UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652
Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – December 31, 2017
Item 1: Reports to Shareholders

Annual Report | December 31, 2017

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Results of Proxy Voting.	7
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	34
About Your Fund’s Expenses.	35
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks hit record highs in 2017 as investors welcomed tax legislation, strong corporate profits, low unemployment, and solid economic growth.

• In this environment, Vanguard 500 Index Fund returned nearly 22% for the 12 months ended December 31, 2017, closely tracking its target index, the Standard & Poor’s 500 Index. The fund, which provides exposure to the stocks of the largest U.S. companies, outpaced the average return of peer funds.

• Among sectors, information technology, health care, and financial stocks were strong performers. Telecommunication services and energy stocks notched modestly negative returns.

• For the ten years ended December 31, the 500 Index Fund recorded an average annual return of 8.37% for Investor Shares, closely tracking its target index. The fund’s return was more than a percentage point better than the average annual return of peer funds.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard 500 Index Fund
Investor Shares	21.67%
ETF Shares
Market Price	21.74
Net Asset Value	21.78
Admiral™ Shares	21.79
Institutional Select Shares	21.83
S&P 500 Index	21.83
Large-Cap Core Funds Average	20.42

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Select
Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard
ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
500 Index Fund Investor Shares	8.37%
S&P 500 Index	8.50
Large-Cap Core Funds Average	7.03
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Select Shares	Average
500 Index Fund	0.14%	0.04%	0.04%	0.01%	1.07%

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the fund’s expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for
Admiral Shares, and 0.01% for Institutional Select Shares. The peer-group expense ratio is derived from data provided by Lipper, a
Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Large-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

3

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

4

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

5

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

6

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	10,555,505,764	302,858,072	97.2%
Emerson U. Fullwood	10,550,271,249	308,092,588	97.2%
Amy Gutmann	10,549,661,393	308,702,444	97.2%
JoAnn Heffernan Heisen	10,561,362,394	297,001,443	97.3%
F. Joseph Loughrey	10,550,135,548	308,228,289	97.2%
Mark Loughridge	10,554,054,699	304,309,138	97.2%
Scott C. Malpass	10,546,031,165	312,332,672	97.1%
F. William McNabb III	10,544,013,615	314,350,222	97.1%
Deanna Mulligan	10,560,536,084	297,827,753	97.3%
André F. Perold	10,509,222,915	349,140,922	96.8%
Sarah Bloom Raskin	10,554,241,538	304,122,299	97.2%
Peter F. Volanakis	10,551,315,296	307,048,541	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
500 Index Fund	896,264,163	41,278,171	41,515,030	154,428,376	79.1%

7

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
500 Index Fund	905,109,429	39,620,007	34,327,928	154,428,376	79.9%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
500 Index Fund	172,217,294	49,780,031	757,060,039	154,428,376	15.2%

8

500 Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Select Shares
Ticker Symbol	VFINX	VOO	VFIAX	VFFSX
Expense Ratio[1]	0.14%	0.04%	0.04%	0.01%
30-Day SEC Yield	1.77%	1.87%	1.86%	1.89%%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	506	505	3,775
Median Market Cap	$94.4B	$94.4B	$66.8B
Price/Earnings Ratio	23.2x	23.2x	22.8x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	16.0%	16.0%	15.1%
Earnings Growth Rate	9.6%	9.6%	9.9%
Dividend Yield	1.8%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer
Discretionary	12.2%	12.2%	12.6%
Consumer Staples	8.2	8.2	7.3
Energy	6.1	6.1	5.8
Financials	14.8	14.8	15.1
Health Care	13.8	13.8	13.3
Industrials	10.2	10.2	10.9
Information
Technology	23.8	23.8	22.8
Materials	3.0	3.0	3.4
Real Estate	2.9	2.9	3.9
Telecommunication
Services	2.1	2.1	1.9
Utilities	2.9	2.9	3.0

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral
Shares, and 0.01% for Institutional Select Shares.

9

500 Index Fund

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.8%
Microsoft Corp.	Systems Software	2.9
Alphabet Inc.	Internet Software &
	Services	2.7
Amazon.com Inc.	Internet & Direct
	Marketing Retail	2.0
Facebook Inc.	Internet Software &
	Services	1.8
Berkshire Hathaway Inc.	Multi-Sector
	Holdings	1.7
Johnson & Johnson	Pharmaceuticals	1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Bank of America Corp.	Diversified Banks	1.3
Top Ten		20.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

10

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund*Investor Shares	21.67%	15.62%	8.37%	$22,342
• • • • • • • •	S&P 500 Index	21.83	15.79	8.50	22,603
– – – –	Large-Cap Core Funds Average	20.42	13.98	7.03	19,720
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	21.78%	15.75%	15.40%	$28,508
S&P 500 Index	21.83	15.79	15.44	28,578
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	15.33	28,389
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	21.79%	15.75%	8.49%	$22,586
S&P 500 Index	21.83	15.79	8.50	22,603
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/24/2016)	Investment
500 Index Fund Institutional Select Shares	21.83%	22.07%	$6,769,029,782
S&P 500 Index	21.83	22.06	6,768,592,454
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	22.23	6,782,952,894
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2017
			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
500 Index Fund ETF Shares Market Price	21.74%	107.78%	185.19%
500 Index Fund ETF Shares Net Asset Value	21.78	107.75	185.08
S&P 500 Index	21.83	108.14	185.78

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

12

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	6,834,188	7,992,378
	Home Depot Inc.	19,953,673	3,781,820
	Comcast Corp. Class A	79,701,872	3,192,060
	Walt Disney Co.	25,806,456	2,774,452
	McDonald’s Corp.	13,622,029	2,344,624
*	Priceline Group Inc.	833,321	1,448,095
*	Netflix Inc.	7,394,298	1,419,409
	NIKE Inc. Class B	22,450,703	1,404,291
	Starbucks Corp.	24,312,113	1,396,245
	Lowe’s Cos. Inc.	14,230,150	1,322,550
	Time Warner Inc.	13,304,244	1,216,939
*	Charter
	Communications
	Inc. Class A	3,313,546	1,113,219
	General Motors Co.	21,840,682	895,250
	Ford Motor Co.	66,657,073	832,547
	TJX Cos. Inc.	10,871,102	831,204
	Marriott International
	Inc. Class A	5,233,074	710,285
	Twenty-First Century
	Fox Inc. Class A	18,017,487	622,144
	Target Corp.	9,287,079	605,982
	Ross Stores Inc.	6,588,547	528,731
	Yum! Brands Inc.	5,758,743	469,971
	Carnival Corp.	6,969,362	462,557
*	Dollar Tree Inc.	4,051,995	434,820
	VF Corp.	5,605,792	414,829
	Dollar General Corp.	4,452,531	414,130
*	Aptiv plc	4,540,717	385,189
	CBS Corp. Class B	6,193,400	365,411
*	O’Reilly Automotive Inc.	1,452,408	349,362
	Royal Caribbean
	Cruises Ltd.	2,925,522	348,956
*	AutoZone Inc.	469,636	334,085
*	Mohawk Industries Inc.	1,079,627	297,869
	DR Horton Inc.	5,831,300	297,805

	Best Buy Co. Inc.	4,345,199	297,516
	MGM Resorts
	International	8,704,912	290,657
	Omnicom Group Inc.	3,938,976	286,876
	Hilton Worldwide
	Holdings Inc.	3,454,915	275,910
	Newell Brands Inc.	8,374,700	258,778
	Twenty-First Century
	Fox Inc.	7,497,428	255,812
	L Brands Inc.	4,218,693	254,050
	Expedia Inc.	2,100,605	251,589
	Genuine Parts Co.	2,505,448	238,043
	Wynn Resorts Ltd.	1,370,038	230,975
*	Ulta Beauty Inc.	997,210	223,036
	Lennar Corp. Class A	3,439,839	217,535
	Tapestry Inc.	4,860,220	214,968
*	LKQ Corp.	5,280,721	214,767
	Whirlpool Corp.	1,228,342	207,148
	Darden Restaurants Inc.	2,113,791	202,966
	Wyndham Worldwide
	Corp.	1,731,875	200,672
*	CarMax Inc.	3,116,531	199,863
*	DISH Network Corp.
	Class A	3,896,447	186,055
	Viacom Inc. Class B	6,031,672	185,836
	PVH Corp.	1,323,653	181,618
	Tiffany & Co.	1,745,506	181,445
	Hasbro Inc.	1,935,780	175,943
	BorgWarner Inc.	3,387,785	173,082
*	Michael Kors Holdings
	Ltd.	2,597,147	163,490
*	Norwegian Cruise Line
	Holdings Ltd.	3,043,464	162,064
	Tractor Supply Co.	2,145,060	160,343
	Kohl’s Corp.	2,879,631	156,162
	PulteGroup Inc.	4,621,441	153,663
^	Harley-Davidson Inc.	2,874,830	146,271
	News Corp. Class A	8,666,276	140,480

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Scripps Networks
	Interactive Inc. Class A	1,641,428	140,145
	Goodyear Tire & Rubber
	Co.	4,208,119	135,964
	Interpublic Group of
	Cos. Inc.	6,638,983	133,842
	Macy’s Inc.	5,204,497	131,101
^	Hanesbrands Inc.	6,227,666	130,221
	Gap Inc.	3,720,863	126,733
	Advance Auto Parts Inc.	1,262,764	125,885
*	Chipotle Mexican Grill
	Inc. Class A	424,465	122,683
	Garmin Ltd.	1,896,673	112,985
	Leggett & Platt Inc.	2,254,102	107,588
	Foot Locker Inc.	2,120,308	99,400
	Ralph Lauren Corp.
	Class A	947,167	98,212
	Nordstrom Inc.	1,994,392	94,494
	H&R Block Inc.	3,574,895	93,734
^	Mattel Inc.	5,878,335	90,409
*	Discovery
	Communications Inc.	3,483,634	73,749
*,^	TripAdvisor Inc.	1,849,508	63,734
*	Discovery
	Communications Inc.
	Class A	2,622,237	58,686
^	Signet Jewelers Ltd.	1,034,502	58,501
*,^	Under Armour Inc.
	Class A	3,146,257	45,400
*,^	Under Armour Inc.	3,174,712	42,287
	Lennar Corp. Class B	67,996	3,514
			47,584,089
Consumer Staples (8.2%)
	Procter & Gamble Co.	43,534,177	3,999,920
	Coca-Cola Co.	65,512,345	3,005,706
	PepsiCo Inc.	24,294,669	2,913,417
	Philip Morris
	International Inc.	26,531,183	2,803,020
	Wal-Mart Stores Inc.	25,011,488	2,469,884
	Altria Group Inc.	32,606,346	2,328,419
	Costco Wholesale
	Corp.	7,466,573	1,389,679
	CVS Health Corp.	17,308,759	1,254,885
	Colgate-Palmolive Co.	15,003,843	1,132,040
	Mondelez International
	Inc. Class A	25,532,798	1,092,804
	Walgreens Boots
	Alliance Inc.	14,835,177	1,077,331
	Kraft Heinz Co.	10,201,796	793,292
	Kimberly-Clark Corp.	6,010,489	725,226
	Constellation Brands
	Inc. Class A	2,943,594	672,817
	General Mills Inc.	9,710,725	575,749
	Sysco Corp.	8,189,288	497,335

	Estee Lauder Cos. Inc.
	Class A	3,825,371	486,740
*	Monster Beverage
	Corp.	7,035,777	445,294
	Kroger Co.	15,203,013	417,323
	Tyson Foods Inc.
	Class A	5,085,382	412,272
	Archer-Daniels-
	Midland Co.	9,552,512	382,865
	Clorox Co.	2,202,556	327,608
	Dr Pepper Snapple
	Group Inc.	3,084,464	299,378
	Kellogg Co.	4,249,704	288,895
	Hershey Co.	2,409,956	273,554
	Conagra Brands Inc.	6,980,036	262,938
	Molson Coors
	Brewing Co. Class B	3,157,150	259,107
	JM Smucker Co.	1,940,913	241,139
	Brown-Forman Corp.
	Class B	3,345,828	229,758
	Church & Dwight Co.
	Inc.	4,271,336	214,293
	McCormick & Co. Inc.	2,046,620	208,571
	Hormel Foods Corp.	4,598,935	167,355
	Coty Inc. Class A	8,064,320	160,399
	Campbell Soup Co.	3,288,458	158,208
			31,967,221
Energy (6.0%)
	Exxon Mobil Corp.	72,405,266	6,055,976
	Chevron Corp.	32,456,002	4,063,167
	Schlumberger Ltd.	23,670,182	1,595,134
	ConocoPhillips	20,429,077	1,121,352
	EOG Resources Inc.	9,880,986	1,066,257
	Occidental Petroleum
	Corp.	13,075,549	963,145
	Phillips 66	7,341,715	742,614
	Halliburton Co.	14,908,554	728,581
	Valero Energy Corp.	7,477,462	687,254
	Kinder Morgan Inc.	32,819,060	593,040
	Marathon Petroleum
	Corp.	8,346,057	550,673
	Pioneer Natural
	Resources Co.	2,907,750	502,605
	Anadarko Petroleum
	Corp.	9,349,899	501,529
	Williams Cos. Inc.	14,129,925	430,821
*	Concho Resources Inc.	2,540,082	381,571
	Devon Energy Corp.	8,976,061	371,609
	ONEOK Inc.	6,549,754	350,084
	Andeavor	2,449,367	280,061
	Apache Corp.	6,508,424	274,786
	Marathon Oil Corp.	14,518,961	245,806
	Noble Energy Inc.	8,315,327	242,309
	EQT Corp.	4,183,882	238,147

14

500 Index Fund

			Market
			Value•
		Shares	($000)
	TechnipFMC plc	7,492,960	234,605
	National Oilwell Varco
	Inc.	6,495,249	233,959
	Baker Hughes a GE Co.	7,317,364	231,521
	Cabot Oil & Gas Corp.	7,904,026	226,055
	Hess Corp.	4,615,787	219,111
	Cimarex Energy Co.	1,628,335	198,673
^	Helmerich & Payne Inc.	1,856,594	120,010
*	Newfield Exploration Co.	3,398,720	107,162
	Range Resources Corp.	3,849,697	65,676
*,^	Chesapeake Energy
	Corp.	15,521,320	61,464
			23,684,757
Financials (14.7%)
	JPMorgan Chase & Co.	59,277,552	6,339,141
*	Berkshire Hathaway
	Inc. Class B	31,357,399	6,215,664
	Bank of America Corp.	165,758,289	4,893,185
	Wells Fargo & Co.	75,729,454	4,594,506
	Citigroup Inc.	45,172,432	3,361,281
	Goldman Sachs
	Group Inc.	5,994,151	1,527,070
	US Bancorp	26,934,236	1,443,136
	Morgan Stanley	23,782,460	1,247,866
	American Express Co.	12,308,983	1,222,405
	PNC Financial Services
	Group Inc.	8,128,892	1,172,918
	Chubb Ltd.	7,932,675	1,159,202
	BlackRock Inc.	2,109,574	1,083,709
	Charles Schwab Corp.	20,387,188	1,047,290
	Bank of New York
	Mellon Corp.	17,497,589	942,420
	American International
	Group Inc.	15,361,045	915,211
	MetLife Inc.	17,981,261	909,133
	CME Group Inc.	5,814,653	849,230
	Prudential Financial Inc.	7,245,197	833,053
	Capital One Financial
	Corp.	8,281,345	824,656
	S&P Global Inc.	4,357,415	738,146
	Marsh & McLennan
	Cos. Inc.	8,721,150	709,814
	Intercontinental
	Exchange Inc.	9,996,533	705,355
	BB&T Corp.	13,478,131	670,133
	Allstate Corp.	6,130,022	641,875
	Travelers Cos. Inc.	4,676,943	634,381
	State Street Corp.	6,336,481	618,504
	Aflac Inc.	6,718,429	589,744
	Aon plc	4,270,341	572,226
	Progressive Corp.	9,938,322	559,726
	SunTrust Banks Inc.	8,134,048	525,378
	Synchrony Financial	12,570,932	485,364
	Discover Financial
	Services	6,209,835	477,660

	M&T Bank Corp.	2,572,359	439,848
	T. Rowe Price Group Inc.	4,141,257	434,542
	Ameriprise Financial Inc.	2,528,308	428,472
	Moody’s Corp.	2,841,620	419,452
	KeyCorp	18,368,809	370,499
	Northern Trust Corp.	3,668,671	366,464
	Fifth Third Bancorp	12,052,389	365,669
	Citizens Financial
	Group Inc.	8,404,055	352,802
	Hartford Financial
	Services Group Inc.	6,093,435	342,939
	Regions Financial Corp.	19,814,935	342,402
	Willis Towers Watson
	plc	2,255,332	339,856
	Principal Financial
	Group Inc.	4,587,308	323,680
*	Berkshire Hathaway
	Inc. Class A	1,014	301,766
	Lincoln National Corp.	3,738,757	287,398
	Huntington Bancshares
	Inc.	18,469,791	268,920
	Comerica Inc.	2,971,701	257,973
	Invesco Ltd.	6,953,734	254,089
	Franklin Resources Inc.	5,584,755	241,987
	Cboe Global Markets
	Inc.	1,938,835	241,559
	Loews Corp.	4,715,387	235,911
*	E*TRADE Financial
	Corp.	4,625,957	229,309
	Unum Group	3,835,103	210,509
	Raymond James
	Financial Inc.	2,195,878	196,092
	Arthur J Gallagher & Co.	3,089,008	195,472
	Affiliated Managers
	Group Inc.	950,163	195,021
	Cincinnati Financial Corp.	2,551,562	191,291
	Zions Bancorporation	3,413,296	173,498
	Torchmark Corp.	1,833,951	166,358
	Everest Re Group Ltd.	701,522	155,219
	XL Group Ltd.	4,372,761	153,746
	Nasdaq Inc.	1,987,654	152,711
	Leucadia National Corp.	5,357,121	141,910
	People’s United
	Financial Inc.	5,918,855	110,683
*	Brighthouse Financial
	Inc.	1,635,643	95,914
	Assurant Inc.	920,479	92,821
	Navient Corp.	4,483,475	59,720
			57,645,884
Health Care (13.7%)
	Johnson & Johnson	45,896,961	6,412,723
	Pfizer Inc.	101,851,362	3,689,056
	UnitedHealth Group
	Inc.	16,558,928	3,650,581
	AbbVie Inc.	27,238,724	2,634,257

15

500 Index Fund

			Market
			Value•
		Shares	($000)
	Merck & Co. Inc.	46,729,139	2,629,449
	Amgen Inc.	12,404,032	2,157,061
	Medtronic plc	23,124,672	1,867,317
	Bristol-Myers Squibb
	Co.	27,964,205	1,713,646
	Abbott Laboratories	29,741,780	1,697,363
	Gilead Sciences Inc.	22,320,849	1,599,066
*	Celgene Corp.	13,453,235	1,403,980
	Eli Lilly & Co.	16,555,389	1,398,268
	Thermo Fisher
	Scientific Inc.	6,851,951	1,301,048
*	Biogen Inc.	3,612,802	1,150,930
	Aetna Inc.	5,571,827	1,005,102
	Anthem Inc.	4,387,323	987,192
	Danaher Corp.	10,458,519	970,760
	Becton Dickinson and
	Co.	4,527,947	969,252
	Allergan plc	5,682,897	929,608
	Cigna Corp.	4,212,097	855,435
	Stryker Corp.	5,499,062	851,475
*	Express Scripts Holding
	Co.	9,677,552	722,332
*	Intuitive Surgical Inc.	1,914,566	698,702
*	Vertex Pharmaceuticals
	Inc.	4,321,468	647,615
	Humana Inc.	2,441,062	605,554
	Zoetis Inc.	8,326,463	599,838
*	Boston Scientific Corp.	23,462,993	581,648
	McKesson Corp.	3,562,156	555,518
	Baxter International Inc.	8,564,483	553,608
*	Illumina Inc.	2,494,808	545,091
*	Regeneron
	Pharmaceuticals Inc.	1,316,380	494,906
*	Alexion Pharmaceuticals
	Inc.	3,817,909	456,584
*	HCA Healthcare Inc.	4,840,946	425,229
	Zimmer Biomet
	Holdings Inc.	3,460,629	417,594
*	Edwards Lifesciences
	Corp.	3,617,077	407,681
*	Mylan NV	9,166,930	387,853
	Agilent Technologies
	Inc.	5,497,327	368,156
*	Cerner Corp.	5,394,050	363,505
	Cardinal Health Inc.	5,374,144	329,274
*	Centene Corp.	2,946,481	297,241
*	Incyte Corp.	2,992,557	283,425
*	Laboratory Corp. of
	America Holdings	1,739,334	277,441
*	Align Technology Inc.	1,232,786	273,913
*	Mettler-Toledo
	International Inc.	437,046	270,759
*	Waters Corp.	1,358,944	262,534
	Dentsply Sirona Inc.	3,924,485	258,349

	AmerisourceBergen
	Corp. Class A	2,756,928	253,141
*	IQVIA Holdings Inc.	2,487,889	243,564
*	IDEXX Laboratories Inc.	1,490,106	233,023
	Quest Diagnostics Inc.	2,329,146	229,398
	ResMed Inc.	2,424,197	205,305
*	Hologic Inc.	4,711,832	201,431
	Perrigo Co. plc	2,238,831	195,137
*	Henry Schein Inc.	2,682,910	187,482
*	DaVita Inc.	2,587,786	186,968
	Cooper Cos. Inc.	836,714	182,303
*	Varian Medical
	Systems Inc.	1,565,694	174,027
	Universal Health
	Services Inc. Class B	1,496,606	169,640
	PerkinElmer Inc.	1,883,234	137,702
*	Envision Healthcare
	Corp.	2,067,279	71,445
	Patterson Cos. Inc.	1,404,084	50,730
			53,679,215
Industrials (10.1%)
	Boeing Co.	9,565,531	2,820,971
	General Electric Co.	148,180,271	2,585,746
	3M Co.	10,197,174	2,400,109
	Honeywell
	International Inc.	13,016,816	1,996,259
	Union Pacific Corp.	13,450,839	1,803,758
	United Technologies
	Corp.	12,690,132	1,618,880
	Caterpillar Inc.	10,165,766	1,601,921
	United Parcel Service
	Inc. Class B	11,740,036	1,398,825
	Lockheed Martin Corp.	4,262,607	1,368,510
	FedEx Corp.	4,215,369	1,051,903
	General Dynamics Corp.	4,744,813	965,332
	Raytheon Co.	4,939,647	927,913
	Northrop Grumman
	Corp.	2,974,543	912,917
	Illinois Tool Works Inc.	5,267,734	878,921
	Deere & Co.	5,465,430	855,395
	CSX Corp.	15,271,443	840,082
	Emerson Electric Co.	10,966,108	764,228
	Norfolk Southern Corp.	4,889,458	708,483
	Delta Air Lines Inc.	11,208,614	627,682
	Southwest Airlines Co.	9,328,583	610,556
	Johnson Controls
	International plc	15,672,618	597,284
	Eaton Corp. plc	7,528,251	594,807
	Waste Management
	Inc.	6,824,903	588,989
	Cummins Inc.	2,666,043	470,930
	Parker-Hannifin Corp.	2,276,582	454,360
	Roper Technologies Inc.	1,749,218	453,048

16

500 Index Fund

			Market
			Value•
		Shares	($000)
	Stanley Black & Decker
	Inc.	2,620,862	444,734
	Rockwell Automation
	Inc.	2,196,231	431,230
	PACCAR Inc.	6,009,372	427,146
	Ingersoll-Rand plc	4,267,902	380,654
	American Airlines
	Group Inc.	7,274,115	378,472
	Fortive Corp.	5,224,286	377,977
	Rockwell Collins Inc.	2,780,679	377,116
*	United Continental
	Holdings Inc.	4,302,808	290,009
	AMETEK Inc.	3,948,340	286,136
*	IHS Markit Ltd.	6,207,107	280,251
	Dover Corp.	2,661,930	268,828
	Fastenal Co.	4,910,538	268,557
	L3 Technologies Inc.	1,335,128	264,155
	Republic Services Inc.
	Class A	3,884,084	262,603
*	Verisk Analytics Inc.
	Class A	2,655,991	254,975
	Textron Inc.	4,501,272	254,727
*	United Rentals Inc.	1,444,181	248,269
	Equifax Inc.	2,051,984	241,970
	Masco Corp.	5,375,565	236,202
	Cintas Corp.	1,471,540	229,310
	TransDigm Group Inc.	825,807	226,783
	CH Robinson Worldwide
	Inc.	2,382,571	212,263
	WW Grainger Inc.	886,324	209,394
	Xylem Inc.	3,069,732	209,356
	Nielsen Holdings plc	5,722,505	208,299
	Pentair plc	2,822,230	199,306
	Arconic Inc.	7,236,049	197,182
	Expeditors International
	of Washington Inc.	3,037,431	196,491
	Kansas City Southern	1,769,806	186,219
	Fortune Brands Home
	& Security Inc.	2,628,702	179,908
	Snap-on Inc.	974,697	169,890
	JB Hunt Transport
	Services Inc.	1,462,038	168,105
	Alaska Air Group Inc.	2,103,069	154,597
	AO Smith Corp.	2,492,773	152,757
	Jacobs Engineering
	Group Inc.	2,057,879	135,738
	Allegion plc	1,622,860	129,115
	Acuity Brands Inc.	720,415	126,793
	Fluor Corp.	2,390,547	123,472
	Robert Half
	International Inc.	2,142,290	118,983
*	Quanta Services Inc.	2,643,592	103,391
*	Stericycle Inc.	1,459,829	99,254
	Flowserve Corp.	2,234,220	94,128
			39,702,554

Information Technology (23.7%)
	Apple Inc.	87,732,310	14,846,939
	Microsoft Corp.	131,822,935	11,276,134
*	Facebook Inc. Class A	40,750,338	7,190,805
*	Alphabet Inc. Class C	5,157,961	5,397,290
*	Alphabet Inc. Class A	5,092,941	5,364,904
	Intel Corp.	79,969,584	3,691,396
	Visa Inc. Class A	30,987,529	3,533,198
	Cisco Systems Inc.	84,473,576	3,235,338
	Oracle Corp.	52,059,100	2,461,354
	Mastercard Inc.
	Class A	15,870,930	2,402,224
	International Business
	Machines Corp.	14,709,946	2,256,800
	NVIDIA Corp.	10,355,113	2,003,714
	Broadcom Ltd.	6,947,686	1,784,860
	Texas Instruments Inc.	16,840,322	1,758,803
	Accenture plc Class A	10,557,663	1,616,273
	QUALCOMM Inc.	25,189,688	1,612,644
*	Adobe Systems Inc.	8,423,064	1,476,058
*	PayPal Holdings Inc.	19,305,380	1,421,262
*	salesforce.com Inc.	11,723,492	1,198,493
	Applied Materials Inc.	18,223,772	931,599
	Automatic Data
	Processing Inc.	7,577,972	888,063
	Activision Blizzard Inc.	12,919,541	818,065
*	Micron Technology Inc.	19,706,350	810,325
	Cognizant Technology
	Solutions Corp.
	Class A	10,075,173	715,539
	Intuit Inc.	4,149,837	654,761
*	eBay Inc.	16,598,994	626,446
	HP Inc.	28,535,491	599,531
	TE Connectivity Ltd.	6,007,799	570,981
	Analog Devices Inc.	6,298,965	560,797
*	Electronic Arts Inc.	5,261,418	552,765
	Fidelity National
	Information
	Services Inc.	5,704,807	536,765
	Lam Research Corp.	2,767,325	509,381
	Corning Inc.	14,849,375	475,031
*	Fiserv Inc.	3,561,574	467,029
	DXC Technology Co.	4,874,929	462,631
	Amphenol Corp.
	Class A	5,218,173	458,156
	Western Digital Corp.	5,055,661	402,077
*	Autodesk Inc.	3,746,696	392,766
	Hewlett Packard
	Enterprise Co.	27,263,769	391,508
	Paychex Inc.	5,462,554	371,891
*	Red Hat Inc.	3,022,248	362,972
	Microchip Technology
	Inc.	3,998,239	351,365
	Skyworks Solutions Inc.	3,138,891	298,038
	Symantec Corp.	10,591,777	297,205

17

500 Index Fund

			Market
			Value•
		Shares	($000)
	Xilinx Inc.	4,287,195	289,043
	Harris Corp.	2,036,385	288,454
	KLA-Tencor Corp.	2,677,069	281,280
	Global Payments Inc.	2,719,004	272,553
	NetApp Inc.	4,609,301	254,986
	Motorola Solutions Inc.	2,768,056	250,066
	Total System Services
	Inc.	2,859,064	226,123
*	Synopsys Inc.	2,567,314	218,838
*	Citrix Systems Inc.	2,446,272	215,272
*	ANSYS Inc.	1,450,317	214,052
	Alliance Data Systems
	Corp.	821,517	208,238
	Seagate Technology plc	4,944,819	206,891
*	Cadence Design
	Systems Inc.	4,825,002	201,782
*	Gartner Inc.	1,549,494	190,820
*	Akamai Technologies
	Inc.	2,891,535	188,065
	Juniper Networks Inc.	6,408,711	182,648
	CA Inc.	5,366,709	178,604
*,^	VeriSign Inc.	1,448,880	165,810
	Western Union Co.	7,845,057	149,135
*	Qorvo Inc.	2,174,008	144,789
*,^	Advanced Micro
	Devices Inc.	14,009,028	144,013
*	F5 Networks Inc.	1,069,396	140,326
	FLIR Systems Inc.	2,368,607	110,424
	Xerox Corp.	3,649,193	106,374
	CSRA Inc.	2,801,858	83,832
*	Conduent Inc.	4	—
			92,946,594
Materials (3.0%)
	DowDuPont Inc.	39,982,839	2,847,578
	Monsanto Co.	7,507,047	876,673
	Praxair Inc.	4,891,828	756,668
	Air Products &
	Chemicals Inc.	3,724,105	611,051
	LyondellBasell
	Industries NV Class A	5,526,961	609,734
	Ecolab Inc.	4,443,001	596,162
	Sherwin-Williams Co.	1,406,050	576,537
	PPG Industries Inc.	4,348,386	507,978
*	Freeport-McMoRan
	Inc.	23,009,084	436,252
	International Paper Co.	7,055,603	408,802
	Nucor Corp.	5,430,541	345,274
	Newmont Mining Corp.	9,110,434	341,823
	Vulcan Materials Co.	2,259,878	290,101
	WestRock Co.	4,350,100	274,970
	Albemarle Corp.	1,887,777	241,428
	Martin Marietta
	Materials Inc.	1,074,206	237,442
	Eastman Chemical Co.	2,454,639	227,398

	Ball Corp.	5,982,087	226,422
	FMC Corp.	2,294,568	217,204
	International Flavors &
	Fragrances Inc.	1,349,416	205,934
	Packaging Corp. of
	America	1,612,722	194,414
	Avery Dennison Corp.	1,511,026	173,556
	CF Industries Holdings
	Inc.	3,983,430	169,455
	Mosaic Co.	5,995,581	153,847
	Sealed Air Corp.	3,081,143	151,900
			11,678,603
Real Estate (2.9%)
	American Tower Corp.	7,328,052	1,045,493
	Simon Property Group
	Inc.	5,311,319	912,166
	Crown Castle
	International Corp.	6,941,963	770,627
	Equinix Inc.	1,336,829	605,878
	Prologis Inc.	9,091,501	586,493
	Public Storage	2,557,500	534,517
	Weyerhaeuser Co.	12,899,440	454,834
	AvalonBay
	Communities Inc.	2,360,041	421,055
	Welltower Inc.	6,329,979	403,663
	Equity Residential	6,281,137	400,548
	Digital Realty Trust Inc.	3,511,556	399,966
	Ventas Inc.	6,083,065	365,045
	Boston Properties Inc.	2,635,974	342,756
*	SBA Communications
	Corp. Class A	2,007,928	328,015
	Realty Income Corp.	4,814,018	274,495
	Essex Property Trust
	Inc.	1,128,242	272,324
	Host Hotels & Resorts
	Inc.	12,644,899	251,001
	GGP Inc.	10,668,170	249,528
	Vornado Realty Trust	2,946,260	230,339
*	CBRE Group Inc.
	Class A	5,161,652	223,551
	Alexandria Real Estate
	Equities Inc.	1,635,685	213,604
	HCP Inc.	8,017,392	209,094
	Mid-America
	Apartment
	Communities Inc.	1,941,976	195,285
	Extra Space Storage Inc.	2,152,143	188,205
	Iron Mountain Inc.	4,810,885	181,515
	UDR Inc.	4,573,337	176,165
	Regency Centers Corp.	2,529,494	174,990
	SL Green Realty Corp.	1,678,008	169,361
	Duke Realty Corp.	6,081,791	165,486
	Federal Realty
	Investment Trust	1,238,965	164,547

18

500 Index Fund

		Market
		Value•
	Shares	($000)
Kimco Realty Corp.	7,272,101	131,989
Macerich Co.	1,853,048	121,708
Apartment Investment
& Management Co.	2,683,435	117,293
		11,281,536
Telecommunication Services (2.1%)
AT&T Inc.	104,917,384	4,079,188
Verizon
Communications Inc.	69,690,557	3,688,721
CenturyLink Inc.	16,620,202	277,225
		8,045,134
Utilities (2.9%)
NextEra Energy Inc.	8,038,367	1,255,513
Duke Energy Corp.	11,960,209	1,005,973
Dominion Energy Inc.	10,993,182	891,107
Southern Co.	17,145,210	824,513
Exelon Corp.	16,405,858	646,555
American Electric
Power Co. Inc.	8,402,993	618,208
Sempra Energy	4,289,985	458,685
Consolidated Edison Inc.	5,298,666	450,122
Public Service
Enterprise Group Inc.	8,646,650	445,303
Xcel Energy Inc.	8,675,672	417,387
PG&E Corp.	8,765,719	392,967
PPL Corp.	11,669,186	361,161
WEC Energy Group Inc.	5,394,448	358,353
Edison International	5,565,160	351,941
Eversource Energy	5,412,855	341,984
DTE Energy Co.	3,064,131	335,400
American Water
Works Co. Inc.	3,047,662	278,831
Entergy Corp.	3,078,942	250,595
Ameren Corp.	4,144,358	244,476
FirstEnergy Corp.	7,601,463	232,757
CMS Energy Corp.	4,818,527	227,916
CenterPoint Energy Inc.	7,364,826	208,866
Alliant Energy Corp.	3,948,061	168,227
Pinnacle West Capital
Corp.	1,908,054	162,528
NiSource Inc.	5,752,709	147,672
NRG Energy Inc.	5,138,558	146,346
AES Corp.	11,284,428	122,210
SCANA Corp.	2,435,576	96,887
		11,442,483
Total Common Stocks
(Cost $238,262,115)	389,658,070
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund,
1.458%	14,507,441	1,450,889

U. S. Government and Agency Obligations (0.0%)
	United States Cash
	Management Bill,
	1.029%, 1/2/18	10,000	10,000
4	United States Treasury
	Bill, 1.084%–1.099%,
	2/1/18	25,000	24,974
4	United States Treasury
	Bill, 1.209%, 2/8/18	20,000	19,975
4	United States Treasury
	Bill, 1.087%, 3/1/18	15,000	14,968
	United States Treasury
	Bill, 1.370%, 5/17/18	15,400	15,318
			85,235
Total Temporary Cash Investments
(Cost $1,536,013)			1,536,124
Total Investments (99.9%)
(Cost $239,798,128)			391,194,194

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	21,207
Receivables for Investment Securities
Sold	414,785
Receivables for Accrued Income	394,669
Receivables for Capital Shares Issued	457,176
Other Assets	43
Total Other Assets	1,287,880
Liabilities
Payables for Investment Securities
Purchased	(373,055)
Collateral for Securities on Loan	(138,757)
Payables for Capital Shares Redeemed	(377,446)
Payables to Vanguard	(148,029)
Variation Margin Payable-Futures
Contracts	(5,223)
Other Liabilities	(4,958)
Total Liabilities	(1,047,468)
Net Assets (100%)	391,434,606

19

500 Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	241,297,532
Overdistributed Net Investment Income	(93,918)
Accumulated Net Realized Losses	(1,175,236)
Unrealized Appreciation (Depreciation)
Investment Securities	151,396,066
Futures Contracts	10,162
Net Assets	391,434,606

Investor Shares—Net Assets
Applicable to 112,048,695 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,655,707
Net Asset Value Per Share—
Investor Shares	$246.82

ETF Shares—Net Assets
Applicable to 341,467,765 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	83,640,332
Net Asset Value Per Share—
ETF Shares	$244.94

Amount
($000)
Admiral Shares—Net Assets
Applicable to 953,049,544 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	235,231,622
Net Asset Value Per Share—
Admiral Shares	$246.82

Institutional Select Shares—Net Assets
Applicable to 343,360,333 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	44,906,945
Net Asset Value Per Share—
Institutional Select Shares	$130.79

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $129,963,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $138,757,000 of collateral received for securities on loan.
4 Securities with a value of $49,039,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	11,141	1,490,666	10,162

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	6,675,777
Interest[1]	14,692
Securities Lending—Net	4,231
Total Income	6,694,700
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11,985
Management and Administrative—Investor Shares	31,508
Management and Administrative—ETF Shares	16,219
Management and Administrative—Admiral Shares	55,652
Management and Administrative—Institutional Select Shares	1,673
Marketing and Distribution—Investor Shares	4,260
Marketing and Distribution—ETF Shares	4,074
Marketing and Distribution—Admiral Shares	13,327
Marketing and Distribution—Institutional Select Shares	3
Custodian Fees	2,277
Auditing Fees	50
Shareholders’ Reports and Proxy—Investor Shares	1,598
Shareholders’ Reports and Proxy—ETF Shares	4,170
Shareholders’ Reports and Proxy—Admiral Shares	4,169
Shareholders’ Reports and Proxy—Institutional Select Shares	—
Trustees’ Fees and Expenses	256
Total Expenses	151,221
Net Investment Income	6,543,479
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,055,271
Futures Contracts	251,110
Realized Net Gain (Loss)	6,306,381
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	52,938,334
Futures Contracts	18,895
Change in Unrealized Appreciation (Depreciation)	52,957,229
Net Increase (Decrease) in Net Assets Resulting from Operations	65,807,089
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,079,000, $27,000, and $43,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,543,479	5,265,549
Realized Net Gain (Loss)	6,306,381	6,689,644
Change in Unrealized Appreciation (Depreciation)	52,957,229	16,565,774
Net Increase (Decrease) in Net Assets Resulting from Operations	65,807,089	28,520,967
Distributions
Net Investment Income
Investor Shares	(502,714)	(530,428)
ETF Shares	(1,392,614)	(1,047,723)
Admiral Shares	(4,061,760)	(3,539,036)
Institutional Select Shares	(593,341)	(141,449)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Investor Shares	—	—
Total Distributions	(6,550,429)	(5,258,636)
Capital Share Transactions
Investor Shares	(3,875,867)	(1,863,704)
ETF Shares	14,595,756	11,566,096
Admiral Shares	16,802,846	13,258,093
Institutional Select Shares	22,089,206	17,071,485
Net Increase (Decrease) from Capital Share Transactions	49,611,941	40,031,970
Total Increase (Decrease)	108,868,601	63,294,301
Net Assets
Beginning of Period	282,566,005	219,271,704
End of Period[1]	391,434,606	282,566,005
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($93,918,000) and ($86,968,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$206.57	$188.48	$189.89	$170.36	$131.37
Investment Operations
Net Investment Income	4.221[1]	3.997	3.775	3.326	2.956
Net Realized and Unrealized Gain (Loss)
on Investments	40.205	18.069	(1.438)	19.507	38.982
Total from Investment Operations	44.426	22.066	2.337	22.833	41.938
Distributions
Dividends from Net Investment Income	(4.176)	(3.976)	(3.747)	(3.303)	(2.948)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.176)	(3.976)	(3.747)	(3.303)	(2.948)
Net Asset Value, End of Period	$246.82	$206.57	$188.48	$189.89	$170.36

Total Return[2]	21.67%	11.82%	1.25%	13.51%	32.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,656	$26,652	$26,092	$28,040	$27,758
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.05%	2.00%	1.88%	1.95%
Portfolio Turnover Rate [3]	3%	4%	3%	3%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013[1]
Net Asset Value, Beginning of Period	$205.00	$187.05	$188.45	$169.07	$130.38
Investment Operations
Net Investment Income	4.434 [2]	4.155	3.958	3.518	3.117
Net Realized and Unrealized Gain (Loss)
on Investments	39.874	17.933	(1.427)	19.352	38.681
Total from Investment Operations	44.308	22.088	2.531	22.870	41.798
Distributions
Dividends from Net Investment Income	(4.368)	(4.138)	(3.931)	(3.490)	(3.108)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.368)	(4.138)	(3.931)	(3.490)	(3.108)
Net Asset Value, End of Period	$244.94	$205.00	$187.05	$188.45	$169.07

Total Return	21.78%	11.93%	1.35%	13.63%	32.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,640	$56,648	$40,440	$27,630	$15,037
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.15%	2.11%	2.00%	2.07%
Portfolio Turnover Rate [3]	3%	4%	3%	3%	3%

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$206.57	$188.48	$189.89	$170.36	$131.37
Investment Operations
Net Investment Income	4.458[1]	4.185	3.990	3.544	3.142
Net Realized and Unrealized Gain (Loss)
on Investments	40.193	18.074	(1.439)	19.503	38.980
Total from Investment Operations	44.651	22.259	2.551	23.047	42.122
Distributions
Dividends from Net Investment Income	(4.401)	(4.169)	(3.961)	(3.517)	(3.132)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.401)	(4.169)	(3.961)	(3.517)	(3.132)
Net Asset Value, End of Period	$246.82	$206.57	$188.48	$189.89	$170.36

Total Return[2]	21.79%	11.93%	1.36%	13.64%	32.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$235,232	$181,513	$152,740	$143,043	$82,357
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.15%	2.11%	2.00%	2.07%
Portfolio Turnover Rate [3]	3%	4%	3%	3%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

500 Index Fund

Financial Highlights

Institutional Select Shares
	Year	June 24,
	Ended	2016[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$109.45	$99.57
Investment Operations
Net Investment Income	2.423 [2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	21.283	9.859
Total from Investment Operations	23.706	11.059
Distributions
Dividends from Net Investment Income	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.366)	(1.179)
Net Asset Value, End of Period	$130.79	$109.45

Total Return	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.00%	2.26%[3]
Portfolio Turnover Rate [4]	3%	4%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

26

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

27

500 Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

28

500 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $21,206,582, representing 0.01% of the fund’s net assets and 8.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

29

500 Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	389,658,070	—	—
Temporary Cash Investments	1,450,889	85,235	—
Futures Contracts—Liabilities[1]	(5,223)	—	—
Total	391,103,736	85,235	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $6,646,264,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $42,626,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $1,161,462,000 that may be carried forward indefinitely to offset future net capital gains.

At December 31, 2017, the cost of investment securities for tax purposes was $239,798,128,000. Net unrealized appreciation of investment securities for tax purposes was $151,396,066,000, consisting of unrealized gains of $156,408,365,000 on securities that had risen in value since their purchase and $5,012,299,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $69,295,386,000 of investment securities and sold $20,128,588,000 of investment securities, other than temporary cash investments. Purchases and sales include $43,244,268,000 and $9,714,949,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

500 Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,064,839	18,044	3,996,733	20,796
Issued in Lieu of Cash Distributions	473,688	2,063	502,725	2,544
Redeemed	(8,414,394)	(37,077)	(6,363,162)	(32,754)
Net Increase (Decrease)—Investor Shares	(3,875,867)	(16,970)	(1,863,704)	(9,414)
ETF Shares
Issued	23,401,120	104,080	20,791,085	108,961
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,805,364)	(38,950)	(9,224,989)	(48,825)
Net Increase (Decrease) —ETF Shares	14,595,756	65,130	11,566,096	60,136
Admiral Shares
Issued	38,394,575	170,114	30,149,922	155,773
Issued in Lieu of Cash Distributions	3,598,566	15,616	3,138,593	15,855
Redeemed	(25,190,295)	(111,384)	(20,030,422)	(103,296)
Net Increase (Decrease) —Admiral Shares	16,802,846	74,346	13,258,093	68,332
Institutional Select Shares[1]
Issued	22,971,601	188,566	17,224,925	163,684
Issued in Lieu of Cash Distributions	593,340	4,807	141,449	1,293
Redeemed	(1,475,735)	(12,216)	(294,889)	(2,774)
Net Increase (Decrease)—
Institutional Select Shares	22,089,206	181,157	17,071,485	162,203
1 Inception was June 24, 2016, for Institutional Select Shares.

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

32

Special 2017 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $6,550,429,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 94.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

33

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares
Periods Ended December 31, 2017

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	21.67%	15.62%	8.37%
Returns After Taxes on Distributions	21.15	15.10	7.95
Returns After Taxes on Distributions and Sale of Fund Shares	12.64	12.51	6.75

34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

35

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,113.53	$0.75
ETF Shares	1,000.00	1,114.08	0.16
Admiral Shares	1,000.00	1,114.11	0.21
Institutional Select Shares	1,000.00	1,114.29	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

36

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

37

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

38

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services);

Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing > 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting	Source for Bloomberg Barclays indexes: Bloomberg
guidelines by visiting vanguard.com/proxyreporting or by	Index Services Limited. Copyright 2017, Bloomberg. All
calling Vanguard at 800-662-2739. The guidelines are	rights reserved.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022018

Annual Report | December 31, 2017

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Results of Proxy Voting.	8
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	33
Small-Cap Value Index Fund.	54
Your Fund’s After-Tax Returns.	78
About Your Fund’s Expenses.	79
Glossary.	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended December 31, 2017, returns for Vanguard’s three small-capitalization U.S. index funds ranged from almost 12% for Vanguard Small-Cap Value Index Fund to nearly 22% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned about 16%.

• All three funds closely tracked their target indexes. The Small-Cap Index Fund and Small-Cap Value Index Fund surpassed the average return of their peers; the Small-Cap Growth Index Fund lagged the average return of its peers.

• Small-cap stocks trailed their large-cap counterparts, while growth stocks outperformed value stocks.

• The industrial, technology, and health care sectors contributed strongly to all three funds. Returns in telecommunications and oil and gas were negative for all three funds.

• Over the ten years ended December 31, 2017, all three funds closely tracked their target indexes and exceeded the average return of their peers.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	16.10%
ETF Shares
Market Price	16.24
Net Asset Value	16.24
Admiral™ Shares	16.24
Institutional Shares	16.25
Institutional Plus Shares	16.27
CRSP US Small Cap Index	16.24
Small-Cap Core Funds Average	12.52
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total
Returns
Vanguard Small-Cap Growth Index Fund
Investor Shares	21.78%
ETF Shares
Market Price	21.93
Net Asset Value	21.90
Admiral Shares	21.92
Institutional Shares	21.94
CRSP US Small Cap Growth Index	21.90
Small-Cap Growth Funds Average	22.61
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Value Index Fund
Investor Shares	11.67%
ETF Shares
Market Price	11.84
Net Asset Value	11.79
Admiral Shares	11.80
Institutional Shares	11.80
CRSP US Small Cap Value Index	11.83
Small-Cap Value Funds Average	8.73
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Small-Cap Index Fund Investor Shares	9.54%
Spliced Small-Cap Index	9.61
Small-Cap Core Funds Average	7.74
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

2

Average
Annual Return
Small-Cap Growth Index Fund Investor Shares	9.23%
Spliced Small-Cap Growth Index	9.26
Small-Cap Growth Funds Average	7.62
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Value Index Fund Investor Shares	9.63%
Spliced Small-Cap Value Index	9.76
Small-Cap Value Funds Average	8.16
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Shares Plus	Average
Small-Cap Index Fund	0.18%	0.06%	0.06%	0.05%	0.04%	1.24%
Small-Cap Growth Index Fund	0.19	0.07	0.07	0.06	—	1.34
Small-Cap Value Index Fund	0.19	0.07	0.07	0.06	—	1.32

he fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05%
for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap
Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and
for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for
Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for
the Small-Cap Value Index Fund, Small-Cap Value Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

4

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

5

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

6

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

7

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	10,555,505,764	302,858,072	97.2%
Emerson U. Fullwood	10,550,271,249	308,092,588	97.2%
Amy Gutmann	10,549,661,393	308,702,444	97.2%
JoAnn Heffernan Heisen	10,561,362,394	297,001,443	97.3%
F. Joseph Loughrey	10,550,135,548	308,228,289	97.2%
Mark Loughridge	10,554,054,699	304,309,138	97.2%
Scott C. Malpass	10,546,031,165	312,332,672	97.1%
F. William McNabb III	10,544,013,615	314,350,222	97.1%
Deanna Mulligan	10,560,536,084	297,827,753	97.3%
André F. Perold	10,509,222,915	349,140,922	96.8%
Sarah Bloom Raskin	10,554,241,538	304,122,299	97.2%
Peter F. Volanakis	10,551,315,296	307,048,541	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Small-Cap Growth
Index Fund	164,362,787	6,606,954	7,038,309	34,408,152	77.4%
Small-Cap Index Fund	448,437,808	18,207,513	16,637,019	89,582,470	78.3%
Small-Cap Value Index Fund	233,854,697	10,530,844	9,934,901	52,619,083	76.2%

8

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Small-Cap Growth
Index Fund	165,816,644	6,376,930	5,814,476	34,408,152	78.1%
Small-Cap Index Fund	452,039,550	17,524,391	13,718,398	89,582,470	78.9%
Small-Cap Value Index Fund	236,499,857	9,568,247	8,252,338	52,619,083	77.1%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Small-Cap Growth
Index Fund	33,984,457	15,140,240	128,883,353	34,408,152	16.0%
Small-Cap Index Fund	82,614,878	31,345,189	369,322,272	89,582,470	14.4%
Small-Cap Value Index Fund	46,455,628	19,247,107	188,617,707	52,619,083	15.1%

9

Small-Cap Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.04%
30-Day SEC Yield	1.29%	1.40%	1.40%	1.41%	1.42%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index	FA Index
Number of Stocks	1,429	1,402	3,775
Median Market Cap	$4.1B	$4.1B	$66.8B
Price/Earnings Ratio	21.4x	21.3x	22.8x
Price/Book Ratio	2.4x	2.4x	3.0x
Return on Equity	9.0%	9.1%	15.1%
Earnings Growth
Rate	11.4%	11.3%	9.9%
Dividend Yield	1.4%	1.4%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	15%	—	—
Short-Term
Reserves	0.1%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.09
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Diamondback Energy	Exploration &
Inc.	Production	0.3%
XPO Logistics Inc.	Transportation
	Services	0.3
Broadridge Financial	Financial
Solutions Inc.	Administration	0.3
CDW Corp.	Computer Services	0.3
IDEX Corp.	Industrial Machinery	0.3
Spirit AeroSystems
Holdings Inc.	Aerospace	0.3
Leidos Holdings Inc.	Computer Services	0.3
Atmos Energy Corp.	Gas Distribution	0.3
Steel Dynamics Inc.	Iron & Steel	0.3
Nektar Therapeutics	Biotechnology	0.3
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral
Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares.

10

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	4.6%	4.6%	2.7%
Consumer Goods	7.4	7.4	9.0
Consumer Services	12.0	12.0	12.8
Financials	24.6	24.7	20.5
Health Care	10.3	10.3	12.5
Industrials	20.8	20.8	13.2
Oil & Gas	4.9	4.9	5.7
Technology	11.2	11.2	18.7
Telecommunications	0.4	0.4	1.9
Utilities	3.8	3.7	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund*Investor Shares	16.10%	14.30%	9.54%	$24,874
• • • • • • • •	Spliced Small-Cap Index	16.24	14.43	9.61	25,036
– – – –	Small-Cap Core Funds Average	12.52	12.79	7.74	21,082
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	16.24%	14.44%	9.68%	$25,204
Spliced Small-Cap Index	16.24	14.43	9.61	25,036
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

12

Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	16.24%	14.44%	9.68%	$25,202
Spliced Small-Cap Index	16.24	14.43	9.61	25,036
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Small-Cap Index Fund Institutional Shares	16.25%	14.45%	9.71%	$12,632,604

Spliced Small-Cap Index	16.24	14.43	9.61	12,517,772
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	16.27%	14.47%	12.44%	$228,226,852
Spliced Small-Cap Index	16.24	14.43	12.38	227,325,391
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	13.57	244,815,191
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price	16.24%	96.26%	152.03%
Small-Cap Index Fund ETF Shares Net Asset Value	16.24	96.31	152.04
Spliced Small-Cap Index	16.24	96.16	150.36

13

Small-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

14

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	5,281,686	227,799	0.3%
Chemours Co.	4,358,835	218,203	0.2%
Basic Materials—Other †		3,459,316	4.1%
		3,905,318	4.6%
Consumer Goods
Thor Industries Inc.	1,177,504	177,473	0.2%
* Middleby Corp.	1,310,592	176,864	0.2%
Toll Brothers Inc.	3,547,643	170,358	0.2%
Consumer Goods—Other †		5,666,658	6.7%
		6,191,353	7.3%
Consumer Services
* Copart Inc.	4,909,377	212,036	0.3%
Vail Resorts Inc.	959,212	203,804	0.2%
* Burlington Stores Inc.	1,600,783	196,944	0.2%
* JetBlue Airways Corp.	7,545,085	168,557	0.2%
Consumer Services—Other †		9,297,040	11.0%
		10,078,381	11.9%
Financials
East West Bancorp Inc.	3,426,655	208,443	0.3%
American Financial Group Inc.	1,685,665	182,962	0.2%
WP Carey Inc.	2,556,984	176,176	0.2%
Kilroy Realty Corp.	2,315,309	172,838	0.2%
MarketAxess Holdings Inc.	837,939	169,054	0.2%
Equity LifeStyle Properties Inc.	1,893,181	168,531	0.2%
Financials—Other †		19,605,615	23.2%
		20,683,619	24.5%

15

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Nektar Therapeutics Class A	3,706,584	221,357	0.3%
*	Exelixis Inc.	6,955,380	211,444	0.3%
*	WellCare Health Plans Inc.	1,049,755	211,116	0.2%
*	Bluebird Bio Inc.	1,170,011	208,379	0.2%
*	ABIOMED Inc.	986,902	184,955	0.2%
	STERIS plc	1,996,220	174,609	0.2%
	West Pharmaceutical Services Inc.	1,742,753	171,957	0.2%
	Health Care—Other †		7,275,245	8.6%
			8,659,062	10.2%
Industrials
*	XPO Logistics Inc.	2,825,373	258,776	0.3%
	Broadridge Financial Solutions Inc.	2,767,906	250,717	0.3%
	IDEX Corp.	1,810,633	238,949	0.3%
	Spirit AeroSystems Holdings Inc. Class A	2,724,382	237,702	0.3%
	Jack Henry & Associates Inc.	1,840,266	215,238	0.3%
*	TransUnion	3,889,674	213,777	0.3%
	AO Smith Corp.	3,436,412	210,583	0.3%
	Old Dominion Freight Line Inc.	1,563,917	205,733	0.2%
	Lennox International Inc.	937,580	195,260	0.2%
	PerkinElmer Inc.	2,602,722	190,311	0.2%
*	Berry Global Group Inc.	3,137,078	184,052	0.2%
*	Keysight Technologies Inc.	4,360,467	181,395	0.2%
	Orbital ATK Inc.	1,367,705	179,853	0.2%
	Graco Inc.	3,960,778	179,106	0.2%
	Allegion plc	2,244,071	178,538	0.2%
	Universal Display Corp.	995,671	171,903	0.2%
	Nordson Corp.	1,154,430	169,009	0.2%
	Industrials—Other †		13,989,494	16.5%
			17,450,396	20.6%
Oil & Gas
*	Diamondback Energy Inc.	2,312,598	291,966	0.3%
	Oil & Gas—Other †		3,869,950	4.6%
			4,161,916	4.9%

[1,2]Other †			8,550	0.0%

Technology
	CDW Corp.	3,607,817	250,707	0.3%
	Leidos Holdings Inc.	3,568,078	230,391	0.3%
*	IAC/InterActiveCorp	1,795,561	219,561	0.3%
*	ON Semiconductor Corp.	10,093,884	211,366	0.2%
	Teradyne Inc.	4,636,329	194,123	0.2%
*	CommScope Holding Co. Inc.	4,487,097	169,747	0.2%
2	Technology—Other †		8,113,806	9.6%
			9,389,701	11.1%

Telecommunications †			311,264	0.4%

Utilities
	Atmos Energy Corp.	2,672,709	229,559	0.3%
	NRG Energy Inc.	7,065,049	201,212	0.3%

16

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
UGI Corp.		4,102,728	192,623	0.2%
Westar Energy Inc. Class A		3,379,978	178,463	0.2%
Utilities—Other †			2,369,407	2.8%
			3,171,264	3.8%
Total Common Stocks (Cost $61,771,703)			84,010,824	99.3%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.458%	14,810,476	1,481,195	1.8%

6U.S. Government and Agency Obligations †			32,259	0.0%
Total Temporary Cash Investments (Cost $1,513,368)			1,513,454	1.8%[3]
[7]Total Investments (Cost $63,285,071)			85,524,278	101.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,637
Receivables for Investment Securities Sold			26,153
Receivables for Accrued Income			137,681
Receivables for Capital Shares Issued			112,840
Unrealized Appreciation—Swap Contracts			773
Other Assets [8]			1,143
Total Other Assets			283,227	0.3%
Liabilities
Payables for Investment Securities Purchased			(102,544)
Collateral for Securities on Loan			(865,524)
Payables for Capital Shares Redeemed			(164,247)
Payables to Vanguard			(33,936)
Variation Margin Payable—Futures Contracts			(4,222)
Unrealized Depreciation—Swap Contracts			(1,134)
Other Liabilities			(1,060)
Total Liabilities			(1,172,667)	(1.4%)
Net Assets			84,634,838	100.0%

At December 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				64,226,722
Overdistributed Net Investment Income				(17,215)
Accumulated Net Realized Losses				(1,816,202)
Unrealized Appreciation (Depreciation)
Investment Securities				22,239,207
Futures Contracts				2,687
Swap Contracts				(361)
Net Assets				84,634,838

17

Small-Cap Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Investor Shares—Net Assets
Applicable to 61,409,882 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,345,458
Net Asset Value Per Share—Investor Shares	$70.76

ETF Shares—Net Assets
Applicable to 146,262,829 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,605,204
Net Asset Value Per Share—ETF Shares	$147.71

Admiral Shares—Net Assets
Applicable to 477,526,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,800,914
Net Asset Value Per Share—Admiral Shares	$70.78

Institutional Shares—Net Assets
Applicable to 216,898,984 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,352,401
Net Asset Value Per Share—Institutional Shares	$70.78

Institutional Plus Shares—Net Assets
Applicable to 46,650,359 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,530,861
Net Asset Value Per Share—Institutional Plus Shares	$204.30

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.0%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $865,524,000 of collateral received for securities on loan.
6 Securities with a value of $21,016,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $812,376,000.
8 Cash with a value of $880,000 has been segregated as collateral for open over-the-counter swap contracts.

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Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2018	1,700	323,408	1,177
E-mini Russell 2000 Index	March 2018	3,435	263,894	1,510
				2,687

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	1/10/18	GSCM	8,356	(1.895%)	668
Gaming and Leisure Properties Inc.	3/21/18	GSI	17,461	(2.051%)	105
SLM Corp.	2/26/18	GSI	41,019	(1.964%)	(1,134)
					(361)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

At December 31, 2017, a counterparty had deposited in a segregated account cash of $570,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	1,129,913
Interest[1]	6,342
Securities Lending—Net	40,717
Total Income	1,176,972
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,514
Management and Administrative—Investor Shares	6,114
Management and Administrative—ETF Shares	2,524
Management and Administrative—Admiral Shares	9,134
Management and Administrative—Institutional Shares	3,659
Management and Administrative—Institutional Plus Shares	1,500
Marketing and Distribution—Investor Shares	728
Marketing and Distribution—ETF Shares	999
Marketing and Distribution—Admiral Shares	2,547
Marketing and Distribution—Institutional Shares	353
Marketing and Distribution—Institutional Plus Shares	94
Custodian Fees	1,675
Auditing Fees	44
Shareholders’ Reports and Proxy—Investor Shares	316
Shareholders’ Reports and Proxy—ETF Shares	4,431
Shareholders’ Reports and Proxy—Admiral Shares	1,076
Shareholders’ Reports and Proxy—Institutional Shares	484
Shareholders’ Reports and Proxy—Institutional Plus Shares	291
Trustees’ Fees and Expenses	59
Total Expenses	40,542
Net Investment Income	1,136,430
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,058,840
Futures Contracts	61,190
Swap Contracts	(3,775)
Realized Net Gain (Loss)	4,116,255
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,437,816
Futures Contracts	7,868
Swap Contracts	160
Change in Unrealized Appreciation (Depreciation)	6,445,844
Net Increase (Decrease) in Net Assets Resulting from Operations	11,698,529
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,047,000, ($33,000), and $8,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,136,430	980,349
Realized Net Gain (Loss)	4,116,255	1,377,249
Change in Unrealized Appreciation (Depreciation)	6,445,844	7,968,527
Net Increase (Decrease) in Net Assets Resulting from Operations	11,698,529	10,326,125
Distributions
Net Investment Income
Investor Shares	(57,529)	(62,250)
ETF Shares	(280,715)	(227,380)
Admiral Shares	(451,429)	(399,294)
Institutional Shares	(208,650)	(189,498)
Institutional Plus Shares	(129,060)	(120,494)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,127,383)	(998,916)
Capital Share Transactions
Investor Shares	(653,015)	(288,011)
ETF Shares	2,848,082	2,612,289
Admiral Shares	1,795,522	2,568,322
Institutional Shares	370,934	1,232,054
Institutional Plus Shares	260,540	52,625
Net Increase (Decrease) from Capital Share Transactions	4,622,063	6,177,279
Total Increase (Decrease)	15,193,209	15,504,488
Net Assets
Beginning of Period	69,441,629	53,937,141
End of Period[1]	84,634,838	69,441,629
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($17,215,000) and ($23,248,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.75	$53.03	$55.86	$52.69	$38.74
Investment Operations
Net Investment Income	. 876[1]	.843	.727	.730	.609
Net Realized and Unrealized Gain (Loss)
on Investments	9.011	8.734	(2.840)	3.148	13.958
Total from Investment Operations	9.887	9.577	(2.113)	3.878	14.567
Distributions
Dividends from Net Investment Income	(. 877)	(. 857)	(.717)	(.708)	(. 617)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 877)	(. 857)	(.717)	(.708)	(. 617)
Net Asset Value, End of Period	$70.76	$61.75	$53.03	$55.86	$52.69

Total Return[2]	16.10%	18.17%	-3.78%	7.37%	37.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,345	$4,401	$4,058	$4,606	$5,041
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.55%	1.33%	1.40%	1.39%
Portfolio Turnover Rate [3]	15%	14%	11%	10%	29%
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$128.90	$110.71	$116.61	$110.02	$80.89
Investment Operations
Net Investment Income	2.037[1]	1.899	1.668	1.707	1.424
Net Realized and Unrealized Gain (Loss)
on Investments	18.768	18.221	(5.931)	6.556	29.145
Total from Investment Operations	20.805	20.120	(4.263)	8.263	30.569
Distributions
Dividends from Net Investment Income	(1.995)	(1.930)	(1.637)	(1.673)	(1.439)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.995)	(1.930)	(1.637)	(1.673)	(1.439)
Net Asset Value, End of Period	$147.71	$128.90	$110.71	$116.61	$110.02

Total Return	16.24%	18.31%	-3.65%	7.51%	37.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,605	$16,153	$11,478	$9,833	$8,217
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.67%	1.45%	1.54%	1.54%
Portfolio Turnover Rate [2]	15%	14%	11%	10%	29%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.77	$53.05	$55.87	$52.72	$38.76
Investment Operations
Net Investment Income	. 970[1]	.910	.797	.817	.681
Net Realized and Unrealized Gain (Loss)
on Investments	8.997	8.733	(2.833)	3.133	13.968
Total from Investment Operations	9.967	9.643	(2.036)	3.950	14.649
Distributions
Dividends from Net Investment Income	(. 957)	(. 923)	(.784)	(. 800)	(. 689)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 957)	(. 923)	(.784)	(. 800)	(. 689)
Net Asset Value, End of Period	$70.78	$61.77	$53.05	$55.87	$52.72

Total Return[2]	16.24%	18.30%	-3.64%	7.50%	37.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,801	$27,778	$21,441	$20,034	$10,126
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.67%	1.45%	1.54%	1.54%
Portfolio Turnover Rate [3]	15%	14%	11%	10%	29%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.77	$53.05	$55.87	$52.71	$38.76
Investment Operations
Net Investment Income	. 975[1]	.915	.803	.821	.686
Net Realized and Unrealized Gain (Loss)
on Investments	8.998	8.734	(2.834)	3.144	13.957
Total from Investment Operations	9.973	9.649	(2.031)	3.965	14.643
Distributions
Dividends from Net Investment Income	(. 963)	(. 929)	(.789)	(. 805)	(. 693)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 963)	(. 929)	(.789)	(. 805)	(. 693)
Net Asset Value, End of Period	$70.78	$61.77	$53.05	$55.87	$52.71

Total Return	16.25%	18.32%	-3.63%	7.53%	37.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,352	$13,030	$10,036	$9,975	$9,185
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.68%	1.46%	1.55%	1.55%
Portfolio Turnover Rate[2]	15%	14%	11%	10%	29%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$178.28	$153.11	$161.27	$152.16	$111.87
Investment Operations
Net Investment Income	2.835[1]	2.660	2.353	2.405	2.007
Net Realized and Unrealized Gain (Loss)
on Investments	25.980	25.213	(8.203)	9.062	40.311
Total from Investment Operations	28.815	27.873	(5.850)	11.467	42.318
Distributions
Dividends from Net Investment Income	(2.795)	(2.703)	(2.310)	(2.357)	(2.028)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.795)	(2.703)	(2.310)	(2.357)	(2.028)
Net Asset Value, End of Period	$204.30	$178.28	$153.11	$161.27	$152.16

Total Return	16.27%	18.33%	-3.62%	7.55%	37.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,531	$8,080	$6,925	$6,024	$4,323
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.69%	1.48%	1.57%	1.57%
Portfolio Turnover Rate[2]	15%	14%	11%	10%	29%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and

29

Small-Cap Index Fund

distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $4,637,000, representing 0.01% of the fund’s net assets and 1.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	84,002,274	—	8,550
Temporary Cash Investments	1,481,195	32,259	—
Futures Contracts—Liabilities[1]	(4,222)	—	—
Swap Contracts—Assets	—	773	—
Swap Contracts—Liabilities	—	(1,134)	—
Total	85,479,247	31,898	8,550
1 Represents variation margin on the last day of the reporting period.

30

Small-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $3,828,095,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $24,052,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $341,986,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $1,770,542,000 to offset future net capital gains. Of this amount, $604,149,000 is subject to expiration on December 31, 2018. Capital losses of $1,166,393,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $342,008,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $63,337,888,000. Net unrealized appreciation of investment securities for tax purposes was $22,186,390,000, consisting of unrealized gains of $26,245,128,000 on securities that had risen in value since their purchase and $4,058,738,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $22,438,481,000 of investment securities and sold $17,931,291,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,090,443,000 and $6,823,566,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $2,469,747,000 and $1,252,748,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

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Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	691,920	10,613	654,942	11,797
Issued in Lieu of Cash Distributions	54,687	821	59,371	1,025
Redeemed	(1,399,622)	(21,293)	(1,002,324)	(18,063)
Net Increase (Decrease)—Investor Shares	(653,015)	(9,859)	(288,011)	(5,241)
ETF Shares
Issued	9,320,075	67,574	5,724,040	48,032
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,471,993)	(46,625)	(3,111,751)	(26,400)
Net Increase (Decrease) —ETF Shares	2,848,082	20,949	2,612,289	21,632
Admiral Shares
Issued	6,792,440	103,995	5,993,757	107,648
Issued in Lieu of Cash Distributions	406,244	6,084	360,518	6,212
Redeemed	(5,403,162)	(82,274)	(3,785,953)	(68,327)
Net Increase (Decrease)—Admiral Shares	1,795,522	27,805	2,568,322	45,533
Institutional Shares
Issued	3,318,653	50,778	2,898,327	51,533
Issued in Lieu of Cash Distributions	199,657	2,992	180,076	3,099
Redeemed	(3,147,376)	(47,830)	(1,846,349)	(32,869)
Net Increase (Decrease)—Institutional Shares	370,934	5,940	1,232,054	21,763
Institutional Plus Shares
Issued	1,569,273	8,268	720,960	4,425
Issued in Lieu of Cash Distributions	126,704	658	117,213	701
Redeemed	(1,435,437)	(7,598)	(785,548)	(5,029)
Net Increase (Decrease)—
Institutional Plus Shares	260,540	1,328	52,625	97

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

32

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	0.66%	0.78%	0.78%	0.79%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	647	637	3,775
Median Market Cap	$4.6B	$4.7B	$66.8B
Price/Earnings Ratio	30.5x	30.5x	22.8x
Price/Book Ratio	3.5x	3.5x	3.0x
Return on Equity	8.5%	8.5%	15.1%
Earnings Growth
Rate	16.2%	16.2%	9.9%
Dividend Yield	0.8%	0.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	19%	—	—
Short-Term
Reserves	0.0%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.82
Beta	1.00	1.10
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Diamondback Energy	Exploration &
Inc.	Production	0.8%
XPO Logistics Inc.	Transportation
	Services	0.7
Nektar Therapeutics	Biotechnology	0.6
IAC/InterActiveCorp	Internet	0.6
Jack Henry & Associates	Financial
Inc.	Administration	0.6
TransUnion	Business Support
	Services	0.6
Exelixis Inc.	Biotechnology	0.6
Copart Inc.	Specialized
	Consumer Services	0.6
AO Smith Corp.	Building Materials &
	Fixtures	0.6
Bluebird Bio Inc.	Biotechnology	0.6
Top Ten		6.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral
Shares, and 0.06% for Institutional Shares.

33

Small-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.0%	2.0%	2.7%
Consumer Goods	7.6	7.6	9.0
Consumer Services	12.5	12.6	12.8
Financials	17.8	17.8	20.5
Health Care	16.5	16.5	12.5
Industrials	21.5	21.6	13.2
Oil & Gas	5.5	5.4	5.7
Technology	15.9	15.9	18.7
Telecommunications	0.4	0.3	1.9
Utilities	0.3	0.3	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

34

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Growth Index Fund*Investor
	Shares	21.78%	13.45%	9.23%	$24,184
• • • • • • • •	Spliced Small-Cap Growth Index	21.90	13.50	9.26	24,236
– – – –	Small-Cap Growth Funds Average	22.61	13.85	7.62	20,836
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	21.90%	13.60%	9.38%	$24,503
Spliced Small-Cap Growth Index	21.90	13.50	9.26	24,236
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

35

Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral
Shares	21.92%	13.60%	15.04%	$24,037
Spliced Small-Cap Growth Index	21.90	13.50	14.94	23,903
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	16.32	25,768
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	21.94%	13.61%	9.40%	$12,281,177

Spliced Small-Cap Growth Index	21.90	13.50	9.26	12,118,153
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund ETF Shares Market
Price	21.93%	89.19%	145.02%
Small-Cap Growth Index Fund ETF Shares Net
Asset Value	21.90	89.17	145.03
Spliced Small-Cap Growth Index	21.90	88.35	142.36

36

Small-Cap Growth Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

37

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials †			431,376	2.0%

Consumer Goods
*	Middleby Corp.	742,738	100,233	0.5%
	Toll Brothers Inc.	1,998,599	95,973	0.4%
*	Take-Two Interactive Software Inc.	758,157	83,230	0.4%
	Consumer Goods—Other †		1,328,836	6.3%
			1,608,272	7.6%
Consumer Services
*	Copart Inc.	2,766,252	119,474	0.6%
	Vail Resorts Inc.	537,091	114,116	0.5%
*	Burlington Stores Inc.	907,522	111,652	0.5%
*	Liberty Media Corp-Liberty Formula One	2,544,890	86,933	0.4%
*	Caesars Entertainment Corp.	6,774,405	85,696	0.4%
*,^	GrubHub Inc.	1,152,880	82,777	0.4%
	Consumer Services—Other †		2,048,361	9.7%
			2,649,009	12.5%
Financials
	Kilroy Realty Corp.	1,307,412	97,598	0.5%
	MarketAxess Holdings Inc.	474,141	95,658	0.5%
*	Signature Bank	689,015	94,574	0.4%
	Equity LifeStyle Properties Inc.	1,051,513	93,606	0.4%
	Sun Communities Inc.	972,807	90,257	0.4%
	Douglas Emmett Inc.	2,142,675	87,978	0.4%
	Lamar Advertising Co. Class A	1,116,329	82,876	0.4%
	Healthcare Trust of America Inc. Class A	2,724,403	81,841	0.4%
	Financials—Other †		3,038,976	14.3%
			3,763,364	17.7%

38

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Nektar Therapeutics Class A	2,093,798	125,042	0.6%
*	Exelixis Inc.	3,933,413	119,576	0.6%
*	Bluebird Bio Inc.	661,369	117,790	0.6%
*	ABIOMED Inc.	557,985	104,572	0.5%
	West Pharmaceutical Services Inc.	986,165	97,305	0.5%
*	Neurocrine Biosciences Inc.	1,175,445	91,203	0.4%
*	Exact Sciences Corp.	1,591,590	83,622	0.4%
*	Ionis Pharmaceuticals Inc.	1,659,104	83,453	0.4%
	Health Care—Other †		2,662,889	12.4%
			3,485,452	16.4%
Industrials
*	XPO Logistics Inc.	1,593,924	145,988	0.7%
	Jack Henry & Associates Inc.	1,025,552	119,949	0.6%
*	TransUnion	2,178,701	119,741	0.6%
	AO Smith Corp.	1,936,551	118,672	0.6%
	Old Dominion Freight Line Inc.	875,962	115,233	0.5%
	Lennox International Inc.	527,724	109,904	0.5%
*	Berry Global Group Inc.	1,742,058	102,207	0.5%
	Graco Inc.	2,236,485	101,134	0.5%
	Universal Display Corp.	562,882	97,182	0.5%
	Nordson Corp.	651,321	95,353	0.4%
*	HD Supply Holdings Inc.	2,357,662	94,377	0.4%
*	Coherent Inc.	327,503	92,428	0.4%
	Toro Co.	1,359,653	88,690	0.4%
*	WEX Inc.	570,670	80,596	0.4%
	Industrials—Other †		3,073,417	14.5%
			4,554,871	21.5%
Oil & Gas
*	Diamondback Energy Inc.	1,305,416	164,809	0.8%
*	Parsley Energy Inc. Class A	3,157,828	92,966	0.4%
*	Newfield Exploration Co.	2,654,754	83,704	0.4%
	Oil & Gas—Other †		809,612	3.8%
			1,151,091	5.4%

[1,2]Other †			3,825	0.0%

Technology
*	IAC/InterActiveCorp	1,013,127	123,885	0.6%
	SS&C Technologies Holdings Inc.	2,324,142	94,081	0.4%
*	PTC Inc.	1,535,413	93,307	0.4%
*	Fortinet Inc.	1,965,785	85,885	0.4%
*	Tyler Technologies Inc.	474,050	83,931	0.4%
*	Ultimate Software Group Inc.	377,493	82,380	0.4%
*	Veeva Systems Inc. Class A	1,445,194	79,890	0.4%
*	GoDaddy Inc. Class A	1,574,988	79,190	0.4%
	Technology—Other †		2,648,772	12.5%
			3,371,321	15.9%

Telecommunications †			71,933	0.4%

Utilities †			62,475	0.3%
Total Common Stocks (Cost $15,328,780)			21,152,989	99.7%[3]

39

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market
Liquidity Fund	1.458%	2,731,098	273,137	1.3%

6U.S. Government and Agency Obligations †			10,008	0.0%
Total Temporary Cash Investments (Cost $283,122)			283,145	1.3%[3]
Total Investments (Cost $15,611,902)			21,436,134	101.0%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,171
Receivables for Investment Securities Sold			400
Receivables for Accrued Income			30,663
Receivables for Capital Shares Issued			14,480
Other Assets			310
Total Other Assets			47,024	0.2%
Liabilities
Payables for Investment Securities Purchased			(301)
Collateral for Securities on Loan			(225,880)
Payables for Capital Shares Redeemed			(30,757)
Payables to Vanguard			(10,213)
Variation Margin Payable—Futures Contracts			(526)
Other Liabilities			(42)
Total Liabilities			(267,719)	(1.2%)
Net Assets			21,215,439	100.0%

At December 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				16,837,804
Overdistributed Net Investment Income				(7,276)
Accumulated Net Realized Losses				(1,439,834)
Unrealized Appreciation (Depreciation)
Investment Securities				5,824,232
Futures Contracts				513
Net Assets				21,215,439

40

Small-Cap Growth Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 40,153,224 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,816,382
Net Asset Value Per Share—Investor Shares	$45.24

ETF Shares—Net Assets
Applicable to 43,409,010 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,980,645
Net Asset Value Per Share—ETF Shares	$160.81

Admiral Shares—Net Assets
Applicable to 154,361,959 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,728,860
Net Asset Value Per Share—Admiral Shares	$56.55

Institutional Shares—Net Assets
Applicable to 81,472,062 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,689,552
Net Asset Value Per Share—Institutional Shares	$45.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $212,229,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $225,880,000 of collateral received for securities on loan.
6 Securities with a value of $2,461,000 have been segregated as initial margin for open futures contracts.

41

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	790	60,692	530
E-mini S&P 500 Index	March 2018	17	2,275	(17)
				513

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	172,172
Interest[1]	564
Securities Lending—Net	13,173
Total Income	185,909
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,773
Management and Administrative—Investor Shares	2,700
Management and Administrative—ETF Shares	2,126
Management and Administrative—Admiral Shares	3,206
Management and Administrative—Institutional Shares	1,178
Marketing and Distribution—Investor Shares	308
Marketing and Distribution—ETF Shares	324
Marketing and Distribution—Admiral Shares	594
Marketing and Distribution—Institutional Shares	81
Custodian Fees	365
Auditing Fees	44
Shareholders’ Reports and Proxy—Investor Shares	169
Shareholders’ Reports and Proxy—ETF Shares	881
Shareholders’ Reports and Proxy—Admiral Shares	302
Shareholders’ Reports and Proxy—Institutional Shares	213
Trustees’ Fees and Expenses	16
Total Expenses	15,280
Net Investment Income	170,629
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,103,280
Futures Contracts	1,373
Realized Net Gain (Loss)	1,104,653
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,518,511
Futures Contracts	727
Change in Unrealized Appreciation (Depreciation)	2,519,238
Net Increase (Decrease) in Net Assets Resulting from Operations	3,794,520
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $482,000, ($13,000), and $3,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	170,629	174,178
Realized Net Gain (Loss)	1,104,653	233,693
Change in Unrealized Appreciation (Depreciation)	2,519,238	1,141,822
Net Increase (Decrease) in Net Assets Resulting from Operations	3,794,520	1,549,693
Distributions
Net Investment Income
Investor Shares	(13,772)	(18,600)
ETF Shares	(56,419)	(54,924)
Admiral Shares	(69,320)	(70,685)
Institutional Shares	(30,608)	(33,048)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(170,119)	(177,257)
Capital Share Transactions
Investor Shares	(378,549)	(296,130)
ETF Shares	471,885	515,234
Admiral Shares	625,740	153,535
Institutional Shares	77,858	(85,285)
Net Increase (Decrease) from Capital Share Transactions	796,934	287,354
Total Increase (Decrease)	4,421,335	1,659,790
Net Assets
Beginning of Period	16,794,104	15,134,314
End of Period[1]	21,215,439	16,794,104
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,276,000) and ($7,786,000).

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$37.43	$34.18	$35.40	$34.37	$25.03
Investment Operations
Net Investment Income	. 315[1]	.355	.292	.303	.168
Net Realized and Unrealized Gain (Loss)
on Investments	7.814	3.257	(1.225)	1.029	9.336
Total from Investment Operations	8.129	3.612	(.933)	1.332	9.504
Distributions
Dividends from Net Investment Income	(. 319)	(. 362)	(. 287)	(. 302)	(.164)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 319)	(. 362)	(. 287)	(. 302)	(.164)
Net Asset Value, End of Period	$45.24	$37.43	$34.18	$35.40	$34.37

Total Return[2]	21.78%	10.61%	-2.64%	3.88%	37.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,816	$1,850	$1,986	$2,326	$2,859
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.78%	1.03%	0.82%	0.87%	0.63%
Portfolio Turnover Rate [3]	19%	27%	23%	26%	50%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$133.07	$121.53	$125.88	$122.23	$89.03
Investment Operations
Net Investment Income	1.320[1]	1.416	1.202	1.277	.802
Net Realized and Unrealized Gain (Loss)
on Investments	27.731	11.563	(4.362)	3.643	33.188
Total from Investment Operations	29.051	12.979	(3.160)	4.920	33.990
Distributions
Dividends from Net Investment Income	(1.311)	(1.439)	(1.190)	(1.270)	(.790)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.311)	(1.439)	(1.190)	(1.270)	(.790)
Net Asset Value, End of Period	$160.81	$133.07	$121.53	$125.88	$122.23

Total Return	21.90%	10.74%	-2.51%	4.02%	38.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,981	$5,328	$4,422	$3,900	$3,637
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.90%	1.15%	0.94%	1.01%	0.78%
Portfolio Turnover Rate[2]	19%	27%	23%	26%	50%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$46.79	$42.73	$44.26	$42.98	$31.30
Investment Operations
Net Investment Income	. 465[1]	.496	.421	.449	. 284
Net Realized and Unrealized Gain (Loss)
on Investments	9.755	4.069	(1.534)	1.277	11.676
Total from Investment Operations	10.220	4.565	(1.113)	1.726	11.960
Distributions
Dividends from Net Investment Income	(. 460)	(. 505)	(. 417)	(. 446)	(. 280)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 460)	(. 505)	(. 417)	(. 446)	(. 280)
Net Asset Value, End of Period	$56.55	$46.79	$42.73	$44.26	$42.98

Total Return[2]	21.92%	10.73%	-2.52%	4.02%	38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,729	$6,648	$5,933	$5,434	$4,881
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.90%	1.15%	0.94%	1.01%	0.78%
Portfolio Turnover Rate [3]	19%	27%	23%	26%	50%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$37.47	$34.22	$35.45	$34.42	$25.07
Investment Operations
Net Investment Income	. 375[1]	.401	.341	.362	.229
Net Realized and Unrealized Gain (Loss)
on Investments	7.818	3.257	(1.234)	1.028	9.346
Total from Investment Operations	8.193	3.658	(.893)	1.390	9.575
Distributions
Dividends from Net Investment Income	(. 373)	(. 408)	(. 337)	(. 360)	(. 225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 373)	(. 408)	(. 337)	(. 360)	(. 225)
Net Asset Value, End of Period	$45.29	$37.47	$34.22	$35.45	$34.42

Total Return	21.94%	10.74%	-2.52%	4.04%	38.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,690	$2,969	$2,793	$3,685	$3,823
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.91%	1.16%	0.95%	1.02%	0.79%
Portfolio Turnover Rate[2]	19%	27%	23%	26%	50%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

49

Small-Cap Growth Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

50

Small-Cap Growth Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,171,000, representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,149,164	—	3,825
Temporary Cash Investments	273,137	10,008	—
Futures Contracts—Liabilities[1]	(526)	—	—
Total	21,421,775	10,008	3,825
1 Represents variation margin on the last day of the reporting period.

51

Small-Cap Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $1,325,381,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $2,110,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $1,439,318,000 to offset future net capital gains. Of this amount, $261,118,000 is subject to expiration on December 31, 2018. Capital losses of $1,178,200,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $243,082,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $15,611,902,000. Net unrealized appreciation of investment securities for tax purposes was $5,824,232,000, consisting of unrealized gains of $6,679,033,000 on securities that had risen in value since their purchase and $854,801,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $7,056,960,000 of investment securities and sold $6,247,493,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,529,364,000 and $2,538,461,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $558,641,000 and $1,410,580,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

52

Small-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	313,705	7,684	292,382	8,461
Issued in Lieu of Cash Distributions	12,952	308	17,459	484
Redeemed	(705,206)	(17,256)	(605,971)	(17,626)
Net Increase (Decrease)—Investor Shares	(378,549)	(9,264)	(296,130)	(8,681)
ETF Shares
Issued	3,009,564	20,447	1,959,994	15,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,537,679)	(17,075)	(1,444,760)	(11,700)
Net Increase (Decrease)—ETF Shares	471,885	3,372	515,234	3,647
Admiral Shares
Issued	1,842,542	35,856	1,300,181	30,042
Issued in Lieu of Cash Distributions	64,088	1,215	65,555	1,452
Redeemed	(1,280,890)	(24,789)	(1,212,201)	(28,261)
Net Increase (Decrease)—Admiral Shares	625,740	12,282	153,535	3,233
Institutional Shares
Issued	741,019	17,987	679,966	19,542
Issued in Lieu of Cash Distributions	29,031	688	31,452	871
Redeemed	(692,192)	(16,427)	(796,703)	(22,798)
Net Increase (Decrease)—Institutional Shares	77,858	2,248	(85,285)	(2,385)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

53

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	1.74%	1.85%	1.85%	1.86%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	878	850	3,775
Median Market Cap	$3.8B	$3.8B	$66.8B
Price/Earnings Ratio	17.6x	17.5x	22.8x
Price/Book Ratio	1.9x	1.9x	3.0x
Return on Equity	9.4%	9.4%	15.1%
Earnings Growth
Rate	8.6%	8.5%	9.9%
Dividend Yield	1.9%	1.9%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	19%	—	—
Short-Term
Reserves	0.1%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.78
Beta	1.00	1.08
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
CDW Corp.	Computer Services	0.5%
Spirit AeroSystems
Holdings Inc.	Aerospace	0.5
IDEX Corp.	Industrial Machinery	0.5
Leidos Holdings Inc.	Computer Services	0.5
Steel Dynamics Inc.	Iron & Steel	0.5
Atmos Energy Corp.	Gas Distribution	0.5
Chemours Co.	Commodity
	Chemicals	0.5
WellCare Health Plans	Health Care
Inc.	Providers	0.5
ON Semiconductor
Corp.	Semiconductors	0.4
East West Bancorp Inc.	Banks	0.4
Top Ten		4.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral
Shares, and 0.06% for Institutional Shares.

54

Small-Cap Value Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	6.8%	6.8%	2.7%
Consumer Goods	7.2	7.2	9.0
Consumer Services	11.5	11.5	12.8
Financials	30.2	30.2	20.5
Health Care	5.3	5.3	12.5
Industrials	20.1	20.1	13.2
Oil & Gas	4.6	4.6	5.7
Technology	7.3	7.3	18.7
Telecommunications	0.4	0.4	1.9
Utilities	6.6	6.6	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

55

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Value Index Fund*Investor
	Shares	11.67%	14.82%	9.63%	$25,069
• • • • • • • •	Spliced Small-Cap Value Index	11.83	15.01	9.76	25,370
– – – –	Small-Cap Value Funds Average	8.73	12.60	8.16	21,902
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	11.79%	14.96%	9.76%	$25,388
Spliced Small-Cap Value Index	11.83	15.01	9.76	25,370
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

56

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	11.80%	14.96%	16.67%	$26,249
Spliced Small-Cap Value Index	11.83	15.01	16.71	26,314
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	16.32	25,768
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	11.80%	14.97%	9.79%	$12,722,936

Spliced Small-Cap Value Index	11.83	15.01	9.76	12,684,830
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market
Price	11.84%	100.75%	153.93%
Small-Cap Value Index Fund ETF Shares Net Asset
Value	11.79	100.81	153.88
Spliced Small-Cap Value Index	11.83	101.26	153.70

57

Small-Cap Value Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

58

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	3,376,560	145,631	0.5%
Chemours Co.	2,777,261	139,030	0.5%
RPM International Inc.	2,001,147	104,900	0.4%
Huntsman Corp.	3,054,383	101,680	0.3%
United States Steel Corp.	2,624,944	92,372	0.3%
Olin Corp.	2,495,377	88,785	0.3%
Basic Materials—Other †		1,330,459	4.5%
		2,002,857	6.8%
Consumer Goods
Thor Industries Inc.	750,797	113,160	0.4%
Pinnacle Foods Inc.	1,784,873	106,146	0.4%
* US Foods Holding Corp.	3,218,313	102,761	0.3%
Leggett & Platt Inc.	1,977,075	94,366	0.3%
Consumer Goods—Other †		1,710,263	5.8%
		2,126,696	7.2%
Consumer Services
* JetBlue Airways Corp.	4,811,030	107,478	0.4%
KAR Auction Services Inc.	2,027,387	102,403	0.3%
Service Corp. International	2,670,358	99,658	0.3%
Foot Locker Inc.	1,860,075	87,200	0.3%
Consumer Services—Other †		3,015,002	10.2%
		3,411,741	11.5%
Financials
East West Bancorp Inc.	2,168,082	131,884	0.4%
American Financial Group Inc.	1,056,723	114,697	0.4%
WP Carey Inc.	1,602,116	110,386	0.4%
Janus Henderson Group plc	2,704,630	103,479	0.4%
Apartment Investment & Management Co.	2,355,239	102,947	0.4%
National Retail Properties Inc.	2,281,118	98,385	0.3%

59

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Liberty Property Trust	2,210,693	95,082	0.3%
Eaton Vance Corp.	1,683,243	94,918	0.3%
First American Financial Corp.	1,660,726	93,067	0.3%
Brown & Brown Inc.	1,775,913	91,388	0.3%
First Horizon National Corp.	4,367,926	87,315	0.3%
Financials—Other †		7,796,120	26.3%
		8,919,668	30.1%
Health Care
* WellCare Health Plans Inc.	667,680	134,277	0.5%
* Sage Therapeutics Inc.	592,403	97,575	0.3%
* United Therapeutics Corp.	615,272	91,029	0.3%
Health Care—Other †		1,250,750	4.2%
		1,573,631	5.3%
Industrials
Spirit AeroSystems Holdings Inc. Class A	1,733,792	151,273	0.5%
IDEX Corp.	1,145,206	151,133	0.5%
PerkinElmer Inc.	1,651,101	120,729	0.4%
Orbital ATK Inc.	864,653	113,702	0.4%
Allegion plc	1,424,976	113,371	0.4%
Carlisle Cos. Inc.	929,064	105,588	0.4%
Oshkosh Corp.	1,127,426	102,472	0.3%
Donaldson Co. Inc.	1,947,332	95,322	0.3%
* Quanta Services Inc.	2,321,052	90,776	0.3%
* AECOM	2,364,185	87,830	0.3%
Industrials—Other †		4,821,320	16.3%
		5,953,516	20.1%

Oil & Gas †		1,350,242	4.5%

[1,2]Other †		1,430	0.0%

Technology
CDW Corp.	2,295,130	159,489	0.5%
Leidos Holdings Inc.	2,268,191	146,457	0.5%
* ON Semiconductor Corp.	6,360,870	133,197	0.4%
Teradyne Inc.	2,941,557	123,163	0.4%
* CommScope Holding Co. Inc.	2,860,674	108,219	0.4%
* Microsemi Corp.	1,763,521	91,086	0.3%
Technology—Other †		1,406,862	4.8%
		2,168,473	7.3%

Telecommunications †		116,702	0.4%

Utilities
Atmos Energy Corp.	1,669,076	143,357	0.5%
NRG Energy Inc.	4,510,994	128,473	0.4%
UGI Corp.	2,604,069	122,261	0.4%
Westar Energy Inc. Class A	2,130,611	112,496	0.4%
Aqua America Inc.	2,664,946	104,546	0.4%
Great Plains Energy Inc.	3,234,075	104,267	0.3%
Utilities—Other †		1,220,352	4.1%
		1,935,752	6.5%
Total Common Stocks (Cost $23,210,915)		29,560,708	99.7%[3]

60

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market
Liquidity Fund	1.458%	2,563,730	256,399	0.9%

6U.S. Government and Agency Obligations †			6,450	0.0%
Total Temporary Cash Investments (Cost $262,833)			262,849	0.9%[3]
[7]Total Investments (Cost $23,473,748)			29,823,557	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,629
Receivables for Investment Securities Sold			15,966
Receivables for Accrued Income			52,837
Receivables for Capital Shares Issued			25,386
Unrealized Appreciation—Swap Contracts			434
Other Assets [8]			945
Total Other Assets			97,197	0.3%
Liabilities
Payables for Investment Securities Purchased			(60,261)
Collateral for Securities on Loan			(166,158)
Payables for Capital Shares Redeemed			(44,574)
Payables to Vanguard			(12,384)
Variation Margin Payable—Futures Contracts			(474)
Unrealized Depreciation—Swap Contracts			(655)
Other Liabilities			(344)
Total Liabilities			(284,850)	(0.9%)
Net Assets			29,635,904	100.0%

At December 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				24,054,886
Overdistributed Net Investment Income				(4,355)
Accumulated Net Realized Losses				(764,270)
Unrealized Appreciation (Depreciation)
Investment Securities				6,349,809
Futures Contracts				55
Swap Contracts				(221)
Net Assets				29,635,904

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Small-Cap Value Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 64,731,361 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,059,701
Net Asset Value Per Share—Investor Shares	$31.82

ETF Shares—Net Assets
Applicable to 95,315,743 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,649,548
Net Asset Value Per Share—ETF Shares	$132.71

Admiral Shares—Net Assets
Applicable to 197,767,005 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,277,551
Net Asset Value Per Share—Admiral Shares	$57.02

Institutional Shares—Net Assets
Applicable to 114,484,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,649,104
Net Asset Value Per Share—Institutional Shares	$31.87

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $166,158,000 of collateral received for securities on loan.
6 Securities with a value of $2,251,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $153,040,000.
8 Cash with a value of $660,000 has been segregated as collateral for open over-the-counter swap contracts.

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Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	723	55,544	55

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	1/10/18	GSCM	5,428	(1.895%)	434
SLM Corp.	2/26/18	GSCM	23,682	(1.964%)	(655)
					(221)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	534,576
Interest[1]	906
Securities Lending—Net	10,157
Total Income	545,639
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,025
Management and Administrative—Investor Shares	3,147
Management and Administrative—ETF Shares	4,323
Management and Administrative—Admiral Shares	4,583
Management and Administrative—Institutional Shares	1,196
Marketing and Distribution—Investor Shares	410
Marketing and Distribution—ETF Shares	675
Marketing and Distribution—Admiral Shares	892
Marketing and Distribution—Institutional Shares	87
Custodian Fees	673
Auditing Fees	45
Shareholders’ Reports and Proxy—Investor Shares	196
Shareholders’ Reports and Proxy—ETF Shares	1,473
Shareholders’ Reports and Proxy—Admiral Shares	395
Shareholders’ Reports and Proxy—Institutional Shares	219
Trustees’ Fees and Expenses	22
Total Expenses	21,361
Net Investment Income	524,278
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,184,527
Futures Contracts	5,209
Swap Contracts	(2,242)
Realized Net Gain (Loss)	1,187,494
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,376,045
Futures Contracts	1,025
Swap Contracts	10
Change in Unrealized Appreciation (Depreciation)	1,377,080
Net Increase (Decrease) in Net Assets Resulting from Operations	3,088,852

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $865,000, $9,000, and $0, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	524,278	399,440
Realized Net Gain (Loss)	1,187,494	705,795
Change in Unrealized Appreciation (Depreciation)	1,377,080	3,421,300
Net Increase (Decrease) in Net Assets Resulting from Operations	3,088,852	4,526,535
Distributions
Net Investment Income
Investor Shares	(36,929)	(38,162)
ETF Shares	(220,339)	(160,038)
Admiral Shares	(198,391)	(156,336)
Institutional Shares	(63,321)	(51,718)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(518,980)	(406,254)
Capital Share Transactions
Investor Shares	(489,544)	(26,492)
ETF Shares	1,519,428	2,792,764
Admiral Shares	830,846	1,391,975
Institutional Shares	454,986	19,318
Net Increase (Decrease) from Capital Share Transactions	2,315,716	4,177,565
Total Increase (Decrease)	4,885,588	8,297,846
Net Assets
Beginning of Period	24,750,316	16,452,470
End of Period[1]	29,635,904	24,750,316

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,355,000) and ($7,768,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.00	$23.69	$25.34	$23.33	$17.40
Investment Operations
Net Investment Income	. 534[1]	.477	.431	.425	. 394
Net Realized and Unrealized Gain (Loss)
on Investments	2.820	5.315	(1.643)	1.995	5.936
Total from Investment Operations	3.354	5.792	(1.212)	2.420	6.330
Distributions
Dividends from Net Investment Income	(. 534)	(. 482)	(. 438)	(. 410)	(. 400)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 534)	(. 482)	(. 438)	(. 410)	(. 400)
Net Asset Value, End of Period	$31.82	$29.00	$23.69	$25.34	$23.33

Total Return[2]	11.67%	24.65%	-4.78%	10.39%	36.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,060	$2,357	$1,972	$2,293	$2,375
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.82%	1.96%	1.78%	1.84%	2.03%
Portfolio Turnover Rate [3]	19%	18%	16%	12%	47%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$120.95	$98.81	$105.71	$97.32	$72.60
Investment Operations
Net Investment Income	2.427[1]	2.119	1.933	1.933	1.796
Net Realized and Unrealized Gain (Loss)
on Investments	11.709	22.159	(6.870)	8.326	24.742
Total from Investment Operations	14.136	24.278	(4.937)	10.259	26.538
Distributions
Dividends from Net Investment Income	(2.376)	(2.138)	(1.963)	(1.869)	(1.818)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.376)	(2.138)	(1.963)	(1.869)	(1.818)
Net Asset Value, End of Period	$132.71	$120.95	$98.81	$105.71	$97.32

Total Return	11.79%	24.80%	-4.67%	10.55%	36.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,650	$10,042	$5,679	$4,874	$3,908
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.94%	2.08%	1.90%	1.98%	2.18%
Portfolio Turnover Rate[2]	19%	18%	16%	12%	47%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$51.97	$42.46	$45.42	$41.82	$31.20
Investment Operations
Net Investment Income	1.039[1]	.911	.830	.831	.773
Net Realized and Unrealized Gain (Loss)
on Investments	5.032	9.518	(2.947)	3.573	10.629
Total from Investment Operations	6.071	10.429	(2.117)	4.404	11.402
Distributions
Dividends from Net Investment Income	(1.021)	(.919)	(.843)	(.804)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.021)	(.919)	(.843)	(.804)	(.782)
Net Asset Value, End of Period	$57.02	$51.97	$42.46	$45.42	$41.82

Total Return[2]	11.80%	24.78%	-4.65%	10.55%	36.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,278	$9,469	$6,467	$5,775	$4,371
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.94%	2.08%	1.90%	1.98%	2.18%
Portfolio Turnover Rate [3]	19%	18%	16%	12%	47%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.05	$23.73	$25.39	$23.37	$17.44
Investment Operations
Net Investment Income	. 587[1]	.510	.465	.467	.434
Net Realized and Unrealized Gain (Loss)
on Investments	2.808	5.324	(1.652)	2.004	5.935
Total from Investment Operations	3.395	5.834	(1.187)	2.471	6.369
Distributions
Dividends from Net Investment Income	(. 575)	(. 514)	(. 473)	(. 451)	(. 439)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 575)	(. 514)	(. 473)	(. 451)	(. 439)
Net Asset Value, End of Period	$31.87	$29.05	$23.73	$25.39	$23.37

Total Return	11.80%	24.80%	-4.67%	10.59%	36.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,649	$2,882	$2,334	$1,927	$1,699
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.09%	1.91%	1.99%	2.19%
Portfolio Turnover Rate[2]	19%	18%	16%	12%	47%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and

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Small-Cap Value Index Fund

settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

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Small-Cap Value Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,629,000, representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,559,278	—	1,430
Temporary Cash Investments	256,399	6,450	—
Futures Contracts—Liabilities[1]	(474)	—	—
Swap Contracts—Assets	—	434	—
Swap Contracts—Liabilities	—	(655)	—
Total	29,815,203	6,229	1,430
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $1,112,805,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

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Small-Cap Value Index Fund

For tax purposes, at December 31, 2017, the fund had $11,652,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $77,600,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $763,172,000 to offset future net capital gains. Of this amount, $388,774,000 is subject to expiration on December 31, 2018. Capital losses of $374,398,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $487,808,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in-capital.

At December 31, 2017, the cost of investment securities for tax purposes was $23,479,750,000. Net unrealized appreciation of investment securities for tax purposes was $6,343,807,000, consisting of unrealized gains of $7,625,133,000 on securities that had risen in value since their purchase and $1,281,326,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $9,965,325,000 of investment securities and sold $7,600,033,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,572,378,000 and $2,370,226,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $2,396,737,000 and $961,562,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

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Small-Cap Value Index Fund

F. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	419,463	14,099	532,293	20,585
Issued in Lieu of Cash Distributions	34,876	1,153	35,750	1,344
Redeemed	(943,883)	(31,805)	(594,535)	(23,881)
Net Increase (Decrease)—Investor Shares	(489,544)	(16,553)	(26,492)	(1,952)
ETF Shares
Issued	3,904,605	31,333	4,897,606	44,777
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,385,177)	(19,050)	(2,104,842)	(19,225)
Net Increase (Decrease)—ETF Shares	1,519,428	12,283	2,792,764	25,552
Admiral Shares
Issued	2,845,311	53,286	2,512,864	54,695
Issued in Lieu of Cash Distributions	177,442	3,269	140,487	2,939
Redeemed	(2,191,907)	(40,993)	(1,261,376)	(27,751)
Net Increase (Decrease)—Admiral Shares	830,846	15,562	1,391,975	29,883
Institutional Shares
Issued	1,059,655	35,577	800,851	31,696
Issued in Lieu of Cash Distributions	58,204	1,917	47,233	1,780
Redeemed	(662,873)	(22,210)	(828,766)	(32,642)
Net Increase (Decrease)—Institutional Shares	454,986	15,284	19,318	834

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2017 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	740,916
Small-Cap Growth Index Fund	90,129
Small-Cap Value Index Fund	375,534

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	63.1%
Small-Cap Growth Index Fund	53.1
Small-Cap Value Index Fund	68.7

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2017

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	16.10%	14.30%	9.54%
Returns After Taxes on Distributions	15.64	13.84	9.16
Returns After Taxes on Distributions and Sale of
Fund Shares	9.28	11.34	7.71

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	21.78%	13.45%	9.23%
Returns After Taxes on Distributions	21.48	13.16	9.03
Returns After Taxes on Distributions and Sale of
Fund Shares	12.41	10.68	7.52

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	11.67%	14.82%	9.63%
Returns After Taxes on Distributions	11.10	14.24	9.10
Returns After Taxes on Distributions and Sale of
Fund Shares	6.85	11.75	7.73

78

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

79

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,098.45	$0.85
ETF Shares	1,000.00	1,099.15	0.21
Admiral Shares	1,000.00	1,099.07	0.21
Institutional Shares	1,000.00	1,099.28	0.16
Institutional Plus Shares	1,000.00	1,099.27	0.11
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,107.29	$1.01
ETF Shares	1,000.00	1,107.90	0.37
Admiral Shares	1,000.00	1,107.90	0.37
Institutional Shares	1,000.00	1,108.17	0.32
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,091.11	$0.95
ETF Shares	1,000.00	1,091.56	0.37
Admiral Shares	1,000.00	1,091.45	0.37
Institutional Shares	1,000.00	1,091.64	0.32

80

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.16% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.03% for
Institutional Shares, and 0.02% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for
ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.18% for Investor
Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

81

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

82

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022018

Annual Report | December 31, 2017

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	5
Results of Proxy Voting.	9
Extended Market Index Fund.	11
Mid-Cap Index Fund.	36
Mid-Cap Growth Index Fund.	60
Mid-Cap Value Index Fund.	78
Your Fund’s After-Tax Returns.	99
About Your Fund’s Expenses.	101
Glossary.	104

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Returns for the 12 months ended December 31, 2017, ranged from about 17% for Vanguard Mid-Cap Value Index Fund to close to 22% for Vanguard Mid-Cap Growth Index Fund. Vanguard Mid-Cap Index Fund, which contains both growth and value stocks, returned about 19%. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, finished with a return of about 18%.

• Each fund closely tracked its target index. The Mid-Cap Growth Index Fund was the only one that trailed the average return of its peers.

• Large-capitalization stocks outperformed their mid- and small-cap counterparts, and growth stocks outpaced value.

• Health care, financials, and information technology were among the top-performing sectors on a relative basis for all four funds. Other standouts included consumer goods and industrials. Energy detracted from each fund’s returns.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	17.94%
ETF Shares
Market Price	18.00
Net Asset Value	18.10
Admiral™ Shares	18.11
Institutional Shares	18.12
Institutional Plus Shares	18.13
Institutional Select Shares	18.17
S&P Completion Index	18.11
Mid-Cap Core Funds Average	15.68
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total
Returns
Vanguard Mid-Cap Index Fund
Investor Shares	19.12%
ETF Shares
Market Price	19.25
Net Asset Value	19.25
Admiral Shares	19.25
Institutional Shares	19.29
Institutional Plus Shares	19.28
CRSP US Mid Cap Index	19.30
Mid-Cap Core Funds Average	15.68
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Growth Index Fund
Investor Shares	21.72%
ETF Shares
Market Price	21.82
Net Asset Value	21.83
Admiral Shares	21.83
CRSP US Mid Cap Growth Index	21.92
Mid-Cap Growth Funds Average	24.33
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Value Index Fund
Investor Shares	16.91%
ETF Shares
Market Price	17.05
Net Asset Value	17.05
Admiral Shares	17.04
CRSP US Mid Cap Value Index	17.12
Mid-Cap Value Funds Average	12.41
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Extended Market Index Fund Investor Shares	9.13%
S&P Completion Index	9.17
Mid-Cap Core Funds Average	7.83
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Index Fund Investor Shares	8.78%
Spliced Mid-Cap Index	8.96
Mid-Cap Core Funds Average	7.83
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Growth Index Fund Investor Shares	7.60%
Spliced Mid-Cap Growth Index	7.79
Mid-Cap Growth Funds Average	7.14
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Value Index Fund Investor Shares	9.71%
Spliced Mid-Cap Value Index	9.93
Mid-Cap Value Funds Average	7.92
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Extended Market Index
Fund	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%	1.13%
Mid-Cap Index Fund	0.18	0.06	0.06	0.05	0.04	—	1.13
Mid-Cap Growth Index
Fund	0.19	0.07	0.07	—	—	—	1.28
Mid-Cap Value Index Fund	0.19	0.07	0.07	—	—	—	1.20

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the funds’ expense ratios were: for the Extended Market Index Fund, 0.21% for Investor Shares,
0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for
Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares,
0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares,
0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF
Shares, and 0.07% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters
Company, and capture information through year-end 2016.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap
Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*
The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	10,555,505,764	302,858,072	97.2%
Emerson U. Fullwood	10,550,271,249	308,092,588	97.2%
Amy Gutmann	10,549,661,393	308,702,444	97.2%
JoAnn Heffernan Heisen	10,561,362,394	297,001,443	97.3%
F. Joseph Loughrey	10,550,135,548	308,228,289	97.2%
Mark Loughridge	10,554,054,699	304,309,138	97.2%
Scott C. Malpass	10,546,031,165	312,332,672	97.1%
F. William McNabb III	10,544,013,615	314,350,222	97.1%
Deanna Mulligan	10,560,536,084	297,827,753	97.3%
André F. Perold	10,509,222,915	349,140,922	96.8%
Sarah Bloom Raskin	10,554,241,538	304,122,299	97.2%
Peter F. Volanakis	10,551,315,296	307,048,541	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Extended Market
Index Fund	305,539,700	13,294,070	12,068,550	47,380,541	80.8%
Mid-Cap Growth
Index Fund	71,953,895	2,687,335	3,415,364	15,154,109	77.2%
Mid-Cap Index Fund	413,561,713	17,007,306	13,124,311	109,569,807	74.8%
Mid-Cap Value Index Fund	109,695,154	4,179,835	4,493,303	24,490,837	76.8%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Extended Market
Index Fund	307,974,839	12,854,838	10,072,642	47,380,541	81.4%
Mid-Cap Growth
Index Fund	72,547,920	2,515,990	2,992,683	15,154,109	77.8%
Mid-Cap Index Fund	415,676,304	16,434,958	11,582,069	109,569,807	75.1%
Mid-Cap Value Index Fund	111,106,958	3,455,519	3,805,816	24,490,837	77.8%

Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, and
Vanguard Mid-Cap Value Index Fund did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Extended Market
Index Fund	57,459,635	27,321,416	246,121,268	47,380,541	15.2%
Mid-Cap Index Fund	70,648,319	36,773,839	336,271,172	109,569,807	12.8%
Mid-Cap Value Index Fund	17,086,236	9,589,280	91,692,777	24,490,837	12.0%

Extended Market Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares	Select Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX	VSEMX
Expense Ratio[1]	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%
30-Day SEC Yield	1.14%	1.27%	1.27%	1.29%	1.30%	1.33%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,151	3,266	3,775
Median Market Cap	$4.5B	$4.5B	$66.8B
Price/Earnings Ratio	21.0x	20.9x	22.8x
Price/Book Ratio	2.4x	2.4x	3.0x
Return on Equity	8.8%	8.8%	15.1%
Earnings Growth Rate	11.3%	11.3%	9.9%
Dividend Yield	1.3%	1.3%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.85
Beta	1.00	1.11
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Tesla Inc.	Automobile
	Manufacturers	0.8%
Liberty Global plc	Cable & Satellite	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.5
ServiceNow Inc.	Systems Software	0.5
T-Mobile US Inc.	Wireless
	Telecommunication
	Services	0.4
FleetCor Technologies	Data Processing &
Inc.	Outsourced Services	0.3
Dell Technologies Inc.
Class V	Systems Software	0.3
Markel Corp.	Property & Casualty
	Insurance	0.3
BioMarin Pharmaceutical
Inc.	Biotechnology	0.3
Twitter Inc.	Internet Software &
	Services	0.3
Top Ten		4.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.3%	14.2%	12.6%
Consumer Staples	3.1	3.1	7.3
Energy	4.4	4.4	5.8
Financials	16.8	16.9	15.1
Health Care	11.0	11.1	13.3
Industrials	14.1	14.0	10.9
Information
Technology	18.3	18.3	22.8
Materials	5.5	5.5	3.4
Real Estate	8.4	8.4	3.9
Telecommunication
Services	1.0	1.0	1.9
Utilities	3.1	3.1	3.0

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index Fund*Investor
	Shares	17.94%	14.43%	9.13%	$23,964
• • • • • • • •	S&P Completion Index	18.11	14.49	9.17	24,037
– – – –	Mid-Cap Core Funds Average	15.68	13.11	7.83	21,260
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	18.10%	14.58%	9.29%	$24,310
S&P Completion Index	18.11	14.49	9.17	24,037
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	18.11%	14.58%	9.29%	$24,304
S&P Completion Index	18.11	14.49	9.17	24,037
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	18.12%	14.60%	9.32%	$12,184,544

S&P Completion Index	18.11	14.49	9.17	12,018,463
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus
Shares	18.13%	14.62%	11.93%	$219,113,100
S&P Completion Index	18.11	14.49	11.80	217,347,586
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	13.06	235,037,895
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative

		Since	Final Value
	One	Inception	of a $3,000,000,000
	Year	(6/27/2016)	Investment
Extended Market Index Fund Institutional
Select Shares	18.17%	25.88%	$4,247,412,239
S&P Completion Index	18.11	25.74	4,240,314,728
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	24.04	4,154,339,776
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market
Price	18.00%	97.27%	143.42%
Extended Market Index Fund ETF Shares Net
Asset Value	18.10	97.49	143.10
S&P Completion Index	18.11	96.71	140.37

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*,^	Tesla Inc.	1,704,760	530,777	0.8%
	Las Vegas Sands Corp.	4,660,233	323,840	0.5%
*	Liberty Global plc	8,443,256	285,720	0.5%
*	Liberty Broadband Corp.	1,870,668	159,306	0.3%
*	NVR Inc.	44,617	156,526	0.3%
	Lear Corp.	860,125	151,950	0.2%
	Autoliv Inc.	1,111,755	141,282	0.2%
	Aramark	3,138,383	134,135	0.2%
*	Liberty Interactive Corp. QVC Group Class A	5,416,449	132,270	0.2%
1	Consumer Discretionary—Other †		6,941,300	11.0%
			8,957,106	14.2%
Consumer Staples
	Ingredion Inc.	913,735	127,740	0.2%
	Consumer Staples—Other †		1,793,910	2.8%
			1,921,650	3.0%
Energy
*	Diamondback Energy Inc.	1,254,544	158,386	0.2%
*	Cheniere Energy Inc.	2,585,100	139,182	0.2%
	Targa Resources Corp.	2,750,238	133,167	0.2%
1	Energy—Other †		2,313,806	3.7%
			2,744,541	4.3%
Financials
*	Markel Corp.	178,503	203,338	0.3%
	TD Ameritrade Holding Corp.	3,478,785	177,870	0.3%
	Annaly Capital Management Inc.	14,662,584	174,338	0.3%
	First Republic Bank	2,003,105	173,549	0.3%
	Ally Financial Inc.	5,672,680	165,415	0.3%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	SVB Financial Group	673,965	157,553	0.3%
*	Arch Capital Group Ltd.	1,664,145	151,054	0.2%
	MSCI Inc. Class A	1,155,625	146,233	0.2%
	FNF Group	3,484,146	136,718	0.2%
	Reinsurance Group of America Inc. Class A	821,508	128,098	0.2%
	Financials—Other †		8,917,371	14.1%
			10,531,537	16.7%
Health Care
*	BioMarin Pharmaceutical Inc.	2,267,343	202,179	0.3%
	Teleflex Inc.	575,136	143,105	0.2%
*	Alnylam Pharmaceuticals Inc.	1,049,683	133,362	0.2%
*	Nektar Therapeutics Class A	2,022,579	120,788	0.2%
	Health Care—Other †		6,304,443	10.0%
			6,903,877	10.9%
Industrials
	Huntington Ingalls Industries Inc.	579,096	136,493	0.2%
	Owens Corning	1,412,653	129,879	0.2%
	Spirit AeroSystems Holdings Inc. Class A	1,482,246	129,326	0.2%
	IDEX Corp.	966,252	127,516	0.2%
1	Industrials—Other †		8,276,422	13.1%
			8,799,636	13.9%
Information Technology
*	ServiceNow Inc.	2,213,141	288,571	0.5%
*	FleetCor Technologies Inc.	1,148,069	220,923	0.4%
*	Dell Technologies Inc. Class V	2,601,351	211,438	0.3%
*	Twitter Inc.	8,296,522	199,199	0.3%
	Maxim Integrated Products Inc.	3,595,944	187,996	0.3%
*	Workday Inc. Class A	1,717,887	174,778	0.3%
*	Palo Alto Networks Inc.	1,176,694	170,550	0.3%
*	Take-Two Interactive Software Inc.	1,464,306	160,752	0.3%
*	Vantiv Inc. Class A	2,084,940	153,347	0.2%
*	Splunk Inc.	1,791,785	148,431	0.2%
*	Arista Networks Inc.	599,938	141,333	0.2%
*	CoStar Group Inc.	462,797	137,428	0.2%
	CDW Corp.	1,963,945	136,475	0.2%
	Cognex Corp.	2,218,938	135,710	0.2%
	Broadridge Financial Solutions Inc.	1,487,237	134,714	0.2%
*	Trimble Inc.	3,245,530	131,898	0.2%
1	Information Technology—Other †		8,703,080	13.8%
			11,436,623	18.1%
Materials
	Celanese Corp. Class A	1,738,578	186,167	0.3%
	Steel Dynamics Inc.	3,019,024	130,211	0.2%
	Materials—Other †		3,127,463	5.0%
			3,443,841	5.5%

[1,2]Other †			4,548	0.0%

Real Estate †			5,283,308	8.4%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunication Services
* T-Mobile US Inc.		3,728,810	236,817	0.4%
Telecommunication Services—Other †			383,075	0.6%
			619,892	1.0%

Utilities †			1,958,238	3.1%
Total Common Stocks (Cost $45,401,908)			62,604,797	99.1%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.458%	15,284,936	1,528,646	2.4%

6U. S. Government and Agency Obligations †			40,738	0.1%
Total Temporary Cash Investments (Cost $1,569,329)			1,569,384	2.5%[3]
Total Investments (Cost $46,971,237)			64,174,181	101.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,466
Receivables for Investment Securities Sold			9,733
Receivables for Accrued Income			90,067
Receivables for Capital Shares Issued			57,338
Unrealized Appreciation—Swap Contracts			352
Other Assets			5,501
Total Other Assets			166,457	0.3%
Liabilities
Payables for Investment Securities Purchased			(35,588)
Collateral for Securities on Loan			(986,747)
Payables for Capital Shares Redeemed			(140,582)
Payables to Vanguard			(27,684)
Variation Margin Payable—Futures Contracts			(4,481)
Unrealized Depreciation—Swap Contracts			(4)
Total Liabilities			(1,195,086)	(1.9%)
Net Assets			63,145,552	100.0%

Extended Market Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	47,123,876
Overdistributed Net Investment Income	(16,987)
Accumulated Net Realized Losses	(1,167,963)
Unrealized Appreciation (Depreciation)
Investment Securities	17,202,944
Futures Contracts	3,334
Swap Contracts	348
Net Assets	63,145,552

Investor Shares—Net Assets
Applicable to 18,257,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,548,335
Net Asset Value Per Share—Investor Shares	$84.80

ETF Shares—Net Assets
Applicable to 51,121,639 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,711,226
Net Asset Value Per Share—ETF Shares	$111.72

Admiral Shares—Net Assets
Applicable to 232,562,901 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,711,590
Net Asset Value Per Share—Admiral Shares	$84.76

Institutional Shares—Net Assets
Applicable to 157,623,308 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,359,289
Net Asset Value Per Share—Institutional Shares	$84.75

Institutional Plus Shares—Net Assets
Applicable to 50,511,195 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,564,901
Net Asset Value Per Share—Institutional Plus Shares	$209.16

Extended Market Index Fund

Amount
($000)
Institutional Select Shares—Net Assets
Applicable to 89,946,369 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,250,211
Net Asset Value Per Share—Institutional Select Shares	$136.19

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $909,396,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $986,747,000 of collateral received for securities on loan.
6 Securities with a value of $22,647,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	4,596	353,088	2,799
E-mini S&P Mid-Cap 400 Index	March 2018	843	160,372	704
E-mini S&P 500 Index	March 2018	363	48,569	(169)
				3,334

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	1/10/18	GSCM	4,407	(1.895%)	352
SLM Corp.	3/19/18	GSCM	2,941	(1.895%)	(4)
					348
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends	765,790
Interest[1]	5,167
Securities Lending—Net	56,247
Total Income	827,204
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,916
Management and Administrative—Investor Shares	3,117
Management and Administrative—ETF Shares	2,793
Management and Administrative—Admiral Shares	10,876
Management and Administrative—Institutional Shares	5,382
Management and Administrative—Institutional Plus Shares	4,937
Management and Administrative—Institutional Select Shares	841
Marketing and Distribution—Investor Shares	293
Marketing and Distribution—ETF Shares	315
Marketing and Distribution—Admiral Shares	1,222
Marketing and Distribution—Institutional Shares	304
Marketing and Distribution—Institutional Plus Shares	154
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	1,333
Auditing Fees	57
Shareholders’ Reports and Proxy—Investor Shares	110
Shareholders’ Reports and Proxy—ETF Shares	449
Shareholders’ Reports and Proxy—Admiral Shares	466
Shareholders’ Reports and Proxy—Institutional Shares	343
Shareholders’ Reports and Proxy—Institutional Plus Shares	268
Shareholders’ Reports and Proxy—Institutional Select Shares	—
Trustees’ Fees and Expenses	44
Total Expenses	37,220
Net Investment Income	789,984
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,886,850
Futures Contracts	51,357
Swap Contracts	(3,064)
Realized Net Gain (Loss)	1,935,143
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,854,996
Futures Contracts	6,238
Swap Contracts	1,010
Change in Unrealized Appreciation (Depreciation)	6,862,244
Net Increase (Decrease) in Net Assets Resulting from Operations	9,587,371
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,913,000, ($14,000), and $8,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	789,984	694,971
Realized Net Gain (Loss)	1,935,143	2,939,639
Change in Unrealized Appreciation (Depreciation)	6,862,244	3,428,240
Net Increase (Decrease) in Net Assets Resulting from Operations	9,587,371	7,062,850
Distributions
Net Investment Income
Investor Shares	(20,133)	(27,910)
ETF Shares	(68,707)	(61,739)
Admiral Shares	(241,820)	(221,549)
Institutional Shares	(165,181)	(148,548)
Institutional Plus Shares	(172,181)	(222,007)
Institutional Select Shares	(117,295)	(37,670)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(785,317)	(719,423)
Capital Share Transactions
Investor Shares	(743,389)	(280,966)
ETF Shares	538,053	(446,181)
Admiral Shares	1,150,151	730,849
Institutional Shares	979,352	629,816
Institutional Plus Shares	(4,994,531)	(2,875,724)
Institutional Select Shares	5,864,391	4,844,930
Net Increase (Decrease) from Capital Share Transactions	2,794,027	2,602,724
Total Increase (Decrease)	11,596,081	8,946,151
Net Assets
Beginning of Period	51,549,471	42,603,320
End of Period[1]	63,145,552	51,549,471
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,987,000) and ($18,874,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.76	$63.61	$66.63	$62.76	$45.86
Investment Operations
Net Investment Income	. 916[1]	.919	.795	.795	.602
Net Realized and Unrealized Gain (Loss)
on Investments	12.074	9.182	(3.050)	3.857	16.903
Total from Investment Operations	12.990	10.101	(2.255)	4.652	17.505
Distributions
Dividends from Net Investment Income	(.950)	(.951)	(.765)	(.782)	(.605)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.950)	(.951)	(.765)	(.782)	(.605)
Net Asset Value, End of Period	$84.80	$72.76	$63.61	$66.63	$62.76

Total Return[2]	17.94%	15.99%	-3.39%	7.42%	38.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,548	$2,021	$2,040	$2,341	$2,749
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.48%	1.20%	1.27%	1.19%
Portfolio Turnover Rate [3]	11%	12%	6%	9%	11%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$95.86	$83.80	$87.79	$82.71	$60.46
Investment Operations
Net Investment Income	1.420[1]	1.324	1.171	1.178	.934
Net Realized and Unrealized Gain (Loss)
on Investments	15.835	12.107	(4.033)	5.061	22.256
Total from Investment Operations	17.255	13.431	(2.862)	6.239	23.190
Distributions
Dividends from Net Investment Income	(1.395)	(1.371)	(1.128)	(1.159)	(.940)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.395)	(1.371)	(1.128)	(1.159)	(.940)
Net Asset Value, End of Period	$111.72	$95.86	$83.80	$87.79	$82.71

Total Return	18.10%	16.16%	-3.26%	7.55%	38.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,711	$4,387	$4,272	$3,659	$3,105
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.61%	1.33%	1.40%	1.33%
Portfolio Turnover Rate[2]	11%	12%	6%	9%	11%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.72	$63.58	$66.61	$62.75	$45.87
Investment Operations
Net Investment Income	1.071[1]	1.005	.887	.895	.706
Net Realized and Unrealized Gain (Loss)
on Investments	12.026	9.175	(3.061)	3.845	16.884
Total from Investment Operations	13.097	10.180	(2.174)	4.740	17.590
Distributions
Dividends from Net Investment Income	(1.057)	(1.040)	(.856)	(.880)	(.710)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.057)	(1.040)	(.856)	(.880)	(.710)
Net Asset Value, End of Period	$84.76	$72.72	$63.58	$66.61	$62.75

Total Return[2]	18.11%	16.13%	-3.27%	7.56%	38.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,712	$15,830	$13,143	$12,852	$8,864
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.61%	1.33%	1.40%	1.33%
Portfolio Turnover Rate [3]	11%	12%	6%	9%	11%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.72	$63.58	$66.60	$62.75	$45.86
Investment Operations
Net Investment Income	1.085[1]	1.018	.899	.908	.715
Net Realized and Unrealized Gain (Loss)
on Investments	12.018	9.175	(3.050)	3.833	16.895
Total from Investment Operations	13.103	10.193	(2.151)	4.741	17.610
Distributions
Dividends from Net Investment Income	(1.073)	(1.053)	(.869)	(.891)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.073)	(1.053)	(.869)	(.891)	(.720)
Net Asset Value, End of Period	$84.75	$72.72	$63.58	$66.60	$62.75

Total Return	18.12%	16.15%	-3.24%	7.56%	38.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,359	$10,554	$8,621	$8,567	$7,812
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.63%	1.35%	1.42%	1.35%
Portfolio Turnover Rate[2]	11%	12%	6%	9%	11%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$179.47	$156.89	$164.36	$154.84	$113.18
Investment Operations
Net Investment Income	2.611[1]	2.525	2.254	2.273	1.797
Net Realized and Unrealized Gain (Loss)
on Investments	29.741	22.668	(7.549)	9.481	41.671
Total from Investment Operations	32.352	25.193	(5.295)	11.754	43.468
Distributions
Dividends from Net Investment Income	(2.662)	(2.613)	(2.175)	(2.234)	(1.808)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.662)	(2.613)	(2.175)	(2.234)	(1.808)
Net Asset Value, End of Period	$209.16	$179.47	$156.89	$164.36	$154.84

Total Return	18.13%	16.18%	-3.23%	7.60%	38.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,565	$13,530	$14,526	$13,634	$11,347
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.64%	1.37%	1.44%	1.37%
Portfolio Turnover Rate[2]	11%	12%	6%	9%	11%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares
	Year	June 27,
	Ended	2016[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$116.85	$98.43
Investment Operations
Net Investment Income	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	19.221	18.428
Total from Investment Operations	21.112	19.478
Distributions
Dividends from Net Investment Income	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.772)	(1.058)
Net Asset Value, End of Period	$136.19	$116.85

Total Return	18.17%	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.43%	1.88%[3]
Portfolio Turnover Rate [4]	11%	12%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Extended Market Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Extended Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $3,466,000, representing 0.01% of the fund’s net assets and 1.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	62,600,249	11	4,537
Temporary Cash Investments	1,528,646	40,738	—
Futures Contracts—Liabilities[1]	(4,481)	—	—
Swap Contracts—Assets	—	352	—
Swap Contracts—Liabilities	—	(4)	—
Total	64,124,414	41,097	4,537
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $2,570,553,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $13,850,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $1,163,440,000 to offset future net capital gains. Of this amount, $24,584,000 is subject to expiration on December 31, 2018. Capital loss carryforwards of $49,578,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital. Capital losses of $1,138,856,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $46,977,167,000. Net unrealized appreciation of investment securities for tax purposes was $17,197,014,000, consisting of unrealized gains of $20,180,906,000 on securities that had risen in value since their purchase and $2,983,892,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $13,797,239,000 of investment securities and sold $11,247,337,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,479,430,000 and $5,132,920,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	266,370	3,456	240,445	3,671
Issued in Lieu of Cash Distributions	19,488	246	27,214	400
Redeemed	(1,029,247)	(13,226)	(548,625)	(8,365)
Net Increase (Decrease)—Investor Shares	(743,389)	(9,524)	(280,966)	(4,294)
ETF Shares
Issued	5,995,825	58,557	5,678,987	66,185
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,457,772)	(53,200)	(6,125,168)	(71,400)
Net Increase (Decrease)—ETF Shares	538,053	5,357	(446,181)	(5,215)
Admiral Shares
Issued	3,704,285	47,499	2,497,284	38,224
Issued in Lieu of Cash Distributions	210,320	2,638	193,387	2,835
Redeemed	(2,764,454)	(35,246)	(1,959,822)	(30,117)
Net Increase (Decrease)—Admiral Shares	1,150,151	14,891	730,849	10,942
Institutional Shares
Issued	3,498,857	44,798	2,411,527	36,450
Issued in Lieu of Cash Distributions	156,685	1,966	140,018	2,051
Redeemed	(2,676,190)	(34,267)	(1,921,729)	(28,981)
Net Increase (Decrease)—Institutional Shares	979,352	12,497	629,816	9,520
Institutional Plus Shares
Issued	4,070,964	21,239	3,179,636	19,828
Issued in Lieu of Cash Distributions	167,460	859	218,549	1,310
Redeemed	(9,232,955)	(46,977)	(6,273,909)	(38,337)
Net Increase (Decrease)—
Institutional Plus Shares	(4,994,531)	(24,879)	(2,875,724)	(17,199)
Institutional Select Shares[1]
Issued	6,309,970	48,778	4,912,755	45,367
Issued in Lieu of Cash Distributions	117,295	904	37,670	325
Redeemed	(562,874)	(4,468)	(105,495)	(959)
Net Increase (Decrease)—
Institutional Select Shares	5,864,391	45,214	4,844,930	44,733
1 Inception was June 27, 2016, for Institutional Select Shares.

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.04%
30-Day SEC Yield	1.39%	1.50%	1.50%	1.51%	1.52%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index FA Index
Number of Stocks	346	339	3,775
Median Market Cap	$14.0B	$14.0B	$66.8B
Price/Earnings Ratio	24.0x	24.0x	22.8x
Price/Book Ratio	2.7x	2.7x	3.0x
Return on Equity	12.5%	12.5%	15.1%
Earnings Growth Rate	10.7%	10.7%	9.9%
Dividend Yield	1.5%	1.5%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fiserv Inc.	Financial
	Administration	0.7%
Amphenol Corp.	Electrical
	Components &
	Equipment	0.7
Roper Technologies Inc.	Electronic Equipment	0.7
Freeport-McMoRan Inc.	Nonferrous Metals	0.7
Dollar Tree Inc.	Specialty Retailers	0.6
Moody's Corp.	Specialty Finance	0.6
Edwards Lifesciences
Corp.	Medical Supplies	0.6
Western Digital Corp.	Computer Hardware	0.6
Digital Realty Trust Inc.	Industrial & Office
	REITs	0.6
M&T Bank Corp.	Banks	0.6
Top Ten		6.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral
Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.6%	4.5%	2.7%
Consumer Goods	11.6	11.6	9.0
Consumer Services	10.5	10.5	12.8
Financials	23.4	23.4	20.5
Health Care	7.6	7.6	12.5
Industrials	17.4	17.5	13.2
Oil & Gas	5.2	5.2	5.7
Technology	13.9	13.9	18.7
Telecommunications	0.6	0.6	1.9
Utilities	5.2	5.2	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund*Investor Shares	19.12%	14.87%	8.78%	$23,197
• • • • • • • •	Spliced Mid-Cap Index	19.30	15.06	8.96	23,586
– – – –	Mid-Cap Core Funds Average	15.68	13.11	7.83	21,260
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	19.25%	15.01%	8.92%	$23,493
Spliced Mid-Cap Index	19.30	15.06	8.96	23,586
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	19.25%	15.01%	8.92%	$23,500
Spliced Mid-Cap Index	19.30	15.06	8.96	23,586
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Mid-Cap Index Fund Institutional Shares	19.29%	15.02%	8.94%	$11,775,812

Spliced Mid-Cap Index	19.30	15.06	8.96	11,793,208
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	19.28%	15.04%	12.85%	$234,259,011
Spliced Mid-Cap Index	19.30	15.06	12.86	234,501,405
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	13.69	246,919,428
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price	19.25%	101.19%	135.14%
Mid-Cap Index Fund ETF Shares Net Asset Value	19.25	101.19	134.93
Spliced Mid-Cap Index	19.30	101.63	135.86

Mid-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.5%)
*	Freeport-McMoRan
	Inc.	33,658,627	638,168
	Newmont Mining Corp.	13,054,975	489,823
	Celanese Corp. Class A	3,320,885	355,600
	Albemarle Corp.	2,705,783	346,043
	Arconic Inc.	11,785,594	321,157
	FMC Corp.	3,287,630	311,207
	International Flavors
	& Fragrances Inc.	1,934,018	295,151
	Eastman Chemical Co.	3,169,608	293,632
	Avery Dennison Corp.	2,156,368	247,680
	CF Industries
	Holdings Inc.	5,713,540	243,054
	Mosaic Co.	8,600,161	220,680
*	Axalta Coating
	Systems Ltd.	5,363,214	173,554
	Reliance Steel &
	Aluminum Co.	1,694,333	145,357
*	Alcoa Corp.	2,149,678	115,803
	Westlake Chemical
	Corp.	947,360	100,922
	WR Grace & Co.	582	41
			4,297,872
Consumer Goods (11.6%)
	Clorox Co.	3,156,181	469,450
	DR Horton Inc.	8,723,787	445,524
	Dr Pepper Snapple
	Group Inc.	4,419,715	428,977
*	Mohawk Industries Inc.	1,546,907	426,792
	Conagra Brands Inc.	10,001,013	376,738
	Newell Brands Inc.	11,998,879	370,765
	Molson Coors
	Brewing Co. Class B	4,302,370	353,095
	JM Smucker Co.	2,642,522	328,307
	Lennar Corp. Class A	5,142,953	325,240
	Genuine Parts Co.	3,412,360	324,208

	Tapestry Inc.	6,967,465	308,171
	Church & Dwight Co.
	Inc.	6,121,615	307,121
*	NVR Inc.	87,001	305,219
	McCormick & Co. Inc.	2,928,906	298,485
	Whirlpool Corp.	1,759,973	296,802
	Tyson Foods Inc.
	Class A	3,643,796	295,403
*	LKQ Corp.	7,195,397	292,637
	Lear Corp.	1,654,506	292,285
*	Aptiv plc	3,255,295	276,147
	BorgWarner Inc.	5,164,073	263,832
	PVH Corp.	1,893,804	259,849
	Hasbro Inc.	2,746,739	249,651
	Snap-on Inc.	1,396,745	243,453
	Hormel Foods Corp.	6,464,742	235,252
	Bunge Ltd.	3,444,822	231,079
*	Michael Kors Holdings
	Ltd.	3,533,849	222,456
	Coty Inc. Class A	11,016,590	219,120
	PulteGroup Inc.	6,470,861	215,156
	Harley-Davidson Inc.	4,116,473	209,446
	Leucadia National Corp.	7,843,172	207,766
	Lamb Weston
	Holdings Inc.	3,575,924	201,861
*	WABCO Holdings Inc.	1,312,219	188,303
	Hanesbrands Inc.	8,917,716	186,469
*	Lululemon Athletica Inc.	2,305,353	181,178
	Polaris Industries Inc.	1,453,276	180,192
*	Take-Two Interactive
	Software Inc.	1,398,135	153,487
	Ralph Lauren Corp.
	Class A	1,354,963	140,496
^	Mattel Inc.	8,411,842	129,374
	Ingredion Inc.	878,936	122,875
	Campbell Soup Co.	2,395,398	115,243
	Goodyear Tire &
	Rubber Co.	3,014,196	97,389

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*,^	Under Armour Inc.
	Class A	4,503,404	64,984
*,^	Under Armour Inc.	4,677,688	62,307
*,^	Pilgrim’s Pride Corp.	1,217,450	37,814
	Lennar Corp. Class B	188,254	9,729
			10,950,127
Consumer Services (10.5%)
*	Dollar Tree Inc.	5,515,129	591,828
	Royal Caribbean
	Cruises Ltd.	4,192,288	500,056
	Best Buy Co. Inc.	6,225,670	426,272
	MGM Resorts
	International	12,473,543	416,492
	Ross Stores Inc.	4,727,349	379,370
	Expedia Inc.	3,074,015	368,175
	L Brands Inc.	5,908,370	355,802
	Wynn Resorts Ltd.	2,014,089	339,555
*	Ulta Beauty Inc.	1,429,688	319,764
	Nielsen Holdings plc	8,722,115	317,485
	Tiffany & Co.	2,896,716	301,114
	Darden Restaurants Inc.	3,028,745	290,820
*	CarMax Inc.	4,465,123	286,348
	Wyndham Worldwide
	Corp.	2,354,497	272,816
	Viacom Inc. Class B	8,647,934	266,443
*	Liberty Interactive
	Corp. QVC Group
	Class A	10,742,279	262,326
	Aramark	5,996,397	256,286
*	AutoZone Inc.	336,232	239,185
*	Norwegian Cruise
	Line Holdings Ltd.	4,477,093	238,405
	Tractor Supply Co.	3,072,869	229,697
	Kohl’s Corp.	4,123,433	223,614
	Alaska Air Group Inc.	3,014,771	221,616
*	United Continental
	Holdings Inc.	3,162,638	213,162
	Gap Inc.	6,182,494	210,576
*	Chipotle Mexican
	Grill Inc. Class A	690,576	199,597
	News Corp. Class A	12,021,485	194,868
	Interpublic Group of
	Cos. Inc.	9,505,736	191,636
	Macy’s Inc.	7,450,435	187,676
	FactSet Research
	Systems Inc.	956,615	184,397
	AmerisourceBergen
	Corp. Class A	2,000,290	183,667
	Scripps Networks
	Interactive Inc.
	Class A	2,116,034	180,667
	Advance Auto Parts Inc.	1,717,152	171,183

*	Liberty Media
	Corp-Liberty SiriusXM
	Class C	4,091,592	162,273
	Nordstrom Inc.	2,852,498	135,151
*	Discovery
	Communications Inc.	5,093,107	107,821
	Domino’s Pizza Inc.	534,864	101,068
*,^	Discovery
	Communications
	Inc. Class A	3,757,252	84,087
*	Liberty Media
	Corp-Liberty SiriusXM
	Class A	2,033,281	80,640
*	Hyatt Hotels Corp.
	Class A	1,049,633	77,190
	H&R Block Inc.	2,570,506	67,399
*	TripAdvisor Inc.	1,311,556	45,196
*,^	Altice USA Inc. Class A	1,359,124	28,854
^	Viacom Inc. Class A	237,966	8,305
	News Corp. Class B	356,118	5,912
	Foot Locker Inc.	1,024	48
	Bed Bath & Beyond Inc.	1,064	23
			9,924,865
Financials (23.3%)
	Moody’s Corp.	3,975,398	586,808
	Digital Realty Trust Inc.	5,028,893	572,791
	M&T Bank Corp.	3,316,818	567,143
	KeyCorp	26,329,097	531,058
	Citizens Financial
	Group Inc.	12,058,801	506,228
	Principal Financial
	Group Inc.	7,073,787	499,126
	Hartford Financial
	Services Group Inc.	8,735,532	491,636
	Regions Financial
	Corp.	28,399,363	490,741
	Willis Towers
	Watson plc	3,234,490	487,405
*	SBA Communications
	Corp. Class A	2,878,416	470,218
	Lincoln National Corp.	5,357,043	411,796
	Realty Income Corp.	6,899,405	393,404
	Essex Property Trust
	Inc.	1,616,571	390,192
	Huntington
	Bancshares Inc.	26,477,315	385,510
*	IHS Markit Ltd.	8,304,369	374,942
	Comerica Inc.	4,259,067	369,730
*	Markel Corp.	323,238	368,210
	Invesco Ltd.	9,973,660	364,438
	Host Hotels &
	Resorts Inc.	18,120,504	359,692
	Equifax Inc.	2,940,179	346,706

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Cboe Global
	Markets Inc.	2,779,302	346,273
	First Republic Bank	3,933,272	340,779
	Annaly Capital
	Management Inc.	28,388,998	337,545
*	E*TRADE Financial
	Corp.	6,607,526	327,535
	Vornado Realty Trust	4,184,769	327,165
*	CBRE Group Inc.
	Class A	7,483,622	324,116
	Ally Financial Inc.	10,830,707	315,823
	Alexandria Real Estate
	Equities Inc.	2,340,938	305,703
*	SVB Financial Group	1,292,179	302,073
	Unum Group	5,490,980	301,400
	AvalonBay
	Communities Inc.	1,688,576	301,259
	HCP Inc.	11,486,926	299,579
	Cincinnati Financial
	Corp.	3,816,122	286,095
	Raymond James
	Financial Inc.	3,178,846	283,871
	Arthur J Gallagher
	& Co.	4,422,232	279,839
	Mid-America
	Apartment
	Communities Inc.	2,778,946	279,451
	MSCI Inc. Class A	2,205,720	279,112
	Affiliated Managers
	Group Inc.	1,359,527	279,043
*	Arch Capital Group Ltd.	3,048,116	276,677
	Regency Centers Corp.	3,749,494	259,390
	Extra Space Storage Inc.	2,931,840	256,389
	UDR Inc.	6,548,124	252,234
	SEI Investments Co.	3,469,981	249,353
	Iron Mountain Inc.	6,599,708	249,007
	FNF Group	6,339,578	248,765
	Zions Bancorporation	4,888,268	248,471
	Reinsurance Group of
	America Inc. Class A	1,576,007	245,747
	Torchmark Corp.	2,682,710	243,349
	SL Green Realty Corp.	2,403,352	242,570
	Duke Realty Corp.	8,709,907	236,997
	Federal Realty
	Investment Trust	1,774,269	235,641
	Macerich Co.	3,448,421	226,492
*	Liberty Broadband
	Corp.	2,626,608	223,682
	Everest Re Group Ltd.	1,006,176	222,627
	XL Group Ltd.	6,272,521	220,542
	Nasdaq Inc.	2,847,631	218,783
	Voya Financial Inc.	4,396,639	217,502
	Western Union Co.	11,234,317	213,564
*	Alleghany Corp.	357,617	213,172

	Camden Property Trust	2,266,360	208,641
	AGNC Investment
	Corp.	9,574,589	193,311
	VEREIT Inc.	23,826,237	185,606
	Kimco Realty Corp.	9,909,134	179,851
	Lazard Ltd. Class A	3,174,028	166,636
	Jones Lang LaSalle Inc.	1,109,620	165,256
	Invitation Homes Inc.	6,974,484	164,389
	WR Berkley Corp.	2,234,310	160,088
	People’s United
	Financial Inc.	8,473,912	158,462
^	CIT Group Inc.	3,210,590	158,057
	New York Community
	Bancorp Inc.	11,364,155	147,961
*	Athene Holding Ltd.
	Class A	2,797,644	144,666
	Brixmor Property
	Group Inc.	7,457,873	139,164
*	Brighthouse Financial
	Inc.	2,345,892	137,563
*	Black Knight Inc.	2,778,670	122,678
	Assurant Inc.	662,240	66,780
*	Liberty Broadband
	Corp. Class A	612,525	52,095
	Axis Capital Holdings
	Ltd.	1,017,218	51,125
			22,087,718
Health Care (7.6%)
*	Edwards Lifesciences
	Corp.	5,179,457	583,777
*	Incyte Corp.	4,393,045	416,065
*	Centene Corp.	4,013,797	404,912
*	Laboratory Corp. of
	America Holdings	2,492,635	397,600
*	Align Technology Inc.	1,767,292	392,675
*	BioMarin
	Pharmaceutical Inc.	4,301,145	383,533
*	IQVIA Holdings Inc.	3,834,048	375,353
	Dentsply Sirona Inc.	5,627,108	370,433
*	Waters Corp.	1,850,087	357,418
*	IDEXX Laboratories Inc.	2,136,608	334,123
	Quest Diagnostics Inc.	3,339,014	328,859
	ResMed Inc.	3,475,075	294,304
*	Hologic Inc.	6,754,002	288,734
	Perrigo Co. plc	3,104,411	270,580
*	Henry Schein Inc.	3,845,468	268,721
	Cooper Cos. Inc.	1,197,287	260,865
*	Varian Medical
	Systems Inc.	2,245,446	249,581
	Universal Health
	Services Inc. Class B	2,143,430	242,958
*	DaVita Inc.	3,362,653	242,952
*	Alkermes plc	3,764,930	206,055

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Jazz Pharmaceuticals
	plc	1,393,767	187,671
*	Alnylam
	Pharmaceuticals Inc.	1,094,332	139,035
	Teleflex Inc.	552,325	137,429
*	Seattle Genetics Inc.	1,144,691	61,241
	Becton Dickinson
	and Co.	296	63
*	Envision Healthcare
	Corp.	928	32
*	TESARO Inc.	288	24
			7,194,993
Industrials (17.4%)
*	Fiserv Inc.	5,103,982	669,285
	Amphenol Corp.
	Class A	7,474,193	656,234
	Roper Technologies Inc.	2,505,973	649,047
	Rockwell Collins Inc.	3,988,728	540,951
	Waste Connections Inc.	6,454,542	457,885
*	FleetCor Technologies
	Inc.	2,192,466	421,896
	Vulcan Materials Co.	3,238,486	415,724
	AMETEK Inc.	5,659,568	410,149
	WestRock Co.	6,236,034	394,180
	Global Payments Inc.	3,895,951	390,530
*	Mettler-Toledo
	International Inc.	626,200	387,943
	Dover Corp.	3,814,205	385,197
	Fastenal Co.	7,038,948	384,960
	L3 Technologies Inc.	1,913,660	378,618
*	Verisk Analytics Inc.
	Class A	3,832,771	367,946
*	United Rentals Inc.	2,070,818	355,994
	Martin Marietta
	Materials Inc.	1,539,213	340,228
	Masco Corp.	7,694,008	338,075
	Textron Inc.	5,806,868	328,611
	Cintas Corp.	2,084,351	324,804
	Ball Corp.	8,571,290	324,423
	Total System Services
	Inc.	4,051,606	320,442
	TransDigm Group Inc.	1,145,182	314,490
	WW Grainger Inc.	1,325,767	313,212
	CH Robinson
	Worldwide Inc.	3,415,188	304,259
	Xylem Inc.	4,398,101	299,950
*	Vantiv Inc. Class A	3,979,688	292,706
	Alliance Data Systems
	Corp.	1,150,046	291,514
	Pentair plc	3,997,733	282,320
	Expeditors International
	of Washington Inc.	4,353,722	281,642
	Kansas City Southern	2,532,715	266,492

	Fortune Brands Home
	& Security Inc.	3,712,969	254,116
	Owens Corning	2,724,685	250,508
*	Trimble Inc.	6,161,196	250,391
	JB Hunt Transport
	Services Inc.	2,151,492	247,379
	Sealed Air Corp.	4,412,472	217,535
*	Sensata Technologies
	Holding NV	4,196,681	214,492
	ManpowerGroup Inc.	1,621,626	204,503
	Jacobs Engineering
	Group Inc.	2,946,605	194,358
*	First Data Corp.
	Class A	11,162,875	186,532
*	Crown Holdings Inc.	3,284,367	184,746
	Acuity Brands Inc.	1,031,053	181,465
	Hubbell Inc. Class B	1,338,122	181,101
	Fluor Corp.	3,422,919	176,794
*	Arrow Electronics Inc.	2,151,837	173,029
	Xerox Corp.	5,915,695	172,443
^	Wabtec Corp.	2,113,332	172,089
	Robert Half
	International Inc.	2,912,734	161,773
*	Stericycle Inc.	2,089,285	142,050
	Allison Transmission
	Holdings Inc.	3,294,106	141,877
	Packaging Corp. of
	America	1,153,888	139,101
*	CoStar Group Inc.	443,230	131,617
	Huntington Ingalls
	Industries Inc.	553,533	130,468
	Macquarie
	Infrastructure Corp.	1,964,148	126,098
	Cognex Corp.	2,017,506	123,391
*	IPG Photonics Corp.	428,093	91,668
	FLIR Systems Inc.	1,694,970	79,020
	Flowserve Corp.	1,598,022	67,325
			16,485,576
Oil & Gas (5.1%)
*	Concho Resources Inc.	3,640,627	546,895
	Andeavor	3,628,011	414,827
	EQT Corp.	6,309,687	359,147
	Marathon Oil Corp.	20,811,015	352,330
	Hess Corp.	7,396,118	351,094
	Noble Energy Inc.	11,917,415	347,273
	National Oilwell
	Varco Inc.	9,305,605	335,188
	Baker Hughes a GE Co.	10,485,079	331,748
	Cabot Oil & Gas Corp.	11,325,209	323,901
	Cimarex Energy Co.	2,330,062	284,291
*	Cheniere Energy Inc.	4,947,579	266,378
	Devon Energy Corp.	6,105,375	252,763
	OGE Energy Corp.	4,884,655	160,754

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Targa Resources Corp.	2,637,118	127,689
*	Continental Resources
	Inc.	2,294,346	121,531
	HollyFrontier Corp.	2,168,011	111,046
*	Antero Resources Corp.	5,404,105	102,678
	Helmerich & Payne Inc.	1,195,397	77,270
	Range Resources Corp.	1,920	33
			4,866,836
Technology (13.9%)
	Western Digital Corp.	7,242,574	576,002
*	Autodesk Inc.	5,367,026	562,625
*	ServiceNow Inc.	4,226,877	551,142
*	Cerner Corp.	7,733,677	521,173
*	Red Hat Inc.	4,331,095	520,165
	Microchip Technology
	Inc.	5,729,865	503,541
	Skyworks Solutions
	Inc.	4,487,238	426,063
	Symantec Corp.	15,183,011	426,035
	Xilinx Inc.	6,146,530	414,399
	Harris Corp.	2,918,513	413,407
*	Dell Technologies Inc.
	Class V	4,974,810	404,353
	KLA-Tencor Corp.	3,838,736	403,336
*	Twitter Inc.	15,456,738	371,116
	NetApp Inc.	6,606,909	365,494
	Lam Research Corp.	1,981,989	364,825
	Maxim Integrated
	Products Inc.	6,894,605	360,450
	Motorola Solutions Inc.	3,966,570	358,340
*	Workday Inc. Class A	3,355,656	341,404
*	Synopsys Inc.	3,680,445	313,721
*	Palo Alto Networks Inc.	2,137,573	309,820
*	Citrix Systems Inc.	3,506,705	308,590
*	ANSYS Inc.	2,076,751	306,508
	Seagate Technology plc	7,087,917	296,558
*	Cadence Design
	Systems Inc.	6,918,108	289,315
*	Splunk Inc.	3,425,866	283,799
*	Arista Networks Inc.	1,162,204	273,792
	Juniper Networks Inc.	9,182,726	261,708
*	Gartner Inc.	2,109,449	259,779
	CA Inc.	7,692,115	255,994
*	Akamai Technologies
	Inc.	3,932,599	255,776
	CDK Global Inc.	3,370,240	240,231
*,^	VeriSign Inc.	2,050,373	234,645
*,^	Advanced Micro
	Devices Inc.	22,459,295	230,882
*	Square Inc.	6,255,586	216,881
*	Qorvo Inc.	3,111,613	207,233
	Marvell Technology
	Group Ltd.	9,615,461	206,444
*	F5 Networks Inc.	1,531,856	201,010

	LogMeIn Inc.	1,288,159	147,494
	Garmin Ltd.	2,294,164	136,663
*	Premier Inc. Class A	702,466	20,505
			13,141,218
Telecommunications (0.6%)
	CenturyLink Inc.	23,554,547	392,890
*	Zayo Group Holdings
	Inc.	4,849,741	178,470
			571,360
Utilities (5.2%)
	WEC Energy Group Inc.	7,724,109	513,113
	ONEOK Inc.	9,386,086	501,686
	Eversource Energy	7,756,457	490,053
	DTE Energy Co.	4,391,002	480,639
	American Water Works
	Co. Inc.	4,366,870	399,525
	Entergy Corp.	4,413,099	359,182
	Ameren Corp.	5,940,671	350,440
	CMS Energy Corp.	6,906,828	326,693
	CenterPoint Energy Inc.	10,555,125	299,343
	Alliant Energy Corp.	5,663,065	241,303
	Pinnacle West Capital
	Corp.	2,736,836	233,124
	NiSource Inc.	8,237,772	211,464
	AES Corp.	16,185,160	175,285
	FirstEnergy Corp.	5,440,267	166,581
	SCANA Corp.	3,313,923	131,828
	Avangrid Inc.	1,511,617	76,458
			4,956,717
Total Common Stocks
(Cost $66,702,560)			94,477,282
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.458%	3,996,518	399,692

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury
	Bill, 1.074%, 2/1/18	1,000	999
4	United States Treasury
	Bill, 1.093% – 1.116%,
	2/22/18	11,000	10,980
			11,979
Total Temporary Cash Investments
(Cost $411,653)			411,671
Total Investments (100.2%)
(Cost $67,114,213)			94,888,953

Mid-Cap Index Fund

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	5,190
Receivables for Investment
Securities Sold	586,989
Receivables for Accrued Income	110,319
Receivables for Capital Shares Issued	119,271
Other Assets	2,052
Total Other Assets	823,821
Liabilities
Payables for Investment Securities
Purchased	(673,093)
Collateral for Securities on Loan	(122,416)
Payables for Capital Shares Redeemed	(146,208)
Payables to Vanguard	(36,791)
Variation Margin Payable –
Futures Contracts	(1,600)
Total Liabilities	(980,108)
Net Assets (100%)	94,732,666

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	70,513,766
Overdistributed Net Investment Income	(23,435)
Accumulated Net Realized Losses	(3,533,751)
Unrealized Appreciation (Depreciation)
Investment Securities	27,774,740
Futures Contracts	1,346
Net Assets	94,732,666

Investor Shares—Net Assets
Applicable to 95,836,499 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,046,912
Net Asset Value Per Share—
Investor Shares	$42.23

ETF Shares—Net Assets
Applicable to 141,847,272 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,936,798
Net Asset Value Per Share—
ETF Shares	$154.65

Amount
($000)
Admiral Shares—Net Assets
Applicable to 197,220,604 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	37,778,201
Net Asset Value Per Share—
Admiral Shares	$191.55

Institutional Shares—Net Assets
Applicable to 430,615,955 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,221,550
Net Asset Value Per Share—
Institutional Shares	$42.32

Institutional Plus Shares—Net Assets
Applicable to 61,091,529 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,749,205
Net Asset Value Per Share—
Institutional Plus Shares	$208.69

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $114,968,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard
funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 Includes $122,416,000 of collateral received for securities on loan.
4 Securities with a value of $9,833,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2018	1,000	190,240	836
E-mini S&P 500 Index	March 2018	476	63,689	510
				1,346

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends	1,302,761
Interest[1]	2,839
Securities Lending—Net	4,560
Total Income	1,310,160
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,792
Management and Administrative—Investor Shares	5,879
Management and Administrative—ETF Shares	5,723
Management and Administrative—Admiral Shares	10,933
Management and Administrative—Institutional Shares	4,609
Management and Administrative—Institutional Plus Shares	2,491
Marketing and Distribution—Investor Shares	686
Marketing and Distribution—ETF Shares	1,020
Marketing and Distribution—Admiral Shares	2,738
Marketing and Distribution—Institutional Shares	401
Marketing and Distribution—Institutional Plus Shares	116
Custodian Fees	646
Auditing Fees	42
Shareholders’ Reports and Proxy—Investor Shares	299
Shareholders’ Reports and Proxy—ETF Shares	1,678
Shareholders’ Reports and Proxy—Admiral Shares	1,053
Shareholders’ Reports and Proxy—Institutional Shares	453
Shareholders’ Reports and Proxy—Institutional Plus Shares	270
Trustees’ Fees and Expenses	65
Total Expenses	43,894
Net Investment Income	1,266,266
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,233,875
Futures Contracts	42,121
Realized Net Gain (Loss)	2,275,996
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,578,732
Futures Contracts	3,193
Change in Unrealized Appreciation (Depreciation)	11,581,925
Net Increase (Decrease) in Net Assets Resulting from Operations	15,124,187
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,686,000, ($22,000), and $12,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,266,266	1,066,013
Realized Net Gain (Loss)	2,275,996	1,581,507
Change in Unrealized Appreciation (Depreciation)	11,581,925	4,855,058
Net Increase (Decrease) in Net Assets Resulting from Operations	15,124,187	7,502,578
Distributions
Net Investment Income
Investor Shares	(54,622)	(56,675)
ETF Shares	(288,923)	(229,269)
Admiral Shares	(499,540)	(419,571)
Institutional Shares	(242,458)	(205,760)
Institutional Plus Shares	(178,715)	(172,852)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,264,258)	(1,084,127)
Capital Share Transactions
Investor Shares	(763,377)	(369,214)
ETF Shares	2,280,229	2,278,982
Admiral Shares	2,452,659	2,264,130
Institutional Shares	1,040,948	1,034,231
Institutional Plus Shares	(627,501)	(860,619)
Net Increase (Decrease) from Capital Share Transactions	4,382,958	4,347,510
Total Increase (Decrease)	18,242,887	10,765,961
Net Assets
Beginning of Period	76,489,779	65,723,818
End of Period[1]	94,732,666	76,489,779
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,435,000) and ($25,443,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$35.92	$32.79	$33.72	$30.02	$22.47
Investment Operations
Net Investment Income	. 520[1]	.472	.444	.387	.299
Net Realized and Unrealized Gain (Loss)
on Investments	6.313	3.138	(.939)	3.697	7.560
Total from Investment Operations	6.833	3.610	(.495)	4.084	7.859
Distributions
Dividends from Net Investment Income	(.523)	(.480)	(.435)	(.384)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.523)	(.480)	(.435)	(.384)	(.309)
Net Asset Value, End of Period	$42.23	$35.92	$32.79	$33.72	$30.02

Total Return[2]	19.12%	11.07%	-1.46%	13.60%	35.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,047	$4,138	$4,140	$4,607	$4,797
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.42%	1.35%	1.30%	1.16%
Portfolio Turnover Rate [3]	14%	15%	15%	11%	32%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$131.55	$120.07	$123.50	$109.96	$82.33
Investment Operations
Net Investment Income	2.112[1]	1.877	1.793	1.609	1.255
Net Realized and Unrealized Gain (Loss)
on Investments	23.076	11.510	(3.457)	13.524	27.668
Total from Investment Operations	25.188	13.387	(1.664)	15.133	28.923
Distributions
Dividends from Net Investment Income	(2.088)	(1.907)	(1.766)	(1.593)	(1.293)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.088)	(1.907)	(1.766)	(1.593)	(1.293)
Net Asset Value, End of Period	$154.65	$131.55	$120.07	$123.50	$109.96

Total Return	19.25%	11.23%	-1.34%	13.76%	35.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,937	$16,544	$12,984	$9,879	$6,728
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.54%	1.47%	1.44%	1.31%
Portfolio Turnover Rate[2]	14%	15%	15%	11%	32%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$162.94	$148.72	$152.97	$136.19	$101.97
Investment Operations
Net Investment Income	2.606[1]	2.325	2.214	1.987	1.550
Net Realized and Unrealized Gain (Loss)
on Investments	28.591	14.257	(4.284)	16.759	34.269
Total from Investment Operations	31.197	16.582	(2.070)	18.746	35.819
Distributions
Dividends from Net Investment Income	(2.587)	(2.362)	(2.180)	(1.966)	(1.599)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.587)	(2.362)	(2.180)	(1.966)	(1.599)
Net Asset Value, End of Period	$191.55	$162.94	$148.72	$152.97	$136.19

Total Return[2]	19.25%	11.22%	-1.34%	13.76%	35.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,778	$29,854	$25,061	$22,125	$10,251
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.54%	1.47%	1.44%	1.31%
Portfolio Turnover Rate [3]	14%	15%	15%	11%	32%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$35.99	$32.85	$33.79	$30.08	$22.52
Investment Operations
Net Investment Income	. 580[1]	.516	.492	.442	.344
Net Realized and Unrealized Gain (Loss)
on Investments	6.325	3.148	(.947)	3.704	7.571
Total from Investment Operations	6.905	3.664	(.455)	4.146	7.915
Distributions
Dividends from Net Investment Income	(.575)	(.524)	(.485)	(.436)	(.355)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.575)	(.524)	(.485)	(.436)	(.355)
Net Asset Value, End of Period	$42.32	$35.99	$32.85	$33.79	$30.08

Total Return	19.29%	11.23%	-1.33%	13.78%	35.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,222	$14,540	$12,278	$11,172	$9,368
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.55%	1.48%	1.45%	1.32%
Portfolio Turnover Rate[2]	14%	15%	15%	11%	32%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$177.51	$162.03	$166.65	$148.37	$111.08
Investment Operations
Net Investment Income	2.856[1]	2.564	2.461	2.210	1.726
Net Realized and Unrealized Gain (Loss)
on Investments	31.179	15.524	(4.657)	18.256	37.343
Total from Investment Operations	34.035	18.088	(2.196)	20.466	39.069
Distributions
Dividends from Net Investment Income	(2.855)	(2.608)	(2.424)	(2.186)	(1.779)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.855)	(2.608)	(2.424)	(2.186)	(1.779)
Net Asset Value, End of Period	$208.69	$177.51	$162.03	$166.65	$148.37

Total Return	19.28%	11.24%	-1.30%	13.79%	35.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,749	$11,415	$11,260	$11,144	$8,468
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.56%	1.50%	1.47%	1.34%
Portfolio Turnover Rate[2]	14%	15%	15%	11%	32%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

Mid-Cap Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $5,190,000, representing 0.01% of the fund’s net assets and 2.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	94,477,282	—	—
Temporary Cash Investments	399,692	11,979	—
Futures Contracts—Liabilities[1]	(1,600)	—	—
Total	94,875,374	11,979	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $2,770,245,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $9,821,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $3,437,989,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $3,143,021,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $67,207,433,000. Net unrealized appreciation of investment securities for tax purposes was $27,681,520,000, consisting of unrealized gains of $29,407,673,000 on securities that had risen in value since their purchase and $1,726,153,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $21,643,915,000 of investment securities and sold $17,259,800,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,558,728,000 and $5,213,929,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $655,963,000 and $2,919,879,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

F. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	591,922	15,227	616,167	18,330
Issued in Lieu of Cash Distributions	52,012	1,309	54,065	1,566
Redeemed	(1,407,311)	(35,892)	(1,039,446)	(30,976)
Net Increase (Decrease)—Investor Shares	(763,377)	(19,356)	(369,214)	(11,080)
ETF Shares
Issued	7,088,373	49,186	7,988,239	63,350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,808,144)	(33,100)	(5,709,257)	(45,725)
Net Increase (Decrease)—ETF Shares	2,280,229	16,086	2,278,982	17,625
Admiral Shares
Issued	7,466,229	42,217	6,296,858	41,232
Issued in Lieu of Cash Distributions	445,641	2,467	374,691	2,389
Redeemed	(5,459,211)	(30,687)	(4,407,419)	(28,904)
Net Increase (Decrease) —Admiral Shares	2,452,659	13,997	2,264,130	14,717
Institutional Shares
Issued	3,757,479	96,177	3,101,714	91,389
Issued in Lieu of Cash Distributions	225,430	5,650	191,284	5,520
Redeemed	(2,941,961)	(75,169)	(2,258,767)	(66,693)
Net Increase (Decrease)—Institutional Shares	1,040,948	26,658	1,034,231	30,216
Institutional Plus Shares
Issued	1,279,307	6,695	804,938	4,863
Issued in Lieu of Cash Distributions	173,883	885	164,477	965
Redeemed	(2,080,691)	(10,791)	(1,830,034)	(11,020)
Net Increase (Decrease)—
Institutional Plus Shares	(627,501)	(3,211)	(860,619)	(5,192)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	0.69%	0.81%	0.81%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	156	156	3,775
Median Market Cap	$14.6B	$14.6B	$66.8B
Price/Earnings Ratio	32.6x	32.6x	22.8x
Price/Book Ratio	4.3x	4.3x	3.0x
Return on Equity	15.0%	15.0%	15.1%
Earnings Growth Rate	13.7%	13.7%	9.9%
Dividend Yield	0.8%	0.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	23%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.02
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fiserv Inc.	Financial
	Administration	1.5%
Amphenol Corp.	Electrical
	Components &
	Equipment	1.5
Roper Technologies Inc.	Electronic Equipment	1.5
Dollar Tree Inc.	Specialty Retailers	1.3
Moody's Corp.	Specialty Finance	1.3
Edwards Lifesciences
Corp.	Medical Supplies	1.3
Digital Realty Trust Inc.	Industrial & Office
	REITs	1.3
Autodesk Inc.	Software	1.3
ServiceNow Inc.	Computer Services	1.3
Concho Resources Inc.	Exploration &
	Production	1.2
Top Ten		13.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for
Admiral Shares.

Mid-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.0%	1.0%	2.7%
Consumer Goods	7.3	7.3	9.0
Consumer Services	10.2	10.2	12.8
Financials	19.9	19.9	20.5
Health Care	11.7	11.7	12.5
Industrials	25.4	25.4	13.2
Oil & Gas	4.6	4.6	5.7
Technology	19.5	19.5	18.7
Telecommunications	0.4	0.4	1.9
Utilities	0.0	0.0	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Growth Index Fund*Investor
	Shares	21.72%	13.94%	7.60%	$20,799
• • • • • • • •	Spliced Mid-Cap Growth Index	21.92	14.11	7.79	21,166
– – – –	Mid-Cap Growth Funds Average	24.33	13.41	7.14	19,938
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	21.83%	14.08%	7.74%	$21,079
Spliced Mid-Cap Growth Index	21.92	14.11	7.79	21,166
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	21.83%	14.08%	14.30%	$23,090
Spliced Mid-Cap Growth Index	21.92	14.11	14.34	23,142
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	16.32	25,768
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund ETF Shares Market
Price	21.82%	93.22%	110.86%
Mid-Cap Growth Index Fund ETF Shares Net Asset
Value	21.83	93.23	110.79
Spliced Mid-Cap Growth Index	21.92	93.45	111.66

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (1.0%)
*	Axalta Coating Systems
	Ltd.	1,377,402	44,572
	FMC Corp.	421,665	39,915
	CF Industries Holdings
	Inc.	732,623	31,166
			115,653
Consumer Goods (7.2%)
*	Mohawk Industries Inc.	396,689	109,447
	Church & Dwight Co.
	Inc.	1,569,124	78,723
*	NVR Inc.	22,308	78,261
	McCormick & Co. Inc.	751,853	76,621
*	LKQ Corp.	1,842,980	74,954
	Snap-on Inc.	357,970	62,394
	Hormel Foods Corp.	1,656,759	60,289
*	WABCO Holdings Inc.	336,944	48,351
*	Lululemon Athletica Inc.	591,895	46,517
	Polaris Industries Inc.	373,254	46,280
	Tapestry Inc.	893,238	39,508
*	Take-Two Interactive
	Software Inc.	358,330	39,338
	Hanesbrands Inc.	1,145,180	23,946
*,^	Under Armour Inc.
	Class A	1,161,983	16,767
*,^	Under Armour Inc.	1,186,676	15,807
			817,203
Consumer Services (10.2%)
*	Dollar Tree Inc.	1,414,667	151,808
	MGM Resorts
	International	3,200,677	106,871
	Ross Stores Inc.	1,210,873	97,172
	Expedia Inc.	788,329	94,418
*	Ulta Beauty Inc.	366,590	81,991
*	CarMax Inc.	1,145,177	73,440
	Wyndham Worldwide
	Corp.	604,528	70,047

*	Norwegian Cruise Line
	Holdings Ltd.	1,148,794	61,173
	Tractor Supply Co.	788,851	58,967
	Alaska Air Group Inc.	772,840	56,811
*	Chipotle Mexican Grill
	Inc. Class A	177,369	51,265
	FactSet Research
	Systems Inc.	245,713	47,364
	Scripps Networks
	Interactive Inc. Class A	543,121	46,372
	Wynn Resorts Ltd.	258,339	43,553
	Tiffany & Co.	371,552	38,623
	Domino’s Pizza Inc.	137,367	25,957
*	Hyatt Hotels Corp.
	Class A	268,288	19,730
*	TripAdvisor Inc.	336,651	11,601
*	Altice USA Inc. Class A	349,123	7,412
			1,144,575
Financials (19.8%)
	Moody’s Corp.	1,019,516	150,491
	Digital Realty Trust Inc.	1,290,501	146,988
*	SBA Communications
	Corp. Class A	738,084	120,573
	Realty Income Corp.	1,768,990	100,868
	Essex Property Trust Inc.	414,730	100,103
*	IHS Markit Ltd.	2,127,917	96,075
	Equifax Inc.	754,189	88,934
	Cboe Global Markets Inc.	712,709	88,796
	First Republic Bank	1,008,576	87,383
	Vornado Realty Trust	1,073,386	83,917
*	E*TRADE Financial Corp.	1,692,848	83,914
*	CBRE Group Inc.
	Class A	1,917,653	83,054
	Alexandria Real Estate
	Equities Inc.	601,169	78,507
*	SVB Financial Group	331,286	77,445
	AvalonBay Communities
	Inc.	433,581	77,355

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Arthur J Gallagher & Co.	1,134,942	71,819
	Mid-America Apartment
	Communities Inc.	713,063	71,706
	MSCI Inc. Class A	565,327	71,536
	Regency Centers Corp.	960,889	66,474
	Extra Space Storage Inc.	751,727	65,739
	SEI Investments Co.	889,466	63,917
	Iron Mountain Inc.	1,681,508	63,443
	SL Green Realty Corp.	617,197	62,294
	Federal Realty
	Investment Trust	455,538	60,500
*	Markel Corp.	41,455	47,223
	Invitation Homes Inc.	1,790,661	42,206
*	Black Knight Inc.	712,700	31,466
*	Liberty Broadband Corp.	335,966	28,611
	Brixmor Property
	Group Inc.	957,647	17,870
*	Liberty Broadband
	Corp. Class A	79,089	6,727
			2,235,934
Health Care (11.7%)
*	Edwards Lifesciences
	Corp.	1,328,330	149,716
*	Incyte Corp.	1,126,285	106,671
*	Centene Corp.	1,029,227	103,828
*	Align Technology Inc.	453,244	100,706
*	BioMarin
	Pharmaceutical Inc.	1,102,745	98,332
*	IQVIA Holdings Inc.	983,568	96,291
	Dentsply Sirona Inc.	1,441,611	94,901
*	Waters Corp.	474,561	91,681
*	IDEXX Laboratories Inc.	547,786	85,663
	ResMed Inc.	890,671	75,431
	Cooper Cos. Inc.	307,152	66,922
*	Varian Medical
	Systems Inc.	576,275	64,053
*	Alkermes plc	965,421	52,838
*	Jazz Pharmaceuticals
	plc	357,623	48,154
*	Alnylam
	Pharmaceuticals Inc.	280,293	35,611
	Teleflex Inc.	141,451	35,196
*	Seattle Genetics Inc.	294,006	15,729
			1,321,723
Industrials (25.4%)
*	Fiserv Inc.	1,308,200	171,544
	Amphenol Corp.
	Class A	1,916,340	168,255
	Roper Technologies Inc.	642,419	166,387
	Rockwell Collins Inc.	1,022,778	138,709
	Waste Connections Inc.	1,654,217	117,350
*	FleetCor Technologies
	Inc.	562,514	108,245
	Vulcan Materials Co.	830,490	106,610

	AMETEK Inc.	1,450,388	105,110
	Global Payments Inc.	999,026	100,142
*	Mettler-Toledo
	International Inc.	160,567	99,474
	Fastenal Co.	1,804,130	98,668
*	Verisk Analytics Inc.
	Class A	981,999	94,272
	Martin Marietta
	Materials Inc.	394,792	87,265
	Masco Corp.	1,974,880	86,776
	Cintas Corp.	534,202	83,245
	Total System
	Services Inc.	1,039,172	82,188
	TransDigm Group Inc.	293,740	80,667
*	Vantiv Inc. Class A	1,020,763	75,077
	Alliance Data Systems
	Corp.	295,031	74,784
	Expeditors International
	of Washington Inc.	1,115,510	72,162
	Kansas City Southern	650,338	68,429
	Fortune Brands Home
	& Security Inc.	952,727	65,205
*	Trimble Inc.	1,579,938	64,209
	JB Hunt Transport
	Services Inc.	551,443	63,405
*	Sensata Technologies
	Holding NV	1,075,665	54,977
	Acuity Brands Inc.	264,722	46,591
*	United Rentals Inc.	265,660	45,670
^	Wabtec Corp.	542,588	44,183
	Robert Half
	International Inc.	747,920	41,540
	CH Robinson
	Worldwide Inc.	437,887	39,011
	Xylem Inc.	564,034	38,467
	Packaging Corp.
	of America	296,353	35,725
*	CoStar Group Inc.	113,538	33,715
	Macquarie
	Infrastructure Corp.	504,648	32,398
	Cognex Corp.	516,659	31,599
*	IPG Photonics Corp.	109,453	23,437
*	Stericycle Inc.	268,172	18,233
			2,863,724
Oil & Gas (4.6%)
*	Concho Resources Inc.	933,722	140,264
	EQT Corp.	1,618,655	92,134
	Cabot Oil & Gas Corp.	2,903,859	83,050
	Cimarex Energy Co.	597,943	72,955
*	Cheniere Energy Inc.	1,268,684	68,306
	Targa Resources Corp.	677,310	32,795
*	Antero Resources Corp.	1,387,979	26,372
			515,876

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
Technology (19.4%)
*	Autodesk Inc.	1,376,880	144,338
*	ServiceNow Inc.	1,084,582	141,419
*	Cerner Corp.	1,982,155	133,577
*	Red Hat Inc.	1,111,094	133,442
	Microchip Technology
	Inc.	1,468,475	129,050
	Skyworks Solutions Inc.	1,150,750	109,264
	Harris Corp.	748,476	106,022
*	Twitter Inc.	3,966,427	95,234
	Lam Research Corp.	508,670	93,631
*	Workday Inc. Class A	860,662	87,564
*	Palo Alto Networks Inc.	548,134	79,447
*	Citrix Systems Inc.	898,888	79,102
*	ANSYS Inc.	533,038	78,671
*	Cadence Design
	Systems Inc.	1,773,097	74,151
*	Splunk Inc.	878,958	72,813
*	Arista Networks Inc.	298,496	70,320
*	Gartner Inc.	540,458	66,557
*	Akamai Technologies
	Inc.	1,009,497	65,658
	CDK Global Inc.	863,318	61,537
*	VeriSign Inc.	526,136	60,211
*	Square Inc.	1,604,715	55,635
*	Qorvo Inc.	798,775	53,198
	Xilinx Inc.	788,279	53,146
	KLA-Tencor Corp.	492,271	51,723
*	F5 Networks Inc.	393,135	51,587
	LogMeIn Inc.	330,558	37,849
*	Premier Inc. Class A	179,768	5,247
			2,190,393
Telecommunications (0.4%)
*	Zayo Group Holdings Inc.	1,243,026	45,743
Total Common Stocks
(Cost $8,758,962)			11,250,824
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund, 1.458%	399,039	39,908

	Face	Market
	Amount	Value •
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
United States Cash
Management Bill,
1.048%, 1/2/18	2,000	2,000
United States Treasury Bill,
1.398%, 5/3/18	100	99
4 United States Treasury Bill,
1.446%, 5/31/18	1,550	1,541
		3,640
Total Temporary Cash Investments
(Cost $43,547)		43,548
Total Investments (100.1%)
(Cost $8,802,509)		11,294,372

		Amount
		($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard		626
Receivables for Investment
Securities Sold		149,591
Receivables for Accrued Income		7,917
Receivables for Capital Shares Issued		13,914
Total Other Assets		172,048
Liabilities
Payables for Investment Securities
Purchased		(160,373)
Collateral for Securities on Loan		(7,312)
Payables for Capital Shares Redeemed		(10,881)
Payables to Vanguard		(3,413)
Variation Margin Payable –
Futures Contracts		(162)
Other Liabilities		(207)
Total Liabilities		(182,348)
Net Assets (100%)		11,284,072

Mid-Cap Growth Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	9,427,467
Overdistributed Net Investment Income	(2,792)
Accumulated Net Realized Losses	(632,635)
Unrealized Appreciation (Depreciation)
Investment Securities	2,491,863
Futures Contracts	169
Net Assets	11,284,072

Investor Shares—Net Assets
Applicable to 9,849,687 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	494,506
Net Asset Value Per Share—
Investor Shares	$50.21

ETF Shares—Net Assets
Applicable to 40,181,170 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,130,093
Net Asset Value Per Share—
ETF Shares	$127.67

Amount
($000)
Admiral Shares—Net Assets
Applicable to 102,973,945 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,659,473
Net Asset Value Per Share—
Admiral Shares	$54.96

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $6,552,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $7,312,000 of collateral received for securities
on loan.
4 Securities with a value of $1,093,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2018	98	18,644	82
E-mini S&P 500 Index	March 2018	100	13,380	87
				169

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends	83,280
Interest[1]	366
Securities Lending—Net	764
Total Income	84,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,369
Management and Administrative—Investor Shares	654
Management and Administrative—ETF Shares	1,267
Management and Administrative—Admiral Shares	1,543
Marketing and Distribution—Investor Shares	98
Marketing and Distribution—ETF Shares	196
Marketing and Distribution—Admiral Shares	424
Custodian Fees	63
Auditing Fees	38
Shareholders’ Reports and Proxy—Investor Shares	62
Shareholders’ Reports and Proxy—ETF Shares	541
Shareholders’ Reports and Proxy—Admiral Shares	227
Trustees’ Fees and Expenses	8
Total Expenses	7,490
Net Investment Income	76,920
Realized Net Gain (Loss)
Investment Securities Sold[1]	193,599
Futures Contracts	3,400
Realized Net Gain (Loss)	196,999
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,618,003
Futures Contracts	422
Change in Unrealized Appreciation (Depreciation)	1,618,425
Net Increase (Decrease) in Net Assets Resulting from Operations	1,892,344
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $349,000, $1,000, and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,920	62,533
Realized Net Gain (Loss)	196,999	162,893
Change in Unrealized Appreciation (Depreciation)	1,618,425	259,154
Net Increase (Decrease) in Net Assets Resulting from Operations	1,892,344	484,580
Distributions
Net Investment Income
Investor Shares	(3,236)	(3,384)
ETF Shares	(35,438)	(28,444)
Admiral Shares	(38,832)	(30,635)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(77,506)	(62,463)
Capital Share Transactions
Investor Shares	(58,359)	(107,077)
ETF Shares	734,241	91,799
Admiral Shares	833,930	389,750
Net Increase (Decrease) from Capital Share Transactions	1,509,812	374,472
Total Increase (Decrease)	3,324,650	796,589
Net Assets
Beginning of Period	7,959,422	7,162,833
End of Period[1]	11,284,072	7,959,422
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,792,000) and ($2,206,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.52	$39.22	$39.94	$35.46	$26.99
Investment Operations
Net Investment Income	. 304[1]	.290	.268	.258	.169
Net Realized and Unrealized Gain (Loss)
on Investments	8.692	2.299	(.719)	4.476	8.470
Total from Investment Operations	8.996	2.589	(.451)	4.734	8.639
Distributions
Dividends from Net Investment Income	(.306)	(.289)	(.269)	(.254)	(.169)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.306)	(.289)	(.269)	(.254)	(.169)
Net Asset Value, End of Period	$50.21	$41.52	$39.22	$39.94	$35.46

Total Return[2]	21.72%	6.62%	-1.13%	13.35%	32.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$495	$460	$542	$562	$595
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.67%	0.74%	0.70%	0.79%	0.57%
Portfolio Turnover Rate [3]	23%	21%	23%	17%	64%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$105.60	$99.75	$101.57	$90.20	$68.64
Investment Operations
Net Investment Income	. 932[1]	.863	.805	.816	.556
Net Realized and Unrealized Gain (Loss)
on Investments	22.058	5.848	(1.815)	11.359	21.558
Total from Investment Operations	22.990	6.711	(1.010)	12.175	22.114
Distributions
Dividends from Net Investment Income	(.920)	(.861)	(.810)	(.805)	(.554)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.920)	(.861)	(.810)	(.805)	(.554)
Net Asset Value, End of Period	$127.67	$105.60	$99.75	$101.57	$90.20

Total Return	21.83%	6.75%	-1.00%	13.49%	32.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,130	$3,576	$3,302	$2,716	$1,896
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.79%	0.86%	0.82%	0.93%	0.72%
Portfolio Turnover Rate[2]	23%	21%	23%	17%	64%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$45.46	$42.94	$43.72	$38.83	$29.55
Investment Operations
Net Investment Income	. 400[1]	.370	.349	.350	.239
Net Realized and Unrealized Gain (Loss)
on Investments	9.496	2.519	(.777)	4.886	9.279
Total from Investment Operations	9.896	2.889	(.428)	5.236	9.518
Distributions
Dividends from Net Investment Income	(.396)	(.369)	(.352)	(.346)	(.238)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.396)	(.369)	(.352)	(.346)	(.238)
Net Asset Value, End of Period	$54.96	$45.46	$42.94	$43.72	$38.83

Total Return[2]	21.83%	6.75%	-0.98%	13.48%	32.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,659	$3,923	$3,319	$2,264	$1,566
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.79%	0.86%	0.82%	0.93%	0.72%
Portfolio Turnover Rate [3]	23%	21%	23%	17%	64%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $626,000, representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,250,824	—	—
Temporary Cash Investments	39,908	3,640	—
Futures Contracts—Liabilities[1]	(162)	—	—
Total	11,290,570	3,640	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $345,993,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $202,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $613,501,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $540,287,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $8,821,475,000. Net unrealized appreciation of investment securities for tax purposes was $2,472,897,000, consisting of unrealized gains of $2,673,340,000 on securities that had risen in value since their purchase and $200,443,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $4,552,216,000 of investment securities and sold $3,043,236,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,414,779,000 and $762,834,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $402,205,000 and $768,494,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	144,647	3,165	113,566	2,863
Issued in Lieu of Cash Distributions	3,117	66	3,280	81
Redeemed	(206,123)	(4,466)	(223,923)	(5,676)
Net Increase (Decrease)—Investor Shares	(58,359)	(1,235)	(107,077)	(2,732)
ETF Shares
Issued	1,524,417	12,818	861,826	8,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(790,176)	(6,500)	(770,027)	(7,525)
Net Increase (Decrease)—ETF Shares	734,241	6,318	91,799	761
Admiral Shares
Issued	1,742,853	34,515	1,261,332	29,101
Issued in Lieu of Cash Distributions	35,702	692	28,189	633
Redeemed	(944,625)	(18,543)	(899,771)	(20,724)
Net Increase (Decrease)—Admiral Shares	833,930	16,664	389,750	9,010

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	1.94%	2.06%	2.06%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	206	199	3,775
Median Market Cap	$13.5B	$13.5B	$66.8B
Price/Earnings Ratio	19.5x	19.5x	22.8x
Price/Book Ratio	2.1x	2.1x	3.0x
Return on Equity	10.6%	10.6%	15.1%
Earnings Growth Rate	8.2%	8.2%	9.9%
Dividend Yield	2.1%	2.1%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	17%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
	CRSP US	DJ
	Mid Cap	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Freeport-McMoRan Inc.	Nonferrous Metals	1.3%
Western Digital Corp.	Computer Hardware	1.1
M&T Bank Corp.	Banks	1.1
KeyCorp	Banks	1.0
WEC Energy Group Inc.	Multiutilities	1.0
Citizens Financial Group
Inc.	Banks	1.0
ONEOK Inc.	Gas Distribution	1.0
Royal Caribbean Cruises
Ltd.	Recreational Services	1.0
Principal Financial Group
Inc.	Life Insurance	1.0
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
Top Ten		10.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for
Admiral Shares.

Mid-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.6%	7.6%	2.7%
Consumer Goods	15.3	15.3	9.0
Consumer Services	10.8	10.8	12.8
Financials	26.4	26.4	20.5
Health Care	4.0	4.0	12.5
Industrials	10.5	10.5	13.2
Oil & Gas	5.7	5.7	5.7
Technology	9.1	9.1	18.7
Telecommunications	0.8	0.8	1.9
Utilities	9.8	9.8	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Value Index Fund*Investor
	Shares	16.91%	15.61%	9.71%	$25,273
• • • • • • • •	Spliced Mid-Cap Value Index	17.12	15.83	9.93	25,776
– – – –	Mid-Cap Value Funds Average	12.41	13.47	7.92	21,429
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	17.05%	15.76%	9.86%	$25,609
Spliced Mid-Cap Value Index	17.12	15.83	9.93	25,776
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	17.04%	15.76%	16.74%	$26,357
Spliced Mid-Cap Value Index	17.12	15.83	16.81	26,455
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	16.32	25,768
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund ETF Shares Market
Price	17.05%	107.91%	156.59%
Mid-Cap Value Index Fund ETF Shares Net Asset
Value	17.05	107.87	156.09
Spliced Mid-Cap Value Index	17.12	108.50	157.76

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (7.6%)
*	Freeport-McMoRan Inc.	11,396,286	216,074
	Newmont Mining Corp.	4,421,255	165,886
	Celanese Corp. Class A	1,124,519	120,414
	Albemarle Corp.	916,001	117,147
	Arconic Inc.	3,991,058	108,756
	International Flavors
	& Fragrances Inc.	653,976	99,803
	Eastman Chemical Co.	1,071,762	99,288
	Avery Dennison Corp.	730,068	83,856
	Mosaic Co.	2,906,910	74,591
	FMC Corp.	556,743	52,701
	Reliance Steel &
	Aluminum Co.	574,707	49,304
	CF Industries
	Holdings Inc.	966,072	41,097
*	Alcoa Corp.	728,391	39,238
	Westlake Chemical Corp.	321,584	34,258
	WR Grace & Co.	183	13
			1,302,426
Consumer Goods (15.3%)
	Clorox Co.	1,068,699	158,958
	DR Horton Inc.	2,952,499	150,784
	Dr Pepper Snapple
	Group Inc.	1,496,155	145,217
	Conagra Brands Inc.	3,385,083	127,516
	Newell Brands Inc.	4,061,577	125,503
	Molson Coors
	Brewing Co. Class B	1,456,147	119,506
	JM Smucker Co.	893,701	111,033
	Genuine Parts Co.	1,153,496	109,594
	Lennar Corp. Class A	1,699,031	107,447
	Whirlpool Corp.	595,370	100,403
	Tyson Foods Inc.
	Class A	1,233,156	99,972
	Lear Corp.	559,889	98,910
*	Aptiv plc	1,101,594	93,448
	BorgWarner Inc.	1,747,263	89,268

	PVH Corp.	641,786	88,059
	Hasbro Inc.	929,215	84,456
	Bunge Ltd.	1,166,537	78,251
*	Michael Kors
	Holdings Ltd.	1,196,254	75,304
	Coty Inc. Class A	3,723,909	74,069
	PulteGroup Inc.	2,191,594	72,870
	Harley-Davidson Inc.	1,393,929	70,923
	Leucadia National Corp.	2,656,044	70,359
	Lamb Weston
	Holdings Inc.	1,211,125	68,368
	Tapestry Inc.	1,179,996	52,191
	Ralph Lauren
	Corp. Class A	459,801	47,677
^	Mattel Inc.	2,850,634	43,843
	Ingredion Inc.	298,078	41,671
	Campbell Soup Co.	807,965	38,871
	Goodyear Tire
	& Rubber Co.	1,020,458	32,971
	Hanesbrands Inc.	1,509,428	31,562
*	Pilgrim’s Pride Corp.	415,214	12,897
	Lennar Corp. Class B	114,136	5,899
			2,627,800
Consumer Services (10.8%)
	Royal Caribbean
	Cruises Ltd.	1,419,617	169,332
	Best Buy Co. Inc.	2,107,428	144,296
	L Brands Inc.	1,999,376	120,402
	Nielsen Holdings plc	2,953,666	107,513
	Darden Restaurants Inc.	1,024,849	98,406
	Viacom Inc. Class B	2,910,959	89,687
*	Liberty Interactive
	Corp. QVC Group
	Class A	3,635,404	88,777
	Aramark	2,031,175	86,812
*	AutoZone Inc.	113,996	81,093
	Kohl’s Corp.	1,395,994	75,705
*	United Continental
	Holdings Inc.	1,070,899	72,179
	Gap Inc.	2,093,459	71,303

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Interpublic Group
	of Cos. Inc.	3,219,135	64,898
	Macy’s Inc.	2,524,179	63,584
	AmerisourceBergen
	Corp. Class A	677,741	62,230
	News Corp. Class A	3,799,451	61,589
	Advance Auto Parts Inc.	581,913	58,011
	Wynn Resorts Ltd.	340,773	57,451
*	Liberty Media
	Corp-Liberty
	SiriusXM Class C	1,385,497	54,949
	Tiffany & Co.	490,577	50,995
	Nordstrom Inc.	967,691	45,849
*	Discovery
	Communications Inc.	1,712,446	36,252
*	Discovery
	Communications Inc.
	Class A	1,289,365	28,856
*	Liberty Media
	Corp-Liberty
	SiriusXM Class A	685,957	27,205
	H&R Block Inc.	868,077	22,761
	News Corp. Class B	378,120	6,277
^	Viacom Inc. Class A	93,027	3,247
	Foot Locker Inc.	357	17
	Bed Bath & Beyond Inc.	377	8
			1,849,684
Financials (26.3%)
	M&T Bank Corp.	1,122,460	191,929
	KeyCorp	8,910,798	179,731
	Citizens Financial
	Group Inc.	4,077,195	171,161
	Principal Financial
	Group Inc.	2,393,036	168,853
	Hartford Financial
	Services Group Inc.	2,956,933	166,416
	Regions Financial Corp.	9,613,546	166,122
	Willis Towers
	Watson plc	1,094,080	164,867
	Lincoln National Corp.	1,813,048	139,369
	Huntington
	Bancshares Inc.	8,955,564	130,393
	Comerica Inc.	1,441,530	125,139
	Invesco Ltd.	3,373,933	123,284
	Host Hotels &
	Resorts Inc.	6,131,763	121,715
	Annaly Capital
	Management Inc.	9,605,630	114,211
	Ally Financial Inc.	3,662,342	106,794
	Unum Group	1,858,859	102,033
	HCP Inc.	3,886,185	101,352
	Cincinnati Financial
	Corp.	1,292,495	96,898
	Raymond James
	Financial Inc.	1,077,223	96,196

	Affiliated Managers
	Group Inc.	460,933	94,606
*	Arch Capital Group Ltd.	1,030,137	93,506
	UDR Inc.	2,219,761	85,505
	FNF Group	2,146,992	84,248
	Zions Bancorporation	1,656,081	84,179
	Reinsurance Group of
	America Inc. Class A	533,972	83,262
	Torchmark Corp.	909,420	82,493
	Duke Realty Corp.	2,952,368	80,334
	Macerich Co.	1,167,748	76,698
	Everest Re Group Ltd.	340,688	75,381
	XL Group Ltd.	2,120,332	74,551
	Nasdaq Inc.	963,645	74,037
	Voya Financial Inc.	1,488,584	73,640
	Western Union Co.	3,803,330	72,301
*	Alleghany Corp.	121,087	72,179
	Camden Property Trust	768,429	70,742
	AGNC Investment Corp.	3,241,856	65,453
	VEREIT Inc.	8,070,548	62,870
*	Markel Corp.	54,710	62,322
	Kimco Realty Corp.	3,351,620	60,832
	Lazard Ltd. Class A	1,075,781	56,478
	Jones Lang LaSalle Inc.	376,065	56,007
	WR Berkley Corp.	756,753	54,221
	People’s United
	Financial Inc.	2,872,948	53,724
	CIT Group Inc.	1,088,336	53,579
	New York Community
	Bancorp Inc.	3,853,761	50,176
*	Athene Holding Ltd.
	Class A	945,772	48,906
*	Brighthouse Financial Inc.	795,111	46,625
*	Liberty Broadband Corp.	444,178	37,826
	Brixmor Property
	Group Inc.	1,265,278	23,610
	Assurant Inc.	223,491	22,537
	Axis Capital Holdings
	Ltd.	345,942	17,387
*	Liberty Broadband
	Corp. Class A	104,387	8,878
	Iron Mountain Inc.	414	16
			4,525,572
Health Care (4.0%)
*	Laboratory Corp. of
	America Holdings	843,704	134,579
	Quest Diagnostics Inc.	1,130,104	111,304
*	Hologic Inc.	2,284,043	97,643
	Perrigo Co. plc	1,051,087	91,613
*	Henry Schein Inc.	1,300,740	90,895
	Universal Health
	Services Inc. Class B	725,627	82,250
*	DaVita Inc.	1,138,363	82,247
			690,531

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
Industrials (10.5%)
	WestRock Co.	2,109,889	133,366
	Dover Corp.	1,290,889	130,367
	L3 Technologies Inc.	647,280	128,064
	Textron Inc.	1,964,504	111,171
	Ball Corp.	2,902,462	109,858
	WW Grainger Inc.	448,414	105,938
	Pentair plc	1,354,171	95,632
	Owens Corning	922,385	84,804
	Sealed Air Corp.	1,493,883	73,648
	ManpowerGroup Inc.	548,934	69,226
	Jacobs Engineering
	Group Inc.	998,072	65,833
*	First Data Corp. Class A	3,782,335	63,203
*	Crown Holdings Inc.	1,113,043	62,609
	Hubbell Inc. Class B	453,322	61,353
*	United Rentals Inc.	350,453	60,246
	Fluor Corp.	1,159,190	59,872
*	Arrow Electronics Inc.	729,138	58,630
	Xerox Corp.	2,004,127	58,420
	CH Robinson
	Worldwide Inc.	578,157	51,508
	Xylem Inc.	743,160	50,684
	Allison Transmission
	Holdings Inc.	1,117,615	48,136
	Huntington Ingalls
	Industries Inc.	187,246	44,134
	FLIR Systems Inc.	574,659	26,791
*	Stericycle Inc.	354,156	24,079
	Flowserve Corp.	542,308	22,847
	Rockwell Collins Inc.	443	60
			1,800,479
Oil & Gas (5.6%)
	Andeavor	1,227,989	140,408
	Marathon Oil Corp.	7,044,551	119,264
	Hess Corp.	2,500,961	118,720
	Noble Energy Inc.	4,034,804	117,574
	National Oilwell
	Varco Inc.	3,148,087	113,394
	Baker Hughes a GE Co.	3,547,781	112,252
	Devon Energy Corp.	2,066,466	85,552
	OGE Energy Corp.	1,655,584	54,485
*	Continental
	Resources Inc.	778,151	41,219
	HollyFrontier Corp.	736,094	37,703
	Helmerich & Payne Inc.	405,783	26,230
			966,801
Other (0.0%)[2]
*,3	Safeway Inc. CVR (Casa
	Ley) Exp. 01/30/2018	1,233	—
*,3	Safeway Inc. CVR
	(PDC) Exp. 01/30/2019	1,233	—
			—

Technology (9.1%)
Western Digital Corp.	2,451,328	194,954
Symantec Corp.	5,138,170	144,177
* Dell Technologies Inc.
Class V	1,683,587	136,842
NetApp Inc.	2,235,523	123,669
Maxim Integrated
Products Inc.	2,333,606	122,001
Motorola Solutions Inc.	1,342,954	121,322
* Synopsys Inc.	1,244,253	106,060
Seagate Technology plc	2,396,767	100,281
Juniper Networks Inc.	3,107,363	88,560
CA Inc.	2,599,686	86,518
*,^ Advanced Micro
Devices Inc.	7,600,340	78,132
Xilinx Inc.	1,040,408	70,144
Marvell Technology
Group Ltd.	3,255,536	69,896
KLA-Tencor Corp.	648,987	68,189
Garmin Ltd.	778,197	46,357
		1,557,102
Telecommunications (0.8%)
CenturyLink Inc.	7,972,865	132,988

Utilities (9.8%)
WEC Energy Group Inc.	2,615,790	173,767
ONEOK Inc.	3,177,518	169,838
Eversource Energy	2,626,781	165,960
DTE Energy Co.	1,486,914	162,758
American Water
Works Co. Inc.	1,477,406	135,168
Entergy Corp.	1,494,116	121,606
Ameren Corp.	2,010,197	118,582
CMS Energy Corp.	2,339,408	110,654
CenterPoint Energy Inc.	3,570,569	101,261
Alliant Energy Corp.	1,917,306	81,696
Pinnacle West
Capital Corp.	925,033	78,794
NiSource Inc.	2,789,031	71,595
AES Corp.	5,472,865	59,271
FirstEnergy Corp.	1,843,591	56,451
SCANA Corp.	1,124,325	44,726
Avangrid Inc.	513,287	25,962
		1,678,089
Total Common Stocks
(Cost $13,667,269)		17,131,472
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity
Fund, 1.458%	448,958	44,900

Mid-Cap Value Index Fund

	Face	Market
	Amount	Value •
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
United States Cash
Management Bill,
1.028% – 1.048%, 1/2/18	7,000	7,000
United States Treasury
Bill, 1.398%, 5/3/18	100	99
6 United States Treasury
Bill, 1.446%, 5/31/18	1,675	1,665
		8,764
Total Temporary Cash Investments
(Cost $53,662)		53,664
Total Investments (100.1%)
(Cost $13,720,931)		17,185,136

		Amount
		($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard		928
Receivables for Accrued Income		26,968
Receivables for Capital Shares Issued		23,382
Total Other Assets		51,278
Liabilities
Payables for Investment Securities
Purchased		(26,562)
Collateral for Securities on Loan		(18,779)
Payables for Capital Shares Redeemed		(16,018)
Payables to Vanguard		(3,973)
Variation Margin Payable –
Futures Contracts		(182)
Other Liabilities		(53)
Total Liabilities		(65,567)
Net Assets (100%)		17,170,847

At December 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		14,351,712
Overdistributed Net Investment Income		(689)
Accumulated Net Realized Losses		(644,535)
Unrealized Appreciation (Depreciation)
Investment Securities		3,464,205
Futures Contracts		154
Net Assets		17,170,847

Amount
($000)
Investor Shares—Net Assets
Applicable to 15,545,077 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	682,231
Net Asset Value Per Share—
Investor Shares	$43.89

ETF Shares—Net Assets
Applicable to 74,948,413 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,354,828
Net Asset Value Per Share—
ETF Shares	$111.47

Admiral Shares—Net Assets
Applicable to 140,859,002 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,133,788
Net Asset Value Per Share—
Admiral Shares	$57.74

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $17,673,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable
inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
5 Includes $18,779,000 of collateral received for securities on loan.
6 Securities with a value of $1,168,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2018	115	21,878	96
E-mini S&P 500 Index	March 2018	100	13,380	58
				154

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends	319,634
Interest[1]	376
Securities Lending—Net	249
Total Income	320,259
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,661
Management and Administrative—Investor Shares	965
Management and Administrative—ETF Shares	2,354
Management and Administrative—Admiral Shares	2,698
Marketing and Distribution—Investor Shares	147
Marketing and Distribution—ETF Shares	422
Marketing and Distribution—Admiral Shares	612
Custodian Fees	122
Auditing Fees	40
Shareholders’ Reports and Proxy—Investor Shares	67
Shareholders’ Reports and Proxy—ETF Shares	1,024
Shareholders’ Reports and Proxy—Admiral Shares	299
Trustees’ Fees and Expenses	12
Total Expenses	11,423
Net Investment Income	308,836
Realized Net Gain (Loss)
Investment Securities Sold[1]	331,542
Futures Contracts	5,381
Realized Net Gain (Loss)	336,923
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,761,132
Futures Contracts	403
Change in Unrealized Appreciation (Depreciation)	1,761,535
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,294
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $340,000, ($5,000), and 2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,836	223,403
Realized Net Gain (Loss)	336,923	347,074
Change in Unrealized Appreciation (Depreciation)	1,761,535	992,104
Net Increase (Decrease) in Net Assets Resulting from Operations	2,407,294	1,562,581
Distributions
Net Investment Income
Investor Shares	(12,688)	(11,952)
ETF Shares	(151,423)	(112,242)
Admiral Shares	(143,932)	(103,729)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(308,043)	(227,923)
Capital Share Transactions
Investor Shares	(76,973)	3,843
ETF Shares	944,390	1,395,028
Admiral Shares	1,206,333	1,441,539
Net Increase (Decrease) from Capital Share Transactions	2,073,750	2,840,410
Total Increase (Decrease)	4,173,001	4,175,068
Net Assets
Beginning of Period	12,997,846	8,822,778
End of Period[1]	17,170,847	12,997,846
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($689,000) and ($1,482,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$38.24	$33.86	$35.19	$31.38	$23.16
Investment Operations
Net Investment Income	.771[1]	.675	.658	.539	.441
Net Realized and Unrealized Gain (Loss)
on Investments	5.646	4.396	(1.341)	3.804	8.218
Total from Investment Operations	6.417	5.071	(.683)	4.343	8.659
Distributions
Dividends from Net Investment Income	(.767)	(.691)	(.647)	(.533)	(.439)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.767)	(.691)	(.647)	(.533)	(.439)
Net Asset Value, End of Period	$43.89	$38.24	$33.86	$35.19	$31.38

Total Return[2]	16.91%	15.11%	-1.91%	13.84%	37.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682	$666	$588	$628	$640
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.02%	2.01%	1.86%	1.80%
Portfolio Turnover Rate [3]	17%	20%	20%	14%	46%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$97.12	$85.99	$89.39	$79.73	$58.82
Investment Operations
Net Investment Income	2.116[1]	1.822	1.785	1.504	1.232
Net Realized and Unrealized Gain (Loss)
on Investments	14.306	11.170	(3.427)	9.647	20.901
Total from Investment Operations	16.422	12.992	(1.642)	11.151	22.133
Distributions
Dividends from Net Investment Income	(2.072)	(1.862)	(1.758)	(1.491)	(1.223)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.072)	(1.862)	(1.758)	(1.491)	(1.223)
Net Asset Value, End of Period	$111.47	$97.12	$85.99	$89.39	$79.73

Total Return	17.05%	15.26%	-1.80%	13.98%	37.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,355	$6,383	$4,351	$3,407	$2,256
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.14%	2.13%	2.00%	1.95%
Portfolio Turnover Rate[2]	17%	20%	20%	14%	46%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$50.31	$44.54	$46.30	$41.30	$30.47
Investment Operations
Net Investment Income	1.096[1]	.942	.924	.780	.638
Net Realized and Unrealized Gain (Loss)
on Investments	7.407	5.791	(1.775)	4.994	10.826
Total from Investment Operations	8.503	6.733	(.851)	5.774	11.464
Distributions
Dividends from Net Investment Income	(1.073)	(.963)	(.909)	(.774)	(.634)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.073)	(.963)	(.909)	(.774)	(.634)
Net Asset Value, End of Period	$57.74	$50.31	$44.54	$46.30	$41.30

Total Return[2]	17.04%	15.26%	-1.80%	13.98%	37.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,134	$5,949	$3,884	$2,896	$1,753
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.14%	2.13%	2.00%	1.95%
Portfolio Turnover Rate [3]	17%	20%	20%	14%	46%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $928,000, representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,131,472	—	—
Temporary Cash Investments	44,900	8,764	—
Futures Contracts—Liabilities[1]	(182)	—	—
Total	17,176,190	8,764	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $484,277,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $2,737,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $634,867,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $630,830,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $13,730,445,000. Net unrealized appreciation of investment securities for tax purposes was $3,454,691,000, consisting of unrealized gains of $3,826,780,000 on securities that had risen in value since their purchase and $372,089,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $5,989,913,000 of investment securities and sold $3,914,903,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,079,235,000 and $1,290,889,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $613,856,000 and $963,311,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	221,539	5,483	264,163	7,498
Issued in Lieu of Cash Distributions	12,172	294	11,559	319
Redeemed	(310,684)	(7,643)	(271,879)	(7,784)
Net Increase (Decrease)—Investor Shares	(76,973)	(1,866)	3,843	33
ETF Shares
Issued	2,246,697	21,601	2,771,953	30,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,302,307)	(12,375)	(1,376,925)	(15,175)
Net Increase (Decrease)—ETF Shares	944,390	9,226	1,395,028	15,129
Admiral Shares
Issued	2,653,657	49,594	2,478,125	53,386
Issued in Lieu of Cash Distributions	129,099	2,365	92,986	1,947
Redeemed	(1,576,423)	(29,360)	(1,129,572)	(24,259)
Net Increase (Decrease)—Admiral Shares	1,206,333	22,599	1,441,539	31,074

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund and the statements of net assets of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2017 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	520,195
Mid-Cap Index Fund	1,102,180
Mid-Cap Growth Index Fund	56,494
Mid-Cap Value Index Fund	286,357

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	63.4%
Mid-Cap Index Fund	80.1
Mid-Cap Growth Index Fund	71.0
Mid-Cap Value Index Fund	82.1

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2017
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	17.94%	14.43%	9.13%
Returns After Taxes on Distributions	17.52	14.02	8.81
Returns After Taxes on Distributions and Sale of
Fund Shares	10.31	11.47	7.38

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	19.12%	14.87%	8.78%
Returns After Taxes on Distributions	18.71	14.50	8.48
Returns After Taxes on Distributions and Sale of
Fund Shares	11.06	11.90	7.12

	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	21.72%	13.94%	7.60%
Returns After Taxes on Distributions	21.49	13.74	7.47
Returns After Taxes on Distributions and Sale of
Fund Shares	12.39	11.15	6.15

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2017

	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	16.91%	15.61%	9.71%
Returns After Taxes on Distributions	16.37	15.11	9.28
Returns After Taxes on Distributions and Sale
of Fund Shares	9.92	12.50	7.88

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,099.30	$1.11
ETF Shares	1,000.00	1,100.09	0.42
Admiral Shares	1,000.00	1,100.22	0.42
Institutional Shares	1,000.00	1,100.20	0.32
Institutional Plus Shares	1,000.00	1,100.32	0.26
Institutional Select Shares	1,000.00	1,100.44	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,092.19	$0.84
ETF Shares	1,000.00	1,092.68	0.21
Admiral Shares	1,000.00	1,092.71	0.21
Institutional Shares	1,000.00	1,092.68	0.16
Institutional Plus Shares	1,000.00	1,092.80	0.11
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,089.18	$1.00
ETF Shares	1,000.00	1,089.78	0.37
Admiral Shares	1,000.00	1,089.79	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,094.13	$1.00
ETF Shares	1,000.00	1,094.77	0.37
Admiral Shares	1,000.00	1,094.71	0.37

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.15	$1.07
ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.95	0.26
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06%
for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.16%
for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, and 0.02% for Institutional Plus
Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the
Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US

Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing > 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting	Source for Bloomberg Barclays indexes: Bloomberg
guidelines by visiting vanguard.com/proxyreporting or by	Index Services Limited. Copyright 2017, Bloomberg. All
calling Vanguard at 800-662-2739. The guidelines are	rights reserved.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022018

Annual Report | December 31, 2017

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Results of Proxy Voting.	8
Growth Index Fund.	10
Value Index Fund.	31
Large-Cap Index Fund.	52
Your Fund’s After-Tax Returns.	78
About Your Fund’s Expenses.	79
Glossary.	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the fiscal year ended December 31, 2017, returns ranged from about 17% for Vanguard Value Index Fund to about 28% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned approximately 22%.

• All three funds closely tracked their target indexes. The Value Index and Large-Cap Index Funds surpassed the average returns of their peers, while the Growth Index Fund slightly lagged its peer-group average.

• Large-capitalization stocks outperformed their mid- and small-cap counterparts, and growth stocks outpaced value.

• Technology was the top-performing sector for all three funds and contributed the most to returns of the Large-Cap Index and Growth Index Funds. Financial stocks added the most to the Value Index Fund’s result. The oil and gas sector produced negative results for the Growth Index and Large-Cap Index Funds.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Growth Index Fund
Investor Shares	27.65%
ETF Shares
Market Price	27.75
Net Asset Value	27.80
Admiral™ Shares	27.80
Institutional Shares	27.81
CRSP US Large Cap Growth Index	27.86
Large-Cap Growth Funds Average	29.33
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Value Index Fund
Investor Shares	16.99%
ETF Shares
Market Price	17.14
Net Asset Value	17.12
Admiral Shares	17.13
Institutional Shares	17.14
CRSP US Large Cap Value Index	17.16
Large-Cap Value Funds Average	15.92
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Large-Cap Index Fund
Investor Shares	21.89%
ETF Shares
Market Price	21.99
Net Asset Value	22.03
Admiral Shares	22.03
Institutional Shares	22.03
CRSP US Large Cap Index	22.07
Large-Cap Core Funds Average	20.42
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Growth Index Fund Investor Shares	9.36%
Spliced Growth Index	9.58
Large-Cap Growth Funds Average	7.92
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

2

Average
Annual Return
Value Index Fund Investor Shares	7.51%
Spliced Value Index	7.67
Large-Cap Value Funds Average	6.30
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Large-Cap Index Fund Investor Shares	8.43%
Spliced Large Cap Index	8.63
Large-Cap Core Funds Average	7.03
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.18%	0.06%	0.06%	0.05%	1.14%
Value Index Fund	0.18	0.06	0.06	0.05	1.09
Large-Cap Index Fund	0.18	0.06	0.06	0.05	1.07

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the funds’ expense ratios were: for the Growth Index Fund, 0.17% for Investor Shares, 0.05% for
ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.05% for
ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares,
0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap
Index Fund, Large-Cap Core Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

4

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

5

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

6

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

7

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	10,555,505,764	302,858,072	97.2%
Emerson U. Fullwood	10,550,271,249	308,092,588	97.2%
Amy Gutmann	10,549,661,393	308,702,444	97.2%
JoAnn Heffernan Heisen	10,561,362,394	297,001,443	97.3%
F. Joseph Loughrey	10,550,135,548	308,228,289	97.2%
Mark Loughridge	10,554,054,699	304,309,138	97.2%
Scott C. Malpass	10,546,031,165	312,332,672	97.1%
F. William McNabb III	10,544,013,615	314,350,222	97.1%
Deanna Mulligan	10,560,536,084	297,827,753	97.3%
André F. Perold	10,509,222,915	349,140,922	96.8%
Sarah Bloom Raskin	10,554,241,538	304,122,299	97.2%
Peter F. Volanakis	10,551,315,296	307,048,541	97.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Growth Index Fund	436,490,474	14,397,608	16,982,075	78,604,725	79.9%
Large-Cap Index Fund	105,367,106	3,410,340	3,409,080	31,443,276	73.4%
Value Index Fund	584,171,143	17,654,888	14,572,460	107,835,982	80.7%

8

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Growth Index Fund	439,170,233	13,569,346	15,130,579	78,604,725	80.4%
Large-Cap Index Fund	106,031,913	3,364,001	2,790,611	31,443,276	73.8%
Value Index Fund	587,325,882	17,020,893	12,051,716	107,835,982	81.1%

Shareholders of Vanguard Growth Index Fund and Vanguard Value Index Fund did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Growth Index Fund	69,009,812	36,189,726	362,670,621	78,604,725	12.6%
Value Index Fund	68,675,121	64,891,774	482,831,595	107,835,982	9.5%

9

Growth Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	1.10%	1.22%	1.21%	1.22%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	319	303	3,775
Median Market Cap	$84.7B	$84.7B	$66.8B
Price/Earnings Ratio	29.4x	29.4x	22.8x
Price/Book Ratio	5.4x	5.4x	3.0x
Return on Equity	18.4%	18.4%	15.1%
Earnings Growth Rate	14.4%	14.4%	9.9%
Dividend Yield	1.2%	1.2%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.02
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	7.2%
Alphabet Inc.	Internet	5.8
Amazon.com Inc.	Broadline Retailers	4.4
Facebook Inc.	Internet	3.9
Home Depot Inc.	Home Improvement
	Retailers	2.0
Visa Inc.	Consumer Finance	1.9
Comcast Corp.	Broadcasting &
	Entertainment	1.7
Coca-Cola Co.	Soft Drinks	1.6
Philip Morris
International Inc.	Tobacco	1.5
AbbVie Inc.	Pharmaceuticals	1.4
Top Ten		31.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral
Shares, and 0.04% for Institutional Shares.

10

Growth Index Fund

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.3%	1.3%	2.7%
Consumer Goods	10.1	10.1	9.0
Consumer Services	20.2	20.2	12.8
Financials	13.2	13.2	20.5
Health Care	11.7	11.6	12.5
Industrials	12.7	12.7	13.2
Oil & Gas	3.7	3.7	5.7
Technology	26.9	27.0	18.7
Telecommunications	0.2	0.2	1.9
Utilities	0.0	0.0	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund*Investor Shares	27.65%	15.92%	9.36%	$24,467
• • • • • • • •	Spliced Growth Index	27.86	16.14	9.58	24,953
– – – –	Large-Cap Growth Funds Average	29.33	15.32	7.92	21,422
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund
ETF Shares Net Asset Value	27.80%	16.08%	9.51%	$24,808
Spliced Growth Index	27.86	16.14	9.58	24,953
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	27.80%	16.08%	9.51%	$24,802
Spliced Growth Index	27.86	16.14	9.58	24,953
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Growth Index Fund Institutional Shares	27.81%	16.09%	9.53%	$12,429,603

Spliced Growth Index	27.86	16.14	9.58	12,476,588
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	27.75%	110.79%	148.19%
Growth Index Fund ETF Shares Net Asset Value	27.80	110.76	148.08
Spliced Growth Index	27.86	111.33	149.53

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

13

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.3%)
	Praxair Inc.	1,927,654	298,170
	Ecolab Inc.	1,750,700	234,909
	Albemarle Corp.	743,850	95,131
	FMC Corp.	903,819	85,555
	International Flavors &
	Fragrances Inc.	532,063	81,198
*	Axalta Coating Systems
	Ltd.	1,476,879	47,792
	Arconic Inc.	1,622,830	44,222
	CF Industries Holdings
	Inc.	786,890	33,474
	WR Grace & Co.	185	13
			920,464
Consumer Goods (10.0%)
	Coca-Cola Co.	25,820,198	1,184,631
	Philip Morris
	International Inc.	10,458,466	1,104,937
	NIKE Inc. Class B	8,768,728	548,484
	Altria Group Inc.	6,424,462	458,771
	Colgate-Palmolive Co.	5,912,380	446,089
	Monsanto Co.	2,964,275	346,168
	Kraft Heinz Co.	4,100,962	318,891
	Activision Blizzard Inc.	4,836,881	306,271
*,^	Tesla Inc.	905,629	281,968
	Constellation Brands
	Inc. Class A	1,101,968	251,877
*	Electronic Arts Inc.	2,073,963	217,891
	Estee Lauder Cos. Inc.
	Class A	1,514,289	192,678
*	Monster Beverage
	Corp.	2,849,445	180,341
*	Mohawk Industries Inc.	425,415	117,372
	Hershey Co.	959,533	108,917

	Newell Brands Inc.	3,300,144	101,974
	Stanley Black & Decker
	Inc.	515,991	87,558
	Brown-Forman Corp.
	Class B	1,231,601	84,574
	Church & Dwight Co.
	Inc.	1,681,692	84,370
*	NVR Inc.	23,920	83,917
	McCormick & Co.
	Inc./MD	805,950	82,134
*	LKQ Corp.	1,978,142	80,451
	Snap-on Inc.	386,328	67,337
	Hormel Foods Corp.	1,788,395	65,080
	Clorox Co.	434,058	64,562
	DR Horton Inc.	1,200,004	61,284
	Coty Inc. Class A	3,028,520	60,237
*	WABCO Holdings Inc.	360,365	51,712
*	Lululemon Athletica Inc.	634,617	49,875
	Polaris Industries Inc.	400,389	49,644
	Lennar Corp. Class A	700,957	44,329
	Tapestry Inc.	958,609	42,399
*	Take-Two Interactive
	Software Inc.	384,137	42,171
^	Hanesbrands Inc.	1,225,402	25,623
*,^	Under Armour Inc.
	Class A	1,252,657	18,076
*,^	Under Armour Inc.	1,260,354	16,788
	Lennar Corp. Class B	31,491	1,627
			7,331,008
Consumer Services (20.2%)
*	Amazon.com Inc.	2,758,027	3,225,430
	Home Depot Inc.	7,863,141	1,490,301
	Comcast Corp. Class A	31,407,603	1,257,875
	Walt Disney Co.	9,661,271	1,038,683
	McDonald’s Corp.	5,367,988	923,938
*	Priceline Group Inc.	328,376	570,632

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Costco Wholesale Corp.	2,942,309	547,623
*	Netflix Inc.	2,768,063	531,357
	Starbucks Corp.	9,101,540	522,702
	Lowe’s Cos. Inc.	5,607,659	521,176
*	Charter Communications
	Inc. Class A	1,255,508	421,801
	Walgreens Boots
	Alliance Inc.	5,777,812	419,585
	TJX Cos. Inc.	4,070,931	311,263
	Marriott International
	Inc./MD Class A	1,841,420	249,936
	Southwest Airlines Co.	3,596,048	235,361
	Ross Stores Inc.	2,596,410	208,362
	Yum! Brands Inc.	2,269,995	185,254
	Dollar General Corp.	1,839,444	171,087
*	Dollar Tree Inc.	1,517,809	162,876
*	O’Reilly Automotive Inc.	572,476	137,703
	Royal Caribbean
	Cruises Ltd.	1,153,162	137,549
	CBS Corp. Class B	2,253,900	132,980
*	AutoZone Inc.	185,091	131,668
	MGM Resorts
	International	3,430,536	114,546
	Expedia Inc.	844,866	101,190
	Wynn Resorts Ltd.	553,635	93,337
	Carnival Corp.	1,347,196	89,413
*	Ulta Beauty Inc.	392,906	87,877
*	CarMax Inc.	1,227,661	78,730
	Wyndham Worldwide
	Corp.	648,071	75,092
*	Norwegian Cruise Line
	Holdings Ltd.	1,230,520	65,525
	Tractor Supply Co.	846,109	63,247
	Alaska Air Group Inc.	828,962	60,937
	Hilton Worldwide
	Holdings Inc.	700,166	55,915
*	Chipotle Mexican Grill
	Inc. Class A	190,077	54,938
	FactSet Research
	Systems Inc.	263,234	50,741
^	Sirius XM Holdings Inc.	9,298,391	49,839
	Scripps Networks
	Interactive Inc. Class A	582,269	49,714
	Tiffany & Co.	397,316	41,301
*	DISH Network Corp.
	Class A	727,439	34,735
	Domino’s Pizza Inc.	146,770	27,734
*	Hyatt Hotels Corp.
	Class A	287,250	21,124
*	TripAdvisor Inc.	360,197	12,412
*,^	Altice USA Inc. Class A	369,737	7,850
	Time Warner Inc.	1,926	176

	CBS Corp. Class A	2,760	164
	Advance Auto Parts Inc.	185	19
	Foot Locker Inc.	164	8
			14,771,706
Financials (13.2%)
	Visa Inc. Class A	12,211,129	1,392,313
	Mastercard Inc. Class A	6,324,554	957,285
	Charles Schwab Corp.	8,123,503	417,304
	American Tower Corp.	2,887,605	411,975
	BlackRock Inc.	755,609	388,164
	Simon Property Group
	Inc.	2,092,977	359,448
	Crown Castle
	International Corp.	2,736,115	303,736
	S&P Global Inc.	1,717,535	290,950
	Marsh & McLennan
	Cos. Inc.	3,435,325	279,601
	Intercontinental
	Exchange Inc.	3,938,927	277,931
	Equinix Inc.	526,514	238,627
	Prologis Inc.	3,567,181	230,119
	Aon plc	1,683,436	225,580
	Public Storage	995,953	208,154
	Weyerhaeuser Co.	5,086,836	179,362
	AvalonBay
	Communities Inc.	930,436	165,999
	T. Rowe Price Group
	Inc.	1,551,445	162,793
	Moody’s Corp.	1,094,955	161,626
	Welltower Inc.	2,496,444	159,198
	Digital Realty Trust Inc.	1,383,096	157,535
	Ventas Inc.	2,397,433	143,870
	Boston Properties Inc.	1,041,140	135,379
*	SBA Communications
	Corp. Class A	791,411	129,285
	Realty Income Corp.	1,895,869	108,102
	TD Ameritrade Holding
	Corp.	2,099,018	107,323
	Essex Property Trust
	Inc.	444,451	107,277
*	IHS Markit Ltd.	2,282,734	103,065
*	Markel Corp.	88,873	101,238
	Equifax Inc.	808,470	95,335
	Cboe Global Markets
	Inc.	763,899	95,174
	First Republic Bank/CA	1,081,442	93,696
*	E*TRADE Financial
	Corp.	1,815,056	89,972
	Vornado Realty Trust	1,149,909	89,900
*	CBRE Group Inc.
	Class A	2,056,301	89,058

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Alexandria Real Estate
	Equities Inc.	643,933	84,091
*	SVB Financial Group	355,047	82,999
	Arthur J Gallagher & Co.	1,217,014	77,013
	Mid-America Apartment
	Communities Inc.	764,856	76,914
	MSCI Inc. Class A	605,893	76,670
	Regency Centers Corp.	1,030,263	71,274
	Extra Space Storage Inc.	805,464	70,438
	UDR Inc.	1,803,654	69,477
	SEI Investments Co.	953,816	68,541
	Iron Mountain Inc.	1,800,424	67,930
	SL Green Realty Corp.	661,370	66,752
	Federal Realty
	Investment Trust	488,700	64,904
	Comerica Inc.	584,997	50,784
	Jones Lang LaSalle Inc.	305,908	45,559
	Invitation Homes Inc.	1,918,792	45,226
	Raymond James
	Financial Inc.	437,255	39,047
*	Black Knight Inc.	762,373	33,659
*	Liberty Broadband Corp.	357,054	30,407
	Camden Property Trust	311,871	28,711
	Brixmor Property Group
	Inc.	1,025,186	19,130
*	Liberty Broadband Corp.
	Class A	86,816	7,384
	Affiliated Managers
	Group Inc.	143	29
	VEREIT Inc.	2,565	20
			9,633,333
Health Care (11.6%)
	AbbVie Inc.	10,749,270	1,039,562
	Medtronic plc	9,114,299	735,980
	Bristol-Myers Squibb
	Co.	11,019,985	675,305
*	Celgene Corp.	5,301,058	553,218
	Thermo Fisher
	Scientific Inc.	2,700,023	512,680
*	Biogen Inc.	1,423,809	453,583
	Becton Dickinson
	and Co.	1,793,871	383,996
	Gilead Sciences Inc.	4,398,032	315,075
	Stryker Corp.	2,015,740	312,117
*	Intuitive Surgical Inc.	754,266	275,262
*	Vertex Pharmaceuticals
	Inc.	1,702,862	255,191
	Zoetis Inc.	3,281,921	236,430
*	Boston Scientific Corp.	9,241,705	229,102
*	Illumina Inc.	982,937	214,762
*	Regeneron
	Pharmaceuticals Inc.	532,854	200,332

	Allergan plc	1,119,489	183,126
*	Alexion Pharmaceuticals
	Inc.	1,428,845	170,876
*	Edwards Lifesciences
	Corp.	1,426,351	160,764
*	Incyte Corp.	1,207,615	114,373
	Baxter International Inc.	1,742,152	112,613
*	Centene Corp.	1,103,754	111,347
*	Laboratory Corp. of
	America Holdings	685,270	109,307
*	Align Technology Inc.	485,857	107,953
*	BioMarin
	Pharmaceutical Inc.	1,182,039	105,402
*	IQVIA Holdings Inc.	1,054,392	103,225
	Dentsply Sirona Inc.	1,546,204	101,787
*	Waters Corp.	508,678	98,271
*	IDEXX Laboratories Inc.	587,237	91,832
	ResMed Inc.	955,258	80,901
*	Henry Schein Inc.	1,056,503	73,828
	Cooper Cos. Inc.	329,744	71,845
*	Varian Medical Systems
	Inc.	617,985	68,689
*	Alkermes plc	1,036,523	56,729
*	Jazz Pharmaceuticals plc	383,288	51,610
*	Alnylam
	Pharmaceuticals Inc.	300,743	38,209
	Teleflex Inc.	151,810	37,773
	Universal Health Services
	Inc. Class B	295,668	33,514
*	Seattle Genetics Inc.	314,639	16,833
	Amgen Inc.	2,072	360
*	Mylan NV	1,333	56
*	DaVita Inc.	412	30
*	Envision Healthcare Corp.	307	11
*	TESARO Inc.	103	8
			8,493,867
Industrials (12.7%)
	3M Co.	4,010,300	943,904
	Union Pacific Corp.	5,300,287	710,768
	Accenture plc Class A	4,139,242	633,677
*	PayPal Holdings Inc.	7,688,386	566,019
	Boeing Co.	1,904,698	561,714
	United Parcel Service
	Inc. Class B	4,626,375	551,233
	Automatic Data
	Processing Inc.	2,836,871	332,453
	Sherwin-Williams Co.	566,473	232,277
	Fidelity National
	Information
	Services Inc.	2,247,559	211,473
	FedEx Corp.	812,099	202,651
	Danaher Corp.	2,107,749	195,641

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Fiserv Inc.	1,403,819	184,083
	Amphenol Corp.
	Class A	2,056,811	180,588
	Roper Technologies Inc.	688,730	178,381
	Rockwell Automation
	Inc.	866,300	170,098
	Illinois Tool Works Inc.	979,768	163,474
	Fortive Corp.	2,105,124	152,306
	Rockwell Collins Inc.	1,098,166	148,933
	Paychex Inc.	2,175,277	148,093
	Agilent Technologies Inc.	2,167,831	145,180
	Waste Connections Inc.	1,779,298	126,223
*	FleetCor Technologies
	Inc.	603,020	116,039
	Vulcan Materials Co.	891,077	114,387
	AMETEK Inc.	1,554,607	112,662
	Global Payments Inc.	1,071,428	107,400
*	Mettler-Toledo
	International Inc.	172,226	106,697
	Fastenal Co.	1,941,463	106,179
*	Verisk Analytics Inc.
	Class A	1,053,359	101,122
	Martin Marietta
	Materials Inc.	422,988	93,497
	Masco Corp.	2,115,863	92,971
	Cintas Corp.	572,245	89,173
	Total System Services
	Inc.	1,113,954	88,103
	TransDigm Group Inc.	314,677	86,417
	CH Robinson Worldwide
	Inc.	938,168	83,581
	Xylem Inc./NY	1,208,416	82,414
*	Vantiv Inc. Class A	1,092,775	80,374
	Alliance Data Systems
	Corp.	316,320	80,181
	Expeditors International
	of Washington Inc.	1,196,131	77,378
	Kansas City Southern	697,042	73,343
	Fortune Brands Home &
	Security Inc.	1,018,708	69,720
*	Trimble Inc.	1,694,279	68,855
	JB Hunt Transport
	Services Inc.	591,868	68,053
*	Sensata Technologies
	Holding NV	1,152,810	58,920
	Acuity Brands Inc.	283,997	49,983
	Hubbell Inc. Class B	368,437	49,864
*	United Rentals Inc.	284,088	48,838
^	Wabtec Corp. /DE	582,338	47,420
	Robert Half International
	Inc.	801,058	44,491
	Packaging Corp. of
	America	317,044	38,220
*	CoStar Group Inc.	121,866	36,188

	Huntington Ingalls
	Industries Inc.	152,526	35,950
	Owens Corning	379,495	34,891
	Macquarie Infrastructure
	Corp.	541,889	34,789
	Cognex Corp.	554,664	33,923
	Sealed Air Corp.	605,967	29,874
*	IPG Photonics Corp.	116,792	25,009
	FLIR Systems Inc.	468,676	21,850
*	Stericycle Inc.	286,879	19,505
	Textron Inc.	614	35
*	First Data Corp. Class A	1,358	23
			9,247,488
Oil & Gas (3.7%)
	Schlumberger Ltd.	9,327,687	628,593
	EOG Resources Inc.	3,893,017	420,095
	Occidental Petroleum
	Corp.	5,152,486	379,532
	Pioneer Natural
	Resources Co.	1,145,847	198,060
	Anadarko Petroleum
	Corp.	3,684,704	197,648
*	Concho Resources Inc.	1,002,370	150,576
	Halliburton Co.	2,790,332	136,364
	EQT Corp.	1,735,111	98,763
	Noble Energy Inc.	3,276,782	95,485
	Cabot Oil & Gas Corp.	3,114,102	89,063
	Williams Cos. Inc.	2,786,076	84,947
	Cimarex Energy Co.	641,004	78,209
*	Cheniere Energy Inc.	1,360,088	73,227
	Targa Resources Corp.	724,484	35,080
*	Continental Resources
	Inc./OK	631,259	33,438
*	Antero Resources Corp.	1,487,279	28,258
	Range Resources Corp.	656	11
			2,727,349
Technology (26.9%)
	Apple Inc.	31,115,219	5,265,629
*	Facebook Inc. Class A	16,058,213	2,833,632
*	Alphabet Inc. Class A	2,006,996	2,114,170
*	Alphabet Inc. Class C	2,001,748	2,094,629
	NVIDIA Corp.	3,672,503	710,629
	Broadcom Ltd.	2,747,133	705,738
	Texas Instruments Inc.	6,636,262	693,091
*	Adobe Systems Inc.	3,318,973	581,617
*	salesforce.com Inc.	4,619,461	472,248
	Applied Materials Inc.	7,181,111	367,098
*	Micron Technology Inc.	7,377,263	303,353
	Cognizant Technology
	Solutions Corp.
	Class A	3,970,279	281,969
	Intuit Inc.	1,634,787	257,937
	Analog Devices Inc.	2,481,922	220,966
	Lam Research Corp.	1,090,872	200,797

17

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Autodesk Inc.	1,477,081	154,842
*	ServiceNow Inc.	1,164,425	151,829
*	Cerner Corp.	2,129,423	143,502
*	Red Hat Inc.	1,191,018	143,041
	Microchip Technology
	Inc.	1,574,809	138,394
	Skyworks Solutions Inc.	1,233,368	117,108
	Xilinx Inc.	1,689,605	113,913
	Harris Corp.	802,259	113,640
	KLA-Tencor Corp.	1,055,099	110,859
*	Twitter Inc.	4,251,069	102,068
	Maxim Integrated
	Products Inc.	1,895,106	99,076
*	Workday Inc. Class A	922,152	93,820
*	Palo Alto Networks Inc.	587,949	85,217
*	Citrix Systems Inc.	964,306	84,859
*	ANSYS Inc.	571,306	84,319
*	Cadence Design
	Systems Inc.	1,899,835	79,451
*	Splunk Inc.	942,197	78,052
*	Arista Networks Inc.	319,888	75,359
*	Gartner Inc.	579,751	71,396
*	Akamai Technologies
	Inc.	1,081,674	70,352
	CDK Global Inc.	925,648	65,980
*	VeriSign Inc.	564,169	64,564
*,^	VMware Inc. Class A	513,184	64,312
*	Square Inc.	1,719,606	59,619
*	Qorvo Inc.	856,644	57,053
*	F5 Networks Inc.	421,532	55,313
*,^	Snap Inc.	2,908,559	42,494
	LogMeIn Inc.	354,322	40,570
*	Premier Inc. Class A	191,320	5,585
	Oracle Corp.	8,133	385
	Juniper Networks Inc.	1,005	29
			19,670,504
Telecommunications (0.2%)
*	T-Mobile US Inc.	1,960,290	124,498
*	Zayo Group Holdings Inc.	1,332,917	49,051
			173,549
Total Common Stocks
(Cost $43,122,176)			72,969,268
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.458%	2,890,138	289,043

		Face	Market
		Amount	Value •
		($000)	($000)
U. S. Government and Agency Obligations (0.0%)
	United States Cash
	Management Bill,
	1.029%, 1/2/18	5,000	5,000
	United States Treasury
	Bill, 1.093%, 2/22/18	3,000	2,995
4	United States Treasury
	Bill, 1.169%, 3/22/18	3,000	2,991
	United States Treasury
	Bill, 1.398%, 5/3/18	300	299
4	United States Treasury
	Bill, 1.446%, 5/31/18	2,800	2,783
			14,068
Total Temporary Cash Investments
(Cost $303,102)			303,111
Total Investments (100.2%)
(Cost $43,425,278)			73,272,379

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	4,023
Receivables for Investment
Securities Sold	162,885
Receivables for Accrued Income	58,636
Receivables for Capital Shares Issued	39,918
Total Other Assets	265,462
Liabilities
Payables for Investment Securities
Purchased	(171,085)
Collateral for Securities on Loan	(165,118)
Payables for Capital Shares Redeemed	(47,298)
Payables to Vanguard	(31,310)
Variation Margin Payable—
Futures Contracts	(547)
Other Liabilities	(5,829)
Total Liabilities	(421,187)
Net Assets (100%)	73,116,654

18

Growth Index Fund

At December 31, 2017, net assets consisted of:

Amount
($000)
Paid-in Capital	44,432,321
Overdistributed Net Investment Income	(21,766)
Accumulated Net Realized Losses	(1,141,823)
Unrealized Appreciation (Depreciation)
Investment Securities	29,847,101
Futures Contracts	821
Net Assets	73,116,654

Investor Shares—Net Assets
Applicable to 44,356,209 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,209,536
Net Asset Value Per Share—
Investor Shares	$72.36

ETF Shares—Net Assets
Applicable to 223,401,735 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	31,398,987
Net Asset Value Per Share—
ETF Shares	$140.55

Market
Value•
Shares	($000)
Admiral Shares—Net Assets
Applicable to 359,560,392 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,012,990
Net Asset Value Per Share—
Admiral Shares	$72.35

Institutional Shares—Net Assets
Applicable to 172,703,371 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,495,141
Net Asset Value Per Share—
Institutional Shares	$72.35

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $154,421,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $165,118,000 of collateral received for securities on loan.
4 Securities with a value of $5,421,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1,128	150,926	821

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	844,568
Interest[1]	1,877
Securities Lending—Net	5,761
Total Income	852,206
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,101
Management and Administrative—Investor Shares	4,466
Management and Administrative—ETF Shares	8,236
Management and Administrative—Admiral Shares	7,341
Management and Administrative—Institutional Shares	3,237
Marketing and Distribution—Investor Shares	498
Marketing and Distribution—ETF Shares	1,187
Marketing and Distribution—Admiral Shares	1,693
Marketing and Distribution—Institutional Shares	253
Custodian Fees	498
Auditing Fees	38
Shareholders’ Reports and Proxy—Investor Shares	282
Shareholders’ Reports and Proxy—ETF Shares	2,096
Shareholders’ Reports and Proxy—Admiral Shares	682
Shareholders’ Reports and Proxy—Institutional Shares	279
Trustees’ Fees and Expenses	49
Total Expenses	34,936
Net Investment Income	817,270
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,650,310
Futures Contracts	28,229
Realized Net Gain (Loss)	2,678,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,972,415
Futures Contracts	2,081
Change in Unrealized Appreciation (Depreciation)	11,974,496
Net Increase (Decrease) in Net Assets Resulting from Operations	15,470,305
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,800,000, ($29,000), and $4,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	817,270	723,999
Realized Net Gain (Loss)	2,678,539	1,085,171
Change in Unrealized Appreciation (Depreciation)	11,974,496	1,226,950
Net Increase (Decrease) in Net Assets Resulting from Operations	15,470,305	3,036,120
Distributions
Net Investment Income
Investor Shares	(36,010)	(38,216)
ETF Shares	(350,060)	(308,113)
Admiral Shares	(286,472)	(251,588)
Institutional Shares	(144,292)	(135,867)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(816,834)	(733,784)
Capital Share Transactions
Investor Shares	(467,007)	(232,244)
ETF Shares	2,142,821	1,406,111
Admiral Shares	2,282,546	1,031,953
Institutional Shares	176,388	(80,462)
Net Increase (Decrease) from Capital Share Transactions	4,134,748	2,125,358
Total Increase (Decrease)	18,788,219	4,427,694
Net Assets
Beginning of Period	54,328,435	49,900,741
End of Period[1]	73,116,654	54,328,435
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($21,766,000) and ($22,202,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$57.32	$54.78	$53.71	$47.87	$36.65
Investment Operations
Net Investment Income	.750[1]	.720	. 652.579		.508
Net Realized and Unrealized Gain (Loss)
on Investments	15.037	2.548	1.054	5.837	11.219
Total from Investment Operations	15.787	3.268	1.706	6.416	11.727
Distributions
Dividends from Net Investment Income	(.747)	(.728)	(. 636)	(. 576)	(. 507)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.747)	(.728)	(. 636)	(. 576)	(. 507)
Net Asset Value, End of Period	$72.36	$57.32	$54.78	$53.71	$47.87

Total Return[2]	27.65%	5.99%	3.17%	13.47%	32.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,210	$2,938	$3,038	$3,270	$3,630
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.31%	1.20%	1.17%	1.22%
Portfolio Turnover Rate [3]	8%	11%	9%	9%	32%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$111.33	$106.40	$104.33	$92.99	$71.19
Investment Operations
Net Investment Income	1.626[1]	1.528	1.420	1.268	1.112
Net Realized and Unrealized Gain (Loss)
on Investments	29.200	4.949	2.038	11.332	21.798
Total from Investment Operations	30.826	6.477	3.458	12.600	22.910
Distributions
Dividends from Net Investment Income	(1.606)	(1.547)	(1.388)	(1.260)	(1.110)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.606)	(1.547)	(1.388)	(1.260)	(1.110)
Net Asset Value, End of Period	$140.55	$111.33	$106.40	$104.33	$92.99

Total Return	27.80%	6.13%	3.32%	13.62%	32.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,399	$23,040	$20,706	$17,340	$13,265
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.43%	1.34%	1.31%	1.37%
Portfolio Turnover Rate[2]	8%	11%	9%	9%	32%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$57.31	$54.77	$53.71	$47.87	$36.64
Investment Operations
Net Investment Income	. 836[1]	.786	.731	.653	.572
Net Realized and Unrealized Gain (Loss)
on Investments	15.032	2.550	1.044	5.836	11.229
Total from Investment Operations	15.868	3.336	1.775	6.489	11.801
Distributions
Dividends from Net Investment Income	(. 828)	(.796)	(.715)	(. 649)	(. 571)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 828)	(.796)	(.715)	(. 649)	(. 571)
Net Asset Value, End of Period	$72.35	$57.31	$54.77	$53.71	$47.87

Total Return[2]	27.80%	6.12%	3.30%	13.63%	32.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,013	$18,617	$16,777	$14,907	$7,903
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.43%	1.34%	1.31%	1.37%
Portfolio Turnover Rate [3]	8%	11%	9%	9%	32%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$57.31	$54.77	$53.70	$47.87	$36.64
Investment Operations
Net Investment Income	. 841[1]	.792	.737	.657	.576
Net Realized and Unrealized Gain (Loss)
on Investments	15.032	2.549	1.053	5.826	11.229
Total from Investment Operations	15.873	3.341	1.790	6.483	11.805
Distributions
Dividends from Net Investment Income	(. 833)	(. 801)	(.720)	(. 653)	(. 575)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 833)	(. 801)	(.720)	(. 653)	(. 575)
Net Asset Value, End of Period	$72.35	$57.31	$54.77	$53.70	$47.87

Total Return	27.81%	6.13%	3.33%	13.62%	32.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,495	$9,733	$9,380	$9,545	$8,015
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.44%	1.35%	1.32%	1.38%
Portfolio Turnover Rate[2]	8%	11%	9%	9%	32%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

26

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $4,023,000, representing 0.01% of the fund’s net assets and 1.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	72,969,268	—	—
Temporary Cash Investments	289,043	14,068	—
Futures Contracts—Liabilities[1]	(547)	—	—
Total	73,257,764	14,068	—
1 Represents variation margin on the last day of the reporting period.

28

Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $2,805,087,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $5,268,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $130,485,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $1,138,498,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $300,177,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $43,425,278,000. Net unrealized appreciation of investment securities for tax purposes was $29,847,101,000, consisting of unrealized gains of $30,401,014,000 on securities that had risen in value since their purchase and $533,913,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $14,679,629,000 of investment securities and sold $10,498,708,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,677,020,000 and $5,154,222,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $1,063,300,000 and $2,193,661,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

29

Growth Index Fund

F. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	574,900	8,773	382,462	6,951
Issued in Lieu of Cash Distributions	33,555	500	35,730	634
Redeemed	(1,075,462)	(16,179)	(650,436)	(11,787)
Net Increase (Decrease)—Investor Shares	(467,007)	(6,906)	(232,244)	(4,202)
ETF Shares
Issued	7,231,868	55,920	4,308,390	39,724
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,089,047)	(39,475)	(2,902,279)	(27,375)
Net Increase (Decrease) —ETF Shares	2,142,821	16,445	1,406,111	12,349
Admiral Shares
Issued	5,551,319	84,396	3,639,459	65,786
Issued in Lieu of Cash Distributions	254,602	3,779	223,747	3,972
Redeemed	(3,523,375)	(53,477)	(2,831,253)	(51,214)
Net Increase (Decrease)—Admiral Shares	2,282,546	34,698	1,031,953	18,544
Institutional Shares
Issued	2,399,897	36,639	1,562,692	28,374
Issued in Lieu of Cash Distributions	135,176	2,010	126,330	2,244
Redeemed	(2,358,685)	(35,775)	(1,769,484)	(32,055)
Net Increase (Decrease)—Institutional Shares	176,388	2,874	(80,462)	(1,437)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

30

Value Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	2.21%	2.33%	2.32%	2.33%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Value Index	Index
Number of Stocks	336	326	3,775
Median Market Cap	$95.1B	$95.1B	$66.8B
Price/Earnings Ratio	19.7x	19.7x	22.8x
Price/Book Ratio	2.4x	2.4x	3.0x
Return on Equity	15.0%	15.0%	15.1%
Earnings Growth Rate	5.9%	6.0%	9.9%
Dividend Yield	2.3%	2.3%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Microsoft Corp.	Software	5.2%
Berkshire Hathaway Inc.	Reinsurance	3.1
Johnson & Johnson	Pharmaceuticals	3.0
JPMorgan Chase & Co.	Banks	2.9
Exxon Mobil Corp.	Integrated Oil & Gas	2.8
Bank of America Corp.	Banks	2.3
Wells Fargo & Co.	Banks	2.1
AT&T Inc.	Fixed Line
	Telecommunications	1.9
Chevron Corp.	Diversified Industrials	1.9
Procter & Gamble Co.	Nondurable
	Household Products	1.8
Top Ten		27.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral
Shares, and 0.04% for Institutional Shares.

31

Value Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Value Index	FA Index
Basic Materials	3.4%	3.4%	2.7%
Consumer Goods	8.6	8.6	9.0
Consumer Services	6.8	6.7	12.8
Financials	25.3	25.4	20.5
Health Care	13.7	13.7	12.5
Industrials	11.8	11.8	13.2
Oil & Gas	7.6	7.6	5.7
Technology	13.6	13.6	18.7
Telecommunications	3.8	3.8	1.9
Utilities	5.4	5.4	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

32

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund*Investor Shares	16.99%	15.21%	7.51%	$20,633
• • • • • • • •	Spliced Value Index	17.16	15.42	7.67	20,941
– – – –	Large-Cap Value Funds Average	15.92	13.31	6.30	18,422
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund
ETF Shares Net Asset Value	17.12%	15.36%	7.65%	$20,907
Spliced Value Index	17.16	15.42	7.67	20,941
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

33

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	17.13%	15.37%	7.65%	$20,906
Spliced Value Index	17.16	15.42	7.67	20,941
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Value Index Fund Institutional Shares	17.14%	15.38%	7.68%	$10,477,420

Spliced Value Index	17.16	15.42	7.67	10,470,699
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Value Index Fund ETF Shares Market Price	17.14%	104.49%	109.16%
Value Index Fund ETF Shares Net Asset Value	17.12	104.30	109.07
Spliced Value Index	17.16	104.86	109.41

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

34

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.4%)
DowDuPont Inc.	12,045,791	857,901
Air Products &
Chemicals Inc.	1,127,457	184,993
LyondellBasell
Industries NV Class A	1,627,532	179,549
PPG Industries Inc.	1,313,552	153,449
* Freeport-McMoRan Inc.	7,095,152	134,524
International Paper Co.	2,131,322	123,489
Nucor Corp.	1,642,086	104,404
Newmont Mining Corp.	2,738,284	102,741
Celanese Corp. Class A	702,356	75,208
Eastman Chemical Co.	664,032	61,516
Avery Dennison Corp.	451,883	51,903
Mosaic Co.	1,802,915	46,263
Arconic Inc.	1,235,893	33,678
Reliance Steel &
Aluminum Co.	355,829	30,527
CF Industries Holdings
Inc.	599,751	25,513
* Alcoa Corp.	451,375	24,316
Westlake Chemical Corp.	198,726	21,170
Albemarle Corp.	326	42
FMC Corp.	358	34
		2,211,220
Consumer Goods (8.5%)
Procter & Gamble Co.	13,055,824	1,199,569
PepsiCo Inc.	7,330,709	879,099
Altria Group Inc.	4,911,637	350,740
Mondelez International
Inc. Class A	7,310,749	312,900
General Motors Co.	6,221,858	255,034
Ford Motor Co.	20,114,953	251,236
Kimberly-Clark Corp.	1,813,855	218,860
General Mills Inc.	2,932,019	173,839
Tyson Foods Inc.
Class A	1,530,010	124,038

	VF Corp.	1,625,587	120,293
*	Aptiv plc	1,366,917	115,956
	Archer-Daniels-Midland
	Co.	2,887,567	115,734
	Kellogg Co.	1,428,656	97,120
	Dr Pepper Snapple
	Group Inc.	927,119	89,986
	Conagra Brands Inc.	2,098,560	79,053
	Molson Coors Brewing
	Co. Class B	901,927	74,021
	JM Smucker Co.	554,178	68,851
	Genuine Parts Co.	715,215	67,953
	Stanley Black & Decker
	Inc.	393,563	66,784
	Whirlpool Corp.	369,040	62,235
	Lear Corp.	346,853	61,275
	BorgWarner Inc.	1,082,617	55,311
	PVH Corp.	402,246	55,192
	Hasbro Inc.	575,486	52,306
	Clorox Co.	331,037	49,238
	Bunge Ltd.	722,021	48,433
	Campbell Soup Co.	1,003,111	48,260
*	Michael Kors Holdings
	Ltd.	741,876	46,701
	DR Horton Inc.	913,833	46,669
	PulteGroup Inc.	1,358,114	45,157
^	Harley-Davidson Inc.	864,457	43,984
	Leucadia National Corp.	1,644,645	43,567
	Lamb Weston Holdings
	Inc.	750,806	42,383
	Lennar Corp. Class A	545,082	34,471
	Tapestry Inc.	731,032	32,333
	Ralph Lauren Corp.
	Class A	284,679	29,518
	Mattel Inc.	1,765,695	27,156
	Ingredion Inc.	184,577	25,804
	Goodyear Tire &
	Rubber Co.	632,678	20,442
	Hanesbrands Inc.	934,810	19,547

35

Value Index Fund

			Market
			Value•
		Shares	($000)
*,^	Pilgrim’s Pride Corp.	255,131	7,924
	Lennar Corp. Class B	12,367	639
			5,559,611
Consumer Services (6.7%)
	Wal-Mart Stores Inc.	7,686,352	759,027
	CVS Health Corp.	5,214,605	378,059
	Time Warner Inc.	3,805,335	348,074
*	eBay Inc.	5,113,508	192,984
	Twenty-First Century
	Fox Inc. Class A	5,545,267	191,478
	Delta Air Lines Inc.	3,298,028	184,690
	Target Corp.	2,803,333	182,918
	McKesson Corp.	1,074,315	167,539
	Sysco Corp.	2,421,330	147,047
	Las Vegas Sands Corp.	2,037,911	141,614
	Kroger Co.	4,590,498	126,009
	American Airlines
	Group Inc.	2,223,125	115,669
	Cardinal Health Inc.	1,615,273	98,968
	Best Buy Co. Inc.	1,315,119	90,046
*	United Continental
	Holdings Inc.	1,327,836	89,496
	Omnicom Group Inc.	1,192,079	86,819
	AmerisourceBergen
	Corp. Class A	839,789	77,109
	L Brands Inc.	1,238,710	74,595
	Twenty-First Century
	Fox Inc.	2,136,501	72,897
	Carnival Corp.	1,026,514	68,130
	Nielsen Holdings plc	1,828,637	66,562
	Darden Restaurants Inc.	634,884	60,962
	Viacom Inc. Class B	1,864,974	57,460
*	Liberty Interactive Corp.
	QVC Group Class A	2,258,938	55,163
	Aramark	1,257,400	53,741
	Kohl’s Corp.	865,565	46,940
	Gap Inc.	1,298,062	44,212
	Hilton Worldwide
	Holdings Inc.	534,034	42,648
	News Corp. Class A	2,572,971	41,708
	Interpublic Group of
	Cos. Inc.	1,994,890	40,217
	Macy’s Inc.	1,563,961	39,396
	Advance Auto Parts Inc.	362,343	36,122
*	Liberty Media Corp-
	Liberty SiriusXM	882,655	35,006
	Tiffany & Co.	303,738	31,574
	Nordstrom Inc.	598,772	28,370
*	DISH Network Corp.
	Class A	559,083	26,696
*	Discovery
	Communications Inc.	1,067,272	22,594

*	Discovery
	Communications Inc.
	Class A	789,311	17,665
*	Liberty Media Corp-
	Liberty SiriusXM	399,205	15,833
	H&R Block Inc.	536,699	14,072
*,^	Altice USA Inc. Class A	291,024	6,178
	News Corp. Class B	18,801	312
	Viacom Inc. Class A	5,457	191
	Foot Locker Inc.	205	10
	Bed Bath & Beyond Inc.	399	9
			4,376,809
Financials (25.3%)
*	Berkshire Hathaway
	Inc. Class B	10,005,871	1,983,364
	JPMorgan Chase & Co.	17,858,031	1,909,738
	Bank of America Corp.	51,008,916	1,505,783
	Wells Fargo & Co.	22,812,116	1,384,011
	Citigroup Inc.	13,609,535	1,012,686
	Goldman Sachs Group
	Inc.	1,746,329	444,895
	US Bancorp	8,111,543	434,616
	Morgan Stanley	6,977,704	366,120
	American Express Co.	3,574,939	355,027
	PNC Financial Services
	Group Inc.	2,448,498	353,294
	Chubb Ltd.	2,268,923	331,558
	American International
	Group Inc.	4,628,071	275,740
	Bank of New York
	Mellon Corp.	5,012,143	269,954
	CME Group Inc.	1,752,326	255,927
	Prudential Financial Inc.	2,182,742	250,972
	Capital One Financial
	Corp.	2,496,324	248,584
	MetLife Inc.	4,355,155	220,197
	BB&T Corp.	4,063,092	202,017
	Allstate Corp.	1,855,296	194,268
	Travelers Cos. Inc.	1,410,823	191,364
	Aflac Inc.	2,019,600	177,281
	State Street Corp.	1,815,504	177,211
	Progressive Corp.	2,998,408	168,870
	SunTrust Banks Inc.	2,454,044	158,507
	Synchrony Financial	3,833,872	148,026
	Discover Financial
	Services	1,873,990	144,147
	Ameriprise Financial Inc.	763,146	129,330
	Equity Residential	1,899,687	121,143
	M&T Bank Corp.	699,316	119,576
	KeyCorp	5,553,990	112,024
	Northern Trust Corp.	1,115,805	111,458
	Fifth Third Bancorp	3,644,474	110,573
	Citizens Financial
	Group Inc.	2,541,838	106,706

36

Value Index Fund

			Market
			Value•
		Shares	($000)
	Principal Financial
	Group Inc.	1,485,199	104,796
	Hartford Financial
	Services Group Inc.	1,833,570	103,193
	Regions Financial Corp.	5,957,469	102,945
	Willis Towers Watson plc	678,009	102,169
	Lincoln National Corp.	1,124,410	86,433
	Huntington Bancshares
	Inc./OH	5,550,976	80,822
	Loews Corp.	1,559,927	78,043
	Invesco Ltd.	2,089,846	76,363
	Host Hotels &
	Resorts Inc.	3,799,848	75,427
	Franklin Resources Inc.	1,706,751	73,954
	GGP Inc.	3,156,914	73,840
	Annaly Capital
	Management Inc.	5,966,159	70,938
	Ally Financial Inc.	2,269,721	66,185
	Unum Group	1,153,952	63,340
	HCP Inc.	2,409,317	62,835
	Cincinnati Financial
	Corp.	801,843	60,114
	Affiliated Managers
	Group Inc.	285,229	58,543
*	Arch Capital Group Ltd.	639,407	58,039
	FNF Group	1,331,567	52,251
	Zions Bancorporation	1,026,309	52,167
	Reinsurance Group of
	America Inc. Class A	331,179	51,641
	Torchmark Corp.	566,057	51,347
	Duke Realty Corp.	1,827,978	49,739
	Macerich Co.	722,915	47,481
	Everest Re Group Ltd.	211,012	46,689
	XL Group Ltd.	1,315,835	46,265
	Nasdaq Inc.	597,560	45,911
	Voya Financial Inc.	922,702	45,646
*	Alleghany Corp.	75,276	44,871
	Western Union Co.	2,358,816	44,841
	AGNC Investment Corp.	2,007,305	40,527
	VEREIT Inc.	4,999,854	38,949
	Comerica Inc.	446,962	38,801
	Kimco Realty Corp.	2,076,803	37,694
	Lazard Ltd. Class A	665,973	34,964
	WR Berkley Corp.	470,913	33,741
	People’s United
	Financial Inc.	1,783,651	33,354
	CIT Group Inc.	674,660	33,214
	New York Community
	Bancorp Inc.	2,386,253	31,069
*	Athene Holding Ltd.
	Class A	586,721	30,339
	Raymond James
	Financial Inc.	333,553	29,786
*	Brighthouse Financial Inc.	496,181	29,096

*	Liberty Broadband Corp.	279,387	23,793
	Camden Property Trust	238,352	21,943
	Brixmor Property Group
	Inc.	782,206	14,596
	Assurant Inc.	138,860	14,003
	Axis Capital Holdings Ltd.	215,293	10,821
*	Liberty Broadband Corp.
	Class A	59,932	5,097
*	Berkshire Hathaway Inc.
	Class A	14	4,166
			16,457,748
Health Care (13.7%)
	Johnson & Johnson	13,828,935	1,932,179
	Pfizer Inc.	30,681,584	1,111,287
	UnitedHealth Group
	Inc.	4,988,474	1,099,759
	Merck & Co. Inc.	14,025,217	789,199
	Amgen Inc.	3,736,204	649,726
	Abbott Laboratories	8,962,185	511,472
	Eli Lilly & Co.	5,101,266	430,853
	Aetna Inc.	1,678,031	302,700
	Anthem Inc.	1,322,037	297,472
	Cigna Corp.	1,269,218	257,766
	Gilead Sciences Inc.	3,370,037	241,429
*	Express Scripts
	Holding Co.	2,916,881	217,716
	Humana Inc.	736,068	182,596
	Allergan plc	858,075	140,364
*	HCA Healthcare Inc.	1,461,452	128,374
	Zimmer Biomet
	Holdings Inc.	1,044,819	126,078
*	Mylan NV	2,624,386	111,038
	Baxter International Inc.	1,328,379	85,866
	Quest Diagnostics Inc.	699,900	68,933
*	Hologic Inc.	1,415,211	60,500
	Perrigo Co. plc	651,069	56,747
*	DaVita Inc.	708,417	51,183
	Universal Health
	Services Inc. Class B	225,095	25,515
*	Molecular Templates Inc.	1	—
			8,878,752
Industrials (11.7%)
	General Electric Co.	44,647,302	779,095
	Honeywell
	International Inc.	3,922,371	601,535
	United Technologies
	Corp.	3,906,140	498,306
	Caterpillar Inc.	3,062,597	482,604
	Boeing Co.	1,456,225	429,455
	Lockheed Martin Corp.	1,253,748	402,516
	Raytheon Co.	1,487,468	279,421
	Northrop Grumman
	Corp.	895,834	274,940
	General Dynamics Corp.	1,306,934	265,896

37

Value Index Fund

			Market
			Value•
		Shares	($000)
	Deere & Co.	1,654,810	258,994
	CSX Corp.	4,373,938	240,610
	Emerson Electric Co.	3,307,282	230,485
	Norfolk Southern Corp.	1,474,743	213,690
	Waste Management Inc.	2,242,438	193,522
	Johnson Controls
	International plc	4,767,697	181,697
	Eaton Corp. plc	2,264,243	178,898
	TE Connectivity Ltd.	1,812,104	172,222
	FedEx Corp.	621,899	155,189
	Danaher Corp.	1,613,824	149,795
	Cummins Inc.	813,125	143,630
	Parker-Hannifin Corp.	684,982	136,709
	PACCAR Inc.	1,814,383	128,966
	Illinois Tool Works Inc.	748,962	124,964
	Ingersoll-Rand plc	1,290,164	115,070
	WestRock Co.	1,307,021	82,617
	Dover Corp.	806,450	81,443
	L3 Technologies Inc.	401,450	79,427
	Republic Services Inc.
	Class A	1,115,299	75,405
	Textron Inc.	1,217,108	68,876
	Ball Corp.	1,797,784	68,046
	WW Grainger Inc.	278,022	65,683
	Pentair plc	839,662	59,297
	ManpowerGroup Inc.	340,354	42,922
	Jacobs Engineering
	Group Inc.	618,871	40,821
*	First Data Corp.
	Class A	2,340,599	39,111
*	Crown Holdings Inc.	689,419	38,780
*	United Rentals Inc.	217,091	37,320
	Fluor Corp.	718,659	37,119
*	Arrow Electronics Inc.	452,095	36,353
	Xerox Corp.	1,241,844	36,200
	Allison Transmission
	Holdings Inc.	691,654	29,790
	Owens Corning	285,443	26,244
	Sealed Air Corp.	463,703	22,861
*	Stericycle Inc.	219,449	14,920
	Flowserve Corp.	336,804	14,190
	Rockwell Collins Inc.	471	64
	Xylem Inc./NY	491	34
			7,635,732
Oil & Gas (7.6%)
	Exxon Mobil Corp.	21,813,259	1,824,461
	Chevron Corp.	9,779,341	1,224,276
	ConocoPhillips	6,162,365	338,252
	Phillips 66	2,219,543	224,507
	Valero Energy Corp.	2,255,508	207,304
	Kinder Morgan Inc./DE	9,788,867	176,885
	Marathon Petroleum
	Corp.	2,510,235	165,625
	Devon Energy Corp.	2,580,963	106,852

	Halliburton Co.	2,128,617	104,026
	Andeavor	760,680	86,976
	Apache Corp.	1,956,245	82,593
	Marathon Oil Corp.	4,364,295	73,888
	Hess Corp.	1,550,686	73,611
	National Oilwell Varco
	Inc.	1,952,591	70,332
	Baker Hughes a GE Co.	2,198,362	69,556
	Williams Cos. Inc.	2,121,496	64,684
	OGE Energy Corp.	1,026,966	33,797
	HollyFrontier Corp.	455,104	23,310
	Helmerich & Payne Inc.	251,412	16,251
	Occidental Petroleum
	Corp.	2,200	162
			4,967,348
Other (0.0%)[2]
*,3	Safeway Inc. CVR
	(Casa Ley) Exp.
	01/30/2018	376	—
*,3	Safeway Inc. CVR (PDC)
	Exp. 01/30/2019	376	—
			—
Technology (13.6%)
	Microsoft Corp.	39,716,375	3,397,339
	Intel Corp.	24,094,293	1,112,193
	Cisco Systems Inc.	25,453,272	974,860
	Oracle Corp.	16,109,648	761,664
	International Business
	Machines Corp.	4,527,682	694,637
	QUALCOMM Inc.	7,590,680	485,955
	HP Inc.	8,609,994	180,896
	Corning Inc.	4,481,675	143,369
	DXC Technology Co.	1,471,034	139,601
	Western Digital Corp.	1,526,488	121,402
	Hewlett Packard
	Enterprise Co.	8,190,637	117,618
	Symantec Corp.	3,183,352	89,325
*	Dell Technologies Inc.
	Class V	1,042,995	84,775
	NetApp Inc.	1,384,889	76,612
	Motorola Solutions Inc.	831,918	75,155
*	Synopsys Inc.	778,703	66,377
	Seagate Technology plc	1,485,329	62,146
	Juniper Networks Inc.	1,931,177	55,038
	CA Inc.	1,611,426	53,628
*,^	Advanced Micro
	Devices Inc.	4,705,043	48,368
	Marvell Technology
	Group Ltd.	2,016,983	43,305
	Garmin Ltd.	481,456	28,680
			8,812,943

38

Value Index Fund

		Market
		Value•
	Shares	($000)
Telecommunications (3.8%)
AT&T Inc.	31,608,125	1,228,924
Verizon
Communications Inc.	21,002,491	1,111,662
CenturyLink Inc.	4,939,380	82,389
* Sprint Corp.	3,081,154	18,148
		2,441,123
Utilities (5.4%)
NextEra Energy Inc.	2,420,237	378,017
Duke Energy Corp.	3,601,681	302,937
Dominion Energy Inc.	3,313,193	268,567
Southern Co.	5,147,729	247,554
Exelon Corp.	4,949,829	195,073
American Electric
Power Co. Inc.	2,536,025	186,575
Sempra Energy	1,294,907	138,451
Consolidated Edison Inc.	1,599,260	135,857
Public Service
Enterprise Group Inc.	2,611,043	134,469
Xcel Energy Inc.	2,619,596	126,029
PG&E Corp.	2,655,633	119,052
PPL Corp.	3,554,308	110,006
WEC Energy Group Inc.	1,621,513	107,717
Edison International	1,683,124	106,441
ONEOK Inc.	1,971,730	105,389
Eversource Energy	1,627,083	102,799
DTE Energy Co.	920,899	100,801
American Water Works
Co. Inc.	916,599	83,860
Entergy Corp.	925,978	75,365
Ameren Corp.	1,245,750	73,487
FirstEnergy Corp.	2,285,597	69,985
CMS Energy Corp.	1,449,422	68,558
CenterPoint Energy Inc.	2,213,708	62,781
Alliant Energy Corp.	1,189,185	50,671
Pinnacle West Capital
Corp.	576,534	49,109
NiSource Inc.	1,731,665	44,452
AES Corp. /VA	3,393,241	36,749
SCANA Corp.	695,893	27,683
Avangrid Inc.	321,554	16,264
		3,524,698
Total Common Stocks
(Cost $48,486,224)		64,865,984
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[4,5] Vanguard Market
Liquidity Fund,
1.458%	1,451,475	145,162

U. S. Government and Agency Obligations (0.1%)
United States Cash
Management Bill,
1.048%, 1/2/18	10,000	10,000
United States Treasury
Bill, 1.398%, 5/3/18	1,000	995
6 United States Treasury
Bill, 1.446%, 5/31/18	9,850	9,791
		20,786
Total Temporary Cash Investments
(Cost $165,944)		165,948
Total Investments (100.0%)
(Cost $48,652,168)		65,031,932

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard		3,524
Receivables for Accrued Income		77,474
Receivables for Capital Shares Issued		29,483
Other Assets		3,657
Total Other Assets		114,138
Liabilities
Payables for Investment Securities
Purchased		(5,302)
Collateral for Securities on Loan		(20,921)
Payables for Capital Shares Redeemed		(47,746)
Payables to Vanguard		(22,682)
Variation Margin Payable—
Futures Contracts		(672)
Total Liabilities		(97,323)
Net Assets (100%)		65,048,747

At December 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		49,267,594
Overdistributed Net Investment Income		(10,517)
Accumulated Net Realized Losses		(588,967)
Unrealized Appreciation (Depreciation)
Investment Securities		16,379,764
Futures Contracts		873
Net Assets		65,048,747

39

Value Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 39,264,513 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,626,146
Net Asset Value Per Share—
Investor Shares	$41.42

ETF Shares—Net Assets
Applicable to 344,434,847 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	36,559,620
Net Asset Value Per Share—
ETF Shares	$106.14

Admiral Shares—Net Assets
Applicable to 405,208,011 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,778,227
Net Asset Value Per Share—
Admiral Shares	$41.41

Market
Value•
Shares	($000)
Institutional Shares—Net Assets
Applicable to 243,562,345 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,084,754
Net Asset Value Per Share—
Institutional Shares	$41.41

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $19,910,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Certain of the fund’s securities are valued using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
5 Includes $20,921,000 of collateral received for securities on loan.
6 Securities with a value of $6,312,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1,386	185,447	873

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends	1,481,711
Interest[1]	1,050
Securities Lending—Net	244
Total Income	1,483,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,927
Management and Administrative—Investor Shares	2,201
Management and Administrative—ETF Shares	9,431
Management and Administrative—Admiral Shares	4,551
Management and Administrative—Institutional Shares	2,496
Marketing and Distribution—Investor Shares	263
Marketing and Distribution—ETF Shares	1,674
Marketing and Distribution—Admiral Shares	1,215
Marketing and Distribution—Institutional Shares	216
Custodian Fees	567
Auditing Fees	40
Shareholders’ Reports and Proxy—Investor Shares	126
Shareholders’ Reports and Proxy—ETF Shares	2,238
Shareholders’ Reports and Proxy—Admiral Shares	448
Shareholders’ Reports and Proxy—Institutional Shares	268
Trustees’ Fees and Expenses	42
Total Expenses	29,703
Net Investment Income	1,453,302
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,568,876
Futures Contracts	24,725
Realized Net Gain (Loss)	1,593,601
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,242,641
Futures Contracts	2,060
Change in Unrealized Appreciation (Depreciation)	6,244,701
Net Increase (Decrease) in Net Assets Resulting from Operations	9,291,604
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $969,000, ($11,000), and ($3,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,453,302	1,162,619
Realized Net Gain (Loss)	1,593,601	1,023,424
Change in Unrealized Appreciation (Depreciation)	6,244,701	4,805,371
Net Increase (Decrease) in Net Assets Resulting from Operations	9,291,604	6,991,414
Distributions
Net Investment Income
Investor Shares	(37,322)	(36,182)
ETF Shares	(810,631)	(607,079)
Admiral Shares	(373,158)	(309,973)
Institutional Shares	(233,385)	(206,990)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,454,496)	(1,160,224)
Capital Share Transactions
Investor Shares	(173,183)	(872)
ETF Shares	5,105,313	5,425,058
Admiral Shares	1,318,632	1,461,682
Institutional Shares	139,503	475,356
Net Increase (Decrease) from Capital Share Transactions	6,390,265	7,361,224
Total Increase (Decrease)	14,227,373	13,192,414
Net Assets
Beginning of Period	50,821,374	37,628,960
End of Period[1]	65,048,747	50,821,374
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,517,000) and ($9,323,000).

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.24	$31.82	$32.95	$29.78	$22.93
Investment Operations
Net Investment Income	. 918[1]	. 850.782		.691	.621
Net Realized and Unrealized Gain (Loss)
on Investments	5.166	4.415	(1.130)	3.164	6.847
Total from Investment Operations	6.084	5.265	(.348)	3.855	7.468
Distributions
Dividends from Net Investment Income	(. 904)	(. 845)	(.782)	(. 685)	(. 618)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 904)	(. 845)	(.782)	(. 685)	(. 618)
Net Asset Value, End of Period	$41.42	$36.24	$31.82	$32.95	$29.78

Total Return[2]	16.99%	16.75%	-1.03%	13.05%	32.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,626	$1,587	$1,397	$1,593	$1,731
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.64%	2.44%	2.25%	2.35%
Portfolio Turnover Rate [3]	9%	7%	8%	6%	25%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$92.87	$81.56	$84.45	$76.34	$58.79
Investment Operations
Net Investment Income	2.473[1]	2.282	2.123	1.888	1.700
Net Realized and Unrealized Gain (Loss)
on Investments	13.234	11.301	(2.890)	8.095	17.538
Total from Investment Operations	15.707	13.583	(.767)	9.983	19.238
Distributions
Dividends from Net Investment Income	(2.437)	(2.273)	(2.123)	(1.873)	(1.688)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.437)	(2.273)	(2.123)	(1.873)	(1.688)
Net Asset Value, End of Period	$106.14	$92.87	$81.56	$84.45	$76.34

Total Return	17.12%	16.88%	-0.89%	13.19%	33.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,560	$27,126	$18,648	$17,277	$12,461
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.76%	2.58%	2.39%	2.50%
Portfolio Turnover Rate[2]	9%	7%	8%	6%	25%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.23	$31.82	$32.94	$29.78	$22.93
Investment Operations
Net Investment Income	. 965[1]	.890	.829	.737	.663
Net Realized and Unrealized Gain (Loss)
on Investments	5.165	4.407	(1.121)	3.154	6.845
Total from Investment Operations	6.130	5.297	(.292)	3.891	7.508
Distributions
Dividends from Net Investment Income	(. 950)	(. 887)	(. 828)	(.731)	(. 658)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 950)	(. 887)	(. 828)	(.731)	(. 658)
Net Asset Value, End of Period	$41.41	$36.23	$31.82	$32.94	$29.78

Total Return[2]	17.13%	16.86%	-0.86%	13.18%	33.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,778	$13,424	$10,408	$9,701	$5,054
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.76%	2.58%	2.39%	2.50%
Portfolio Turnover Rate [3]	9%	7%	8%	6%	25%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.23	$31.82	$32.94	$29.78	$22.93
Investment Operations
Net Investment Income	. 969[1]	.893	.831	.739	.666
Net Realized and Unrealized Gain (Loss)
on Investments	5.165	4.407	(1.120)	3.154	6.846
Total from Investment Operations	6.134	5.300	(.289)	3.893	7.512
Distributions
Dividends from Net Investment Income	(. 954)	(. 890)	(. 831)	(.733)	(. 662)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 954)	(. 890)	(. 831)	(.733)	(. 662)
Net Asset Value, End of Period	$41.41	$36.23	$31.82	$32.94	$29.78

Total Return	17.14%	16.87%	-0.85%	13.19%	33.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,085	$8,684	$7,176	$7,860	$6,431
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.77%	2.59%	2.40%	2.51%
Portfolio Turnover Rate[2]	9%	7%	8%	6%	25%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

47

Value Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

48

Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $3,524,000, representing 0.01% of the fund’s net assets and 1.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	64,865,984	—	—
Temporary Cash Investments	145,162	20,786	—
Futures Contracts—Liabilities[1]	(672)	—	—
Total	65,010,474	20,786	—
1 Represents variation margin on the last day of the reporting period.

49

Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $1,789,646,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $10,700,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $194,036,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $558,094,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $333,377,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $48,652,168,000. Net unrealized appreciation of investment securities for tax purposes was $16,379,764,000, consisting of unrealized gains of $17,615,648,000 on securities that had risen in value since their purchase and $1,235,884,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $15,700,572,000 of investment securities and sold $9,347,867,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,671,185,000 and $4,399,380,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $1,987,844,000 and $1,497,383,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

50

Value Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	293,387	7,695	330,274	9,960
Issued in Lieu of Cash Distributions	33,999	880	32,849	966
Redeemed	(500,569)	(13,111)	(363,995)	(11,030)
Net Increase (Decrease)—Investor Shares	(173,183)	(4,536)	(872)	(104)
ETF Shares
Issued	9,523,235	97,047	8,556,798	100,574
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,417,922)	(44,700)	(3,131,740)	(37,125)
Net Increase (Decrease) —ETF Shares	5,105,313	52,347	5,425,058	63,449
Admiral Shares
Issued	3,563,736	93,479	3,065,991	92,197
Issued in Lieu of Cash Distributions	322,751	8,337	267,386	7,859
Redeemed	(2,567,855)	(67,145)	(1,871,695)	(56,627)
Net Increase (Decrease)—Admiral Shares	1,318,632	34,671	1,461,682	43,429
Institutional Shares
Issued	1,608,868	42,223	1,607,419	48,764
Issued in Lieu of Cash Distributions	220,275	5,697	195,936	5,764
Redeemed	(1,689,640)	(44,068)	(1,327,999)	(40,362)
Net Increase (Decrease)—Institutional Shares	139,503	3,852	475,356	14,166

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

51

Large-Cap Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	1.71%	1.81%	1.81%	1.82%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	594	594	3,775
Median Market Cap	$93.4B	$93.4B	$66.9B
Price/Earnings Ratio	23.2x	23.2x	22.8x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	16.0%	16.0%	15.1%
Earnings Growth Rate	9.6%	9.7%	9.9%
Dividend Yield	1.8%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.3%
Microsoft Corp.	Internet	2.8
Alphabet Inc.	Software	2.7
Amazon.com Inc.	Broadline Retailers	2.0
Facebook Inc.	Internet	1.8
Berkshire Hathaway Inc.	Reinsurance	1.6
Johnson & Johnson	Pharmaceuticals	1.6
JPMorgan Chase & Co.	Banks	1.6
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Bank of America Corp.	Banks	1.2
Top Ten		20.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral
Shares, and 0.04% for Institutional Shares.

52

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.4%	2.4%	2.7%
Consumer Goods	9.3	9.3	9.0
Consumer Services	13.0	13.0	12.8
Financials	19.8	19.8	20.5
Health Care	12.7	12.7	12.5
Industrials	12.2	12.2	13.2
Oil & Gas	5.8	5.8	5.7
Technology	19.8	19.8	18.7
Telecommunications	2.1	2.1	1.9
Utilities	2.9	2.9	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Investment Focus

53

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Large-Cap Index Fund*Investor Shares	21.89%	15.52%	8.43%	$22,461
• • • • • • • •	Spliced Large Cap Index	22.07	15.74	8.63	22,874
– – – –	Large-Cap Core Funds Average	20.42	13.98	7.03	19,720
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	21.16	15.52	8.66	22,948
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	22.03%	15.68%	8.58%	$22,769
Spliced Large Cap Index	22.07	15.74	8.63	22,874
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

See Financial Highlights for dividend and capital gains information.

54

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	22.03%	15.67%	8.57%	$22,756
Spliced Large Cap Index	22.07	15.74	8.63	22,874
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Large-Cap Index Fund Institutional Shares	22.03%	15.68%	8.59%	$11,401,621

Spliced Large Cap Index	22.07	15.74	8.63	11,436,989
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	21.99%	107.26%	128.26%
Large-Cap Index Fund ETF Shares Net Asset Value	22.03	107.13	127.69
Spliced Large Cap Index	22.07	107.73	128.74

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

55

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.4%)
	DowDuPont Inc.	1,855,027	132,115
	Praxair Inc.	228,060	35,276
	Air Products &
	Chemicals Inc.	172,789	28,351
	Ecolab Inc.	207,619	27,858
	LyondellBasell Industries
	NV Class A	249,515	27,527
	PPG Industries Inc.	201,119	23,495
*	Freeport-McMoRan Inc.	1,086,300	20,596
	International Paper Co.	326,624	18,925
	Nucor Corp.	250,662	15,937
	Newmont Mining Corp.	422,670	15,859
	Celanese Corp. Class A	106,957	11,453
	Albemarle Corp.	87,654	11,210
	Arconic Inc.	380,094	10,358
	FMC Corp.	106,061	10,040
	International Flavors &
	Fragrances Inc.	62,548	9,545
	Eastman Chemical Co.	101,879	9,438
	Avery Dennison Corp.	70,185	8,061
	CF Industries Holdings Inc.	184,837	7,863
	Mosaic Co.	278,677	7,151
*	Axalta Coating Systems
	Ltd.	173,488	5,614
	Reliance Steel &
	Aluminum Co.	55,409	4,754
*	Alcoa Corp.	69,136	3,724
	Westlake Chemical Corp.	31,155	3,319
			448,469
Consumer Goods (9.3%)
	Procter & Gamble Co.	2,009,858	184,666
	Coca-Cola Co.	3,036,304	139,306
	PepsiCo Inc.	1,127,148	135,168
	Philip Morris
	International Inc.	1,230,950	130,050
	Altria Group Inc.	1,512,754	108,026

	NIKE Inc. Class B	1,033,922	64,672
	Colgate-Palmolive Co.	694,694	52,415
	Mondelez International
	Inc. Class A	1,129,362	48,337
	Monsanto Co.	348,334	40,678
	General Motors Co.	955,159	39,152
	Ford Motor Co.	3,085,806	38,542
	Kraft Heinz Co.	482,240	37,499
	Activision Blizzard Inc.	568,317	35,986
	Kimberly-Clark Corp.	278,194	33,567
*,^	Tesla Inc.	106,395	33,126
	Constellation Brands Inc.
	Class A	129,495	29,599
	General Mills Inc.	449,299	26,639
*	Electronic Arts Inc.	243,620	25,595
	Estee Lauder Cos. Inc.
	Class A	177,962	22,644
*	Monster Beverage Corp.	334,582	21,176
	Stanley Black & Decker
	Inc.	121,274	20,579
	Tyson Foods Inc. Class A	235,193	19,067
	VF Corp.	253,410	18,752
*	Aptiv plc	210,167	17,828
	Archer-Daniels-Midland
	Co.	441,787	17,707
	Clorox Co.	102,035	15,177
	Kellogg Co.	219,071	14,892
	DR Horton Inc.	281,573	14,380
	Dr Pepper Snapple
	Group Inc.	142,456	13,827
*	Mohawk Industries Inc.	49,940	13,778
	Hershey Co.	112,642	12,786
	Conagra Brands Inc.	322,314	12,141
	Newell Brands Inc.	387,728	11,981
	Molson Coors Brewing
	Co. Class B	138,598	11,375
	JM Smucker Co.	85,112	10,574
	Genuine Parts Co.	110,416	10,491
	Lennar Corp. Class A	164,277	10,389

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Tapestry Inc.	224,404	9,925
	Brown-Forman Corp.
	Class B	144,524	9,924
	Church & Dwight Co. Inc.	197,110	9,889
*	NVR Inc.	2,810	9,858
	McCormick & Co. Inc.	94,722	9,653
	Whirlpool Corp.	56,742	9,569
*	LKQ Corp.	231,863	9,430
	Lear Corp.	53,360	9,427
	BorgWarner Inc.	166,902	8,527
	PVH Corp.	61,047	8,376
	Hasbro Inc.	89,243	8,111
	Snap-on Inc.	44,962	7,837
	Hormel Foods Corp.	209,511	7,624
	Bunge Ltd.	111,217	7,460
	Campbell Soup Co.	154,154	7,416
*	Michael Kors Holdings
	Ltd.	114,058	7,180
	Coty Inc. Class A	355,809	7,077
	PulteGroup Inc.	208,999	6,949
	Harley-Davidson Inc.	132,807	6,757
	Leucadia National Corp.	252,361	6,685
	Lamb Weston Holdings
	Inc.	115,873	6,541
*	WABCO Holdings Inc.	42,647	6,120
	Hanesbrands Inc.	288,509	6,033
*	Lululemon Athletica Inc.	74,311	5,840
	Polaris Industries Inc.	46,873	5,812
*	Take-Two Interactive
	Software Inc.	45,075	4,948
	Ralph Lauren Corp.
	Class A	43,628	4,524
	Mattel Inc.	272,361	4,189
	Ingredion Inc.	28,886	4,038
	Goodyear Tire &
	Rubber Co.	97,026	3,135
*	Under Armour Inc.
	Class A	146,579	2,115
*,^	Under Armour Inc.	156,559	2,085
*	Pilgrim’s Pride Corp.	39,204	1,218
	Lennar Corp. Class B	8,020	414
			1,717,253
Consumer Services (13.0%)
*	Amazon.com Inc.	324,532	379,530
	Home Depot Inc.	926,419	175,584
	Comcast Corp. Class A	3,696,249	148,035
	Walt Disney Co.	1,137,133	122,253
	Wal-Mart Stores Inc.	1,184,760	116,995
	McDonald’s Corp.	632,298	108,831
*	Priceline Group Inc.	38,782	67,393
	Costco Wholesale Corp.	345,789	64,358
*	Netflix Inc.	325,302	62,445
	Starbucks Corp.	1,069,660	61,431
	Lowe’s Cos. Inc.	659,030	61,250

	CVS Health Corp.	801,560	58,113
	Time Warner Inc.	584,841	53,495
*	Charter Communications
	Inc. Class A	147,461	49,541
	Walgreens Boots
	Alliance Inc.	678,968	49,307
	TJX Cos. Inc.	478,313	36,572
	Twenty-First Century
	Fox Inc. Class A	867,778	29,964
*	eBay Inc.	785,042	29,627
	Marriott International Inc.	216,411	29,373
	Delta Air Lines Inc.	507,510	28,421
	Target Corp.	429,998	28,057
	Southwest Airlines Co.	422,554	27,656
	McKesson Corp.	164,920	25,719
	Ross Stores Inc.	305,040	24,479
	Sysco Corp.	370,986	22,530
	Las Vegas Sands Corp.	313,006	21,751
	Yum! Brands Inc.	266,483	21,748
	Carnival Corp.	316,609	21,013
	Dollar General Corp.	215,976	20,088
	Kroger Co.	702,835	19,293
*	Dollar Tree Inc.	178,138	19,116
	American Airlines Group
	Inc.	340,275	17,705
*	O’Reilly Automotive Inc.	67,190	16,162
	Royal Caribbean Cruises
	Ltd.	135,361	16,146
*	AutoZone Inc.	21,725	15,455
	CBS Corp. Class B	261,723	15,442
	Cardinal Health Inc.	248,490	15,225
*	United Continental
	Holdings Inc.	204,636	13,792
	Best Buy Co. Inc.	200,985	13,761
	MGM Resorts
	International	402,580	13,442
	Omnicom Group Inc.	181,745	13,236
	Hilton Worldwide
	Holdings Inc.	164,349	13,125
	Expedia Inc.	99,099	11,869
	AmerisourceBergen
	Corp. Class A	129,168	11,860
	L Brands Inc.	190,604	11,478
	Wynn Resorts Ltd.	65,082	10,972
	Twenty-First Century
	Fox Inc.	317,504	10,833
*	Ulta Beauty Inc.	46,114	10,314
	Nielsen Holdings plc	282,100	10,268
	Tiffany & Co.	93,672	9,737
	Darden Restaurants Inc.	97,662	9,378
*	CarMax Inc.	144,076	9,240
	Viacom Inc. Class B	286,199	8,818
	Wyndham Worldwide
	Corp.	76,031	8,810

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Liberty Interactive Corp.
	QVC Group Class A	347,623	8,489
	Aramark	193,671	8,278
*	DISH Network Corp.
	Class A	170,909	8,161
*	Norwegian Cruise Line
	Holdings Ltd.	144,613	7,701
	Tractor Supply Co.	99,128	7,410
	Kohl’s Corp.	132,973	7,211
	Alaska Air Group Inc.	97,715	7,183
	Gap Inc.	199,561	6,797
*	Chipotle Mexican Grill
	Inc. Class A	22,298	6,445
	News Corp. Class A	380,601	6,170
	Interpublic Group of Cos.
	Inc.	305,591	6,161
	Macy’s Inc.	241,378	6,080
	FactSet Research
	Systems Inc.	30,870	5,951
	Scripps Networks
	Interactive Inc. Class A	68,312	5,832
^	Sirius XM Holdings Inc.	1,081,063	5,795
	Advance Auto Parts Inc.	55,756	5,558
*	Liberty Media
	Corp-Liberty
	SiriusXM Class C	132,717	5,264
	Nordstrom Inc.	92,103	4,364
*	Discovery
	Communications Inc.	175,444	3,714
	Domino’s Pizza Inc.	17,242	3,258
*	Discovery
	Communications Inc.
	Class A	119,875	2,683
*	Liberty Media
	Corp-Liberty
	SiriusXM Class A	67,547	2,679
*	Hyatt Hotels Corp.
	Class A	33,669	2,476
	H&R Block Inc.	84,181	2,207
*,^	Altice USA Inc. Class A	88,000	1,868
*	TripAdvisor Inc.	42,076	1,450
	News Corp. Class B	26,393	438
	CBS Corp. Class A	3,470	206
	Viacom Inc. Class A	3,023	106
			2,410,971
Financials (19.7%)
*	Berkshire Hathaway Inc.
	Class B	1,533,796	304,029
	JPMorgan Chase & Co.	2,747,859	293,856
	Bank of America Corp.	7,850,962	231,760
	Wells Fargo & Co.	3,510,404	212,976
	Visa Inc. Class A	1,437,247	163,875
	Citigroup Inc.	2,095,025	155,891
	Mastercard Inc. Class A	744,516	112,690

Goldman Sachs Group
Inc.	269,677	68,703
US Bancorp	1,251,381	67,049
Morgan Stanley	1,078,020	56,564
American Express Co.	549,732	54,594
PNC Financial Services
Group Inc.	376,634	54,344
Chubb Ltd.	348,818	50,973
Charles Schwab Corp.	954,700	49,043
American Tower Corp.	339,549	48,443
BlackRock Inc.	88,818	45,627
Simon Property Group Inc. 247,034		42,426
American International
Group Inc.	711,044	42,364
Bank of New York Mellon
Corp.	769,618	41,452
CME Group Inc.	269,260	39,325
Capital One Financial
Corp.	387,428	38,580
Prudential Financial Inc.	335,260	38,548
Crown Castle
International Corp.	321,659	35,707
S&P Global Inc.	201,836	34,191
MetLife Inc.	672,318	33,992
Marsh & McLennan
Cos. Inc.	403,687	32,856
Intercontinental
Exchange Inc.	462,896	32,662
BB&T Corp.	624,288	31,040
Allstate Corp.	284,739	29,815
Travelers Cos. Inc.	216,380	29,350
Equinix Inc.	61,900	28,054
Aflac Inc.	310,904	27,291
State Street Corp.	278,672	27,201
Prologis Inc.	418,871	27,021
Aon plc	197,677	26,489
Progressive Corp.	460,265	25,922
Public Storage	117,180	24,491
SunTrust Banks Inc.	376,577	24,323
Synchrony Financial	587,884	22,698
Discover Financial
Services	287,192	22,091
Weyerhaeuser Co.	597,043	21,052
Ameriprise Financial Inc.	118,278	20,045
AvalonBay Communities
Inc.	109,152	19,474
T. Rowe Price Group Inc.	181,949	19,092
Moody’s Corp.	128,547	18,975
Welltower Inc.	296,670	18,919
Digital Realty Trust Inc.	164,016	18,681
M&T Bank Corp.	108,610	18,571
Equity Residential	290,378	18,517
Northern Trust Corp.	173,308	17,312
Fifth Third Bancorp	567,841	17,228

58

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	KeyCorp	849,427	17,133
	Ventas Inc.	281,581	16,898
	Citizens Financial
	Group Inc.	388,528	16,310
	Principal Financial
	Group Inc.	228,611	16,131
	Boston Properties Inc.	122,019	15,866
	Hartford Financial
	Services Group Inc.	281,502	15,843
	Regions Financial Corp.	916,241	15,833
	Willis Towers Watson plc	104,289	15,715
*	SBA Communications
	Corp. Class A	92,910	15,178
	Lincoln National Corp.	172,552	13,264
	Realty Income Corp.	228,700	13,040
	Essex Property Trust Inc.	52,249	12,611
	TD Ameritrade Holding
	Corp.	246,331	12,595
	Huntington Bancshares
	Inc.	852,902	12,418
*	IHS Markit Ltd.	268,393	12,118
	Loews Corp.	238,233	11,919
	Comerica Inc.	137,289	11,918
*	Markel Corp.	10,448	11,902
	Invesco Ltd.	321,853	11,760
	Host Hotels & Resorts
	Inc.	585,216	11,616
	Franklin Resources Inc.	262,346	11,367
	GGP Inc.	485,636	11,359
	Cboe Global Markets Inc.	89,758	11,183
	Equifax Inc.	94,816	11,181
	First Republic Bank	126,905	10,995
	Annaly Capital
	Management Inc.	915,081	10,880
*	E*TRADE Financial Corp.	212,978	10,557
	Vornado Realty Trust	134,813	10,540
*	CBRE Group Inc. Class A	241,024	10,439
	Ally Financial Inc.	349,025	10,178
	Alexandria Real Estate
	Equities Inc.	75,579	9,870
*	SVB Financial Group	41,665	9,740
	Unum Group	176,687	9,698
	HCP Inc.	371,775	9,696
	Cincinnati Financial Corp.	123,214	9,237
	Raymond James
	Financial Inc.	102,476	9,151
	Mid-America Apartment
	Communities Inc.	89,894	9,040
	MSCI Inc. Class A	71,400	9,035
	Arthur J Gallagher & Co.	142,751	9,033
	Affiliated Managers
	Group Inc.	43,861	9,002
*	Arch Capital Group Ltd.	98,974	8,984
	Regency Centers Corp.	120,759	8,354

	Extra Space Storage Inc.	94,662	8,278
	Torchmark Corp.	90,337	8,194
	UDR Inc.	212,052	8,168
	FNF Group	204,898	8,040
	SEI Investments Co.	111,878	8,040
	Zions Bancorporation	157,532	8,007
	Iron Mountain Inc.	211,207	7,969
	Reinsurance Group of
	America Inc. Class A	51,053	7,961
	SL Green Realty Corp.	77,479	7,820
	Duke Realty Corp.	280,871	7,642
	Federal Realty
	Investment Trust	57,259	7,605
	Macerich Co.	111,124	7,299
*	Liberty Broadband Corp.	85,499	7,281
	Everest Re Group Ltd.	32,393	7,167
	XL Group Ltd.	201,837	7,097
	Nasdaq Inc.	91,825	7,055
	Voya Financial Inc.	141,541	7,002
*	Alleghany Corp.	11,576	6,900
	Western Union Co.	361,758	6,877
	Camden Property Trust	73,159	6,735
	AGNC Investment Corp.	308,310	6,225
	VEREIT Inc.	771,341	6,009
	Kimco Realty Corp.	320,745	5,821
	Lazard Ltd. Class A	103,688	5,444
	WR Berkley Corp.	75,334	5,398
	Jones Lang LaSalle Inc.	36,161	5,385
	Invitation Homes Inc.	226,116	5,330
	CIT Group Inc.	103,512	5,096
	People’s United
	Financial Inc.	272,452	5,095
	New York Community
	Bancorp Inc.	370,973	4,830
*	Athene Holding Ltd.
	Class A	90,038	4,656
	Brixmor Property Group
	Inc.	241,994	4,516
*	Brighthouse Financial Inc.	75,454	4,425
*	Black Knight Inc.	89,436	3,949
	Assurant Inc.	21,531	2,171
*	Berkshire Hathaway Inc.
	Class A	6	1,786
*	Liberty Broadband Corp.
	Class A	19,200	1,633
	Axis Capital Holdings Ltd.	32,306	1,624
			3,666,289
Health Care (12.7%)
	Johnson & Johnson	2,128,581	297,405
	Pfizer Inc.	4,725,968	171,175
	UnitedHealth Group Inc.	768,515	169,427
	AbbVie Inc.	1,265,589	122,395
	Merck & Co. Inc.	2,156,979	121,373
	Amgen Inc.	575,977	100,162

59

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Medtronic plc	1,074,136	86,736
	Bristol-Myers Squibb
	Co.	1,298,943	79,599
	Abbott Laboratories	1,382,960	78,926
	Gilead Sciences Inc.	1,033,563	74,044
	Eli Lilly & Co.	784,008	66,217
*	Celgene Corp.	622,940	65,010
	Thermo Fisher
	Scientific Inc.	317,278	60,245
*	Biogen Inc.	167,310	53,300
	Aetna Inc.	258,035	46,547
	Anthem Inc.	203,171	45,716
	Becton Dickinson and Co.	210,788	45,121
	Allergan plc	263,094	43,037
	Cigna Corp.	195,081	39,619
	Stryker Corp.	236,784	36,664
*	Express Scripts Holding
	Co.	448,001	33,439
*	Intuitive Surgical Inc.	88,653	32,353
*	Vertex Pharmaceuticals
	Inc.	200,082	29,984
	Humana Inc.	113,029	28,039
	Zoetis Inc.	385,437	27,767
*	Boston Scientific Corp.	1,086,100	26,924
	Baxter International Inc.	409,277	26,456
*	Illumina Inc.	115,643	25,267
*	Regeneron
	Pharmaceuticals Inc.	62,606	23,537
*	Alexion
	Pharmaceuticals Inc.	167,747	20,061
*	HCA Healthcare Inc.	223,922	19,669
	Zimmer Biomet
	Holdings Inc.	159,930	19,299
*	Edwards Lifesciences
	Corp.	167,178	18,843
*	Mylan NV	404,321	17,107
*	Incyte Corp.	141,736	13,424
*	Centene Corp.	129,532	13,067
*	Laboratory Corp. of
	America Holdings	80,501	12,841
*	Align Technology Inc.	57,287	12,729
*	BioMarin
	Pharmaceutical Inc.	138,642	12,363
*	IQVIA Holdings Inc.	124,137	12,153
	Dentsply Sirona Inc.	181,836	11,970
*	Waters Corp.	59,684	11,530
*	IDEXX Laboratories Inc.	69,165	10,816
	Quest Diagnostics Inc.	107,883	10,625
	ResMed Inc.	112,720	9,546
*	Hologic Inc.	217,528	9,299
*	Henry Schein Inc.	127,748	8,927
	Perrigo Co. plc	100,086	8,724
	Cooper Cos. Inc.	38,744	8,442

*	Varian Medical Systems
	Inc.	73,138	8,129
*	DaVita Inc.	108,483	7,838
	Universal Health Services
	Inc. Class B	69,129	7,836
*	Alkermes plc	122,050	6,680
*	Jazz Pharmaceuticals plc	45,356	6,107
*	Alnylam Pharmaceuticals
	Inc.	35,265	4,480
	Teleflex Inc.	17,750	4,417
*	Seattle Genetics Inc.	37,803	2,022
			2,365,428
Industrials (12.2%)
	Boeing Co.	448,429	132,246
	General Electric Co.	6,873,834	119,948
	3M Co.	472,161	111,133
	Honeywell International
	Inc.	604,178	92,657
	Union Pacific Corp.	623,002	83,545
	United Technologies
	Corp.	602,092	76,809
	Accenture plc Class A	487,609	74,648
	Caterpillar Inc.	470,782	74,186
*	PayPal Holdings Inc.	903,515	66,517
	United Parcel Service Inc.
	Class B	545,920	65,046
	Lockheed Martin Corp.	192,910	61,934
	FedEx Corp.	190,997	47,661
	Danaher Corp.	495,213	45,966
	Raytheon Co.	228,728	42,967
	Northrop Grumman Corp.	137,735	42,272
	General Dynamics Corp.	200,736	40,840
	Deere & Co.	254,197	39,784
	Automatic Data
	Processing Inc.	333,986	39,140
	Illinois Tool Works Inc.	232,021	38,713
	CSX Corp.	671,863	36,959
	Emerson Electric Co.	507,639	35,377
	Norfolk Southern Corp.	226,430	32,810
	Waste Management Inc.	343,310	29,628
	Johnson Controls
	International plc	732,318	27,909
	Eaton Corp. plc	348,441	27,530
	Sherwin-Williams Co.	66,560	27,292
	TE Connectivity Ltd.	277,855	26,407
	Fidelity National
	Information Services Inc.	263,994	24,839
	Cummins Inc.	124,722	22,031
*	Fiserv Inc.	164,684	21,595
	Amphenol Corp. Class A	241,669	21,219
	Parker-Hannifin Corp.	105,364	21,029
	Roper Technologies Inc.	80,907	20,955
	Rockwell Automation Inc.	102,887	20,202
	PACCAR Inc.	277,820	19,747

60

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Fortive Corp.	250,562	18,128
	Ingersoll-Rand plc	197,341	17,601
	Rockwell Collins Inc.	128,748	17,461
	Paychex Inc.	256,363	17,453
	Agilent Technologies Inc.	254,611	17,051
	Waste Connections Inc.	209,224	14,842
*	FleetCor Technologies Inc.	70,764	13,617
	Vulcan Materials Co.	104,612	13,429
	AMETEK Inc.	182,741	13,243
	WestRock Co.	201,808	12,756
	Global Payments Inc.	125,649	12,595
*	Mettler-Toledo
	International Inc.	20,211	12,521
	Fastenal Co.	227,729	12,454
	Dover Corp.	123,114	12,433
	L3 Technologies Inc.	61,981	12,263
*	Verisk Analytics Inc.
	Class A	123,854	11,890
	Republic Services Inc.
	Class A	170,993	11,561
*	United Rentals Inc.	66,893	11,500
	Masco Corp.	259,055	11,383
	Martin Marietta
	Materials Inc.	49,795	11,007
	Textron Inc.	186,992	10,582
	Ball Corp.	277,955	10,521
	Cintas Corp.	67,042	10,447
	Total System Services Inc.	131,186	10,376
	TransDigm Group Inc.	37,150	10,202
	WW Grainger Inc.	42,729	10,095
	CH Robinson Worldwide
	Inc.	110,120	9,811
	Xylem Inc.	142,093	9,691
	Alliance Data Systems
	Corp.	37,395	9,479
*	Vantiv Inc. Class A	128,611	9,459
	Pentair plc	129,294	9,131
	Expeditors International
	of Washington Inc.	140,344	9,079
	Kansas City Southern	81,854	8,613
	Fortune Brands Home &
	Security Inc.	119,601	8,185
*	Trimble Inc.	200,457	8,147
	Owens Corning	88,484	8,135
	JB Hunt Transport
	Services Inc.	69,344	7,973
	Sealed Air Corp.	141,652	6,983
*	Sensata Technologies
	Holding NV	135,124	6,906
	ManpowerGroup Inc.	52,122	6,573
	Jacobs Engineering
	Group Inc.	96,067	6,337
*	Crown Holdings Inc.	107,188	6,029
*	First Data Corp. Class A	359,898	6,014

	Hubbell Inc. Class B	43,718	5,917
	Acuity Brands Inc.	33,338	5,867
	Fluor Corp.	110,450	5,705
	Wabtec Corp.	68,767	5,600
	Xerox Corp.	190,709	5,559
*	Arrow Electronics Inc.	69,070	5,554
	Robert Half International
	Inc.	93,760	5,207
*	Stericycle Inc.	67,546	4,592
	Allison Transmission
	Holdings Inc.	106,177	4,573
	Packaging Corp. of
	America	37,284	4,495
*	CoStar Group Inc.	14,245	4,230
	Huntington Ingalls
	Industries Inc.	17,820	4,200
	Macquarie Infrastructure
	Corp.	63,304	4,064
	Cognex Corp.	64,913	3,970
*	IPG Photonics Corp.	13,744	2,943
	FLIR Systems Inc.	55,158	2,571
	Flowserve Corp.	51,169	2,156
			2,262,700
Oil & Gas (5.8%)
	Exxon Mobil Corp.	3,355,461	280,651
	Chevron Corp.	1,504,582	188,359
	Schlumberger Ltd.	1,099,220	74,076
	ConocoPhillips	950,270	52,160
	EOG Resources Inc.	457,094	49,325
	Occidental Petroleum
	Corp.	605,223	44,581
	Phillips 66	340,679	34,460
	Halliburton Co.	655,544	32,036
	Valero Energy Corp.	346,135	31,813
	Kinder Morgan Inc.	1,502,584	27,152
	Marathon Petroleum
	Corp.	386,282	25,487
	Pioneer Natural
	Resources Co.	134,552	23,257
	Anadarko Petroleum
	Corp.	432,345	23,191
	Williams Cos. Inc.	653,316	19,920
*	Concho Resources Inc.	117,784	17,693
	Devon Energy Corp.	401,024	16,602
	Andeavor	117,063	13,385
	Apache Corp.	302,858	12,787
	EQT Corp.	203,537	11,585
	Marathon Oil Corp.	672,874	11,392
	Hess Corp.	238,624	11,327
	Noble Energy Inc.	385,509	11,234
	National Oilwell Varco Inc.	300,363	10,819
	Baker Hughes a GE Co.	339,307	10,736
	Cabot Oil & Gas Corp.	366,329	10,477
	Cimarex Energy Co.	75,352	9,194

61

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Cheniere Energy Inc.	160,505	8,642
	OGE Energy Corp.	158,661	5,221
	Targa Resources Corp.	85,592	4,144
*	Continental Resources
	Inc.	75,364	3,992
	HollyFrontier Corp.	69,887	3,580
*	Antero Resources Corp.	176,767	3,358
	Helmerich & Payne Inc.	38,345	2,479
			1,085,115
Technology (19.8%)
	Apple Inc.	3,660,812	619,519
	Microsoft Corp.	6,111,229	522,755
*	Facebook Inc. Class A	1,889,620	333,442
*	Alphabet Inc. Class A	236,258	248,874
*	Alphabet Inc. Class C	235,397	246,319
	Intel Corp.	3,708,644	171,191
	Cisco Systems Inc.	3,920,368	150,150
	Oracle Corp.	2,480,857	117,295
	International Business
	Machines Corp.	697,170	106,960
	NVIDIA Corp.	431,599	83,514
	Broadcom Ltd.	323,691	83,156
	Texas Instruments Inc.	783,021	81,779
	QUALCOMM Inc.	1,167,303	74,731
*	Adobe Systems Inc.	390,160	68,372
*	salesforce.com Inc.	546,905	55,910
	Applied Materials Inc.	843,781	43,134
*	Micron Technology Inc.	866,925	35,648
	Cognizant Technology
	Solutions Corp. Class A	467,391	33,194
	Intuit Inc.	192,184	30,323
	HP Inc.	1,321,471	27,764
	Analog Devices Inc.	291,484	25,951
	Lam Research Corp.	128,077	23,575
	Corning Inc.	687,083	21,980
	DXC Technology Co.	225,668	21,416
	Western Digital Corp.	233,776	18,592
*	Autodesk Inc.	173,190	18,156
	Hewlett Packard
	Enterprise Co.	1,260,130	18,095
*	ServiceNow Inc.	136,393	17,784
*	Red Hat Inc.	140,272	16,847
*	Cerner Corp.	249,518	16,815
	Microchip Technology
	Inc.	184,622	16,225
	Skyworks Solutions Inc.	145,362	13,802
	Symantec Corp.	489,700	13,741
	Xilinx Inc.	198,138	13,358
	Harris Corp.	94,071	13,325
	KLA-Tencor Corp.	124,217	13,051
*	Dell Technologies Inc.
	Class V	160,430	13,040
*	Twitter Inc.	498,908	11,979
	NetApp Inc.	213,091	11,788

	Maxim Integrated
	Products Inc.	222,971	11,657
	Motorola Solutions Inc.	128,419	11,601
*	Workday Inc. Class A	108,199	11,008
*	Synopsys Inc.	118,609	10,110
*	Palo Alto Networks Inc.	69,001	10,001
*	Citrix Systems Inc.	112,990	9,943
*	ANSYS Inc.	67,206	9,919
	Seagate Technology plc	228,535	9,562
*	Cadence Design
	Systems Inc.	223,048	9,328
*	Splunk Inc.	110,528	9,156
*	Arista Networks Inc.	37,544	8,845
	Juniper Networks Inc.	295,787	8,430
*	Gartner Inc.	67,909	8,363
	CA Inc.	249,467	8,302
*	Akamai Technologies Inc.	126,747	8,244
	CDK Global Inc.	108,545	7,737
*	VeriSign Inc.	65,972	7,550
*	VMware Inc. Class A	60,237	7,549
*,^	Advanced Micro
	Devices Inc.	724,218	7,445
*	Square Inc.	201,867	6,999
*	Qorvo Inc.	100,658	6,704
	Marvell Technology
	Group Ltd.	310,243	6,661
*	F5 Networks Inc.	49,351	6,476
*,^	Snap Inc.	340,924	4,981
	LogMeIn Inc.	42,131	4,824
	Garmin Ltd.	73,987	4,407
*	Premier Inc. Class A	22,082	645
			3,669,997
Telecommunications (2.1%)
	AT&T Inc.	4,864,400	189,128
	Verizon
	Communications Inc.	3,231,509	171,044
*	T-Mobile US Inc.	230,714	14,653
	CenturyLink Inc.	759,532	12,669
*	Zayo Group Holdings Inc.	155,958	5,739
*	Sprint Corp.	478,998	2,821
			396,054
Utilities (2.9%)
	NextEra Energy Inc.	373,469	58,332
	Duke Energy Corp.	554,348	46,626
	Dominion Energy Inc.	509,216	41,277
	Southern Co.	794,369	38,201
	Exelon Corp.	759,397	29,928
	American Electric
	Power Co. Inc.	389,542	28,659
	Sempra Energy	198,631	21,238
	Consolidated Edison Inc.	245,242	20,833
	Public Service
	Enterprise Group Inc.	400,668	20,634
	Xcel Energy Inc.	402,431	19,361
	PG&E Corp.	406,711	18,233

62

Large-Cap Index Fund

		Market
		Value•
	Shares	($000)
PPL Corp.	548,856	16,987
WEC Energy Group Inc.	249,088	16,547
ONEOK Inc.	306,269	16,370
Edison International	257,624	16,292
Eversource Energy	250,816	15,847
DTE Energy Co.	141,763	15,517
American Water Works
Co. Inc.	141,210	12,919
Entergy Corp.	145,235	11,821
Ameren Corp.	191,987	11,325
FirstEnergy Corp.	353,794	10,833
CMS Energy Corp.	223,069	10,551
CenterPoint Energy Inc.	340,566	9,659
Alliant Energy Corp.	181,603	7,738
Pinnacle West Capital
Corp.	88,254	7,518
NiSource Inc.	265,416	6,813
AES Corp.	523,998	5,675
SCANA Corp.	108,049	4,298
Avangrid Inc.	49,923	2,525
		542,557
Total Common Stocks
(Cost $11,653,790)		18,564,833
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market
Liquidity Fund,
1.458%	181,759	18,178

	Face
	Amount
	($000)
U. S. Government and Agency Obligations (0.0%)
United States Cash
Management Bill,
1.048%, 1/2/18	3,000	3,000
4 United States Treasury
Bill, 1.446%, 5/31/18	1,100	1,093
		4,093
Total Temporary Cash Investments
(Cost $22,271)		22,271
Total Investments (100.0%)
(Cost $11,676,061)		18,587,104

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	1,019
Receivables for Investment Securities Sold 19,185
Receivables for Accrued Income	18,763
Receivables for Capital Shares Issued	18,738
Total Other Assets	57,705
Liabilities
Payables for Investment Securities
Purchased	(29,216)
Collateral for Securities on Loan	(18,119)
Payables for Capital Shares Redeemed	(3,734)
Payables for Distributions	(114)
Payables to Vanguard	(6,061)
Variation Margin Payable—
Future Contracts	(58)
Other Liabilities	(815)
Total Liabilities	(58,117)
Net Assets (100%)	18,586,692

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	11,797,297
Overdistributed Net Investment Income	(3,011)
Accumulated Net Realized Losses	(118,765)
Unrealized Appreciation (Depreciation)
Investment Securities	6,911,043
Futures Contracts	128
Net Assets	18,586,692

63

Large-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 7,820,918 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	386,968
Net Asset Value Per Share—
Investor Shares	$49.48

ETF Shares—Net Assets
Applicable to 94,809,985 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,612,841
Net Asset Value Per Share—
ETF Shares	$122.49

Admiral Shares—Net Assets
Applicable to 86,895,370 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,375,346
Net Asset Value Per Share—
Admiral Shares	$61.86

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,758,502 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,211,537
Net Asset Value Per Share—
Institutional Shares	$254.60

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $17,069,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $18,119,000 of collateral received for securities on loan.
4 Securities with a value of $596,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	120	16,056	128

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	315,903
Interest[1]	611
Securities Lending—Net	624
Total Income	317,138
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,675
Management and Administrative—Investor Shares	509
Management and Administrative—ETF Shares	2,052
Management and Administrative—Admiral Shares	1,029
Management and Administrative—Institutional Shares	204
Marketing and Distribution—Investor Shares	77
Marketing and Distribution—ETF Shares	436
Marketing and Distribution—Admiral Shares	359
Marketing and Distribution—Institutional Shares	23
Custodian Fees	250
Auditing Fees	40
Shareholders’ Reports and Proxy—Investor Shares	38
Shareholders’ Reports and Proxy—ETF Shares	641
Shareholders’ Reports and Proxy—Admiral Shares	119
Shareholders’ Reports and Proxy—Institutional Shares	2
Trustees’ Fees and Expenses	11
Total Expenses	8,465
Net Investment Income	308,673
Realized Net Gain (Loss)
Investment Securities Sold[1]	206,574
Futures Contracts	11,399
Realized Net Gain (Loss)	217,973
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,670,515
Futures Contracts	311
Change in Unrealized Appreciation (Depreciation)	2,670,826
Net Increase (Decrease) in Net Assets Resulting from Operations	3,197,472
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $583,000, ($8,000), and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,673	261,672
Realized Net Gain (Loss)	217,973	134,455
Change in Unrealized Appreciation (Depreciation)	2,670,826	1,016,841
Net Increase (Decrease) in Net Assets Resulting from Operations	3,197,472	1,412,968
Distributions
Net Investment Income
Investor Shares	(7,172)	(7,448)
ETF Shares	(190,180)	(158,127)
Admiral Shares	(91,116)	(79,259)
Institutional Shares	(20,083)	(17,725)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Investor Shares	—	—
Total Distributions	(308,551)	(262,559)
Capital Share Transactions
Investor Shares	(86,883)	(7,876)
ETF Shares	1,372,048	1,302,695
Admiral Shares	392,051	257,948
Institutional Shares	89,869	63,094
Net Increase (Decrease) from Capital Share Transactions	1,767,085	1,615,861
Total Increase (Decrease)	4,656,006	2,766,270
Net Assets
Beginning of Period	13,930,686	11,164,416
End of Period[1]	18,586,692	13,930,686
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,011,000) and ($3,133,000).

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.31	$37.78	$38.12	$34.24	$26.32
Investment Operations
Net Investment Income	. 819[1]	.768	.702	.624	.556
Net Realized and Unrealized Gain (Loss)
on Investments	8.161	3.533	(.348)	3.879	7.921
Total from Investment Operations	8.980	4.301	.354	4.503	8.477
Distributions
Dividends from Net Investment Income	(. 810)	(.771)	(. 694)	(. 623)	(. 557)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 810)	(.771)	(. 694)	(. 623)	(. 557)
Net Asset Value, End of Period	$49.48	$41.31	$37.78	$38.12	$34.24

Total Return[2]	21.89%	11.50%	0.93%	13.24%	32.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$387	$400	$375	$399	$391
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.81%	2.02%	1.86%	1.76%	1.82%
Portfolio Turnover Rate [3]	3%	5%	4%	3%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$102.27	$93.52	$94.36	$84.76	$65.15
Investment Operations
Net Investment Income	2.168[1]	2.018	1.850	1.672	1.488
Net Realized and Unrealized Gain (Loss)
on Investments	20.196	8.754	(.859)	9.599	19.610
Total from Investment Operations	22.364	10.772	. 991	11.271	21.098
Distributions
Dividends from Net Investment Income	(2.144)	(2.022)	(1.831)	(1.671)	(1.488)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.144)	(2.022)	(1.831)	(1.671)	(1.488)
Net Asset Value, End of Period	$122.49	$102.27	$93.52	$94.36	$84.76

Total Return	22.03%	11.65%	1.07%	13.39%	32.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,613	$8,468	$6,469	$5,619	$4,707
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.93%	2.14%	1.98%	1.90%	1.97%
Portfolio Turnover Rate[2]	3%	5%	4%	3%	9%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$51.65	$47.23	$47.65	$42.81	$32.90
Investment Operations
Net Investment Income	1.094[1]	1.019	.936	.846	.752
Net Realized and Unrealized Gain (Loss)
on Investments	10.197	4.422	(.430)	4.839	9.909
Total from Investment Operations	11.291	5.441	.506	5.685	10.661
Distributions
Dividends from Net Investment Income	(1.081)	(1.021)	(.926)	(.845)	(.751)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.081)	(1.021)	(.926)	(.845)	(.751)
Net Asset Value, End of Period	$61.86	$51.65	$47.23	$47.65	$42.81

Total Return[2]	22.03%	11.65%	1.07%	13.38%	32.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,375	$4,130	$3,527	$3,085	$1,438
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.93%	2.14%	1.98%	1.90%	1.97%
Portfolio Turnover Rate [3]	3%	5%	4%	3%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$212.59	$194.40	$196.14	$176.18	$135.42
Investment Operations
Net Investment Income	4.529[1]	4.215	3.865	3.492	3.105
Net Realized and Unrealized Gain (Loss)
on Investments	41.958	18.199	(1.781)	19.957	40.761
Total from Investment Operations	46.487	22.414	2.084	23.449	43.866
Distributions
Dividends from Net Investment Income	(4.477)	(4.224)	(3.824)	(3.489)	(3.106)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.477)	(4.224)	(3.824)	(3.489)	(3.106)
Net Asset Value, End of Period	$254.60	$212.59	$194.40	$196.14	$176.18

Total Return	22.03%	11.66%	1.07%	13.41%	32.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,212	$932	$794	$857	$750
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.94%	2.15%	1.99%	1.91%	1.98%
Portfolio Turnover Rate[2]	3%	5%	4%	3%	9%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

71

Large-Cap Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

72

Large-Cap Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,019,000, representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,564,833	—	—
Temporary Cash Investments	18,178	4,093	—
Futures Contracts—Liabilities[1]	(58)	—	—
Total	18,582,953	4,093	—
1 Represents variation margin on the last day of the reporting period.

73

Large-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $193,166,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $2,578,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $25,118,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $118,637,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $94,460,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $11,676,061,000. Net unrealized appreciation of investment securities for tax purposes was $6,911,043,000, consisting of unrealized gains of $7,138,365,000 on securities that had risen in value since their purchase and $227,322,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $2,637,502,000 of investment securities and sold $840,557,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,581,444,000 and $318,266,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $75,450,000 and $93,360,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

74

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	118,135	2,621	101,335	2,631
Issued in Lieu of Cash Distributions	6,912	150	7,219	184
Redeemed	(211,930)	(4,643)	(116,430)	(3,038)
Net Increase (Decrease)—Investor Shares	(86,883)	(1,872)	(7,876)	(223)
ETF Shares
Issued	1,614,290	14,185	1,676,305	17,626
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(242,242)	(2,175)	(373,610)	(4,000)
Net Increase (Decrease)—ETF Shares	1,372,048	12,010	1,302,695	13,626
Admiral Shares
Issued	1,077,132	19,032	926,021	19,289
Issued in Lieu of Cash Distributions	74,998	1,299	65,902	1,340
Redeemed	(760,079)	(13,403)	(733,975)	(15,332)
Net Increase (Decrease)—Admiral Shares	392,051	6,928	257,948	5,297
Institutional Shares
Issued	316,743	1,353	182,420	894
Issued in Lieu of Cash Distributions	16,062	67	13,214	65
Redeemed	(242,936)	(1,043)	(132,540)	(660)
Net Increase (Decrease)—Institutional Shares	89,869	377	63,094	299

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

75

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

76

Special 2017 tax information (unaudited) for Vanguard U.S Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	774,359
Value Index Fund	1,454,496
Large-Cap Index Fund	308,551

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	86.7%
Value Index Fund	97.6
Large-Cap Index Fund	94.1

77

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2017
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	27.65%	15.92%	9.36%
Returns After Taxes on Distributions	27.30	15.59	9.11
Returns After Taxes on Distributions and Sale of
Fund Shares	15.88	12.80	7.64

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	16.99%	15.21%	7.51%
Returns After Taxes on Distributions	16.34	14.58	6.99
Returns After Taxes on Distributions and Sale of
Fund Shares	10.08	12.15	5.99

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund Investor Shares
Returns Before Taxes	21.89%	15.52%	8.43%
Returns After Taxes on Distributions	21.39	15.03	8.04
Returns After Taxes on Distributions and Sale of
Fund Shares	12.76	12.44	6.81

78

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

79

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,113.12	$0.85
ETF Shares	1,000.00	1,113.70	0.21
Admiral Shares	1,000.00	1,113.79	0.21
Institutional Shares	1,000.00	1,113.85	0.16
Value Index Fund
Investor Shares	$1,000.00	$1,113.41	$0.85
ETF Shares	1,000.00	1,113.89	0.21
Admiral Shares	1,000.00	1,114.10	0.21
Institutional Shares	1,000.00	1,114.16	0.16
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,113.25	$0.85
ETF Shares	1,000.00	1,113.93	0.21
Admiral Shares	1,000.00	1,113.79	0.21
Institutional Shares	1,000.00	1,113.90	0.21
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Value Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.16% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.03% for
Institutional Shares; for the Value Index Fund, 0.16% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.03% for
Institutional Shares; and for the Large-Cap Index Fund, 0.16% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and
0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

80

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

81

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US

Large Cap Value Index thereafter.

82

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022018

Annual Report | December 31, 2017

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Results of Proxy Voting.	7
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	36
About Your Fund’s Expenses.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Total Stock Market Index Fund returned about 21% for the 12 months ended December 31, 2017. The fund closely tracked its target index, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• For the 12 months, large-cap stocks outperformed their small- and mid-cap counterparts. Growth stocks outpaced value.

• Nine of the fund’s ten market sectors recorded positive returns, with technology, financials, and industrials contributing most to overall performance. Eight sectors had double-digit returns.

• Oil and gas and telecommunications were the only detractors.

• For the ten years ended December 31, 2017, the fund posted an average annual return of well over 8%, in line with its benchmark and about 2 percentage points higher than its peer average.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	21.05%
ETF Shares
Market Price	21.17
Net Asset Value	21.16
Admiral™ Shares	21.17
Institutional Shares	21.17
Institutional Plus Shares	21.19
Institutional Select Shares	21.20
CRSP US Total Market Index	21.19
Multi-Cap Core Funds Average	19.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Total Stock Market Index Fund Investor Shares	8.60%
Spliced Total Stock Market Index	8.71
Multi-Cap Core Funds Average	6.74
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
					Institutional
Investor	ETF	Admiral	Institutional	Institutional	Select	Peer Group
Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Stock Market Index Fund 0.15%	0.04%	0.04%	0.035%	0.02%	0.01%	1.12%

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the fund’s expense ratios were: 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for
Admiral Shares, 0.035% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The
peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end
2016.

Peer group: Multi-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

3

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

4

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

5

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

6

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	10,555,505,764	302,858,072	97.2%
Emerson U. Fullwood	10,550,271,249	308,092,588	97.2%
Amy Gutmann	10,549,661,393	308,702,444	97.2%
JoAnn Heffernan Heisen	10,561,362,394	297,001,443	97.3%
F. Joseph Loughrey	10,550,135,548	308,228,289	97.2%
Mark Loughridge	10,554,054,699	304,309,138	97.2%
Scott C. Malpass	10,546,031,165	312,332,672	97.1%
F. William McNabb III	10,544,013,615	314,350,222	97.1%
Deanna Mulligan	10,560,536,084	297,827,753	97.3%
André F. Perold	10,509,222,915	349,140,922	96.8%
Sarah Bloom Raskin	10,554,241,538	304,122,299	97.2%
Peter F. Volanakis	10,551,315,296	307,048,541	97.2%
*Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total Stock Market
Index Fund	5,008,370,537	257,964,032	206,420,919	577,947,085	82.8%

7

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total Stock Market
Index Fund	5,066,058,308	243,641,238	163,055,942	577,947,085	83.7%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total Stock Market
Index Fund	1,158,533,020	369,601,654	3,944,620,814	577,947,085	19.1%

8

Total Stock Market Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX	VSTSX
Expense Ratio[1]	0.15%	0.04%	0.04%	0.035%	0.02%	0.01%
30-Day SEC Yield	1.65%	1.75%	1.75%	1.76%	1.77%	1.78%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,638	3,581
Median Market Cap	$66.8B	$66.8B
Price/Earnings Ratio	22.9x	22.9x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.1%	15.1%
Earnings Growth Rate	9.9%	9.9%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.1%	0.0%
Turnover Rate	3%	—
Short-Term Reserves	0.2%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.7%
Consumer Goods	9.0	9.0
Consumer Services	12.8	12.8
Financials	20.5	20.5
Health Care	12.6	12.6
Industrials	13.3	13.3
Oil & Gas	5.7	5.7
Technology	18.5	18.5
Telecommunications	1.9	1.9
Utilities	3.0	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.8%
Microsoft Corp.	Software	2.4
Alphabet Inc.	Internet	2.3
Amazon.com Inc.	Broadline Retailers	1.7
Facebook Inc.	Internet	1.5
Berkshire Hathaway Inc.	Reinsurance	1.4
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Banks	1.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.3
Bank of America Corp.	Banks	1.1
Top Ten		17.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral
Shares, 0.035% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares.

9

Total Stock Market Index Fund

Investment Focus

10

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Stock Market Index Fund
	Investor Shares	21.05%	15.42%	8.60%	$22,811
• • • • • • • •	Spliced Total Stock Market Index	21.19	15.56	8.71	23,061
– – – –	Multi-Cap Core Funds Average	19.15	13.18	6.74	19,192
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	21.16%	15.55%	8.72%	$23,069
Spliced Total Stock Market Index	21.19	15.56	8.71	23,061

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral Shares	21.17%	15.55%	8.72%	$23,063
Spliced Total Stock Market Index	21.19	15.56	8.71	23,061

See Financial Highlights for dividend and capital gains information.

11

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	21.17%	15.55%	8.73%	$11,544,247

Spliced Total Stock Market Index	21.19	15.56	8.71	11,530,358

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/28/2015)	Investment
Total Stock Market Index Fund Institutional
Plus Shares	21.19%	10.96%	$132,101,063
CRSP US Total Market Index	21.19	10.95	123,548,657
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	10.92	131,983,262
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/27/2016)	Investment
Total Stock Market Index Fund Institutional
Select Shares	21.20%	24.04%	$6,923,387,718
CRSP US Total Market Index	21.19	24.02	6,921,548,883
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	24.04	6,923,899,626
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares Market
Price	21.17%	106.03%	131.18%
Total Stock Market Index Fund ETF Shares Net
Asset Value	21.16	105.97	130.69
Spliced Total Stock Market Index	21.19	106.08	130.61

12

Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

For a benchmark description, see the Glossary.

13

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
DowDuPont Inc.	56,375,123	4,015,036	0.6%
Basic Materials—Other †		13,903,259	2.1%
		17,918,295	2.7%
Consumer Goods
Procter & Gamble Co.	61,125,747	5,616,234	0.9%
Coca-Cola Co.	92,395,438	4,239,103	0.6%
PepsiCo Inc.	34,268,128	4,109,434	0.6%
Philip Morris International Inc.	37,427,463	3,954,211	0.6%
Altria Group Inc.	46,001,334	3,284,955	0.5%
Consumer Goods—Other †		38,211,898	5.8%
		59,415,835	9.0%
Consumer Services
* Amazon.com Inc.	9,872,842	11,545,993	1.7%
Home Depot Inc.	28,149,308	5,335,138	0.8%
Comcast Corp. Class A	112,431,166	4,502,868	0.7%
Walt Disney Co.	34,585,185	3,718,253	0.6%
Wal-Mart Stores Inc.	36,002,550	3,555,252	0.5%
McDonald’s Corp.	19,210,798	3,306,563	0.5%
1 Consumer Services—Other †		52,540,855	7.9%
		84,504,922	12.7%
Financials
* Berkshire Hathaway Inc. Class B	45,474,304	9,013,917	1.4%
JPMorgan Chase & Co.	83,637,226	8,944,165	1.3%
Bank of America Corp.	238,841,012	7,050,587	1.1%
Wells Fargo & Co.	106,828,251	6,481,270	1.0%
Visa Inc. Class A	43,714,213	4,984,295	0.8%
Citigroup Inc.	63,729,446	4,742,108	0.7%
Mastercard Inc. Class A	22,636,557	3,426,269	0.5%

14

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Berkshire Hathaway Inc. Class A	984	292,838	0.0%
1	Financials—Other †		90,860,439	13.7%
			135,795,888	20.5%
Health Care
	Johnson & Johnson	64,720,544	9,042,754	1.4%
	Pfizer Inc.	143,596,574	5,201,068	0.8%
	UnitedHealth Group Inc.	23,347,645	5,147,222	0.8%
	AbbVie Inc.	38,462,505	3,719,709	0.6%
	Merck & Co. Inc.	65,669,237	3,695,208	0.5%
	Amgen Inc.	17,490,589	3,041,613	0.4%
	Medtronic plc	32,616,588	2,633,789	0.4%
	Bristol-Myers Squibb Co.	39,434,795	2,416,564	0.4%
	Abbott Laboratories	41,934,913	2,393,225	0.3%
	Health Care—Other †		45,758,574	6.9%
			83,049,726	12.5%
Industrials
	Boeing Co.	13,638,101	4,022,012	0.6%
	General Electric Co.	209,030,693	3,647,586	0.5%
	3M Co.	14,352,804	3,378,219	0.5%
	Honeywell International Inc.	18,353,252	2,814,655	0.4%
	Union Pacific Corp.	18,973,969	2,544,409	0.4%
	United Technologies Corp.	18,279,165	2,331,873	0.4%
1	Industrials—Other †		69,557,318	10.5%
			88,296,072	13.3%
Oil & Gas
	Exxon Mobil Corp.	102,086,256	8,538,494	1.3%
	Chevron Corp.	45,755,089	5,728,080	0.9%
1	Oil & Gas—Other †		23,491,801	3.5%
			37,758,375	5.7%

[1,2]Other †			9,473	0.0%

Technology
	Apple Inc.	111,385,671	18,849,797	2.9%
	Microsoft Corp.	185,889,867	15,901,019	2.4%
*	Facebook Inc. Class A	57,482,974	10,143,446	1.5%
*	Alphabet Inc. Class A	7,176,778	7,560,018	1.1%
*	Alphabet Inc. Class C	7,172,896	7,505,718	1.1%
	Intel Corp.	112,809,258	5,207,275	0.8%
	Cisco Systems Inc.	119,127,654	4,562,589	0.7%
	Oracle Corp.	75,440,549	3,566,829	0.5%
	International Business Machines Corp.	21,200,610	3,252,598	0.5%
	NVIDIA Corp.	13,146,656	2,543,878	0.4%
	Broadcom Ltd.	9,833,581	2,526,247	0.4%
	Texas Instruments Inc.	23,756,919	2,481,173	0.4%
1	Technology—Other †		38,235,717	5.8%
			122,336,304	18.5%

15

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunications
AT&T Inc.		147,965,786	5,752,910	0.9%
Verizon Communications Inc.		98,328,595	5,204,532	0.8%
Telecommunications—Other †			1,552,714	0.2%
			12,510,156	1.9%

Utilities †			19,870,434	3.0%
Total Common Stocks (Cost $409,537,038)			661,465,480	99.8%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.458%	45,238,970	4,524,349	0.7%

6U.S. Government and Agency Obligations †			169,422	0.0%
Total Temporary Cash Investments (Cost $4,693,602)			4,693,771	0.7%[3]
[7]Total Investments (Cost $414,230,640)			666,159,251	100.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			36,381
Receivables for Investment Securities Sold			597,670
Receivables for Accrued Income			720,762
Receivables for Capital Shares Issued			555,772
Unrealized Appreciation - Swap Contracts			755
Other Assets			13,495
Total Other Assets			1,924,835	0.3%
Liabilities
Payables for Investment Securities Purchased			(847,582)
Collateral for Securities on Loan			(2,211,757)
Payables for Capital Shares Redeemed			(2,213,298)
Payables to Vanguard			(218,756)
Variation Margin Payable—Futures Contracts			(14,444)
Unrealized Depreciation—Swap Contracts			(1,078)
Total Liabilities			(5,506,915)	(0.8%)
Net Assets			662,577,171	100.0%

16

Total Stock Market Index Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	412,411,988
Overdistributed Net Investment Income	(98,960)
Accumulated Net Realized Losses	(1,663,394)
Unrealized Appreciation (Depreciation)
Investment Securities	251,928,611
Futures Contracts	(751)
Swap Contracts	(323)
Net Assets	662,577,171

Investor Shares—Net Assets
Applicable to 1,900,547,682 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	126,766,010
Net Asset Value Per Share—Investor Shares	$66.70

ETF Shares—Net Assets
Applicable to 670,211,061 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	91,862,048
Net Asset Value Per Share—ETF Shares	$137.06

Admiral Shares—Net Assets
Applicable to 2,849,166,062 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	190,099,458
Net Asset Value Per Share—Admiral Shares	$66.72

Institutional Shares—Net Assets
Applicable to 1,701,675,121 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	113,556,787
Net Asset Value Per Share—Institutional Shares	$66.73

Institutional Plus Shares—Net Assets
Applicable to 1,007,876,158 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	126,130,339
Net Asset Value Per Share—Institutional Plus Shares	$125.14

17

Total Stock Market Index Fund

Amount
($000)
Institutional Select Shares—Net Assets
Applicable to 107,853,635 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,162,529
Net Asset Value Per Share—Institutional Select Shares	$131.31

• See Note A in Notes to Financial Statements.
* Non-income producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,211,757,000 of collateral received for securities on loan.
6 Securities with a value of $91,669,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $2,033,653,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	6,603	883,481	(2,111)
E-mini Russell 2000 Index	March 2018	1,914	147,043	1,159
E-mini S&P Mid-Cap 400 Index	March 2018	240	45,658	201
				(751)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

18

Total Stock Market Index Fund

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group	1/10/18	GSCM	8,120	(1.895%)	649
Gaming and Leisure Properties Inc.	3/21/18	GSCM	17,645	(2.051%)	106
SLM Corp.	2/26/18	GSI	38,985	(1.964%)	(1,078)
					(323)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

At December 31, 2017, the counterparties had deposited in segregated accounts cash of
$3,960,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	11,052,585
Interest[1]	32,311
Securities Lending—Net	109,770
Total Income	11,194,666
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19,506
Management and Administrative—Investor Shares	138,370
Management and Administrative—ETF Shares	21,717
Management and Administrative—Admiral Shares	48,094
Management and Administrative—Institutional Shares	25,275
Management and Administrative—Institutional Plus Shares	15,652
Management and Administrative—Institutional Select Shares	653
Marketing and Distribution—Investor Shares	16,089
Marketing and Distribution—ETF Shares	3,508
Marketing and Distribution—Admiral Shares	9,942
Marketing and Distribution—Institutional Shares	2,645
Marketing and Distribution—Institutional Plus Shares	1,389
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	4,951
Auditing Fees	439
Shareholders’ Reports and Proxy—Investor Shares	4,146
Shareholders’ Reports and Proxy—ETF Shares	3,311
Shareholders’ Reports and Proxy—Admiral Shares	2,531
Shareholders’ Reports and Proxy—Institutional Shares	1,883
Shareholders’ Reports and Proxy—Institutional Plus Shares	63
Shareholders’ Reports and Proxy—Institutional Select Shares	—
Trustees’ Fees and Expenses	424
Total Expenses	320,589
Net Investment Income	10,874,077
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,038,675
Futures Contracts	513,428
Swap Contracts	(3,817)
Realized Net Gain (Loss)	4,548,286
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	97,109,096
Futures Contracts	19,407
Swap Contracts	176
Change in Unrealized Appreciation (Depreciation)	97,128,679
Net Increase (Decrease) in Net Assets Resulting from Operations	112,551,042
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,754,000, $64,000, and $95,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,874,077	9,073,422
Realized Net Gain (Loss)	4,548,286	4,014,156
Change in Unrealized Appreciation (Depreciation)	97,128,679	42,114,142
Net Increase (Decrease) in Net Assets Resulting from Operations	112,551,042	55,201,720
Distributions
Net Investment Income
Investor Shares	(2,050,561)	(1,930,782)
ETF Shares	(1,517,300)	(1,282,510)
Admiral Shares	(3,194,026)	(2,820,690)
Institutional Shares	(1,832,069)	(1,428,815)
Institutional Plus Shares	(2,069,350)	(1,567,690)
Institutional Select Shares	(220,025)	(66,263)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(10,883,331)	(9,096,750)
Capital Share Transactions
Investor Shares	2,531,635	(2,633,123)
ETF Shares	7,977,735	6,156,065
Admiral Shares	8,806,511	11,172,716
Institutional Shares	17,246,738	14,683,001
Institutional Plus Shares	22,241,001	13,965,811
Institutional Select Shares	3,653,908	8,351,435
Net Increase (Decrease) from Capital Share Transactions	62,457,528	51,695,905
Total Increase (Decrease)	164,125,239	97,800,875
Net Assets
Beginning of Period	498,451,932	400,651,057
End of Period[1]	662,577,171	498,451,932
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($98,960,000) and ($85,889,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$56.06	$50.78	$51.58	$46.67	$35.64
Investment Operations
Net Investment Income	1.086[1]	1.022	.954	.854	.757
Net Realized and Unrealized Gain (Loss)
on Investments	10.630	5.282	(.807)	4.907	11.038
Total from Investment Operations	11.716	6.304	.147	5.761	11.795
Distributions
Dividends from Net Investment Income	(1.076)	(1.024)	(.947)	(.851)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.076)	(1.024)	(.947)	(.851)	(.765)
Net Asset Value, End of Period	$66.70	$56.06	$50.78	$51.58	$46.67

Total Return[2]	21.05%	12.53%	0.29%	12.43%	33.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126,766	$103,932	$96,323	$117,966	$105,008
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.77%	1.98%	1.85%	1.77%	1.84%
Portfolio Turnover Rate [3]	3%	4%	3%	3%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$115.21	$104.34	$106.00	$95.91	$73.24
Investment Operations
Net Investment Income	2.361[1]	2.214	2.082	1.874	1.657
Net Realized and Unrealized Gain (Loss)
on Investments	21.832	10.871	(1.675)	10.085	22.686
Total from Investment Operations	24.193	13.085	. 407	11.959	24.343
Distributions
Dividends from Net Investment Income	(2.343)	(2.215)	(2.067)	(1.869)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.343)	(2.215)	(2.067)	(1.869)	(1.673)
Net Asset Value, End of Period	$137.06	$115.21	$104.34	$106.00	$95.91

Total Return	21.16%	12.68%	0.40%	12.56%	33.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,862	$69,889	$57,434	$50,886	$39,165
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.09%	1.96%	1.89%	1.96%
Portfolio Turnover Rate[2]	3%	4%	3%	3%	4%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$56.08	$50.79	$51.60	$46.69	$35.65
Investment Operations
Net Investment Income	1.148[1]	1.077	1.013	.912	.807
Net Realized and Unrealized Gain (Loss)
on Investments	10.633	5.291	(.818)	4.908	11.047
Total from Investment Operations	11.781	6.368	.195	5.820	11.854
Distributions
Dividends from Net Investment Income	(1.141)	(1.078)	(1.005)	(.910)	(.814)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.141)	(1.078)	(1.005)	(.910)	(.814)
Net Asset Value, End of Period	$66.72	$56.08	$50.79	$51.60	$46.69

Total Return[2]	21.17%	12.66%	0.39%	12.56%	33.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190,099	$151,612	$126,363	$117,476	$86,541
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.09%	1.96%	1.89%	1.96%
Portfolio Turnover Rate [3]	3%	4%	3%	3%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$56.09	$50.80	$51.60	$46.69	$35.66
Investment Operations
Net Investment Income	1.153[1]	1.082	1.017	.915	.808
Net Realized and Unrealized Gain (Loss)
on Investments	10.630	5.291	(.808)	4.908	11.038
Total from Investment Operations	11.783	6.373	.209	5.823	11.846
Distributions
Dividends from Net Investment Income	(1.143)	(1.083)	(1.009)	(.913)	(.816)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.143)	(1.083)	(1.009)	(.913)	(.816)
Net Asset Value, End of Period	$66.73	$56.09	$50.80	$51.60	$46.69

Total Return	21.17%	12.67%	0.42%	12.56%	33.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113,557	$79,443	$57,438	$96,674	$65,738
Ratio of Total Expenses to Average Net Assets	0.035%	0.03%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.10%	1.97%	1.90%	1.97%
Portfolio Turnover Rate[2]	3%	4%	3%	3%	4%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
			April 28,
	Year Ended		2015[1] to
	Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	2.182 [2]	2.042	1.335
Net Realized and Unrealized Gain (Loss)
on Investments	19.938	9.924	(4.631)
Total from Investment Operations	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$125.14	$105.18	$95.26

Total Return	21.19%	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to
Average Net Assets	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate [4]	3%	4%	3%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares
	Year	June 27,
	Ended	2016[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$110.37	$97.70
Investment Operations
Net Investment Income	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	20.908	12.718
Total from Investment Operations	23.219	13.899
Distributions
Dividends from Net Investment Income	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.279)	(1.229)
Net Asset Value, End of Period	$131.31	$110.37

Total Return	21.20%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.90%	2.15%[3]
Portfolio Turnover Rate [4]	3%	4%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

28

Total Stock Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending

29

Total Stock Market Index Fund

transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

30

Total Stock Market Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $36,381,000, representing 0.01% of the fund’s net assets and 14.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	661,452,119	87	13,274
Temporary Cash Investments	4,524,349	169,422	—
Futures Contracts—Liabilities[1]	(14,444)	—	—
Swap Contracts—Assets	—	755	—
Swap Contracts—Liabilities	—	(1,078)	—
Total	665,962,024	169,186	13,274
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $5,768,376,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $110,357,000 of ordinary income available for distribution. The fund had available capital losses of $1,660,426,000 that maybe carried forward indefinitely to offset future net capital gains.

31

Total Stock Market Index Fund

At December 31, 2017, the cost of investment securities for tax purposes was $414,242,793,000. Net unrealized appreciation of investment securities for tax purposes was $251,916,458,000, consisting of unrealized gains of $264,454,492,000 on securities that had risen in value since their purchase and $12,538,034,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $91,249,809,000 of investment securities and sold $26,635,458,000 of investment securities, other than temporary cash investments. Purchases and sales include $18,352,925,000 and $8,363,542,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	12,556,777	208,299	11,360,219	224,105
Issued in Lieu of Cash Distributions	2,038,790	32,768	1,919,404	36,018
Redeemed	(12,063,932)	(194,415)	(15,912,746)	(303,219)
Net Increase (Decrease)—Investor Shares	2,531,635	46,652	(2,633,123)	(43,096)
ETF Shares
Issued	16,459,854	130,270	12,651,306	117,794
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,482,119)	(66,700)	(6,495,241)	(61,600)
Net Increase (Decrease)—ETF Shares	7,977,735	63,570	6,156,065	56,194
Admiral Shares
Issued	27,046,065	443,009	23,021,975	443,481
Issued in Lieu of Cash Distributions	2,736,033	43,962	2,437,517	45,667
Redeemed	(20,975,587)	(341,277)	(14,286,776)	(273,567)
Net Increase (Decrease)—Admiral Shares	8,806,511	145,694	11,172,716	215,581
Institutional Shares
Issued	26,728,536	439,870	23,023,849	445,440
Issued in Lieu of Cash Distributions	1,703,342	27,314	1,314,828	24,590
Redeemed	(11,185,140)	(181,865)	(9,655,676)	(184,350)
Net Increase (Decrease)—Institutional Shares	17,246,738	285,319	14,683,001	285,680

32

Total Stock Market Index Fund

	Year Ended December 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	27,613,297	245,814	17,424,884	181,141
Issued in Lieu of Cash Distributions	2,052,478	17,549	1,561,503	15,576
Redeemed	(7,424,774)	(63,880)	(5,020,576)	(50,622)
Net Increase (Decrease)—
Institutional Plus Shares	22,241,001	199,483	13,965,811	146,095
Institutional Select Shares[1]
Issued	4,173,338	34,645	8,412,782	78,011
Issued in Lieu of Cash Distributions	220,024	1,788	66,262	600
Redeemed	(739,454)	(6,005)	(127,609)	(1,185)
Net Increase (Decrease)—
Institutional Select Shares	3,653,908	30,428	8,351,435	77,426
1 Inception was June 27, 2016, for Institutional Select Shares.

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

33

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

34

Special 2017 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $10,315,220,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 90.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

35

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2017

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	21.05%	15.42%	8.60%
Returns After Taxes on Distributions	20.53	14.91	8.19
Returns After Taxes on Distributions and Sale of Fund Shares	12.25	12.33	6.94

36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

37

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,111.17	$0.75
ETF Shares	1,000.00	1,111.66	0.21
Admiral Shares	1,000.00	1,111.71	0.21
Institutional Shares	1,000.00	1,111.70	0.21
Institutional Plus Shares	1,000.00	1,111.66	0.11
Institutional Select Shares	1,000.00	1,111.81	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.00	0.10
Institutional Select Shares	1,000.00	1,024.70	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.035% for Institutional Shares, 0.02% for
Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

38

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

39

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

40

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2017: $917,000
Fiscal Year Ended December 31, 2016: $505,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2017: $8,424,459
Fiscal Year Ended December 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2017: $3,194,093
Fiscal Year Ended December 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2017: $274,313
Fiscal Year Ended December 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2017: $0
Fiscal Year Ended December 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2017: $274,313
Fiscal Year Ended December 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of
1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark
Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.3%)[1]
Basic Materials (4.6%)
	Steel Dynamics Inc.	5,281,686	227,799
	Chemours Co.	4,358,835	218,203
	RPM International Inc.	3,143,989	164,808
	Huntsman Corp.	4,793,906	159,589
	United States Steel Corp.	4,099,930	144,277
	Olin Corp.	3,903,248	138,878
	Royal Gold Inc.	1,542,090	126,636
	WR Grace & Co.	1,598,011	112,069
	Scotts Miracle-Gro Co.	1,036,397	110,884
*	Alcoa Corp.	2,056,423	110,779
	Ashland Global Holdings Inc.	1,462,436	104,125
	Versum Materials Inc.	2,534,202	95,920
	NewMarket Corp.	222,703	88,500
*	Peabody Energy Corp.	2,194,179	86,385
*	Univar Inc.	2,674,647	82,807
	PolyOne Corp.	1,892,986	82,345
	Cabot Corp.	1,225,158	75,457
	Sensient Technologies Corp.	1,013,781	74,158
*	Allegheny Technologies Inc.	3,028,538	73,109
	Domtar Corp.	1,445,364	71,574
*	Ingevity Corp.	985,014	69,414
	HB Fuller Co.	1,168,502	62,947
^	US Silica Holdings Inc.	1,896,502	61,750
	Compass Minerals International Inc.	816,915	59,022
	Balchem Corp.	730,916	58,912
	Minerals Technologies Inc.	800,765	55,133
	Carpenter Technology Corp.	1,065,499	54,330
	Commercial Metals Co.	2,509,929	53,512
*	GCP Applied Technologies Inc.	1,644,171	52,449
*,^	Cleveland-Cliffs Inc.	7,202,748	51,932
*	Ferro Corp.	2,026,425	47,803
	Quaker Chemical Corp.	306,476	46,214
*	Platform Specialty Products Corp.	4,619,139	45,822
	KapStone Paper and Packaging Corp.	2,002,858	45,445
	Worthington Industries Inc.	1,004,338	44,251
	Arch Coal Inc. Class A	460,942	42,941
	Tronox Ltd. Class A	2,051,046	42,067
*,^	AK Steel Holding Corp.	7,297,474	41,304
	Kaiser Aluminum Corp.	364,233	38,918
	Stepan Co.	492,466	38,890
	Hecla Mining Co.	9,743,264	38,681
*	Cambrex Corp.	795,320	38,175
	Innospec Inc.	540,723	38,175
*	Kraton Corp.	759,612	36,590
*	Coeur Mining Inc.	4,438,896	33,292
	Calgon Carbon Corp.	1,244,818	26,515
*	Koppers Holdings Inc.	486,228	24,749
	Deltic Timber Corp.	269,986	24,717
	Rayonier Advanced Materials Inc.	1,189,214	24,319
	A Schulman Inc.	652,425	24,303
*	Century Aluminum Co.	1,196,717	23,504
	PH Glatfelter Co.	1,075,420	23,057
*,^	Fairmount Santrol Holdings Inc.	3,892,681	20,359
	Innophos Holdings Inc.	423,002	19,767
*	CONSOL Energy Inc.	435,612	17,211
*	Clearwater Paper Corp.	346,080	15,712
*	Resolute Forest Products Inc.	1,417,768	15,666
	Warrior Met Coal Inc.	608,786	15,311
	Tredegar Corp.	782,468	15,023
	Kronos Worldwide Inc.	582,067	15,000
	American Vanguard Corp.	678,978	13,342

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	PQ Group Holdings Inc.	809,219	13,312
*	SunCoke Energy Inc.	840,640	10,079
	FutureFuel Corp.	674,451	9,503
	Haynes International Inc.	237,052	7,598
			3,905,318
Consumer Goods (7.3%)
	Thor Industries Inc.	1,177,504	177,473
*	Middleby Corp.	1,310,592	176,864
	Toll Brothers Inc.	3,547,643	170,358
	Pinnacle Foods Inc.	2,806,799	166,920
*	US Foods Holding Corp.	5,061,550	161,615
*	Take-Two Interactive Software Inc.	1,348,679	148,058
	Leggett & Platt Inc.	3,089,788	147,476
	Gentex Corp.	6,670,854	139,754
	Carter's Inc.	1,111,790	130,624
	Ingredion Inc.	863,060	120,656
	Valvoline Inc.	4,771,822	119,582
*	Skechers U.S.A. Inc. Class A	3,136,777	118,696
*,^	Post Holdings Inc.	1,484,907	117,649
	Pool Corp.	898,331	116,469
	Brunswick Corp.	2,052,162	113,320
	Dana Inc.	3,465,560	110,933
	CalAtlantic Group Inc.	1,943,643	109,602
*	Delphi Technologies plc	2,085,968	109,451
*,^	Wayfair Inc.	1,258,569	101,025
*	Hain Celestial Group Inc.	2,307,316	97,807
*,^	Herbalife Ltd.	1,442,298	97,672
	Goodyear Tire & Rubber Co.	2,910,560	94,040
*	Visteon Corp.	733,842	91,833
	Snyder's-Lance Inc.	1,821,166	91,204
	Flowers Foods Inc.	4,165,369	80,433
	Nu Skin Enterprises Inc. Class A	1,177,148	80,317
*	Edgewell Personal Care Co.	1,317,649	78,255
*	Welbilt Inc.	3,228,264	75,897
*	Zynga Inc. Class A	18,725,237	74,901
	LCI Industries	552,590	71,837
	Tenneco Inc.	1,187,273	69,503
*	Tempur Sealy International Inc.	1,108,077	69,465
*	Darling Ingredients Inc.	3,830,844	69,453
*,^	Blue Buffalo Pet Products Inc.	2,066,787	67,770
	Energizer Holdings Inc.	1,408,942	67,601
	Wolverine World Wide Inc.	2,105,513	67,124
	KB Home	2,065,127	65,981
*	TreeHouse Foods Inc.	1,325,561	65,562
	Tupperware Brands Corp.	1,010,479	63,357
*	Helen of Troy Ltd.	656,932	63,295
	Sanderson Farms Inc.	453,536	62,942
*	TRI Pointe Group Inc.	3,495,903	62,647
	Spectrum Brands Holdings Inc.	541,769	60,895
*	Deckers Outdoor Corp.	743,092	59,633
	Herman Miller Inc.	1,448,511	58,013
*	Steven Madden Ltd.	1,230,198	57,450
^	B&G Foods Inc.	1,610,100	56,595
	Vector Group Ltd.	2,449,925	54,829
	Lancaster Colony Corp.	413,027	53,367
	J&J Snack Foods Corp.	343,983	52,227
*	Cooper-Standard Holdings Inc.	403,765	49,461
*,^	iRobot Corp.	639,909	49,081
	Columbia Sportswear Co.	640,830	46,063
*	Taylor Morrison Home Corp. Class A	1,872,705	45,825
*	Dorman Products Inc.	737,682	45,102
*	Meritage Homes Corp.	869,129	44,499
	Cooper Tire & Rubber Co.	1,186,021	41,926
*	American Axle & Manufacturing Holdings Inc.	2,311,121	39,358

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Fresh Del Monte Produce Inc.	791,645	37,738
	HNI Corp.	952,005	36,719
	La-Z-Boy Inc.	1,176,794	36,716
*,^	Boston Beer Co. Inc. Class A	188,094	35,945
	WD-40 Co.	303,792	35,848
*	G-III Apparel Group Ltd.	950,414	35,061
	MDC Holdings Inc.	1,094,233	34,884
	Interface Inc. Class A	1,360,078	34,206
	Schweitzer-Mauduit International Inc.	750,179	34,028
*	Sleep Number Corp.	871,262	32,751
*	Hostess Brands Inc. Class A	2,200,997	32,597
*	Central Garden & Pet Co. Class A	859,971	32,430
	Universal Corp.	617,409	32,414
*	Cal-Maine Foods Inc.	698,069	31,029
	Seaboard Corp.	6,973	30,751
*	ACCO Brands Corp.	2,392,351	29,187
*	Gentherm Inc.	900,996	28,607
	Oxford Industries Inc.	371,093	27,903
	National Beverage Corp.	285,851	27,853
	Steelcase Inc. Class A	1,794,162	27,271
	Knoll Inc.	1,152,277	26,549
	Dean Foods Co.	2,234,435	25,830
	Briggs & Stratton Corp.	997,796	25,314
*	Fitbit Inc. Class A	4,317,474	24,653
	Coca-Cola Bottling Co. Consolidated	113,989	24,537
*	Modine Manufacturing Co.	1,171,900	23,672
*	USANA Health Sciences Inc.	302,341	22,388
*	Avon Products Inc.	9,928,928	21,347
*	Vista Outdoor Inc.	1,414,311	20,607
*	Crocs Inc.	1,488,136	18,810
*,^	GoPro Inc. Class A	2,462,116	18,638
	Andersons Inc.	571,098	17,790
	Ethan Allen Interiors Inc.	616,899	17,643
	Inter Parfums Inc.	377,801	16,415
	Acushnet Holdings Corp.	757,760	15,974
	Phibro Animal Health Corp. Class A	469,263	15,720
^	Tootsie Roll Industries Inc.	389,284	14,170
	Movado Group Inc.	394,920	12,716
	National Presto Industries Inc.	123,064	12,239
*,^	elf Beauty Inc.	532,226	11,874
*,^	Amplify Snack Brands Inc.	844,243	10,139
*,^	Central Garden & Pet Co.	247,417	9,630
	Superior Industries International Inc.	609,700	9,054
	Titan International Inc.	675,371	8,699
*,^	Fossil Group Inc.	1,069,130	8,307
*,^	Revlon Inc. Class A	222,543	4,851
*	Iconix Brand Group Inc.	56,942	73
*	Eastman Kodak Co.	8,872	28
*	Vera Bradley Inc.	272	3
			6,191,353
Consumer Services (11.9%)
*	Copart Inc.	4,909,377	212,036
	Vail Resorts Inc.	959,212	203,804
*	Burlington Stores Inc.	1,600,783	196,944
*	JetBlue Airways Corp.	7,545,085	168,557
*	ServiceMaster Global Holdings Inc.	3,195,484	163,832
	KAR Auction Services Inc.	3,177,097	160,475
	Service Corp. International	4,223,975	157,639
*	Caesars Entertainment Corp.	12,422,678	157,147
*	Liberty Media Corp-Liberty Formula One	4,523,102	154,509
*,^	GrubHub Inc.	2,042,508	146,652
	Dunkin' Brands Group Inc.	2,128,385	137,217
	Foot Locker Inc.	2,901,193	136,008
*	Live Nation Entertainment Inc.	3,166,444	134,796

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Bright Horizons Family Solutions Inc.	1,269,781	119,359
	Rollins Inc.	2,316,489	107,786
	Six Flags Entertainment Corp.	1,567,222	104,330
	Dun & Bradstreet Corp.	864,495	102,365
*	Beacon Roofing Supply Inc.	1,603,597	102,245
*	Grand Canyon Education Inc.	1,128,081	100,997
	Casey's General Stores Inc.	888,930	99,507
	Domino's Pizza Inc.	514,538	97,227
	Sabre Corp.	4,483,887	91,920
^	Williams-Sonoma Inc.	1,774,810	91,758
	Chemed Corp.	373,368	90,736
^	Cracker Barrel Old Country Store Inc.	567,852	90,226
*	Five Below Inc.	1,293,181	85,764
	Extended Stay America Inc.	4,491,994	85,348
	Cinemark Holdings Inc.	2,438,406	84,905
*	Madison Square Garden Co. Class A	401,312	84,617
	Dolby Laboratories Inc. Class A	1,326,833	82,264
	Tribune Media Co. Class A	1,891,807	80,345
	Signet Jewelers Ltd.	1,413,874	79,955
	Nexstar Media Group Inc. Class A	1,015,159	79,385
	Texas Roadhouse Inc. Class A	1,498,034	78,916
	AMERCO	207,480	78,409
*	Yelp Inc. Class A	1,868,319	78,395
*	Performance Food Group Co.	2,316,016	76,660
	Cable One Inc.	107,226	75,417
*	Avis Budget Group Inc.	1,714,604	75,237
*	Hilton Grand Vacations Inc.	1,745,253	73,213
*,^	Stamps.com Inc.	389,086	73,148
*	Spirit Airlines Inc.	1,626,397	72,944
*	Lions Gate Entertainment Corp. Class B	2,276,997	72,272
	John Wiley & Sons Inc. Class A	1,096,961	72,125
*	Sprouts Farmers Market Inc.	2,953,735	71,923
*	Planet Fitness Inc. Class A	2,068,254	71,624
*	SiteOne Landscape Supply Inc.	931,895	71,476
*,^	AutoNation Inc.	1,383,435	71,012
	ILG Inc.	2,486,493	70,815
	TEGNA Inc.	4,974,350	70,039
	Jack in the Box Inc.	708,901	69,550
	American Eagle Outfitters Inc.	3,692,174	69,413
	Wendy's Co.	4,217,271	69,248
	Churchill Downs Inc.	297,066	69,127
	Bed Bath & Beyond Inc.	3,143,334	69,122
	Marriott Vacations Worldwide Corp.	499,336	67,515
	Sinclair Broadcast Group Inc. Class A	1,774,958	67,182
	Choice Hotels International Inc.	863,145	66,980
*	Scientific Games Corp. Class A	1,294,700	66,418
	Aaron's Inc.	1,649,236	65,722
	Boyd Gaming Corp.	1,841,317	64,538
	H&R Block Inc.	2,446,787	64,155
*	AMC Networks Inc. Class A	1,170,552	63,303
	Lithia Motors Inc. Class A	555,473	63,096
	SkyWest Inc.	1,187,337	63,048
*	Ollie's Bargain Outlet Holdings Inc.	1,181,527	62,916
*	Murphy USA Inc.	769,574	61,843
	Hillenbrand Inc.	1,366,666	61,090
	Meredith Corp.	921,116	60,840
*	Michaels Cos. Inc.	2,513,432	60,800
	Regal Entertainment Group Class A	2,635,361	60,640
*	United Natural Foods Inc.	1,223,420	60,278
*	Penn National Gaming Inc.	1,923,837	60,274
	Children's Place Inc.	404,970	58,862
*	Liberty Expedia Holdings Inc. Class A	1,312,524	58,184
	New York Times Co. Class A	3,113,002	57,591
*	Urban Outfitters Inc.	1,625,958	57,006

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Graham Holdings Co. Class B	101,181	56,494
	Red Rock Resorts Inc. Class A	1,650,494	55,688
*	Sally Beauty Holdings Inc.	2,951,776	55,375
	Big Lots Inc.	971,197	54,533
	PriceSmart Inc.	624,230	53,746
	Adtalem Global Education Inc.	1,272,638	53,514
*	Sotheby's	1,036,232	53,470
*	Buffalo Wild Wings Inc.	338,046	52,853
*	Dave & Buster's Entertainment Inc.	954,908	52,682
	Dick's Sporting Goods Inc.	1,814,036	52,135
*,^	Rite Aid Corp.	25,551,958	50,337
*	Etsy Inc.	2,432,870	49,752
*	Groupon Inc. Class A	9,747,858	49,714
	Hawaiian Holdings Inc.	1,225,622	48,841
*	Acxiom Corp.	1,711,873	47,179
	Allegiant Travel Co. Class A	298,781	46,236
^	Cheesecake Factory Inc.	955,189	46,021
	Time Inc.	2,420,898	44,666
	GameStop Corp. Class A	2,459,610	44,150
*,^	Lions Gate Entertainment Corp. Class A	1,285,838	43,474
*	Cars.com Inc.	1,497,350	43,184
	Monro Inc.	757,685	43,150
*	TripAdvisor Inc.	1,231,862	42,450
	Office Depot Inc.	11,861,557	41,990
*,^	Eldorado Resorts Inc.	1,257,684	41,692
	Brinker International Inc.	1,063,262	41,297
*	Pinnacle Entertainment Inc.	1,258,646	41,195
	Bloomin' Brands Inc.	1,910,961	40,780
	Penske Automotive Group Inc.	838,553	40,125
	Morningstar Inc.	413,538	40,101
*,^	RH	461,119	39,753
	Matthews International Corp. Class A	743,119	39,237
*	Shutterfly Inc.	771,735	38,394
	Bob Evans Farms Inc.	485,165	38,241
*	Rush Enterprises Inc. Class A	747,673	37,989
*	Herc Holdings Inc.	586,405	36,715
	DSW Inc. Class A	1,677,866	35,923
*	La Quinta Holdings Inc.	1,876,034	34,632
	Caleres Inc.	1,000,349	33,492
	Entercom Communications Corp. Class A	2,975,468	32,135
*,^	Trade Desk Inc. Class A	702,164	32,110
	Group 1 Automotive Inc.	449,924	31,931
	Papa John's International Inc.	563,685	31,628
	Core-Mark Holding Co. Inc.	994,183	31,396
*,^	Weight Watchers International Inc.	705,938	31,259
	Gannett Co. Inc.	2,542,633	29,469
*	Asbury Automotive Group Inc.	460,278	29,458
*,^	Hertz Global Holdings Inc.	1,331,517	29,427
	Abercrombie & Fitch Co.	1,662,689	28,981
	Wingstop Inc.	710,722	27,704
*,^	Pandora Media Inc.	5,647,209	27,220
	Chico's FAS Inc.	3,029,330	26,719
*	MSG Networks Inc.	1,316,175	26,653
	Tailored Brands Inc.	1,211,450	26,446
	World Wrestling Entertainment Inc. Class A	864,674	26,442
	Scholastic Corp.	617,149	24,754
*	Belmond Ltd. Class A	2,006,790	24,583
	Guess? Inc.	1,433,684	24,201
*	Houghton Mifflin Harcourt Co.	2,582,358	24,016
*	Diplomat Pharmacy Inc.	1,184,066	23,764
	Sonic Corp.	853,898	23,465
	Strayer Education Inc.	261,922	23,463
	International Speedway Corp. Class A	584,176	23,279
*,^	JC Penney Co. Inc.	7,251,317	22,914

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Lumber Liquidators Holdings Inc.	703,209	22,074
*	EW Scripps Co. Class A	1,391,332	21,747
*,^	Roku Inc.	419,967	21,746
	DineEquity Inc.	423,934	21,506
*	Quotient Technology Inc.	1,829,671	21,499
	New Media Investment Group Inc.	1,245,764	20,904
*	Liberty Media Corp-Liberty Formula One Class A	636,571	20,829
*	TrueCar Inc.	1,711,594	19,170
^	Dillard's Inc. Class A	313,717	18,839
	Capella Education Co.	242,039	18,734
	SUPERVALU Inc.	859,925	18,574
*,^	Shake Shack Inc. Class A	419,938	18,141
*	Laureate Education Inc. Class A	1,285,908	17,437
^	Buckle Inc.	732,165	17,389
*	Express Inc.	1,683,421	17,087
*	Liberty TripAdvisor Holdings Inc. Class A	1,799,047	16,956
*,^	SeaWorld Entertainment Inc.	1,205,831	16,363
^	AMC Entertainment Holdings Inc. Class A	1,080,008	16,308
	BJ's Restaurants Inc.	435,711	15,860
*	Genesco Inc.	469,074	15,245
*	National Vision Holdings Inc.	368,585	14,968
*,^	Party City Holdco Inc.	1,044,148	14,566
*	ANGI Homeservices Inc. Class A	1,333,852	13,952
*	K12 Inc.	871,663	13,859
*	Regis Corp.	876,028	13,456
^	Rent-A-Center Inc.	1,091,090	12,111
	Finish Line Inc. Class A	787,833	11,447
	National CineMedia Inc.	1,610,095	11,045
*	Ascena Retail Group Inc.	4,632,939	10,887
*	Fiesta Restaurant Group Inc.	556,026	10,565
*	Biglari Holdings Inc.	25,009	10,364
*	Zumiez Inc.	491,677	10,239
	Weis Markets Inc.	242,932	10,055
	Barnes & Noble Inc.	1,414,538	9,477
	Cato Corp. Class A	592,669	9,435
	Sonic Automotive Inc. Class A	474,505	8,755
	Tile Shop Holdings Inc.	889,434	8,539
	Emerald Expositions Events Inc.	357,089	7,263
*	Rush Enterprises Inc. Class B	148,946	7,181
*,^	Cargurus Inc.	233,781	7,009
	Pier 1 Imports Inc.	1,609,446	6,663
*,^	GNC Holdings Inc. Class A	1,699,744	6,272
	HSN Inc.	154,217	6,223
	Speedway Motorsports Inc.	329,510	6,218
*,^	Lands' End Inc.	315,176	6,162
*	Hibbett Sports Inc.	291,640	5,949
*,^	Stitch Fix Inc. Class A	223,692	5,778
*	El Pollo Loco Holdings Inc.	578,208	5,724
*	American Public Education Inc.	221,959	5,560
*	Bojangles' Inc.	455,931	5,380
	Clear Channel Outdoor Holdings Inc. Class A	1,029,950	4,738
*	Smart & Final Stores Inc.	483,027	4,130
*,^	Blue Apron Holdings Inc. Class A	922,144	3,716
*,^	Sears Holdings Corp.	701,778	2,512
*	Clean Energy Fuels Corp.	1,093,560	2,220
*	Habit Restaurants Inc. Class A	129,887	1,240
*	FTD Cos. Inc.	53,571	385
*	Bridgepoint Education Inc. Class A	34,027	282
*	Barnes & Noble Education Inc.	496	4
*	Francesca's Holdings Corp.	521	4
	Fred's Inc. Class A	514	2
			10,078,381
Financials (24.5%)
	East West Bancorp Inc.	3,426,655	208,443

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	American Financial Group Inc.	1,685,665	182,962
	WP Carey Inc.	2,556,984	176,176
	Kilroy Realty Corp.	2,315,309	172,838
	MarketAxess Holdings Inc.	837,939	169,054
	Equity LifeStyle Properties Inc.	1,893,181	168,531
*	Signature Bank	1,227,250	168,452
	Apartment Investment & Management Co.	3,723,194	162,741
	Janus Henderson Group plc	4,244,611	162,399
	Sun Communities Inc.	1,728,950	160,412
	Gaming and Leisure Properties Inc.	4,313,896	159,614
	Douglas Emmett Inc.	3,816,589	156,709
	National Retail Properties Inc.	3,576,008	154,233
	PacWest Bancorp	3,031,835	152,805
	Liberty Property Trust	3,503,814	150,699
	Eaton Vance Corp.	2,653,751	149,645
	First American Financial Corp.	2,651,350	148,582
	Lamar Advertising Co. Class A	1,976,907	146,766
	Brown & Brown Inc.	2,828,219	145,540
	Healthcare Trust of America Inc. Class A	4,837,519	145,319
	Forest City Realty Trust Inc. Class A	5,961,901	143,682
	Colony NorthStar Inc. Class A	12,241,919	139,680
	Bank of the Ozarks	2,852,993	138,228
	First Horizon National Corp.	6,905,497	138,041
	Starwood Property Trust Inc.	6,401,265	136,667
	Synovus Financial Corp.	2,786,280	133,574
	American Homes 4 Rent Class A	6,091,413	133,036
	American Campus Communities Inc.	3,184,715	130,669
	New Residential Investment Corp.	7,267,896	129,950
	DCT Industrial Trust Inc.	2,191,806	128,834
	Commerce Bancshares Inc.	2,302,765	128,586
	Old Republic International Corp.	6,009,409	128,481
^	Omega Healthcare Investors Inc.	4,647,601	127,995
*	Western Alliance Bancorp	2,250,652	127,432
	Cullen/Frost Bankers Inc.	1,342,436	127,062
	Hudson Pacific Properties Inc.	3,681,399	126,088
	Sterling Bancorp	5,060,638	124,492
	Highwoods Properties Inc.	2,443,791	124,413
*	MGIC Investment Corp.	8,755,404	123,539
	CubeSmart	4,245,380	122,776
	Webster Financial Corp.	2,149,882	120,737
	CyrusOne Inc.	2,022,403	120,394
	RenaissanceRe Holdings Ltd.	944,091	118,568
	Medical Properties Trust Inc.	8,578,879	118,217
	Pinnacle Financial Partners Inc.	1,743,077	115,566
*	Howard Hughes Corp.	879,310	115,427
	LPL Financial Holdings Inc.	2,013,715	115,064
	EPR Properties	1,720,638	112,633
	Park Hotels & Resorts Inc.	3,796,939	109,162
	Hanover Insurance Group Inc.	1,002,359	108,335
	Umpqua Holdings Corp.	5,206,781	108,301
	Wintrust Financial Corp.	1,313,301	108,177
	Hospitality Properties Trust	3,621,479	108,101
	Prosperity Bancshares Inc.	1,539,438	107,868
	Senior Housing Properties Trust	5,538,694	106,066
	Primerica Inc.	1,042,889	105,905
	FNB Corp.	7,634,353	105,507
	Radian Group Inc.	5,078,629	104,671
	STORE Capital Corp.	3,998,871	104,131
*	Liberty Ventures Class A	1,909,814	103,588
*	Texas Capital Bancshares Inc.	1,159,965	103,121
*,^	Zillow Group Inc.	2,507,886	102,623
	BankUnited Inc.	2,518,799	102,566
	Gramercy Property Trust	3,739,973	99,708
	Hancock Holding Co.	1,994,979	98,752

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	IBERIABANK Corp.	1,270,637	98,474
	CNO Financial Group Inc.	3,954,907	97,647
	Apple Hospitality REIT Inc.	4,974,661	97,553
	Life Storage Inc.	1,088,774	96,977
	Interactive Brokers Group Inc.	1,630,991	96,571
*,^	Credit Acceptance Corp.	295,581	95,615
	Healthcare Realty Trust Inc.	2,973,454	95,507
	Rayonier Inc.	3,004,048	95,018
	Assured Guaranty Ltd.	2,771,052	93,856
	Weingarten Realty Investors	2,809,973	92,364
	Cousins Properties Inc.	9,878,683	91,378
	CoreSite Realty Corp.	800,781	91,209
	Spirit Realty Capital Inc.	10,608,620	91,022
	Associated Banc-Corp	3,526,845	89,582
	Stifel Financial Corp.	1,504,023	89,580
	RLJ Lodging Trust	4,061,386	89,229
	Chemical Financial Corp.	1,662,196	88,878
*	Equity Commonwealth	2,887,421	88,095
	Taubman Centers Inc.	1,345,682	88,048
	First Industrial Realty Trust Inc.	2,780,077	87,489
	Investors Bancorp Inc.	6,294,354	87,366
	Home BancShares Inc.	3,715,489	86,385
	Sunstone Hotel Investors Inc.	5,207,707	86,083
	Bank of Hawaii Corp.	1,002,399	85,906
	JBG SMITH Properties	2,468,424	85,728
	Legg Mason Inc.	2,040,328	85,653
*	Essent Group Ltd.	1,971,385	85,598
	Popular Inc.	2,400,748	85,203
	Realogy Holdings Corp.	3,176,159	84,168
	Validus Holdings Ltd.	1,767,171	82,916
	MB Financial Inc.	1,845,328	82,154
	BGC Partners Inc. Class A	5,435,127	82,125
	Navient Corp.	6,118,402	81,497
	Selective Insurance Group Inc.	1,364,499	80,096
	United Bankshares Inc.	2,302,864	80,025
	Sabra Health Care REIT Inc.	4,234,351	79,479
^	Blackstone Mortgage Trust Inc. Class A	2,451,605	78,893
	Empire State Realty Trust Inc.	3,796,994	77,952
	Chimera Investment Corp.	4,212,619	77,849
	Paramount Group Inc.	4,899,321	77,654
	Federated Investors Inc. Class B	2,119,652	76,477
	Physicians Realty Trust	4,163,820	74,907
	UMB Financial Corp.	1,040,046	74,800
	Cathay General Bancorp	1,771,433	74,701
	Outfront Media Inc.	3,215,749	74,605
	TCF Financial Corp.	3,639,284	74,605
	Brandywine Realty Trust	4,090,450	74,405
	Corporate Office Properties Trust	2,542,709	74,247
	MFA Financial Inc.	9,329,782	73,892
	LaSalle Hotel Properties	2,625,156	73,688
	Columbia Banking System Inc.	1,678,630	72,920
	Ryman Hospitality Properties Inc.	1,047,394	72,291
	Fulton Financial Corp.	4,025,251	72,052
	FirstCash Inc.	1,065,276	71,853
	South State Corp.	823,836	71,797
	Erie Indemnity Co. Class A	583,289	71,068
	National Health Investors Inc.	937,966	70,704
	ProAssurance Corp.	1,233,833	70,514
	Glacier Bancorp Inc.	1,780,132	70,119
	Retail Properties of America Inc.	5,194,925	69,820
	EastGroup Properties Inc.	785,428	69,416
	White Mountains Insurance Group Ltd.	81,093	69,033
^	Uniti Group Inc.	3,865,585	68,769
	Washington Federal Inc.	1,989,468	68,139

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
DDR Corp.	7,566,224	67,793
GEO Group Inc.	2,866,563	67,651
Two Harbors Investment Corp.	4,100,072	66,667
* Green Dot Corp. Class A	1,098,791	66,213
Assurant Inc.	650,900	65,637
Community Bank System Inc.	1,219,614	65,554
Valley National Bancorp	5,834,815	65,467
* SLM Corp.	5,776,989	65,280
Evercore Inc. Class A	723,068	65,076
Piedmont Office Realty Trust Inc. Class A	3,303,128	64,774
CoreCivic Inc.	2,851,327	64,155
Columbia Property Trust Inc.	2,787,512	63,973
First Financial Bankshares Inc.	1,419,291	63,939
American National Insurance Co.	485,630	62,282
Kemper Corp.	901,280	62,098
^ Pebblebrook Hotel Trust	1,663,585	61,835
Education Realty Trust Inc.	1,766,157	61,674
RLI Corp.	1,010,563	61,301
STAG Industrial Inc.	2,227,762	60,885
American Equity Investment Life Holding Co.	1,975,749	60,715
Urban Edge Properties	2,340,627	59,663
CVB Financial Corp.	2,528,987	59,583
* LendingTree Inc.	174,104	59,274
First Citizens BancShares Inc. Class A	145,884	58,791
BancorpSouth Bank	1,849,371	58,163
Washington REIT	1,855,270	57,736
^ Tanger Factory Outlet Centers Inc.	2,160,002	57,262
Hope Bancorp Inc.	3,106,429	56,692
Great Western Bancorp Inc.	1,420,175	56,523
First Midwest Bancorp Inc.	2,343,103	56,258
Aspen Insurance Holdings Ltd.	1,381,778	56,100
Xenia Hotels & Resorts Inc.	2,579,785	55,698
* HealthEquity Inc.	1,192,696	55,651
Acadia Realty Trust	2,022,146	55,326
DiamondRock Hospitality Co.	4,853,148	54,792
Simmons First National Corp. Class A	958,097	54,707
Old National Bancorp	3,128,043	54,584
PS Business Parks Inc.	436,329	54,580
QTS Realty Trust Inc. Class A	1,001,363	54,234
Retail Opportunity Investments Corp.	2,660,533	53,078
* Zillow Group Inc. Class A	1,291,827	52,629
Kennedy-Wilson Holdings Inc.	2,977,971	51,668
Rexford Industrial Realty Inc.	1,757,286	51,242
BOK Financial Corp.	554,223	51,166
* FCB Financial Holdings Inc. Class A	997,498	50,673
Lexington Realty Trust	5,226,702	50,438
Trustmark Corp.	1,557,345	49,617
International Bancshares Corp.	1,249,091	49,589
* HRG Group Inc.	2,917,726	49,455
Potlatch Corp.	982,341	49,019
* Blackhawk Network Holdings Inc.	1,370,375	48,854
Axis Capital Holdings Ltd.	968,869	48,695
Invesco Mortgage Capital Inc.	2,703,333	48,200
United Community Banks Inc.	1,695,355	47,707
Apollo Commercial Real Estate Finance Inc.	2,583,288	47,662
First Merchants Corp.	1,124,558	47,299
Santander Consumer USA Holdings Inc.	2,527,120	47,055
Independent Bank Corp.	664,759	46,433
Financial Engines Inc.	1,531,196	46,395
ServisFirst Bancshares Inc.	1,091,568	45,300
Artisan Partners Asset Management Inc. Class A	1,145,496	45,247
Hilltop Holdings Inc.	1,757,561	44,519
LegacyTexas Financial Group Inc.	1,048,276	44,248
* Eagle Bancorp Inc.	760,165	44,014

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Renasant Corp.	1,063,284	43,478
	Government Properties Income Trust	2,334,744	43,286
	HFF Inc. Class A	887,883	43,187
	Waddell & Reed Financial Inc. Class A	1,933,057	43,185
	Terreno Realty Corp.	1,228,675	43,077
	Mack-Cali Realty Corp.	1,966,518	42,398
	LTC Properties Inc.	960,301	41,821
*	OneMain Holdings Inc.	1,608,960	41,817
*,^	BofI Holding Inc.	1,396,643	41,760
	Towne Bank	1,356,000	41,697
	Horace Mann Educators Corp.	935,513	41,256
	WesBanco Inc.	1,013,725	41,208
	Banner Corp.	740,440	40,813
	Capitol Federal Financial Inc.	3,026,675	40,588
*	Enstar Group Ltd.	199,382	40,026
	Argo Group International Holdings Ltd.	643,838	39,693
	First Hawaiian Inc.	1,359,119	39,659
	Provident Financial Services Inc.	1,465,934	39,536
	Kite Realty Group Trust	1,985,201	38,910
	First Financial Bancorp	1,436,246	37,845
*	Genworth Financial Inc. Class A	12,111,655	37,667
	Chesapeake Lodging Trust	1,388,159	37,605
*,^	LendingClub Corp.	9,077,809	37,491
	Moelis & Co. Class A	765,873	37,145
	NBT Bancorp Inc.	1,003,295	36,921
	Westamerica Bancorporation	609,000	36,266
	WisdomTree Investments Inc.	2,845,277	35,708
*,^	PRA Group Inc.	1,049,077	34,829
	Select Income REIT	1,376,121	34,582
	Northwest Bancshares Inc.	2,024,618	33,872
	Mercury General Corp.	629,140	33,621
	Global Net Lease Inc.	1,630,232	33,550
	Employers Holdings Inc.	748,960	33,254
	American Assets Trust Inc.	854,552	32,678
*	Walker & Dunlop Inc.	684,945	32,535
	Washington Prime Group Inc.	4,554,285	32,427
	S&T Bancorp Inc.	809,682	32,233
*	Quality Care Properties Inc.	2,289,849	31,623
	Alexander & Baldwin Inc.	1,139,815	31,619
	Berkshire Hills Bancorp Inc.	860,269	31,486
	CareTrust REIT Inc.	1,845,670	30,933
	First Commonwealth Financial Corp.	2,111,944	30,243
	Boston Private Financial Holdings Inc.	1,955,038	30,205
	CYS Investments Inc.	3,702,760	29,733
	Houlihan Lokey Inc. Class A	647,008	29,394
*	Third Point Reinsurance Ltd.	1,991,007	29,168
	Piper Jaffray Cos.	336,751	29,045
	Tompkins Financial Corp.	352,427	28,670
	Park National Corp.	272,386	28,328
	National General Holdings Corp.	1,434,972	28,183
	Brookline Bancorp Inc.	1,784,917	28,023
	Redwood Trust Inc.	1,889,493	28,002
	NRG Yield Inc.	1,473,183	27,843
	Beneficial Bancorp Inc.	1,670,774	27,484
	Infinity Property & Casualty Corp.	257,766	27,323
	Navigators Group Inc.	558,736	27,210
	State Bank Financial Corp.	906,625	27,054
	Franklin Street Properties Corp.	2,501,905	26,870
	First Interstate BancSystem Inc. Class A	650,510	26,053
*	Cannae Holdings Inc.	1,523,092	25,938
	Safety Insurance Group Inc.	317,341	25,514
^	Seritage Growth Properties Class A	620,057	25,088
	Ramco-Gershenson Properties Trust	1,692,346	24,928
*	Encore Capital Group Inc.	577,778	24,324

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^	ARMOUR Residential REIT Inc.	943,200	24,259
^	AmTrust Financial Services Inc.	2,405,203	24,220
^	CBL & Associates Properties Inc.	4,223,856	23,907
*	First BanCorp	4,684,834	23,893
	Kearny Financial Corp.	1,646,228	23,788
	Universal Health Realty Income Trust	303,413	22,789
	United Fire Group Inc.	492,633	22,454
	Cohen & Steers Inc.	473,835	22,408
	PennyMac Mortgage Investment Trust	1,382,984	22,225
	BancFirst Corp.	430,973	22,044
	Ladder Capital Corp. Class A	1,571,836	21,424
	Central Pacific Financial Corp.	712,947	21,267
	Getty Realty Corp.	779,436	21,170
	Ameris Bancorp	438,354	21,129
	MTGE Investment Corp.	1,130,158	20,908
	Virtu Financial Inc. Class A	1,116,065	20,424
	City Holding Co.	301,323	20,330
	Summit Hotel Properties Inc.	1,298,496	19,776
^	Pennsylvania REIT	1,653,248	19,657
	Virtus Investment Partners Inc.	169,782	19,533
*	Flagstar Bancorp Inc.	498,819	18,666
	Saul Centers Inc.	298,428	18,428
	InfraREIT Inc.	974,571	18,108
	National Bank Holdings Corp. Class A	548,729	17,795
	Northfield Bancorp Inc.	1,030,427	17,600
	Granite Point Mortgage Trust Inc.	978,598	17,360
	TFS Financial Corp.	1,160,373	17,336
	FBL Financial Group Inc. Class A	247,932	17,269
	Capstead Mortgage Corp.	1,979,236	17,120
	Investors Real Estate Trust	3,004,861	17,068
	Nelnet Inc. Class A	302,332	16,562
	New York REIT Inc.	4,163,342	16,362
	National Western Life Group Inc. Class A	49,413	16,357
	Alexander's Inc.	41,018	16,237
	NRG Yield Inc. Class A	853,615	16,091
	Oritani Financial Corp.	977,652	16,034
*	iStar Inc.	1,412,595	15,962
*	St. Joe Co.	881,576	15,912
	Dime Community Bancshares Inc.	749,879	15,710
	Urstadt Biddle Properties Inc. Class A	703,803	15,301
	Investment Technology Group Inc.	792,348	15,253
*	Greenlight Capital Re Ltd. Class A	738,395	14,842
*,^	MBIA Inc.	1,964,471	14,380
*	Marcus & Millichap Inc.	433,259	14,129
*	Nationstar Mortgage Holdings Inc.	745,791	13,797
	Altisource Residential Corp.	1,153,637	13,682
	Hersha Hospitality Trust Class A	781,573	13,599
	Anworth Mortgage Asset Corp.	2,452,875	13,344
	AG Mortgage Investment Trust Inc.	700,023	13,307
	Maiden Holdings Ltd.	1,864,184	12,304
*	PennyMac Financial Services Inc. Class A	539,972	12,068
	State Auto Financial Corp.	409,544	11,926
	Ashford Hospitality Trust Inc.	1,762,181	11,860
*	Cadence BanCorp Class A	427,303	11,588
	New Senior Investment Group Inc.	1,439,805	10,885
	OFG Bancorp	1,128,630	10,609
	RMR Group Inc. Class A	174,794	10,365
	KKR Real Estate Finance Trust Inc.	479,865	9,602
*	World Acceptance Corp.	117,197	9,460
*	Tejon Ranch Co.	454,356	9,432
*	MoneyGram International Inc.	708,627	9,340
*	Ambac Financial Group Inc.	562,722	8,992
*	EZCORP Inc. Class A	667,302	8,141
*,^	Redfin Corp.	257,600	8,068

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Altisource Portfolio Solutions SA	286,048	8,009
^	Greenhill & Co. Inc.	402,866	7,856
*	Ocwen Financial Corp.	2,425,610	7,592
*	Newmark Group Inc. Class A	442,166	7,030
	Hamilton Lane Inc. Class A	185,732	6,573
*,^	Forestar Group Inc.	292,911	6,444
	TPG RE Finance Trust Inc.	330,398	6,294
	Associated Capital Group Inc. Class A	129,607	4,420
*	On Deck Capital Inc.	705,765	4,051
	Urstadt Biddle Properties Inc.	106,150	1,799
	GAMCO Investors Inc. Class A	21,173	628
	Cboe Global Markets Inc.	1,602	200
*	SVB Financial Group	754	176
	Fairfax Financial Holdings Ltd.	34	18
			20,683,619
Health Care (10.2%)
*	Nektar Therapeutics Class A	3,706,584	221,357
*	Exelixis Inc.	6,955,380	211,444
*	WellCare Health Plans Inc.	1,049,755	211,116
*	Bluebird Bio Inc.	1,170,011	208,379
*	ABIOMED Inc.	986,902	184,955
	STERIS plc	1,996,220	174,609
	West Pharmaceutical Services Inc.	1,742,753	171,957
*	Neurocrine Biosciences Inc.	2,073,350	160,871
*	Sage Therapeutics Inc.	932,597	153,608
*	Exact Sciences Corp.	2,807,489	147,505
*	Ionis Pharmaceuticals Inc.	2,921,216	146,937
*	United Therapeutics Corp.	959,797	142,002
*	Bioverativ Inc.	2,534,407	136,655
*	Alnylam Pharmaceuticals Inc.	1,046,653	132,977
	Teleflex Inc.	528,260	131,442
	Hill-Rom Holdings Inc.	1,532,608	129,184
*	Catalent Inc.	3,089,613	126,921
*	Charles River Laboratories International Inc.	1,112,877	121,804
*	Bio-Rad Laboratories Inc. Class A	491,220	117,239
*	MEDNAX Inc.	2,191,357	117,106
*	DexCom Inc.	2,034,602	116,766
	Bio-Techne Corp.	879,121	113,890
*	PRA Health Sciences Inc.	1,202,238	109,488
	HealthSouth Corp.	2,193,583	108,385
*	Envision Healthcare Corp.	2,831,891	97,870
*	Insulet Corp.	1,355,390	93,522
*	Juno Therapeutics Inc.	2,026,563	92,634
*	Masimo Corp.	1,085,765	92,073
	Cantel Medical Corp.	850,584	87,500
*	Molina Healthcare Inc.	1,139,989	87,414
	Healthcare Services Group Inc.	1,614,330	85,107
*	Sarepta Therapeutics Inc.	1,472,093	81,907
*	INC Research Holdings Inc. Class A	1,871,255	81,587
	Bruker Corp.	2,361,164	81,035
*	FibroGen Inc.	1,614,671	76,535
*	ICU Medical Inc.	349,355	75,461
*	Puma Biotechnology Inc.	760,422	75,168
*	Portola Pharmaceuticals Inc.	1,541,956	75,062
*	Clovis Oncology Inc.	1,084,839	73,769
*	Haemonetics Corp.	1,268,469	73,673
*	TESARO Inc.	885,645	73,393
*	Integra LifeSciences Holdings Corp.	1,504,961	72,027
*	Neogen Corp.	873,189	71,785
*	NuVasive Inc.	1,222,326	71,494
*,^	ACADIA Pharmaceuticals Inc.	2,356,312	70,949
*	Blueprint Medicines Corp.	909,148	68,559
	Patterson Cos. Inc.	1,884,452	68,085

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Akorn Inc.	2,101,946	67,746
*	Penumbra Inc.	709,841	66,796
*	Globus Medical Inc.	1,605,479	65,985
*	Acadia Healthcare Co. Inc.	1,930,658	62,997
*	Ligand Pharmaceuticals Inc.	456,606	62,523
*	Seattle Genetics Inc.	1,123,435	60,104
*	Halozyme Therapeutics Inc.	2,910,609	58,969
*	Array BioPharma Inc.	4,575,069	58,561
*	Horizon Pharma plc	3,937,027	57,481
*	Avexis Inc.	517,331	57,253
*	Myriad Genetics Inc.	1,656,260	56,884
*	Wright Medical Group NV	2,534,706	56,270
*	Magellan Health Inc.	573,827	55,403
*	Amicus Therapeutics Inc.	3,847,257	55,362
*	Insmed Inc.	1,763,660	54,991
*	Agios Pharmaceuticals Inc.	954,208	54,552
*	Prestige Brands Holdings Inc.	1,209,042	53,694
*	Halyard Health Inc.	1,130,111	52,189
*	Aerie Pharmaceuticals Inc.	848,214	50,681
*	Merit Medical Systems Inc.	1,155,109	49,901
*	Mallinckrodt plc	2,203,481	49,711
*	Ironwood Pharmaceuticals Inc. Class A	3,276,878	49,120
*	Inogen Inc.	401,021	47,754
*	Loxo Oncology Inc.	555,863	46,793
*	LifePoint Health Inc.	899,034	44,772
*	Supernus Pharmaceuticals Inc.	1,119,294	44,604
*	Brookdale Senior Living Inc.	4,522,496	43,868
*	Medicines Co.	1,590,641	43,488
*	Pacira Pharmaceuticals Inc.	932,063	42,549
*	Nevro Corp.	608,768	42,029
*	Select Medical Holdings Corp.	2,297,006	40,542
*	Ultragenyx Pharmaceutical Inc.	871,449	40,418
*,^	OPKO Health Inc.	8,158,023	39,974
*,^	Teladoc Inc.	1,106,671	38,568
*,^	Spark Therapeutics Inc.	740,222	38,062
*	Endo International plc	4,884,110	37,852
*	Spectrum Pharmaceuticals Inc.	1,980,099	37,523
*	Global Blood Therapeutics Inc.	953,468	37,519
*,^	Tenet Healthcare Corp.	2,457,187	37,251
*	Amedisys Inc.	702,129	37,009
*	Varex Imaging Corp.	917,741	36,866
*	NxStage Medical Inc.	1,503,294	36,425
*	Emergent BioSolutions Inc.	745,502	34,643
*	Tivity Health Inc.	916,680	33,505
*	Novocure Ltd.	1,631,775	32,962
*	HMS Holdings Corp.	1,890,047	32,036
*,^	Radius Health Inc.	957,826	30,430
*	Arena Pharmaceuticals Inc.	891,722	30,292
*	Impax Laboratories Inc.	1,815,996	30,236
*	Quidel Corp.	694,700	30,115
	Owens & Minor Inc.	1,498,540	28,292
*	Aimmune Therapeutics Inc.	743,416	28,116
	CONMED Corp.	542,296	27,641
*,^	Theravance Biopharma Inc.	988,927	27,581
*,^	Editas Medicine Inc.	874,993	26,889
*	Innoviva Inc.	1,879,031	26,663
	Abaxis Inc.	528,541	26,173
	Analogic Corp.	306,641	25,681
*	Momenta Pharmaceuticals Inc.	1,795,491	25,047
*	LHC Group Inc.	406,122	24,875
*	Acorda Therapeutics Inc.	1,146,381	24,590
	Ensign Group Inc.	1,082,191	24,025
*	Orthofix International NV	425,871	23,295
*	Intercept Pharmaceuticals Inc.	396,581	23,168

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Corcept Therapeutics Inc.	1,114,014	20,119
	Kindred Healthcare Inc.	2,057,480	19,958
*	Acceleron Pharma Inc.	465,769	19,767
	Luminex Corp.	983,606	19,377
*	Omnicell Inc.	398,713	19,338
*	Alder Biopharmaceuticals Inc.	1,603,106	18,356
*,^	Lannett Co. Inc.	780,927	18,118
*,^	Intrexon Corp.	1,495,922	17,233
*,^	Glaukos Corp.	665,716	17,076
*	Genomic Health Inc.	482,062	16,487
*,^	Epizyme Inc.	1,275,157	16,003
*	Intra-Cellular Therapies Inc.	1,099,471	15,920
*	AnaptysBio Inc.	152,548	15,365
*	Repligen Corp.	419,101	15,205
*	HealthStream Inc.	641,606	14,860
	Meridian Bioscience Inc.	1,056,532	14,791
	Invacare Corp.	830,129	13,988
*,^	MiMedx Group Inc.	1,108,433	13,977
*,^	TherapeuticsMD Inc.	2,182,175	13,180
*,^	Synergy Pharmaceuticals Inc.	5,525,896	12,323
*	Natus Medical Inc.	314,534	12,015
*,^	AMAG Pharmaceuticals Inc.	894,643	11,854
*,^	Community Health Systems Inc.	2,777,483	11,832
*,^	Endologix Inc.	2,024,078	10,829
*,^	Keryx Biopharmaceuticals Inc.	2,295,485	10,674
*	Intellia Therapeutics Inc.	543,390	10,444
*	CorVel Corp.	195,409	10,337
*	PDL BioPharma Inc.	3,743,530	10,257
	National HealthCare Corp.	164,700	10,037
*	Achillion Pharmaceuticals Inc.	3,379,998	9,734
*	PTC Therapeutics Inc.	515,580	8,600
*	Medpace Holdings Inc.	225,945	8,193
*,^	Lexicon Pharmaceuticals Inc.	812,407	8,027
*	Five Prime Therapeutics Inc.	362,085	7,937
*,^	Insys Therapeutics Inc.	820,410	7,892
*	Natera Inc.	842,803	7,577
*	Aduro Biotech Inc.	944,294	7,082
*,^	ZIOPHARM Oncology Inc.	1,698,440	7,032
*	Accuray Inc.	1,588,652	6,831
*,^	Surgery Partners Inc.	545,787	6,604
*,^	Akcea Therapeutics Inc.	355,915	6,179
*	Depomed Inc.	766,326	6,169
*	American Renal Associates Holdings Inc.	345,919	6,019
*,^	Denali Therapeutics Inc.	332,106	5,194
*,^	Celldex Therapeutics Inc.	1,635,496	4,645
*,^	Seres Therapeutics Inc.	312,783	3,172
*,^	NantKwest Inc.	435,479	1,955
			8,659,062
Industrials (20.6%)
*	XPO Logistics Inc.	2,825,373	258,776
	Broadridge Financial Solutions Inc.	2,767,906	250,717
	IDEX Corp.	1,810,633	238,949
	Spirit AeroSystems Holdings Inc. Class A	2,724,382	237,702
	Jack Henry & Associates Inc.	1,840,266	215,238
*	TransUnion	3,889,674	213,777
	AO Smith Corp.	3,436,412	210,583
	Old Dominion Freight Line Inc.	1,563,917	205,733
	Lennox International Inc.	937,580	195,260
	PerkinElmer Inc.	2,602,722	190,311
*	Berry Global Group Inc.	3,137,078	184,052
*	Keysight Technologies Inc.	4,360,467	181,395
	Orbital ATK Inc.	1,367,705	179,853
	Graco Inc.	3,960,778	179,106
	Allegion plc	2,244,071	178,538

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Universal Display Corp.	995,671	171,903
Nordson Corp.	1,154,430	169,009
* HD Supply Holdings Inc.	4,159,998	166,525
Carlisle Cos. Inc.	1,458,760	165,788
* Coherent Inc.	578,744	163,333
Oshkosh Corp.	1,764,016	160,331
Toro Co.	2,412,482	157,366
Donaldson Co. Inc.	3,054,651	149,525
BWX Technologies Inc.	2,356,406	142,539
* WEX Inc.	1,009,088	142,514
* Quanta Services Inc.	3,634,403	142,142
Knight-Swift Transportation Holdings Inc.	3,143,165	137,419
* AECOM	3,688,712	137,036
Packaging Corp. of America	1,120,335	135,056
* Teledyne Technologies Inc.	744,479	134,862
Trinity Industries Inc.	3,562,571	133,454
Hexcel Corp.	2,103,166	130,081
* Zebra Technologies Corp.	1,243,941	129,121
AptarGroup Inc.	1,485,078	128,133
* CoStar Group Inc.	427,731	127,015
Lincoln Electric Holdings Inc.	1,385,692	126,902
Huntington Ingalls Industries Inc.	533,721	125,798
Sonoco Products Co.	2,347,921	124,769
Booz Allen Hamilton Holding Corp. Class A	3,262,824	124,412
Watsco Inc.	729,291	124,009
MDU Resources Group Inc.	4,586,364	123,281
Eagle Materials Inc.	1,075,077	121,806
Cognex Corp.	1,938,456	118,556
Genpact Ltd.	3,698,591	117,393
National Instruments Corp.	2,748,476	114,419
* Genesee & Wyoming Inc. Class A	1,448,832	114,067
Graphic Packaging Holding Co.	7,319,158	113,081
EMCOR Group Inc.	1,380,961	112,894
Curtiss-Wright Corp.	926,212	112,859
AGCO Corp.	1,576,471	112,607
Avnet Inc.	2,814,217	111,499
Air Lease Corp. Class A	2,294,937	110,364
MAXIMUS Inc.	1,531,436	109,620
ITT Inc.	2,041,446	108,952
Ryder System Inc.	1,246,210	104,894
Littelfuse Inc.	529,645	104,774
Crane Co.	1,172,969	104,652
Jabil Inc.	3,922,936	102,977
Landstar System Inc.	987,411	102,790
Bemis Co. Inc.	2,125,141	101,561
MSC Industrial Direct Co. Inc. Class A	1,037,731	100,307
* Euronet Worldwide Inc.	1,179,079	99,361
Woodward Inc.	1,286,340	98,456
Kennametal Inc.	1,879,221	90,973
* CoreLogic Inc.	1,933,039	89,326
Terex Corp.	1,846,182	89,023
* Louisiana-Pacific Corp.	3,383,900	88,861
Brink's Co.	1,124,205	88,475
* IPG Photonics Corp.	411,784	88,175
Valmont Industries Inc.	530,683	88,014
Deluxe Corp.	1,115,897	85,746
* Owens-Illinois Inc.	3,828,391	84,875
* Kirby Corp.	1,253,956	83,764
John Bean Technologies Corp.	737,673	81,734
* Summit Materials Inc. Class A	2,596,337	81,629
* KLX Inc.	1,193,351	81,446
Maxar Technologies Ltd.	1,264,904	81,359
Timken Co.	1,609,083	79,086
Regal Beloit Corp.	1,029,537	78,863

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* MasTec Inc.	1,591,175	77,888
* Conduent Inc.	4,803,363	77,622
FLIR Systems Inc.	1,649,969	76,922
* USG Corp.	1,967,625	75,872
Belden Inc.	969,901	74,847
Barnes Group Inc.	1,177,330	74,490
* On Assignment Inc.	1,153,157	74,113
* Trex Co. Inc.	682,844	74,013
* WESCO International Inc.	1,082,939	73,802
* Colfax Corp.	1,839,146	72,867
HEICO Corp.	771,246	72,767
* Generac Holdings Inc.	1,449,331	71,771
* Rogers Corp.	437,529	70,845
HEICO Corp. Class A	886,059	70,043
* Cimpress NV	578,103	69,303
EnerSys	976,436	67,989
* Moog Inc. Class A	778,101	67,578
* RBC Bearings Inc.	527,442	66,669
* Rexnord Corp.	2,507,041	65,233
* TopBuild Corp.	859,786	65,120
KBR Inc.	3,259,877	64,643
Flowserve Corp.	1,507,390	63,506
Vishay Intertechnology Inc.	3,039,367	63,067
* Clean Harbors Inc.	1,157,606	62,742
* JELD-WEN Holding Inc.	1,588,691	62,547
Tetra Tech Inc.	1,278,577	61,564
* II-VI Inc.	1,310,352	61,521
UniFirst Corp.	372,235	61,382
MSA Safety Inc.	782,466	60,657
Applied Industrial Technologies Inc.	879,961	59,925
* Proto Labs Inc.	578,560	59,592
* Armstrong World Industries Inc.	981,808	59,449
Granite Construction Inc.	919,158	58,302
* WageWorks Inc.	919,852	57,031
* Builders FirstSource Inc.	2,607,119	56,809
ABM Industries Inc.	1,499,578	56,564
* Gardner Denver Holdings Inc.	1,661,098	56,361
Silgan Holdings Inc.	1,865,862	54,838
* AMN Healthcare Services Inc.	1,106,727	54,506
GATX Corp.	875,356	54,412
* Esterline Technologies Corp.	725,799	54,217
Simpson Manufacturing Co. Inc.	923,605	53,024
* Anixter International Inc.	685,727	52,115
* Itron Inc.	759,329	51,786
* Sanmina Corp.	1,565,141	51,650
Watts Water Technologies Inc. Class A	673,628	51,162
* Navistar International Corp.	1,189,658	51,013
Convergys Corp.	2,141,930	50,335
* Meritor Inc.	2,141,576	50,241
Insperity Inc.	875,863	50,231
Universal Forest Products Inc.	1,324,199	49,816
* Plexus Corp.	814,531	49,458
Schneider National Inc. Class B	1,707,568	48,768
EnPro Industries Inc.	517,873	48,426
* Masonite International Corp.	653,076	48,426
Korn/Ferry	1,169,598	48,398
Covanta Holding Corp.	2,858,806	48,314
* Aerojet Rocketdyne Holdings Inc.	1,545,873	48,231
Mueller Industries Inc.	1,321,687	46,827
* SPX FLOW Inc.	974,335	46,330
Triton International Ltd.	1,214,700	45,491
* ExlService Holdings Inc.	752,036	45,385
* TriNet Group Inc.	1,010,198	44,792
Mueller Water Products Inc. Class A	3,574,599	44,790

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Exponent Inc.	625,569	44,478
	Franklin Electric Co. Inc.	959,335	44,034
	Albany International Corp.	698,342	42,913
*,^	Ambarella Inc.	730,294	42,905
	World Fuel Services Corp.	1,488,022	41,873
	Brady Corp. Class A	1,100,510	41,709
	Kaman Corp.	678,350	39,914
^	Chicago Bridge & Iron Co. NV	2,459,497	39,696
	Comfort Systems USA Inc.	907,556	39,615
	Forward Air Corp.	685,884	39,397
	Werner Enterprises Inc.	991,386	38,317
	Otter Tail Corp.	860,321	38,241
*	FTI Consulting Inc.	876,086	37,637
*	Floor & Decor Holdings Inc. Class A	772,272	37,594
*	Hub Group Inc. Class A	775,149	37,130
	Greif Inc. Class A	611,507	37,045
	Mobile Mini Inc.	1,073,361	37,031
*	Harsco Corp.	1,958,181	36,520
	Sun Hydraulics Corp.	561,797	36,343
	ESCO Technologies Inc.	597,064	35,973
*,^	MACOM Technology Solutions Holdings Inc.	1,095,697	35,654
*	Benchmark Electronics Inc.	1,214,001	35,327
	Greenbrier Cos. Inc.	662,034	35,286
	AAON Inc.	960,293	35,243
*	TTM Technologies Inc.	2,232,125	34,977
	Actuant Corp. Class A	1,382,016	34,965
*	Integer Holdings Corp.	767,905	34,786
	Boise Cascade Co.	870,642	34,739
	Altra Industrial Motion Corp.	678,081	34,175
	Methode Electronics Inc.	851,939	34,163
	General Cable Corp.	1,150,087	34,043
*	Atlas Air Worldwide Holdings Inc.	573,791	33,653
*	Milacron Holdings Corp.	1,698,186	32,503
	AZZ Inc.	635,933	32,496
	Cubic Corp.	548,085	32,310
	Badger Meter Inc.	674,720	32,252
	Apogee Enterprises Inc.	702,979	32,147
	H&E Equipment Services Inc.	783,104	31,833
	Tennant Co.	437,363	31,774
*	Air Transport Services Group Inc.	1,370,566	31,715
	Standex International Corp.	310,026	31,576
	Aircastle Ltd.	1,347,579	31,520
	Matson Inc.	1,055,221	31,488
	Triumph Group Inc.	1,155,791	31,438
	AAR Corp.	796,034	31,276
*	Paylocity Holding Corp.	658,827	31,070
*	SPX Corp.	988,651	31,034
	Manitowoc Co. Inc.	774,039	30,451
	Raven Industries Inc.	882,300	30,307
*	TriMas Corp.	1,117,308	29,888
*	Sykes Enterprises Inc.	946,897	29,780
	Wabash National Corp.	1,372,036	29,773
	Astec Industries Inc.	508,923	29,772
*	Aerovironment Inc.	526,209	29,552
*	Imperva Inc.	742,865	29,492
*	GMS Inc.	782,741	29,462
*	Knowles Corp.	1,985,558	29,108
*	Cotiviti Holdings Inc.	900,988	29,021
	ManTech International Corp. Class A	576,103	28,915
*	OSI Systems Inc.	434,668	27,984
*	Continental Building Products Inc.	941,730	26,510
	Heartland Express Inc.	1,126,510	26,293
	McGrath RentCorp	558,971	26,260
*	Advanced Disposal Services Inc.	1,089,071	26,072

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Primoris Services Corp.	947,240	25,755
*	TrueBlue Inc.	905,884	24,912
*	Tutor Perini Corp.	977,274	24,774
	Materion Corp.	493,309	23,975
	Encore Wire Corp.	487,462	23,715
	REV Group Inc.	714,984	23,258
^	Sturm Ruger & Co. Inc.	415,207	23,189
	MTS Systems Corp.	417,008	22,393
*,^	Inovalon Holdings Inc. Class A	1,484,302	22,265
	AVX Corp.	1,248,752	21,603
	ArcBest Corp.	601,928	21,519
	Schnitzer Steel Industries Inc.	635,465	21,288
	CIRCOR International Inc.	410,962	20,006
	Quanex Building Products Corp.	853,499	19,972
*	Aegion Corp. Class A	776,387	19,744
	Advanced Drainage Systems Inc.	824,686	19,669
	EVERTEC Inc.	1,437,522	19,622
*	Huron Consulting Group Inc.	481,875	19,492
*	FARO Technologies Inc.	412,339	19,380
*	Navigant Consulting Inc.	989,175	19,200
	Lindsay Corp.	216,769	19,119
*	Thermon Group Holdings Inc.	805,262	19,061
*	Cardtronics plc Class A	1,023,600	18,957
*,^	Evolent Health Inc. Class A	1,481,938	18,228
	Kelly Services Inc. Class A	664,908	18,132
*	Veeco Instruments Inc.	1,215,913	18,056
	Griffon Corp.	879,121	17,890
*	Installed Building Products Inc.	230,678	17,520
	Hyster-Yale Materials Handling Inc.	203,632	17,341
*,^	American Outdoor Brands Corp.	1,343,731	17,254
*	Atkore International Group Inc.	801,028	17,182
	Quad/Graphics Inc.	758,540	17,143
*,^	Axon Enterprise Inc.	630,351	16,704
*	Donnelley Financial Solutions Inc.	842,535	16,421
	RR Donnelley & Sons Co.	1,754,866	16,320
	RPX Corp.	1,175,506	15,799
	TeleTech Holdings Inc.	345,776	13,918
*	TimkenSteel Corp.	852,366	12,947
	Kforce Inc.	505,541	12,765
	LSC Communications Inc.	835,786	12,662
*	InnerWorkings Inc.	1,176,107	11,796
	Resources Connection Inc.	725,722	11,212
*	Team Inc.	732,313	10,911
*	Bazaarvoice Inc.	1,956,380	10,662
*	Wesco Aircraft Holdings Inc.	1,416,154	10,480
	Greif Inc. Class B	149,205	10,347
*	Mistras Group Inc.	436,484	10,244
	Gorman-Rupp Co.	321,569	10,036
*	Ply Gem Holdings Inc.	534,469	9,888
*	Armstrong Flooring Inc.	566,380	9,583
*	Astronics Corp.	216,373	8,973
*	PHH Corp.	844,618	8,700
	American Railcar Industries Inc.	200,193	8,336
	Park Electrochemical Corp.	327,389	6,433
*	International Seaways Inc.	304,572	5,622
*,^	Forterra Inc.	312,117	3,465
*	Astronics Corp. Class B	56,563	2,356
	Essendant Inc.	181,073	1,679
*	Dorian LPG Ltd.	14,887	122
*	Babcock & Wilcox Enterprises Inc.	698	4
			17,450,396
Oil & Gas (4.9%)
*	Diamondback Energy Inc.	2,312,598	291,966
*	Parsley Energy Inc. Class A	5,566,120	163,867

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Newfield Exploration Co.	4,661,922	146,990
*	WPX Energy Inc.	9,289,799	130,708
*	Energen Corp.	2,266,986	130,510
*	First Solar Inc.	1,843,424	124,468
	Targa Resources Corp.	2,517,921	121,918
*	RSP Permian Inc.	2,971,126	120,865
	Patterson-UTI Energy Inc.	5,171,387	118,994
	Murphy Oil Corp.	3,816,191	118,493
	Core Laboratories NV	1,036,673	113,568
	HollyFrontier Corp.	2,082,771	106,680
	Range Resources Corp.	5,791,934	98,810
*,^	Transocean Ltd.	9,160,084	97,830
*,^	Weatherford International plc	23,170,514	96,621
	PBF Energy Inc. Class A	2,451,626	86,910
*,^	Chesapeake Energy Corp.	19,968,485	79,075
*	PDC Energy Inc.	1,527,075	78,705
*	Matador Resources Co.	2,351,326	73,197
	Helmerich & Payne Inc.	1,132,314	73,193
*,^	Centennial Resource Development Inc. Class A	3,628,755	71,849
*	Southwestern Energy Co.	12,282,939	68,539
	Ensco plc Class A	10,150,280	59,988
	Delek US Holdings Inc.	1,702,038	59,469
*	Callon Petroleum Co.	4,884,231	59,343
	SemGroup Corp. Class A	1,905,496	57,546
	SM Energy Co.	2,589,987	57,187
*,^	Whiting Petroleum Corp.	2,109,990	55,873
*	QEP Resources Inc.	5,824,260	55,738
*	Oasis Petroleum Inc.	6,421,987	54,009
	CNX Resources Corp.	3,464,046	50,679
	Oceaneering International Inc.	2,386,343	50,447
*	Gulfport Energy Corp.	3,769,562	48,100
*	Rowan Cos. plc Class A	3,069,750	48,072
	Nabors Industries Ltd.	6,799,492	46,441
*	C&J Energy Services Inc.	1,384,958	46,355
*	McDermott International Inc.	6,566,005	43,204
	Pattern Energy Group Inc. Class A	1,998,546	42,949
*	Ultra Petroleum Corp.	4,557,527	41,291
*	Dril-Quip Inc.	861,570	41,097
*	Laredo Petroleum Inc.	3,827,787	40,613
*	Carrizo Oil & Gas Inc.	1,887,318	40,162
^	RPC Inc.	1,477,682	37,725
*	MRC Global Inc.	2,186,934	37,003
*	Superior Energy Services Inc.	3,743,858	36,053
*	Extraction Oil & Gas Inc.	2,504,424	35,838
*	Oil States International Inc.	1,251,580	35,420
*	Chart Industries Inc.	682,748	31,994
*	NOW Inc.	2,651,499	29,246
*	ProPetro Holding Corp.	1,425,831	28,745
*	Unit Corp.	1,299,036	28,579
*	Forum Energy Technologies Inc.	1,818,613	28,279
*	Exterran Corp.	836,291	26,293
*	Helix Energy Solutions Group Inc.	3,454,417	26,046
*,^	Diamond Offshore Drilling Inc.	1,390,621	25,852
*	Noble Corp. plc	5,555,572	25,111
*	SRC Energy Inc.	2,591,929	22,109
*	Denbury Resources Inc.	9,935,762	21,958
*,^	Tellurian Inc.	1,941,584	18,911
*	SEACOR Holdings Inc.	396,799	18,340
*	Newpark Resources Inc.	2,028,504	17,445
^	CVR Energy Inc.	435,967	16,235
*,^	Keane Group Inc.	849,720	16,153
	Archrock Inc.	1,521,792	15,979
*	Jagged Peak Energy Inc.	814,341	12,850
*,^	SunPower Corp. Class A	1,407,239	11,863

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	WildHorse Resource Development Corp.	641,993	11,819
	Green Plains Inc.	518,625	8,739
*	TETRA Technologies Inc.	1,502,426	6,415
*,^	Sanchez Energy Corp.	993,551	5,276
*,^	NCS Multistage Holdings Inc.	256,465	3,780
*,^	NextDecade Corp.	447,682	3,725
*	Eclipse Resources Corp.	1,266,328	3,039
*,^	EP Energy Corp. Class A	1,173,918	2,770
*	Flotek Industries Inc.	768	4
*	SEACOR Marine Holdings Inc.	249	3
			4,161,916
Other (0.0%)[2]
*,3	Dyax Corp. CVR Exp. 12/31/2019	2,940,655	5,881
*,3	Herbalife Ltd. CVR	228,911	2,221
*,3	NewStar Financial Inc. CVR	651,238	352
*,3	Media General Inc. CVR	2,475,062	96
*,3	Clinical Data CVR	297,875	—
			8,550
Technology (11.1%)
	CDW Corp.	3,607,817	250,707
	Leidos Holdings Inc.	3,568,078	230,391
*	IAC/InterActiveCorp	1,795,561	219,561
*	ON Semiconductor Corp.	10,093,884	211,366
	Teradyne Inc.	4,636,329	194,123
*	CommScope Holding Co. Inc.	4,487,097	169,747
	SS&C Technologies Holdings Inc.	4,141,439	167,645
*	PTC Inc.	2,720,673	165,335
*	Fortinet Inc.	3,472,630	151,719
*	Tyler Technologies Inc.	846,912	149,946
*	Ultimate Software Group Inc.	666,412	145,431
*	Microsemi Corp.	2,767,370	142,935
*	Veeva Systems Inc. Class A	2,553,075	141,134
*	GoDaddy Inc. Class A	2,781,785	139,868
*	Guidewire Software Inc.	1,780,565	132,225
*	Cavium Inc.	1,563,736	131,088
*	EPAM Systems Inc.	1,194,153	128,288
*	athenahealth Inc.	939,132	124,942
	MKS Instruments Inc.	1,273,614	120,357
	CSRA Inc.	3,851,241	115,229
	Cypress Semiconductor Corp.	7,400,103	112,778
*	Aspen Technology Inc.	1,698,322	112,429
*	Nuance Communications Inc.	6,737,420	110,157
*	Teradata Corp.	2,835,757	109,063
	Fair Isaac Corp.	702,967	107,695
*	ARRIS International plc	4,159,718	106,863
	Blackbaud Inc.	1,128,425	106,625
*	Tableau Software Inc. Class A	1,506,967	104,282
	Monolithic Power Systems Inc.	924,666	103,895
	Entegris Inc.	3,297,202	100,400
*,^	ViaSat Inc.	1,323,395	99,056
*	NCR Corp.	2,836,638	96,417
	SYNNEX Corp.	699,656	95,118
*	Proofpoint Inc.	1,015,270	90,166
*,^	Paycom Software Inc.	1,111,614	89,296
*	Integrated Device Technology Inc.	2,951,905	87,760
	DST Systems Inc.	1,412,238	87,658
*	Silicon Laboratories Inc.	991,217	87,524
*	Cree Inc.	2,346,279	87,141
*	Tech Data Corp.	886,811	86,881
*	Medidata Solutions Inc.	1,296,917	82,186
*	Nutanix Inc.	2,268,860	80,045
	j2 Global Inc.	1,066,833	80,044
*	Manhattan Associates Inc.	1,609,228	79,721
*	CACI International Inc. Class A	588,834	77,932

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Zendesk Inc.	2,296,727	77,721
*	Cirrus Logic Inc.	1,493,281	77,442
	Science Applications International Corp.	1,007,216	77,123
*	Dycom Industries Inc.	689,926	76,878
*,^	2U Inc.	1,176,184	75,876
*	HubSpot Inc.	802,371	70,930
*	Ellie Mae Inc.	784,924	70,172
*	Ciena Corp.	3,330,878	69,715
*	RingCentral Inc. Class A	1,437,769	69,588
*,^	Lumentum Holdings Inc.	1,400,595	68,489
*	ACI Worldwide Inc.	2,845,857	64,516
*	RealPage Inc.	1,444,547	63,993
*	Verint Systems Inc.	1,510,599	63,219
*	Advanced Energy Industries Inc.	922,971	62,282
	InterDigital Inc.	803,689	61,201
*	Allscripts Healthcare Solutions Inc.	4,186,817	60,918
*	NetScout Systems Inc.	1,906,890	58,065
*	FireEye Inc.	4,087,544	58,043
	Cabot Microelectronics Corp.	609,989	57,388
*	Finisar Corp.	2,756,134	56,087
*	New Relic Inc.	954,983	55,169
*	Mercury Systems Inc.	1,061,442	54,505
*	Semtech Corp.	1,527,422	52,238
*	EchoStar Corp. Class A	871,093	52,178
*	CommVault Systems Inc.	989,045	51,925
	Pitney Bowes Inc.	4,529,082	50,635
*	Envestnet Inc.	1,010,421	50,369
	Power Integrations Inc.	682,686	50,212
*	Box Inc.	2,309,736	48,782
*	Viavi Solutions Inc.	5,494,432	48,021
*	VeriFone Systems Inc.	2,706,024	47,924
*	Cornerstone OnDemand Inc.	1,254,715	44,329
	Pegasystems Inc.	939,941	44,318
	Progress Software Corp.	1,036,030	44,104
	TiVo Corp.	2,802,994	43,727
	Cogent Communications Holdings Inc.	948,052	42,947
	Ebix Inc.	533,671	42,293
*	BroadSoft Inc.	754,575	41,426
*	NETGEAR Inc.	688,659	40,459
*,^	Ubiquiti Networks Inc.	545,886	38,769
*	MaxLinear Inc.	1,455,962	38,467
	Brooks Automation Inc.	1,608,657	38,366
*	Rambus Inc.	2,651,717	37,707
*,^	Cloudera Inc.	2,245,778	37,100
*,^	Match Group Inc.	1,178,538	36,900
	Plantronics Inc.	731,200	36,838
	CSG Systems International Inc.	815,729	35,745
*	Twilio Inc. Class A	1,503,368	35,479
*	Pure Storage Inc. Class A	2,131,829	33,811
*	Electronics For Imaging Inc.	1,132,867	33,454
*	Insight Enterprises Inc.	872,600	33,412
*	Synaptics Inc.	823,093	32,874
*	Bottomline Technologies de Inc.	939,390	32,578
*,^	Inphi Corp.	878,341	32,147
*	MicroStrategy Inc. Class A	229,676	30,156
*	MuleSoft Inc. Class A	1,295,560	30,135
*	Coupa Software Inc.	909,693	28,401
*	FormFactor Inc.	1,783,551	27,913
	Xperi Corp.	1,133,541	27,658
^	Diebold Nixdorf Inc.	1,658,741	27,120
*	Diodes Inc.	903,362	25,899
*	Barracuda Networks Inc.	915,241	25,169
*	CEVA Inc.	540,417	24,940
*	Alarm.com Holdings Inc.	650,587	24,560

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Cray Inc.	993,913	24,053
	NIC Inc.	1,425,157	23,658
*	Blucora Inc.	1,052,037	23,250
*,^	3D Systems Corp.	2,656,728	22,954
	ADTRAN Inc.	1,172,692	22,692
*	Web.com Group Inc.	1,030,076	22,456
*	Callidus Software Inc.	761,118	21,806
*	Hortonworks Inc.	1,075,183	21,622
	Monotype Imaging Holdings Inc.	881,493	21,244
*	Qualys Inc.	341,053	20,241
*	Super Micro Computer Inc.	962,749	20,146
*	Infinera Corp.	3,163,274	20,024
*,^	Acacia Communications Inc.	532,634	19,297
*	ScanSource Inc.	539,030	19,297
*	Syntel Inc.	826,785	19,008
*	Amkor Technology Inc.	1,862,565	18,719
*,^	Shutterstock Inc.	431,147	18,552
*	Premier Inc. Class A	633,144	18,481
*	Quality Systems Inc.	1,338,414	18,176
*	Blackline Inc.	527,425	17,300
*,^	Gogo Inc.	1,413,129	15,940
*	Presidio Inc.	812,473	15,575
*	LivePerson Inc.	1,331,528	15,313
^	Switch Inc.	823,722	14,984
*	Lattice Semiconductor Corp.	2,528,171	14,613
*	Virtusa Corp.	329,828	14,539
*	Loral Space & Communications Inc.	323,618	14,255
*	Endurance International Group Holdings Inc.	1,619,940	13,607
*	CommerceHub Inc.	651,371	13,412
*	Alteryx Inc. Class A	517,245	13,071
*,^	Benefitfocus Inc.	472,500	12,758
*	Actua Corp.	752,031	11,732
	Forrester Research Inc.	248,910	11,002
*	Okta Inc.	424,540	10,872
*,^	Unisys Corp.	1,301,886	10,610
	Computer Programs & Systems Inc.	336,926	10,125
*	Rapid7 Inc.	510,777	9,531
*,^	Cision Ltd.	784,626	9,314
*	Synchronoss Technologies Inc.	912,546	8,158
*,^	Yext Inc.	660,656	7,948
*	Altair Engineering Inc. Class A	313,537	7,500
*	CommerceHub Inc. Class A	325,343	7,154
*	SailPoint Technologies Holding Inc.	480,870	6,973
	Systemax Inc.	202,655	6,742
*,^	Appian Corp. Class A	209,440	6,593
*	WideOpenWest Inc.	623,571	6,591
*	MongoDB Inc.	220,693	6,550
*,^	Castlight Health Inc. Class B	1,412,727	5,298
*	Ribbon Communications Inc.	467,310	3,612
*	MobileIron Inc.	876,767	3,419
*	SecureWorks Corp. Class A	285,988	2,537
*	Casa Systems Inc.	104,787	1,861
*	Calix Inc.	46,791	278
*	Cadence Design Systems Inc.	3,974	166
*	Square Inc.	3,400	118
*,3	Piksel Inc.	241	—
			9,389,701
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	2,368,545	65,845
*	Vonage Holdings Corp.	4,965,058	50,495
	Shenandoah Telecommunications Co.	1,056,520	35,710
*	Straight Path Communications Inc. Class B	174,951	31,804
*,^	Iridium Communications Inc.	1,893,624	22,345
*	Cincinnati Bell Inc.	1,042,965	21,746

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
				Shares	($000)
	Consolidated Communications Holdings Inc.			1,551,420	18,912
*,^	Globalstar Inc.			13,642,477	17,872
^	Frontier Communications Corp.			1,956,966	13,229
*	United States Cellular Corp.			331,748	12,484
	ATN International Inc.			213,515	11,799
^	Windstream Holdings Inc.			3,844,579	7,112
*	Intelsat SA			563,733	1,911
					311,264
Utilities (3.8%)
	Atmos Energy Corp.			2,672,709	229,559
	NRG Energy Inc.			7,065,049	201,212
	UGI Corp.			4,102,728	192,623
	Westar Energy Inc. Class A			3,379,978	178,463
	Aqua America Inc.			4,247,743	166,639
	Great Plains Energy Inc.			5,161,022	166,391
*	Calpine Corp.			8,561,727	129,539
	Vectren Corp.			1,987,119	129,202
*,^	Vistra Energy Corp.			6,052,940	110,890
	IDACORP Inc.			1,190,596	108,773
	WGL Holdings Inc.			1,252,408	107,507
	National Fuel Gas Co.			1,862,828	102,288
	Portland General Electric Co.			2,096,860	95,575
	Hawaiian Electric Industries Inc.			2,611,385	94,401
	ONE Gas Inc.			1,221,960	89,521
	ALLETE Inc.			1,196,029	88,937
	New Jersey Resources Corp.			2,084,548	83,799
	Spire Inc.			1,102,819	82,877
	Avista Corp.			1,550,342	79,827
	Southwest Gas Holdings Inc.			987,779	79,496
	PNM Resources Inc.			1,865,389	75,455
	Black Hills Corp.			1,253,936	75,374
	NorthWestern Corp.			1,166,985	69,669
	Ormat Technologies Inc.			901,737	57,675
	South Jersey Industries Inc.			1,793,377	56,007
	El Paso Electric Co.			981,331	54,317
	MGE Energy Inc.			836,147	52,761
	California Water Service Group			1,160,985	52,651
	American States Water Co.			817,994	47,370
	Northwest Natural Gas Co.			696,917	41,571
*	Dynegy Inc.			2,726,719	32,312
*	Evoqua Water Technologies Corp.			712,034	16,882
*	Sunrun Inc.			1,898,297	11,200
*,^	TerraForm Power Inc. Class A			575,839	6,887
*,^	Vivint Solar Inc.			892,330	3,614

					3,171,264

Total Common Stocks (Cost $61,771,703)					84,010,824

		Coupon

Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
4,5	Vanguard Market Liquidity Fund	1.458%		14,810,476	1,481,195

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill	1.035%—1.048%	1/2/18	7,000	7,000
6	United States Treasury Bill	1.105%	2/15/18	16,000	15,976

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 United States Treasury Bill	1.101%	2/22/18	9,300	9,283
				32,259
Total Temporary Cash Investments (Cost $1,513,368)				1,513,454
Total Investments (101.1%) (Cost $63,285,071)				85,524,278
Other Assets and Liabilities—Net (-1.1%)[5,7]				(889,440)
Net Assets (100%)				84,634,838

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $812,376,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and
1.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $865,524,000 of collateral received for securities on loan.
6 Securities with a value of $21,016,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $880,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (2.0%)
	Royal Gold Inc.	870,249	71,465
	NewMarket Corp.	126,000	50,071
*	Ingevity Corp.	559,676	39,440
	US Silica Holdings Inc.	1,081,139	35,202
	Balchem Corp.	425,090	34,262
	Versum Materials Inc.	722,818	27,359
*	Platform Specialty Products Corp.	2,666,764	26,454
	KapStone Paper and Packaging Corp.	1,158,773	26,293
*	Univar Inc.	756,572	23,424
*	Cambrex Corp.	434,968	20,878
	Calgon Carbon Corp.	674,149	14,359
	Deltic Timber Corp.	145,581	13,328
*	Ferro Corp.	555,876	13,113
*,^	Fairmount Santrol Holdings Inc.	2,080,915	10,883
	Hecla Mining Co.	2,647,268	10,510
*	PQ Group Holdings Inc.	448,885	7,384
	American Vanguard Corp.	353,740	6,951
			431,376
Consumer Goods (7.6%)
*	Middleby Corp.	742,738	100,233
	Toll Brothers Inc.	1,998,599	95,973
*	Take-Two Interactive Software Inc.	758,157	83,230
	Gentex Corp.	3,776,115	79,110
	Carter's Inc.	629,214	73,926
*	Skechers U.S.A. Inc. Class A	1,780,760	67,384
*	Post Holdings Inc.	834,595	66,125
	Pool Corp.	506,802	65,707
	Brunswick Corp.	1,166,088	64,391
	CalAtlantic Group Inc.	1,100,104	62,035
*,^	Wayfair Inc.	714,256	57,333
*	Hain Celestial Group Inc.	1,311,292	55,586
*	Welbilt Inc.	1,851,697	43,533
*	Zynga Inc. Class A	10,400,261	41,601
	LCI Industries	314,693	40,910
*	Tempur Sealy International Inc.	612,709	38,411
*,^	Blue Buffalo Pet Products Inc.	1,169,209	38,338
*	TRI Pointe Group Inc.	1,998,461	35,812
*	Steven Madden Ltd.	707,115	33,022
^	B&G Foods Inc.	885,032	31,109
*	Delphi Technologies plc	588,032	30,854
	Vector Group Ltd.	1,350,370	30,221
	J&J Snack Foods Corp.	198,261	30,102
*,^	iRobot Corp.	352,349	27,025
*	Meritage Homes Corp.	508,390	26,030
*	Dorman Products Inc.	425,699	26,027
*	Boston Beer Co. Inc. Class A	109,240	20,876
	WD-40 Co.	176,230	20,795
	Interface Inc. Class A	799,683	20,112
*	Sleep Number Corp.	502,011	18,871
*,^	TreeHouse Foods Inc.	379,550	18,773
*	Hostess Brands Inc. Class A	1,255,846	18,599
*	Cal-Maine Foods Inc.	377,626	16,785
*	Gentherm Inc.	486,615	15,450
	Lancaster Colony Corp.	118,359	15,293
	National Beverage Corp.	154,587	15,063
*	Fitbit Inc. Class A	2,453,410	14,009
	Columbia Sportswear Co.	185,409	13,327
	Coca-Cola Bottling Co. Consolidated	61,607	13,262
*	USANA Health Sciences Inc.	159,233	11,791
	Oxford Industries Inc.	106,048	7,974
*,^	elf Beauty Inc.	276,455	6,168

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	GoPro Inc. Class A	725,032	5,489
*,^	Amplify Snack Brands Inc.	413,105	4,961
	Phibro Animal Health Corp. Class A	130,147	4,360
*,^	Revlon Inc. Class A	104,852	2,286
			1,608,272
Consumer Services (12.5%)
*	Copart Inc.	2,766,252	119,474
	Vail Resorts Inc.	537,091	114,116
*	Burlington Stores Inc.	907,522	111,652
*	Liberty Media Corp-Liberty Formula One	2,544,890	86,933
*	Caesars Entertainment Corp.	6,774,405	85,696
*,^	GrubHub Inc.	1,152,880	82,777
	Dunkin' Brands Group Inc.	1,201,172	77,440
*	Live Nation Entertainment Inc.	1,787,574	76,097
*	Bright Horizons Family Solutions Inc.	708,990	66,645
	Rollins Inc.	1,302,852	60,622
	Six Flags Entertainment Corp.	891,407	59,341
*	Grand Canyon Education Inc.	638,867	57,198
	Casey's General Stores Inc.	503,988	56,416
	Domino's Pizza Inc.	290,818	54,953
*	Five Below Inc.	734,154	48,689
*	Madison Square Garden Co. Class A	227,582	47,986
*	ServiceMaster Global Holdings Inc.	896,657	45,972
	Nexstar Media Group Inc. Class A	575,884	45,034
	Texas Roadhouse Inc. Class A	851,189	44,841
*	Yelp Inc. Class A	1,047,436	43,950
*	Stamps.com Inc.	220,909	41,531
*	Hilton Grand Vacations Inc.	987,641	41,432
*	Sprouts Farmers Market Inc.	1,681,772	40,951
*	Lions Gate Entertainment Corp. Class B	1,277,776	40,557
*	SiteOne Landscape Supply Inc.	528,505	40,536
*	Planet Fitness Inc. Class A	1,141,414	39,527
	Jack in the Box Inc.	391,559	38,416
	Churchill Downs Inc.	163,960	38,153
	Marriott Vacations Worldwide Corp.	282,057	38,137
	Choice Hotels International Inc.	489,628	37,995
*	Scientific Games Corp. Class A	715,830	36,722
*	Ollie's Bargain Outlet Holdings Inc.	652,970	34,771
*	Liberty Expedia Holdings Inc. Class A	722,810	32,042
	Red Rock Resorts Inc. Class A	913,323	30,816
*	Sotheby's	592,855	30,591
*	Dave & Buster's Entertainment Inc.	547,234	30,191
	PriceSmart Inc.	343,118	29,542
*	Buffalo Wild Wings Inc.	185,907	29,067
*	Groupon Inc. Class A	5,577,257	28,444
*	Etsy Inc.	1,377,665	28,173
	Allegiant Travel Co. Class A	170,980	26,459
	Sabre Corp.	1,280,953	26,260
*	Pinnacle Entertainment Inc.	724,540	23,714
*,^	Lions Gate Entertainment Corp. Class A	699,421	23,647
*	Eldorado Resorts Inc.	713,241	23,644
	Monro Inc.	413,742	23,563
	Morningstar Inc.	226,028	21,918
*,^	RH	252,655	21,781
*	Shutterfly Inc.	435,654	21,674
	Cable One Inc.	30,424	21,399
	ILG Inc.	699,740	19,929
	Boyd Gaming Corp.	522,479	18,313
^	Papa John's International Inc.	325,519	18,265
*	AMC Networks Inc. Class A	334,203	18,074
*,^	Trade Desk Inc. Class A	392,000	17,926
*	Michaels Cos. Inc.	720,439	17,427
*	Pandora Media Inc.	3,136,356	15,117
	Wingstop Inc.	386,132	15,051

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	World Wrestling Entertainment Inc. Class A	467,862	14,307
	Sonic Corp.	507,326	13,941
*	Belmond Ltd. Class A	1,086,502	13,310
	Cheesecake Factory Inc.	273,326	13,169
*	Diplomat Pharmacy Inc.	640,911	12,863
*	Quotient Technology Inc.	1,046,543	12,297
*	Lumber Liquidators Holdings Inc.	377,554	11,851
*	Liberty Media Corp-Liberty Formula One Class A	320,518	10,487
*	TrueCar Inc.	929,825	10,414
*,^	Shake Shack Inc. Class A	226,494	9,785
	BJ's Restaurants Inc.	260,125	9,469
*	ANGI Homeservices Inc. Class A	781,059	8,170
*	National Vision Holdings Inc.	198,223	8,050
*	EW Scripps Co. Class A	370,723	5,794
	New Media Investment Group Inc.	334,284	5,609
^	AMC Entertainment Holdings Inc. Class A	317,326	4,792
	Tile Shop Holdings Inc.	484,341	4,650
*	Fiesta Restaurant Group Inc.	143,685	2,730
*,^	Cargurus Inc.	77,483	2,323
*	Clean Energy Fuels Corp.	902,036	1,831
*,^	Blue Apron Holdings Inc. Class A	373,644	1,506
*	El Pollo Loco Holdings Inc.	140,826	1,394
*,^	Stitch Fix Inc. Class A	53,900	1,392
*,^	Habit Restaurants Inc. Class A	134,893	1,288
			2,649,009
Financials (17.7%)
	Kilroy Realty Corp.	1,307,412	97,598
	MarketAxess Holdings Inc.	474,141	95,658
*	Signature Bank	689,015	94,574
	Equity LifeStyle Properties Inc.	1,051,513	93,606
	Sun Communities Inc.	972,807	90,257
	Douglas Emmett Inc.	2,142,675	87,978
	Lamar Advertising Co. Class A	1,116,329	82,876
	Healthcare Trust of America Inc. Class A	2,724,403	81,841
	Colony NorthStar Inc. Class A	6,894,411	78,665
	Bank of the Ozarks	1,619,301	78,455
	American Homes 4 Rent Class A	3,423,977	74,780
	American Campus Communities Inc.	1,815,792	74,502
	DCT Industrial Trust Inc.	1,240,041	72,890
*	Western Alliance Bancorp	1,261,252	71,412
	Hudson Pacific Properties Inc.	2,074,443	71,050
	CubeSmart	2,406,529	69,597
	CyrusOne Inc.	1,153,800	68,686
	Medical Properties Trust Inc.	4,837,332	66,658
	Pinnacle Financial Partners Inc.	980,924	65,035
*	Howard Hughes Corp.	488,031	64,064
	STORE Capital Corp.	2,275,476	59,253
*	Liberty Ventures Class A	1,081,644	58,668
*	Texas Capital Bancshares Inc.	659,219	58,605
*	Zillow Group Inc.	1,421,473	58,167
	Gramercy Property Trust	2,136,689	56,964
	Life Storage Inc.	618,549	55,094
*,^	Credit Acceptance Corp.	166,898	53,988
	Healthcare Realty Trust Inc.	1,662,693	53,406
	Spirit Realty Capital Inc.	6,065,339	52,041
	CoreSite Realty Corp.	455,138	51,840
	Gaming and Leisure Properties Inc.	1,343,851	49,723
	Home BancShares Inc.	2,077,393	48,299
*	Essent Group Ltd.	1,110,465	48,216
	PacWest Bancorp	857,398	43,213
	Paramount Group Inc.	2,714,577	43,026
	Physicians Realty Trust	2,387,607	42,953
	Corporate Office Properties Trust	1,447,485	42,267
	Forest City Realty Trust Inc. Class A	1,685,617	40,623

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	FirstCash Inc.	595,563	40,171
	Ryman Hospitality Properties Inc.	578,432	39,923
^	Uniti Group Inc.	2,217,962	39,458
	Evercore Inc. Class A	410,023	36,902
^	Omega Healthcare Investors Inc.	1,318,836	36,321
	Education Realty Trust Inc.	1,009,596	35,255
	Sterling Bancorp	1,417,133	34,861
	Urban Edge Properties	1,360,994	34,692
	STAG Industrial Inc.	1,252,652	34,235
	Pebblebrook Hotel Trust	915,644	34,035
*	LendingTree Inc.	95,320	32,452
*	HealthEquity Inc.	683,784	31,905
	PS Business Parks Inc.	254,004	31,773
	Simmons First National Corp. Class A	549,739	31,390
	QTS Realty Trust Inc. Class A	568,540	30,792
	Rexford Industrial Realty Inc.	1,036,618	30,228
	Kennedy-Wilson Holdings Inc.	1,706,702	29,611
	Retail Opportunity Investments Corp.	1,460,186	29,131
*	Zillow Group Inc. Class A	714,826	29,122
*	FCB Financial Holdings Inc. Class A	552,556	28,070
*	Blackhawk Network Holdings Inc.	756,892	26,983
	LegacyTexas Financial Group Inc.	605,620	25,563
	Financial Engines Inc.	840,147	25,456
	Terreno Realty Corp.	725,793	25,446
*	Eagle Bancorp Inc.	431,106	24,961
	ServisFirst Bancshares Inc.	597,863	24,811
	JBG SMITH Properties	706,875	24,550
	Hilltop Holdings Inc.	954,362	24,174
	HFF Inc. Class A	486,395	23,658
	Towne Bank	747,117	22,974
*,^	BofI Holding Inc.	760,260	22,732
	Sabra Health Care REIT Inc.	1,183,404	22,213
	Kite Realty Group Trust	1,122,986	22,011
	Moelis & Co. Class A	441,837	21,429
*	LendingClub Corp.	4,955,645	20,467
	WisdomTree Investments Inc.	1,544,334	19,381
*	Green Dot Corp. Class A	303,677	18,300
	CareTrust REIT Inc.	1,010,054	16,929
*	Third Point Reinsurance Ltd.	1,140,228	16,704
	Kearny Financial Corp.	967,974	13,987
	Cohen & Steers Inc.	276,755	13,088
	Ameris Bancorp	233,932	11,276
	TFS Financial Corp.	745,379	11,136
	National Bank Holdings Corp. Class A	337,092	10,932
	Alexander's Inc.	27,377	10,837
	American Assets Trust Inc.	268,139	10,254
*	St. Joe Co.	528,550	9,540
	Alexander & Baldwin Inc.	310,835	8,623
	Houlihan Lokey Inc. Class A	177,382	8,058
	New Senior Investment Group Inc.	1,037,856	7,846
*	Marcus & Millichap Inc.	226,895	7,399
	Altisource Residential Corp.	606,953	7,198
*	PennyMac Financial Services Inc. Class A	277,939	6,212
	RMR Group Inc. Class A	90,914	5,391
*,^	Redfin Corp.	160,658	5,032
	InfraREIT Inc.	262,183	4,871
	Northfield Bancorp Inc.	276,818	4,728
	Investment Technology Group Inc.	210,281	4,048
	Hamilton Lane Inc. Class A	89,868	3,180
*	Newmark Group Inc. Class A	147,209	2,341
*	On Deck Capital Inc.	311,844	1,790
	Invitation Homes Inc.	1	—
			3,763,364

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
Health Care (16.4%)
*	Nektar Therapeutics Class A	2,093,798	125,042
*	Exelixis Inc.	3,933,413	119,576
*	Bluebird Bio Inc.	661,369	117,790
*	ABIOMED Inc.	557,985	104,572
	West Pharmaceutical Services Inc.	986,165	97,305
*	Neurocrine Biosciences Inc.	1,175,445	91,203
*	Exact Sciences Corp.	1,591,590	83,622
*	Ionis Pharmaceuticals Inc.	1,659,104	83,453
*	Bioverativ Inc.	1,438,071	77,541
*	Alnylam Pharmaceuticals Inc.	593,240	75,371
*	Catalent Inc.	1,764,824	72,499
*	Bio-Rad Laboratories Inc. Class A	278,534	66,478
*	DexCom Inc.	1,155,595	66,320
	Bio-Techne Corp.	497,571	64,460
*	PRA Health Sciences Inc.	674,022	61,383
*	Insulet Corp.	772,807	53,324
*	Masimo Corp.	618,420	52,442
	STERIS plc	565,240	49,441
	Healthcare Services Group Inc.	925,821	48,809
	Cantel Medical Corp.	473,604	48,720
	Bruker Corp.	1,343,236	46,100
*	Sarepta Therapeutics Inc.	816,696	45,441
*	INC Research Holdings Inc. Class A	1,040,680	45,374
*	FibroGen Inc.	925,199	43,854
*	ICU Medical Inc.	200,523	43,313
*	Portola Pharmaceuticals Inc.	867,901	42,249
*	TESARO Inc.	506,485	41,972
*	Puma Biotechnology Inc.	423,793	41,892
*	Integra LifeSciences Holdings Corp.	835,330	39,979
*	ACADIA Pharmaceuticals Inc.	1,318,758	39,708
*	Neogen Corp.	482,810	39,692
*	NuVasive Inc.	678,163	39,666
*	Penumbra Inc.	405,955	38,200
*	Globus Medical Inc.	916,590	37,672
*	Akorn Inc.	1,162,262	37,460
*	Acadia Healthcare Co. Inc.	1,110,656	36,241
*	Ligand Pharmaceuticals Inc.	252,159	34,528
*	Array BioPharma Inc.	2,615,031	33,472
*	Seattle Genetics Inc.	620,858	33,216
*	Avexis Inc.	297,093	32,879
*	Halozyme Therapeutics Inc.	1,605,959	32,537
*	Horizon Pharma plc	2,178,448	31,805
*	Amicus Therapeutics Inc.	2,206,784	31,756
*	Insmed Inc.	1,016,575	31,697
*	Agios Pharmaceuticals Inc.	551,052	31,504
*	Wright Medical Group NV	1,395,544	30,981
*	Merit Medical Systems Inc.	632,938	27,343
*	Ironwood Pharmaceuticals Inc. Class A	1,797,017	26,937
*	Inogen Inc.	221,521	26,379
*	Juno Therapeutics Inc.	568,231	25,974
*	Supernus Pharmaceuticals Inc.	646,491	25,763
*	Molina Healthcare Inc.	322,114	24,700
*	Medicines Co.	870,862	23,809
*	Ultragenyx Pharmaceutical Inc.	508,688	23,593
*	Pacira Pharmaceuticals Inc.	512,657	23,403
*	Nevro Corp.	333,557	23,029
*,^	OPKO Health Inc.	4,454,520	21,827
*	Spectrum Pharmaceuticals Inc.	1,135,622	21,520
*,^	Spark Therapeutics Inc.	417,479	21,467
*	NxStage Medical Inc.	879,178	21,302
*	Clovis Oncology Inc.	309,010	21,013
*,^	Teladoc Inc.	601,369	20,958
*,^	Global Blood Therapeutics Inc.	522,021	20,541

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	351,750	20,430
*	Emergent BioSolutions Inc.	438,932	20,397
*	Amedisys Inc.	382,934	20,184
*	Varex Imaging Corp.	499,645	20,071
*	Tivity Health Inc.	525,855	19,220
*	HMS Holdings Corp.	1,115,820	18,913
*	Novocure Ltd.	889,836	17,975
*	Arena Pharmaceuticals Inc.	521,092	17,701
*,^	Radius Health Inc.	532,659	16,923
*	Quidel Corp.	383,570	16,628
*,^	Theravance Biopharma Inc.	537,520	14,991
*	Editas Medicine Inc.	468,081	14,384
*	Innoviva Inc.	1,003,638	14,242
	Abaxis Inc.	286,290	14,177
*	Intercept Pharmaceuticals Inc.	233,190	13,623
*	Momenta Pharmaceuticals Inc.	963,162	13,436
*	Acorda Therapeutics Inc.	618,907	13,276
*	Orthofix International NV	229,707	12,565
*	Omnicell Inc.	239,927	11,636
*	Corcept Therapeutics Inc.	643,871	11,628
*	Acceleron Pharma Inc.	254,693	10,809
	Luminex Corp.	526,316	10,368
*,^	Glaukos Corp.	388,659	9,969
*	Alder Biopharmaceuticals Inc.	851,596	9,751
*	Repligen Corp.	259,446	9,413
*,^	Intrexon Corp.	798,867	9,203
*	Genomic Health Inc.	254,859	8,716
*,^	Epizyme Inc.	689,670	8,655
*,^	MiMedx Group Inc.	663,212	8,363
*	Aimmune Therapeutics Inc.	219,493	8,301
	Meridian Bioscience Inc.	559,699	7,836
*	HealthStream Inc.	337,227	7,810
*	Natus Medical Inc.	196,455	7,505
	Ensign Group Inc.	323,267	7,176
*,^	TherapeuticsMD Inc.	1,143,159	6,905
	Analogic Corp.	82,391	6,900
*	CorVel Corp.	124,907	6,608
*	AMAG Pharmaceuticals Inc.	469,400	6,219
*	Intellia Therapeutics Inc.	308,975	5,938
*,^	Endologix Inc.	1,048,409	5,609
*,^	Lexicon Pharmaceuticals Inc.	564,462	5,577
*,^	Keryx Biopharmaceuticals Inc.	1,189,376	5,531
*	Achillion Pharmaceuticals Inc.	1,739,478	5,010
*	Aduro Biotech Inc.	615,476	4,616
*	Accuray Inc.	1,059,337	4,555
*	Medpace Holdings Inc.	118,797	4,308
*	Five Prime Therapeutics Inc.	180,805	3,963
*	Natera Inc.	425,910	3,829
*,^	Insys Therapeutics Inc.	387,889	3,731
*,^	ZIOPHARM Oncology Inc.	854,461	3,537
*,^	Surgery Partners Inc.	263,057	3,183
*,^	Seres Therapeutics Inc.	270,810	2,746
*	PTC Therapeutics Inc.	130,858	2,183
*	Denali Therapeutics Inc.	99,261	1,552
*,^	Akcea Therapeutics Inc.	88,361	1,534
*	Depomed Inc.	188,187	1,515
*	Celldex Therapeutics Inc.	451,167	1,281
*	Wright Medical Group Inc. CVR	165,303	250
			3,485,452
Industrials (21.5%)
*	XPO Logistics Inc.	1,593,924	145,988
	Jack Henry & Associates Inc.	1,025,552	119,949
*	TransUnion	2,178,701	119,741
	AO Smith Corp.	1,936,551	118,672

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Old Dominion Freight Line Inc.	875,962	115,233
Lennox International Inc.	527,724	109,904
* Berry Global Group Inc.	1,742,058	102,207
Graco Inc.	2,236,485	101,134
Universal Display Corp.	562,882	97,182
Nordson Corp.	651,321	95,353
* HD Supply Holdings Inc.	2,357,662	94,377
* Coherent Inc.	327,503	92,428
Toro Co.	1,359,653	88,690
* WEX Inc.	570,670	80,596
Knight-Swift Transportation Holdings Inc.	1,774,167	77,567
* Teledyne Technologies Inc.	424,031	76,813
Hexcel Corp.	1,192,973	73,785
* Zebra Technologies Corp.	706,633	73,349
* CoStar Group Inc.	240,358	71,374
Broadridge Financial Solutions Inc.	774,333	70,139
Eagle Materials Inc.	613,922	69,557
Watsco Inc.	405,293	68,916
Cognex Corp.	1,093,453	66,876
Genpact Ltd.	2,051,511	65,115
National Instruments Corp.	1,562,820	65,060
Air Lease Corp. Class A	1,303,689	62,694
MAXIMUS Inc.	865,403	61,946
Littelfuse Inc.	301,752	59,693
Landstar System Inc.	557,418	58,027
* Euronet Worldwide Inc.	665,636	56,093
Woodward Inc.	732,166	56,040
* Keysight Technologies Inc.	1,235,177	51,383
* IPG Photonics Corp.	231,743	49,623
HEICO Corp. Class A	619,322	48,957
John Bean Technologies Corp.	419,147	46,441
* Summit Materials Inc. Class A	1,463,023	45,997
* USG Corp.	1,129,134	43,539
FLIR Systems Inc.	921,495	42,960
* Trex Co. Inc.	390,971	42,377
* On Assignment Inc.	656,633	42,202
BWX Technologies Inc.	660,609	39,960
* Cimpress NV	329,884	39,546
* Rogers Corp.	242,765	39,309
* RBC Bearings Inc.	305,768	38,649
Packaging Corp. of America	313,955	37,847
* Clean Harbors Inc.	680,554	36,886
* TopBuild Corp.	472,729	35,804
* II-VI Inc.	747,046	35,074
* Proto Labs Inc.	318,767	32,833
* WageWorks Inc.	526,834	32,664
* Builders FirstSource Inc.	1,498,763	32,658
* AMN Healthcare Services Inc.	634,052	31,227
* Gardner Denver Holdings Inc.	910,357	30,888
HEICO Corp.	325,040	30,668
Simpson Manufacturing Co. Inc.	534,174	30,667
* Itron Inc.	438,321	29,893
* Masonite International Corp.	378,509	28,066
* Aerojet Rocketdyne Holdings Inc.	897,008	27,987
Insperity Inc.	473,138	27,134
Schneider National Inc. Class B	937,401	26,772
Covanta Holding Corp.	1,566,759	26,478
EnPro Industries Inc.	283,095	26,472
Mueller Water Products Inc. Class A	2,100,203	26,316
* ExlService Holdings Inc.	428,069	25,834
* Louisiana-Pacific Corp.	961,334	25,245
* Ambarella Inc.	418,662	24,596
* TriNet Group Inc.	553,302	24,533
Exponent Inc.	342,537	24,354

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Franklin Electric Co. Inc.	525,582	24,124
	Maxar Technologies Ltd.	372,281	23,945
	Albany International Corp.	384,812	23,647
	Forward Air Corp.	395,566	22,721
*	Floor & Decor Holdings Inc. Class A	443,690	21,599
	Sun Hydraulics Corp.	323,432	20,923
*,^	MACOM Technology Solutions Holdings Inc.	596,925	19,424
	AAON Inc.	522,254	19,167
	Cubic Corp.	324,900	19,153
	Methode Electronics Inc.	463,958	18,605
*	Paylocity Holding Corp.	383,370	18,080
*	JELD-WEN Holding Inc.	454,717	17,902
	AZZ Inc.	344,371	17,597
	Badger Meter Inc.	366,933	17,539
	Apogee Enterprises Inc.	380,043	17,379
*	Air Transport Services Group Inc.	745,359	17,248
	Tennant Co.	236,911	17,212
*	Imperva Inc.	428,835	17,025
*	Armstrong World Industries Inc.	280,266	16,970
	Granite Construction Inc.	264,418	16,772
	Raven Industries Inc.	474,391	16,295
*	Aerovironment Inc.	284,710	15,989
*	Advanced Disposal Services Inc.	646,026	15,466
	Heartland Express Inc.	607,879	14,188
*	Continental Building Products Inc.	500,453	14,088
	REV Group Inc.	384,998	12,524
*,^	Inovalon Holdings Inc. Class A	815,148	12,227
	Lindsay Corp.	134,831	11,892
	Quanex Building Products Corp.	461,354	10,796
	Comfort Systems USA Inc.	246,449	10,758
	Advanced Drainage Systems Inc.	444,176	10,594
*	FARO Technologies Inc.	221,718	10,421
*	Installed Building Products Inc.	137,007	10,406
*	Thermon Group Holdings Inc.	429,865	10,175
*,^	Evolent Health Inc. Class A	792,187	9,744
*	Veeco Instruments Inc.	640,568	9,512
*	American Outdoor Brands Corp.	720,417	9,250
*,^	Axon Enterprise Inc.	334,431	8,862
*	OSI Systems Inc.	119,537	7,696
	Primoris Services Corp.	273,005	7,423
	Gorman-Rupp Co.	224,064	6,993
*	InnerWorkings Inc.	619,198	6,211
*	Bazaarvoice Inc.	1,032,791	5,629
*	Cardtronics plc Class A	302,947	5,611
*	Mistras Group Inc.	226,497	5,316
*	Ply Gem Holdings Inc.	273,874	5,067
*	Astronics Corp.	111,184	4,611
*	Armstrong Flooring Inc.	136,288	2,306
*	Astronics Corp. Class B	33,227	1,384
*	Dorian LPG Ltd.	8,257	68
			4,554,871
Oil & Gas (5.4%)
*	Diamondback Energy Inc.	1,305,416	164,809
*	Parsley Energy Inc. Class A	3,157,828	92,966
*	Newfield Exploration Co.	2,654,754	83,704
*	Energen Corp.	1,291,368	74,344
*	RSP Permian Inc.	1,687,499	68,647
	Patterson-UTI Energy Inc.	2,958,439	68,074
	Core Laboratories NV	587,236	64,332
*	PDC Energy Inc.	876,215	45,160
*	Centennial Resource Development Inc. Class A	2,075,117	41,087
*	Matador Resources Co.	1,298,689	40,428
*	Southwestern Energy Co.	6,819,412	38,052
*	WPX Energy Inc.	2,649,622	37,280

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	SM Energy Co.	1,485,904	32,809
*	Callon Petroleum Co.	2,686,981	32,647
*	Gulfport Energy Corp.	2,065,399	26,355
	Pattern Energy Group Inc. Class A	1,169,951	25,142
*	Ultra Petroleum Corp.	2,605,870	23,609
*	Laredo Petroleum Inc.	2,091,911	22,195
^	RPC Inc.	862,785	22,027
*	Carrizo Oil & Gas Inc.	1,026,931	21,853
*	Extraction Oil & Gas Inc.	1,370,217	19,608
*	QEP Resources Inc.	1,598,497	15,298
*	SRC Energy Inc.	1,521,655	12,980
*	SEACOR Holdings Inc.	213,383	9,863
*	Chart Industries Inc.	204,048	9,562
*	Newpark Resources Inc.	1,080,670	9,294
*,^	Keane Group Inc.	444,422	8,448
*	Forum Energy Technologies Inc.	538,068	8,367
*	ProPetro Holding Corp.	413,750	8,341
*,^	Jagged Peak Energy Inc.	427,311	6,743
*	WildHorse Resource Development Corp.	335,675	6,180
*,^	Tellurian Inc.	516,262	5,028
*,^	Sanchez Energy Corp.	467,577	2,483
*	Eclipse Resources Corp.	527,066	1,265
*,^	NextDecade Corp.	150,271	1,250
*	NCS Multistage Holdings Inc.	58,395	861
			1,151,091
Other (0.0%)[2]
*,3	Dyax Corp. CVR Exp. 12/31/2019	1,798,309	3,597
*,3	NewStar Financial Inc. CVR	323,987	175
*,3	Media General Inc. CVR	1,362,047	53
*,3	Clinical Data CVR	132,154	—
			3,825
Technology (15.9%)
*	IAC/InterActiveCorp	1,013,127	123,885
	SS&C Technologies Holdings Inc.	2,324,142	94,081
*	PTC Inc.	1,535,413	93,307
*	Fortinet Inc.	1,965,785	85,885
*	Tyler Technologies Inc.	474,050	83,931
*	Ultimate Software Group Inc.	377,493	82,380
*	Veeva Systems Inc. Class A	1,445,194	79,890
*	GoDaddy Inc. Class A	1,574,988	79,190
*	Guidewire Software Inc.	1,000,875	74,325
*	Cavium Inc.	873,442	73,221
*	EPAM Systems Inc.	666,337	71,585
*	athenahealth Inc.	532,180	70,801
	MKS Instruments Inc.	721,234	68,157
*	Aspen Technology Inc.	963,095	63,757
	Fair Isaac Corp.	398,342	61,026
	Blackbaud Inc.	638,715	60,352
*	Tableau Software Inc. Class A	852,979	59,026
	Monolithic Power Systems Inc.	524,027	58,880
	Entegris Inc.	1,878,298	57,194
*,^	ViaSat Inc.	734,554	54,981
*,^	Paycom Software Inc.	629,783	50,590
*	Proofpoint Inc.	565,981	50,265
*	Silicon Laboratories Inc.	565,097	49,898
*	Integrated Device Technology Inc.	1,676,377	49,839
*	Medidata Solutions Inc.	737,613	46,743
	j2 Global Inc.	610,811	45,829
*	Nutanix Inc.	1,291,407	45,561
*	Manhattan Associates Inc.	916,922	45,424
*	Cirrus Logic Inc.	846,838	43,917
*	Dycom Industries Inc.	390,945	43,563
*	Zendesk Inc.	1,279,554	43,300
*	2U Inc.	659,205	42,525

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Ciena Corp.	1,897,751	39,720
*	RingCentral Inc. Class A	819,705	39,674
*	HubSpot Inc.	446,633	39,482
*	Ellie Mae Inc.	436,507	39,024
*	Lumentum Holdings Inc.	783,564	38,316
*	RealPage Inc.	825,786	36,582
*	ACI Worldwide Inc.	1,574,287	35,689
*	Advanced Energy Industries Inc.	527,639	35,605
	InterDigital Inc.	460,890	35,097
*	Allscripts Healthcare Solutions Inc.	2,404,849	34,991
*	NetScout Systems Inc.	1,100,097	33,498
*	FireEye Inc.	2,334,440	33,149
*	New Relic Inc.	548,111	31,664
*	Mercury Systems Inc.	608,708	31,257
*	CommVault Systems Inc.	552,629	29,013
*	Box Inc.	1,334,943	28,194
*	Envestnet Inc.	559,136	27,873
	Power Integrations Inc.	374,888	27,573
	Cogent Communications Holdings Inc.	551,168	24,968
*	Cornerstone OnDemand Inc.	694,338	24,531
	Pegasystems Inc.	516,697	24,362
*	BroadSoft Inc.	420,012	23,059
*,^	Ubiquiti Networks Inc.	309,962	22,013
*	MaxLinear Inc.	801,099	21,165
	Brooks Automation Inc.	887,313	21,162
*,^	Match Group Inc.	670,931	21,007
*	Rambus Inc.	1,459,144	20,749
*,^	Twilio Inc. Class A	867,581	20,475
*	Pure Storage Inc. Class A	1,223,563	19,406
*	Inphi Corp.	509,150	18,635
*	Bottomline Technologies de Inc.	510,439	17,702
*	MicroStrategy Inc. Class A	124,938	16,404
	Xperi Corp.	654,281	15,964
*	Coupa Software Inc.	498,033	15,549
*	Finisar Corp.	755,531	15,375
*	Diodes Inc.	524,027	15,024
*	Barracuda Networks Inc.	530,308	14,583
*	Alarm.com Holdings Inc.	375,472	14,174
	NIC Inc.	835,305	13,866
*	CEVA Inc.	291,591	13,457
*	Cray Inc.	536,212	12,976
*	Callidus Software Inc.	452,030	12,951
	Monotype Imaging Holdings Inc.	526,136	12,680
*,^	3D Systems Corp.	1,435,446	12,402
*	Hortonworks Inc.	607,249	12,212
*	Qualys Inc.	201,325	11,949
*	Infinera Corp.	1,882,261	11,915
^	Ebix Inc.	146,118	11,580
	Plantronics Inc.	219,363	11,052
*	Super Micro Computer Inc.	516,734	10,813
*,^	Acacia Communications Inc.	287,879	10,430
*	Blackline Inc.	315,706	10,355
*	Shutterstock Inc.	229,729	9,885
*	Electronics For Imaging Inc.	307,610	9,084
*	Lattice Semiconductor Corp.	1,549,038	8,953
	Switch Inc.	477,135	8,679
*,^	Gogo Inc.	745,995	8,415
*	LivePerson Inc.	710,108	8,166
*	Virtusa Corp.	175,840	7,751
*	FormFactor Inc.	486,996	7,621
*	Loral Space & Communications Inc.	171,361	7,548
*	CommerceHub Inc.	364,294	7,501
*	Endurance International Group Holdings Inc.	861,517	7,237
*,^	Benefitfocus Inc.	250,210	6,756

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
				Shares	($000)
*	Actua Corp.			394,098	6,148
	Forrester Research Inc.			130,557	5,771
*	Rapid7 Inc.			291,359	5,437
*,^	Cision Ltd.			407,526	4,837
*	Altair Engineering Inc. Class A			184,744	4,419
*	CommerceHub Inc. Class A			180,538	3,970
*,^	Alteryx Inc. Class A			150,841	3,812
*	WideOpenWest Inc.			353,343	3,735
*	Castlight Health Inc. Class B			843,689	3,164
*	Synchronoss Technologies Inc.			232,278	2,077
*	SailPoint Technologies Holding Inc.			141,934	2,058
*	MobileIron Inc.			379,499	1,480
*	Casa Systems Inc.			59,130	1,050
*	SecureWorks Corp. Class A			107,688	955
*	Calix Inc.			26,483	158
					3,371,321
Telecommunications (0.4%)
	Shenandoah Telecommunications Co.			621,093	20,993
*	Straight Path Communications Inc. Class B			95,174	17,302
*	Cincinnati Bell Inc.			559,462	11,665
*,^	Globalstar Inc.			7,521,418	9,853
	ATN International Inc.			138,118	7,632
^	Windstream Holdings Inc.			2,425,693	4,488
					71,933
Utilities (0.3%)
	Ormat Technologies Inc.			504,569	32,272
*	Evoqua Water Technologies Corp.			376,427	8,925
*	Dynegy Inc.			738,956	8,757
*	Sunrun Inc.			1,062,527	6,269
*	TerraForm Power Inc. Class A			393,839	4,710
*,^	Vivint Solar Inc.			380,797	1,542

					62,475

Total Common Stocks (Cost $15,328,780)					21,152,989

		Coupon

Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
4,5	Vanguard Market Liquidity Fund	1.458%		2,731,098	273,137

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill	1.048%	1/2/18	7,000	7,000
	United States Treasury Bill	1.398%	5/3/18	250	249
6	United States Treasury Bill	1.446%	5/31/18	2,776	2,759

					10,008

Total Temporary Cash Investments (Cost $283,122)					283,145

Total Investments (101.0%) (Cost $15,611,902)					21,436,134
Other Assets and Liabilities—Net (-1.0%)[5]					(220,695)

Net Assets (100%)					21,215,439

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $212,229,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2017

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Certain of the fund’s securities are valued using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $225,880,000 of collateral received for securities on loan.
6 Securities with a value of $2,461,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (6.8%)
	Steel Dynamics Inc.	3,376,560	145,631
	Chemours Co.	2,777,261	139,030
	RPM International Inc.	2,001,147	104,900
	Huntsman Corp.	3,054,383	101,680
	United States Steel Corp.	2,624,944	92,372
	Olin Corp.	2,495,377	88,785
	WR Grace & Co.	1,016,073	71,257
*	Alcoa Corp.	1,318,228	71,013
	Scotts Miracle-Gro Co.	656,874	70,279
	Ashland Global Holdings Inc.	931,667	66,335
*	Peabody Energy Corp.	1,409,987	55,511
	PolyOne Corp.	1,211,026	52,680
	Cabot Corp.	789,655	48,635
	Sensient Technologies Corp.	651,332	47,645
	Domtar Corp.	940,417	46,569
*	Allegheny Technologies Inc.	1,888,274	45,583
	HB Fuller Co.	754,405	40,640
	Compass Minerals International Inc.	507,497	36,667
	Minerals Technologies Inc.	530,391	36,517
	Carpenter Technology Corp.	702,499	35,820
	Commercial Metals Co.	1,651,403	35,208
*	GCP Applied Technologies Inc.	1,020,806	32,564
*	Cleveland-Cliffs Inc.	4,449,074	32,078
	Versum Materials Inc.	816,599	30,908
	Worthington Industries Inc.	661,415	29,142
	Quaker Chemical Corp.	189,499	28,575
	Arch Coal Inc. Class A	295,273	27,508
	Tronox Ltd. Class A	1,297,043	26,602
*	Univar Inc.	853,420	26,422
	Kaiser Aluminum Corp.	240,848	25,735
	Innospec Inc.	362,034	25,560
*,^	AK Steel Holding Corp.	4,490,174	25,414
	Stepan Co.	304,036	24,010
*	Kraton Corp.	469,327	22,607
*	Coeur Mining Inc.	2,785,062	20,888
	Rayonier Advanced Materials Inc.	773,493	15,818
*	Koppers Holdings Inc.	310,758	15,818
	A Schulman Inc.	397,693	14,814
*	Ferro Corp.	626,985	14,791
*	Century Aluminum Co.	718,961	14,120
	PH Glatfelter Co.	653,885	14,019
	Innophos Holdings Inc.	292,193	13,654
	Hecla Mining Co.	2,984,782	11,850
*	Clearwater Paper Corp.	246,350	11,184
*	CONSOL Energy Inc.	279,586	11,046
	Warrior Met Coal Inc.	399,416	10,045
*	Resolute Forest Products Inc.	874,212	9,660
	Tredegar Corp.	470,635	9,036
	Kronos Worldwide Inc.	347,256	8,949
	Haynes International Inc.	187,625	6,013
*	SunCoke Energy Inc.	480,080	5,756
	FutureFuel Corp.	391,238	5,513
*	PQ Group Holdings Inc.	51	1
			2,002,857
Consumer Goods (7.2%)
	Thor Industries Inc.	750,797	113,160
	Pinnacle Foods Inc.	1,784,873	106,146
*	US Foods Holding Corp.	3,218,313	102,761
	Leggett & Platt Inc.	1,977,075	94,366
	Valvoline Inc.	3,037,067	76,109
	Ingredion Inc.	538,977	75,349

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Dana Inc.	2,172,726	69,549
*,^	Herbalife Ltd.	915,553	62,001
	Goodyear Tire & Rubber Co.	1,846,993	59,676
	Snyder's-Lance Inc.	1,169,518	58,569
*	Visteon Corp.	466,167	58,336
	Flowers Foods Inc.	2,672,857	51,613
	Nu Skin Enterprises Inc. Class A	750,148	51,183
*	Edgewell Personal Care Co.	840,279	49,904
	Tenneco Inc.	773,815	45,299
*	Darling Ingredients Inc.	2,470,209	44,785
	Energizer Holdings Inc.	910,789	43,700
	Wolverine World Wide Inc.	1,363,500	43,468
	KB Home	1,296,099	41,410
	Tupperware Brands Corp.	648,976	40,691
	Sanderson Farms Inc.	289,926	40,236
*	Helen of Troy Ltd.	408,937	39,401
	Spectrum Brands Holdings Inc.	345,588	38,844
*	Deckers Outdoor Corp.	479,416	38,473
	Herman Miller Inc.	896,405	35,901
*	Delphi Technologies plc	664,357	34,859
*	Cooper-Standard Holdings Inc.	262,888	32,204
*	Taylor Morrison Home Corp. Class A	1,235,289	30,228
^	Cooper Tire & Rubber Co.	769,381	27,198
*	American Axle & Manufacturing Holdings Inc.	1,503,812	25,610
	HNI Corp.	651,592	25,132
	Fresh Del Monte Produce Inc.	485,178	23,128
	La-Z-Boy Inc.	724,248	22,597
*	G-III Apparel Group Ltd.	585,931	21,615
	MDC Holdings Inc.	671,103	21,395
*	TreeHouse Foods Inc.	429,522	21,244
	Schweitzer-Mauduit International Inc.	461,482	20,933
*	Central Garden & Pet Co. Class A	548,428	20,681
	Universal Corp.	377,048	19,795
*	ACCO Brands Corp.	1,597,780	19,493
	Seaboard Corp.	4,385	19,338
	Steelcase Inc. Class A	1,221,213	18,562
	Lancaster Colony Corp.	134,222	17,343
	Knoll Inc.	703,485	16,208
	Dean Foods Co.	1,369,958	15,837
	Briggs & Stratton Corp.	609,812	15,471
	Columbia Sportswear Co.	209,953	15,091
*	Modine Manufacturing Co.	715,560	14,454
*	Avon Products Inc.	6,587,136	14,162
*	Crocs Inc.	990,940	12,526
*	Vista Outdoor Inc.	857,354	12,492
	Andersons Inc.	383,161	11,936
	Inter Parfums Inc.	256,740	11,155
	Ethan Allen Interiors Inc.	369,905	10,579
	Acushnet Holdings Corp.	501,008	10,561
	Oxford Industries Inc.	119,913	9,016
^	Tootsie Roll Industries Inc.	228,014	8,300
	Movado Group Inc.	232,439	7,485
^	National Presto Industries Inc.	72,814	7,241
*,^	GoPro Inc. Class A	817,520	6,189
*	Central Garden & Pet Co.	147,450	5,739
	Superior Industries International Inc.	354,173	5,260
	Phibro Animal Health Corp. Class A	146,451	4,906
	Titan International Inc.	380,811	4,905
*,^	Fossil Group Inc.	621,920	4,832
*	Iconix Brand Group Inc.	36,713	47
*	Eastman Kodak Co.	5,452	17
*	Cal-Maine Foods Inc.	45	2
*	Vera Bradley Inc.	33	—
			2,126,696

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
Consumer Services (11.5%)
*	JetBlue Airways Corp.	4,811,030	107,478
	KAR Auction Services Inc.	2,027,387	102,403
	Service Corp. International	2,670,358	99,658
	Foot Locker Inc.	1,860,075	87,200
	Dun & Bradstreet Corp.	554,173	65,620
*	Beacon Roofing Supply Inc.	1,015,337	64,738
^	Williams-Sonoma Inc.	1,140,599	58,969
	Chemed Corp.	239,400	58,179
^	Cracker Barrel Old Country Store Inc.	361,382	57,420
	Extended Stay America Inc.	2,883,208	54,781
	Cinemark Holdings Inc.	1,572,227	54,745
	Dolby Laboratories Inc. Class A	846,763	52,499
*	ServiceMaster Global Holdings Inc.	1,012,424	51,907
	Signet Jewelers Ltd.	906,021	51,236
	AMERCO	132,338	50,012
	Tribune Media Co. Class A	1,177,504	50,009
*	Performance Food Group Co.	1,490,203	49,326
*	Avis Budget Group Inc.	1,099,185	48,232
*	Spirit Airlines Inc.	1,041,083	46,693
*	AutoNation Inc.	889,655	45,666
	TEGNA Inc.	3,228,388	45,456
	American Eagle Outfitters Inc.	2,390,702	44,945
	Bed Bath & Beyond Inc.	2,041,845	44,900
	John Wiley & Sons Inc. Class A	682,698	44,887
	Wendy's Co.	2,724,255	44,732
	Sinclair Broadcast Group Inc. Class A	1,141,069	43,189
	Aaron's Inc.	1,061,397	42,297
	H&R Block Inc.	1,567,555	41,101
	Lithia Motors Inc. Class A	359,334	40,817
*	Murphy USA Inc.	495,854	39,847
	SkyWest Inc.	738,945	39,238
	Meredith Corp.	593,274	39,186
	Regal Entertainment Group Class A	1,699,406	39,103
*	Penn National Gaming Inc.	1,228,622	38,493
	Hillenbrand Inc.	850,646	38,024
	Children's Place Inc.	260,930	37,926
*	United Natural Foods Inc.	762,054	37,546
*	Urban Outfitters Inc.	1,055,670	37,012
	Graham Holdings Co. Class B	65,084	36,340
*	Sally Beauty Holdings Inc.	1,926,824	36,147
	New York Times Co. Class A	1,935,780	35,812
	Big Lots Inc.	636,661	35,749
	Adtalem Global Education Inc.	818,867	34,433
	Dick's Sporting Goods Inc.	1,178,763	33,878
*,^	Rite Aid Corp.	15,961,898	31,445
	Hawaiian Holdings Inc.	787,459	31,380
*	Acxiom Corp.	1,128,620	31,105
	Sabre Corp.	1,443,436	29,590
*	Cars.com Inc.	967,020	27,889
*	TripAdvisor Inc.	803,205	27,678
	Time Inc.	1,495,195	27,586
	Office Depot Inc.	7,748,850	27,431
	GameStop Corp. Class A	1,520,348	27,290
	Brinker International Inc.	694,480	26,974
	Bloomin' Brands Inc.	1,232,954	26,311
	Penske Automotive Group Inc.	515,343	24,659
	Cable One Inc.	34,390	24,188
	Matthews International Corp. Class A	458,024	24,184
*	Rush Enterprises Inc. Class A	468,937	23,827
	Bob Evans Farms Inc.	300,838	23,712
*	La Quinta Holdings Inc.	1,233,837	22,777
*	Herc Holdings Inc.	362,212	22,678
	ILG Inc.	790,650	22,518

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	DSW Inc. Class A	1,031,401	22,082
	Group 1 Automotive Inc.	297,664	21,125
	Core-Mark Holding Co. Inc.	658,571	20,798
	Boyd Gaming Corp.	590,600	20,701
	Caleres Inc.	613,129	20,528
*	AMC Networks Inc. Class A	378,565	20,473
	Entercom Communications Corp. Class A	1,866,225	20,155
*	Michaels Cos. Inc.	815,578	19,729
	Gannett Co. Inc.	1,679,835	19,469
*	Weight Watchers International Inc.	436,027	19,307
*,^	Hertz Global Holdings Inc.	817,733	18,072
*	Asbury Automotive Group Inc.	280,726	17,966
	Abercrombie & Fitch Co.	1,023,317	17,836
*	MSG Networks Inc.	879,597	17,812
	Chico's FAS Inc.	1,826,592	16,111
	Tailored Brands Inc.	736,581	16,080
	Scholastic Corp.	375,651	15,067
	Cheesecake Factory Inc.	309,699	14,921
	Guess? Inc.	872,874	14,734
*	Houghton Mifflin Harcourt Co.	1,572,649	14,626
	Strayer Education Inc.	159,584	14,296
*,^	Roku Inc.	270,873	14,026
*,^	JC Penney Co. Inc.	4,423,313	13,978
	International Speedway Corp. Class A	347,697	13,856
	DineEquity Inc.	255,483	12,961
	Capella Education Co.	166,206	12,864
	SUPERVALU Inc.	575,017	12,420
*	Express Inc.	1,121,322	11,381
^	Dillard's Inc. Class A	187,312	11,248
*,^	SeaWorld Entertainment Inc.	812,214	11,022
*	Laureate Education Inc. Class A	779,125	10,565
	Buckle Inc.	439,308	10,434
*	Liberty TripAdvisor Holdings Inc. Class A	1,078,707	10,167
*	K12 Inc.	587,552	9,342
*	Genesco Inc.	284,053	9,232
*,^	Party City Holdco Inc.	614,543	8,573
*	Regis Corp.	522,912	8,032
	Finish Line Inc. Class A	545,363	7,924
	National CineMedia Inc.	1,116,807	7,661
*	Biglari Holdings Inc.	17,407	7,213
^	Rent-A-Center Inc.	638,061	7,082
*	Ascena Retail Group Inc.	2,790,944	6,559
*	EW Scripps Co. Class A	419,428	6,556
	Sonic Automotive Inc. Class A	350,811	6,472
	New Media Investment Group Inc.	377,540	6,335
*	Zumiez Inc.	283,686	5,908
	Weis Markets Inc.	140,799	5,828
	Emerald Expositions Events Inc.	270,294	5,498
	Barnes & Noble Inc.	816,464	5,470
^	AMC Entertainment Holdings Inc. Class A	358,571	5,414
	Cato Corp. Class A	331,879	5,284
	Pier 1 Imports Inc.	1,193,712	4,942
*	Rush Enterprises Inc. Class B	96,204	4,638
	HSN Inc.	94,577	3,816
*	GNC Holdings Inc. Class A	979,126	3,613
	Speedway Motorsports Inc.	183,199	3,457
*	Smart & Final Stores Inc.	384,400	3,287
*	Hibbett Sports Inc.	155,213	3,166
*	Fiesta Restaurant Group Inc.	162,281	3,083
*	Bojangles' Inc.	250,250	2,953
*	American Public Education Inc.	116,216	2,911
*,^	Lands' End Inc.	143,934	2,814
*,^	Cargurus Inc.	87,413	2,621
	Clear Channel Outdoor Holdings Inc. Class A	558,784	2,570

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	El Pollo Loco Holdings Inc.	158,728	1,571
*,^	Stitch Fix Inc. Class A	59,670	1,541
*,^	Sears Holdings Corp.	402,929	1,442
*	FTD Cos. Inc.	123,208	886
*	Bridgepoint Education Inc. Class A	21,707	180
*	Caesars Entertainment Corp.	378	5
*	National Vision Holdings Inc.	24	1
*	Barnes & Noble Education Inc.	54	—
	Fred's Inc. Class A	54	—
			3,411,741
Financials (30.1%)
	East West Bancorp Inc.	2,168,082	131,884
	American Financial Group Inc.	1,056,723	114,697
	WP Carey Inc.	1,602,116	110,386
	Janus Henderson Group plc	2,704,630	103,479
	Apartment Investment & Management Co.	2,355,239	102,947
	National Retail Properties Inc.	2,281,118	98,385
	Liberty Property Trust	2,210,693	95,082
	Eaton Vance Corp.	1,683,243	94,918
	First American Financial Corp.	1,660,726	93,067
	Brown & Brown Inc.	1,775,913	91,388
	First Horizon National Corp.	4,367,926	87,315
	Starwood Property Trust Inc.	3,910,556	83,490
	New Residential Investment Corp.	4,608,943	82,408
	Synovus Financial Corp.	1,702,194	81,603
	Cullen/Frost Bankers Inc.	852,728	80,711
	Commerce Bancshares Inc.	1,441,025	80,467
	Old Republic International Corp.	3,757,640	80,338
	Highwoods Properties Inc.	1,548,009	78,809
*	MGIC Investment Corp.	5,558,072	78,424
	Webster Financial Corp.	1,381,782	77,601
	RenaissanceRe Holdings Ltd.	600,268	75,388
	LPL Financial Holdings Inc.	1,285,126	73,432
	EPR Properties	1,105,310	72,354
	Hospitality Properties Trust	2,341,226	69,886
	Park Hotels & Resorts Inc.	2,418,465	69,531
	Prosperity Bancshares Inc.	990,802	69,425
	Wintrust Financial Corp.	838,885	69,099
	Hanover Insurance Group Inc.	636,593	68,803
	Umpqua Holdings Corp.	3,301,740	68,676
	Senior Housing Properties Trust	3,563,127	68,234
	Primerica Inc.	663,421	67,370
	FNB Corp.	4,848,519	67,007
	Radian Group Inc.	3,233,485	66,642
	BankUnited Inc.	1,602,161	65,240
	Hancock Holding Co.	1,277,806	63,251
	IBERIABANK Corp.	807,754	62,601
	Apple Hospitality REIT Inc.	3,177,573	62,312
	CNO Financial Group Inc.	2,515,777	62,115
	Rayonier Inc.	1,933,283	61,150
	Interactive Brokers Group Inc.	1,017,929	60,272
	Weingarten Realty Investors	1,830,864	60,180
	Assured Guaranty Ltd.	1,761,428	59,660
	Cousins Properties Inc.	6,299,949	58,274
	Stifel Financial Corp.	976,062	58,134
	RLJ Lodging Trust	2,624,337	57,657
	Associated Banc-Corp	2,267,787	57,602
	Chemical Financial Corp.	1,067,234	57,065
	Taubman Centers Inc.	865,578	56,635
	First Industrial Realty Trust Inc.	1,796,896	56,548
	Gaming and Leisure Properties Inc.	1,513,272	55,991
	Sunstone Hotel Investors Inc.	3,380,814	55,885
	Legg Mason Inc.	1,309,952	54,992
	Bank of Hawaii Corp.	637,189	54,607

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Popular Inc.	1,530,786	54,328
Realogy Holdings Corp.	2,043,356	54,149
Investors Bancorp Inc.	3,899,166	54,120
* Equity Commonwealth	1,767,497	53,926
MB Financial Inc.	1,195,352	53,217
Validus Holdings Ltd.	1,132,172	53,121
Navient Corp.	3,959,456	52,740
United Bankshares Inc.	1,496,590	52,006
BGC Partners Inc. Class A	3,427,685	51,792
Selective Insurance Group Inc.	875,052	51,366
Chimera Investment Corp.	2,675,011	49,434
Federated Investors Inc. Class B	1,362,648	49,164
Empire State Realty Trust Inc.	2,377,492	48,810
PacWest Bancorp	966,898	48,732
Cathay General Bancorp	1,152,219	48,589
UMB Financial Corp.	673,350	48,427
Blackstone Mortgage Trust Inc. Class A	1,501,390	48,315
Outfront Media Inc.	2,079,895	48,254
Brandywine Realty Trust	2,631,311	47,864
LaSalle Hotel Properties	1,698,814	47,686
TCF Financial Corp.	2,321,514	47,591
Columbia Banking System Inc.	1,094,933	47,564
MFA Financial Inc.	5,951,098	47,133
Fulton Financial Corp.	2,628,472	47,050
Erie Indemnity Co. Class A	381,281	46,455
Glacier Bancorp Inc.	1,170,554	46,108
* SLM Corp.	4,076,684	46,066
Forest City Realty Trust Inc. Class A	1,901,182	45,818
Retail Properties of America Inc.	3,407,284	45,794
ProAssurance Corp.	800,796	45,765
South State Corp.	523,280	45,604
Washington Federal Inc.	1,305,087	44,699
National Health Investors Inc.	591,218	44,566
GEO Group Inc.	1,861,592	43,934
EastGroup Properties Inc.	490,392	43,341
White Mountains Insurance Group Ltd.	50,631	43,101
First Financial Bankshares Inc.	944,414	42,546
Two Harbors Investment Corp.	2,616,474	42,544
Piedmont Office Realty Trust Inc. Class A	2,165,733	42,470
Valley National Bancorp	3,765,948	42,254
DDR Corp.	4,698,811	42,101
Columbia Property Trust Inc.	1,797,502	41,253
^ Omega Healthcare Investors Inc.	1,485,318	40,906
Community Bank System Inc.	759,384	40,817
Assurant Inc.	403,498	40,689
CoreCivic Inc.	1,773,774	39,910
Kemper Corp.	578,759	39,876
Sterling Bancorp	1,598,667	39,327
American Equity Investment Life Holding Co.	1,269,764	39,020
American National Insurance Co.	302,717	38,823
BancorpSouth Bank	1,220,169	38,374
RLI Corp.	627,772	38,081
Tanger Factory Outlet Centers Inc.	1,418,420	37,602
CVB Financial Corp.	1,571,953	37,035
First Midwest Bancorp Inc.	1,540,561	36,989
First Citizens BancShares Inc. Class A	90,890	36,629
Washington REIT	1,175,828	36,592
Aspen Insurance Holdings Ltd.	891,169	36,181
Old National Bancorp	2,031,682	35,453
Hope Bancorp Inc.	1,931,415	35,248
Great Western Bancorp Inc.	882,943	35,141
Xenia Hotels & Resorts Inc.	1,601,009	34,566
Acadia Realty Trust	1,256,075	34,366
DiamondRock Hospitality Co.	3,006,102	33,939

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
International Bancshares Corp.	843,408	33,483
BOK Financial Corp.	344,313	31,787
Lexington Realty Trust	3,249,136	31,354
Axis Capital Holdings Ltd.	623,675	31,346
First Merchants Corp.	734,280	30,884
Trustmark Corp.	966,288	30,786
* HRG Group Inc.	1,804,969	30,594
Potlatch Corp.	609,908	30,434
Santander Consumer USA Holdings Inc.	1,633,570	30,417
Invesco Mortgage Capital Inc.	1,674,079	29,849
Apollo Commercial Real Estate Finance Inc.	1,602,336	29,563
United Community Banks Inc.	1,046,739	29,455
Independent Bank Corp.	411,550	28,747
Renasant Corp.	701,968	28,703
Artisan Partners Asset Management Inc. Class A	713,458	28,182
JBG SMITH Properties	796,635	27,667
Government Properties Income Trust	1,488,115	27,590
Banner Corp.	491,349	27,083
Horace Mann Educators Corp.	609,828	26,893
* OneMain Holdings Inc.	1,028,420	26,729
Waddell & Reed Financial Inc. Class A	1,189,326	26,570
Mack-Cali Realty Corp.	1,214,740	26,190
Argo Group International Holdings Ltd.	422,730	26,061
LTC Properties Inc.	593,751	25,858
WesBanco Inc.	627,424	25,505
Sabra Health Care REIT Inc.	1,338,139	25,117
Capitol Federal Financial Inc.	1,865,982	25,023
* Enstar Group Ltd.	123,312	24,755
First Hawaiian Inc.	839,943	24,510
Provident Financial Services Inc.	902,729	24,347
Select Income REIT	939,271	23,604
First Financial Bancorp	885,189	23,325
* Genworth Financial Inc. Class A	7,496,056	23,313
Chesapeake Lodging Trust	857,345	23,225
Northwest Bancshares Inc.	1,387,313	23,210
NBT Bancorp Inc.	620,945	22,851
Westamerica Bancorporation	375,966	22,389
Mercury General Corp.	414,983	22,177
* PRA Group Inc.	647,314	21,491
Berkshire Hills Bancorp Inc.	576,569	21,102
First Commonwealth Financial Corp.	1,460,355	20,912
* Green Dot Corp. Class A	346,087	20,855
Global Net Lease Inc.	1,003,977	20,662
Employers Holdings Inc.	461,796	20,504
Park National Corp.	195,115	20,292
Washington Prime Group Inc.	2,794,366	19,896
* Walker & Dunlop Inc.	418,486	19,878
S&T Bancorp Inc.	497,735	19,815
* Quality Care Properties Inc.	1,408,974	19,458
CYS Investments Inc.	2,320,865	18,637
Piper Jaffray Cos.	215,522	18,589
Boston Private Financial Holdings Inc.	1,199,808	18,537
Navigators Group Inc.	376,176	18,320
First Interstate BancSystem Inc. Class A	450,317	18,035
NRG Yield Inc.	936,488	17,700
Tompkins Financial Corp.	216,573	17,618
Ramco-Gershenson Properties Trust	1,189,039	17,515
Safety Insurance Group Inc.	216,741	17,426
National General Holdings Corp.	880,449	17,292
Brookline Bancorp Inc.	1,091,712	17,140
Redwood Trust Inc.	1,155,387	17,123
Beneficial Bancorp Inc.	1,022,224	16,816
State Bank Financial Corp.	553,694	16,522
Infinity Property & Casualty Corp.	155,294	16,461

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Franklin Street Properties Corp.	1,527,329	16,403
	ARMOUR Residential REIT Inc.	625,604	16,091
*	Cannae Holdings Inc.	926,158	15,772
*	First BanCorp	3,075,653	15,686
^	Seritage Growth Properties Class A	387,052	15,660
	City Holding Co.	222,249	14,995
	PennyMac Mortgage Investment Trust	931,854	14,975
^	AmTrust Financial Services Inc.	1,467,833	14,781
*,^	Encore Capital Group Inc.	351,091	14,781
^	CBL & Associates Properties Inc.	2,563,425	14,509
	Ladder Capital Corp. Class A	1,064,401	14,508
	Universal Health Realty Income Trust	185,408	13,926
	United Fire Group Inc.	297,958	13,581
	BancFirst Corp.	263,072	13,456
^	Virtu Financial Inc. Class A	735,081	13,452
	Getty Realty Corp.	474,150	12,878
	Central Pacific Financial Corp.	429,333	12,807
	MTGE Investment Corp.	684,169	12,657
	Capstead Mortgage Corp.	1,438,985	12,447
	Summit Hotel Properties Inc.	780,645	11,889
^	Pennsylvania REIT	995,431	11,836
	Virtus Investment Partners Inc.	101,932	11,727
	American Assets Trust Inc.	299,592	11,456
	Nelnet Inc. Class A	208,489	11,421
*	Flagstar Bancorp Inc.	300,168	11,232
	Saul Centers Inc.	181,611	11,214
	National Western Life Group Inc. Class A	33,437	11,068
*,^	iStar Inc.	967,595	10,934
	Granite Point Mortgage Trust Inc.	610,505	10,830
	FBL Financial Group Inc. Class A	149,603	10,420
	NRG Yield Inc. Class A	551,612	10,398
	Hersha Hospitality Trust Class A	592,502	10,310
	Investors Real Estate Trust	1,810,273	10,282
	New York REIT Inc.	2,499,155	9,822
	Urstadt Biddle Properties Inc. Class A	449,893	9,781
	Alexander & Baldwin Inc.	349,701	9,701
	Oritani Financial Corp.	589,691	9,671
*,^	MBIA Inc.	1,304,807	9,551
	Dime Community Bancshares Inc.	449,086	9,408
	Houlihan Lokey Inc. Class A	198,860	9,034
*	Greenlight Capital Re Ltd. Class A	442,058	8,885
	Ashford Hospitality Trust Inc.	1,314,085	8,844
*	Nationstar Mortgage Holdings Inc.	439,909	8,138
	AG Mortgage Investment Trust Inc.	422,595	8,034
	Anworth Mortgage Asset Corp.	1,466,801	7,979
*	Cadence BanCorp Class A	291,853	7,915
	State Auto Financial Corp.	253,887	7,393
	KKR Real Estate Finance Trust Inc.	360,975	7,223
	Maiden Holdings Ltd.	1,078,414	7,118
	OFG Bancorp	658,466	6,190
	Greenhill & Co. Inc.	294,962	5,752
*	Tejon Ranch Co.	271,071	5,627
	InfraREIT Inc.	295,400	5,489
*	World Acceptance Corp.	67,229	5,427
	Northfield Bancorp Inc.	312,698	5,341
*	MoneyGram International Inc.	404,908	5,337
*	Ambac Financial Group Inc.	310,759	4,966
	Investment Technology Group Inc.	234,500	4,514
*	EZCORP Inc. Class A	354,953	4,330
*	Ocwen Financial Corp.	1,362,430	4,264
*,^	Altisource Portfolio Solutions SA	147,657	4,134
*,^	Forestar Group Inc.	164,264	3,614
	TPG RE Finance Trust Inc.	180,064	3,430
*	Newmark Group Inc. Class A	165,716	2,635

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Associated Capital Group Inc. Class A	66,972	2,284
	GAMCO Investors Inc. Class A	66,655	1,976
	Urstadt Biddle Properties Inc.	31,237	529
			8,919,668
Health Care (5.3%)
*	WellCare Health Plans Inc.	667,680	134,277
*	Sage Therapeutics Inc.	592,403	97,575
*	United Therapeutics Corp.	615,272	91,029
	Teleflex Inc.	337,593	84,000
	Hill-Rom Holdings Inc.	986,281	83,134
*	Charles River Laboratories International Inc.	709,524	77,657
*	MEDNAX Inc.	1,404,759	75,070
	HealthSouth Corp.	1,400,664	69,207
*	Envision Healthcare Corp.	1,814,450	62,707
	STERIS plc	636,647	55,688
	Patterson Cos. Inc.	1,220,106	44,082
*	Blueprint Medicines Corp.	579,719	43,717
*	Myriad Genetics Inc.	1,036,792	35,609
*	Prestige Brands Holdings Inc.	794,311	35,275
*	Magellan Health Inc.	360,616	34,817
*	Aerie Pharmaceuticals Inc.	550,205	32,875
*	Halyard Health Inc.	702,025	32,420
*	Mallinckrodt plc	1,424,301	32,132
*	Loxo Oncology Inc.	358,878	30,210
*	LifePoint Health Inc.	591,277	29,446
*	Juno Therapeutics Inc.	641,802	29,337
*	Molina Healthcare Inc.	363,897	27,904
*	Brookdale Senior Living Inc.	2,796,571	27,127
*	Select Medical Holdings Corp.	1,493,981	26,369
*	Clovis Oncology Inc.	348,818	23,720
*	Endo International plc	3,014,796	23,365
*	Haemonetics Corp.	395,880	22,993
*,^	Tenet Healthcare Corp.	1,515,415	22,974
	CONMED Corp.	376,302	19,180
*	Impax Laboratories Inc.	1,112,424	18,522
	Owens & Minor Inc.	920,349	17,376
*	LHC Group Inc.	247,138	15,137
	Kindred Healthcare Inc.	1,236,543	11,994
*,^	Lannett Co. Inc.	478,542	11,102
*	AnaptysBio Inc.	102,582	10,332
*	Intra-Cellular Therapies Inc.	652,955	9,455
*	Aimmune Therapeutics Inc.	246,968	9,340
	National HealthCare Corp.	136,515	8,319
	Invacare Corp.	490,797	8,270
	Ensign Group Inc.	363,655	8,073
*,^	Synergy Pharmaceuticals Inc.	3,516,796	7,842
	Analogic Corp.	93,639	7,842
*,^	Community Health Systems Inc.	1,631,878	6,952
*	PDL BioPharma Inc.	2,175,507	5,961
*,^	American Renal Associates Holdings Inc.	189,016	3,289
*	PTC Therapeutics Inc.	148,136	2,471
*,^	Denali Therapeutics Inc.	111,901	1,750
*,^	Akcea Therapeutics Inc.	98,791	1,715
*	Depomed Inc.	209,929	1,690
*,^	Celldex Therapeutics Inc.	497,133	1,412
*,^	NantKwest Inc.	172,906	776
*	Wright Medical Group Inc. CVR	71,097	107
*	Portola Pharmaceuticals Inc.	99	5
*	Global Blood Therapeutics Inc.	63	2
*	AMAG Pharmaceuticals Inc.	54	1
			1,573,631
Industrials (20.1%)
	Spirit AeroSystems Holdings Inc. Class A	1,733,792	151,273
	IDEX Corp.	1,145,206	151,133

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
PerkinElmer Inc.	1,651,101	120,729
Orbital ATK Inc.	864,653	113,702
Allegion plc	1,424,976	113,371
Carlisle Cos. Inc.	929,064	105,588
Oshkosh Corp.	1,127,426	102,472
Donaldson Co. Inc.	1,947,332	95,322
* Quanta Services Inc.	2,321,052	90,776
* AECOM	2,364,185	87,830
Trinity Industries Inc.	2,276,307	85,270
Lincoln Electric Holdings Inc.	887,830	81,307
AptarGroup Inc.	934,680	80,644
Huntington Ingalls Industries Inc.	339,353	79,986
Sonoco Products Co.	1,490,986	79,231
Booz Allen Hamilton Holding Corp. Class A	2,077,502	79,215
Broadridge Financial Solutions Inc.	873,850	79,153
MDU Resources Group Inc.	2,929,989	78,758
* Genesee & Wyoming Inc. Class A	924,739	72,805
Curtiss-Wright Corp.	595,341	72,542
AGCO Corp.	1,014,259	72,449
EMCOR Group Inc.	882,279	72,126
Avnet Inc.	1,814,172	71,878
Graphic Packaging Holding Co.	4,646,655	71,791
ITT Inc.	1,319,811	70,438
Crane Co.	756,550	67,499
Ryder System Inc.	793,986	66,830
Jabil Inc.	2,516,334	66,054
Bemis Co. Inc.	1,362,738	65,125
MSC Industrial Direct Co. Inc. Class A	667,866	64,556
Kennametal Inc.	1,215,709	58,853
* Keysight Technologies Inc.	1,394,929	58,029
Terex Corp.	1,198,317	57,783
* CoreLogic Inc.	1,235,020	57,070
Brink's Co.	719,043	56,589
Valmont Industries Inc.	338,954	56,216
Deluxe Corp.	721,565	55,445
* Owens-Illinois Inc.	2,446,753	54,245
* Kirby Corp.	806,258	53,858
* KLX Inc.	771,288	52,640
Timken Co.	1,047,771	51,498
Regal Beloit Corp.	664,412	50,894
Belden Inc.	632,489	48,809
* MasTec Inc.	993,331	48,624
* Conduent Inc.	2,997,294	48,436
Barnes Group Inc.	763,360	48,298
* WESCO International Inc.	704,758	48,029
* Colfax Corp.	1,200,510	47,564
* Generac Holdings Inc.	932,392	46,172
BWX Technologies Inc.	745,544	45,098
EnerSys	632,191	44,019
Packaging Corp. of America	354,142	42,692
* Moog Inc. Class A	485,034	42,125
KBR Inc.	2,101,428	41,671
Flowserve Corp.	980,004	41,288
Vishay Intertechnology Inc.	1,976,915	41,021
* Rexnord Corp.	1,558,332	40,548
Tetra Tech Inc.	835,607	40,235
MSA Safety Inc.	513,304	39,791
Applied Industrial Technologies Inc.	581,920	39,629
UniFirst Corp.	231,751	38,216
ABM Industries Inc.	976,463	36,832
GATX Corp.	574,229	35,694
Silgan Holdings Inc.	1,160,111	34,096
* Sanmina Corp.	1,026,267	33,867
* Esterline Technologies Corp.	449,673	33,591

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Universal Forest Products Inc.	870,622	32,753
Convergys Corp.	1,385,817	32,567
* Anixter International Inc.	424,491	32,261
Watts Water Technologies Inc. Class A	416,205	31,611
* Navistar International Corp.	736,452	31,579
Korn/Ferry International	762,578	31,556
* Meritor Inc.	1,328,482	31,166
* Plexus Corp.	503,247	30,557
Triton International Ltd.	787,032	29,474
Mueller Industries Inc.	823,663	29,182
* SPX FLOW Inc.	604,862	28,761
* Louisiana-Pacific Corp.	1,087,596	28,560
World Fuel Services Corp.	963,791	27,121
Maxar Technologies Ltd.	420,413	27,041
Otter Tail Corp.	594,317	26,417
Brady Corp. Class A	683,497	25,905
Greif Inc. Class A	421,128	25,512
Werner Enterprises Inc.	651,414	25,177
Chicago Bridge & Iron Co. NV	1,522,557	24,574
Kaman Corp.	416,233	24,491
* FTI Consulting Inc.	569,495	24,466
Boise Cascade Co.	577,555	23,044
Greenbrier Cos. Inc.	430,848	22,964
Mobile Mini Inc.	664,873	22,938
* Hub Group Inc. Class A	477,133	22,855
* Harsco Corp.	1,207,557	22,521
* Atlas Air Worldwide Holdings Inc.	379,771	22,274
ESCO Technologies Inc.	368,119	22,179
* Benchmark Electronics Inc.	745,796	21,703
Actuant Corp. Class A	853,642	21,597
* TTM Technologies Inc.	1,375,769	21,558
* Integer Holdings Corp.	474,400	21,490
General Cable Corp.	712,616	21,093
Altra Industrial Motion Corp.	417,172	21,025
* JELD-WEN Holding Inc.	513,417	20,213
* Milacron Holdings Corp.	1,042,156	19,947
* Knowles Corp.	1,343,939	19,702
H&E Equipment Services Inc.	480,418	19,529
Standex International Corp.	191,469	19,501
ManTech International Corp. Class A	387,444	19,446
AAR Corp.	493,340	19,383
Aircastle Ltd.	825,647	19,312
Triumph Group Inc.	708,585	19,274
* Armstrong World Industries Inc.	316,909	19,189
* SPX Corp.	607,551	19,071
Matson Inc.	638,019	19,039
Granite Construction Inc.	299,497	18,997
* GMS Inc.	502,891	18,929
Manitowoc Co. Inc.	475,884	18,721
* TriMas Corp.	685,547	18,338
Wabash National Corp.	842,050	18,273
Astec Industries Inc.	312,084	18,257
* Sykes Enterprises Inc.	579,012	18,210
* Cotiviti Holdings Inc.	554,097	17,847
* TrueBlue Inc.	619,423	17,034
McGrath RentCorp	342,425	16,087
* Tutor Perini Corp.	596,798	15,129
Materion Corp.	300,661	14,612
Encore Wire Corp.	296,277	14,414
^ Sturm Ruger & Co. Inc.	247,677	13,833
MTS Systems Corp.	253,729	13,625
* Huron Consulting Group Inc.	331,235	13,398
* Navigant Consulting Inc.	688,017	13,354
AVX Corp.	756,958	13,095

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	ArcBest Corp.	364,769	13,041
	Schnitzer Steel Industries Inc.	382,094	12,800
	Kelly Services Inc. Class A	444,872	12,132
	Comfort Systems USA Inc.	277,775	12,125
	CIRCOR International Inc.	247,243	12,036
	EVERTEC Inc.	867,923	11,847
*	Aegion Corp. Class A	462,567	11,763
	Hyster-Yale Materials Handling Inc.	131,755	11,220
	Griffon Corp.	530,700	10,800
*	Atkore International Group Inc.	479,827	10,292
	Quad/Graphics Inc.	453,760	10,255
*	Donnelley Financial Solutions Inc.	504,810	9,839
	RR Donnelley & Sons Co.	1,049,593	9,761
	RPX Corp.	703,379	9,453
	Kforce Inc.	357,053	9,016
*	OSI Systems Inc.	134,650	8,669
	Primoris Services Corp.	307,997	8,374
	TeleTech Holdings Inc.	205,910	8,288
*	TimkenSteel Corp.	499,666	7,590
	LSC Communications Inc.	495,941	7,514
	Resources Connection Inc.	432,067	6,675
*,^	Team Inc.	425,958	6,347
*	Cardtronics plc Class A	341,667	6,328
*	Wesco Aircraft Holdings Inc.	819,710	6,066
	Park Electrochemical Corp.	292,636	5,750
	American Railcar Industries Inc.	114,925	4,786
*	PHH Corp.	460,706	4,745
	Greif Inc. Class B	46,587	3,231
*	International Seaways Inc.	162,537	3,000
*	Armstrong Flooring Inc.	153,232	2,593
	Essendant Inc.	268,180	2,486
*,^	Forterra Inc.	146,123	1,622
	Insperity Inc.	397	23
*	Babcock & Wilcox Enterprises Inc.	78	—
			5,953,516
Oil & Gas (4.5%)
*	First Solar Inc.	1,174,722	79,317
	Targa Resources Corp.	1,616,526	78,272
	Murphy Oil Corp.	2,458,332	76,331
	HollyFrontier Corp.	1,329,100	68,077
	Range Resources Corp.	3,720,989	63,480
*,^	Transocean Ltd.	5,866,816	62,658
*,^	Weatherford International plc	14,885,567	62,073
	PBF Energy Inc. Class A	1,567,431	55,566
*,^	Chesapeake Energy Corp.	12,946,522	51,268
	Helmerich & Payne Inc.	732,981	47,380
*	WPX Energy Inc.	2,985,382	42,004
	Ensco plc Class A	6,539,821	38,650
	Delek US Holdings Inc.	1,099,261	38,408
*	Whiting Petroleum Corp.	1,360,411	36,024
	SemGroup Corp. Class A	1,180,155	35,641
*	Oasis Petroleum Inc.	4,125,373	34,694
	CNX Resources Corp.	2,243,482	32,822
	Oceaneering International Inc.	1,474,390	31,169
	Nabors Industries Ltd.	4,346,734	29,688
*	Rowan Cos. plc Class A	1,894,739	29,672
*	C&J Energy Services Inc.	853,997	28,583
*	McDermott International Inc.	4,252,395	27,981
*	Dril-Quip Inc.	566,547	27,024
*	MRC Global Inc.	1,348,840	22,822
*	Superior Energy Services Inc.	2,291,902	22,071
*	Oil States International Inc.	765,095	21,652
*	NOW Inc.	1,620,779	17,877
*	Unit Corp.	791,895	17,422

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	QEP Resources Inc.	1,804,009	17,264
*,^	Diamond Offshore Drilling Inc.	924,801	17,192
*	Noble Corp. plc	3,667,056	16,575
*	Exterran Corp.	508,909	16,000
*	Helix Energy Solutions Group Inc.	2,100,520	15,838
*	Denbury Resources Inc.	6,021,404	13,307
	Archrock Inc.	1,063,567	11,168
*	Chart Industries Inc.	230,659	10,809
^	CVR Energy Inc.	260,043	9,684
*	Forum Energy Technologies Inc.	607,573	9,448
*	ProPetro Holding Corp.	464,874	9,372
*,^	SunPower Corp. Class A	836,151	7,049
*,^	Tellurian Inc.	583,172	5,680
	Green Plains Inc.	292,397	4,927
*	TETRA Technologies Inc.	829,472	3,542
*,^	EP Energy Corp. Class A	592,038	1,397
*,^	NextDecade Corp.	166,616	1,386
*,^	NCS Multistage Holdings Inc.	66,073	974
*	Centennial Resource Development Inc. Class A	222	4
*	Flotek Industries Inc.	81	—
			1,350,242
Other (0.0%)[2]
*,3	Herbalife Ltd. CVR	147,396	1,430
*,3	Clinical Data CVR	62,138	—
			1,430
Technology (7.3%)
	CDW Corp.	2,295,130	159,489
	Leidos Holdings Inc.	2,268,191	146,457
*	ON Semiconductor Corp.	6,360,870	133,197
	Teradyne Inc.	2,941,557	123,163
*	CommScope Holding Co. Inc.	2,860,674	108,219
*	Microsemi Corp.	1,763,521	91,086
	CSRA Inc.	2,457,590	73,531
	Cypress Semiconductor Corp.	4,753,323	72,441
*	Nuance Communications Inc.	4,327,194	70,750
*	Teradata Corp.	1,815,037	69,806
*	ARRIS International plc	2,664,360	68,447
*	NCR Corp.	1,827,131	62,104
	SYNNEX Corp.	449,512	61,111
	DST Systems Inc.	903,522	56,082
*	Tech Data Corp.	572,161	56,055
*	Cree Inc.	1,472,000	54,670
	Science Applications International Corp.	648,836	49,681
*	CACI International Inc. Class A	369,275	48,874
*	Verint Systems Inc.	955,391	39,983
	Cabot Microelectronics Corp.	380,281	35,777
*	Semtech Corp.	993,079	33,963
*	EchoStar Corp. Class A	540,171	32,356
	Pitney Bowes Inc.	2,802,564	31,333
*	Viavi Solutions Inc.	3,412,387	29,824
*	VeriFone Systems Inc.	1,682,371	29,795
	Progress Software Corp.	680,322	28,961
	TiVo Corp.	1,740,477	27,151
*	NETGEAR Inc.	448,534	26,351
*	Cloudera Inc.	1,463,050	24,170
	CSG Systems International Inc.	503,039	22,043
*	Insight Enterprises Inc.	537,380	20,576
*	Synaptics Inc.	511,228	20,418
*	MuleSoft Inc. Class A	843,455	19,619
*	Finisar Corp.	855,689	17,413
^	Diebold Nixdorf Inc.	1,021,905	16,708
*	Web.com Group Inc.	692,496	15,096
*	Blucora Inc.	655,270	14,481
	ADTRAN Inc.	722,142	13,973

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	ScanSource Inc.	381,752	13,667
	Ebix Inc.	164,808	13,061
*	Amkor Technology Inc.	1,255,607	12,619
*	Premier Inc. Class A	429,804	12,546
	Plantronics Inc.	247,544	12,471
*	Syntel Inc.	496,207	11,408
*	Quality Systems Inc.	810,422	11,006
*	Electronics For Imaging Inc.	347,031	10,248
*	Presidio Inc.	480,418	9,210
*	FormFactor Inc.	546,167	8,548
*	Okta Inc.	287,960	7,375
*,^	Unisys Corp.	756,993	6,169
	Computer Programs & Systems Inc.	194,372	5,841
*,^	Yext Inc.	472,439	5,683
*	Alteryx Inc. Class A	169,880	4,293
	Systemax Inc.	110,198	3,666
*	MongoDB Inc.	119,804	3,556
*,^	Appian Corp. Class A	99,255	3,125
*	Ribbon Communications Inc.	383,624	2,965
*	Synchronoss Technologies Inc.	266,673	2,384
*	SailPoint Technologies Holding Inc.	159,152	2,308
*	Casa Systems Inc.	65,641	1,166
*	Coupa Software Inc.	54	2
	Switch Inc.	45	1
*	Cision Ltd.	51	1
*	Altair Engineering Inc. Class A	18	—
			2,168,473
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,474,684	40,996
*	Vonage Holdings Corp.	3,087,576	31,401
*,^	Iridium Communications Inc.	1,247,248	14,718
	Consolidated Communications Holdings Inc.	1,066,356	12,999
^	Frontier Communications Corp.	1,175,007	7,943
*	United States Cellular Corp.	194,979	7,337
*	Intelsat SA	385,884	1,308
			116,702
Utilities (6.5%)
	Atmos Energy Corp.	1,669,076	143,357
	NRG Energy Inc.	4,510,994	128,473
	UGI Corp.	2,604,069	122,261
	Westar Energy Inc. Class A	2,130,611	112,496
	Aqua America Inc.	2,664,946	104,546
	Great Plains Energy Inc.	3,234,075	104,267
*	Calpine Corp.	5,405,267	81,782
	Vectren Corp.	1,245,298	80,969
*	Vistra Energy Corp.	3,852,486	70,578
	IDACORP Inc.	756,104	69,078
	WGL Holdings Inc.	771,890	66,259
	National Fuel Gas Co.	1,203,797	66,100
	Portland General Electric Co.	1,337,096	60,945
	Hawaiian Electric Industries Inc.	1,632,024	58,998
	ONE Gas Inc.	789,746	57,857
	ALLETE Inc.	765,571	56,928
	New Jersey Resources Corp.	1,309,707	52,650
	Spire Inc.	691,884	51,995
	Southwest Gas Holdings Inc.	645,055	51,914
	Avista Corp.	966,298	49,755
	PNM Resources Inc.	1,194,804	48,330
	Black Hills Corp.	802,566	48,242
	NorthWestern Corp.	729,588	43,556
	South Jersey Industries Inc.	1,197,576	37,400
	El Paso Electric Co.	609,155	33,717
	MGE Energy Inc.	520,476	32,842
	California Water Service Group	720,875	32,692

50

	Vanguard® Small-Cap Value Index Fund
	Schedule of Investments
	December 31, 2017

					Market
					Value
				Shares	($000)
	American States Water Co.			550,949	31,905
	Northwest Natural Gas Co.			434,718	25,931
*	Dynegy Inc.			835,571	9,901
*	TerraForm Power Inc. Class A			2,283	27
*	Evoqua Water Technologies Corp.			39	1

					1,935,752

	Total Common Stocks (Cost $23,210,915)				29,560,708

		Coupon
	Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.9%)
4,5	Vanguard Market Liquidity Fund	1.458%		2,563,730	256,399

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill	1.048%	1/2/18	4,000	4,000
	United States Treasury Bill	1.398%	5/3/18	200	199
6	United States Treasury Bill	1.446%	5/31/18	2,265	2,251

					6,450

	Total Temporary Cash Investments (Cost $262,833)				262,849
	Total Investments (100.6%) (Cost $23,473,748)				29,823,557
	Other Assets and Liabilities—Net (-0.6%)[5,7]				(187,653)

	Net Assets (100%)				29,635,904

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,040,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $166,158,000 of collateral received for securities on loan.
6 Securities with a value of $2,251,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $660,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA480 022018

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.1%)[1]
Consumer Discretionary (14.2%)
^,*	Tesla Inc.	1,704,760	530,777
	Las Vegas Sands Corp.	4,660,233	323,840
*	Liberty Global plc	8,443,256	285,720
*	Liberty Broadband Corp.	1,870,668	159,306
*	NVR Inc.	44,617	156,526
	Lear Corp.	860,125	151,950
	Autoliv Inc.	1,111,755	141,282
	Aramark	3,138,383	134,135
*	Liberty Interactive Corp. QVC Group Class A	5,416,449	132,270
	Vail Resorts Inc.	516,212	109,680
*	Burlington Stores Inc.	876,518	107,838
	Domino's Pizza Inc.	559,793	105,778
^	Sirius XM Holdings Inc.	18,853,639	101,056
*	Lululemon Athletica Inc.	1,218,250	95,742
	Thor Industries Inc.	623,582	93,986
	Adient plc	1,188,896	93,566
	Polaris Industries Inc.	744,004	92,249
	Toll Brothers Inc.	1,901,117	91,292
*	Liberty Media Corp-Liberty Formula One	2,642,258	90,260
*	ServiceMaster Global Holdings Inc.	1,738,200	89,118
	Service Corp. International	2,375,101	88,639
*	Liberty Media Corp-Liberty SiriusXM Class C	2,173,786	86,212
	Gentex Corp.	3,613,423	75,701
*	Liberty Global plc Class A	2,083,808	74,684
	Dunkin' Brands Group Inc.	1,147,344	73,969
*	Live Nation Entertainment Inc.	1,708,210	72,719
	Carter's Inc.	608,757	71,523
	Six Flags Entertainment Corp.	998,853	66,494
	Pool Corp.	509,382	66,041
*	Skechers U.S.A. Inc. Class A	1,731,151	65,507
*	Bright Horizons Family Solutions Inc.	672,535	63,218
	Brunswick Corp.	1,106,977	61,127
*	Delphi Technologies plc	1,139,816	59,806
	Dana Inc.	1,836,700	58,793
*	Liberty Ventures Class A	1,049,337	56,916
*	Grand Canyon Education Inc.	621,123	55,609
	CalAtlantic Group Inc.	959,424	54,102
*	Visteon Corp.	409,744	51,275
	Williams-Sonoma Inc.	983,835	50,864
^	Cracker Barrel Old Country Store Inc.	303,235	48,181
	Cinemark Holdings Inc.	1,370,400	47,717
*	Five Below Inc.	715,208	47,433
	Extended Stay America Inc.	2,453,597	46,618
*	Lions Gate Entertainment Corp. Class B	1,467,804	46,588
	Nexstar Media Group Inc. Class A	584,049	45,673
*	Madison Square Garden Co. Class A	213,051	44,922
*	Liberty Media Corp-Liberty SiriusXM Class A	1,118,096	44,344
	Texas Roadhouse Inc. Class A	838,766	44,186
*	Wayfair Inc.	538,094	43,193
*	Hyatt Hotels Corp. Class A	581,533	42,766
	Cable One Inc.	60,668	42,671
	LCI Industries	324,959	42,245
	Tupperware Brands Corp.	656,918	41,189
	Marriott Vacations Worldwide Corp.	301,034	40,703
	American Eagle Outfitters Inc.	2,149,148	40,404
	Wolverine World Wide Inc.	1,260,451	40,183
	ILG Inc.	1,384,702	39,436
	Bed Bath & Beyond Inc.	1,790,703	39,378
*	AutoNation Inc.	760,082	39,015
	Tenneco Inc.	666,226	39,001
	TEGNA Inc.	2,769,058	38,988

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Tribune Media Co. Class A	916,637	38,930
	Churchill Downs Inc.	164,620	38,307
	John Wiley & Sons Inc. Class A	579,057	38,073
	Wendy's Co.	2,318,185	38,065
*	Planet Fitness Inc. Class A	1,098,824	38,052
	Boyd Gaming Corp.	1,084,265	38,003
*	Tempur Sealy International Inc.	600,645	37,654
	Jack in the Box Inc.	383,089	37,585
	Sinclair Broadcast Group Inc. Class A	982,869	37,202
	Choice Hotels International Inc.	475,378	36,889
*	Liberty Broadband Corp. Class A	424,210	36,079
*	Urban Outfitters Inc.	1,023,510	35,884
	Lithia Motors Inc. Class A	308,608	35,055
*	Scientific Games Corp. Class A	674,888	34,622
*	Hilton Grand Vacations Inc.	825,227	34,618
*	AMC Networks Inc. Class A	639,038	34,559
*	TopBuild Corp.	454,540	34,427
*	Penn National Gaming Inc.	1,084,805	33,987
*	Helen of Troy Ltd.	352,589	33,972
*	Michaels Cos. Inc.	1,394,455	33,732
	KB Home	1,054,410	33,688
*	TRI Pointe Group Inc.	1,879,599	33,682
	Meredith Corp.	508,691	33,599
	Regal Entertainment Group Class A	1,455,623	33,494
*	Ollie's Bargain Outlet Holdings Inc.	627,565	33,418
	Children's Place Inc.	228,376	33,194
*	Deckers Outdoor Corp.	412,689	33,118
*	Murphy USA Inc.	412,039	33,111
	Graham Holdings Co. Class B	58,985	32,934
*	Steven Madden Ltd.	704,408	32,896
	Aaron's Inc.	813,916	32,435
	Adtalem Global Education Inc.	764,023	32,127
*	Liberty Expedia Holdings Inc. Class A	716,425	31,759
*	Liberty Global PLC LiLAC	1,560,128	31,031
	Dick's Sporting Goods Inc.	1,070,120	30,755
*	Sally Beauty Holdings Inc.	1,638,204	30,733
*	Buffalo Wild Wings Inc.	196,508	30,724
	Red Rock Resorts Inc. Class A	874,606	29,509
	New York Times Co. Class A	1,582,783	29,281
	Big Lots Inc.	519,261	29,157
*	Dave & Buster's Entertainment Inc.	517,879	28,571
^,*	iRobot Corp.	355,958	27,302
^,*	Lions Gate Entertainment Corp. Class A	789,123	26,680
*	Groupon Inc. Class A	5,089,831	25,958
	Bloomin' Brands Inc.	1,212,501	25,875
	Columbia Sportswear Co.	359,593	25,848
	Cheesecake Factory Inc.	536,453	25,846
*	Taylor Morrison Home Corp. Class A	1,055,401	25,826
*	Cooper-Standard Holdings Inc.	206,323	25,275
^,*	Eldorado Resorts Inc.	760,177	25,200
*	Meritage Homes Corp.	491,154	25,147
	Monro Inc.	429,756	24,475
*	Dorman Products Inc.	396,530	24,244
*	Sotheby's	467,762	24,137
	Office Depot Inc.	6,654,159	23,556
	GameStop Corp. Class A	1,305,937	23,442
	Time Inc.	1,252,491	23,108
	Brinker International Inc.	593,396	23,048
*	Caesars Entertainment Corp.	1,821,512	23,042
	Cooper Tire & Rubber Co.	641,792	22,687
*	Pinnacle Entertainment Inc.	688,502	22,535
*	American Axle & Manufacturing Holdings Inc.	1,269,058	21,612
	Penske Automotive Group Inc.	450,788	21,570
*	Shutterfly Inc.	431,091	21,447

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	RH	240,799	20,759
	Nutrisystem Inc.	389,872	20,507
*	Installed Building Products Inc.	268,747	20,411
	Winnebago Industries Inc.	366,746	20,391
*	Floor & Decor Holdings Inc. Class A	411,869	20,050
	La-Z-Boy Inc.	632,359	19,730
	Papa John's International Inc.	343,368	19,266
	Core-Mark Holding Co. Inc.	609,148	19,237
*	G-III Apparel Group Ltd.	520,530	19,202
	DSW Inc. Class A	895,322	19,169
	Caleres Inc.	571,605	19,137
*	La Quinta Holdings Inc.	1,032,949	19,068
*	Sleep Number Corp.	498,889	18,753
	Entercom Communications Corp. Class A	1,736,359	18,753
	MDC Holdings Inc.	575,799	18,356
	Group 1 Automotive Inc.	257,921	18,305
*	Fox Factory Holding Corp.	469,516	18,241
^,*	Altice USA Inc. Class A	849,750	18,040
	Callaway Golf Co.	1,239,422	17,265
	Camping World Holdings Inc. Class A	383,934	17,173
*	Cavco Industries Inc.	112,045	17,098
^	Dillard's Inc. Class A	281,382	16,897
^,*	Chegg Inc.	1,030,543	16,818
	Gannett Co. Inc.	1,446,922	16,770
*	LGI Homes Inc.	223,285	16,753
*	Gray Television Inc.	997,308	16,705
	HSN Inc.	410,860	16,578
*	MSG Networks Inc.	807,695	16,356
*	Weight Watchers International Inc.	361,900	16,025
*	Asbury Automotive Group Inc.	249,036	15,938
	Abercrombie & Fitch Co.	914,336	15,937
	Oxford Industries Inc.	207,576	15,608
*	Gentherm Inc.	485,431	15,412
	World Wrestling Entertainment Inc. Class A	501,290	15,329
	Chico's FAS Inc.	1,703,422	15,024
	Wingstop Inc.	374,304	14,590
^	Sonic Corp.	529,042	14,538
	Scholastic Corp.	361,003	14,480
*	Belmond Ltd. Class A	1,152,237	14,115
	Guess? Inc.	803,460	13,562
*	Modine Manufacturing Co.	666,688	13,467
	Tailored Brands Inc.	607,978	13,272
^,*	Overstock.com Inc.	204,551	13,071
^	Sturm Ruger & Co. Inc.	227,578	12,710
	DineEquity Inc.	248,346	12,599
*	Houghton Mifflin Harcourt Co.	1,340,098	12,463
	Strayer Education Inc.	137,790	12,343
	New Media Investment Group Inc.	733,828	12,314
^,*	Conn's Inc.	343,659	12,217
	PetMed Express Inc.	267,905	12,190
^,*	Roku Inc.	234,665	12,151
	Capella Education Co.	156,178	12,088
	Standard Motor Products Inc.	268,179	12,044
^,*	JC Penney Co. Inc.	3,757,881	11,875
*	M/I Homes Inc.	343,814	11,827
*	Lumber Liquidators Holdings Inc.	374,957	11,770
	International Speedway Corp. Class A	295,025	11,757
^,*	SeaWorld Entertainment Inc.	845,735	11,477
*	EW Scripps Co. Class A	733,098	11,458
^,*	Liberty Global PLC LiLAC Class A	565,737	11,400
	Acushnet Holdings Corp.	524,866	11,064
^,*	GoPro Inc. Class A	1,419,708	10,747
*	Crocs Inc.	846,320	10,697
*	Career Education Corp.	877,716	10,603

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Denny's Corp.	798,395	10,571
*	Express Inc.	1,031,644	10,471
*	William Lyon Homes Class A	357,316	10,391
^,*	Shake Shack Inc. Class A	239,802	10,359
*	Vista Outdoor Inc.	707,136	10,303
*	Liberty Media Corp-Liberty Braves Class C	450,711	10,015
^	AMC Entertainment Holdings Inc. Class A	659,790	9,963
	Ethan Allen Interiors Inc.	333,705	9,544
*	Red Robin Gourmet Burgers Inc.	168,573	9,508
^,*	American Outdoor Brands Corp.	730,739	9,383
*	Universal Electronics Inc.	197,146	9,315
*	Liberty TripAdvisor Holdings Inc. Class A	986,248	9,295
	Tower International Inc.	287,053	8,769
	Ruth's Hospitality Group Inc.	401,642	8,696
	BJ's Restaurants Inc.	238,693	8,688
*	Beazer Homes USA Inc.	440,392	8,460
*	Century Communities Inc.	268,936	8,364
*	Liberty Media Corp-Liberty Formula One Class A	255,018	8,344
*	National Vision Holdings Inc.	203,400	8,260
*	Stoneridge Inc.	361,003	8,253
^	Buckle Inc.	341,362	8,107
*	Genesco Inc.	239,329	7,778
^	Rent-A-Center Inc.	698,405	7,752
*	Regis Corp.	503,818	7,739
*	Unifi Inc.	213,537	7,660
	BBX Capital Corp. Class A	953,064	7,596
	Finish Line Inc. Class A	521,178	7,573
*	K12 Inc.	472,603	7,514
*	Malibu Boats Inc. Class A	250,165	7,437
*	Monarch Casino & Resort Inc.	162,892	7,301
	Marcus Corp.	265,773	7,269
*	Playa Hotels & Resorts NV	653,686	7,053
	Movado Group Inc.	218,576	7,038
*	Fiesta Restaurant Group Inc.	369,316	7,017
*	Loral Space & Communications Inc.	156,255	6,883
*	ZAGG Inc.	363,776	6,712
	Entravision Communications Corp. Class A	934,281	6,680
	Sonic Automotive Inc. Class A	360,494	6,651
*	Chuy's Holdings Inc.	234,463	6,577
*	Laureate Education Inc. Class A	477,510	6,475
*	Biglari Holdings Inc.	15,550	6,444
	Hooker Furniture Corp.	151,749	6,442
*	Hovnanian Enterprises Inc. Class A	1,897,133	6,355
*	Motorcar Parts of America Inc.	248,463	6,209
*	tronc Inc.	344,179	6,054
	Haverty Furniture Cos. Inc.	256,312	5,805
*	American Public Education Inc.	230,768	5,781
	Barnes & Noble Inc.	852,149	5,709
^,*	Party City Holdco Inc.	409,076	5,707
*	Carrols Restaurant Group Inc.	464,780	5,647
	Citi Trends Inc.	208,844	5,526
*	Del Taco Restaurants Inc.	452,809	5,488
*	Nautilus Inc.	405,833	5,418
*	MarineMax Inc.	283,999	5,368
*	Hibbett Sports Inc.	261,524	5,335
*	Zumiez Inc.	250,491	5,216
	Bassett Furniture Industries Inc.	138,715	5,216
	Carriage Services Inc. Class A	201,004	5,168
*	Central European Media Enterprises Ltd. Class A	1,074,212	4,995
	Superior Industries International Inc.	330,897	4,914
*	MCBC Holdings Inc.	220,429	4,898
	National CineMedia Inc.	712,603	4,888
*	Zoe's Kitchen Inc.	291,299	4,871
*	Del Frisco's Restaurant Group Inc.	316,506	4,827

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Johnson Outdoors Inc. Class A	76,808	4,769
	Culp Inc.	140,576	4,709
*	America's Car-Mart Inc.	105,197	4,697
^,*	Fossil Group Inc.	603,444	4,689
	Drive Shack Inc.	829,913	4,589
*	1-800-Flowers.com Inc. Class A	428,584	4,586
*	Barnes & Noble Education Inc.	555,468	4,577
*	Francesca's Holdings Corp.	624,450	4,565
^,*	Lands' End Inc.	232,787	4,551
*	Golden Entertainment Inc.	136,632	4,461
*	Potbelly Corp.	352,682	4,338
*	Horizon Global Corp.	308,975	4,332
*	Perry Ellis International Inc.	170,363	4,266
	Tile Shop Holdings Inc.	442,875	4,252
	Flexsteel Industries Inc.	90,503	4,234
	PICO Holdings Inc.	321,736	4,118
	Emerald Expositions Events Inc.	198,098	4,029
	Cato Corp. Class A	252,546	4,021
^,*	Carvana Co.	209,162	3,999
	RCI Hospitality Holdings Inc.	140,693	3,937
	Pier 1 Imports Inc.	884,266	3,661
*	Ascena Retail Group Inc.	1,512,587	3,555
	Speedway Motorsports Inc.	186,430	3,518
^,*	GNC Holdings Inc. Class A	953,053	3,517
	Winmark Corp.	27,172	3,516
^,*	Sportsman's Warehouse Holdings Inc.	512,159	3,385
	CSS Industries Inc.	120,058	3,341
	Collectors Universe Inc.	116,636	3,340
*	Reading International Inc. Class A	199,579	3,333
	Nathan's Famous Inc.	42,578	3,215
	Shoe Carnival Inc.	118,808	3,178
^,*	Daily Journal Corp.	13,447	3,096
	Hamilton Beach Brands Holding Co. Class A	118,455	3,043
*	Century Casinos Inc.	332,221	3,033
*	Bridgepoint Education Inc. Class A	354,330	2,941
*	El Pollo Loco Holdings Inc.	283,467	2,806
*	Lindblad Expeditions Holdings Inc.	285,213	2,792
*	WideOpenWest Inc.	263,010	2,780
^	Big 5 Sporting Goods Corp.	357,885	2,720
*	Kirkland's Inc.	226,246	2,707
*	Habit Restaurants Inc. Class A	273,223	2,609
*	Bojangles' Inc.	221,034	2,608
*	Vera Bradley Inc.	209,782	2,555
*	Green Brick Partners Inc.	225,245	2,545
*	Clarus Corp.	323,461	2,539
	Lifetime Brands Inc.	153,221	2,528
	Saga Communications Inc. Class A	60,341	2,441
*	New Home Co. Inc.	191,484	2,399
	Clear Channel Outdoor Holdings Inc. Class A	518,660	2,386
	Libbey Inc.	317,132	2,385
	Superior Uniform Group Inc.	89,182	2,382
*	Vitamin Shoppe Inc.	500,426	2,202
*	Inspired Entertainment Inc.	222,621	2,182
^	Fred's Inc. Class A	528,462	2,140
^,*	Duluth Holdings Inc.	118,921	2,123
*	Red Lion Hotels Corp.	209,155	2,060
*	Gaia Inc. Class A	165,278	2,049
*	Boot Barn Holdings Inc.	122,952	2,042
	Tilly's Inc. Class A	137,764	2,033
	Weyco Group Inc.	67,932	2,019
*	Liberty Media Corp-Liberty Braves Class A	88,074	1,942
	Rocky Brands Inc.	102,185	1,931
*	VOXX International Corp. Class A	344,270	1,928
*	Ascent Capital Group Inc. Class A	166,895	1,918

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Tuesday Morning Corp.	693,743	1,908
*	Boston Omaha Corp.	58,748	1,903
	Marine Products Corp.	145,596	1,855
*	Hemisphere Media Group Inc. Class A	159,231	1,839
^,*	Global Eagle Entertainment Inc.	800,994	1,834
*	FTD Cos. Inc.	243,490	1,751
*	Shiloh Industries Inc.	213,498	1,751
*	Delta Apparel Inc.	84,111	1,699
*	Chicken Soup For The Soul Entertainment Inc.	187,854	1,691
	Strattec Security Corp.	37,609	1,638
^,*	Blue Apron Holdings Inc. Class A	393,935	1,588
	Escalade Inc.	128,577	1,582
*	Fogo De Chao Inc.	134,189	1,557
^,*	Jamba Inc.	186,056	1,500
*	J Alexander's Holdings Inc.	154,578	1,499
*	Town Sports International Holdings Inc.	267,847	1,487
^,*	Vuzix Corp.	237,117	1,482
	Beasley Broadcast Group Inc. Class A	107,328	1,438
^,*	Sears Holdings Corp.	391,549	1,402
*	Lakeland Industries Inc.	92,362	1,344
^,*	Lee Enterprises Inc.	550,512	1,294
*	AV Homes Inc.	73,369	1,222
^,*	Iconix Brand Group Inc.	933,972	1,205
*	Destination XL Group Inc.	514,898	1,133
*	Build-A-Bear Workshop Inc.	120,702	1,110
*	J. Jill Inc.	141,562	1,104
*	Bluegreen Vacations Corp.	60,436	1,104
*	Full House Resorts Inc.	273,502	1,069
	Ark Restaurants Corp.	38,576	1,042
	AH Belo Corp. Class A	210,369	1,010
*	Townsquare Media Inc. Class A	129,137	992
*	Empire Resorts Inc.	36,416	983
*	Ballantyne Strong Inc.	208,987	972
*	Cambium Learning Group Inc.	170,871	971
*	At Home Group Inc.	26,721	812
^,*	Sequential Brands Group Inc.	426,030	758
^,*	Noodles & Co. Class A	141,983	745
*	Funko Inc. Class A	105,280	700
*	EVINE Live Inc.	471,830	661
*	Tandy Leather Factory Inc.	82,294	634
^,*	Famous Dave's of America Inc.	95,554	631
^,*	Workhorse Group Inc.	243,529	623
*	Stitch Fix Inc. Class A	24,094	622
*	Skyline Corp.	44,886	577
*	Christopher & Banks Corp.	416,133	529
	Liberty Tax Inc.	47,386	521
*	Universal Technical Institute Inc.	215,304	517
*	Dixie Group Inc.	133,541	514
^	Stage Stores Inc.	305,407	513
^,*	Nova Lifestyle Inc.	210,360	505
*	Aspen Group Inc.	55,614	496
*	Urban One Inc.	228,744	400
	Salem Media Group Inc. Class A	87,614	394
*	Educational Development Corp.	19,541	370
*	Container Store Group Inc.	74,058	351
^,*	Social Reality Inc.	58,555	331
*	Trans World Entertainment Corp.	178,312	325
	Peak Resorts Inc.	58,032	313
	Gaming Partners International Corp.	27,841	313
*	Emerson Radio Corp.	210,239	307
*	Luby's Inc.	112,957	298
*	Live Ventures Inc.	17,510	280
	Dover Motorsports Inc.	134,135	262
	Insignia Systems Inc.	207,691	247

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Harte-Hanks Inc.	239,083	227
*	US Auto Parts Network Inc.	83,123	209
*	Dover Downs Gaming & Entertainment Inc.	196,364	200
^,*	Forward Industries Inc.	157,441	194
*	Lincoln Educational Services Corp.	94,557	191
^,*	UQM Technologies Inc.	136,636	190
*	Good Times Restaurants Inc.	71,478	189
*	Charles & Colvard Ltd.	139,810	189
	Crown Crafts Inc.	28,771	186
^,*	Papa Murphy's Holdings Inc.	32,168	173
	AMCON Distributing Co.	1,865	169
^,*	Cinedigm Corp. Class A	112,137	168
^,*	Naked Brand Group Inc.	112,574	163
^,*	Sears Hometown and Outlet Stores Inc.	58,546	152
*	Kona Grill Inc.	81,836	143
^	Stein Mart Inc.	111,305	129
	Unique Fabricating Inc.	16,039	119
*	Sypris Solutions Inc.	80,319	110
*	Summer Infant Inc.	69,594	104
*	Rave Restaurant Group Inc.	69,319	101
*	Diversified Restaurant Holdings Inc.	61,904	99
*	Nevada Gold & Casinos Inc.	33,200	89
*	Vince Holding Corp.	13,809	85
*	RLJ Entertainment Inc.	21,254	78
*	Bravo Brio Restaurant Group Inc.	31,024	78
*	ONE Group Hospitality Inc.	26,439	63
^,*	Turtle Beach Corp.	135,265	61
*	Stanley Furniture Co. Inc.	65,889	57
^,*	JAKKS Pacific Inc.	22,434	53
*	NTN Buzztime Inc.	11,992	50
*	SPAR Group Inc.	33,227	41
^,*	Chanticleer Holdings Inc.	15,528	41
*	CafePress Inc.	21,383	39
^,*	Clean Diesel Technologies Inc.	22,343	35
	Flanigan's Enterprises Inc.	1,352	31
*	Differential Brands Group Inc.	19,716	19
*	Xcel Brands Inc.	4,463	15
*	Emmis Communications Corp. Class A	4,118	15
*	Koss Corp.	3,992	12
^,*	Alliance MMA Inc.	4,319	5
	P&F Industries Inc. Class A	574	5
	Canterbury Park Holding Corp.	209	3
*	Comstock Holding Cos. Inc. Class A	1,869	3
*	McClatchy Co. Class A	365	3
*,2	Here Media Inc. Special Shares	12,670	—
*,2	Here Media Inc.	12,670	—
			8,957,106
Consumer Staples (3.0%)
	Ingredion Inc.	913,735	127,740
	Bunge Ltd.	1,789,726	120,055
	Lamb Weston Holdings Inc.	1,856,546	104,802
	Pinnacle Foods Inc.	1,526,122	90,759
*	Post Holdings Inc.	850,854	67,413
*	US Foods Holding Corp.	1,842,252	58,823
*	Hain Celestial Group Inc.	1,346,155	57,064
	Snyder's-Lance Inc.	1,115,463	55,862
	Casey's General Stores Inc.	492,446	55,124
^,*	Herbalife Ltd.	801,028	54,246
	Flowers Foods Inc.	2,399,657	46,337
	Nu Skin Enterprises Inc. Class A	643,946	43,936
*	Edgewell Personal Care Co.	701,846	41,683
*	Blue Buffalo Pet Products Inc.	1,213,061	39,776
*	Darling Ingredients Inc.	2,145,503	38,898
*	Sprouts Farmers Market Inc.	1,595,109	38,841

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	TreeHouse Foods Inc.	737,389	36,471
	Energizer Holdings Inc.	760,100	36,470
*	Performance Food Group Co.	1,096,779	36,303
	Sanderson Farms Inc.	258,991	35,943
	Spectrum Brands Holdings Inc.	309,638	34,803
*	HRG Group Inc.	1,938,406	32,856
*	United Natural Foods Inc.	654,735	32,259
	Lancaster Colony Corp.	239,361	30,928
	Vector Group Ltd.	1,368,446	30,626
^	B&G Foods Inc.	859,583	30,214
	J&J Snack Foods Corp.	198,428	30,127
^,*	Rite Aid Corp.	13,692,217	26,974
	PriceSmart Inc.	302,939	26,083
	WD-40 Co.	189,342	22,342
*	Boston Beer Co. Inc. Class A	109,969	21,015
	Fresh Del Monte Produce Inc.	434,664	20,720
^,*	Pilgrim's Pride Corp.	660,386	20,512
	Bob Evans Farms Inc.	259,723	20,471
*	Central Garden & Pet Co. Class A	507,567	19,140
*	Cal-Maine Foods Inc.	394,459	17,534
	Universal Corp.	333,097	17,488
^	Calavo Growers Inc.	201,699	17,023
	Seaboard Corp.	3,612	15,929
^	National Beverage Corp.	152,751	14,884
*	Hostess Brands Inc. Class A	999,157	14,798
	Dean Foods Co.	1,166,737	13,488
	Coca-Cola Bottling Co. Consolidated	62,232	13,396
*	Avon Products Inc.	6,019,942	12,943
	MGP Ingredients Inc.	160,968	12,375
	SpartanNash Co.	462,727	12,346
	SUPERVALU Inc.	505,391	10,916
*	USANA Health Sciences Inc.	145,921	10,805
	Andersons Inc.	340,284	10,600
	Inter Parfums Inc.	236,030	10,256
*	Simply Good Foods Co.	648,559	9,248
	Medifast Inc.	130,946	9,141
^	Tootsie Roll Industries Inc.	240,079	8,739
	Weis Markets Inc.	191,609	7,931
	John B Sanfilippo & Son Inc.	115,783	7,323
	Ingles Markets Inc. Class A	206,885	7,158
^,*	elf Beauty Inc.	293,730	6,553
*	Chefs' Warehouse Inc.	316,917	6,497
^,*	Amplify Snack Brands Inc.	483,400	5,806
*	Freshpet Inc.	287,573	5,450
*	Primo Water Corp.	389,400	4,895
*	Landec Corp.	358,750	4,520
*	Farmer Brothers Co.	138,119	4,441
*	Smart & Final Stores Inc.	443,615	3,793
^,*	Revlon Inc. Class A	168,616	3,676
	Limoneira Co.	151,770	3,400
*	Seneca Foods Corp. Class A	100,001	3,075
^,*	22nd Century Group Inc.	1,043,217	2,921
	Village Super Market Inc. Class A	119,415	2,738
*	Central Garden & Pet Co.	70,345	2,738
	Oil-Dri Corp. of America	65,419	2,715
*	Craft Brew Alliance Inc.	128,647	2,470
	Turning Point Brands Inc.	110,731	2,340
^	Natural Health Trends Corp.	95,418	1,449
^,*	Castle Brands Inc.	1,067,952	1,303
^	Orchids Paper Products Co.	99,721	1,276
	Alico Inc.	40,114	1,183
	Rocky Mountain Chocolate Factory Inc.	96,331	1,137
	United-Guardian Inc.	57,249	1,059
	Nature's Sunshine Products Inc.	86,229	996

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Natural Alternatives International Inc.	73,591	760
*	Lifeway Foods Inc.	89,693	718
*	Alliance One International Inc.	52,270	693
^,*	New Age Beverages Corp.	265,400	576
*	Lifevantage Corp.	111,115	529
^,*	S&W Seed Co.	110,119	429
*	Natural Grocers by Vitamin Cottage Inc.	43,598	389
^,*	Veru Inc.	259,893	299
^,*	Long Island Iced Tea Corp.	42,822	218
	Mannatech Inc.	11,571	174
*	Coffee Holding Co. Inc.	33,360	142
*	Celsius Holdings Inc.	24,071	126
*	Reed's Inc.	58,735	91
	Ocean Bio-Chem Inc.	11,030	48
*	Crystal Rock Holdings Inc.	42,584	35
^,*	MYOS RENS Technology Inc.	21,975	30
*	Reliv International Inc.	4,459	22
*	Truett-Hurst Inc.	1,600	3
			1,921,650
Energy (4.3%)
*	Diamondback Energy Inc.	1,254,544	158,386
*	Cheniere Energy Inc.	2,585,100	139,182
	Targa Resources Corp.	2,750,238	133,167
	HollyFrontier Corp.	2,279,704	116,766
*	Parsley Energy Inc. Class A	3,015,217	88,768
*	WPX Energy Inc.	5,158,055	72,574
*	Energen Corp.	1,256,584	72,342
*	RSP Permian Inc.	1,586,099	64,522
	Patterson-UTI Energy Inc.	2,802,700	64,490
	Murphy Oil Corp.	2,048,984	63,621
	Core Laboratories NV	573,426	62,819
*	Continental Resources Inc.	1,111,972	58,901
*	Transocean Ltd.	5,074,551	54,196
*	Weatherford International plc	12,731,960	53,092
*	Peabody Energy Corp.	1,344,566	52,936
*	Antero Resources Corp.	2,762,625	52,490
	PBF Energy Inc. Class A	1,418,752	50,295
*	Centennial Resource Development Inc. Class A	2,194,847	43,458
*	PDC Energy Inc.	836,838	43,131
	CNX Resources Corp.	2,641,202	38,641
*	Matador Resources Co.	1,232,184	38,358
*	Southwestern Energy Co.	6,432,675	35,894
	US Silica Holdings Inc.	1,037,710	33,788
	Delek US Holdings Inc.	941,284	32,888
	Ensco plc Class A	5,471,465	32,336
*	Callon Petroleum Co.	2,612,571	31,743
*	Whiting Petroleum Corp.	1,160,641	30,734
	Arch Coal Inc. Class A	323,353	30,124
	SM Energy Co.	1,360,399	30,038
*	QEP Resources Inc.	3,097,250	29,641
*	Oasis Petroleum Inc.	3,408,850	28,668
*	C&J Energy Services Inc.	825,090	27,616
	Nabors Industries Ltd.	4,019,392	27,452
*	Gulfport Energy Corp.	2,127,762	27,150
	Oceaneering International Inc.	1,268,811	26,823
*	SRC Energy Inc.	3,055,395	26,063
	World Fuel Services Corp.	899,953	25,325
	SemGroup Corp. Class A	828,772	25,029
*	McDermott International Inc.	3,658,028	24,070
*	Dril-Quip Inc.	487,136	23,236
*	Extraction Oil & Gas Inc.	1,613,389	23,088
*	Ultra Petroleum Corp.	2,500,784	22,657
*	Rowan Cos. plc Class A	1,391,540	21,792
*	Carrizo Oil & Gas Inc.	997,150	21,219

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Kosmos Energy Ltd.	3,005,190	20,586
*	Superior Energy Services Inc.	2,022,013	19,472
^	RPC Inc.	758,739	19,371
*	Oil States International Inc.	676,396	19,142
*	Laredo Petroleum Inc.	1,681,514	17,841
^,*	Diamond Offshore Drilling Inc.	837,040	15,561
*	Unit Corp.	687,649	15,128
*	ProPetro Holding Corp.	744,757	15,014
*	Forum Energy Technologies Inc.	952,777	14,816
*	Halcon Resources Corp.	1,850,250	14,006
*	Noble Corp. plc	3,062,190	13,841
*	Helix Energy Solutions Group Inc.	1,813,269	13,672
*	Exterran Corp.	416,551	13,096
*	CONSOL Energy Inc.	328,837	12,992
^,*	Fairmount Santrol Holdings Inc.	1,916,785	10,025
*	Newpark Resources Inc.	1,160,397	9,979
*	SEACOR Holdings Inc.	215,010	9,938
^,*	California Resources Corp.	507,151	9,859
	Archrock Inc.	930,576	9,771
*	SandRidge Energy Inc.	450,625	9,495
*	Denbury Resources Inc.	4,175,038	9,227
*	Stone Energy Corp.	266,048	8,556
^,*	Resolute Energy Corp.	268,910	8,463
*	Ring Energy Inc.	604,076	8,397
	Green Plains Inc.	486,112	8,191
^,*	Tellurian Inc.	834,088	8,124
	CVR Energy Inc.	205,430	7,650
*	TETRA Technologies Inc.	1,731,468	7,393
^,*	Jagged Peak Energy Inc.	466,535	7,362
*	Bonanza Creek Energy Inc.	266,123	7,342
*	Basic Energy Services Inc.	302,335	7,096
*	Gener8 Maritime Inc.	1,071,377	7,092
*	International Seaways Inc.	381,146	7,036
*	Tidewater Inc.	287,082	7,005
*	Par Pacific Holdings Inc.	358,529	6,912
^,*	Keane Group Inc.	356,491	6,777
*	Matrix Service Co.	380,441	6,772
*	Penn Virginia Corp.	169,333	6,623
*	Bill Barrett Corp.	1,246,054	6,392
*	REX American Resources Corp.	75,969	6,289
^,*	Sanchez Energy Corp.	1,085,168	5,762
*	Renewable Energy Group Inc.	447,375	5,279
^	Frank's International NV	787,064	5,234
*	Midstates Petroleum Co. Inc.	313,862	5,204
*	Abraxas Petroleum Corp.	2,063,700	5,077
	Bristow Group Inc.	375,978	5,064
*	Solaris Oilfield Infrastructure Inc. Class A	234,400	5,018
*	Cloud Peak Energy Inc.	1,124,502	5,004
*	WildHorse Resource Development Corp.	268,531	4,944
	Panhandle Oil and Gas Inc. Class A	220,343	4,528
*	Natural Gas Services Group Inc.	164,027	4,297
*	Select Energy Services Inc. Class A	231,794	4,228
*	Pioneer Energy Services Corp.	1,232,120	3,758
*	W&T Offshore Inc.	1,111,821	3,680
^,*	Uranium Energy Corp.	2,070,098	3,664
*	Clean Energy Fuels Corp.	1,597,189	3,242
*	Dorian LPG Ltd.	389,901	3,205
*	Pacific Ethanol Inc.	690,111	3,140
*	Eclipse Resources Corp.	1,271,243	3,051
^,*	CARBO Ceramics Inc.	294,900	3,002
	Gulf Island Fabrication Inc.	219,652	2,949
*	ION Geophysical Corp.	148,121	2,925
	Evolution Petroleum Corp.	398,318	2,728
*	Energy XXI Gulf Coast Inc.	465,142	2,670

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	SEACOR Marine Holdings Inc.	227,771	2,665
^,*	Comstock Resources Inc.	307,000	2,597
*	Geospace Technologies Corp.	198,505	2,575
^,*	Smart Sand Inc.	296,005	2,563
*	RigNet Inc.	170,075	2,543
^,*	Lilis Energy Inc.	484,647	2,477
	NACCO Industries Inc. Class A	65,527	2,467
*	Mammoth Energy Services Inc.	123,227	2,419
*	Earthstone Energy Inc. Class A	225,531	2,397
*	Gastar Exploration Inc.	2,088,050	2,192
^,*	NextDecade Corp.	219,332	1,825
	Hallador Energy Co.	290,834	1,771
*	NCS Multistage Holdings Inc.	116,885	1,723
*	Overseas Shipholding Group Inc. Class A	563,278	1,543
*	SilverBow Resources Inc.	49,569	1,473
*	Contango Oil & Gas Co.	304,409	1,434
*	Hornbeck Offshore Services Inc.	440,253	1,369
*	Parker Drilling Co.	1,352,939	1,353
^,*	Jones Energy Inc. Class A	1,112,868	1,224
^,*	Approach Resources Inc.	399,799	1,183
*	Era Group Inc.	107,570	1,156
*	Willbros Group Inc.	770,298	1,094
	Adams Resources & Energy Inc.	24,374	1,060
^,*	Northern Oil and Gas Inc.	485,681	996
*	Dawson Geophysical Co.	198,284	985
*	PHI Inc. NV	78,035	903
*	Isramco Inc.	7,789	815
*	Aspen Aerogels Inc.	157,978	771
^,*	Zion Oil & Gas Inc.	332,782	719
^,*	EP Energy Corp. Class A	285,978	675
*	Independence Contract Drilling Inc.	161,252	642
^,*	Torchlight Energy Resources Inc.	406,847	545
^,*	Erin Energy Corp.	166,907	459
*	Mitcham Industries Inc.	137,879	437
*	VAALCO Energy Inc.	622,455	434
*	Key Energy Services Inc.	35,110	414
*	Centrus Energy Corp. Class A	94,205	378
*	PHI Inc.	30,208	356
^,*	Profire Energy Inc.	136,495	262
*	PetroQuest Energy Inc.	128,396	243
^,*	Synthesis Energy Systems Inc.	72,383	207
*	PrimeEnergy Corp.	3,726	196
*	Lonestar Resources US Inc. Class A	46,909	186
*	Ranger Energy Services Inc.	18,317	169
^,*	Gevo Inc.	263,472	156
*	Eco-Stim Energy Solutions Inc.	116,317	147
^,*	Westwater Resources Inc.	126,297	135
*	Amyris Inc.	34,910	131
*	Vertex Energy Inc.	101,828	96
*	Barnwell Industries Inc.	44,482	93
^,*	SAExploration Holdings Inc.	39,682	87
^,*	Rex Energy Corp.	54,109	75
*	TransAtlantic Petroleum Ltd.	52,250	73
^,*	US Energy Corp. Wyoming	28,531	43
^,*	New Concept Energy Inc.	23,644	37
^,*	Tengasco Inc.	44,728	36
*	ENGlobal Corp.	38,763	34
*	Westmoreland Coal Co.	11,802	14
^,*	Aemetis Inc.	20,124	11
^	EXCO Resources Inc.	26,305	6
^,*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	5
^,*	EnerJex Resources Inc.	6,657	1
*,2	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2018	33,558	—

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,2	Harvest Natural Resources Inc.	133,886	—
			2,744,541
Financials (16.7%)
*	Markel Corp.	178,503	203,338
	TD Ameritrade Holding Corp.	3,478,785	177,870
	Annaly Capital Management Inc.	14,662,584	174,338
	First Republic Bank	2,003,105	173,549
	Ally Financial Inc.	5,672,680	165,415
*	SVB Financial Group	673,965	157,553
*	Arch Capital Group Ltd.	1,664,145	151,054
	MSCI Inc. Class A	1,155,625	146,233
	FNF Group	3,484,146	136,718
	Reinsurance Group of America Inc. Class A	821,508	128,098
	SEI Investments Co.	1,663,611	119,547
*	Alleghany Corp.	195,838	116,737
	East West Bancorp Inc.	1,868,055	113,634
	Voya Financial Inc.	2,287,429	113,159
	AGNC Investment Corp.	4,920,071	99,336
	MarketAxess Holdings Inc.	484,834	97,815
	FactSet Research Systems Inc.	501,495	96,668
*	Signature Bank	692,917	95,110
	American Financial Group Inc.	859,997	93,344
	Janus Henderson Group plc	2,336,865	89,408
	Lazard Ltd. Class A	1,677,716	88,080
	WR Berkley Corp.	1,209,258	86,643
	PacWest Bancorp	1,663,401	83,835
	Eaton Vance Corp.	1,482,525	83,600
	First Horizon National Corp.	4,167,370	83,306
	CIT Group Inc.	1,655,166	81,484
	New York Community Bancorp Inc.	6,187,237	80,558
	First American Financial Corp.	1,411,721	79,113
	Bank of the Ozarks	1,561,414	75,651
	Brown & Brown Inc.	1,460,458	75,155
	Synovus Financial Corp.	1,534,039	73,542
	Starwood Property Trust Inc.	3,329,353	71,082
	New Residential Investment Corp.	3,941,452	70,473
	Sterling Bancorp	2,859,145	70,335
*	Western Alliance Bancorp	1,227,123	69,480
	Cullen/Frost Bankers Inc.	733,764	69,451
	Commerce Bancshares Inc.	1,195,931	66,781
*	MGIC Investment Corp.	4,719,158	66,587
	LPL Financial Holdings Inc.	1,161,348	66,359
	Webster Financial Corp.	1,176,562	66,076
	Old Republic International Corp.	3,073,674	65,715
	RenaissanceRe Holdings Ltd.	503,873	63,281
	Prosperity Bancshares Inc.	889,607	62,335
	Pinnacle Financial Partners Inc.	940,051	62,325
	Umpqua Holdings Corp.	2,860,595	59,500
	Wintrust Financial Corp.	720,605	59,356
	Hanover Insurance Group Inc.	533,681	57,680
	Primerica Inc.	567,167	57,596
	FNB Corp.	4,156,309	57,440
*	Texas Capital Bancshares Inc.	640,611	56,950
	Radian Group Inc.	2,738,961	56,450
	BankUnited Inc.	1,379,850	56,188
	Interactive Brokers Group Inc.	926,232	54,842
*	SLM Corp.	4,840,372	54,696
	Hancock Holding Co.	1,094,360	54,171
^,*	Credit Acceptance Corp.	165,068	53,396
	Stifel Financial Corp.	881,350	52,493
	Axis Capital Holdings Ltd.	1,044,014	52,472
	CNO Financial Group Inc.	2,119,877	52,340
	IBERIABANK Corp.	655,810	50,825
	Associated Banc-Corp	1,993,361	50,631

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Assured Guaranty Ltd.	1,480,832	50,156
Chemical Financial Corp.	927,162	49,575
* Athene Holding Ltd. Class A	942,032	48,712
Bank of Hawaii Corp.	564,732	48,398
United Bankshares Inc.	1,364,946	47,432
Home BancShares Inc.	2,027,621	47,142
Validus Holdings Ltd.	1,001,664	46,998
Popular Inc.	1,318,198	46,783
* Essent Group Ltd.	1,071,461	46,523
Legg Mason Inc.	1,102,836	46,297
BGC Partners Inc. Class A	3,052,829	46,128
MB Financial Inc.	1,034,462	46,054
TCF Financial Corp.	2,212,478	45,356
Investors Bancorp Inc.	3,257,593	45,215
First Citizens BancShares Inc. Class A	111,481	44,927
Selective Insurance Group Inc.	764,308	44,865
Evercore Inc. Class A	495,175	44,566
Kemper Corp.	642,134	44,243
Blackstone Mortgage Trust Inc. Class A	1,353,059	43,541
Federated Investors Inc. Class B	1,204,699	43,466
Chimera Investment Corp.	2,336,169	43,172
Cathay General Bancorp	987,084	41,625
UMB Financial Corp.	576,623	41,471
FirstCash Inc.	614,104	41,421
South State Corp.	471,520	41,093
Fulton Financial Corp.	2,289,944	40,990
MFA Financial Inc.	5,150,276	40,790
Columbia Banking System Inc.	934,499	40,595
ProAssurance Corp.	701,740	40,104
Washington Federal Inc.	1,169,742	40,064
Glacier Bancorp Inc.	1,002,482	39,488
First Financial Bankshares Inc.	872,653	39,313
Valley National Bancorp	3,438,345	38,578
White Mountains Insurance Group Ltd.	45,279	38,545
Two Harbors Investment Corp.	2,238,785	36,403
* Green Dot Corp. Class A	603,142	36,345
American Equity Investment Life Holding Co.	1,143,515	35,140
BancorpSouth Bank	1,106,990	34,815
Community Bank System Inc.	635,123	34,138
* LendingTree Inc.	96,810	32,959
CVB Financial Corp.	1,365,363	32,168
Aspen Insurance Holdings Ltd.	786,534	31,933
Erie Indemnity Co. Class A	258,018	31,437
Great Western Bancorp Inc.	775,874	30,880
Old National Bancorp	1,760,776	30,726
RLI Corp.	503,093	30,518
Hope Bancorp Inc.	1,617,498	29,519
First Midwest Bancorp Inc.	1,207,559	28,994
Simmons First National Corp. Class A	505,417	28,859
* Enstar Group Ltd.	142,231	28,553
Trustmark Corp.	887,413	28,273
BOK Financial Corp.	305,903	28,241
* FCB Financial Holdings Inc. Class A	551,613	28,022
Santander Consumer USA Holdings Inc.	1,467,749	27,329
International Bancshares Corp.	673,967	26,756
Mercury General Corp.	487,399	26,047
United Community Banks Inc.	921,250	25,924
Invesco Mortgage Capital Inc.	1,446,537	25,792
Independent Bank Corp.	358,250	25,024
ServisFirst Bancshares Inc.	600,042	24,902
Financial Engines Inc.	820,725	24,868
Argo Group International Holdings Ltd.	395,813	24,402
* OneMain Holdings Inc.	920,490	23,924
Hilltop Holdings Inc.	941,904	23,858

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Morningstar Inc.	245,258	23,783
	Waddell & Reed Financial Inc. Class A	1,062,419	23,734
	Capitol Federal Financial Inc.	1,759,502	23,595
	Horace Mann Educators Corp.	533,250	23,516
	LegacyTexas Financial Group Inc.	554,131	23,390
	Ameris Bancorp	482,815	23,272
	WesBanco Inc.	571,001	23,211
*	Eagle Bancorp Inc.	399,806	23,149
	Renasant Corp.	563,235	23,031
	Towne Bank	736,817	22,657
	Apollo Commercial Real Estate Finance Inc.	1,203,913	22,212
	Artisan Partners Asset Management Inc. Class A	561,903	22,195
	First Merchants Corp.	526,991	22,165
	NBT Bancorp Inc.	588,714	21,665
	Banner Corp.	389,025	21,443
	Westamerica Bancorporation	356,106	21,206
	Northwest Bancshares Inc.	1,248,202	20,882
	Provident Financial Services Inc.	773,752	20,868
	Union Bankshares Corp.	571,356	20,666
	First Hawaiian Inc.	707,262	20,638
^,*	BofI Holding Inc.	682,039	20,393
	First Financial Bancorp	762,958	20,104
	CenterState Bank Corp.	779,870	20,066
*	LendingClub Corp.	4,847,262	20,019
	Moelis & Co. Class A	410,058	19,888
*	Pacific Premier Bancorp Inc.	497,026	19,881
*	Genworth Financial Inc. Class A	6,281,725	19,536
*	PRA Group Inc.	579,836	19,251
	Employers Holdings Inc.	429,292	19,061
	CNA Financial Corp.	353,735	18,766
	WSFS Financial Corp.	388,593	18,594
	S&T Bancorp Inc.	464,667	18,498
	Park National Corp.	174,101	18,107
	WisdomTree Investments Inc.	1,438,389	18,052
	Heartland Financial USA Inc.	334,663	17,955
	Berkshire Hills Bancorp Inc.	483,100	17,681
*	Walker & Dunlop Inc.	370,684	17,607
	Beneficial Bancorp Inc.	1,053,088	17,323
	Lakeland Financial Corp.	344,245	16,692
	Houlihan Lokey Inc. Class A	360,990	16,400
*	Third Point Reinsurance Ltd.	1,116,189	16,352
	Boston Private Financial Holdings Inc.	1,056,268	16,319
	CYS Investments Inc.	2,026,585	16,273
	National General Holdings Corp.	826,265	16,228
	Safety Insurance Group Inc.	201,157	16,173
	First Commonwealth Financial Corp.	1,103,352	15,800
	AMERISAFE Inc.	256,356	15,792
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	656,194	15,788
	Infinity Property & Casualty Corp.	148,830	15,776
	Brookline Bancorp Inc.	999,228	15,688
	First Busey Corp.	514,241	15,396
	Piper Jaffray Cos.	175,595	15,145
	Independent Bank Group Inc.	223,423	15,103
	Redwood Trust Inc.	1,013,314	15,017
	Navigators Group Inc.	304,774	14,843
	State Bank Financial Corp.	495,250	14,778
	Ladder Capital Corp. Class A	1,082,383	14,753
	Meridian Bancorp Inc.	705,733	14,538
	Kearny Financial Corp.	1,005,528	14,530
	City Holding Co.	211,094	14,243
	PennyMac Mortgage Investment Trust	885,223	14,226
	Enterprise Financial Services Corp.	305,013	13,771
	ARMOUR Residential REIT Inc.	531,147	13,661
	Cohen & Steers Inc.	288,482	13,642

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Seacoast Banking Corp. of Florida	537,397	13,548
*	Cannae Holdings Inc.	792,433	13,495
	First Bancorp	380,735	13,444
	Hanmi Financial Corp.	440,291	13,363
	Nelnet Inc. Class A	243,930	13,362
^,*	Encore Capital Group Inc.	316,405	13,321
	Stewart Information Services Corp.	314,164	13,289
	United Fire Group Inc.	289,364	13,189
	American National Insurance Co.	102,225	13,110
	Sandy Spring Bancorp Inc.	330,343	12,890
*	NMI Holdings Inc. Class A	740,806	12,594
	James River Group Holdings Ltd.	314,464	12,582
	MainSource Financial Group Inc.	337,186	12,243
	Community Trust Bancorp Inc.	259,041	12,201
	Tompkins Financial Corp.	149,151	12,133
	Central Pacific Financial Corp.	406,449	12,124
	United Financial Bancorp Inc.	674,881	11,905
	Capstead Mortgage Corp.	1,372,085	11,869
	TrustCo Bank Corp. NY	1,283,792	11,811
*	First BanCorp	2,299,226	11,726
	Universal Insurance Holdings Inc.	428,030	11,707
	AmTrust Financial Services Inc.	1,157,506	11,656
	Stock Yards Bancorp Inc.	305,683	11,524
	Meta Financial Group Inc.	124,114	11,499
	Lakeland Bancorp Inc.	596,333	11,479
	MTGE Investment Corp.	619,298	11,457
	Heritage Financial Corp.	370,681	11,417
	Southside Bancshares Inc.	333,646	11,237
	Banc of California Inc.	539,780	11,146
	TFS Financial Corp.	735,028	10,981
	BancFirst Corp.	214,284	10,961
	TriCo Bancshares	288,725	10,931
*	Flagstar Bancorp Inc.	289,413	10,830
	1st Source Corp.	216,778	10,720
	Flushing Financial Corp.	388,985	10,697
	German American Bancorp Inc.	302,531	10,688
	Kinsale Capital Group Inc.	237,327	10,680
*	HomeStreet Inc.	361,412	10,463
	Bryn Mawr Bank Corp.	236,223	10,441
	ConnectOne Bancorp Inc.	405,280	10,436
	National Western Life Group Inc. Class A	31,435	10,406
	CoBiz Financial Inc.	520,458	10,404
	Washington Trust Bancorp Inc.	193,929	10,327
	National Bank Holdings Corp. Class A	317,892	10,309
	OceanFirst Financial Corp.	390,388	10,248
	Virtus Investment Partners Inc.	88,634	10,197
	Northfield Bancorp Inc.	595,924	10,178
	Preferred Bank	170,163	10,002
*	Customers Bancorp Inc.	384,335	9,989
	Univest Corp. of Pennsylvania	355,725	9,978
	First of Long Island Corp.	349,905	9,972
	Federal Agricultural Mortgage Corp.	126,191	9,873
	First Interstate BancSystem Inc. Class A	245,407	9,829
	Horizon Bancorp	353,183	9,818
	PJT Partners Inc.	215,124	9,810
	Granite Point Mortgage Trust Inc.	550,154	9,760
	New York Mortgage Trust Inc.	1,553,473	9,585
	FBL Financial Group Inc. Class A	136,732	9,523
*	INTL. FCStone Inc.	219,231	9,324
	Diamond Hill Investment Group Inc.	44,224	9,139
	Virtu Financial Inc. Class A	497,227	9,099
*	Donnelley Financial Solutions Inc.	460,511	8,975
	Great Southern Bancorp Inc.	172,608	8,915
	Peoples Bancorp Inc.	266,511	8,694

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Dime Community Bancshares Inc.	413,149	8,655
^,*	MBIA Inc.	1,182,317	8,655
	Camden National Corp.	202,656	8,538
*	HarborOne Bancorp Inc.	441,299	8,455
	Bridge Bancorp Inc.	236,511	8,278
	Oritani Financial Corp.	502,527	8,241
	Investment Technology Group Inc.	427,293	8,225
*	Greenlight Capital Re Ltd. Class A	400,223	8,044
*	Bancorp Inc.	800,528	7,909
	Carolina Financial Corp.	212,764	7,904
	First Financial Corp.	171,811	7,792
	Guaranty Bancorp	277,749	7,680
*	EZCORP Inc. Class A	628,946	7,673
*	Triumph Bancorp Inc.	241,542	7,609
	AG Mortgage Investment Trust Inc.	400,088	7,606
	Peapack Gladstone Financial Corp.	215,607	7,551
	Anworth Mortgage Asset Corp.	1,382,502	7,521
	Blue Hills Bancorp Inc.	369,691	7,431
^,*	Trupanion Inc.	252,074	7,378
*	First Foundation Inc.	397,668	7,373
	First Defiance Financial Corp.	140,811	7,318
	Westwood Holdings Group Inc.	110,325	7,305
	Arrow Financial Corp.	215,154	7,304
*	TriState Capital Holdings Inc.	315,122	7,248
	QCR Holdings Inc.	167,986	7,198
	Heritage Commerce Corp.	468,581	7,179
	People's Utah Bancorp	231,864	7,025
	Live Oak Bancshares Inc.	292,758	6,982
	Bank Mutual Corp.	642,721	6,845
	Waterstone Financial Inc.	394,194	6,721
	State Auto Financial Corp.	229,849	6,693
	Financial Institutions Inc.	210,300	6,540
	United Community Financial Corp.	716,102	6,538
	Mercantile Bank Corp.	184,534	6,527
*	World Acceptance Corp.	80,654	6,510
*	Enova International Inc.	428,137	6,508
	Western Asset Mortgage Capital Corp.	648,781	6,455
	First Community Bancshares Inc.	223,227	6,413
*	HomeTrust Bancshares Inc.	248,597	6,401
	West Bancorporation Inc.	249,661	6,279
	Fidelity Southern Corp.	287,977	6,278
*	Green Bancorp Inc.	306,853	6,229
	Greenhill & Co. Inc.	316,234	6,167
	Arbor Realty Trust Inc.	705,737	6,098
*	Ambac Financial Group Inc.	381,361	6,094
	Independent Bank Corp.	271,962	6,078
*	Allegiance Bancshares Inc.	159,577	6,008
*	Nationstar Mortgage Holdings Inc.	324,580	6,005
	WashingtonFirst Bankshares Inc.	174,913	5,993
*	FB Financial Corp.	139,787	5,870
*	Veritex Holdings Inc.	211,800	5,844
^,*	Republic First Bancorp Inc.	689,803	5,829
	Hamilton Lane Inc. Class A	163,189	5,775
*	National Commerce Corp.	142,703	5,744
*	Cowen Inc. Class A	420,494	5,740
*	Equity Bancshares Inc. Class A	155,879	5,520
	Clifton Bancorp Inc.	321,019	5,489
*	Global Indemnity Ltd.	129,147	5,427
*	Cadence BanCorp Class A	198,820	5,392
*	Nicolet Bankshares Inc.	98,440	5,389
	Ares Commercial Real Estate Corp.	417,623	5,387
	Republic Bancorp Inc. Class A	139,109	5,289
	Access National Corp.	189,437	5,274
	American National Bankshares Inc.	136,928	5,244

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	PennyMac Financial Services Inc. Class A	234,188	5,234
	First Connecticut Bancorp Inc.	198,627	5,194
*	Opus Bank	190,160	5,191
	Maiden Holdings Ltd.	786,278	5,189
^	Orchid Island Capital Inc.	557,045	5,169
	Ladenburg Thalmann Financial Services Inc.	1,628,538	5,146
	Dynex Capital Inc.	713,372	5,001
	OFG Bancorp	530,603	4,988
^	Farmers & Merchants Bancorp Inc.	121,853	4,972
	Farmers National Banc Corp.	332,956	4,911
	Bar Harbor Bankshares	179,656	4,853
	Territorial Bancorp Inc.	156,729	4,838
	Bank of Marin Bancorp	70,948	4,824
^,*	Health Insurance Innovations Inc. Class A	193,163	4,819
	United Insurance Holdings Corp.	273,926	4,725
^	Heritage Insurance Holdings Inc.	255,716	4,608
	Citizens & Northern Corp.	189,412	4,546
	Old Second Bancorp Inc.	332,533	4,539
*	Atlantic Capital Bancshares Inc.	256,748	4,519
^,*	Citizens Inc. Class A	613,652	4,510
*	Southern First Bancshares Inc.	108,428	4,473
*	Franklin Financial Network Inc.	130,399	4,447
*	Ocwen Financial Corp.	1,408,906	4,410
*	PHH Corp.	424,343	4,371
*	PCSB Financial Corp.	229,018	4,363
	CNB Financial Corp.	165,316	4,338
	Sierra Bancorp	157,307	4,178
*	Regional Management Corp.	158,775	4,177
	First Bancshares Inc.	119,695	4,094
*	Xenith Bankshares Inc.	120,648	4,082
	First Internet Bancorp	104,282	3,978
	MidWestOne Financial Group Inc.	118,147	3,961
	Resource Capital Corp.	422,544	3,959
*	eHealth Inc.	227,689	3,955
*	BSB Bancorp Inc.	135,088	3,951
	First Mid-Illinois Bancshares Inc.	102,229	3,940
	Southern National Bancorp of Virginia Inc.	244,199	3,915
	Farmers Capital Bank Corp.	100,724	3,878
	Macatawa Bank Corp.	387,283	3,873
	BankFinancial Corp.	250,892	3,849
^	Arlington Asset Investment Corp. Class A	323,523	3,811
	B. Riley Financial Inc.	208,448	3,773
	Sutherland Asset Management Corp.	247,621	3,751
	Capital City Bank Group Inc.	162,661	3,731
	Baldwin & Lyons Inc.	155,047	3,713
	Western New England Bancorp Inc.	337,946	3,684
	Cambridge Bancorp	45,692	3,677
	First Bancorp Inc.	133,334	3,631
	GAIN Capital Holdings Inc.	362,930	3,629
	National Bankshares Inc.	78,802	3,582
	EMC Insurance Group Inc.	124,816	3,581
*	On Deck Capital Inc.	621,366	3,567
	Century Bancorp Inc. Class A	45,538	3,563
	Investar Holding Corp.	146,551	3,532
	Northrim BanCorp Inc.	104,162	3,526
	MutualFirst Financial Inc.	90,335	3,482
*	Safeguard Scientifics Inc.	310,482	3,477
	Hingham Institution for Savings	16,789	3,475
	FNB Bancorp	93,003	3,394
	Old Line Bancshares Inc.	115,033	3,387
	First Guaranty Bancshares Inc.	133,180	3,330
	Sun Bancorp Inc.	136,814	3,325
	Southern Missouri Bancorp Inc.	86,791	3,262
	HCI Group Inc.	108,309	3,238

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Entegra Financial Corp.	109,060	3,190
*	First Northwest Bancorp	186,909	3,047
	KKR Real Estate Finance Trust Inc.	151,054	3,023
	Charter Financial Corp.	172,156	3,020
*	Atlas Financial Holdings Inc.	146,139	3,003
	Great Ajax Corp.	216,035	2,986
	Orrstown Financial Services Inc.	118,086	2,982
	Oppenheimer Holdings Inc. Class A	107,803	2,889
	Cherry Hill Mortgage Investment Corp.	160,478	2,887
	Enterprise Bancorp Inc.	84,020	2,861
	Investors Title Co.	14,405	2,857
	FS Bancorp Inc.	52,243	2,851
	Peoples Financial Services Corp.	60,147	2,802
	ACNB Corp.	94,779	2,801
	Civista Bancshares Inc.	126,905	2,792
	Marlin Business Services Corp.	123,351	2,763
	SI Financial Group Inc.	185,153	2,722
	Federated National Holding Co.	164,217	2,721
	Midland States Bancorp Inc.	82,599	2,683
	Home Bancorp Inc.	62,050	2,682
	First Business Financial Services Inc.	118,933	2,631
	TPG RE Finance Trust Inc.	137,113	2,612
*	Capstar Financial Holdings Inc.	125,701	2,611
	Crawford & Co. Class B	270,414	2,601
	Bankwell Financial Group Inc.	72,989	2,506
	Ames National Corp.	89,929	2,505
	Pzena Investment Management Inc. Class A	223,147	2,381
	Bank of Commerce Holdings	206,014	2,369
	Codorus Valley Bancorp Inc.	85,244	2,347
*	First United Corp.	134,181	2,341
	Summit Financial Group Inc.	88,451	2,328
	Peoples Bancorp of North Carolina Inc.	75,169	2,307
	Penns Woods Bancorp Inc.	49,331	2,298
	Northeast Bancorp	98,226	2,274
*	Pacific Mercantile Bancorp	253,182	2,215
	Riverview Bancorp Inc.	254,832	2,209
	Donegal Group Inc. Class A	127,502	2,206
	LCNB Corp.	105,699	2,162
*	Community Bankers Trust Corp.	265,195	2,161
*	Metropolitan Bank Holding Corp.	51,219	2,156
	County Bancorp Inc.	71,701	2,134
^	Community Financial Corp.	55,553	2,128
	ESSA Bancorp Inc.	133,034	2,085
*	Meridian Bank	104,200	2,082
	Provident Financial Holdings Inc.	112,550	2,071
	Shore Bancshares Inc.	123,573	2,064
	MidSouth Bancorp Inc.	155,301	2,058
	Commerce Union Bancshares Inc.	79,863	2,048
	MBT Financial Corp.	191,008	2,025
	Owens Realty Mortgage Inc.	124,790	1,998
*	NI Holdings Inc.	117,411	1,994
	Central Valley Community Bancorp	97,809	1,974
	Independence Holding Co.	70,787	1,943
	Evans Bancorp Inc.	45,970	1,926
	Merchants Bancorp	95,500	1,879
^,*	Impac Mortgage Holdings Inc.	182,053	1,850
	First Community Corp.	81,398	1,840
	First Bank	132,747	1,839
*	Howard Bancorp Inc.	82,778	1,821
	GAMCO Investors Inc. Class A	58,818	1,744
	Timberland Bancorp Inc.	63,813	1,694
	United Security Bancshares	148,307	1,631
*	Provident Bancorp Inc.	61,217	1,619
	Tiptree Inc.	270,701	1,611

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	First Financial Northwest Inc.	103,776	1,610
	AmeriServ Financial Inc.	386,789	1,605
*	SmartFinancial Inc.	70,889	1,538
	Unity Bancorp Inc.	77,575	1,532
*	WMIH Corp.	1,796,113	1,525
^,*	Elevate Credit Inc.	199,880	1,505
	C&F Financial Corp.	25,412	1,474
	Kingstone Cos. Inc.	78,025	1,467
*	Sunshine Bancorp Inc.	63,727	1,462
*	Hallmark Financial Services Inc.	139,376	1,454
	Ohio Valley Banc Corp.	35,946	1,452
	Associated Capital Group Inc. Class A	41,735	1,423
	BCB Bancorp Inc.	96,105	1,394
	Ellington Residential Mortgage REIT	115,087	1,386
	Chemung Financial Corp.	28,778	1,384
	Guaranty Bancshares Inc.	44,970	1,378
	Union Bankshares Inc.	25,508	1,351
*	Atlantic Coast Financial Corp.	139,731	1,318
	Oak Valley Bancorp	66,803	1,304
	Hawthorn Bancshares Inc.	61,934	1,285
*	Security National Financial Corp. Class A	239,558	1,270
	Bear State Financial Inc.	118,572	1,213
	1st Constitution Bancorp	65,078	1,201
	American River Bankshares	77,554	1,183
	Norwood Financial Corp.	35,728	1,179
	Citizens Community Bancorp Inc.	87,180	1,176
	Parke Bancorp Inc.	56,664	1,164
*	Paragon Commercial Corp.	21,641	1,152
	Colony Bankcorp Inc.	79,031	1,150
*	Ashford Inc.	11,848	1,102
	Prudential Bancorp Inc.	62,229	1,095
*	Malvern Bancorp Inc.	39,928	1,046
	Hennessy Advisors Inc.	62,567	1,035
	Premier Financial Bancorp Inc.	47,085	945
*	Nicholas Financial Inc.	107,396	945
	Federal Agricultural Mortgage Corp. Class A	12,586	916
*	HMN Financial Inc.	47,639	912
	Donegal Group Inc. Class B	63,194	885
	Two River Bancorp	47,542	862
*	Great Elm Capital Group Inc.	211,152	855
*	Consumer Portfolio Services Inc.	196,371	815
	Guaranty Federal Bancshares Inc.	36,591	805
*	Byline Bancorp Inc.	34,927	802
	CB Financial Services Inc.	25,844	784
	Five Oaks Investment Corp.	191,870	767
	Sussex Bancorp	28,105	756
	DNB Financial Corp.	22,013	742
	Old Point Financial Corp.	24,862	740
	Plumas Bancorp	30,056	693
	Blue Capital Reinsurance Holdings Ltd.	54,146	652
	Middlefield Banc Corp.	13,372	645
	Crawford & Co. Class A	75,215	639
	SB Financial Group Inc.	33,086	612
	First Savings Financial Group Inc.	9,746	560
	A-Mark Precious Metals Inc.	37,495	552
	Silvercrest Asset Management Group Inc. Class A	34,347	551
	Citizens Holding Co.	23,534	545
	Salisbury Bancorp Inc.	10,277	461
^,*	Select Bancorp Inc.	36,233	458
	Manhattan Bridge Capital Inc.	74,147	439
*	Central Federal Corp.	155,702	428
*	Anchor Bancorp Inc.	16,381	406
*	Bay Bancorp Inc.	32,506	400
	Eagle Bancorp Montana Inc.	16,483	345

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^	Greene County Bancorp Inc.	10,578	345
	RBB Bancorp	11,786	323
*	Luther Burbank Corp.	25,768	310
	First Capital Inc.	8,111	298
*	PDL Community Bancorp	18,807	285
	United Bancshares Inc.	11,489	254
	Medley Management Inc. Class A	38,692	252
*	Atlanticus Holdings Corp.	87,402	210
	Sound Financial Bancorp Inc.	5,400	185
*	TheStreet Inc.	119,844	174
	United Community Bancorp	8,074	171
	Southwest Georgia Financial Corp.	6,935	166
	Bancorp of New Jersey Inc.	8,691	159
^,*	Siebert Financial Corp.	11,099	150
	IF Bancorp Inc.	7,557	149
	HopFed Bancorp Inc.	10,222	145
*	Severn Bancorp Inc.	19,055	139
	Manning & Napier Inc.	38,638	139
*	Coastway Bancorp Inc.	6,530	139
*	Asta Funding Inc.	18,342	136
^	US Global Investors Inc. Class A	34,604	135
*	Magyar Bancorp Inc.	10,365	134
	MSB Financial Corp.	7,376	132
*	Conifer Holdings Inc.	21,788	126
	United Bancorp Inc.	9,360	124
*	Hamilton Bancorp Inc.	7,058	110
	Bank of South Carolina Corp.	5,642	109
*	Porter Bancorp Inc.	7,411	107
	Glen Burnie Bancorp	9,147	102
*	First Acceptance Corp.	81,474	97
	Oconee Federal Financial Corp.	2,383	68
	Kentucky First Federal Bancorp	7,514	67
	PB Bancorp Inc.	6,001	65
*	Randolph Bancorp Inc.	4,012	62
*	ZAIS Group Holdings Inc.	15,088	59
	Mackinac Financial Corp.	3,236	52
	Mid Penn Bancorp Inc.	1,484	51
	Community West Bancshares	4,500	48
	Fauquier Bankshares Inc.	1,931	42
*	1347 Property Insurance Holdings Inc.	5,528	40
	Landmark Bancorp Inc.	1,221	35
	Auburn National Bancorporation Inc.	859	34
	First US Bancshares Inc.	2,192	28
	Patriot National Bancorp Inc.	1,479	27
	Stewardship Financial Corp.	2,551	26
*	National Holdings Corp.	7,908	26
*	Village Bank and Trust Financial Corp.	600	19
^,*	Global Brokerage Inc.	55,333	16
	CBTX Inc.	422	13
	Value Line Inc.	586	11
	Elmira Savings Bank	431	9
	Wellesley Bank	300	9
	Summit State Bank	500	6
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	6
	Sachem Capital Corp.	1,200	5
*	Broadway Financial Corp.	1,800	4
*	Bank of Princeton	110	4
	Atlantic American Corp.	1,084	4
	Lake Shore Bancorp Inc.	200	3
*	Carver Bancorp Inc.	445	1
	Cohen & Co. Inc.	64	1
			10,531,537
Health Care (10.9%)
*	BioMarin Pharmaceutical Inc.	2,267,343	202,179

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Teleflex Inc.	575,136	143,105
*	Alnylam Pharmaceuticals Inc.	1,049,683	133,362
*	Nektar Therapeutics Class A	2,022,579	120,788
*	WellCare Health Plans Inc.	572,740	115,184
*	Bluebird Bio Inc.	630,268	112,251
*	Exelixis Inc.	3,594,226	109,264
*	Alkermes plc	1,987,426	108,772
*	Jazz Pharmaceuticals plc	765,744	103,107
*	ABIOMED Inc.	540,683	101,329
	STERIS plc	1,088,377	95,200
	West Pharmaceutical Services Inc.	954,594	94,190
*	Neurocrine Biosciences Inc.	1,146,037	88,921
*	Sage Therapeutics Inc.	527,362	86,862
*	United Therapeutics Corp.	549,743	81,334
*	Exact Sciences Corp.	1,544,405	81,143
*	Veeva Systems Inc. Class A	1,461,456	80,789
*	Ionis Pharmaceuticals Inc.	1,594,441	80,200
*	Bioverativ Inc.	1,400,803	75,531
	Hill-Rom Holdings Inc.	846,723	71,370
*	Catalent Inc.	1,731,503	71,130
*	athenahealth Inc.	516,185	68,673
*	Charles River Laboratories International Inc.	607,862	66,530
*	Seattle Genetics Inc.	1,222,603	65,409
*	MEDNAX Inc.	1,203,427	64,311
*	DexCom Inc.	1,114,724	63,974
	HealthSouth Corp.	1,278,500	63,171
	Bio-Techne Corp.	483,522	62,640
*	Bio-Rad Laboratories Inc. Class A	257,738	61,514
*	PRA Health Sciences Inc.	639,689	58,256
*	Insulet Corp.	756,691	52,212
*	Juno Therapeutics Inc.	1,127,435	51,535
*	Masimo Corp.	601,620	51,017
	Chemed Corp.	202,824	49,290
*	Medidata Solutions Inc.	742,003	47,021
	Cantel Medical Corp.	453,142	46,615
*	FibroGen Inc.	970,122	45,984
*	LivaNova plc	562,448	44,951
	Bruker Corp.	1,296,720	44,503
*	Clovis Oncology Inc.	642,946	43,720
*	Sarepta Therapeutics Inc.	776,302	43,193
*	Molina Healthcare Inc.	555,408	42,589
*	ICU Medical Inc.	195,945	42,324
*	Portola Pharmaceuticals Inc.	857,650	41,750
*	Neogen Corp.	503,127	41,362
*	TESARO Inc.	496,944	41,182
*	Integra LifeSciences Holdings Corp.	826,634	39,563
*	Haemonetics Corp.	680,492	39,523
*	Globus Medical Inc.	951,767	39,118
*	Ligand Pharmaceuticals Inc.	282,899	38,737
*	Puma Biotechnology Inc.	391,083	38,659
*	Akorn Inc.	1,193,278	38,459
*	NuVasive Inc.	653,326	38,213
^,*	ACADIA Pharmaceuticals Inc.	1,241,899	37,394
*	Blueprint Medicines Corp.	490,291	36,973
*	Penumbra Inc.	379,284	35,691
*	Halozyme Therapeutics Inc.	1,708,637	34,617
*	Allscripts Healthcare Solutions Inc.	2,354,034	34,251
*	Acadia Healthcare Co. Inc.	1,027,237	33,519
*	Avexis Inc.	294,217	32,561
*	INC Research Holdings Inc. Class A	727,454	31,717
*	Insmed Inc.	1,015,348	31,659
*	Array BioPharma Inc.	2,452,305	31,390
*	Horizon Pharma plc	2,117,579	30,917
*	AMN Healthcare Services Inc.	622,484	30,657

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Prestige Brands Holdings Inc.	688,306	30,568
*	HealthEquity Inc.	654,177	30,524
*	Myriad Genetics Inc.	888,121	30,503
*	Amicus Therapeutics Inc.	2,111,822	30,389
*	Wright Medical Group NV	1,363,731	30,275
*	Agios Pharmaceuticals Inc.	522,137	29,851
*	Magellan Health Inc.	308,459	29,782
*	Halyard Health Inc.	613,287	28,322
*	Mallinckrodt plc	1,245,813	28,106
*	Merit Medical Systems Inc.	646,439	27,926
*	Aerie Pharmaceuticals Inc.	464,812	27,773
*	Supernus Pharmaceuticals Inc.	660,964	26,339
*	Ironwood Pharmaceuticals Inc. Class A	1,747,545	26,196
*	Inogen Inc.	217,120	25,855
*	Nevro Corp.	362,969	25,059
*	Select Medical Holdings Corp.	1,399,501	24,701
*	Pacira Pharmaceuticals Inc.	526,238	24,023
*	LifePoint Health Inc.	482,132	24,010
*	Ultragenyx Pharmaceutical Inc.	509,363	23,624
*	Medicines Co.	863,910	23,619
*	Brookdale Senior Living Inc.	2,433,909	23,609
*	Omnicell Inc.	484,036	23,476
*	Loxo Oncology Inc.	278,144	23,414
^,*	OPKO Health Inc.	4,768,893	23,368
^,*	Teladoc Inc.	657,359	22,909
^,*	Immunomedics Inc.	1,392,837	22,508
^,*	Corcept Therapeutics Inc.	1,228,352	22,184
*	Spectrum Pharmaceuticals Inc.	1,160,908	21,999
*	Premier Inc. Class A	734,858	21,451
*	Emergent BioSolutions Inc.	455,587	21,171
*	Acceleron Pharma Inc.	480,264	20,382
^,*	Spark Therapeutics Inc.	394,743	20,298
*	Cambrex Corp.	422,437	20,277
*	Global Blood Therapeutics Inc.	511,417	20,124
*	NxStage Medical Inc.	826,812	20,034
*	Varex Imaging Corp.	495,415	19,901
*	Endo International plc	2,538,591	19,674
*	Amedisys Inc.	366,856	19,337
*	AnaptysBio Inc.	188,270	18,963
*	HMS Holdings Corp.	1,109,212	18,801
*	Prothena Corp. plc	495,516	18,577
*	Zogenix Inc.	440,439	17,640
*	Sangamo Therapeutics Inc.	1,069,630	17,542
*	Repligen Corp.	483,441	17,539
	CONMED Corp.	333,445	16,996
*	Esperion Therapeutics Inc.	257,991	16,986
^,*	MiMedx Group Inc.	1,335,142	16,836
*	Arena Pharmaceuticals Inc.	493,303	16,758
*	Ignyta Inc.	626,317	16,723
*	Quidel Corp.	385,593	16,715
*	Integer Holdings Corp.	366,405	16,598
*	Impax Laboratories Inc.	961,378	16,007
^,*	Tenet Healthcare Corp.	1,054,664	15,989
*	Tivity Health Inc.	437,382	15,986
*	Radius Health Inc.	500,891	15,913
*	Cotiviti Holdings Inc.	488,055	15,720
*	Natus Medical Inc.	399,233	15,251
	Owens & Minor Inc.	801,897	15,140
	Abaxis Inc.	301,976	14,954
^,*	Theravance Biopharma Inc.	521,201	14,536
*	OraSure Technologies Inc.	760,697	14,347
^,*	TherapeuticsMD Inc.	2,373,947	14,339
	Ensign Group Inc.	643,899	14,295
	Analogic Corp.	166,457	13,941

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	iRhythm Technologies Inc.	248,666	13,938
*	Dynavax Technologies Corp.	733,262	13,712
*	Momenta Pharmaceuticals Inc.	962,772	13,431
^,*	Intercept Pharmaceuticals Inc.	228,956	13,376
*	Orthofix International NV	240,625	13,162
*	Acorda Therapeutics Inc.	611,096	13,108
*	Innoviva Inc.	907,705	12,880
*	Inovalon Holdings Inc. Class A	851,470	12,772
*	Foundation Medicine Inc.	184,284	12,568
*	LHC Group Inc.	203,415	12,459
	Atrion Corp.	19,568	12,340
	US Physical Therapy Inc.	170,802	12,332
*	Diplomat Pharmacy Inc.	608,410	12,211
*	Heron Therapeutics Inc.	666,049	12,055
*	Aimmune Therapeutics Inc.	317,623	12,012
*	Dermira Inc.	430,135	11,962
*	Revance Therapeutics Inc.	324,311	11,594
*	MyoKardia Inc.	273,709	11,523
*	BioTelemetry Inc.	384,145	11,486
	Kindred Healthcare Inc.	1,180,914	11,455
*	Intersect ENT Inc.	350,904	11,369
*	Enanta Pharmaceuticals Inc.	192,619	11,303
*	REGENXBIO Inc.	339,504	11,289
*	Vocera Communications Inc.	371,353	11,222
^,*	Omeros Corp.	571,512	11,104
^,*	Intrexon Corp.	952,557	10,973
*	Xencor Inc.	496,593	10,885
*	Anika Therapeutics Inc.	198,024	10,675
^,*	Flexion Therapeutics Inc.	421,473	10,554
*	Glaukos Corp.	409,013	10,491
*	AxoGen Inc.	370,532	10,486
	Luminex Corp.	527,774	10,397
*	Cardiovascular Systems Inc.	438,274	10,383
*	Retrophin Inc.	480,628	10,127
	National HealthCare Corp.	165,078	10,060
*	Editas Medicine Inc.	320,381	9,845
^,*	Evolent Health Inc. Class A	800,277	9,843
*	Alder Biopharmaceuticals Inc.	843,903	9,663
*	Vanda Pharmaceuticals Inc.	617,680	9,389
*	Assembly Biosciences Inc.	207,170	9,374
^,*	Lannett Co. Inc.	392,612	9,109
*	Genomic Health Inc.	265,066	9,065
*	Amphastar Pharmaceuticals Inc.	470,125	9,045
*	Almost Family Inc.	161,022	8,913
^,*	Accelerate Diagnostics Inc.	339,324	8,890
*	K2M Group Holdings Inc.	493,330	8,880
*	Intra-Cellular Therapies Inc.	603,033	8,732
*	MacroGenics Inc.	456,443	8,672
*	Audentes Therapeutics Inc.	276,345	8,636
*	Akebia Therapeutics Inc.	580,286	8,629
	Phibro Animal Health Corp. Class A	255,450	8,558
*	Cutera Inc.	187,206	8,490
*	Quality Systems Inc.	623,771	8,471
*	Five Prime Therapeutics Inc.	383,334	8,403
*	ImmunoGen Inc.	1,285,526	8,240
	Meridian Bioscience Inc.	580,781	8,131
*	Providence Service Corp.	136,829	8,119
^,*	Epizyme Inc.	636,879	7,993
^,*	Lexicon Pharmaceuticals Inc.	808,096	7,984
*	Triple-S Management Corp. Class B	318,991	7,927
*	HealthStream Inc.	339,746	7,869
*	CryoLife Inc.	410,337	7,858
*	AngioDynamics Inc.	470,567	7,826
*	PTC Therapeutics Inc.	460,365	7,679

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Lantheus Holdings Inc.	370,112	7,569
*	AtriCure Inc.	414,199	7,555
*	Depomed Inc.	920,270	7,408
^,*	Adamas Pharmaceuticals Inc.	216,739	7,345
*	CytomX Therapeutics Inc.	344,580	7,274
*	Exactech Inc.	146,655	7,252
*	Aclaris Therapeutics Inc.	293,731	7,243
^,*	La Jolla Pharmaceutical Co.	224,625	7,228
	Invacare Corp.	424,778	7,158
*	ANI Pharmaceuticals Inc.	110,092	7,095
*	Rigel Pharmaceuticals Inc.	1,820,492	7,064
^,*	ZIOPHARM Oncology Inc.	1,696,358	7,023
^,*	Synergy Pharmaceuticals Inc.	3,064,471	6,834
*	Iovance Biotherapeutics Inc.	838,675	6,709
*	Heska Corp.	83,557	6,702
*	WaVe Life Sciences Ltd.	189,407	6,648
*	AMAG Pharmaceuticals Inc.	499,147	6,614
^,*	Keryx Biopharmaceuticals Inc.	1,421,864	6,612
*	Madrigal Pharmaceuticals Inc.	71,863	6,596
*	BioCryst Pharmaceuticals Inc.	1,339,345	6,576
^,*	Community Health Systems Inc.	1,536,023	6,543
*	Mirati Therapeutics Inc.	347,873	6,349
^,*	Endologix Inc.	1,175,226	6,287
*	CorVel Corp.	117,660	6,224
^,*	NeoGenomics Inc.	701,819	6,218
^,*	Sucampo Pharmaceuticals Inc. Class A	345,816	6,207
*	PDL BioPharma Inc.	2,211,245	6,059
^,*	Collegium Pharmaceutical Inc.	325,159	6,002
	LeMaitre Vascular Inc.	187,586	5,973
^,*	Abeona Therapeutics Inc.	368,163	5,835
*	Progenics Pharmaceuticals Inc.	974,897	5,801
*	STAAR Surgical Co.	370,678	5,746
*	Cross Country Healthcare Inc.	446,951	5,703
*	Medpace Holdings Inc.	156,842	5,687
^,*	Eagle Pharmaceuticals Inc.	106,426	5,685
^,*	TG Therapeutics Inc.	672,179	5,512
*	Cerus Corp.	1,615,036	5,459
*	Surmodics Inc.	194,838	5,455
^,*	Novavax Inc.	4,367,559	5,416
^,*	Tactile Systems Technology Inc.	180,222	5,223
*	Atara Biotherapeutics Inc.	288,279	5,218
*	GlycoMimetics Inc.	310,125	5,207
*	Intellia Therapeutics Inc.	269,655	5,183
*	Accuray Inc.	1,203,932	5,177
*	Cymabay Therapeutics Inc.	559,877	5,151
*	Capital Senior Living Corp.	373,503	5,039
^,*	Coherus Biosciences Inc.	572,418	5,037
*	Concert Pharmaceuticals Inc.	194,300	5,027
*	Cytokinetics Inc.	615,883	5,019
^,*	BioScrip Inc.	1,673,876	4,871
*	Celldex Therapeutics Inc.	1,692,495	4,807
*	Achillion Pharmaceuticals Inc.	1,661,155	4,784
*	Tabula Rasa HealthCare Inc.	168,597	4,729
*	Paratek Pharmaceuticals Inc.	262,710	4,703
*	RadNet Inc.	465,189	4,698
*	Catalyst Pharmaceuticals Inc.	1,193,890	4,668
^,*	Corbus Pharmaceuticals Holdings Inc.	653,199	4,638
*	Voyager Therapeutics Inc.	278,107	4,617
*	Enzo Biochem Inc.	566,053	4,613
^,*	Kura Oncology Inc.	298,737	4,571
*	Karyopharm Therapeutics Inc.	475,833	4,568
*	R1 RCM Inc.	1,008,274	4,446
^,*	Cara Therapeutics Inc.	360,034	4,407
*	Stemline Therapeutics Inc.	281,999	4,399

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Achaogen Inc.	409,176	4,395
	Computer Programs & Systems Inc.	145,743	4,380
	National Research Corp. Class A	116,323	4,339
^,*	Inovio Pharmaceuticals Inc.	1,048,395	4,330
^,*	ViewRay Inc.	459,690	4,257
*	Arrowhead Pharmaceuticals Inc.	1,150,449	4,234
^,*	Invitae Corp.	450,478	4,090
*	Idera Pharmaceuticals Inc.	1,938,126	4,089
	Aceto Corp.	393,743	4,067
^,*	Geron Corp.	2,248,638	4,048
*	Reata Pharmaceuticals Inc. Class A	142,057	4,023
^,*	Akcea Therapeutics Inc.	227,348	3,947
*	Tetraphase Pharmaceuticals Inc.	613,675	3,866
^,*	Antares Pharma Inc.	1,925,109	3,831
*	Kadmon Holdings Inc.	1,054,103	3,816
^,*	Rockwell Medical Inc.	654,868	3,811
^,*	Apellis Pharmaceuticals Inc.	174,511	3,787
^,*	Sorrento Therapeutics Inc.	985,422	3,745
*	Entellus Medical Inc.	151,924	3,705
*	Civitas Solutions Inc.	211,480	3,616
*	Savara Inc.	242,588	3,600
^,*	Agenus Inc.	1,101,877	3,592
*	Pacific Biosciences of California Inc.	1,357,484	3,584
^,*	CryoPort Inc.	415,566	3,570
*	AVEO Pharmaceuticals Inc.	1,268,216	3,538
^	Riot Blockchain Inc.	124,049	3,523
*	Natera Inc.	391,304	3,518
*	Rhythm Pharmaceuticals Inc.	119,352	3,468
^,*	Bellicum Pharmaceuticals Inc.	410,846	3,455
*	Biohaven Pharmaceutical Holding Co. Ltd.	127,717	3,446
*	Addus HomeCare Corp.	98,864	3,440
*	Aquinox Pharmaceuticals Inc.	286,329	3,367
*	RTI Surgical Inc.	778,129	3,190
*	Corium International Inc.	330,294	3,174
^,*	Insys Therapeutics Inc.	328,133	3,157
*	BioTime Inc.	1,454,590	3,127
*	Aduro Biotech Inc.	413,858	3,104
*	GenMark Diagnostics Inc.	733,669	3,059
^,*	Surgery Partners Inc.	251,462	3,043
*	Neos Therapeutics Inc.	289,659	2,955
*	American Renal Associates Holdings Inc.	168,377	2,930
*	G1 Therapeutics Inc.	145,400	2,885
^,*	Calyxt Inc.	130,300	2,871
*	Aratana Therapeutics Inc.	542,359	2,853
^,*	Seres Therapeutics Inc.	280,100	2,840
^,*	NewLink Genetics Corp.	347,438	2,818
^,*	Zynerba Pharmaceuticals Inc.	224,803	2,815
*	Calithera Biosciences Inc.	336,258	2,808
*	Fluidigm Corp.	471,228	2,776
	Utah Medical Products Inc.	33,586	2,734
*	Sientra Inc.	193,851	2,726
*	MediciNova Inc.	414,545	2,682
^,*	Athersys Inc.	1,469,852	2,660
*	Kindred Biosciences Inc.	281,295	2,658
*	Edge Therapeutics Inc.	282,108	2,643
*	Cascadian Therapeutics Inc.	704,405	2,606
^,*	MannKind Corp.	1,110,407	2,576
^,*	TransEnterix Inc.	1,319,155	2,546
*	Marinus Pharmaceuticals Inc.	311,053	2,538
*	Fate Therapeutics Inc.	409,352	2,501
*	Castlight Health Inc. Class B	666,288	2,499
*	Protagonist Therapeutics Inc.	119,519	2,486
*	BioSpecifics Technologies Corp.	57,123	2,475
^,*	BioDelivery Sciences International Inc.	793,002	2,339

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Teligent Inc.	618,675	2,246
*	FONAR Corp.	91,654	2,232
^,*	Vital Therapies Inc.	372,008	2,213
^,*	Endocyte Inc.	497,080	2,127
*	Mustang Bio Inc.	174,657	2,094
*	Syndax Pharmaceuticals Inc.	236,431	2,071
*	Recro Pharma Inc.	220,869	2,043
*	Harvard Bioscience Inc.	615,196	2,030
^,*	NantHealth Inc.	648,199	1,977
*	Palatin Technologies Inc.	2,264,264	1,945
*	Kala Pharmaceuticals Inc.	104,122	1,925
^,*	Advaxis Inc.	666,129	1,892
^,*	XOMA Corp.	52,655	1,875
^,*	ChromaDex Corp.	318,325	1,872
^,*	NantKwest Inc.	412,508	1,852
*	Ardelyx Inc.	276,164	1,823
^,*	Organovo Holdings Inc.	1,354,854	1,816
^,*	CytoSorbents Corp.	274,696	1,786
^,*	Ampio Pharmaceuticals Inc.	435,720	1,773
*	Merrimack Pharmaceuticals Inc.	171,789	1,761
^,*	Vericel Corp.	319,467	1,741
*	ChemoCentryx Inc.	291,070	1,732
*	Melinta Therapeutics Inc.	109,470	1,730
^,*	Dicerna Pharmaceuticals Inc.	190,611	1,721
*	NanoString Technologies Inc.	230,228	1,720
*	Conatus Pharmaceuticals Inc.	370,187	1,710
*	Chimerix Inc.	368,190	1,705
	Simulations Plus Inc.	105,721	1,702
*	Minerva Neurosciences Inc.	281,066	1,700
*	Veracyte Inc.	259,883	1,697
^,*	Pulse Biosciences Inc.	71,241	1,681
*	Otonomy Inc.	302,380	1,678
^,*	Anavex Life Sciences Corp.	516,906	1,664
*	Durect Corp.	1,803,025	1,662
*	SeaSpine Holdings Corp.	160,243	1,622
	Psychemedics Corp.	78,603	1,616
^,*	Adamis Pharmaceuticals Corp.	359,523	1,582
*	Aldeyra Therapeutics Inc.	225,423	1,533
^,*	Fortress Biotech Inc.	373,802	1,491
*	Deciphera Pharmaceuticals Inc.	62,670	1,421
^,*	Senseonics Holdings Inc.	529,381	1,408
*	Ocular Therapeutix Inc.	314,655	1,400
*	Curis Inc.	1,981,830	1,387
*	Peregrine Pharmaceuticals Inc.	350,610	1,360
^,*	CareDx Inc.	183,215	1,345
*	Clearside Biomedical Inc.	189,336	1,325
^,*	Syros Pharmaceuticals Inc.	133,009	1,294
*	Verastem Inc.	418,601	1,285
*	Trevena Inc.	789,673	1,263
^,*	Optinose Inc.	66,849	1,263
^	Catalyst Biosciences Inc.	92,444	1,261
*	Quorum Health Corp.	195,529	1,220
*	PetIQ Inc.	55,839	1,220
*	Spring Bank Pharmaceuticals Inc.	88,210	1,186
*	OncoMed Pharmaceuticals Inc.	288,965	1,185
*	Tocagen Inc.	115,171	1,181
*	Corvus Pharmaceuticals Inc.	113,808	1,179
*	Zafgen Inc.	252,448	1,166
^,*	iRadimed Corp.	76,545	1,160
*	Selecta Biosciences Inc.	117,981	1,157
*	MEI Pharma Inc.	546,094	1,147
*	Jounce Therapeutics Inc.	89,657	1,143
^,*	Dova Pharmaceuticals Inc.	39,675	1,143
*	Infinity Pharmaceuticals Inc.	556,400	1,129

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Athenex Inc.	70,389	1,119
*	Invuity Inc.	175,228	1,086
^,*	XBiotech Inc.	275,390	1,085
*	Ra Pharmaceuticals Inc.	121,859	1,036
^,*	Matinas BioPharma Holdings Inc.	870,345	1,010
*	IRIDEX Corp.	132,194	1,007
^,*	AcelRx Pharmaceuticals Inc.	494,043	1,000
*	Aptevo Therapeutics Inc.	232,383	985
^,*	Ekso Bionics Holdings Inc.	456,827	973
*	Inotek Pharmaceuticals Corp.	371,437	969
*	Immune Design Corp.	243,739	951
*	Nuvectra Corp.	120,962	939
	Digirad Corp.	363,958	937
^,*	BrainStorm Cell Therapeutics Inc.	238,370	934
^,*	Corindus Vascular Robotics Inc.	922,610	932
*	Sunesis Pharmaceuticals Inc.	249,895	922
*	T2 Biosystems Inc.	223,518	921
*	Cidara Therapeutics Inc.	133,145	905
^,*	Galectin Therapeutics Inc.	268,972	898
*	Cellular Biomedicine Group Inc.	78,971	896
*	AAC Holdings Inc.	92,388	831
*	Viking Therapeutics Inc.	203,104	825
*	Aradigm Corp.	120,486	807
*	Axsome Therapeutics Inc.	139,582	782
*	Applied Genetic Technologies Corp.	211,101	760
*	Albireo Pharma Inc.	29,439	754
^,*	Viveve Medical Inc.	149,868	745
^,*	Proteostasis Therapeutics Inc.	125,924	734
*	Bovie Medical Corp.	272,257	708
^,*	CASI Pharmaceuticals Inc.	217,222	706
*	OvaScience Inc.	479,371	671
*	scPharmaceuticals Inc.	54,667	661
^,*	Synthetic Biologics Inc.	1,290,528	656
*	Pfenex Inc.	243,591	648
^,*	Alimera Sciences Inc.	487,165	648
*	Juniper Pharmaceuticals Inc.	132,984	645
^,*	Mersana Therapeutics Inc.	38,632	635
*	ConforMIS Inc.	262,430	625
*	aTyr Pharma Inc.	178,360	624
^,*	Asterias Biotherapeutics Inc. Class A	275,870	621
*	GTx Inc.	48,808	620
*	Cumberland Pharmaceuticals Inc.	83,070	616
^,*	Navidea Biopharmaceuticals Inc.	1,702,637	610
*	Ohr Pharmaceutical Inc.	323,769	602
^,*	Second Sight Medical Products Inc.	309,854	592
^,*	Sienna Biopharmaceuticals Inc.	32,086	582
*	ArQule Inc.	349,469	577
^,*	VolitionRX Ltd.	195,994	576
^,*	Lipocine Inc.	167,231	575
*	Molecular Templates Inc.	56,927	570
*	Adverum Biotechnologies Inc.	162,350	568
^,*	Rexahn Pharmaceuticals Inc.	279,860	565
^,*	SCYNEXIS Inc.	242,929	564
*	Icad Inc.	154,617	532
*	Agile Therapeutics Inc.	188,500	507
*	Sharps Compliance Corp.	123,176	504
^,*	Capricor Therapeutics Inc.	297,797	471
*	Chembio Diagnostics Inc.	55,638	456
*	Obalon Therapeutics Inc.	69,002	456
*	Odonate Therapeutics Inc.	18,192	455
^,*	Actinium Pharmaceuticals Inc.	681,433	452
*	Cogentix Medical Inc.	142,067	448
*	Electromed Inc.	71,985	437
*	vTv Therapeutics Inc. Class A	71,057	427

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Evoke Pharma Inc.	182,231	412
*	ContraFect Corp.	407,500	412
^,*	OncoSec Medical Inc.	240,590	391
*	VIVUS Inc.	775,886	390
*	Allena Pharmaceuticals Inc.	37,789	380
*	pSivida Corp.	303,068	327
*	NanoViricides Inc.	366,419	322
*	Ovid therapeutics Inc.	32,672	322
^,*	BioLife Solutions Inc.	53,012	318
*	Bellerophon Therapeutics Inc.	123,111	318
^,*	Flex Pharma Inc.	90,755	317
*	Misonix Inc.	32,465	312
*	Eiger BioPharmaceuticals Inc.	21,206	296
*	Ophthotech Corp.	92,666	289
*	Five Star Senior Living Inc.	185,963	279
^,*	ContraVir Pharmaceuticals Inc.	772,282	278
^,*	Bioanalytical Systems Inc.	111,396	275
^,*	Zosano Pharma Corp.	528,812	275
^,*	Imprimis Pharmaceuticals Inc.	159,405	271
*	Quanterix Corp.	12,414	267
*	KalVista Pharmaceuticals Inc.	26,941	263
^,*	Tracon Pharmaceuticals Inc.	74,744	250
^,*	HTG Molecular Diagnostics Inc.	122,913	250
^,*	IsoRay Inc.	609,012	243
*	Champions Oncology Inc.	60,632	235
^,*	Medical Transcription Billing Corp.	89,380	233
*	Sonoma Pharmaceuticals Inc.	40,326	221
*	OrthoPediatrics Corp.	11,403	219
^,*	Moleculin Biotech Inc.	117,339	218
*	Aevi Genomic Medicine Inc.	181,551	218
*	Miragen Therapeutics Inc.	20,846	217
^,*	Neuralstem Inc.	125,766	216
*	Catabasis Pharmaceuticals Inc.	143,914	214
^	Pain Therapeutics Inc.	52,465	210
^,*	CytRx Corp.	124,036	210
^,*	ReShape Lifesciences Inc.	138,851	205
^,*	Cellectar Biosciences Inc.	147,078	201
*	Vical Inc.	104,486	191
^,*	Interpace Diagnostics Group Inc.	186,949	191
^,*	Celsion Corp.	68,723	184
^,*	Cancer Genetics Inc.	98,769	183
^,*	Cesca Therapeutics Inc.	60,837	183
^,*	Altimmune Inc.	90,953	181
*	KemPharm Inc.	44,031	178
^,*	Cyclacel Pharmaceuticals Inc.	101,583	177
*	Aeglea BioTherapeutics Inc.	31,691	171
^,*	Cerecor Inc.	53,561	171
^,*	Pulmatrix Inc.	121,157	171
^,*	Biocept Inc.	239,275	166
*	Alpine Immune Sciences Inc.	14,715	165
*	Denali Therapeutics Inc.	10,260	160
*	Histogenics Corp.	78,141	160
^,*	Egalet Corp.	157,184	157
^,*	Novan Inc.	37,091	157
*	Proteon Therapeutics Inc.	81,784	155
*	Gemphire Therapeutics Inc.	18,811	150
*	Oncocyte Corp.	30,109	140
^,*	CEL-SCI Corp.	73,845	140
*	CorMedix Inc.	277,105	139
*	Biolase Inc.	325,868	139
^,*	Tonix Pharmaceuticals Holding Corp.	38,937	134
^,*	Aethlon Medical Inc.	117,550	134
*	Vermillion Inc.	66,693	129
^,*	iBio Inc.	691,531	122

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Acer Therapeutics Inc.	8,701	121
^,*	Heat Biologics Inc.	310,269	119
*	Opiant Pharmaceuticals Inc.	4,990	115
*	Myomo Inc.	29,400	110
^,*	Pernix Therapeutics Holdings Inc.	45,837	110
^,*	Apricus Biosciences Inc.	59,686	110
^,*	Skyline Medical Inc.	99,825	102
^,*	AmpliPhi Biosciences Corp.	98,353	99
^,*	Chiasma Inc.	56,903	97
*	SunLink Health Systems Inc.	57,952	92
^,*	Onconova Therapeutics Inc.	61,298	92
^,*	Spero Therapeutics Inc.	7,652	90
^,*	Amedica Corp.	26,279	86
^,*	Synlogic Inc.	8,564	83
*	InfuSystem Holdings Inc.	35,033	81
^,*	Wright Medical Group Inc. CVR	52,493	79
^,*	EyeGate Pharmaceuticals Inc.	73,949	79
^,*	Atossa Genetics Inc.	296,854	78
*	ADMA Biologics Inc.	24,289	78
^,*	Immune Pharmaceuticals Inc.	136,241	78
*	Versartis Inc.	35,111	77
	Kewaunee Scientific Corp.	2,595	75
^,*	InVivo Therapeutics Holdings Corp.	97,370	75
^,*	BioPharmX Corp.	670,954	74
^,*	Soligenix Inc.	33,016	74
^,*	Eleven Biotherapeutics Inc.	85,853	70
	National Research Corp. Class B	1,200	68
^,*	CAS Medical Systems Inc.	86,382	67
*	Retractable Technologies Inc.	90,837	62
^,*	Regulus Therapeutics Inc.	58,607	61
*	Presbia plc	15,595	59
^,*	Galena Biopharma Inc.	220,058	58
^,*	Alphatec Holdings Inc.	21,657	58
^,*	Titan Pharmaceuticals Inc.	39,313	52
*	Fibrocell Science Inc.	77,867	51
^,*	Fulgent Genetics Inc.	10,935	48
^,*	AquaBounty Technologies Inc.	13,363	47
*	Daxor Corp.	8,705	40
^,*	Tandem Diabetes Care Inc.	16,600	39
*	Novus Therapeutics Inc.	9,927	38
^,*	OpGen Inc.	199,918	37
*	Apollo Endosurgery Inc.	6,541	37
*	Aileron Therapeutics Inc.	3,224	34
^,*	NovaBay Pharmaceuticals Inc.	8,739	34
^,*	Xtant Medical Holdings Inc.	58,150	33
*	Pro-Dex Inc.	4,785	33
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	32
^,*	Oragenics Inc.	94,204	22
^,*	Diffusion Pharmaceuticals Inc.	18,252	22
^,*	Dare Bioscience Inc.	9,985	22
^,*	Regional Health Properties Inc.	126,822	22
^,*	Soleno Therapeutics Inc.	11,602	21
^,*	Strata Skin Sciences Inc.	16,012	20
^,*	Hemispherx Biopharma Inc.	53,179	18
*	Achieve Life Sciences Inc.	13,293	18
^,*	DarioHealth Corp.	10,999	18
*	American Shared Hospital Services	5,676	15
	MGC Diagnostics Corp.	1,200	13
^,*	Genesis Healthcare Inc.	17,136	13
*	Bio-Path Holdings Inc.	63,929	13
^,*	Orexigen Therapeutics Inc.	9,351	12
*	TapImmune Inc.	3,006	12
*	Caladrius Biosciences Inc.	3,321	12
*	Citius Pharmaceuticals Inc.	2,700	11

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	RXi Pharmaceuticals Corp.	17,974	10
	Diversicare Healthcare Services Inc.	953	10
*	Aviragen Therapeutics Inc.	16,604	9
^,*	Akers Biosciences Inc.	68,425	9
*	Allied Healthcare Products Inc.	3,960	8
*	VistaGen Therapeutics Inc.	6,935	8
*	Oncobiologics Inc.	3,992	5
*	Ligand Pharmaceuticals Inc. Beta CVR	395,811	5
*	Joint Corp.	990	5
*	Ligand Pharmaceuticals Inc. General CVR	395,811	5
*	Micron Solutions Inc.	1,175	4
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*	ProPhase Labs Inc.	1,166	3
*	Celcuity Inc.	100	2
*	Alliqua BioMedical Inc.	1	—
			6,903,877
Industrials (13.9%)
	Huntington Ingalls Industries Inc.	579,096	136,493
	Owens Corning	1,412,653	129,879
	Spirit AeroSystems Holdings Inc. Class A	1,482,246	129,326
	IDEX Corp.	966,252	127,516
*	XPO Logistics Inc.	1,271,876	116,491
	Old Dominion Freight Line Inc.	871,538	114,651
*	Sensata Technologies Holding NV	2,203,333	112,612
*	Copart Inc.	2,568,797	110,946
	ManpowerGroup Inc.	838,835	105,785
*	TransUnion	1,917,033	105,360
	Lennox International Inc.	477,945	99,537
	Graco Inc.	2,163,846	97,849
	Orbital ATK Inc.	737,524	96,984
*	Middleby Corp.	711,106	95,964
*	HD Supply Holdings Inc.	2,376,960	95,150
	Nordson Corp.	647,654	94,817
	Hubbell Inc. Class B	697,008	94,333
*	JetBlue Airways Corp.	4,124,505	92,141
*	WABCO Holdings Inc.	639,605	91,783
	Carlisle Cos. Inc.	794,842	90,334
	Toro Co.	1,371,613	89,470
^	Wabtec Corp.	1,088,484	88,635
	KAR Auction Services Inc.	1,733,382	87,553
	Oshkosh Corp.	961,197	87,363
*	Teledyne Technologies Inc.	454,022	82,246
	Donaldson Co. Inc.	1,652,221	80,876
	BWX Technologies Inc.	1,272,395	76,967
*	AECOM	1,998,808	74,256
	Allison Transmission Holdings Inc.	1,710,287	73,662
	Trinity Industries Inc.	1,946,191	72,904
	Hexcel Corp.	1,155,499	71,468
	Knight-Swift Transportation Holdings Inc.	1,634,196	71,447
	Lincoln Electric Holdings Inc.	772,607	70,755
	Curtiss-Wright Corp.	559,947	68,230
	Watsco Inc.	384,611	65,399
	Macquarie Infrastructure Corp.	1,010,884	64,899
*	Genesee & Wyoming Inc. Class A	794,930	62,585
	EMCOR Group Inc.	739,082	60,420
	AGCO Corp.	835,035	59,647
	Air Lease Corp. Class A	1,238,819	59,575
	ITT Inc.	1,105,814	59,017
	Rollins Inc.	1,233,929	57,415
	Ryder System Inc.	678,791	57,134
	Landstar System Inc.	544,257	56,657
	Crane Co.	633,910	56,557
	Dun & Bradstreet Corp.	473,156	56,026
*	Beacon Roofing Supply Inc.	865,199	55,165

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
MSC Industrial Direct Co. Inc. Class A	562,069	54,330
Woodward Inc.	692,369	52,994
Brink's Co.	644,578	50,728
* Colfax Corp.	1,270,300	50,329
Kennametal Inc.	1,030,204	49,872
Healthcare Services Group Inc.	938,237	49,464
Terex Corp.	1,022,747	49,317
Valmont Industries Inc.	289,351	47,989
Deluxe Corp.	600,820	46,167
* Kirby Corp.	687,120	45,900
John Bean Technologies Corp.	412,919	45,751
* KLX Inc.	669,137	45,669
* Univar Inc.	1,464,694	45,347
* USG Corp.	1,163,326	44,858
* Dycom Industries Inc.	402,498	44,850
HEICO Corp. Class A	548,153	43,331
* Welbilt Inc.	1,811,909	42,598
Regal Beloit Corp.	553,153	42,372
Timken Co.	853,439	41,947
* MasTec Inc.	856,197	41,911
* Trex Co. Inc.	383,800	41,600
* Spirit Airlines Inc.	903,933	40,541
* On Assignment Inc.	629,270	40,443
* WESCO International Inc.	591,355	40,301
* Armstrong World Industries Inc.	665,497	40,296
* Avis Budget Group Inc.	914,774	40,140
* RBC Bearings Inc.	315,003	39,816
* SiteOne Landscape Supply Inc.	514,635	39,472
Barnes Group Inc.	619,604	39,202
* Generac Holdings Inc.	786,063	38,926
EnerSys	533,556	37,151
* Moog Inc. Class A	424,265	36,847
* Clean Harbors Inc.	676,341	36,658
* Navistar International Corp.	844,504	36,212
Hillenbrand Inc.	805,533	36,007
SkyWest Inc.	676,076	35,900
Applied Industrial Technologies Inc.	511,800	34,854
KBR Inc.	1,751,531	34,733
* Rexnord Corp.	1,329,934	34,605
* JELD-WEN Holding Inc.	874,476	34,428
Tetra Tech Inc.	709,891	34,181
HEICO Corp.	361,522	34,110
UniFirst Corp.	206,721	34,088
MSA Safety Inc.	425,653	32,997
* Proto Labs Inc.	318,121	32,766
Granite Construction Inc.	515,437	32,694
* Mercury Systems Inc.	629,217	32,310
AMERCO	84,473	31,923
* WageWorks Inc.	510,403	31,645
Herman Miller Inc.	784,617	31,424
* Builders FirstSource Inc.	1,429,394	31,146
* Gardner Denver Holdings Inc.	906,069	30,743
* Aerojet Rocketdyne Holdings Inc.	979,000	30,545
Simpson Manufacturing Co. Inc.	531,891	30,536
Korn/Ferry International	734,954	30,412
Universal Forest Products Inc.	798,744	30,049
GATX Corp.	474,003	29,464
Insperity Inc.	486,922	27,925
^ Covanta Holding Corp.	1,638,183	27,685
Watts Water Technologies Inc. Class A	363,412	27,601
Mueller Industries Inc.	766,855	27,170
ABM Industries Inc.	716,811	27,038
* Meritor Inc.	1,146,730	26,902
* SPX FLOW Inc.	561,821	26,715

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Masonite International Corp.	359,883	26,685
	Hawaiian Holdings Inc.	668,149	26,626
	EnPro Industries Inc.	281,297	26,304
	Pitney Bowes Inc.	2,317,582	25,911
	Mueller Water Products Inc. Class A	2,017,303	25,277
*	Esterline Technologies Corp.	329,021	24,578
	Allegiant Travel Co. Class A	157,893	24,434
	Exponent Inc.	341,540	24,283
	Brady Corp. Class A	629,690	23,865
*	American Woodmark Corp.	182,501	23,771
	Albany International Corp.	385,985	23,719
	Franklin Electric Co. Inc.	514,390	23,610
^,*	Hertz Global Holdings Inc.	1,066,094	23,561
*	Saia Inc.	331,192	23,432
	Forward Air Corp.	406,614	23,356
*	Herc Holdings Inc.	371,506	23,260
*	TriNet Group Inc.	521,081	23,105
	Werner Enterprises Inc.	581,523	22,476
	Sun Hydraulics Corp.	344,531	22,288
	Triton International Ltd.	590,957	22,131
*	Patrick Industries Inc.	314,017	21,808
*	Rush Enterprises Inc. Class A	422,620	21,473
	Comfort Systems USA Inc.	491,006	21,432
	Chicago Bridge & Iron Co. NV	1,313,386	21,198
*	Hub Group Inc. Class A	439,054	21,031
	Kaman Corp.	356,695	20,988
	ESCO Technologies Inc.	347,293	20,924
*	FTI Consulting Inc.	485,821	20,871
	Matthews International Corp. Class A	394,702	20,840
*	MRC Global Inc.	1,226,466	20,752
	HNI Corp.	534,078	20,599
	Interface Inc. Class A	812,521	20,435
	Actuant Corp. Class A	777,973	19,683
*	Harsco Corp.	1,052,622	19,631
*	BMC Stock Holdings Inc.	774,891	19,605
	Greenbrier Cos. Inc.	366,732	19,547
	Altra Industrial Motion Corp.	386,660	19,488
	AAON Inc.	527,620	19,364
	Cubic Corp.	326,591	19,253
	General Cable Corp.	646,013	19,122
*	Atlas Air Worldwide Holdings Inc.	325,373	19,083
*	Chart Industries Inc.	405,056	18,981
	Mobile Mini Inc.	548,232	18,914
	Manitowoc Co. Inc.	472,193	18,576
^,*	Axon Enterprise Inc.	692,272	18,345
	AZZ Inc.	348,671	17,817
	Triumph Group Inc.	653,274	17,769
*	ACCO Brands Corp.	1,431,836	17,468
*	SPX Corp.	554,875	17,418
	Steelcase Inc. Class A	1,142,780	17,370
	Tennant Co.	237,378	17,246
	Standex International Corp.	168,705	17,183
	Apogee Enterprises Inc.	371,513	16,989
	Wabash National Corp.	779,783	16,921
	H&E Equipment Services Inc.	413,558	16,811
	AAR Corp.	424,875	16,693
*	TriMas Corp.	609,279	16,298
	Raven Industries Inc.	474,293	16,292
	Federal Signal Corp.	810,425	16,281
	Matson Inc.	538,485	16,068
	Aircastle Ltd.	673,665	15,757
	Knoll Inc.	675,681	15,568
*	Aerovironment Inc.	273,874	15,381
	McGrath RentCorp	324,629	15,251

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	TrueBlue Inc.	553,690	15,226
	Viad Corp.	273,134	15,132
	US Ecology Inc.	296,601	15,127
	Astec Industries Inc.	256,531	15,007
*	NOW Inc.	1,347,395	14,862
	Kadant Inc.	147,705	14,830
	Primoris Services Corp.	545,117	14,822
*	GMS Inc.	391,714	14,744
	Briggs & Stratton Corp.	579,572	14,704
	Heartland Express Inc.	621,359	14,503
	Alamo Group Inc.	127,942	14,441
*	Gibraltar Industries Inc.	423,917	13,989
*	Advanced Disposal Services Inc.	577,062	13,815
*	Air Transport Services Group Inc.	596,540	13,804
	Encore Wire Corp.	278,750	13,561
*	ICF International Inc.	255,351	13,406
	Multi-Color Corp.	178,311	13,347
*	Tutor Perini Corp.	512,650	12,996
*	Continental Building Products Inc.	459,466	12,934
	Advanced Drainage Systems Inc.	528,572	12,606
	Lindsay Corp.	142,040	12,528
*	Navigant Consulting Inc.	629,337	12,215
*	Milacron Holdings Corp.	631,589	12,089
*	Lydall Inc.	232,861	11,818
	ArcBest Corp.	330,071	11,800
	REV Group Inc.	361,748	11,768
*	Aegion Corp. Class A	455,044	11,572
*	SP Plus Corp.	309,729	11,491
*	CBIZ Inc.	743,586	11,488
*	Kratos Defense & Security Solutions Inc.	1,083,226	11,471
	Schneider National Inc. Class B	400,866	11,449
	Douglas Dynamics Inc.	301,137	11,383
	Kelly Services Inc. Class A	414,371	11,300
	CIRCOR International Inc.	228,135	11,106
*	PGT Innovations Inc.	658,303	11,092
	Hyster-Yale Materials Handling Inc.	129,170	11,000
	Columbus McKinnon Corp.	274,856	10,989
	Marten Transport Ltd.	533,032	10,821
	Quanex Building Products Corp.	458,840	10,737
*	Thermon Group Holdings Inc.	452,022	10,699
*	Huron Consulting Group Inc.	263,167	10,645
*	Casella Waste Systems Inc. Class A	454,318	10,458
	Global Brass & Copper Holdings Inc.	301,286	9,973
	NN Inc.	355,587	9,814
*	NCI Building Systems Inc.	507,012	9,785
*	Echo Global Logistics Inc.	349,147	9,776
*	CSW Industrials Inc.	211,292	9,709
	Kimball International Inc. Class B	509,815	9,518
	Quad/Graphics Inc.	419,247	9,475
*	Astronics Corp.	224,353	9,304
	Titan International Inc.	698,849	9,001
	RPX Corp.	666,937	8,964
	Griffon Corp.	421,479	8,577
	Argan Inc.	181,177	8,153
*	MYR Group Inc.	224,934	8,037
	Gorman-Rupp Co.	248,438	7,754
	RR Donnelley & Sons Co.	804,809	7,485
	LSC Communications Inc.	482,472	7,309
^,*	Plug Power Inc.	3,070,846	7,247
*	Nexeo Solutions Inc.	786,500	7,157
	Insteel Industries Inc.	248,531	7,038
*	Engility Holdings Inc.	246,885	7,004
	Kforce Inc.	275,126	6,947
*	Daseke Inc.	477,438	6,823

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Wesco Aircraft Holdings Inc.	889,989	6,586
	Ennis Inc.	316,655	6,571
	Heidrick & Struggles International Inc.	266,626	6,546
	Forrester Research Inc.	147,269	6,509
*	YRC Worldwide Inc.	448,975	6,456
*	DXP Enterprises Inc.	209,019	6,181
*	Atkore International Group Inc.	285,106	6,116
^,*	Team Inc.	408,517	6,087
	Resources Connection Inc.	391,567	6,050
	Spartan Motors Inc.	380,956	6,000
	Barrett Business Services Inc.	92,797	5,984
^,*	Energous Corp.	298,723	5,810
*	NV5 Global Inc.	105,827	5,731
*	InnerWorkings Inc.	570,790	5,725
	National Presto Industries Inc.	57,466	5,715
*	CAI International Inc.	201,643	5,711
*	Ply Gem Holdings Inc.	308,176	5,701
*	Mistras Group Inc.	240,222	5,638
	Park-Ohio Holdings Corp.	122,689	5,638
*	Sunrun Inc.	942,754	5,562
*	Titan Machinery Inc.	254,146	5,380
	VSE Corp.	110,486	5,351
	Essendant Inc.	575,255	5,333
*	Sterling Construction Co. Inc.	322,595	5,252
*	GP Strategies Corp.	220,676	5,120
*	Great Lakes Dredge & Dock Corp.	925,300	4,997
	DMC Global Inc.	198,987	4,985
	American Railcar Industries Inc.	112,230	4,673
*	Covenant Transportation Group Inc. Class A	161,440	4,638
*	Veritiv Corp.	159,635	4,613
*	Vicor Corp.	219,716	4,592
*	Vectrus Inc.	148,507	4,581
^,*	Energy Recovery Inc.	507,327	4,439
	Omega Flex Inc.	62,048	4,431
	CRA International Inc.	93,815	4,217
*	Heritage-Crystal Clean Inc.	188,040	4,090
	Powell Industries Inc.	141,397	4,051
*	Commercial Vehicle Group Inc.	376,675	4,027
*	Ducommun Inc.	141,338	4,021
*	Armstrong Flooring Inc.	235,074	3,977
*	LB Foster Co. Class A	145,053	3,938
^,*	KeyW Holding Corp.	645,251	3,788
	Miller Industries Inc.	146,677	3,784
*	TPI Composites Inc.	183,179	3,748
*	Franklin Covey Co.	175,550	3,643
	Allied Motion Technologies Inc.	98,447	3,258
	FreightCar America Inc.	181,267	3,096
	Hurco Cos. Inc.	72,688	3,067
*	Orion Group Holdings Inc.	387,690	3,036
^	Celadon Group Inc.	467,974	2,995
*	Sparton Corp.	127,074	2,930
*	HC2 Holdings Inc.	487,826	2,903
*	Hudson Technologies Inc.	476,646	2,893
*	Foundation Building Materials Inc.	195,018	2,884
*	Northwest Pipe Co.	147,448	2,822
^,*	Blue Bird Corp.	141,687	2,820
*	Astronics Corp. Class B	64,296	2,678
*	Twin Disc Inc.	99,472	2,643
*	Layne Christensen Co.	190,421	2,390
	LSI Industries Inc.	339,667	2,337
	Eastern Co.	87,419	2,286
	Hardinge Inc.	129,707	2,259
^,*	Cogint Inc.	510,756	2,247
*	Willdan Group Inc.	93,696	2,243

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Acacia Research Corp.	543,621	2,202
*	Hill International Inc.	395,478	2,155
	Preformed Line Products Co.	29,763	2,115
*	Rush Enterprises Inc. Class B	42,702	2,059
*	NL Industries Inc.	144,357	2,057
*	USA Truck Inc.	112,687	2,043
*	Roadrunner Transportation Systems Inc.	262,549	2,024
*	Radiant Logistics Inc.	439,709	2,023
^,*	Vivint Solar Inc.	477,233	1,933
*	Gencor Industries Inc.	115,798	1,916
*	Lawson Products Inc.	77,219	1,911
*	IES Holdings Inc.	105,261	1,816
*	Willis Lease Finance Corp.	72,495	1,810
	Graham Corp.	84,240	1,763
	Universal Logistics Holdings Inc.	72,794	1,729
^,*	Huttig Building Products Inc.	248,946	1,655
	CECO Environmental Corp.	321,609	1,650
	BG Staffing Inc.	100,647	1,604
*	Ameresco Inc. Class A	186,013	1,600
*	Goldfield Corp.	304,394	1,492
^,*	FuelCell Energy Inc.	864,624	1,470
^,*	Enphase Energy Inc.	569,678	1,373
^,*	Babcock & Wilcox Enterprises Inc.	223,522	1,270
*	ARC Document Solutions Inc.	485,260	1,237
*	Manitex International Inc.	127,589	1,225
*	CPI Aerostructures Inc.	133,191	1,192
^,*	ExOne Co.	133,602	1,122
^	EnviroStar Inc.	27,689	1,108
*	Arotech Corp.	307,745	1,092
*	Genco Shipping & Trading Ltd.	80,892	1,077
*	Tecogen Inc.	352,617	952
^,*	Yangtze River Development Ltd.	93,964	829
*	Key Technology Inc.	40,719	750
*	Houston Wire & Cable Co.	103,477	745
*	Alpha Pro Tech Ltd.	166,676	667
^,*	Aqua Metals Inc.	302,082	643
*	PAM Transportation Services Inc.	18,199	633
*	General Finance Corp.	85,194	579
*	Transcat Inc.	35,909	512
*	Performant Financial Corp.	280,155	462
*	Ultralife Corp.	69,070	452
	Ecology and Environment Inc.	42,341	445
*	Xerium Technologies Inc.	102,460	436
*	BlueLinx Holdings Inc.	41,165	402
*	Perma-Pipe International Holdings Inc.	43,847	395
	RCM Technologies Inc.	59,789	376
*	Taylor Devices Inc.	27,595	373
*	Jewett-Cameron Trading Co. Ltd.	23,964	362
*	Broadwind Energy Inc.	121,490	330
*	Innovative Solutions & Support Inc.	110,686	325
*	Mastech Digital Inc.	30,023	302
*	American Superconductor Corp.	81,142	295
	LS Starrett Co. Class A	32,090	276
*	Volt Information Sciences Inc.	69,621	265
*	Patriot Transportation Holding Inc.	13,986	246
	Acme United Corp.	10,407	244
	Servotronics Inc.	19,902	222
*	SIFCO Industries Inc.	33,067	220
*	Hudson Global Inc.	92,323	208
^,*	Digital Power Corp.	63,738	205
^,*	Astrotech Corp.	58,922	197
^	Cemtrex Inc.	72,441	186
^,*	Sunworks Inc.	165,198	173
^,*	Real Goods Solar Inc. Class A	109,768	162

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Perma-Fix Environmental Services	42,951	157
*	Air T Inc.	6,332	156
^,*	Revolution Lighting Technologies Inc.	44,392	146
*	Energy Focus Inc.	58,855	144
^,*	Orion Energy Systems Inc.	152,946	135
*	Pioneer Power Solutions Inc.	17,581	134
*	Fuel Tech Inc.	119,803	134
*	DLH Holdings Corp.	20,751	128
^,*	Odyssey Marine Exploration Inc.	29,023	110
	Pendrell Corp.	162	96
^,*	Polar Power Inc.	18,294	93
	Chicago Rivet & Machine Co.	2,905	92
^,*	Cenveo Inc.	89,119	80
^,*	Pangaea Logistics Solutions Ltd.	20,310	75
^,*	EnSync Inc.	184,683	73
*	Intersections Inc.	31,323	71
*	Industrial Services of America Inc.	43,054	71
*	American Electric Technologies Inc.	39,960	60
^,*	Lightbridge Corp.	29,133	36
^,*	Spherix Inc.	24,025	34
*	AMREP Corp.	3,818	27
^,*	Capstone Turbine Corp.	34,287	26
^,*	Staffing 360 Solutions Inc.	36,361	23
*	Continental Materials Corp.	1,122	21
*	Sigma Labs Inc.	7,420	16
^,*	Meridian Waste Solutions Inc.	14,865	16
	Espey Manufacturing & Electronics Corp.	566	14
^,*	GEE Group Inc.	4,719	13
*	Art's-Way Manufacturing Co. Inc.	4,243	13
^,*	Rand Logistics Inc.	60,068	9
	CompX International Inc.	679	9
*	Tel-Instrument Electronics Corp.	3,304	9
*	Marathon Patent Group Inc.	1,900	8
^,*	Ideal Power Inc.	3,909	6
*	WSI Industries Inc.	805	5
*	Air Industries Group	1,500	3
*	ARC Group Worldwide Inc.	684	1
*	Limbach Holdings Inc.	100	1
*	ShiftPixy Inc.	410	1
*,2	CTPartners Executive Search Inc.	83,162	—
*,2	CIL&D LLC	36,800	—
			8,799,636
Information Technology (18.1%)
*	ServiceNow Inc.	2,213,141	288,571
*	FleetCor Technologies Inc.	1,148,069	220,923
*	Dell Technologies Inc. Class V	2,601,351	211,438
*	Twitter Inc.	8,296,522	199,199
	Maxim Integrated Products Inc.	3,595,944	187,996
*	Workday Inc. Class A	1,717,887	174,778
*	Palo Alto Networks Inc.	1,176,694	170,550
*	Take-Two Interactive Software Inc.	1,464,306	160,752
*	Vantiv Inc. Class A	2,084,940	153,347
*	Splunk Inc.	1,791,785	148,431
*	Arista Networks Inc.	599,938	141,333
*	CoStar Group Inc.	462,797	137,428
	CDW Corp.	1,963,945	136,475
	Cognex Corp.	2,218,938	135,710
	Broadridge Financial Solutions Inc.	1,487,237	134,714
*	Trimble Inc.	3,245,530	131,898
	CDK Global Inc.	1,685,107	120,114
*	Square Inc.	3,456,884	119,850
*	IAC/InterActiveCorp	975,460	119,279
	Leidos Holdings Inc.	1,821,241	117,598
	Marvell Technology Group Ltd.	5,456,404	117,149

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Jack Henry & Associates Inc.	985,808	115,300
*	ON Semiconductor Corp.	5,417,785	113,448
^,*	VMware Inc. Class A	873,959	109,525
	Teradyne Inc.	2,509,127	105,057
*	IPG Photonics Corp.	481,154	103,030
*	Keysight Technologies Inc.	2,359,139	98,140
*	CommScope Holding Co. Inc.	2,498,154	94,505
*	First Data Corp. Class A	5,644,296	94,316
	Universal Display Corp.	535,619	92,475
*	PTC Inc.	1,489,473	90,515
	SS&C Technologies Holdings Inc.	2,221,949	89,945
*	Coherent Inc.	318,287	89,827
*	Arrow Electronics Inc.	1,103,970	88,770
*	Fortinet Inc.	1,926,783	84,181
^,*	GrubHub Inc.	1,121,374	80,515
*	Ultimate Software Group Inc.	362,258	79,056
*	Tyler Technologies Inc.	446,032	78,970
	LogMeIn Inc.	669,078	76,609
*	Microsemi Corp.	1,481,094	76,499
*	Cavium Inc.	882,741	74,000
*	WEX Inc.	508,061	71,753
*	Guidewire Software Inc.	963,657	71,561
	Booz Allen Hamilton Holding Corp. Class A	1,861,718	70,987
*	Zebra Technologies Corp.	680,252	70,610
*	First Solar Inc.	1,042,915	70,418
*	EPAM Systems Inc.	645,328	69,328
*	GoDaddy Inc. Class A	1,315,045	66,120
	MKS Instruments Inc.	699,663	66,118
	Cypress Semiconductor Corp.	4,268,251	65,048
*	Black Knight Inc.	1,428,588	63,072
*	Aspen Technology Inc.	929,848	61,556
	Genpact Ltd.	1,931,596	61,309
	Avnet Inc.	1,538,008	60,936
	MAXIMUS Inc.	837,673	59,961
	Jabil Inc.	2,277,520	59,785
*	Teradata Corp.	1,539,473	59,208
	Fair Isaac Corp.	384,335	58,880
	Blackbaud Inc.	621,149	58,692
	Littelfuse Inc.	295,982	58,551
*	ARRIS International plc	2,255,861	57,953
	National Instruments Corp.	1,388,532	57,805
*	Euronet Worldwide Inc.	680,162	57,317
*	Zillow Group Inc.	1,394,437	57,060
	Monolithic Power Systems Inc.	498,721	56,036
	Entegris Inc.	1,837,715	55,958
*	Tableau Software Inc. Class A	799,153	55,301
*	Nuance Communications Inc.	3,365,145	55,020
	Sabre Corp.	2,671,891	54,774
*	NCR Corp.	1,559,762	53,016
	Versum Materials Inc.	1,398,177	52,921
^,*	ViaSat Inc.	691,087	51,728
*	Integrated Device Technology Inc.	1,719,287	51,114
*	Proofpoint Inc.	572,577	50,851
^,*	Paycom Software Inc.	621,736	49,944
	SYNNEX Corp.	366,285	49,796
*	Silicon Laboratories Inc.	551,146	48,666
*	CoreLogic Inc.	1,053,068	48,662
	DST Systems Inc.	762,028	47,299
*	Cree Inc.	1,261,720	46,860
	j2 Global Inc.	624,541	46,859
	Dolby Laboratories Inc. Class A	743,310	46,085
*	Manhattan Associates Inc.	897,658	44,470
^,*	Snap Inc.	2,993,222	43,731
*	Zendesk Inc.	1,290,910	43,684

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Tech Data Corp.	442,957	43,397
^,*	2U Inc.	664,166	42,845
	Belden Inc.	547,405	42,243
*	CACI International Inc. Class A	318,802	42,193
	Science Applications International Corp.	548,704	42,014
*	Cirrus Logic Inc.	805,769	41,787
*	Yelp Inc. Class A	971,029	40,744
*	Conduent Inc.	2,512,850	40,608
*	Zynga Inc. Class A	10,015,959	40,064
*	RingCentral Inc. Class A	825,387	39,949
*	Ellie Mae Inc.	442,359	39,547
*	HubSpot Inc.	440,113	38,906
*	Stamps.com Inc.	206,812	38,881
^,*	Lumentum Holdings Inc.	789,926	38,627
*	Rogers Corp.	236,502	38,294
*	Ciena Corp.	1,822,280	38,140
*	EchoStar Corp. Class A	625,500	37,467
*	ACI Worldwide Inc.	1,536,653	34,836
*	Advanced Energy Industries Inc.	512,575	34,589
	Vishay Intertechnology Inc.	1,652,381	34,287
*	Verint Systems Inc.	818,262	34,244
	InterDigital Inc.	448,151	34,127
*	II-VI Inc.	718,776	33,747
*	NetScout Systems Inc.	1,104,119	33,620
*	RealPage Inc.	748,360	33,152
*	Box Inc.	1,549,519	32,726
*	FireEye Inc.	2,236,065	31,752
*	New Relic Inc.	537,558	31,055
	Cabot Microelectronics Corp.	326,742	30,740
*	Sanmina Corp.	928,098	30,627
*	Itron Inc.	441,924	30,139
*	Finisar Corp.	1,469,288	29,900
*	Etsy Inc.	1,459,626	29,849
*	Semtech Corp.	860,562	29,431
	Power Integrations Inc.	390,775	28,742
*	CommVault Systems Inc.	546,790	28,706
*	Envestnet Inc.	572,928	28,560
*	Anixter International Inc.	372,999	28,348
*	Acxiom Corp.	1,022,331	28,175
	Convergys Corp.	1,154,665	27,135
*	Plexus Corp.	446,862	27,133
*	ExlService Holdings Inc.	448,289	27,054
	Progress Software Corp.	630,257	26,830
*	Cars.com Inc.	927,516	26,750
*	Nutanix Inc.	748,271	26,399
*	Blackhawk Network Holdings Inc.	737,836	26,304
*	Viavi Solutions Inc.	2,958,498	25,857
*	VeriFone Systems Inc.	1,432,286	25,366
	TiVo Corp.	1,623,365	25,324
*	Callidus Software Inc.	864,074	24,756
*	Qualys Inc.	403,986	23,977
^,*	Match Group Inc.	763,914	23,918
*	Cornerstone OnDemand Inc.	664,130	23,464
*	NETGEAR Inc.	394,104	23,154
*	Pure Storage Inc. Class A	1,447,898	22,964
	Ebix Inc.	285,309	22,611
*	Kulicke & Soffa Industries Inc.	920,999	22,413
*	Zillow Group Inc. Class A	549,273	22,377
*	BroadSoft Inc.	402,016	22,071
	Pegasystems Inc.	465,354	21,941
	Brooks Automation Inc.	906,783	21,627
	Travelport Worldwide Ltd.	1,623,988	21,226
*	Novanta Inc.	423,556	21,178
^,*	Twilio Inc. Class A	885,016	20,886

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Plantronics Inc.	408,388	20,575
^,*	Ubiquiti Networks Inc.	289,501	20,560
*	Inphi Corp.	542,201	19,845
*	MaxLinear Inc.	747,703	19,754
*	GTT Communications Inc.	418,481	19,648
*	Rambus Inc.	1,370,169	19,484
	CSG Systems International Inc.	439,110	19,242
	Methode Electronics Inc.	478,196	19,176
*	Benchmark Electronics Inc.	658,750	19,170
	Badger Meter Inc.	391,495	18,713
*	TTM Technologies Inc.	1,167,081	18,288
*	Extreme Networks Inc.	1,438,909	18,015
*	SolarEdge Technologies Inc.	479,454	18,004
*	Five9 Inc.	723,000	17,988
*	Insight Enterprises Inc.	467,610	17,905
*	Electronics For Imaging Inc.	604,969	17,865
*	Synaptics Inc.	446,417	17,830
^,*	Cloudera Inc.	1,045,131	17,266
^,*	MACOM Technology Solutions Holdings Inc.	528,272	17,190
*	8x8 Inc.	1,211,669	17,085
*	Knowles Corp.	1,163,864	17,062
	ManTech International Corp. Class A	339,666	17,048
*	Amkor Technology Inc.	1,670,113	16,785
*	Sykes Enterprises Inc.	530,625	16,688
*	Paylocity Holding Corp.	346,688	16,350
*	MicroStrategy Inc. Class A	123,816	16,257
*	Bottomline Technologies de Inc.	462,566	16,042
	Xperi Corp.	657,251	16,037
*	Virtusa Corp.	362,925	15,998
*	Imperva Inc.	398,257	15,811
^,*	Pandora Media Inc.	3,190,287	15,377
*	OSI Systems Inc.	237,066	15,262
	Diebold Nixdorf Inc.	924,610	15,117
*	Q2 Holdings Inc.	409,035	15,073
*	FormFactor Inc.	951,209	14,886
*	Diodes Inc.	512,181	14,684
^,*	Oclaro Inc.	2,144,422	14,453
	NIC Inc.	843,675	14,005
*	Fabrinet	486,729	13,969
*	Barracuda Networks Inc.	504,763	13,881
*	MuleSoft Inc. Class A	596,461	13,874
*	Web.com Group Inc.	629,991	13,734
	Monotype Imaging Holdings Inc.	561,797	13,539
*	ePlus Inc.	178,796	13,445
*	CEVA Inc.	290,225	13,394
*	Cray Inc.	533,077	12,900
^,*	3D Systems Corp.	1,468,596	12,689
*	Blucora Inc.	565,988	12,508
*	Infinera Corp.	1,975,287	12,504
^,*	Fitbit Inc. Class A	2,185,085	12,477
	ADTRAN Inc.	643,703	12,456
*	Blackline Inc.	378,958	12,430
*	ScanSource Inc.	345,166	12,357
*	Varonis Systems Inc.	251,670	12,219
	MTS Systems Corp.	226,213	12,148
*	Alarm.com Holdings Inc.	318,281	12,015
	CTS Corp.	461,531	11,884
*	Hortonworks Inc.	585,276	11,770
*	MINDBODY Inc. Class A	383,039	11,664
*	Syntel Inc.	499,515	11,484
^,*	Trade Desk Inc. Class A	249,836	11,425
*	Axcelis Technologies Inc.	393,089	11,282
*	SPS Commerce Inc.	230,179	11,184
*	Quotient Technology Inc.	948,961	11,150

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Cardtronics plc Class A	600,434	11,120
	EVERTEC Inc.	813,955	11,110
^,*	TrueCar Inc.	970,661	10,871
^,*	Shutterstock Inc.	250,824	10,793
*	Coupa Software Inc.	337,117	10,525
*	Rudolph Technologies Inc.	435,429	10,407
*	Super Micro Computer Inc.	492,382	10,303
*	PROS Holdings Inc.	388,957	10,288
*	CalAmp Corp.	478,700	10,259
	AVX Corp.	586,112	10,140
*	Electro Scientific Industries Inc.	469,909	10,070
*	Ultra Clean Holdings Inc.	433,755	10,015
*	Veeco Instruments Inc.	661,253	9,820
*	Lattice Semiconductor Corp.	1,693,676	9,789
*	Okta Inc.	368,852	9,446
*	Perficient Inc.	492,296	9,388
*	FARO Technologies Inc.	199,264	9,365
*	KEMET Corp.	621,446	9,359
^,*	Applied Optoelectronics Inc.	246,521	9,323
*	Silver Spring Networks Inc.	549,787	8,929
*	Endurance International Group Holdings Inc.	1,059,658	8,901
^,*	Gogo Inc.	781,694	8,818
^,*	Acacia Communications Inc.	241,159	8,737
^,*	Benefitfocus Inc.	322,742	8,714
	TeleTech Holdings Inc.	210,574	8,476
*	Instructure Inc.	254,543	8,425
	Switch Inc.	457,583	8,323
*	Nanometrics Inc.	333,621	8,314
*	LivePerson Inc.	721,046	8,292
*	Photronics Inc.	948,716	8,088
*	IXYS Corp.	335,737	8,041
*	CommerceHub Inc.	384,200	7,911
*	Alteryx Inc. Class A	306,224	7,738
	Cass Information Systems Inc.	132,694	7,724
	Cohu Inc.	347,224	7,622
*	Presidio Inc.	395,969	7,591
*	Control4 Corp.	250,528	7,456
*	ANGI Homeservices Inc. Class A	708,330	7,409
*	Xcerra Corp.	728,820	7,135
	Comtech Telecommunications Corp.	320,210	7,083
*	Carbonite Inc.	280,148	7,032
*	Kimball Electronics Inc.	379,929	6,934
*	Workiva Inc.	319,422	6,836
*	Everi Holdings Inc.	883,304	6,660
^,*	SunPower Corp. Class A	780,883	6,583
*	XO Group Inc.	355,875	6,569
*	Cision Ltd.	548,606	6,512
*	Everbridge Inc.	215,813	6,414
*	Bazaarvoice Inc.	1,164,100	6,344
	Systemax Inc.	189,985	6,321
*	USA Technologies Inc.	629,382	6,136
*	VASCO Data Security International Inc.	440,682	6,125
*	PDF Solutions Inc.	385,389	6,051
	NVE Corp.	69,559	5,982
	Mesa Laboratories Inc.	47,508	5,905
*	Actua Corp.	378,047	5,898
*	Unisys Corp.	717,146	5,845
	Park Electrochemical Corp.	288,632	5,672
*	Synchronoss Technologies Inc.	634,078	5,669
^,*	Digimarc Corp.	156,516	5,658
*	A10 Networks Inc.	727,025	5,613
^,*	Impinj Inc.	240,818	5,426
	Daktronics Inc.	589,657	5,384
*	Ribbon Communications Inc.	695,777	5,378

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Ichor Holdings Ltd.	216,594	5,328
*	Model N Inc.	336,943	5,307
*	Glu Mobile Inc.	1,448,701	5,273
	QAD Inc. Class A	135,086	5,248
	Hackett Group Inc.	333,088	5,233
*	Harmonic Inc.	1,217,389	5,113
*	Limelight Networks Inc.	1,152,447	5,082
*	Appfolio Inc.	119,273	4,950
*	MoneyGram International Inc.	374,371	4,934
	PC Connection Inc.	180,528	4,732
*	Vishay Precision Group Inc.	187,233	4,709
*	Rapid7 Inc.	251,263	4,689
*	AXT Inc.	529,797	4,609
*	Altair Engineering Inc. Class A	191,065	4,570
	American Software Inc. Class A	380,589	4,426
^,*	Cargurus Inc.	143,356	4,298
*	Alpha & Omega Semiconductor Ltd.	261,574	4,279
*	DSP Group Inc.	342,254	4,278
*	Mitek Systems Inc.	465,325	4,165
*	Sigma Designs Inc.	583,889	4,058
*	Care.com Inc.	209,864	3,786
*	Calix Inc.	632,202	3,762
*	TechTarget Inc.	268,453	3,737
^,*	NeoPhotonics Corp.	553,975	3,645
*	Upland Software Inc.	165,391	3,582
*	Digi International Inc.	369,887	3,532
*	MongoDB Inc.	118,638	3,521
*	Brightcove Inc.	495,311	3,517
*	QuinStreet Inc.	403,941	3,385
	Bel Fuse Inc. Class B	132,883	3,345
*	Zix Corp.	761,818	3,337
*	ChannelAdvisor Corp.	367,929	3,311
^,*	Quantenna Communications Inc.	268,417	3,275
*	Agilysys Inc.	259,982	3,193
^,*	Maxwell Technologies Inc.	552,880	3,185
^,*	Appian Corp. Class A	97,982	3,084
*	MobileIron Inc.	781,527	3,048
^,*	Immersion Corp.	426,358	3,010
^,*	Kopin Corp.	928,195	2,970
*	ServiceSource International Inc.	943,128	2,914
*	CommerceHub Inc. Class A	130,644	2,873
*	Internap Corp.	180,605	2,837
	Reis Inc.	132,547	2,737
*	Meet Group Inc.	970,163	2,736
*	Avid Technology Inc.	497,631	2,682
^,*	ForeScout Technologies Inc.	83,592	2,666
*	Apptio Inc. Class A	109,344	2,572
*	Seachange International Inc.	650,368	2,556
*	Telenav Inc.	448,336	2,466
*	PRGX Global Inc.	345,153	2,451
*	SMART Global Holdings Inc.	72,269	2,435
*	EMCORE Corp.	374,308	2,414
*	Pixelworks Inc.	354,432	2,244
*	KVH Industries Inc.	204,620	2,118
*	SecureWorks Corp. Class A	222,371	1,972
^,*	Asure Software Inc.	139,286	1,967
*	Iteris Inc.	276,059	1,924
*	Data I/O Corp.	156,813	1,888
*	Yext Inc.	153,745	1,850
^,*	SITO Mobile Ltd.	274,854	1,847
*	Rosetta Stone Inc.	146,987	1,833
*	Quantum Corp.	324,359	1,826
	TransAct Technologies Inc.	136,353	1,807
*	Telaria Inc.	447,772	1,805

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Park City Group Inc.	188,291	1,798
^,*	Veritone Inc.	77,399	1,796
^,*	VirnetX Holding Corp.	484,905	1,794
*	Information Services Group Inc.	420,556	1,754
*	Aerohive Networks Inc.	300,182	1,750
^,*	Remark Holdings Inc.	179,345	1,745
^,*	CyberOptics Corp.	116,113	1,742
*	GSI Technology Inc.	210,060	1,672
*	IntriCon Corp.	81,191	1,608
*	Amber Road Inc.	212,805	1,562
^,*	MicroVision Inc.	950,364	1,549
*	PFSweb Inc.	205,443	1,526
*	Intevac Inc.	218,657	1,498
*	Leaf Group Ltd.	151,192	1,497
*	Amtech Systems Inc.	147,521	1,486
*	PCM Inc.	149,690	1,482
^,*	PolarityTE Inc.	59,686	1,385
	YuMe Inc.	285,614	1,365
*	Rubicon Project Inc.	726,865	1,359
*	ModusLink Global Solutions Inc.	532,982	1,327
*	Eastman Kodak Co.	414,188	1,284
*	AutoWeb Inc.	135,667	1,222
^,*	QuickLogic Corp.	663,370	1,154
*	DHI Group Inc.	555,443	1,055
*	Key Tronic Corp.	153,965	1,052
*	Computer Task Group Inc.	202,846	1,035
	CSP Inc.	63,690	1,012
*	Casa Systems Inc.	56,136	997
*	StarTek Inc.	98,565	983
*	Clearfield Inc.	79,292	971
	AstroNova Inc.	66,674	933
*	Marchex Inc. Class B	282,723	913
*	ID Systems Inc.	130,752	907
*	BSQUARE Corp.	188,386	876
*	Datawatch Corp.	91,719	871
*	Frequency Electronics Inc.	90,457	847
*	Bandwidth Inc. Class A	36,353	840
*	Aware Inc.	184,241	829
^,*	CVD Equipment Corp.	68,981	802
*	Napco Security Technologies Inc.	90,821	795
*	PAR Technology Corp.	84,274	788
	Richardson Electronics Ltd.	114,593	772
*	Liquidity Services Inc.	152,241	738
*	Synacor Inc.	316,782	729
^,*	Akoustis Technologies Inc.	113,074	704
*	SailPoint Technologies Holding Inc.	45,353	658
*	LRAD Corp.	252,735	629
*	eGain Corp.	118,002	620
	TESSCO Technologies Inc.	29,600	596
*	Aviat Networks Inc.	38,926	591
*	GSE Systems Inc.	180,096	585
^,*	Everspin Technologies Inc.	75,946	570
^,*	Airgain Inc.	63,173	568
*	Wireless Telecom Group Inc.	233,098	566
^,*	Net Element Inc.	50,672	564
	PC-Tel Inc.	75,067	553
*	Aquantia Corp.	47,058	533
*	LightPath Technologies Inc. Class A	239,575	532
^,*	NXT-ID Inc.	148,595	520
^,*	ITUS Corp.	215,784	509
*	SendGrid Inc.	21,108	506
*	CUI Global Inc.	177,805	489
^,*	IZEA Inc.	106,107	480
*	RealNetworks Inc.	140,064	479

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^,*	Tintri Inc.	93,137	475
^,*	Digital Turbine Inc.	262,376	470
^,*	ClearSign Combustion Corp.	128,062	461
*	Travelzoo	69,975	451
*	WidePoint Corp.	681,099	443
*	Perceptron Inc.	45,352	442
*	Evolving Systems Inc.	93,644	440
^,*	Mattersight Corp.	171,609	438
	QAD Inc. Class B	14,091	430
^,*	Resonant Inc.	57,204	427
*	Edgewater Technology Inc.	65,904	411
	GlobalSCAPE Inc.	111,566	396
	ClearOne Inc.	42,405	380
	Concurrent Computer Corp.	65,502	378
*	Identiv Inc.	109,137	365
*	LGL Group Inc.	63,393	356
*	NetSol Technologies Inc.	73,357	348
^,*	Inseego Corp.	208,682	336
^,*	Neonode Inc.	452,039	336
*	inTEST Corp.	38,497	333
*	Adesto Technologies Corp.	51,559	333
^,*	Helios & Matheson Analytics Inc.	51,854	327
^,*	iPass Inc.	621,053	323
	Communications Systems Inc.	84,426	307
*	Aehr Test Systems	101,734	276
*	Innodata Inc.	198,960	271
*	Radisys Corp.	264,198	266
*	Optical Cable Corp.	105,695	259
*	IEC Electronics Corp.	62,278	257
*	Lantronix Inc.	120,667	244
*	DASAN Zhone Solutions Inc.	26,053	241
*	Luna Innovations Inc.	96,893	235
*	Zedge Inc. Class B	78,718	216
*	Westell Technologies Inc. Class A	53,754	202
*	Finjan Holdings Inc.	93,088	201
*	ShotSpotter Inc.	13,584	191
*	Inuvo Inc.	227,195	184
^,*	Research Frontiers Inc.	169,811	177
	Network-1 Technologies Inc.	72,115	173
*	Qualstar Corp.	18,492	155
*	Qumu Corp.	67,095	154
*	Document Security Systems Inc.	84,000	151
^,*	Digital Ally Inc.	55,989	151
^,*	Applied DNA Sciences Inc.	92,074	146
*	Image Sensing Systems Inc.	44,960	135
	Bel Fuse Inc. Class A	5,719	134
^,*	xG Technology Inc.	81,136	131
	TSR Inc.	23,470	126
*	BroadVision Inc.	33,951	122
	RELM Wireless Corp.	33,447	119
^,*	eMagin Corp.	61,617	102
^,*	Technical Communications Corp.	7,931	91
^,*	ParkerVision Inc.	82,987	88
^,*	Netlist Inc.	278,831	86
^,*	Professional Diversity Network Inc.	20,497	84
*	Sonic Foundry Inc.	27,757	84
*	Intermolecular Inc.	59,828	82
*	Echelon Corp.	12,600	71
	Wayside Technology Group Inc.	4,125	69
^,*	Superconductor Technologies Inc. Class A	59,514	65
^,*	Ominto Inc.	12,976	44
*	ALJ Regional Holdings Inc.	13,885	44
^,*	Intellicheck Inc.	16,005	41
	Black Box Corp.	11,012	39

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Schmitt Industries Inc.	13,971	38
	Issuer Direct Corp.	1,784	33
^,*	Inpixon	149,408	31
^,*	Atomera Inc.	6,425	28
^,*	Bridgeline Digital Inc.	8,748	21
*	Majesco	3,575	19
*	ADDvantage Technologies Group Inc.	9,900	15
*	JetPay Corp.	4,107	10
*	Smith Micro Software Inc.	3,500	10
*	Nortech Systems Inc.	2,300	9
*	Payment Data Systems Inc.	3,508	9
*	SigmaTron International Inc.	786	8
^,*	CPI Card Group Inc.	1,834	7
*	Determine Inc.	3,394	6
*	Socket Mobile Inc.	1,390	5
*	MAM Software Group Inc.	200	2
*	Rubicon Technology Inc.	161	1
*	CMTSU Liquidation Inc.	67,945	1
*	Marin Software Inc.	100	1
*	Precipio Inc.	500	1
*	Xplore Technologies Corp.	100	—
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
*	MoSys Inc.	101	—
			11,436,623
Materials (5.5%)
	Celanese Corp. Class A	1,738,578	186,167
	Steel Dynamics Inc.	3,019,024	130,211
	Chemours Co.	2,370,760	118,680
*	Alcoa Corp.	2,201,790	118,610
*	Berry Global Group Inc.	1,676,569	98,364
*	Crown Holdings Inc.	1,723,142	96,927
*	Axalta Coating Systems Ltd.	2,803,862	90,733
	Huntsman Corp.	2,705,907	90,080
	RPM International Inc.	1,679,237	88,026
	Reliance Steel & Aluminum Co.	931,323	79,898
	United States Steel Corp.	2,256,927	79,421
	Olin Corp.	2,148,083	76,429
	Eagle Materials Inc.	622,761	70,559
	Royal Gold Inc.	839,501	68,940
	AptarGroup Inc.	797,488	68,807
	Sonoco Products Co.	1,261,952	67,060
	Valvoline Inc.	2,624,863	65,779
	Graphic Packaging Holding Co.	3,949,508	61,020
	WR Grace & Co.	857,596	60,143
	Ashland Global Holdings Inc.	794,010	56,534
	Scotts Miracle-Gro Co.	522,904	55,946
	Bemis Co. Inc.	1,157,995	55,341
	Westlake Chemical Corp.	458,230	48,815
*	Louisiana-Pacific Corp.	1,850,589	48,596
	Cabot Corp.	785,645	48,388
	NewMarket Corp.	117,499	46,693
*	Owens-Illinois Inc.	2,099,762	46,552
	PolyOne Corp.	1,028,543	44,742
*	Summit Materials Inc. Class A	1,389,543	43,687
	Trinseo SA	565,829	41,079
	Sensient Technologies Corp.	558,799	40,876
	Domtar Corp.	798,897	39,561
*	Allegheny Technologies Inc.	1,611,678	38,906
*	Ingevity Corp.	537,727	37,894
	HB Fuller Co.	654,219	35,243
	Balchem Corp.	416,425	33,564
	Minerals Technologies Inc.	469,738	32,341
	Compass Minerals International Inc.	439,629	31,763
	Commercial Metals Co.	1,483,251	31,623

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Carpenter Technology Corp.	607,437	30,973
*	GCP Applied Technologies Inc.	935,567	29,845
	Silgan Holdings Inc.	989,983	29,096
*	Cleveland-Cliffs Inc.	3,800,789	27,404
*	Platform Specialty Products Corp.	2,756,904	27,348
	Quaker Chemical Corp.	175,354	26,442
*	Ferro Corp.	1,096,394	25,864
	Worthington Industries Inc.	573,582	25,272
	KapStone Paper and Packaging Corp.	1,079,028	24,483
	Kaiser Aluminum Corp.	227,511	24,310
	Tronox Ltd. Class A	1,163,311	23,860
	Greif Inc. Class A	385,249	23,338
^,*	AK Steel Holding Corp.	4,098,908	23,200
	Innospec Inc.	298,823	21,097
	Hecla Mining Co.	5,225,818	20,746
	Stepan Co.	257,825	20,360
	Neenah Paper Inc.	223,757	20,284
	Boise Cascade Co.	496,278	19,801
*	Kraton Corp.	397,343	19,140
*	Coeur Mining Inc.	2,397,186	17,979
	Schweitzer-Mauduit International Inc.	377,428	17,120
*	AdvanSix Inc.	399,432	16,804
^,*	US Concrete Inc.	195,869	16,384
	Calgon Carbon Corp.	661,830	14,097
	A Schulman Inc.	375,519	13,988
	Rayonier Advanced Materials Inc.	664,635	13,592
*	Venator Materials plc	611,878	13,535
	Deltic Timber Corp.	147,258	13,481
	Materion Corp.	273,010	13,268
*	Koppers Holdings Inc.	260,467	13,258
	PH Glatfelter Co.	596,961	12,799
*	Century Aluminum Co.	647,999	12,727
	Innophos Holdings Inc.	258,877	12,097
	Schnitzer Steel Industries Inc.	350,400	11,738
	Chase Corp.	95,469	11,504
*	Resolute Forest Products Inc.	1,015,604	11,222
	KMG Chemicals Inc.	159,744	10,556
*	Clearwater Paper Corp.	230,320	10,457
*	SunCoke Energy Inc.	848,814	10,177
	Mercer International Inc.	620,277	8,870
*	Verso Corp.	443,414	7,791
	Kronos Worldwide Inc.	301,020	7,757
^	McEwen Mining Inc.	3,297,143	7,517
	American Vanguard Corp.	370,738	7,285
	Tredegar Corp.	362,169	6,954
*	TimkenSteel Corp.	438,648	6,663
*	PQ Group Holdings Inc.	392,275	6,453
*	Intrepid Potash Inc.	1,315,565	6,262
	Myers Industries Inc.	311,327	6,071
*	OMNOVA Solutions Inc.	593,492	5,935
	Haynes International Inc.	166,674	5,342
	Warrior Met Coal Inc.	210,247	5,288
	Hawkins Inc.	141,000	4,963
	FutureFuel Corp.	321,028	4,523
*	Codexis Inc.	491,497	4,104
	Gold Resource Corp.	835,957	3,678
*	Flotek Industries Inc.	767,588	3,577
^,*	Forterra Inc.	257,102	2,854
	Olympic Steel Inc.	132,421	2,846
^	Advanced Emissions Solutions Inc.	289,361	2,795
*	AgroFresh Solutions Inc.	367,958	2,723
*	Trecora Resources	183,918	2,483
	Core Molding Technologies Inc.	98,468	2,137
	United States Lime & Minerals Inc.	26,911	2,075

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	UFP Technologies Inc.	74,032	2,058
*	Ryerson Holding Corp.	193,472	2,012
	Ampco-Pittsburgh Corp.	159,296	1,975
*	LSB Industries Inc.	155,107	1,359
*	Universal Stainless & Alloy Products Inc.	58,938	1,262
	Synalloy Corp.	76,888	1,030
	Northern Technologies International Corp.	29,000	719
^,*	Pershing Gold Corp.	240,768	578
^	Tecnoglass Inc.	74,502	548
^,*	Ramaco Resources Inc.	68,808	473
^,*	Golden Minerals Co.	648,415	280
*	General Moly Inc.	668,386	220
*	TOR Minerals International Inc.	36,467	215
	Friedman Industries Inc.	28,903	164
*	Solitario Zinc Corp.	250,008	151
^,*	Paramount Gold Nevada Corp.	79,697	104
^,*	Marrone Bio Innovations Inc.	90,517	100
*	Senomyx Inc.	2,600	3
	US Gold Corp.	200	—
			3,443,841
Other (0.0%)[3]
*,2	Dyax Corp. CVR Exp. 12/31/2019	1,549,121	3,098
*,2	Herbalife Ltd. CVR	83,162	807
*,2	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,2	NewStar Financial Inc	225,787	122
*,2	Media General Inc. CVR	1,202,098	47
*,2	Gerber Scientific Inc. CVR	161,151	18
*,2	Ambit Biosciences Corp. CVR	22,388	13
*,2	Ocera Therapeutics CVR Line	48,417	13
*,2	GenVec Inc. CPR	26,612	12
*	Kadmon Warrants Exp. 09/29/2022	105,015	11
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,2	Achieve Life Sciences Inc. CVR	330,518	3
*,2	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*,2	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,2	Clinical Data CVR	131,308	—
*,2	Chelsea Therapeutics International Ltd. CVR	912,063	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
^,*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
			4,548
Real Estate (8.4%)
	Camden Property Trust	1,173,107	107,996
	Equity LifeStyle Properties Inc.	1,124,853	100,134
	VEREIT Inc.	12,652,685	98,564
	WP Carey Inc.	1,394,864	96,106
	Kilroy Realty Corp.	1,268,854	94,720
	Gaming and Leisure Properties Inc.	2,545,806	94,195
	Invitation Homes Inc.	3,659,269	86,249
	Sun Communities Inc.	927,466	86,050
	Jones Lang LaSalle Inc.	576,168	85,809
	National Retail Properties Inc.	1,943,323	83,816
	Douglas Emmett Inc.	2,009,343	82,504
	Liberty Property Trust	1,899,240	81,686
	Forest City Realty Trust Inc. Class A	3,375,278	81,344
	Colony NorthStar Inc. Class A	7,080,478	80,788
	Lamar Advertising Co. Class A	1,077,180	79,970
	Healthcare Trust of America Inc. Class A	2,595,716	77,975
	Brixmor Property Group Inc.	3,872,924	72,269
	American Campus Communities Inc.	1,748,635	71,746
	American Homes 4 Rent Class A	3,239,826	70,758
	DCT Industrial Trust Inc.	1,196,736	70,344
^	Omega Healthcare Investors Inc.	2,546,211	70,123
	CyrusOne Inc.	1,174,585	69,923
	Hudson Pacific Properties Inc.	1,990,389	68,171

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
CubeSmart	2,354,621	68,096
Highwoods Properties Inc.	1,324,030	67,406
* Howard Hughes Corp.	494,395	64,899
Medical Properties Trust Inc.	4,700,825	64,777
Hospitality Properties Trust	2,140,030	63,880
Park Hotels & Resorts Inc.	2,066,685	59,417
Senior Housing Properties Trust	3,094,819	59,266
STORE Capital Corp.	2,149,705	55,978
Gramercy Property Trust	2,052,781	54,727
EPR Properties	829,188	54,279
Life Storage Inc.	605,671	53,947
Rayonier Inc.	1,685,142	53,301
Healthcare Realty Trust Inc.	1,603,431	51,502
Apple Hospitality REIT Inc.	2,618,418	51,347
Weingarten Realty Investors	1,557,940	51,209
Taubman Centers Inc.	779,244	50,986
CoreSite Realty Corp.	440,147	50,133
Spirit Realty Capital Inc.	5,806,776	49,822
RLJ Lodging Trust	2,261,989	49,696
Cousins Properties Inc.	5,358,646	49,567
* Equity Commonwealth	1,619,727	49,418
First Industrial Realty Trust Inc.	1,510,225	47,527
Sunstone Hotel Investors Inc.	2,848,886	47,092
Ryman Hospitality Properties Inc.	661,837	45,680
Realogy Holdings Corp.	1,692,693	44,856
Sabra Health Care REIT Inc.	2,232,890	41,911
Outfront Media Inc.	1,804,187	41,857
Brandywine Realty Trust	2,289,350	41,643
Physicians Realty Trust	2,283,339	41,077
LaSalle Hotel Properties	1,456,054	40,871
National Health Investors Inc.	532,801	40,163
Paramount Group Inc.	2,489,727	39,462
Retail Properties of America Inc.	2,935,936	39,459
JBG SMITH Properties	1,128,343	39,187
EastGroup Properties Inc.	440,239	38,908
GEO Group Inc.	1,617,411	38,171
Corporate Office Properties Trust	1,300,888	37,986
^ Uniti Group Inc.	2,128,643	37,869
Piedmont Office Realty Trust Inc. Class A	1,920,329	37,658
Columbia Property Trust Inc.	1,616,960	37,109
DDR Corp.	3,940,165	35,304
Urban Edge Properties	1,378,599	35,140
QTS Realty Trust Inc. Class A	636,136	34,453
CoreCivic Inc.	1,530,141	34,428
^ Pebblebrook Hotel Trust	908,877	33,783
Education Realty Trust Inc.	966,149	33,738
Empire State Realty Trust Inc.	1,631,276	33,490
PS Business Parks Inc.	260,683	32,609
^ Tanger Factory Outlet Centers Inc.	1,219,809	32,337
STAG Industrial Inc.	1,155,247	31,573
Washington REIT	1,001,098	31,154
Acadia Realty Trust	1,125,563	30,795
Xenia Hotels & Resorts Inc.	1,407,241	30,382
Kennedy-Wilson Holdings Inc.	1,716,985	29,790
DiamondRock Hospitality Co.	2,587,650	29,215
Rexford Industrial Realty Inc.	1,000,671	29,180
Retail Opportunity Investments Corp.	1,440,434	28,737
Lexington Realty Trust	2,860,881	27,607
Potlatch Corp.	532,721	26,583
Mack-Cali Realty Corp.	1,188,994	25,635
Kite Realty Group Trust	1,211,967	23,755
Terreno Realty Corp.	667,162	23,391
Government Properties Income Trust	1,240,206	22,993
HFF Inc. Class A	470,930	22,906

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	LTC Properties Inc.	514,902	22,424
	Select Income REIT	881,021	22,140
	Chesapeake Lodging Trust	786,830	21,315
	American Assets Trust Inc.	548,585	20,978
	Four Corners Property Trust Inc.	815,055	20,947
	Summit Hotel Properties Inc.	1,344,544	20,477
	Alexander's Inc.	48,233	19,093
	Agree Realty Corp.	369,452	19,005
	Monmouth Real Estate Investment Corp.	990,833	17,637
	Washington Prime Group Inc.	2,413,188	17,182
	Alexander & Baldwin Inc.	609,358	16,904
	National Storage Affiliates Trust	606,321	16,528
*	Quality Care Properties Inc.	1,195,804	16,514
	Global Net Lease Inc.	787,942	16,216
	CareTrust REIT Inc.	954,822	16,003
	Ramco-Gershenson Properties Trust	1,049,170	15,454
*	St. Joe Co.	852,527	15,388
	Franklin Street Properties Corp.	1,356,662	14,571
	Tier REIT Inc.	654,128	13,338
^	Seritage Growth Properties Class A	322,528	13,049
	Universal Health Realty Income Trust	173,320	13,018
	Chatham Lodging Trust	566,405	12,891
^	CBL & Associates Properties Inc.	2,156,009	12,203
	Easterly Government Properties Inc.	562,177	11,997
	RE/MAX Holdings Inc. Class A	236,906	11,490
^	Pennsylvania REIT	919,687	10,935
*	iStar Inc.	961,029	10,860
	Saul Centers Inc.	175,448	10,834
	Getty Realty Corp.	390,820	10,615
	Independence Realty Trust Inc.	1,000,194	10,092
	NorthStar Realty Europe Corp.	744,351	9,997
	Investors Real Estate Trust	1,717,531	9,756
	Hersha Hospitality Trust Class A	542,067	9,432
	Armada Hoffler Properties Inc.	586,939	9,115
	InfraREIT Inc.	488,351	9,074
	Urstadt Biddle Properties Inc. Class A	399,851	8,693
	Altisource Residential Corp.	719,386	8,532
	Preferred Apartment Communities Inc. Class A	421,156	8,528
	New Senior Investment Group Inc.	1,005,352	7,600
	CatchMark Timber Trust Inc. Class A	578,068	7,590
	Ashford Hospitality Trust Inc.	1,115,021	7,504
	Whitestone REIT	507,815	7,318
	NexPoint Residential Trust Inc.	259,028	7,237
	Gladstone Commercial Corp.	339,201	7,144
*	Marcus & Millichap Inc.	197,716	6,448
	CorEnergy Infrastructure Trust Inc.	158,435	6,052
	Community Healthcare Trust Inc.	213,293	5,994
	RMR Group Inc. Class A	97,910	5,806
*	Tejon Ranch Co.	279,247	5,797
	UMH Properties Inc.	387,926	5,780
	One Liberty Properties Inc.	219,847	5,698
	CIM Commercial Trust Corp.	292,789	5,592
	Cedar Realty Trust Inc.	902,801	5,489
	City Office REIT Inc.	406,737	5,292
^,*	Altisource Portfolio Solutions SA	181,977	5,095
	Consolidated-Tomoka Land Co.	73,910	4,693
	MedEquities Realty Trust Inc.	389,036	4,365
^	Farmland Partners Inc.	458,395	3,979
	Ashford Hospitality Prime Inc.	398,480	3,877
^,*	Forestar Group Inc.	171,497	3,773
	Bluerock Residential Growth REIT Inc. Class A	356,048	3,600
^,*	Redfin Corp.	109,247	3,422
	Jernigan Capital Inc.	166,553	3,166
*	FRP Holdings Inc.	67,263	2,976

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Global Medical REIT Inc.	277,913	2,279
	Stratus Properties Inc.	73,967	2,197
	Safety Income and Growth Inc.	113,408	1,996
*	Maui Land & Pineapple Co. Inc.	88,360	1,529
	Gladstone Land Corp.	108,768	1,461
^	Wheeler REIT Inc.	136,025	1,358
*	Trinity Place Holdings Inc.	161,427	1,122
	Sotherly Hotels Inc.	166,788	1,076
	Griffin Industrial Realty Inc.	26,862	986
	Clipper Realty Inc.	81,981	819
*	Newmark Group Inc. Class A	45,721	727
	BRT Apartments Corp.	33,749	398
	Innovative Industrial Properties Inc.	6,892	223
*	InterGroup Corp.	6,400	150
	Condor Hospitality Trust Inc.	7,418	74
	Global Self Storage Inc.	4,745	22
*	Transcontinental Realty Investors Inc.	400	13
	RAIT Financial Trust	11,220	4
	CKX Lands Inc.	399	4
*	Power REIT	200	1
			5,283,308
Telecommunication Services (1.0%)
*	T-Mobile US Inc.	3,728,810	236,817
*	Zayo Group Holdings Inc.	2,393,861	88,094
*	Sprint Corp.	8,706,893	51,283
	Telephone & Data Systems Inc.	1,146,839	31,882
*	Vonage Holdings Corp.	2,627,312	26,720
	Cogent Communications Holdings Inc.	524,658	23,767
	Shenandoah Telecommunications Co.	610,568	20,637
*	Straight Path Communications Inc. Class B	96,912	17,618
*	General Communication Inc. Class A	352,104	13,739
^,*	Iridium Communications Inc.	1,039,037	12,261
*	Boingo Wireless Inc.	507,877	11,427
*	Cincinnati Bell Inc.	522,413	10,892
	Consolidated Communications Holdings Inc.	866,126	10,558
*	ORBCOMM Inc.	1,002,647	10,207
	ATN International Inc.	141,256	7,806
*	United States Cellular Corp.	200,098	7,530
^,*	Globalstar Inc.	5,308,746	6,954
^	Frontier Communications Corp.	1,027,366	6,945
	Spok Holdings Inc.	301,134	4,713
^	Windstream Holdings Inc.	2,476,278	4,581
*	pdvWireless Inc.	129,523	4,158
*	Hawaiian Telcom Holdco Inc.	128,938	3,979
	IDT Corp. Class B	284,401	3,015
*	Ooma Inc.	194,742	2,327
*	Alaska Communications Systems Group Inc.	491,436	1,317
^,*	Pareteum Corp.	270,154	559
*	Fusion Telecommunications International Inc.	24,824	93
*	NII Holdings Inc.	29,807	13
			619,892
Utilities (3.1%)
	Atmos Energy Corp.	1,388,538	119,262
	UGI Corp.	2,211,490	103,829
	Westar Energy Inc. Class A	1,813,421	95,749
	Aqua America Inc.	2,278,326	89,379
	Great Plains Energy Inc.	2,728,804	87,977
	OGE Energy Corp.	2,507,285	82,515
*	Calpine Corp.	4,593,982	69,507
	Vectren Corp.	1,047,557	68,112
	MDU Resources Group Inc.	2,480,143	66,666
*	Vistra Energy Corp.	3,634,804	66,590
	IDACORP Inc.	654,122	59,761
	National Fuel Gas Co.	1,078,845	59,239

49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
				Shares	($000)
	WGL Holdings Inc.			657,954	56,479
	Hawaiian Electric Industries Inc.			1,417,982	51,260
	Portland General Electric Co.			1,108,868	50,542
	Southwest Gas Holdings Inc.			617,608	49,705
	ONE Gas Inc.			678,296	49,692
	ALLETE Inc.			668,047	49,676
	Spire Inc.			608,860	45,756
	New Jersey Resources Corp.			1,132,839	45,540
	PNM Resources Inc.			1,052,240	42,563
	Avista Corp.			817,015	42,068
	Black Hills Corp.			688,874	41,408
	Avangrid Inc.			741,831	37,522
	NorthWestern Corp.			599,828	35,810
	South Jersey Industries Inc.			1,058,560	33,059
	MGE Energy Inc.			465,254	29,358
	California Water Service Group			642,781	29,150
	Ormat Technologies Inc.			453,792	29,025
	El Paso Electric Co.			515,193	28,516
	American States Water Co.			491,495	28,462
	Otter Tail Corp.			538,334	23,929
	Pattern Energy Group Inc. Class A			1,112,658	23,911
	Northwest Natural Gas Co.			380,682	22,708
*	Dynegy Inc.			1,748,457	20,719
	NRG Yield Inc.			960,481	18,153
	Chesapeake Utilities Corp.			223,727	17,574
	SJW Group			214,989	13,723
	Connecticut Water Service Inc.			161,909	9,295
	Unitil Corp.			199,792	9,114
	Middlesex Water Co.			226,639	9,045
*	Evoqua Water Technologies Corp.			348,686	8,267
	NRG Yield Inc. Class A			389,520	7,342
*	TerraForm Power Inc. Class A			597,339	7,144
	York Water Co.			167,476	5,677
^,*	Cadiz Inc.			309,760	4,414
	Artesian Resources Corp. Class A			108,222	4,173
*	AquaVenture Holdings Ltd.			191,005	2,964
^	Spark Energy Inc. Class A			194,464	2,411
*	Pure Cycle Corp.			194,651	1,625
^	RGC Resources Inc.			32,742	887
	Genie Energy Ltd. Class B			122,886	536
*	US Geothermal Inc.			130,343	450

					1,958,238

Total Common Stocks (Cost $45,401,908)					62,604,797

		Coupon

Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
4,5	Vanguard Market Liquidity Fund	1.458%		15,284,936	1,528,646

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Cash Management Bill	1.048%	1/2/18	15,000	15,000
6	United States Treasury Bill	1.209%	2/8/18	5,000	4,994
6	United States Treasury Bill	1.101%	2/22/18	3,240	3,234
6	United States Treasury Bill	1.169%	3/22/18	5,000	4,985

50

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 United States Treasury Bill	1.446%	5/31/18	12,600	12,525
				40,738
Total Temporary Cash Investments (Cost $1,569,329)				1,569,384
Total Investments (101.6%) (Cost $46,971,237)				64,174,181
Other Assets and Liabilities—Net (-1.6%)[5]				(1,028,629)
Net Assets (100%)				63,145,552

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $909,396,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.6%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $986,747,000 of collateral received for securities on loan.
6 Securities with a value of $22,647,000 have been segregated as initial margin for open futures contracts.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA980 022018

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.8%)[1]
Basic Materials (2.7%)
DowDuPont Inc.	56,375,123	4,015,036
Praxair Inc.	6,900,118	1,067,310
Air Products & Chemicals Inc.	5,261,758	863,349
Ecolab Inc.	6,269,263	841,210
LyondellBasell Industries NV Class A	7,606,024	839,097
PPG Industries Inc.	6,134,331	716,613
* Freeport-McMoRan Inc.	33,149,327	628,511
International Paper Co.	9,955,894	576,844
Nucor Corp.	7,663,601	487,252
Newmont Mining Corp.	12,857,363	482,408
Celanese Corp. Class A	3,269,457	350,093
Albemarle Corp.	2,661,967	340,439
Arconic Inc.	11,596,174	315,996
FMC Corp.	3,234,499	306,178
International Flavors & Fragrances Inc.	1,903,789	290,537
Eastman Chemical Co.	3,115,997	288,666
Avery Dennison Corp.	2,127,475	244,362
CF Industries Holdings Inc.	5,621,869	239,154
Steel Dynamics Inc.	5,427,475	234,087
* Alcoa Corp.	4,236,667	228,229
Chemours Co.	4,461,195	223,327
Mosaic Co.	8,462,076	217,137
* Axalta Coating Systems Ltd.	5,281,812	170,919
RPM International Inc.	3,211,547	168,349
Huntsman Corp.	4,903,191	163,227
United States Steel Corp.	4,215,987	148,361
Reliance Steel & Aluminum Co.	1,663,234	142,689
Olin Corp.	4,007,892	142,601
Royal Gold Inc.	1,575,871	129,411
WR Grace & Co.	1,636,989	114,802
Scotts Miracle-Gro Co.	1,055,050	112,880
Ashland Global Holdings Inc.	1,495,810	106,502
Westlake Chemical Corp.	932,249	99,312
Versum Materials Inc.	2,620,085	99,170
NewMarket Corp.	228,644	90,861
* Peabody Energy Corp.	2,264,471	89,152
PolyOne Corp.	1,964,355	85,449
* Univar Inc.	2,715,599	84,075
Cabot Corp.	1,276,994	78,650
Sensient Technologies Corp.	1,056,240	77,264
Domtar Corp.	1,506,584	74,606
* Allegheny Technologies Inc.	3,030,205	73,149
* Ingevity Corp.	1,015,382	71,554
HB Fuller Co.	1,209,823	65,173
US Silica Holdings Inc.	1,959,506	63,802
Balchem Corp.	770,333	62,089
^ Compass Minerals International Inc.	812,259	58,686
Minerals Technologies Inc.	850,325	58,545
Carpenter Technology Corp.	1,128,672	57,551
Commercial Metals Co.	2,659,035	56,691
* GCP Applied Technologies Inc.	1,642,965	52,411
* Cleveland-Cliffs Inc.	7,138,322	51,467
* Platform Specialty Products Corp.	4,848,194	48,094
KapStone Paper and Packaging Corp.	2,097,608	47,595
* Ferro Corp.	2,007,611	47,360
Worthington Industries Inc.	1,064,082	46,883
Quaker Chemical Corp.	303,592	45,779
Arch Coal Inc. Class A	476,188	44,362
Tronox Ltd. Class A	2,088,054	42,826
Kaiser Aluminum Corp.	386,499	41,297
Innospec Inc.	582,333	41,113

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	AK Steel Holding Corp.	7,199,561	40,750
	Stepan Co.	487,969	38,535
	Hecla Mining Co.	9,615,973	38,175
*	Cambrex Corp.	787,790	37,814
	Neenah Paper Inc.	406,118	36,815
*	Kraton Corp.	751,531	36,201
*	Coeur Mining Inc.	4,529,592	33,972
*	AdvanSix Inc.	694,461	29,216
	Calgon Carbon Corp.	1,230,277	26,205
	Rayonier Advanced Materials Inc.	1,244,747	25,455
*	Koppers Holdings Inc.	499,173	25,408
	Deltic Timber Corp.	262,645	24,045
	A Schulman Inc.	643,454	23,969
*	Century Aluminum Co.	1,158,118	22,745
	PH Glatfelter Co.	1,055,031	22,620
	Innophos Holdings Inc.	472,644	22,087
	KMG Chemicals Inc.	320,123	21,154
	Chase Corp.	169,347	20,406
*,^	Fairmount Santrol Holdings Inc.	3,788,350	19,813
*	SunCoke Energy Inc.	1,545,026	18,525
*	Clearwater Paper Corp.	398,203	18,078
*	CONSOL Energy Inc.	448,877	17,735
*	CSW Industrials Inc.	378,757	17,404
	Warrior Met Coal Inc.	648,357	16,306
*	Resolute Forest Products Inc.	1,422,992	15,724
*	Verso Corp.	854,249	15,009
	Tredegar Corp.	757,763	14,549
	Kronos Worldwide Inc.	557,794	14,374
*	PQ Group Holdings Inc.	830,720	13,665
	American Vanguard Corp.	641,620	12,608
*,^	Intrepid Potash Inc.	2,191,862	10,433
*	OMNOVA Solutions Inc.	1,015,125	10,151
	Haynes International Inc.	308,884	9,900
*	Codexis Inc.	1,067,547	8,914
	FutureFuel Corp.	626,058	8,821
*	Cloud Peak Energy Inc.	1,801,703	8,018
	Hawkins Inc.	226,714	7,980
*	Veritiv Corp.	269,080	7,776
*	Nexeo Solutions Inc.	803,457	7,311
	Aceto Corp.	704,722	7,280
*,^	Uranium Energy Corp.	3,447,808	6,103
	Gold Resource Corp.	1,343,123	5,910
	Olympic Steel Inc.	257,987	5,544
*	AgroFresh Solutions Inc.	683,772	5,060
*	Ryerson Holding Corp.	411,943	4,284
*,^	LSB Industries Inc.	465,930	4,082
*,^	ChromaDex Corp.	618,879	3,639
	Hallador Energy Co.	551,796	3,360
	Ampco-Pittsburgh Corp.	266,121	3,300
*	Universal Stainless & Alloy Products Inc.	153,551	3,289
*,^	Ur-Energy Inc.	3,848,666	2,631
	Synalloy Corp.	191,382	2,565
*	NL Industries Inc.	140,449	2,001
	Northern Technologies International Corp.	67,835	1,682
*	Senomyx Inc.	1,088,009	1,414
*,^	Ramaco Resources Inc.	156,834	1,079
*,^	Pershing Gold Corp.	421,254	1,011
	United-Guardian Inc.	41,621	770
	Friedman Industries Inc.	106,118	603
*,^	Westwater Resources Inc.	427,389	457
*,^	Marrone Bio Innovations Inc.	373,415	411
*	Centrus Energy Corp. Class A	91,778	368
*	Solitario Zinc Corp.	608,874	367
*	General Moly Inc.	1,063,026	350

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Westmoreland Coal Co.	287,003	347
^	US Gold Corp.	165,447	270
*,^	Comstock Mining Inc.	619,000	241
*,^	Golden Minerals Co.	516,559	223
*	Dynasil Corp. of America	158,073	187
*,^	Paramount Gold Nevada Corp.	99,135	129
*	Ikonics Corp.	6,410	50
*,^	Senestech Inc.	60,808	44
*,^	US Antimony Corp.	64,773	21
*	TOR Minerals International Inc.	2,580	15
			17,918,295
Consumer Goods (9.0%)
	Procter & Gamble Co.	61,125,747	5,616,234
	Coca-Cola Co.	92,395,438	4,239,103
	PepsiCo Inc.	34,268,128	4,109,434
	Philip Morris International Inc.	37,427,463	3,954,211
	Altria Group Inc.	46,001,334	3,284,955
	NIKE Inc. Class B	31,390,587	1,963,481
	Colgate-Palmolive Co.	21,164,517	1,596,863
	Mondelez International Inc. Class A	34,215,437	1,464,421
	Monsanto Co.	10,600,770	1,237,958
	General Motors Co.	29,092,915	1,192,519
	Ford Motor Co.	94,000,372	1,174,065
	Kraft Heinz Co.	14,686,536	1,142,025
	Activision Blizzard Inc.	17,311,588	1,096,170
	Kimberly-Clark Corp.	8,479,005	1,023,077
*,^	Tesla Inc.	3,240,648	1,008,976
	Constellation Brands Inc. Class A	3,944,175	901,520
	General Mills Inc.	13,698,027	812,156
*	Electronic Arts Inc.	7,422,094	779,765
	Estee Lauder Cos. Inc. Class A	5,418,562	689,458
*	Monster Beverage Corp.	10,197,447	645,396
	Stanley Black & Decker Inc.	3,694,780	626,967
	Tyson Foods Inc. Class A	7,171,444	581,389
	VF Corp.	7,617,091	563,665
*	Aptiv plc	6,408,603	543,642
	Archer-Daniels-Midland Co.	13,475,367	540,093
	Clorox Co.	3,108,418	462,346
	Kellogg Co.	6,659,469	452,711
	DR Horton Inc.	8,581,769	438,271
	Dr Pepper Snapple Group Inc.	4,351,543	422,361
*	Mohawk Industries Inc.	1,523,566	420,352
	Hershey Co.	3,430,130	389,354
	Conagra Brands Inc.	9,845,370	370,875
	Newell Brands Inc.	11,812,448	365,005
	Molson Coors Brewing Co. Class B	4,231,537	347,282
	JM Smucker Co.	2,598,880	322,885
	Genuine Parts Co.	3,358,051	319,048
	Lennar Corp. Class A	4,902,182	310,014
	Tapestry Inc.	6,851,937	303,061
	Brown-Forman Corp. Class B	4,410,136	302,844
	Church & Dwight Co. Inc.	6,013,942	301,719
*	Take-Two Interactive Software Inc.	2,748,216	301,699
*	NVR Inc.	85,689	300,616
	McCormick & Co. Inc.	2,884,241	293,933
	Whirlpool Corp.	1,732,234	292,124
	Lear Corp.	1,628,876	287,757
*	LKQ Corp.	7,069,497	287,516
	BorgWarner Inc.	5,083,390	259,710
	PVH Corp.	1,864,812	255,871
	Hasbro Inc.	2,700,847	245,480
	Ingredion Inc.	1,727,768	241,542
	Snap-on Inc.	1,373,963	239,482
	Hormel Foods Corp.	6,361,616	231,499

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Bunge Ltd.	3,387,511	227,234
	Campbell Soup Co.	4,709,331	226,566
*	Michael Kors Holdings Ltd.	3,481,279	219,147
	Coty Inc. Class A	10,836,998	215,548
	PulteGroup Inc.	6,388,555	212,419
	Harley-Davidson Inc.	4,056,267	206,383
	Leucadia National Corp.	7,744,630	205,155
	Lamb Weston Holdings Inc.	3,522,154	198,826
	Goodyear Tire & Rubber Co.	5,933,721	191,719
*	WABCO Holdings Inc.	1,291,685	185,357
	Hanesbrands Inc.	8,786,055	183,716
*	Middleby Corp.	1,347,279	181,815
	Thor Industries Inc.	1,205,908	181,754
*	Lululemon Athletica Inc.	2,270,705	178,455
	Polaris Industries Inc.	1,431,113	177,444
	Toll Brothers Inc.	3,631,406	174,380
	Pinnacle Foods Inc.	2,863,219	170,276
*	US Foods Holding Corp.	5,168,989	165,046
	Leggett & Platt Inc.	3,183,814	151,963
	Gentex Corp.	6,835,639	143,207
	Ralph Lauren Corp. Class A	1,334,064	138,329
	Carter's Inc.	1,139,542	133,885
^	Mattel Inc.	8,279,966	127,346
	Valvoline Inc.	4,879,777	122,287
*	Skechers U.S.A. Inc. Class A	3,227,542	122,130
*	Post Holdings Inc.	1,510,447	119,673
	Pool Corp.	920,387	119,328
	Brunswick Corp.	2,111,187	116,580
	CalAtlantic Group Inc.	1,990,317	112,234
*	Delphi Technologies plc	2,134,599	112,002
	Dana Inc.	3,486,818	111,613
*,^	Wayfair Inc.	1,293,982	103,868
*	Hain Celestial Group Inc.	2,374,950	100,674
*,^	Herbalife Ltd.	1,470,628	99,591
*	Visteon Corp.	749,811	93,831
	Snyder's-Lance Inc.	1,867,311	93,515
	Flowers Foods Inc.	4,307,154	83,171
	Nu Skin Enterprises Inc. Class A	1,207,312	82,375
*	Edgewell Personal Care Co.	1,348,441	80,084
*	Welbilt Inc.	3,350,301	78,766
*	Zynga Inc. Class A	18,890,348	75,561
	LCI Industries	571,113	74,245
	Tenneco Inc.	1,243,524	72,796
*	Darling Ingredients Inc.	3,962,950	71,848
	Energizer Holdings Inc.	1,464,200	70,252
	Wolverine World Wide Inc.	2,186,622	69,710
*,^	Blue Buffalo Pet Products Inc.	2,121,973	69,580
*,^	Tempur Sealy International Inc.	1,109,546	69,557
*,^	TreeHouse Foods Inc.	1,375,569	68,036
	KB Home	2,079,235	66,432
*,^	Under Armour Inc. Class A	4,544,534	65,578
	Tupperware Brands Corp.	1,043,114	65,403
*	TRI Pointe Group Inc.	3,616,892	64,815
	Sanderson Farms Inc.	465,297	64,574
*	Helen of Troy Ltd.	657,337	63,334
*	Deckers Outdoor Corp.	776,861	62,343
	Spectrum Brands Holdings Inc.	554,453	62,321
*	Steven Madden Ltd.	1,281,253	59,835
*,^	Under Armour Inc.	4,459,416	59,399
	Herman Miller Inc.	1,441,256	57,722
^	B&G Foods Inc.	1,607,471	56,503
	Lancaster Colony Corp.	431,810	55,794
	Vector Group Ltd.	2,448,392	54,795
	J&J Snack Foods Corp.	359,920	54,647

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Cooper-Standard Holdings Inc.	426,423	52,237
	Columbia Sportswear Co.	684,270	49,185
*,^	iRobot Corp.	638,006	48,935
*	Taylor Morrison Home Corp. Class A	1,975,149	48,332
*	Meritage Homes Corp.	921,095	47,160
*	Dorman Products Inc.	767,274	46,911
	Cooper Tire & Rubber Co.	1,229,620	43,467
*	American Axle & Manufacturing Holdings Inc.	2,408,577	41,018
	HNI Corp.	1,049,091	40,463
	Winnebago Industries Inc.	691,391	38,441
*,^	Boston Beer Co. Inc. Class A	199,156	38,059
	WD-40 Co.	321,814	37,974
	Nutrisystem Inc.	720,126	37,879
	Fresh Del Monte Produce Inc.	789,957	37,657
*	Pilgrim's Pride Corp.	1,200,947	37,301
	Interface Inc. Class A	1,450,028	36,468
	La-Z-Boy Inc.	1,159,114	36,164
*	G-III Apparel Group Ltd.	940,693	34,702
*	Sleep Number Corp.	910,313	34,219
	MDC Holdings Inc.	1,070,635	34,132
*	Hostess Brands Inc. Class A	2,276,849	33,720
	Camping World Holdings Inc. Class A	753,387	33,699
	Schweitzer-Mauduit International Inc.	740,894	33,607
*	Fox Factory Holding Corp.	852,564	33,122
	Universal Corp.	605,766	31,803
*	Cavco Industries Inc.	206,460	31,506
	Callaway Golf Co.	2,258,087	31,455
*	LGI Homes Inc.	416,388	31,242
*	ACCO Brands Corp.	2,551,783	31,132
	Seaboard Corp.	7,021	30,963
^	Calavo Growers Inc.	363,738	30,700
*,^	Cal-Maine Foods Inc.	685,476	30,469
	Steelcase Inc. Class A	1,949,922	29,639
	Oxford Industries Inc.	384,283	28,894
*	Gentherm Inc.	887,129	28,166
^	National Beverage Corp.	280,637	27,345
*	Central Garden & Pet Co. Class A	706,971	26,660
	Knoll Inc.	1,148,659	26,465
	Dean Foods Co.	2,238,981	25,883
*,^	Fitbit Inc. Class A	4,441,163	25,359
	Briggs & Stratton Corp.	980,479	24,875
	Coca-Cola Bottling Co. Consolidated	111,889	24,085
*	Modine Manufacturing Co.	1,150,131	23,233
^	MGP Ingredients Inc.	301,743	23,198
*	Avon Products Inc.	10,767,665	23,150
*	M/I Homes Inc.	659,624	22,691
*	USANA Health Sciences Inc.	293,705	21,749
	Standard Motor Products Inc.	469,564	21,088
*	Vista Outdoor Inc.	1,408,773	20,526
*	Crocs Inc.	1,588,315	20,076
*,^	GoPro Inc. Class A	2,631,734	19,922
	Andersons Inc.	627,234	19,538
	Lennar Corp. Class B	374,882	19,374
*	William Lyon Homes Class A	639,149	18,586
	Inter Parfums Inc.	423,383	18,396
	Medifast Inc.	262,877	18,351
*	Century Communities Inc.	562,327	17,488
	Ethan Allen Interiors Inc.	604,630	17,292
	Acushnet Holdings Corp.	804,719	16,963
	Titan International Inc.	1,239,399	15,963
	Kimball International Inc. Class B	849,767	15,865
*,^	Central Garden & Pet Co.	404,090	15,727
*	Universal Electronics Inc.	329,625	15,575
	Phibro Animal Health Corp. Class A	464,508	15,561

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Beazer Homes USA Inc.	771,034	14,812
*	Stoneridge Inc.	647,833	14,809
	Tower International Inc.	473,340	14,461
*	Malibu Boats Inc. Class A	481,686	14,321
^	Tootsie Roll Industries Inc.	382,321	13,917
*	Unifi Inc.	372,400	13,358
	John B Sanfilippo & Son Inc.	197,899	12,517
	Movado Group Inc.	381,687	12,290
*,^	elf Beauty Inc.	524,376	11,699
	National Presto Industries Inc.	117,579	11,693
*	ZAGG Inc.	630,115	11,626
*	Motorcar Parts of America Inc.	452,803	11,316
	Hooker Furniture Corp.	265,751	11,281
*,^	Freshpet Inc.	581,618	11,022
*	Nautilus Inc.	740,255	9,882
*	Hovnanian Enterprises Inc. Class A	2,900,638	9,717
*	MCBC Holdings Inc.	426,346	9,473
*,^	Amplify Snack Brands Inc.	781,970	9,391
*	Glu Mobile Inc.	2,519,517	9,171
	Bassett Furniture Industries Inc.	237,918	8,946
	Superior Industries International Inc.	585,406	8,693
	Flexsteel Industries Inc.	178,968	8,372
	Culp Inc.	249,220	8,349
*	Primo Water Corp.	663,967	8,346
*	Farmer Brothers Co.	250,444	8,052
*	Perry Ellis International Inc.	308,561	7,726
	Johnson Outdoors Inc. Class A	121,155	7,523
*,^	Fossil Group Inc.	939,538	7,300
*,^	22nd Century Group Inc.	2,607,138	7,300
	Turning Point Brands Inc.	345,043	7,291
	Limoneira Co.	306,988	6,877
	Superior Uniform Group Inc.	231,336	6,179
*	Vera Bradley Inc.	472,643	5,757
	Oil-Dri Corp. of America	126,337	5,243
*	Seneca Foods Corp. Class A	169,208	5,203
	Lifetime Brands Inc.	294,528	4,860
*	Craft Brew Alliance Inc.	251,775	4,834
*,^	Revlon Inc. Class A	207,651	4,527
	Libbey Inc.	578,775	4,352
	Weyco Group Inc.	145,772	4,332
*	Clarus Corp.	539,230	4,233
	Core Molding Technologies Inc.	187,022	4,058
*	New Home Co. Inc.	318,723	3,994
	Strattec Security Corp.	88,294	3,845
	Hamilton Beach Brands Holding Co. Class A	149,244	3,834
	Rocky Brands Inc.	185,059	3,498
*,^	Castle Brands Inc.	2,658,792	3,244
*	Lakeland Industries Inc.	215,776	3,140
*	Shiloh Industries Inc.	348,602	2,859
*,^	Eastman Kodak Co.	906,645	2,811
*	Delta Apparel Inc.	137,542	2,778
*,^	Vuzix Corp.	423,695	2,648
^	Orchids Paper Products Co.	202,290	2,589
*,^	Jamba Inc.	316,850	2,554
*	Alliance One International Inc.	192,604	2,552
	Marine Products Corp.	192,480	2,452
	Nature's Sunshine Products Inc.	209,302	2,417
	Escalade Inc.	193,788	2,384
*,^	PolarityTE Inc.	94,928	2,203
*,^	S&W Seed Co.	562,635	2,194
*	Skyline Corp.	159,664	2,052
*,^	Celsius Holdings Inc.	387,737	2,036
	A-Mark Precious Metals Inc.	136,129	2,002
	Alico Inc.	67,447	1,990

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Crown Crafts Inc.	274,576	1,771
	Kewaunee Scientific Corp.	56,675	1,644
*	US Auto Parts Network Inc.	640,827	1,615
*,^	Akoustis Technologies Inc.	251,593	1,567
*,^	Lipocine Inc.	454,497	1,563
*	Natural Alternatives International Inc.	148,830	1,537
*,^	JAKKS Pacific Inc.	619,016	1,455
*,^	Sequential Brands Group Inc.	816,861	1,454
*,^	Iconix Brand Group Inc.	1,103,201	1,423
	Acme United Corp.	59,859	1,401
*	Lifevantage Corp.	292,255	1,391
*	Funko Inc. Class A	197,330	1,312
	Rocky Mountain Chocolate Factory Inc.	107,748	1,271
	Unique Fabricating Inc.	159,609	1,184
*	Alpha Pro Tech Ltd.	293,460	1,174
	Virco Manufacturing Corp.	219,089	1,106
*	Dixie Group Inc.	282,155	1,086
	LS Starrett Co. Class A	105,296	906
*,^	Nova Lifestyle Inc.	361,361	867
*	Lifeway Foods Inc.	104,177	833
*	Tandy Leather Factory Inc.	93,919	723
*	Coffee Holding Co. Inc.	130,802	559
*	Willamette Valley Vineyards Inc.	63,497	529
*	Veru Inc.	439,774	506
	Mannatech Inc.	32,631	489
*	Cherokee Inc.	242,339	460
*	Zedge Inc. Class B	143,177	394
*,^	New Age Beverages Corp.	176,249	382
*	Charles & Colvard Ltd.	212,413	287
*,^	Reed's Inc.	176,831	274
*	Differential Brands Group Inc.	284,075	273
*	Vince Holding Corp.	39,303	243
*	Summer Infant Inc.	149,701	225
*	Emerson Radio Corp.	153,609	224
*,^	Long Island Iced Tea Corp.	41,833	213
	P&F Industries Inc. Class A	19,303	164
*,^	Clean Diesel Technologies Inc.	100,233	157
	Ocean Bio-Chem Inc.	22,278	97
*	Cyanotech Corp.	23,496	93
	CompX International Inc.	5,846	78
*	Hovnanian Enterprises Inc. Class B	19,300	65
*	CTI Industries Corp.	14,046	60
*	Crystal Rock Holdings Inc.	60,050	50
*	Koss Corp.	12,072	37
*	Bridgford Foods Corp.	1,914	24
*	Stanley Furniture Co. Inc.	4,400	4
*	JRjr33 Inc.	18,431	3
			59,415,835
Consumer Services (12.7%)
*	Amazon.com Inc.	9,872,842	11,545,993
	Home Depot Inc.	28,149,308	5,335,138
	Comcast Corp. Class A	112,431,166	4,502,868
	Walt Disney Co.	34,585,185	3,718,253
	Wal-Mart Stores Inc.	36,002,550	3,555,252
	McDonald's Corp.	19,210,798	3,306,563
*	Priceline Group Inc.	1,175,358	2,042,467
	Costco Wholesale Corp.	10,532,202	1,960,253
*	Netflix Inc.	9,908,095	1,901,958
	Starbucks Corp.	32,582,996	1,871,241
	Lowe's Cos. Inc.	20,074,723	1,865,745
	CVS Health Corp.	24,425,430	1,770,844
	Time Warner Inc.	17,827,942	1,630,722
*	Charter Communications Inc. Class A	4,494,305	1,509,907
	Walgreens Boots Alliance Inc.	20,681,944	1,501,923

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
TJX Cos. Inc.	14,570,529	1,114,063
* eBay Inc.	23,914,512	902,534
Marriott International Inc. Class A	6,591,334	894,642
Twenty-First Century Fox Inc. Class A	25,209,809	870,495
Delta Air Lines Inc.	15,467,890	866,202
Target Corp.	13,100,561	854,812
Southwest Airlines Co.	12,875,851	842,724
McKesson Corp.	5,024,684	783,599
Ross Stores Inc.	9,295,664	745,977
Sysco Corp.	11,302,720	686,414
Yum! Brands Inc.	8,122,537	662,880
Las Vegas Sands Corp.	9,527,318	662,053
Carnival Corp.	9,644,246	640,089
Dollar General Corp.	6,586,460	612,607
Kroger Co.	21,437,143	588,450
* Dollar Tree Inc.	5,427,344	582,408
American Airlines Group Inc.	10,381,353	540,142
* O'Reilly Automotive Inc.	2,049,613	493,014
Royal Caribbean Cruises Ltd.	4,127,865	492,372
CBS Corp. Class B	8,297,866	489,574
* AutoZone Inc.	662,580	471,340
Cardinal Health Inc.	7,581,816	464,538
* United Continental Holdings Inc.	6,233,686	420,150
Best Buy Co. Inc.	6,129,407	419,680
MGM Resorts International	12,280,048	410,031
Omnicom Group Inc.	5,555,873	404,634
Hilton Worldwide Holdings Inc.	5,015,497	400,538
Twenty-First Century Fox Inc.	10,779,848	367,808
Expedia Inc.	3,022,748	362,035
AmerisourceBergen Corp. Class A	3,942,216	361,974
L Brands Inc.	5,814,363	350,141
Wynn Resorts Ltd.	1,981,287	334,025
* Ulta Beauty Inc.	1,406,856	314,657
Nielsen Holdings plc	8,585,311	312,505
Tiffany & Co.	2,850,284	296,287
Darden Restaurants Inc.	2,981,432	286,277
* CarMax Inc.	4,394,373	281,811
Viacom Inc. Class B	8,779,880	270,508
Wyndham Worldwide Corp.	2,321,676	269,013
Aramark	5,895,386	251,969
* DISH Network Corp. Class A	5,221,233	249,314
* Norwegian Cruise Line Holdings Ltd.	4,403,284	234,475
* Liberty Interactive Corp. QVC Group Class A	9,318,586	227,560
Tractor Supply Co.	3,026,436	226,226
Kohl's Corp.	4,060,432	220,197
Alaska Air Group Inc.	2,965,866	218,021
* Copart Inc.	5,008,258	216,307
Gap Inc.	6,089,856	207,420
Vail Resorts Inc.	973,302	206,797
* Burlington Stores Inc.	1,644,577	202,332
Domino's Pizza Inc.	1,055,073	199,367
* Chipotle Mexican Grill Inc. Class A	680,507	196,687
Interpublic Group of Cos. Inc.	9,363,401	188,766
News Corp. Class A	11,606,788	188,146
Macy's Inc.	7,337,675	184,836
FactSet Research Systems Inc.	943,118	181,795
^ Sirius XM Holdings Inc.	33,234,606	178,137
Scripps Networks Interactive Inc. Class A	2,083,711	177,907
* JetBlue Airways Corp.	7,727,350	172,629
Advance Auto Parts Inc.	1,691,660	168,642
* ServiceMaster Global Holdings Inc.	3,250,520	166,654
KAR Auction Services Inc.	3,263,899	164,860
* Caesars Entertainment Corp.	12,754,455	161,344
Service Corp. International	4,280,293	159,741

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Liberty Media Corp-Liberty Formula One	4,501,169	153,760
*	GrubHub Inc.	2,091,245	150,151
*	Liberty Media Corp-Liberty SiriusXM	3,719,359	147,510
	Foot Locker Inc.	2,987,527	140,055
	Dunkin' Brands Group Inc.	2,171,136	139,973
*	Live Nation Entertainment Inc.	3,237,158	137,806
	Nordstrom Inc.	2,808,691	133,076
	H&R Block Inc.	5,036,378	132,054
*	Bright Horizons Family Solutions Inc.	1,284,187	120,714
	Rollins Inc.	2,371,103	110,327
	Six Flags Entertainment Corp.	1,617,815	107,698
	Dun & Bradstreet Corp.	890,397	105,432
*	Discovery Communications Inc.	4,965,324	105,116
*	Beacon Roofing Supply Inc.	1,630,633	103,969
*	Grand Canyon Education Inc.	1,156,590	103,549
	Casey's General Stores Inc.	912,919	102,192
	Sabre Corp.	4,636,672	95,052
^	Williams-Sonoma Inc.	1,832,018	94,715
	Chemed Corp.	384,956	93,552
^	Cracker Barrel Old Country Store Inc.	576,305	91,569
*	Liberty Media Corp-Liberty SiriusXM	2,306,891	91,491
*	TripAdvisor Inc.	2,583,482	89,027
*	Five Below Inc.	1,329,851	88,196
	Cinemark Holdings Inc.	2,523,895	87,882
	Extended Stay America Inc.	4,621,831	87,815
*	Madison Square Garden Co. Class A	412,599	86,996
	Dolby Laboratories Inc. Class A	1,358,721	84,241
*	Discovery Communications Inc. Class A	3,742,464	83,756
	Signet Jewelers Ltd.	1,455,592	82,314
	Nexstar Media Group Inc. Class A	1,043,684	81,616
	Texas Roadhouse Inc. Class A	1,536,634	80,950
	AMERCO	212,704	80,383
	Tribune Media Co. Class A	1,890,903	80,307
*	Yelp Inc. Class A	1,896,356	79,571
*	Performance Food Group Co.	2,393,305	79,218
	Cable One Inc.	110,475	77,703
*	Avis Budget Group Inc.	1,764,954	77,446
*	Hyatt Hotels Corp. Class A	1,029,053	75,677
*,^	Stamps.com Inc.	399,891	75,179
*	Hilton Grand Vacations Inc.	1,788,282	75,018
*	Spirit Airlines Inc.	1,671,776	74,979
*	Sprouts Farmers Market Inc.	3,046,746	74,188
*	SiteOne Landscape Supply Inc.	956,228	73,343
*,^	AutoNation Inc.	1,428,741	73,337
	TEGNA Inc.	5,174,401	72,856
	John Wiley & Sons Inc. Class A	1,099,711	72,306
	ILG Inc.	2,537,163	72,258
	American Eagle Outfitters Inc.	3,838,262	72,159
	Bed Bath & Beyond Inc.	3,275,352	72,025
	Wendy's Co.	4,371,935	71,787
*	Lions Gate Entertainment Corp. Class B	2,259,902	71,729
*	Planet Fitness Inc. Class A	2,067,486	71,597
	Jack in the Box Inc.	708,238	69,485
	Sinclair Broadcast Group Inc. Class A	1,832,772	69,370
	Marriott Vacations Worldwide Corp.	510,235	68,989
	Churchill Downs Inc.	296,186	68,922
	Choice Hotels International Inc.	887,397	68,862
	Aaron's Inc.	1,703,566	67,887
*	Scientific Games Corp. Class A	1,294,812	66,424
	Boyd Gaming Corp.	1,893,497	66,367
*	AMC Networks Inc. Class A	1,214,333	65,671
	Lithia Motors Inc. Class A	576,544	65,490
*	Murphy USA Inc.	797,799	64,111
*	Michaels Cos. Inc.	2,617,772	63,324

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	SkyWest Inc.	1,187,982	63,082
	Meredith Corp.	950,396	62,774
	Regal Entertainment Group Class A	2,727,885	62,769
*	Ollie's Bargain Outlet Holdings Inc.	1,177,216	62,687
*	Penn National Gaming Inc.	1,972,113	61,786
	Children's Place Inc.	422,929	61,473
	Hillenbrand Inc.	1,363,427	60,945
*	United Natural Foods Inc.	1,229,605	60,583
*	Urban Outfitters Inc.	1,696,892	59,493
	Graham Holdings Co. Class B	104,557	58,379
*	Sally Beauty Holdings Inc.	3,096,643	58,093
*	Liberty Expedia Holdings Inc. Class A	1,308,039	57,985
	Big Lots Inc.	1,026,598	57,643
	New York Times Co. Class A	3,108,544	57,508
*,^	Altice USA Inc. Class A	2,681,942	56,938
*	Sotheby's	1,075,598	55,501
	Red Rock Resorts Inc. Class A	1,641,712	55,391
	Adtalem Global Education Inc.	1,316,678	55,366
*	Dave & Buster's Entertainment Inc.	993,020	54,785
	Dick's Sporting Goods Inc.	1,892,018	54,377
	PriceSmart Inc.	624,004	53,727
*	Buffalo Wild Wings Inc.	336,689	52,641
*	Groupon Inc. Class A	10,102,430	51,522
*	Etsy Inc.	2,493,428	50,991
*,^	Rite Aid Corp.	25,616,542	50,465
*	Acxiom Corp.	1,830,370	50,445
	Hawaiian Holdings Inc.	1,264,465	50,389
	Cheesecake Factory Inc.	996,281	48,001
	Allegiant Travel Co. Class A	310,032	47,977
*	Rush Enterprises Inc. Class A	888,220	45,130
*,^	Cars.com Inc.	1,553,654	44,807
*,^	Lions Gate Entertainment Corp. Class A	1,324,648	44,786
	Time Inc.	2,423,456	44,713
	Office Depot Inc.	12,543,095	44,403
	GameStop Corp. Class A	2,432,454	43,663
	Brinker International Inc.	1,117,754	43,414
	Monro Inc.	758,610	43,203
*	Pinnacle Entertainment Inc.	1,317,514	43,122
*,^	Eldorado Resorts Inc.	1,290,857	42,792
	Bloomin' Brands Inc.	1,984,055	42,340
	Morningstar Inc.	413,883	40,134
*,^	RH	458,739	39,548
	Penske Automotive Group Inc.	822,867	39,374
*	Shutterfly Inc.	788,338	39,220
	Matthews International Corp. Class A	740,876	39,118
	Bob Evans Farms Inc.	480,570	37,879
*	La Quinta Holdings Inc.	1,967,610	36,322
*	Herc Holdings Inc.	580,041	36,316
	DSW Inc. Class A	1,654,880	35,431
	Group 1 Automotive Inc.	477,609	33,896
*,^	Chegg Inc.	2,072,337	33,821
	Core-Mark Holding Co. Inc.	1,061,428	33,520
	Papa John's International Inc.	593,324	33,291
	Caleres Inc.	984,764	32,970
*,^	Trade Desk Inc. Class A	710,978	32,513
	Gannett Co. Inc.	2,694,627	31,231
*	Gray Television Inc.	1,851,034	31,005
*	Weight Watchers International Inc.	698,484	30,929
	HSN Inc.	762,277	30,758
*	Asbury Automotive Group Inc.	452,201	28,941
*,^	Hertz Global Holdings Inc.	1,309,315	28,936
*	MSG Networks Inc.	1,415,242	28,659
	Abercrombie & Fitch Co.	1,639,203	28,571
*,^	Pandora Media Inc.	5,684,566	27,400

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Wingstop Inc.	698,618	27,232
*,^	Overstock.com Inc.	421,548	26,937
	World Wrestling Entertainment Inc. Class A	846,810	25,895
	Chico's FAS Inc.	2,929,697	25,840
	Tailored Brands Inc.	1,176,643	25,686
	Sonic Corp.	917,299	25,207
	Scholastic Corp.	614,333	24,641
*	Belmond Ltd. Class A	2,001,594	24,520
	Guess? Inc.	1,408,197	23,770
*	Houghton Mifflin Harcourt Co.	2,555,342	23,765
*	Diplomat Pharmacy Inc.	1,158,855	23,258
*	Liberty Media Corp-Liberty Formula One Class A	709,074	23,201
	International Speedway Corp. Class A	576,676	22,981
	SpartanNash Co.	857,887	22,888
	Strayer Education Inc.	254,425	22,791
*,^	Roku Inc.	436,054	22,579
*,^	JC Penney Co. Inc.	7,120,449	22,501
*	Quotient Technology Inc.	1,896,457	22,283
*,^	Lumber Liquidators Holdings Inc.	682,273	21,417
	PetMed Express Inc.	470,659	21,415
	DineEquity Inc.	420,621	21,338
*	EW Scripps Co. Class A	1,364,904	21,333
	Capella Education Co.	267,739	20,723
*	Simply Good Foods Co.	1,452,193	20,708
*	Denny's Corp.	1,541,520	20,410
	New Media Investment Group Inc.	1,200,521	20,145
	SUPERVALU Inc.	923,880	19,956
*	SP Plus Corp.	512,887	19,028
*	Career Education Corp.	1,573,098	19,003
*	Liberty Media Corp-Liberty Braves	842,578	18,722
*,^	TrueCar Inc.	1,666,719	18,667
	Entercom Communications Corp. Class A	1,728,119	18,664
*	Express Inc.	1,796,726	18,237
^	Dillard's Inc. Class A	301,518	18,106
*,^	Shake Shack Inc. Class A	413,354	17,857
*,^	SeaWorld Entertainment Inc.	1,313,820	17,829
*	Red Robin Gourmet Burgers Inc.	314,954	17,763
^	AMC Entertainment Holdings Inc. Class A	1,150,191	17,368
*	Laureate Education Inc. Class A	1,259,728	17,082
	BJ's Restaurants Inc.	465,826	16,956
^	Buckle Inc.	708,145	16,818
*	Liberty TripAdvisor Holdings Inc. Class A	1,771,628	16,698
*	Providence Service Corp.	279,757	16,601
*,^	Trupanion Inc.	542,549	15,880
	Ruth's Hospitality Group Inc.	728,605	15,774
*	K12 Inc.	945,097	15,027
*,^	ANGI Homeservices Inc. Class A	1,421,376	14,868
*	Genesco Inc.	447,870	14,556
*	National Vision Holdings Inc.	350,641	14,240
*,^	Party City Holdco Inc.	985,611	13,749
*,^	Conn's Inc.	378,970	13,472
*	Regis Corp.	854,710	13,128
*	MDC Partners Inc. Class A	1,340,693	13,072
	Finish Line Inc. Class A	882,946	12,829
*	Monarch Casino & Resort Inc.	278,648	12,489
	National CineMedia Inc.	1,788,182	12,267
*	Golden Entertainment Inc.	373,389	12,191
	Marcus Corp.	443,009	12,116
*	MarineMax Inc.	632,205	11,949
	Ingles Markets Inc. Class A	344,382	11,916
	Entravision Communications Corp. Class A	1,642,501	11,744
*	Chuy's Holdings Inc.	415,327	11,650
*	Biglari Holdings Inc.	27,926	11,573
^	Rent-A-Center Inc.	1,036,855	11,509

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	XO Group Inc.	614,493	11,344
*	Chefs' Warehouse Inc.	548,093	11,236
*	At Home Group Inc.	363,579	11,049
	Sonic Automotive Inc. Class A	586,860	10,828
*	Carrols Restaurant Group Inc.	834,724	10,142
*	Hibbett Sports Inc.	491,682	10,030
*	Zumiez Inc.	475,516	9,903
*	Care.com Inc.	545,824	9,847
*	Fiesta Restaurant Group Inc.	512,229	9,732
*	Titan Machinery Inc.	453,316	9,597
*	Ascena Retail Group Inc.	4,028,247	9,466
	Haverty Furniture Cos. Inc.	415,765	9,417
	Weis Markets Inc.	222,044	9,190
*	American Public Education Inc.	363,191	9,098
	Carriage Services Inc. Class A	353,152	9,080
	News Corp. Class B	544,791	9,044
	Barnes & Noble Inc.	1,349,297	9,040
	Emerald Expositions Events Inc.	432,165	8,790
	Tile Shop Holdings Inc.	911,446	8,750
*	Del Taco Restaurants Inc.	715,383	8,670
	Cato Corp. Class A	534,701	8,512
*,^	Cargurus Inc.	279,982	8,394
	Drive Shack Inc.	1,479,661	8,183
	Winmark Corp.	62,878	8,136
	Citi Trends Inc.	302,460	8,003
*	Del Frisco's Restaurant Group Inc.	523,836	7,988
	Pier 1 Imports Inc.	1,924,117	7,966
*,^	Zoe's Kitchen Inc.	475,563	7,951
*	America's Car-Mart Inc.	167,380	7,474
*	Potbelly Corp.	585,492	7,202
	Shoe Carnival Inc.	261,300	6,990
*	Clean Energy Fuels Corp.	3,319,737	6,739
*,^	Carvana Co.	350,630	6,704
*	QuinStreet Inc.	798,163	6,689
*	tronc Inc.	374,529	6,588
*	Barnes & Noble Education Inc.	786,662	6,482
*	Francesca's Holdings Corp.	873,158	6,383
*	TechTarget Inc.	452,241	6,295
*	1-800-Flowers.com Inc. Class A	585,063	6,260
*	Reading International Inc. Class A	372,750	6,225
	RCI Hospitality Holdings Inc.	220,371	6,166
	CSS Industries Inc.	217,491	6,053
*	Century Casinos Inc.	654,716	5,978
*,^	GNC Holdings Inc. Class A	1,541,549	5,688
	Nathan's Famous Inc.	73,372	5,540
*,^	Sportsman's Warehouse Holdings Inc.	822,116	5,434
*,^	Daily Journal Corp.	23,348	5,375
	Collectors Universe Inc.	186,701	5,347
*	Smart & Final Stores Inc.	621,991	5,318
*	Bridgepoint Education Inc. Class A	628,536	5,217
*	Lindblad Expeditions Holdings Inc.	528,911	5,178
*,^	Boot Barn Holdings Inc.	307,886	5,114
*	El Pollo Loco Holdings Inc.	512,366	5,072
*,^	Stitch Fix Inc. Class A	194,771	5,031
*	Bojangles' Inc.	424,423	5,008
	Speedway Motorsports Inc.	265,017	5,001
	Tilly's Inc. Class A	331,331	4,890
*	Avid Technology Inc.	902,451	4,864
*,^	Habit Restaurants Inc. Class A	505,540	4,828
*,^	Remark Holdings Inc.	492,206	4,789
*	Liberty Media Corp-Liberty Braves	217,055	4,786
*	Kirkland's Inc.	396,140	4,740
*	Hemisphere Media Group Inc. Class A	405,608	4,685
	Saga Communications Inc. Class A	115,556	4,674

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Lands' End Inc.	232,356	4,543
	Village Super Market Inc. Class A	185,350	4,250
*,^	Duluth Holdings Inc.	229,548	4,097
	Clear Channel Outdoor Holdings Inc. Class A	884,093	4,067
*,^	Boston Omaha Corp.	118,618	3,842
^	Big 5 Sporting Goods Corp.	475,843	3,616
^	Fred's Inc. Class A	870,223	3,524
*	Red Lion Hotels Corp.	352,425	3,471
*	Fogo De Chao Inc.	292,629	3,394
*	Liquidity Services Inc.	697,626	3,383
*	J Alexander's Holdings Inc.	329,314	3,194
*,^	Global Eagle Entertainment Inc.	1,375,392	3,150
*	Ascent Capital Group Inc. Class A	258,341	2,968
*	Build-A-Bear Workshop Inc.	316,025	2,907
*	FTD Cos. Inc.	402,549	2,894
*,^	Tuesday Morning Corp.	1,034,055	2,844
*	RealNetworks Inc.	791,808	2,708
^	Natural Health Trends Corp.	177,767	2,700
*	Full House Resorts Inc.	688,764	2,693
*	Marchex Inc. Class B	825,308	2,666
*,^	Lee Enterprises Inc.	1,126,859	2,648
	Liberty Tax Inc.	238,960	2,629
	YuMe Inc.	543,296	2,597
*,^	Noodles & Co. Class A	477,132	2,505
*,^	Blue Apron Holdings Inc. Class A	617,072	2,487
*	PCM Inc.	246,655	2,442
*	J. Jill Inc.	307,091	2,395
*,^	Inspired Entertainment Inc.	241,228	2,364
*	Vitamin Shoppe Inc.	531,206	2,337
*	Leaf Group Ltd.	228,866	2,266
*	AutoWeb Inc.	245,357	2,211
*,^	Natural Grocers by Vitamin Cottage Inc.	239,762	2,141
*,^	Sears Holdings Corp.	592,695	2,122
*	Town Sports International Holdings Inc.	380,413	2,111
*	Container Store Group Inc.	440,571	2,088
*,^	Cogint Inc.	474,404	2,087
	AH Belo Corp. Class A	428,938	2,059
*	Gaia Inc. Class A	160,559	1,991
*,^	Digital Turbine Inc.	1,085,631	1,943
*	Cambium Learning Group Inc.	333,388	1,894
	Peak Resorts Inc.	336,921	1,819
*	Townsquare Media Inc. Class A	226,296	1,738
*	EVINE Live Inc.	1,240,696	1,737
*	Destination XL Group Inc.	740,016	1,628
*	Rubicon Project Inc.	814,927	1,524
*,^	Papa Murphy's Holdings Inc.	261,858	1,409
*	New York & Co. Inc.	484,773	1,386
	Wayside Technology Group Inc.	82,067	1,371
	Salem Media Group Inc. Class A	304,136	1,369
*	Chicken Soup For The Soul Entertainment Inc.	116,305	1,047
	Beasley Broadcast Group Inc. Class A	76,851	1,030
^	Stage Stores Inc.	604,214	1,015
*	Urban One Inc.	577,563	1,011
*	Travelzoo	152,382	983
*	TheStreet Inc.	664,861	964
^	Stein Mart Inc.	781,770	907
*,^	Destination Maternity Corp.	296,396	880
*,^	McClatchy Co. Class A	96,865	865
	Dover Motorsports Inc.	442,500	863
*	Nevada Gold & Casinos Inc.	313,955	838
*,^	Social Reality Inc.	147,420	833
*	Luby's Inc.	308,772	815
*	Harte-Hanks Inc.	789,630	749
*	Profire Energy Inc.	385,509	740

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Bravo Brio Restaurant Group Inc.	238,286	596
	Ark Restaurants Corp.	21,310	576
*,^	Famous Dave's of America Inc.	86,505	571
*	Christopher & Banks Corp.	425,395	540
	Canterbury Park Holding Corp.	31,505	518
*,^	Interpace Diagnostics Group Inc.	493,138	503
*	Educational Development Corp.	23,623	448
*	ONE Group Hospitality Inc.	184,852	442
*,^	Good Times Restaurants Inc.	154,244	409
*	Emmis Communications Corp. Class A	112,373	398
*	Rush Enterprises Inc. Class B	7,149	345
*,^	Kona Grill Inc.	152,060	266
^	National American University Holdings Inc.	170,808	239
*,^	Ifresh Inc.	14,546	193
*,^	Genius Brands International Inc.	68,896	187
*,^	Sears Hometown and Outlet Stores Inc.	71,795	187
	Value Line Inc.	9,438	183
*	Diversified Restaurant Holdings Inc.	102,027	163
*	Rave Restaurant Group Inc.	109,555	160
*	Spark Networks SE ADR	11,270	143
	Flanigan's Enterprises Inc.	5,278	122
	Insignia Systems Inc.	96,450	115
*	Dover Downs Gaming & Entertainment Inc.	90,486	92
	Haverty Furniture Cos. Inc. Class A	1,375	31
*	SPAR Group Inc.	19,446	24
*	NTN Buzztime Inc.	4,842	20
	Viacom Inc. Class A	300	10
*	Youngevity International Inc.	1,800	7
*,2	Universal Travel Group	42,843	7
*	Eastside Distilling Inc.	1,400	6
*	DGSE Cos. Inc.	2,900	3
*	YogaWorks Inc.	800	2
*	Urban One Inc. Class A	950	2
*	RLJ Entertainment Inc.	300	1
			84,504,922
Financials (20.5%)
*	Berkshire Hathaway Inc. Class B	45,474,304	9,013,917
	JPMorgan Chase & Co.	83,637,226	8,944,165
	Bank of America Corp.	238,841,012	7,050,587
	Wells Fargo & Co.	106,828,251	6,481,270
	Visa Inc. Class A	43,714,213	4,984,295
	Citigroup Inc.	63,729,446	4,742,108
	Mastercard Inc. Class A	22,636,557	3,426,269
	Goldman Sachs Group Inc.	8,183,030	2,084,709
	US Bancorp	37,988,582	2,035,428
	Morgan Stanley	32,672,577	1,714,330
	American Express Co.	16,775,218	1,665,947
	PNC Financial Services Group Inc.	11,462,605	1,653,939
	Chubb Ltd.	10,622,672	1,552,291
	Charles Schwab Corp.	29,077,866	1,493,730
	American Tower Corp.	10,338,098	1,474,936
	BlackRock Inc.	2,704,161	1,389,155
	American International Group Inc.	21,662,377	1,290,644
	Simon Property Group Inc.	7,492,974	1,286,843
	Bank of New York Mellon Corp.	23,440,821	1,262,523
	CME Group Inc.	8,201,078	1,197,767
	Prudential Financial Inc.	10,210,850	1,174,044
	Capital One Financial Corp.	11,686,096	1,163,701
	Crown Castle International Corp.	9,794,501	1,087,288
	S&P Global Inc.	6,147,195	1,041,335
	MetLife Inc.	20,476,109	1,035,272
	Marsh & McLennan Cos. Inc.	12,297,229	1,000,871
	Intercontinental Exchange Inc.	14,100,133	994,905
	BB&T Corp.	19,011,046	945,229

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Allstate Corp.	8,673,887	908,243
Travelers Cos. Inc.	6,594,510	894,479
Equinix Inc.	1,885,763	854,666
Aflac Inc.	9,468,423	831,138
State Street Corp.	8,489,285	828,639
Prologis Inc.	12,765,408	823,496
Aon plc	6,023,157	807,103
Progressive Corp.	14,016,509	789,410
Public Storage	3,566,667	745,433
SunTrust Banks Inc.	11,468,379	740,743
Synchrony Financial	17,942,304	692,752
Discover Financial Services	8,783,070	675,594
Weyerhaeuser Co.	18,185,029	641,204
Ameriprise Financial Inc.	3,564,699	604,110
AvalonBay Communities Inc.	3,328,168	593,778
T. Rowe Price Group Inc.	5,546,582	582,003
Moody's Corp.	3,915,465	577,962
Welltower Inc.	8,922,518	568,989
Equity Residential	8,853,320	564,576
Digital Realty Trust Inc.	4,952,102	564,044
M&T Bank Corp.	3,265,286	558,331
KeyCorp	25,909,870	522,602
Northern Trust Corp.	5,207,104	520,138
Fifth Third Bancorp	16,998,580	515,737
Ventas Inc.	8,584,688	515,167
Citizens Financial Group Inc.	11,851,657	497,533
Principal Financial Group Inc.	6,956,244	490,833
Boston Properties Inc.	3,719,963	483,707
Hartford Financial Services Group Inc.	8,592,025	483,559
Regions Financial Corp.	27,944,744	482,885
Willis Towers Watson plc	3,177,033	478,747
* SBA Communications Corp. Class A	2,833,874	462,942
Lincoln National Corp.	5,268,365	404,979
Realty Income Corp.	6,787,899	387,046
TD Ameritrade Holding Corp.	7,516,133	384,300
Essex Property Trust Inc.	1,591,286	384,089
Huntington Bancshares Inc.	26,036,218	379,087
* IHS Markit Ltd.	8,172,189	368,974
Comerica Inc.	4,189,415	363,683
* Markel Corp.	318,785	363,138
Loews Corp.	7,256,348	363,035
Invesco Ltd.	9,800,233	358,101
Host Hotels & Resorts Inc.	17,829,240	353,910
Franklin Resources Inc.	8,004,702	346,844
GGP Inc.	14,820,717	346,657
Equifax Inc.	2,893,257	341,173
Cboe Global Markets Inc.	2,734,442	340,684
First Republic Bank	3,869,245	335,231
Annaly Capital Management Inc.	27,893,663	331,656
* E*TRADE Financial Corp.	6,497,404	322,076
Vornado Realty Trust	4,116,172	321,802
* CBRE Group Inc. Class A	7,352,042	318,417
Ally Financial Inc.	10,681,121	311,461
Alexandria Real Estate Equities Inc.	2,305,456	301,070
* SVB Financial Group	1,270,453	296,994
Unum Group	5,400,739	296,447
HCP Inc.	11,302,433	294,767
* Berkshire Hathaway Inc. Class A	984	292,838
Cincinnati Financial Corp.	3,754,653	281,486
Raymond James Financial Inc.	3,123,091	278,892
Mid-America Apartment Communities Inc.	2,735,416	275,073
Arthur J Gallagher & Co.	4,345,014	274,952
Affiliated Managers Group Inc.	1,339,121	274,855
MSCI Inc. Class A	2,171,822	274,822

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Arch Capital Group Ltd.	2,992,487	271,628
Regency Centers Corp.	3,689,463	255,237
* Liberty Broadband Corp.	2,976,423	253,472
Extra Space Storage Inc.	2,884,639	252,262
UDR Inc.	6,442,939	248,182
SEI Investments Co.	3,426,255	246,211
FNF Group	6,241,617	244,921
Zions Bancorporation	4,812,214	244,605
Iron Mountain Inc.	6,443,775	243,124
Reinsurance Group of America Inc. Class A	1,550,433	241,759
SL Green Realty Corp.	2,378,258	240,038
Torchmark Corp.	2,639,570	239,435
Duke Realty Corp.	8,567,121	233,111
Federal Realty Investment Trust	1,744,443	231,679
Macerich Co.	3,392,259	222,804
Everest Re Group Ltd.	988,824	218,787
XL Group Ltd.	6,165,648	216,784
Nasdaq Inc.	2,807,526	215,702
Voya Financial Inc.	4,323,788	213,898
East West Bancorp Inc.	3,480,464	211,717
Western Union Co.	11,067,279	210,389
* Alleghany Corp.	352,550	210,152
Camden Property Trust	2,230,081	205,301
AGNC Investment Corp.	9,392,049	189,625
American Financial Group Inc.	1,693,035	183,762
VEREIT Inc.	23,442,496	182,617
WP Carey Inc.	2,571,891	177,203
Kimco Realty Corp.	9,744,757	176,867
Kilroy Realty Corp.	2,363,628	176,445
MarketAxess Holdings Inc.	859,485	173,401
* Signature Bank	1,250,174	171,599
Equity LifeStyle Properties Inc.	1,925,434	171,402
Janus Henderson Group plc	4,346,021	166,279
Apartment Investment & Management Co.	3,776,400	165,066
Sun Communities Inc.	1,775,794	164,758
Lazard Ltd. Class A	3,123,731	163,996
Gaming and Leisure Properties Inc.	4,397,408	162,704
Jones Lang LaSalle Inc.	1,091,449	162,550
Invitation Homes Inc.	6,870,607	161,940
Douglas Emmett Inc.	3,874,242	159,076
National Retail Properties Inc.	3,657,503	157,748
WR Berkley Corp.	2,190,863	156,975
PacWest Bancorp	3,104,091	156,446
^ CIT Group Inc.	3,163,252	155,727
People's United Financial Inc.	8,260,777	154,477
Liberty Property Trust	3,535,539	152,064
Eaton Vance Corp.	2,689,122	151,640
Lamar Advertising Co. Class A	2,025,285	150,357
First American Financial Corp.	2,664,942	149,343
Healthcare Trust of America Inc. Class A	4,929,735	148,089
Forest City Realty Trust Inc. Class A	6,139,246	147,956
Brown & Brown Inc.	2,862,446	147,301
New York Community Bancorp Inc.	11,160,664	145,312
Colony NorthStar Inc. Class A	12,495,072	142,569
* Athene Holding Ltd. Class A	2,746,941	142,044
Bank of the Ozarks	2,922,093	141,575
First Horizon National Corp.	7,009,601	140,122
Brixmor Property Group Inc.	7,350,318	137,157
American Homes 4 Rent Class A	6,199,114	135,389
* Brighthouse Financial Inc.	2,306,109	135,230
American Campus Communities Inc.	3,283,319	134,715
Starwood Property Trust Inc.	6,263,020	133,715
Synovus Financial Corp.	2,764,307	132,521
New Residential Investment Corp.	7,382,232	131,994

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^	Omega Healthcare Investors Inc.	4,766,893	131,280
	DCT Industrial Trust Inc.	2,232,533	131,228
	Assurant Inc.	1,293,392	130,426
	Commerce Bancshares Inc.	2,326,273	129,899
	Cullen/Frost Bankers Inc.	1,371,901	129,850
*	Western Alliance Bancorp	2,285,806	129,422
	Old Republic International Corp.	6,024,337	128,800
	Hudson Pacific Properties Inc.	3,756,905	128,674
	Sterling Bancorp	5,133,674	126,288
	CubeSmart	4,363,608	126,196
*	MGIC Investment Corp.	8,919,022	125,847
	Highwoods Properties Inc.	2,470,390	125,768
	Webster Financial Corp.	2,226,062	125,016
	CyrusOne Inc.	2,088,124	124,306
	RenaissanceRe Holdings Ltd.	965,790	121,294
*	Black Knight Inc.	2,733,286	120,675
	Medical Properties Trust Inc.	8,729,556	120,293
	LPL Financial Holdings Inc.	2,065,911	118,046
	Pinnacle Financial Partners Inc.	1,779,603	117,988
*	Howard Hughes Corp.	881,422	115,704
	EPR Properties	1,765,451	115,566
	Hospitality Properties Trust	3,768,416	112,487
	Prosperity Bancshares Inc.	1,600,134	112,121
	Park Hotels & Resorts Inc.	3,880,676	111,569
	Wintrust Financial Corp.	1,344,814	110,772
	Hanover Insurance Group Inc.	1,019,385	110,175
	Umpqua Holdings Corp.	5,283,354	109,894
	Senior Housing Properties Trust	5,697,423	109,106
	Primerica Inc.	1,067,007	108,355
	FNB Corp.	7,788,390	107,636
	STORE Capital Corp.	4,112,411	107,087
	Radian Group Inc.	5,177,870	106,716
*	Texas Capital Bancshares Inc.	1,195,115	106,246
*	Liberty Ventures Class A	1,957,154	106,156
	BankUnited Inc.	2,570,404	104,667
*	Zillow Group Inc.	2,536,143	103,779
	Gramercy Property Trust	3,857,517	102,841
	Hancock Holding Co.	2,048,033	101,378
	Axis Capital Holdings Ltd.	2,000,834	100,562
	CNO Financial Group Inc.	4,068,994	100,463
	IBERIABANK Corp.	1,291,227	100,070
	Life Storage Inc.	1,120,084	99,766
	Apple Hospitality REIT Inc.	5,065,830	99,341
	Rayonier Inc.	3,106,926	98,272
*,^	Credit Acceptance Corp.	303,498	98,176
	Weingarten Realty Investors	2,942,749	96,728
	Interactive Brokers Group Inc.	1,631,532	96,603
	Healthcare Realty Trust Inc.	3,002,291	96,434
	Assured Guaranty Ltd.	2,823,432	95,630
	Spirit Realty Capital Inc.	11,077,584	95,046
	CoreSite Realty Corp.	824,065	93,861
	Cousins Properties Inc.	10,100,903	93,433
	Stifel Financial Corp.	1,568,560	93,423
	Associated Banc-Corp	3,646,530	92,622
	RLJ Lodging Trust	4,207,612	92,441
	Chemical Financial Corp.	1,718,116	91,868
*	Equity Commonwealth	2,990,815	91,250
	Taubman Centers Inc.	1,392,721	91,126
	First Industrial Realty Trust Inc.	2,882,303	90,706
	Sunstone Hotel Investors Inc.	5,402,859	89,309
	Bank of Hawaii Corp.	1,036,453	88,824
	Legg Mason Inc.	2,102,129	88,247
	JBG SMITH Properties	2,538,511	88,162
	Popular Inc.	2,471,053	87,698

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Investors Bancorp Inc.	6,300,358	87,449
* Essent Group Ltd.	2,012,707	87,392
Realogy Holdings Corp.	3,276,396	86,824
Home BancShares Inc.	3,733,155	86,796
MB Financial Inc.	1,922,989	85,611
Validus Holdings Ltd.	1,816,319	85,222
Navient Corp.	6,357,392	84,680
United Bankshares Inc.	2,413,937	83,884
BGC Partners Inc. Class A	5,498,188	83,078
Selective Insurance Group Inc.	1,405,135	82,481
Sabra Health Care REIT Inc.	4,287,311	80,473
Federated Investors Inc. Class B	2,198,546	79,324
Chimera Investment Corp.	4,258,191	78,691
Empire State Realty Trust Inc.	3,818,992	78,404
UMB Financial Corp.	1,088,993	78,320
Cathay General Bancorp	1,853,397	78,158
Physicians Realty Trust	4,320,122	77,719
^ Blackstone Mortgage Trust Inc. Class A	2,414,891	77,711
Outfront Media Inc.	3,338,712	77,458
Paramount Group Inc.	4,866,218	77,130
Brandywine Realty Trust	4,228,419	76,915
Corporate Office Properties Trust	2,616,747	76,409
LaSalle Hotel Properties	2,719,238	76,329
TCF Financial Corp.	3,718,994	76,239
Columbia Banking System Inc.	1,754,746	76,226
Fulton Financial Corp.	4,232,297	75,758
MFA Financial Inc.	9,466,399	74,974
FirstCash Inc.	1,102,818	74,385
Glacier Bancorp Inc.	1,883,752	74,201
Retail Properties of America Inc.	5,507,784	74,025
ProAssurance Corp.	1,287,453	73,578
Erie Indemnity Co. Class A	602,968	73,466
South State Corp.	839,766	73,186
Washington Federal Inc.	2,116,008	72,473
Ryman Hospitality Properties Inc.	1,047,897	72,326
^ Uniti Group Inc.	4,035,443	71,791
National Health Investors Inc.	947,476	71,421
GEO Group Inc.	2,987,455	70,504
First Financial Bankshares Inc.	1,535,975	69,196
EastGroup Properties Inc.	781,201	69,043
White Mountains Insurance Group Ltd.	80,421	68,461
DDR Corp.	7,613,430	68,216
Piedmont Office Realty Trust Inc. Class A	3,476,039	68,165
Two Harbors Investment Corp.	4,173,658	67,864
Valley National Bancorp	6,012,640	67,462
Evercore Inc. Class A	746,510	67,186
* Green Dot Corp. Class A	1,104,739	66,572
Columbia Property Trust Inc.	2,892,171	66,375
Community Bank System Inc.	1,223,087	65,741
CoreCivic Inc.	2,847,989	64,080
Kemper Corp.	927,973	63,937
Education Realty Trust Inc.	1,820,989	63,589
Urban Edge Properties	2,466,812	62,879
American Equity Investment Life Holding Co.	2,029,595	62,369
BancorpSouth Bank	1,973,810	62,076
STAG Industrial Inc.	2,261,076	61,795
RLI Corp.	1,014,322	61,529
Pebblebrook Hotel Trust	1,652,095	61,408
^ Tanger Factory Outlet Centers Inc.	2,308,067	61,187
American National Insurance Co.	474,684	60,878
First Midwest Bancorp Inc.	2,512,675	60,329
CVB Financial Corp.	2,541,353	59,874
First Citizens BancShares Inc. Class A	147,704	59,525
PS Business Parks Inc.	473,358	59,212

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	LendingTree Inc.	172,797	58,829
	Aspen Insurance Holdings Ltd.	1,444,054	58,629
	Washington REIT	1,883,868	58,626
*	SLM Corp.	5,153,839	58,238
*	HealthEquity Inc.	1,235,033	57,627
	Old National Bancorp	3,281,875	57,269
	Hope Bancorp Inc.	3,127,928	57,085
	Great Western Bancorp Inc.	1,427,144	56,800
	Simmons First National Corp. Class A	986,920	56,353
	QTS Realty Trust Inc. Class A	1,030,143	55,793
	Acadia Realty Trust	2,016,961	55,184
	Xenia Hotels & Resorts Inc.	2,552,213	55,102
	Rexford Industrial Realty Inc.	1,881,289	54,858
	International Bancshares Corp.	1,378,507	54,727
*	Zillow Group Inc. Class A	1,335,733	54,418
	DiamondRock Hospitality Co.	4,804,435	54,242
	Kennedy-Wilson Holdings Inc.	3,093,099	53,665
	Retail Opportunity Investments Corp.	2,634,661	52,561
	BOK Financial Corp.	556,839	51,407
	Trustmark Corp.	1,582,638	50,423
*	FCB Financial Holdings Inc. Class A	991,298	50,358
	Lexington Realty Trust	5,203,808	50,217
	First Merchants Corp.	1,186,488	49,904
	Potlatch Corp.	986,120	49,207
*	HRG Group Inc.	2,898,424	49,128
	Santander Consumer USA Holdings Inc.	2,629,412	48,960
*	Blackhawk Network Holdings Inc.	1,368,265	48,779
	Invesco Mortgage Capital Inc.	2,677,377	47,738
	United Community Banks Inc.	1,680,045	47,276
	Apollo Commercial Real Estate Finance Inc.	2,540,153	46,866
	Financial Engines Inc.	1,525,120	46,211
	Terreno Realty Corp.	1,317,452	46,190
	LegacyTexas Financial Group Inc.	1,089,767	45,999
	Independent Bank Corp.	657,705	45,941
	Renasant Corp.	1,111,452	45,447
	ServisFirst Bancshares Inc.	1,091,789	45,309
*	Eagle Bancorp Inc.	778,561	45,079
	Artisan Partners Asset Management Inc. Class A	1,138,167	44,958
	Government Properties Income Trust	2,373,228	44,000
	Hilltop Holdings Inc.	1,727,437	43,756
	Banner Corp.	791,996	43,655
	Horace Mann Educators Corp.	977,115	43,091
	HFF Inc. Class A	874,801	42,550
	Argo Group International Holdings Ltd.	689,260	42,493
*	OneMain Holdings Inc.	1,634,315	42,476
	Waddell & Reed Financial Inc. Class A	1,900,703	42,462
	Towne Bank	1,369,930	42,125
*	Pacific Premier Bancorp Inc.	1,051,552	42,062
	Mack-Cali Realty Corp.	1,944,724	41,928
	WesBanco Inc.	1,022,952	41,583
	LTC Properties Inc.	948,268	41,297
*,^	BofI Holding Inc.	1,376,152	41,147
	Ameris Bancorp	849,827	40,962
	Capitol Federal Financial Inc.	3,052,235	40,930
	Kite Realty Group Trust	2,052,736	40,234
*	Enstar Group Ltd.	198,967	39,943
	First Hawaiian Inc.	1,365,492	39,845
	Provident Financial Services Inc.	1,441,981	38,890
	Moelis & Co. Class A	793,641	38,492
	Four Corners Property Trust Inc.	1,488,697	38,260
	Union Bankshares Corp.	1,053,455	38,103
	Summit Hotel Properties Inc.	2,493,633	37,978
	NBT Bancorp Inc.	1,028,193	37,838
	Select Income REIT	1,504,368	37,805

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Genworth Financial Inc. Class A	12,117,126	37,684
	First Financial Bancorp	1,426,686	37,593
	Chesapeake Lodging Trust	1,380,336	37,393
	Northwest Bancshares Inc.	2,233,375	37,364
*	LendingClub Corp.	9,014,242	37,229
	Westamerica Bancorporation	617,484	36,771
	WSFS Financial Corp.	763,643	36,540
	American Assets Trust Inc.	953,931	36,478
	Mercury General Corp.	672,551	35,941
	WisdomTree Investments Inc.	2,849,342	35,759
	CenterState Bank Corp.	1,376,147	35,408
*,^	PRA Group Inc.	1,040,939	34,559
	Heartland Financial USA Inc.	643,419	34,519
	Agree Realty Corp.	668,356	34,380
	Park National Corp.	322,391	33,529
	Berkshire Hills Bancorp Inc.	914,475	33,470
	Global Net Lease Inc.	1,615,438	33,246
	First Commonwealth Financial Corp.	2,317,453	33,186
	Employers Holdings Inc.	736,149	32,685
	S&T Bancorp Inc.	818,263	32,575
	National Storage Affiliates Trust	1,188,113	32,388
	Washington Prime Group Inc.	4,520,112	32,183
	Independent Bank Group Inc.	473,816	32,030
*	Walker & Dunlop Inc.	672,729	31,955
*	Quality Care Properties Inc.	2,254,159	31,130
	Alexander & Baldwin Inc.	1,116,876	30,982
	First Busey Corp.	1,029,855	30,834
	Boston Private Financial Holdings Inc.	1,965,748	30,371
	CYS Investments Inc.	3,781,364	30,364
	CareTrust REIT Inc.	1,809,222	30,323
*	Third Point Reinsurance Ltd.	2,053,573	30,085
	Piper Jaffray Cos.	347,364	29,960
	Navigators Group Inc.	609,419	29,679
	First Interstate BancSystem Inc. Class A	736,354	29,491
	Monmouth Real Estate Investment Corp.	1,636,282	29,126
	Houlihan Lokey Inc. Class A	634,370	28,819
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,197,623	28,815
	Tompkins Financial Corp.	351,682	28,609
	AMERISAFE Inc.	464,110	28,589
	Ramco-Gershenson Properties Trust	1,927,608	28,394
	Lakeland Financial Corp.	579,318	28,091
	Safety Insurance Group Inc.	348,354	28,008
	NRG Yield Inc.	1,476,452	27,905
	National General Holdings Corp.	1,419,210	27,873
	Brookline Bancorp Inc.	1,769,011	27,773
	Beneficial Bancorp Inc.	1,674,276	27,542
	Redwood Trust Inc.	1,835,711	27,205
*	Seacoast Banking Corp. of Florida	1,064,702	26,841
	Infinity Property & Casualty Corp.	252,598	26,775
	Franklin Street Properties Corp.	2,467,811	26,504
	State Bank Financial Corp.	883,145	26,353
^	ARMOUR Residential REIT Inc.	997,212	25,648
*	Cannae Holdings Inc.	1,499,093	25,530
	Kearny Financial Corp.	1,763,451	25,482
*	First BanCorp	4,913,763	25,060
	First Bancorp	709,439	25,050
	City Holding Co.	368,867	24,887
^	Seritage Growth Properties Class A	611,459	24,740
	Chatham Lodging Trust	1,083,038	24,650
	Meridian Bancorp Inc.	1,189,623	24,506
	James River Group Holdings Ltd.	601,772	24,077
	Cohen & Steers Inc.	507,310	23,991
	PennyMac Mortgage Investment Trust	1,491,188	23,963
	Enterprise Financial Services Corp.	528,322	23,854

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^	CBL & Associates Properties Inc.	4,212,194	23,841
*,^	Encore Capital Group Inc.	564,561	23,768
	Ladder Capital Corp. Class A	1,738,346	23,694
^	AmTrust Financial Services Inc.	2,327,850	23,441
	Tier REIT Inc.	1,138,739	23,219
*	NMI Holdings Inc. Class A	1,364,829	23,202
	Stewart Information Services Corp.	543,740	23,000
	Universal Health Realty Income Trust	306,057	22,988
	Southside Bancshares Inc.	679,995	22,902
	Hanmi Financial Corp.	747,384	22,683
	Easterly Government Properties Inc.	1,053,486	22,481
	United Fire Group Inc.	485,408	22,125
	Sandy Spring Bancorp Inc.	555,720	21,684
^	Virtu Financial Inc. Class A	1,175,714	21,516
	Banc of California Inc.	1,038,656	21,448
	MainSource Financial Group Inc.	590,048	21,425
	Heritage Financial Corp.	691,834	21,308
	Lakeland Bancorp Inc.	1,103,153	21,236
	United Financial Bancorp Inc.	1,200,388	21,175
	TFS Financial Corp.	1,413,941	21,124
	Central Pacific Financial Corp.	707,265	21,098
	TrustCo Bank Corp. NY	2,262,947	20,819
	BancFirst Corp.	406,987	20,817
	National Bank Holdings Corp. Class A	635,922	20,623
	Independence Realty Trust Inc.	2,029,424	20,477
	Getty Realty Corp.	753,543	20,466
	Universal Insurance Holdings Inc.	748,085	20,460
	Kinsale Capital Group Inc.	454,036	20,432
	RE/MAX Holdings Inc. Class A	420,481	20,393
	Bryn Mawr Bank Corp.	455,984	20,154
	Meta Financial Group Inc.	217,463	20,148
	MTGE Investment Corp.	1,087,645	20,121
	Capstead Mortgage Corp.	2,325,417	20,115
	Alexander's Inc.	49,950	19,773
	Virtus Investment Partners Inc.	168,893	19,431
	Stock Yards Bancorp Inc.	501,994	18,925
^	Pennsylvania REIT	1,581,431	18,803
	ConnectOne Bancorp Inc.	729,765	18,791
*	Flagstar Bancorp Inc.	500,771	18,739
	Preferred Bank	317,458	18,660
	PJT Partners Inc.	405,522	18,492
	Nelnet Inc. Class A	336,867	18,454
	CoBiz Financial Inc.	917,637	18,344
	Univest Corp. of Pennsylvania	653,576	18,333
	TriCo Bancshares	480,988	18,210
	Saul Centers Inc.	294,199	18,167
*	Liberty Broadband Corp. Class A	211,392	17,979
*	iStar Inc.	1,588,736	17,953
	Preferred Apartment Communities Inc. Class A	883,244	17,886
	Washington Trust Bancorp Inc.	335,426	17,861
	Flushing Financial Corp.	648,443	17,832
*	St. Joe Co.	986,450	17,805
*	HomeStreet Inc.	614,196	17,781
	National Western Life Group Inc. Class A	53,331	17,654
	OceanFirst Financial Corp.	670,018	17,588
	Granite Point Mortgage Trust Inc.	987,226	17,513
	Northfield Bancorp Inc.	1,024,998	17,507
*	Customers Bancorp Inc.	672,974	17,491
	InfraREIT Inc.	941,240	17,488
	Community Trust Bancorp Inc.	368,700	17,366
	German American Bancorp Inc.	484,996	17,135
	FBL Financial Group Inc. Class A	245,289	17,084
	NRG Yield Inc. Class A	906,264	17,083
	Investors Real Estate Trust	3,002,255	17,053

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Carolina Financial Corp.	450,230	16,726
	Armada Hoffler Properties Inc.	1,076,246	16,714
	Hersha Hospitality Trust Class A	948,706	16,507
	Diamond Hill Investment Group Inc.	79,354	16,399
	Urstadt Biddle Properties Inc. Class A	748,556	16,274
	New York Mortgage Trust Inc.	2,634,605	16,256
	Oritani Financial Corp.	968,991	15,891
	Guaranty Bancorp	565,352	15,632
	New York REIT Inc.	3,956,394	15,549
*	INTL. FCStone Inc.	364,656	15,509
	Horizon Bancorp	556,211	15,463
*,^	MBIA Inc.	2,102,363	15,389
	Camden National Corp.	364,459	15,355
	Dime Community Bancshares Inc.	727,971	15,251
	First of Long Island Corp.	530,627	15,123
	New Senior Investment Group Inc.	1,999,495	15,116
	Bridge Bancorp Inc.	431,408	15,099
*,^	Williams Scotsman Corp.	1,159,589	14,727
	Investment Technology Group Inc.	751,901	14,474
	Ashford Hospitality Trust Inc.	2,135,784	14,374
*	Greenlight Capital Re Ltd. Class A	714,527	14,362
	Heritage Commerce Corp.	932,251	14,282
*	Veritex Holdings Inc.	513,684	14,173
	Live Oak Bancshares Inc.	592,651	14,135
*	Opus Bank	514,470	14,045
*	First Foundation Inc.	750,437	13,913
	Great Southern Bancorp Inc.	268,852	13,886
*	EZCORP Inc. Class A	1,136,267	13,862
	Gladstone Commercial Corp.	658,088	13,859
	Federal Agricultural Mortgage Corp.	173,799	13,598
	CatchMark Timber Trust Inc. Class A	1,025,344	13,463
*	Nationstar Mortgage Holdings Inc.	723,616	13,387
*	Triumph Bancorp Inc.	422,753	13,317
	Peoples Bancorp Inc.	408,058	13,311
	QCR Holdings Inc.	309,849	13,277
*	Marcus & Millichap Inc.	406,448	13,254
	Peapack Gladstone Financial Corp.	377,413	13,217
	Mercantile Bank Corp.	373,272	13,203
	Anworth Mortgage Asset Corp.	2,402,741	13,071
	Altisource Residential Corp.	1,087,520	12,898
	AG Mortgage Investment Trust Inc.	671,785	12,771
	Cedar Realty Trust Inc.	2,079,341	12,642
^	Whitestone REIT	872,349	12,571
*	Cadence BanCorp Class A	463,169	12,561
*	FB Financial Corp.	298,701	12,542
	Westwood Holdings Group Inc.	189,360	12,538
	BBX Capital Corp. Class A	1,557,869	12,416
*	TriState Capital Holdings Inc.	526,277	12,104
*	Bancorp Inc.	1,218,738	12,041
	NexPoint Residential Trust Inc.	420,244	11,742
	KKR Real Estate Finance Trust Inc.	577,424	11,554
	State Auto Financial Corp.	396,051	11,533
*	Enova International Inc.	758,131	11,524
	Midland States Bancorp Inc.	353,084	11,468
	Blue Hills Bancorp Inc.	570,252	11,462
	Community Healthcare Trust Inc.	405,984	11,408
	First Defiance Financial Corp.	217,942	11,326
*	PennyMac Financial Services Inc. Class A	504,628	11,278
	CorEnergy Infrastructure Trust Inc.	293,933	11,228
	Fidelity Southern Corp.	514,578	11,218
	Independent Bank Corp.	501,462	11,208
*	National Commerce Corp.	276,321	11,122
	Maiden Holdings Ltd.	1,678,845	11,080
	UMH Properties Inc.	735,617	10,961

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Bank Mutual Corp.	1,027,692	10,945
	First Financial Corp.	238,602	10,821
	Financial Institutions Inc.	342,200	10,642
	Waterstone Financial Inc.	616,491	10,511
	City Office REIT Inc.	806,299	10,490
	One Liberty Properties Inc.	403,751	10,465
*	Allegiance Bancshares Inc.	275,959	10,390
*	HomeTrust Bancshares Inc.	401,264	10,333
	OFG Bancorp	1,099,006	10,331
*	Nicolet Bankshares Inc.	188,722	10,331
	Bank of Marin Bancorp	151,613	10,310
*	Franklin Financial Network Inc.	302,096	10,301
	Arbor Realty Trust Inc.	1,178,116	10,179
*	Green Bancorp Inc.	500,347	10,157
	United Community Financial Corp.	1,108,871	10,124
*,^	Republic First Bancorp Inc.	1,196,992	10,115
	Arrow Financial Corp.	296,230	10,057
	People's Utah Bancorp	329,739	9,991
	Western Asset Mortgage Capital Corp.	991,945	9,870
	RMR Group Inc. Class A	165,508	9,815
*	Atlantic Capital Bancshares Inc.	556,566	9,796
	United Insurance Holdings Corp.	559,305	9,648
	Old Second Bancorp Inc.	699,050	9,542
^	Orchid Island Capital Inc.	1,013,174	9,402
*	Equity Bancshares Inc. Class A	263,078	9,316
^	Greenhill & Co. Inc.	473,983	9,243
*	Global Indemnity Ltd.	218,460	9,180
*	World Acceptance Corp.	113,647	9,174
*,^	Redfin Corp.	292,653	9,166
*	Ambac Financial Group Inc.	567,760	9,073
*	Xenith Bankshares Inc.	268,141	9,071
	Access National Corp.	325,804	9,070
	First Community Bancshares Inc.	315,304	9,059
^	Heritage Insurance Holdings Inc.	502,565	9,056
	MidWestOne Financial Group Inc.	267,346	8,964
	First Bancshares Inc.	260,943	8,924
	Dynex Capital Inc.	1,269,218	8,897
	Bar Harbor Bankshares	328,953	8,885
*	Tejon Ranch Co.	422,030	8,761
	Clifton Bancorp Inc.	504,436	8,626
*	Cowen Inc. Class A	624,779	8,528
*	MoneyGram International Inc.	644,381	8,493
	CNB Financial Corp.	323,543	8,490
	First Mid-Illinois Bancshares Inc.	217,797	8,394
	Farmers National Banc Corp.	560,600	8,269
	West Bancorporation Inc.	323,143	8,127
*	PCSB Financial Corp.	425,123	8,099
	First Connecticut Bancorp Inc.	308,980	8,080
	Western New England Bancorp Inc.	735,786	8,020
	WashingtonFirst Bankshares Inc.	233,887	8,013
	1st Source Corp.	160,405	7,932
	First Internet Bancorp	205,008	7,821
	Ares Commercial Real Estate Corp.	603,277	7,782
	MedEquities Realty Trust Inc.	693,192	7,778
^	Farmers & Merchants Bancorp Inc.	186,678	7,616
	American National Bankshares Inc.	198,603	7,606
^	Arlington Asset Investment Corp. Class A	640,865	7,549
*	eHealth Inc.	433,996	7,539
	Republic Bancorp Inc. Class A	196,945	7,488
*	FRP Holdings Inc.	169,193	7,487
*,^	Health Insurance Innovations Inc. Class A	298,311	7,443
	Resource Capital Corp.	793,772	7,438
	Ashford Hospitality Prime Inc.	763,659	7,430
*,^	Citizens Inc. Class A	980,041	7,203

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Newmark Group Inc. Class A	452,272	7,191
	GAIN Capital Holdings Inc.	716,275	7,163
	Sierra Bancorp	269,583	7,160
*	Ocwen Financial Corp.	2,283,853	7,148
	Ladenburg Thalmann Financial Services Inc.	2,173,795	6,869
	PICO Holdings Inc.	532,971	6,822
	Southern National Bancorp of Virginia Inc.	424,693	6,808
	Sun Bancorp Inc.	279,799	6,799
	Sutherland Asset Management Corp.	448,146	6,789
*	HarborOne Bancorp Inc.	353,948	6,782
	Old Line Bancshares Inc.	228,063	6,714
*	On Deck Capital Inc.	1,166,478	6,696
	Home Bancorp Inc.	154,792	6,690
	Baldwin & Lyons Inc.	278,637	6,673
	EMC Insurance Group Inc.	231,149	6,632
	National Bankshares Inc.	144,376	6,562
*,^	Altisource Portfolio Solutions SA	231,164	6,473
	Enterprise Bancorp Inc.	190,031	6,471
	Peoples Financial Services Corp.	138,247	6,440
*	Regional Management Corp.	244,002	6,420
^	Farmland Partners Inc.	738,565	6,411
	Territorial Bancorp Inc.	207,365	6,401
	Bluerock Residential Growth REIT Inc. Class A	626,503	6,334
	Farmers Capital Bank Corp.	164,292	6,325
	Jernigan Capital Inc.	332,618	6,323
	Consolidated-Tomoka Land Co.	98,378	6,247
	Hingham Institution for Savings	29,878	6,185
*	Southern First Bancshares Inc.	149,868	6,182
	First Bancorp Inc.	223,397	6,083
	Hamilton Lane Inc. Class A	169,548	6,000
	Great Ajax Corp.	428,918	5,928
	MutualFirst Financial Inc.	151,990	5,859
	Southern Missouri Bancorp Inc.	155,227	5,835
*	Safeguard Scientifics Inc.	517,916	5,801
	Investors Title Co.	28,898	5,732
	Citizens & Northern Corp.	238,583	5,726
	Ames National Corp.	205,571	5,725
*	BSB Bancorp Inc.	195,317	5,713
	HCI Group Inc.	190,689	5,702
	Summit Financial Group Inc.	216,441	5,697
	Capital City Bank Group Inc.	248,283	5,696
*	Paragon Commercial Corp.	106,707	5,678
	Charter Financial Corp.	320,741	5,626
	Oppenheimer Holdings Inc. Class A	207,957	5,573
	Guaranty Bancshares Inc.	181,251	5,555
	Macatawa Bank Corp.	555,517	5,555
	TPG RE Finance Trust Inc.	289,667	5,518
*,^	Forestar Group Inc.	249,255	5,484
	Cherry Hill Mortgage Investment Corp.	304,688	5,481
	BankFinancial Corp.	356,891	5,475
	Northrim BanCorp Inc.	160,910	5,447
	Century Bancorp Inc. Class A	68,932	5,394
	Orrstown Financial Services Inc.	210,135	5,306
*	Atlas Financial Holdings Inc.	255,506	5,251
	First Bank	376,460	5,214
	Penns Woods Bancorp Inc.	111,508	5,194
	Central Valley Community Bancorp	256,265	5,171
	Shore Bancshares Inc.	305,032	5,094
	Codorus Valley Bancorp Inc.	181,094	4,986
	FNB Bancorp	135,854	4,957
*	First Northwest Bancorp	302,712	4,934
	Civista Bancshares Inc.	223,072	4,908
	Marlin Business Services Corp.	216,485	4,849
	Bank of Commerce Holdings	421,001	4,842

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	BCB Bancorp Inc.	333,743	4,839
	Timberland Bancorp Inc.	182,045	4,833
	FS Bancorp Inc.	87,803	4,791
	MBT Financial Corp.	446,297	4,731
*	Sunshine Bancorp Inc.	206,193	4,730
*	Bank of Princeton	136,045	4,672
	Stratus Properties Inc.	154,834	4,599
	MidSouth Bancorp Inc.	343,907	4,557
	First Business Financial Services Inc.	205,692	4,550
	Prudential Bancorp Inc.	257,175	4,526
	Riverview Bancorp Inc.	520,425	4,512
	LCNB Corp.	218,549	4,469
*	NI Holdings Inc.	262,967	4,465
	Federated National Holding Co.	263,498	4,366
	C&F Financial Corp.	74,815	4,339
	Investar Holding Corp.	179,695	4,331
	Northeast Bancorp	186,720	4,323
^	Global Medical REIT Inc.	525,888	4,312
	SI Financial Group Inc.	293,277	4,311
	Pzena Investment Management Inc. Class A	401,065	4,279
	Kingstone Cos. Inc.	227,528	4,278
	Commerce Union Bancshares Inc.	166,691	4,274
	Donegal Group Inc. Class A	246,340	4,262
*	Entegra Financial Corp.	144,122	4,216
	Bear State Financial Inc.	409,778	4,192
	Bankwell Financial Group Inc.	122,027	4,190
	Reis Inc.	199,775	4,125
	Gladstone Land Corp.	303,136	4,071
*	Pacific Mercantile Bancorp	465,099	4,070
	Owens Realty Mortgage Inc.	252,573	4,044
	Evans Bancorp Inc.	96,328	4,036
*	Trinity Place Holdings Inc.	579,490	4,027
	ESSA Bancorp Inc.	254,680	3,991
*,^	AV Homes Inc.	239,422	3,986
	Safety Income and Growth Inc.	226,295	3,983
	Unity Bancorp Inc.	199,004	3,930
*	Community Bankers Trust Corp.	474,834	3,870
	ACNB Corp.	130,516	3,857
*	WMIH Corp.	4,468,924	3,795
	County Bancorp Inc.	126,977	3,779
2	Winthrop Realty Trust	562,609	3,768
	Silvercrest Asset Management Group Inc. Class A	232,973	3,739
*,^	Elevate Credit Inc.	479,983	3,614
^	Clipper Realty Inc.	356,927	3,566
*	Byline Bancorp Inc.	154,752	3,555
	Chemung Financial Corp.	73,538	3,537
*	SmartFinancial Inc.	160,139	3,475
	Premier Financial Bancorp Inc.	172,554	3,465
*	Howard Bancorp Inc.	157,068	3,455
	Community Financial Corp.	90,165	3,453
	Ellington Residential Mortgage REIT	282,664	3,403
	Independence Holding Co.	122,798	3,371
	Associated Capital Group Inc. Class A	98,430	3,356
	Parke Bancorp Inc.	162,698	3,343
	Merchants Bancorp	166,700	3,281
	Peoples Bancorp of North Carolina Inc.	106,056	3,255
*	Malvern Bancorp Inc.	122,028	3,197
	GAMCO Investors Inc. Class A	107,805	3,196
	First Guaranty Bancshares Inc.	123,575	3,089
	Union Bankshares Inc.	57,784	3,060
	Federal Agricultural Mortgage Corp. Class A	41,769	3,039
	Middlefield Banc Corp.	62,863	3,030
	First Financial Northwest Inc.	195,218	3,028
*	Maui Land & Pineapple Co. Inc.	174,732	3,023

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Tiptree Inc.	493,567	2,937
*	Hallmark Financial Services Inc.	273,785	2,856
*	Capstar Financial Holdings Inc.	134,266	2,789
*	Bay Bancorp Inc.	226,029	2,780
^	Greene County Bancorp Inc.	84,105	2,742
	Five Oaks Investment Corp.	676,213	2,705
*,^	Impac Mortgage Holdings Inc.	261,577	2,658
	Provident Financial Holdings Inc.	144,128	2,652
*	Ashford Inc.	28,292	2,631
	Sotherly Hotels Inc.	392,483	2,532
*,^	Atlantic Coast Financial Corp.	258,634	2,439
	DNB Financial Corp.	69,832	2,353
	1st Constitution Bancorp	127,386	2,350
^	Sussex Bancorp	87,059	2,342
	United Bancorp Inc.	175,556	2,326
^	Innovative Industrial Properties Inc.	70,542	2,279
*,^	Select Bancorp Inc.	178,553	2,255
	MSB Financial Corp.	121,527	2,175
^	Wheeler REIT Inc.	216,286	2,159
*,^	Bluegreen Vacations Corp.	112,727	2,058
*	Consumer Portfolio Services Inc.	491,566	2,040
*	Provident Bancorp Inc.	75,478	1,996
	American River Bankshares	130,024	1,983
	Two River Bancorp	107,775	1,954
	Blue Capital Reinsurance Holdings Ltd.	161,959	1,952
	HopFed Bancorp Inc.	136,965	1,948
	RBB Bancorp	68,145	1,865
	CB Financial Services Inc.	58,568	1,778
*	Aspen Group Inc.	195,693	1,746
	Global Self Storage Inc.	353,584	1,637
	Summit State Bank	126,542	1,620
*	Coastway Bancorp Inc.	71,216	1,517
	Plumas Bancorp	62,769	1,447
*	Jason Industries Inc.	597,574	1,416
*	Metropolitan Bank Holding Corp.	33,108	1,394
	First US Bancshares Inc.	102,757	1,315
*	PDL Community Bancorp	86,211	1,309
	Condor Hospitality Trust Inc.	129,639	1,290
*	Anchor Bancorp Inc.	51,344	1,273
	SB Financial Group Inc.	66,928	1,237
	Manning & Napier Inc.	332,877	1,198
	Griffin Industrial Realty Inc.	32,564	1,195
	Eagle Bancorp Montana Inc.	56,692	1,188
*,^	ITUS Corp.	496,401	1,172
	Citizens Community Bancorp Inc.	85,675	1,156
	Mackinac Financial Corp.	71,766	1,148
	AmeriServ Financial Inc.	267,595	1,111
*,^	Altisource Asset Management Corp.	13,570	1,107
	Bancorp of New Jersey Inc.	60,176	1,098
*	Nicholas Financial Inc.	124,786	1,098
	Urstadt Biddle Properties Inc.	64,362	1,091
	Medley Management Inc. Class A	163,603	1,063
^	US Global Investors Inc. Class A	271,098	1,057
	Hennessy Advisors Inc.	62,773	1,038
	PB Bancorp Inc.	96,384	1,036
*	Randolph Bancorp Inc.	66,307	1,028
^	Manhattan Bridge Capital Inc.	172,279	1,021
	Elmira Savings Bank	49,500	1,010
*	Tremont Mortgage Trust	67,538	992
*,^	IZEA Inc.	211,017	954
	Old Point Financial Corp.	30,404	905
	First Savings Financial Group Inc.	15,518	892
*	Security National Financial Corp. Class A	151,600	803
*	Esquire Financial Holdings Inc.	39,067	773

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Transcontinental Realty Investors Inc.	23,300	730
*	1347 Property Insurance Holdings Inc.	91,546	668
	Norwood Financial Corp.	18,411	608
*	Conifer Holdings Inc.	103,597	601
*	Porter Bancorp Inc.	40,593	585
*	Luther Burbank Corp.	47,779	575
*	Severn Bancorp Inc.	77,211	564
*	JW Mays Inc.	13,855	526
	Citizens First Corp.	21,296	511
^	Sachem Capital Corp.	113,787	448
*	Central Federal Corp.	156,639	431
	Pathfinder Bancorp Inc.	27,342	417
	RAIT Financial Trust	1,086,351	407
*	HV Bancorp Inc.	25,024	386
*,^	Walter Investment Management Corp.	444,717	375
*	First Acceptance Corp.	280,268	334
*,^	National Holdings Corp.	93,836	310
	Ottawa Bancorp Inc.	20,756	305
*,^	ZAIS Group Holdings Inc.	73,304	285
	United Security Bancshares	25,050	276
	Sound Financial Bancorp Inc.	7,911	271
*	Community First Bancshares Inc.	22,878	264
	United Community Bancorp	11,773	250
	Wellesley Bank	8,312	241
*,^	CPI Card Group Inc.	61,565	226
*	Intersections Inc.	85,474	193
	WVS Financial Corp.	11,313	175
*	FFBW Inc.	14,001	154
*	Eagle Financial Bancorp Inc.	9,424	151
	Oxbridge Re Holdings Ltd.	67,076	144
*	Income Opportunity Realty Investors Inc.	12,550	141
*	Bancorp 34 Inc.	9,502	140
*	Asta Funding Inc.	13,646	101
*	Performant Financial Corp.	60,291	99
*	RMG Networks Holding Corp.	102,173	84
*	Opiant Pharmaceuticals Inc.	3,300	76
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	69
	Bank of the James Financial Group Inc.	4,403	67
	Southwest Georgia Financial Corp.	2,784	67
	Cohen & Co. Inc.	7,649	61
*,^	Naked Brand Group Inc.	37,541	54
	IF Bancorp Inc.	2,021	40
*	ICC Holdings Inc.	1,600	26
	First Community Corp.	967	22
*	Broadway Financial Corp.	5,342	13
	Baldwin & Lyons Inc.	225	5
*	HomeTown Bankshares Corp.	400	4
*	FSB Bancorp Inc.	200	4
	Atlantic American Corp.	1,052	4
*	Equitable Financial Corp.	263	3
	GWG Holdings Inc.	300	3
	Glen Burnie Bancorp	100	1
	Canadian Imperial Bank of Commerce		—
			135,795,888
Health Care (12.5%)
	Johnson & Johnson	64,720,544	9,042,754
	Pfizer Inc.	143,596,574	5,201,068
	UnitedHealth Group Inc.	23,347,645	5,147,222
	AbbVie Inc.	38,462,505	3,719,709
	Merck & Co. Inc.	65,669,237	3,695,208
	Amgen Inc.	17,490,589	3,041,613
	Medtronic plc	32,616,588	2,633,789
	Bristol-Myers Squibb Co.	39,434,795	2,416,564
	Abbott Laboratories	41,934,913	2,393,225

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Gilead Sciences Inc.	31,482,378	2,255,398
Eli Lilly & Co.	23,879,004	2,016,821
* Celgene Corp.	18,975,558	1,980,289
Thermo Fisher Scientific Inc.	9,661,106	1,834,451
* Biogen Inc.	5,096,881	1,623,713
Aetna Inc.	7,859,435	1,417,763
Anthem Inc.	6,188,335	1,392,437
Becton Dickinson and Co.	6,420,853	1,374,448
Allergan plc	8,015,501	1,311,176
Cigna Corp.	5,942,635	1,206,890
Stryker Corp.	7,212,986	1,116,859
* Express Scripts Holding Co.	13,650,797	1,018,895
* Intuitive Surgical Inc.	2,700,031	985,349
* Vertex Pharmaceuticals Inc.	6,094,571	913,332
Humana Inc.	3,443,354	854,193
Zoetis Inc.	11,746,752	846,236
* Boston Scientific Corp.	33,093,479	820,387
Baxter International Inc.	12,470,051	806,064
* Illumina Inc.	3,519,236	768,918
* Regeneron Pharmaceuticals Inc.	1,907,312	717,073
* Alexion Pharmaceuticals Inc.	5,114,137	611,600
* HCA Healthcare Inc.	6,826,174	599,611
Zimmer Biomet Holdings Inc.	4,878,745	588,718
* Edwards Lifesciences Corp.	5,099,700	574,787
* Mylan NV	12,281,506	519,631
* Incyte Corp.	4,322,693	409,402
* Centene Corp.	3,950,924	398,569
* Laboratory Corp. of America Holdings	2,453,856	391,415
* Align Technology Inc.	1,738,793	386,342
* BioMarin Pharmaceutical Inc.	4,229,910	377,181
* IQVIA Holdings Inc.	3,772,974	369,374
Dentsply Sirona Inc.	5,532,506	364,205
* Waters Corp.	1,824,423	352,460
* IDEXX Laboratories Inc.	2,102,888	328,850
Quest Diagnostics Inc.	3,284,373	323,478
ResMed Inc.	3,420,890	289,715
* Hologic Inc.	6,644,301	284,044
* Alnylam Pharmaceuticals Inc.	2,150,871	273,268
Teleflex Inc.	1,085,114	269,998
Perrigo Co. plc	3,055,590	266,325
* Henry Schein Inc.	3,783,141	264,366
Cooper Cos. Inc.	1,179,038	256,889
* Varian Medical Systems Inc.	2,210,626	245,711
Universal Health Services Inc. Class B	2,111,573	239,347
* DaVita Inc.	3,312,730	239,345
* Nektar Therapeutics Class A	3,795,227	226,651
* Exelixis Inc.	7,129,502	216,737
* WellCare Health Plans Inc.	1,073,021	215,795
* Bluebird Bio Inc.	1,182,427	210,590
* Alkermes plc	3,703,395	202,687
* ABIOMED Inc.	1,012,293	189,714
* Jazz Pharmaceuticals plc	1,372,307	184,781
STERIS plc	2,047,069	179,057
West Pharmaceutical Services Inc.	1,789,824	176,602
* Neurocrine Biosciences Inc.	2,130,737	165,324
* Sage Therapeutics Inc.	951,899	156,787
* Exact Sciences Corp.	2,885,533	151,606
* Ionis Pharmaceuticals Inc.	3,002,397	151,021
* United Therapeutics Corp.	991,847	146,744
* Bioverativ Inc.	2,605,050	140,464
Hill-Rom Holdings Inc.	1,583,610	133,482
* Catalent Inc.	3,200,776	131,488
* Charles River Laboratories International Inc.	1,140,430	124,820
* Seattle Genetics Inc.	2,257,778	120,791

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Bio-Rad Laboratories Inc. Class A	505,416	120,628
*	MEDNAX Inc.	2,256,483	120,586
*	DexCom Inc.	2,092,921	120,113
	Bio-Techne Corp.	898,441	116,393
	HealthSouth Corp.	2,258,053	111,570
*	PRA Health Sciences Inc.	1,220,332	111,136
*	Envision Healthcare Corp.	2,923,152	101,024
*	Insulet Corp.	1,400,409	96,628
*	Masimo Corp.	1,121,769	95,126
*	Juno Therapeutics Inc.	2,063,527	94,324
*	Molina Healthcare Inc.	1,169,104	89,647
	Healthcare Services Group Inc.	1,676,343	88,377
	Cantel Medical Corp.	855,896	88,046
	Bruker Corp.	2,444,160	83,884
*	INC Research Holdings Inc. Class A	1,891,297	82,461
*	Sarepta Therapeutics Inc.	1,478,075	82,240
*	FibroGen Inc.	1,680,801	79,670
*	ICU Medical Inc.	363,554	78,528
*	Portola Pharmaceuticals Inc.	1,573,319	76,589
*	Clovis Oncology Inc.	1,120,888	76,220
*	Puma Biotechnology Inc.	770,977	76,211
*	TESARO Inc.	916,307	75,934
*	Haemonetics Corp.	1,269,691	73,744
*	Blueprint Medicines Corp.	975,154	73,536
*	Integra LifeSciences Holdings Corp.	1,506,846	72,118
*,^	ACADIA Pharmaceuticals Inc.	2,394,085	72,086
*	Neogen Corp.	872,773	71,751
*	NuVasive Inc.	1,226,209	71,721
	Patterson Cos. Inc.	1,956,238	70,679
*	Penumbra Inc.	735,873	69,246
*	Globus Medical Inc.	1,657,790	68,135
*	Akorn Inc.	2,100,702	67,706
*	Acadia Healthcare Co. Inc.	2,015,585	65,769
*	Ligand Pharmaceuticals Inc.	455,807	62,414
*	Array BioPharma Inc.	4,747,711	60,771
*	Avexis Inc.	539,662	59,724
*	Halozyme Therapeutics Inc.	2,909,882	58,954
*	Amicus Therapeutics Inc.	4,033,173	58,037
*	Horizon Pharma plc	3,950,376	57,675
*	Insmed Inc.	1,847,465	57,604
*	Myriad Genetics Inc.	1,674,172	57,499
*	Agios Pharmaceuticals Inc.	993,654	56,807
*	Prestige Brands Holdings Inc.	1,272,865	56,528
*	Wright Medical Group NV	2,525,832	56,073
*	Magellan Health Inc.	574,788	55,496
*	Aerie Pharmaceuticals Inc.	891,336	53,257
*	Halyard Health Inc.	1,125,656	51,983
*	Mallinckrodt plc	2,285,817	51,568
*,^	Immunomedics Inc.	3,112,957	50,305
*	Merit Medical Systems Inc.	1,143,531	49,401
*	Ironwood Pharmaceuticals Inc. Class A	3,255,021	48,793
*	Loxo Oncology Inc.	577,361	48,602
*	Inogen Inc.	405,783	48,321
*	LifePoint Health Inc.	949,587	47,289
*	Supernus Pharmaceuticals Inc.	1,181,110	47,067
*	Brookdale Senior Living Inc.	4,473,089	43,389
*	Medicines Co.	1,580,475	43,210
*	Ultragenyx Pharmaceutical Inc.	925,955	42,946
*	Select Medical Holdings Corp.	2,401,593	42,388
*	Pacira Pharmaceuticals Inc.	927,652	42,347
*	Omnicell Inc.	869,351	42,164
*,^	Corcept Therapeutics Inc.	2,325,852	42,005
*	Nevro Corp.	605,680	41,816
*,^	OPKO Health Inc.	8,094,624	39,664

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Spectrum Pharmaceuticals Inc.	2,063,021	39,094
*,^	Spark Therapeutics Inc.	758,867	39,021
*	Acceleron Pharma Inc.	915,871	38,870
*	NxStage Medical Inc.	1,587,653	38,469
*,^	Teladoc Inc.	1,090,272	37,996
*	Endo International plc	4,830,973	37,440
*	Global Blood Therapeutics Inc.	946,278	37,236
*	Emergent BioSolutions Inc.	792,044	36,806
*,^	Tenet Healthcare Corp.	2,419,428	36,679
*	Amedisys Inc.	692,703	36,512
*	Varex Imaging Corp.	905,138	36,359
*	Ignyta Inc.	1,356,054	36,207
*	Tivity Health Inc.	952,538	34,815
*	AnaptysBio Inc.	340,684	34,314
*	HMS Holdings Corp.	2,021,137	34,258
*	Repligen Corp.	937,629	34,017
*	Esperion Therapeutics Inc.	505,660	33,293
*	Sangamo Therapeutics Inc.	2,023,835	33,191
*	Novocure Ltd.	1,610,008	32,522
*	Arena Pharmaceuticals Inc.	954,203	32,414
*	Zogenix Inc.	784,550	31,421
	CONMED Corp.	603,718	30,771
*,^	MiMedx Group Inc.	2,424,959	30,579
*	Quidel Corp.	704,081	30,522
*,^	Radius Health Inc.	958,938	30,465
*	Aimmune Therapeutics Inc.	793,535	30,011
*	Impax Laboratories Inc.	1,797,538	29,929
	Owens & Minor Inc.	1,482,723	27,994
*,^	Dynavax Technologies Corp.	1,484,528	27,761
*	Natus Medical Inc.	717,469	27,407
*,^	Theravance Biopharma Inc.	978,125	27,280
*	OraSure Technologies Inc.	1,404,701	26,493
*	Innoviva Inc.	1,845,928	26,194
*,^	Editas Medicine Inc.	847,010	26,029
	Ensign Group Inc.	1,170,364	25,982
	Abaxis Inc.	518,966	25,699
	Analogic Corp.	303,600	25,426
*,^	TherapeuticsMD Inc.	4,177,431	25,232
*,^	Intercept Pharmaceuticals Inc.	426,906	24,940
*	Revance Therapeutics Inc.	689,429	24,647
*	Acorda Therapeutics Inc.	1,130,839	24,256
*	Momenta Pharmaceuticals Inc.	1,738,631	24,254
*	LHC Group Inc.	395,115	24,201
*	MyoKardia Inc.	571,117	24,044
*	Foundation Medicine Inc.	349,433	23,831
*,^	Heron Therapeutics Inc.	1,309,962	23,710
*	Orthofix International NV	416,229	22,768
*	Dermira Inc.	811,293	22,562
*	REGENXBIO Inc.	670,390	22,290
*	BioTelemetry Inc.	740,110	22,129
*	iRhythm Technologies Inc.	392,653	22,008
*	Intersect ENT Inc.	664,996	21,546
	Atrion Corp.	33,850	21,346
*,^	Omeros Corp.	1,090,406	21,187
*	Xencor Inc.	966,343	21,182
	US Physical Therapy Inc.	290,423	20,969
*	ImmunoGen Inc.	3,207,361	20,559
*	Enanta Pharmaceuticals Inc.	345,191	20,256
*	AxoGen Inc.	710,712	20,113
*	Retrophin Inc.	933,706	19,673
*,^	Accelerate Diagnostics Inc.	740,668	19,405
	Kindred Healthcare Inc.	1,987,567	19,279
*,^	Flexion Therapeutics Inc.	764,445	19,142
*	Anika Therapeutics Inc.	353,241	19,043

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Cardiovascular Systems Inc.	794,665	18,826
	Luminex Corp.	948,566	18,687
*	Assembly Biosciences Inc.	410,843	18,591
*,^	Glaukos Corp.	706,560	18,123
*	K2M Group Holdings Inc.	996,242	17,932
*,^	Lannett Co. Inc.	768,732	17,835
*	Alder Biopharmaceuticals Inc.	1,550,892	17,758
*	Lantheus Holdings Inc.	854,291	17,470
*,^	Intrexon Corp.	1,480,048	17,050
*	Almost Family Inc.	302,759	16,758
*	Amphastar Pharmaceuticals Inc.	830,182	15,973
*	MacroGenics Inc.	836,276	15,889
*	Genomic Health Inc.	463,837	15,863
*	PTC Therapeutics Inc.	945,067	15,764
*	Vanda Pharmaceuticals Inc.	1,031,275	15,675
*,^	Eagle Pharmaceuticals Inc.	291,986	15,598
*,^	Epizyme Inc.	1,233,062	15,475
*	Madrigal Pharmaceuticals Inc.	168,464	15,463
*,^	Aclaris Therapeutics Inc.	625,163	15,417
*	NeoGenomics Inc.	1,728,062	15,311
*	Intra-Cellular Therapies Inc.	1,041,954	15,087
*	AngioDynamics Inc.	889,497	14,792
*	Audentes Therapeutics Inc.	469,632	14,676
*	Five Prime Therapeutics Inc.	666,872	14,618
	Meridian Bioscience Inc.	1,042,598	14,596
*	AtriCure Inc.	786,873	14,353
*	HealthStream Inc.	614,820	14,239
*	Triple-S Management Corp. Class B	566,846	14,086
*	CryoLife Inc.	725,293	13,889
*	Cutera Inc.	303,143	13,748
	Invacare Corp.	815,418	13,740
*,^	La Jolla Pharmaceutical Co.	425,428	13,690
*	Akebia Therapeutics Inc.	919,370	13,671
	National HealthCare Corp.	223,567	13,624
*	Rigel Pharmaceuticals Inc.	3,458,173	13,418
*	CytomX Therapeutics Inc.	631,071	13,322
*	ANI Pharmaceuticals Inc.	205,095	13,218
*,^	Adamas Pharmaceuticals Inc.	387,014	13,116
*,^	Synergy Pharmaceuticals Inc.	5,879,357	13,111
*,^	ZIOPHARM Oncology Inc.	3,094,939	12,813
*	Exactech Inc.	257,857	12,751
*	Heska Corp.	156,292	12,536
*	Iovance Biotherapeutics Inc.	1,557,804	12,462
*	CorVel Corp.	232,825	12,316
*,^	Sucampo Pharmaceuticals Inc. Class A	680,114	12,208
*	BioCryst Pharmaceuticals Inc.	2,381,179	11,692
*	Concert Pharmaceuticals Inc.	444,991	11,512
*,^	Abeona Therapeutics Inc.	719,065	11,397
*,^	Community Health Systems Inc.	2,616,797	11,148
*,^	AMAG Pharmaceuticals Inc.	832,931	11,036
	LeMaitre Vascular Inc.	345,924	11,014
*	Depomed Inc.	1,367,620	11,009
*	Mirati Therapeutics Inc.	597,489	10,904
*	Intellia Therapeutics Inc.	562,041	10,802
*,^	TG Therapeutics Inc.	1,300,856	10,667
*	STAAR Surgical Co.	687,780	10,661
*,^	Endologix Inc.	1,962,892	10,501
*	Progenics Pharmaceuticals Inc.	1,750,207	10,414
*,^	Lexicon Pharmaceuticals Inc.	1,052,238	10,396
*,^	Reata Pharmaceuticals Inc. Class A	361,469	10,237
*	G1 Therapeutics Inc.	515,551	10,229
*,^	Collegium Pharmaceutical Inc.	553,163	10,211
*,^	GlycoMimetics Inc.	600,009	10,074
*,^	Keryx Biopharmaceuticals Inc.	2,149,012	9,993

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Karyopharm Therapeutics Inc.	1,029,792	9,886
*,^	Tactile Systems Technology Inc.	339,862	9,849
*	PDL BioPharma Inc.	3,585,431	9,824
*,^	ViewRay Inc.	1,050,439	9,727
*	Paratek Pharmaceuticals Inc.	535,194	9,580
*	Cerus Corp.	2,816,612	9,520
*	Cytokinetics Inc.	1,160,386	9,457
*,^	Novavax Inc.	7,583,721	9,404
*,^	Celldex Therapeutics Inc.	3,304,849	9,386
*,^	Invitae Corp.	1,024,558	9,303
*,^	Kura Oncology Inc.	607,634	9,297
*	Cymabay Therapeutics Inc.	1,007,339	9,268
*,^	Achaogen Inc.	858,770	9,223
*,^	Entellus Medical Inc.	374,410	9,132
*	Achillion Pharmaceuticals Inc.	3,105,682	8,944
*,^	BioScrip Inc.	3,066,581	8,924
*	Voyager Therapeutics Inc.	531,795	8,828
*	Atara Biotherapeutics Inc.	486,705	8,809
*	Enzo Biochem Inc.	1,076,342	8,772
*	RadNet Inc.	867,469	8,761
*	Stemline Therapeutics Inc.	557,289	8,694
*	R1 RCM Inc.	1,966,753	8,673
*,^	Inovio Pharmaceuticals Inc.	2,099,923	8,673
*	Rhythm Pharmaceuticals Inc.	297,459	8,644
*,^	Coherus Biosciences Inc.	980,706	8,630
*	Aduro Biotech Inc.	1,124,493	8,434
*	Surmodics Inc.	299,829	8,395
*	Accuray Inc.	1,936,438	8,327
*,^	Idera Pharmaceuticals Inc.	3,787,001	7,991
*,^	Corbus Pharmaceuticals Holdings Inc.	1,106,750	7,858
*,^	Cara Therapeutics Inc.	641,963	7,858
	Utah Medical Products Inc.	96,440	7,850
*	Medpace Holdings Inc.	215,833	7,826
*	Capital Senior Living Corp.	579,381	7,816
*	AVEO Pharmaceuticals Inc.	2,769,376	7,727
*	Tetraphase Pharmaceuticals Inc.	1,224,779	7,716
*	Catalyst Pharmaceuticals Inc.	1,968,675	7,698
*,^	Insys Therapeutics Inc.	781,550	7,518
*	Natera Inc.	800,588	7,197
*,^	Marinus Pharmaceuticals Inc.	867,114	7,076
*	Pacific Biosciences of California Inc.	2,624,285	6,928
*,^	Rockwell Medical Inc.	1,190,225	6,927
*,^	Ampio Pharmaceuticals Inc.	1,691,161	6,883
*	Savara Inc.	459,595	6,820
*,^	Geron Corp.	3,740,421	6,733
*,^	MannKind Corp.	2,861,516	6,639
*	Antares Pharma Inc.	3,254,083	6,476
*	Protagonist Therapeutics Inc.	301,950	6,281
*	BioSpecifics Technologies Corp.	143,302	6,209
*	Addus HomeCare Corp.	177,333	6,171
*,^	Bellicum Pharmaceuticals Inc.	730,163	6,141
*	Corium International Inc.	636,418	6,116
*,^	Kadmon Holdings Inc.	1,681,328	6,086
*,^	Agenus Inc.	1,850,980	6,034
*	Civitas Solutions Inc.	349,868	5,983
*,^	NewLink Genetics Corp.	726,442	5,891
*	Kindred Biosciences Inc.	619,073	5,850
*	Ardelyx Inc.	859,546	5,673
*,^	Akcea Therapeutics Inc.	321,110	5,574
*,^	Neos Therapeutics Inc.	545,133	5,560
*,^	Surgery Partners Inc.	447,406	5,414
*,^	Jounce Therapeutics Inc.	424,513	5,413
*	Melinta Therapeutics Inc.	335,336	5,298
*	GenMark Diagnostics Inc.	1,267,375	5,285

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Denali Therapeutics Inc.	336,992	5,271
*,^	Seres Therapeutics Inc.	515,677	5,229
*	Fate Therapeutics Inc.	854,628	5,222
*	Arrowhead Pharmaceuticals Inc.	1,377,533	5,069
*,^	Athersys Inc.	2,762,547	5,000
*	Aratana Therapeutics Inc.	946,728	4,980
*	Calithera Biosciences Inc.	593,654	4,957
*,^	XOMA Corp.	139,118	4,953
*,^	American Renal Associates Holdings Inc.	282,718	4,919
*,^	Senseonics Holdings Inc.	1,848,114	4,916
*	RTI Surgical Inc.	1,186,290	4,864
*	Chimerix Inc.	1,042,116	4,825
*,^	Sientra Inc.	340,981	4,794
*	Minerva Neurosciences Inc.	775,347	4,691
*,^	BioTime Inc.	2,160,648	4,645
*,^	Vericel Corp.	846,488	4,613
*	Tocagen Inc.	438,900	4,499
*	Cascadian Therapeutics Inc.	1,214,738	4,495
*	ChemoCentryx Inc.	754,879	4,492
*	Quorum Health Corp.	718,687	4,485
*,^	Tyme Technologies Inc.	692,000	4,415
*,^	Endocyte Inc.	1,025,298	4,388
*,^	Sorrento Therapeutics Inc.	1,153,993	4,385
*,^	MediciNova Inc.	677,747	4,385
*,^	Edge Therapeutics Inc.	464,871	4,356
*	Deciphera Pharmaceuticals Inc.	187,950	4,261
*,^	Palatin Technologies Inc.	4,917,884	4,224
*,^	BioDelivery Sciences International Inc.	1,414,198	4,172
*,^	Mustang Bio Inc.	347,622	4,168
*,^	Teligent Inc.	1,127,691	4,094
*	FONAR Corp.	166,582	4,056
*	NanoString Technologies Inc.	537,122	4,012
^	Riot Blockchain Inc.	140,861	4,000
*	Fluidigm Corp.	661,818	3,898
*	PetIQ Inc.	177,622	3,879
*,^	Vital Therapies Inc.	651,367	3,876
*,^	Dova Pharmaceuticals Inc.	133,771	3,853
*	Recro Pharma Inc.	416,391	3,852
*,^	Zynerba Pharmaceuticals Inc.	305,185	3,821
*	Peregrine Pharmaceuticals Inc.	965,478	3,746
*	Selecta Biosciences Inc.	379,329	3,721
*,^	Syros Pharmaceuticals Inc.	356,018	3,464
*,^	Adamis Pharmaceuticals Corp.	781,945	3,441
*	Miragen Therapeutics Inc.	324,650	3,386
*	Otonomy Inc.	606,314	3,365
*,^	Merrimack Pharmaceuticals Inc.	325,027	3,332
*,^	CareDx Inc.	448,039	3,289
*	Conatus Pharmaceuticals Inc.	710,819	3,284
*	Kala Pharmaceuticals Inc.	177,385	3,280
*,^	CytoSorbents Corp.	502,127	3,264
*	ArQule Inc.	1,974,605	3,258
*	Immune Design Corp.	833,775	3,252
*	Syndax Pharmaceuticals Inc.	370,266	3,244
*,^	Optinose Inc.	171,184	3,235
*,^	Anavex Life Sciences Corp.	993,461	3,199
*,^	Organovo Holdings Inc.	2,362,328	3,166
*,^	Dicerna Pharmaceuticals Inc.	350,298	3,163
*	Durect Corp.	3,398,631	3,133
*	Veracyte Inc.	467,588	3,053
*,^	Clearside Biomedical Inc.	432,905	3,030
*,^	Aldeyra Therapeutics Inc.	429,986	2,924
*,^	Viking Therapeutics Inc.	715,869	2,906
*,^	NantKwest Inc.	635,282	2,852
*	SeaSpine Holdings Corp.	281,105	2,845

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Advaxis Inc.	994,754	2,825
*	Harvard Bioscience Inc.	855,650	2,824
*	Verastem Inc.	886,976	2,723
	Psychemedics Corp.	132,234	2,719
*,^	Cidara Therapeutics Inc.	395,429	2,689
*,^	GTx Inc.	209,702	2,665
*	Ovid therapeutics Inc.	269,127	2,656
*	AAC Holdings Inc.	289,838	2,609
*	Ocular Therapeutix Inc.	580,670	2,584
*,^	Sienna Biopharmaceuticals Inc.	141,704	2,572
*	Fortress Biotech Inc.	644,427	2,571
*	Sunesis Pharmaceuticals Inc.	693,738	2,560
*	Zafgen Inc.	541,528	2,502
*	ConforMIS Inc.	1,045,299	2,488
*	OncoMed Pharmaceuticals Inc.	603,065	2,473
*	Curis Inc.	3,509,307	2,456
*,^	Corindus Vascular Robotics Inc.	2,399,515	2,423
*	Molecular Templates Inc.	239,228	2,397
*,^	Chembio Diagnostics Inc.	288,580	2,366
*	Ophthotech Corp.	755,769	2,358
*,^	Pulse Biosciences Inc.	98,205	2,318
*	Spring Bank Pharmaceuticals Inc.	169,085	2,274
*,^	Infinity Pharmaceuticals Inc.	1,116,666	2,267
*	Corvus Pharmaceuticals Inc.	215,263	2,230
*,^	Calyxt Inc.	100,688	2,218
*,^	Ohr Pharmaceutical Inc.	1,160,502	2,159
*	Adverum Biotechnologies Inc.	615,877	2,156
*,^	Regulus Therapeutics Inc.	2,068,201	2,151
*	CTI BioPharma Corp.	790,558	2,119
*,^	CASI Pharmaceuticals Inc.	650,989	2,116
*	Eiger BioPharmaceuticals Inc.	149,465	2,085
*,^	Invuity Inc.	335,182	2,078
*	OrthoPediatrics Corp.	107,941	2,071
*,^	Agile Therapeutics Inc.	754,951	2,031
*,^	Nobilis Health Corp.	1,482,407	2,001
*,^	T2 Biosystems Inc.	482,950	1,990
*	Versartis Inc.	888,732	1,955
*,^	Galectin Therapeutics Inc.	584,459	1,952
*,^	AcelRx Pharmaceuticals Inc.	952,160	1,928
*	Trevena Inc.	1,192,683	1,908
*	IRIDEX Corp.	249,167	1,899
*	Aptevo Therapeutics Inc.	446,531	1,893
*	Axsome Therapeutics Inc.	327,155	1,832
*,^	Alimera Sciences Inc.	1,374,781	1,828
*	ADMA Biologics Inc.	558,763	1,794
*,^	Mersana Therapeutics Inc.	108,574	1,784
*	Alpine Immune Sciences Inc.	158,018	1,770
*,^	Matinas BioPharma Holdings Inc.	1,524,744	1,769
*	Celcuity Inc.	93,214	1,766
*	MEI Pharma Inc.	835,645	1,755
*	Bovie Medical Corp.	665,652	1,731
*	Ra Pharmaceuticals Inc.	203,349	1,728
*,^	Sophiris Bio Inc.	714,237	1,621
*,^	BrainStorm Cell Therapeutics Inc.	412,248	1,616
*,^	Ekso Bionics Holdings Inc.	743,108	1,583
*,^	iRadimed Corp.	104,396	1,582
*,^	Viveve Medical Inc.	310,713	1,544
*,^	Synthetic Biologics Inc.	3,029,029	1,539
*,^	Aradigm Corp.	229,343	1,537
*,^	Inotek Pharmaceuticals Corp.	583,988	1,524
*,^	XBiotech Inc.	382,203	1,506
*,^	SCYNEXIS Inc.	631,526	1,465
*	Cumberland Pharmaceuticals Inc.	194,545	1,444
*,^	Bellerophon Therapeutics Inc.	545,979	1,409

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Oncocyte Corp.	296,293	1,378
*,^	pSivida Corp.	1,179,356	1,274
*	Cogentix Medical Inc.	402,102	1,267
*,^	Rexahn Pharmaceuticals Inc.	622,815	1,258
*	Allena Pharmaceuticals Inc.	124,629	1,254
*	Apellis Pharmaceuticals Inc.	56,444	1,225
*,^	VIVUS Inc.	2,436,427	1,225
*	Aeglea BioTherapeutics Inc.	226,243	1,224
*	scPharmaceuticals Inc.	101,200	1,223
*,^	BioLife Solutions Inc.	195,545	1,173
*,^	Alphatec Holdings Inc.	434,913	1,157
*	Electromed Inc.	188,884	1,147
*,^	Second Sight Medical Products Inc.	593,577	1,134
*,^	Obalon Therapeutics Inc.	170,838	1,129
*,^	Navidea Biopharmaceuticals Inc.	3,119,346	1,118
*,^	Gemphire Therapeutics Inc.	137,813	1,096
*,^	Actinium Pharmaceuticals Inc.	1,627,008	1,080
*	OvaScience Inc.	760,632	1,065
*,^	ContraFect Corp.	1,031,017	1,041
*,^	Egalet Corp.	1,039,777	1,040
*	aTyr Pharma Inc.	295,572	1,034
*	Pfenex Inc.	386,882	1,029
*,^	Vermillion Inc.	530,555	1,024
*	Misonix Inc.	105,030	1,008
	Digirad Corp.	390,006	1,004
*	Proteostasis Therapeutics Inc.	172,205	1,004
*,^	Genesis Healthcare Inc.	1,313,128	1,002
*,^	Asterias Biotherapeutics Inc. Class A	420,817	947
*,^	Novan Inc.	217,128	916
*,^	Celsion Corp.	334,710	897
*	Juniper Pharmaceuticals Inc.	183,990	892
*	KalVista Pharmaceuticals Inc.	88,302	861
*	InfuSystem Holdings Inc.	372,833	857
*,^	OncoSec Medical Inc.	525,329	854
*	Odonate Therapeutics Inc.	33,840	846
*,^	Synlogic Inc.	85,034	825
*,^	Imprimis Pharmaceuticals Inc.	482,969	821
*,^	KemPharm Inc.	199,072	806
*,^	CytRx Corp.	475,286	803
*,^	Genocea Biosciences Inc.	678,663	787
*,^	Cancer Genetics Inc.	421,856	780
*	Krystal Biotech Inc.	73,230	770
*	Applied Genetic Technologies Corp.	202,816	730
*,^	Evoke Pharma Inc.	320,197	724
*	vTv Therapeutics Inc. Class A	120,289	723
*	Flex Pharma Inc.	199,119	695
*,^	Fulgent Genetics Inc.	155,059	679
*,^	CorMedix Inc.	1,339,725	673
*,^	Pernix Therapeutics Holdings Inc.	276,171	663
*,^	NanoViricides Inc.	738,883	650
*	Aileron Therapeutics Inc.	61,275	646
*,^	Capricor Therapeutics Inc.	408,359	645
*,^	Cleveland BioLabs Inc.	155,269	623
*,^	Moleculin Biotech Inc.	324,851	604
*	Vical Inc.	322,281	590
*	Catabasis Pharmaceuticals Inc.	392,389	585
*	Joint Corp.	113,375	566
*	Aevi Genomic Medicine Inc.	467,823	561
*,^	ContraVir Pharmaceuticals Inc.	1,553,823	559
*,^	Neuralstem Inc.	323,301	556
*,^	InVivo Therapeutics Holdings Corp.	684,677	527
*	Histogenics Corp.	255,667	524
*,^	Tracon Pharmaceuticals Inc.	154,856	519
*	Five Star Senior Living Inc.	323,637	485

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Restoration Robotics Inc.	104,056	479
*	Quanterix Corp.	22,069	474
*,^	Microbot Medical Inc.	448,366	457
*,^	Anthera Pharmaceuticals Inc.	276,716	457
*,^	Repros Therapeutics Inc.	689,136	455
*,^	Tonix Pharmaceuticals Holding Corp.	130,509	450
	Diversicare Healthcare Services Inc.	44,377	444
*,^	HTG Molecular Diagnostics Inc.	216,628	440
^	Pain Therapeutics Inc.	109,368	437
*	Wright Medical Group Inc. CVR	288,011	435
*,^	Athenex Inc.	26,883	427
*,^	Myomo Inc.	113,615	426
*	Aviragen Therapeutics Inc.	751,522	426
*,^	Cyclacel Pharmaceuticals Inc.	244,005	425
*,^	Titan Pharmaceuticals Inc.	314,060	416
*,^	Apricus Biosciences Inc.	211,849	390
*,^	Oncobiologics Inc.	298,375	388
*,^	Orexigen Therapeutics Inc.	294,563	380
*	Biolase Inc.	857,379	366
*,^	Aethlon Medical Inc.	315,217	359
*,^	Biocept Inc.	512,481	356
*,^	Altimmune Inc.	176,000	350
*,^	Bio-Path Holdings Inc.	1,720,927	348
*,^	IsoRay Inc.	848,470	339
*,^	Sensus Healthcare Inc.	64,581	336
*,^	TapImmune Inc.	85,047	335
*	Caladrius Biosciences Inc.	94,201	331
*,^	CAS Medical Systems Inc.	424,399	327
*,^	PLx Pharma Inc.	46,643	322
*	Biomerica Inc.	78,342	295
*,^	CEL-SCI Corp.	147,869	279
*	ImmuCell Corp.	31,666	278
*	Chiasma Inc.	161,721	275
*,^	Catasys Inc.	68,118	255
*,^	Diffusion Pharmaceuticals Inc.	210,391	250
*,^	AzurRx BioPharma Inc.	67,316	249
*,^	Zosano Pharma Corp.	459,745	239
*,^	Leap Therapeutics Inc.	37,468	234
*,^	Trovagene Inc.	738,894	227
*	Proteon Therapeutics Inc.	114,390	217
*	Daxor Corp.	46,117	211
*,^	Sonoma Pharmaceuticals Inc.	38,184	210
*	Spero Therapeutics Inc.	17,637	207
*,^	ReShape Lifesciences Inc.	138,455	205
*,^	Tandem Diabetes Care Inc.	84,752	200
*,^	Eleven Biotherapeutics Inc.	239,630	194
*,^	Heat Biologics Inc.	503,096	193
*	Pro-Dex Inc.	27,970	192
*	Champions Oncology Inc.	47,321	184
*,^	EyeGate Pharmaceuticals Inc.	169,869	182
*,^	Galena Biopharma Inc.	676,855	177
*,^	Cytori Therapeutics Inc.	542,465	163
*,^	Achieve Life Sciences Inc.	120,418	163
*,^	OpGen Inc.	869,597	162
*	Apollo Endosurgery Inc.	28,953	162
*,^	Immune Pharmaceuticals Inc.	275,667	157
*,^	Argos Therapeutics Inc.	1,033,736	155
*,^	Avenue Therapeutics Inc.	41,385	151
*,^	Pulmatrix Inc.	106,878	151
*	Onconova Therapeutics Inc.	95,403	143
*,^	BioPharmX Corp.	1,253,040	138
*,^	Novus Therapeutics Inc.	32,360	125
*,^	Cellectar Biosciences Inc.	90,348	124
*,^	iBio Inc.	683,866	121

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Retractable Technologies Inc.	177,573	121
*	Fibrocell Science Inc.	184,212	120
*	Presbia plc	31,568	120
*,^	Dare Bioscience Inc.	47,341	102
*,^	Co-Diagnostics Inc.	30,012	82
*,^	Alliqua BioMedical Inc.	44,607	82
*	Bioanalytical Systems Inc.	32,712	81
*,^	Hemispherx Biopharma Inc.	228,709	79
*,^	Cesca Therapeutics Inc.	26,268	79
*,^	Precipio Inc.	62,198	76
*,^	Milestone Scientific Inc.	62,570	74
*	ARCA biopharma Inc.	44,395	61
*,^	Amedica Corp.	18,376	60
*,^	NantHealth Inc.	17,533	53
*,^	Soleno Therapeutics Inc.	28,882	52
*,^	Citius Pharmaceuticals Inc.	8,350	33
*	Regional Health Properties Inc.	164,977	28
*	NovaBay Pharmaceuticals Inc.	5,351	21
*	American Shared Hospital Services	4,591	12
	MGC Diagnostics Corp.	500	5
*	Sunesis Pharmaceuticals Inc. Warrants	12,500	4
*	ProPhase Labs Inc.	749	2
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			83,049,726
Industrials (13.3%)
	Boeing Co.	13,638,101	4,022,012
	General Electric Co.	209,030,693	3,647,586
	3M Co.	14,352,804	3,378,219
	Honeywell International Inc.	18,353,252	2,814,655
	Union Pacific Corp.	18,973,969	2,544,409
	United Technologies Corp.	18,279,165	2,331,873
	Accenture plc Class A	14,814,853	2,268,006
	Caterpillar Inc.	14,339,551	2,259,626
*	PayPal Holdings Inc.	27,522,038	2,026,172
	United Parcel Service Inc. Class B	16,563,932	1,973,593
	Lockheed Martin Corp.	5,874,399	1,885,976
	FedEx Corp.	5,816,730	1,451,507
	Danaher Corp.	15,077,564	1,399,499
	Raytheon Co.	6,968,324	1,309,000
	Northrop Grumman Corp.	4,196,429	1,287,926
	General Dynamics Corp.	6,117,734	1,244,653
	Deere & Co.	7,743,729	1,211,971
	Automatic Data Processing Inc.	10,155,998	1,190,181
	Illinois Tool Works Inc.	7,020,798	1,171,420
	CSX Corp.	20,463,493	1,125,697
	Emerson Electric Co.	15,466,331	1,077,849
	Norfolk Southern Corp.	6,896,140	999,251
	Waste Management Inc.	10,468,209	903,406
	Johnson Controls International plc	22,302,639	849,954
	Eaton Corp. plc	10,617,859	838,917
	Sherwin-Williams Co.	2,028,778	831,880
	TE Connectivity Ltd.	8,477,105	805,664
	Fidelity National Information Services Inc.	8,035,812	756,090
	Cummins Inc.	3,799,901	671,215
*	Fiserv Inc.	5,024,787	658,900
	Amphenol Corp. Class A	7,362,865	646,460
	Parker-Hannifin Corp.	3,209,579	640,568
	Roper Technologies Inc.	2,463,623	638,078
	Rockwell Automation Inc.	3,096,051	607,910
	PACCAR Inc.	8,472,754	602,243
	Fortive Corp.	7,534,351	545,110
	Ingersoll-Rand plc	6,022,164	537,117
	Rockwell Collins Inc.	3,925,150	532,329
	Paychex Inc.	7,790,554	530,381

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Agilent Technologies Inc.	7,757,391	519,512
	Waste Connections Inc.	6,355,902	450,888
*	FleetCor Technologies Inc.	2,158,417	415,344
	Vulcan Materials Co.	3,187,202	409,141
	AMETEK Inc.	5,563,413	403,181
	WestRock Co.	6,128,660	387,393
	Global Payments Inc.	3,834,574	384,378
*	Mettler-Toledo International Inc.	616,490	381,928
	Fastenal Co.	6,930,642	379,037
	Dover Corp.	3,750,781	378,791
	L3 Technologies Inc.	1,882,382	372,429
*	Verisk Analytics Inc. Class A	3,770,856	362,002
	Republic Services Inc. Class A	5,240,589	354,316
*	United Rentals Inc.	2,037,846	350,326
	Martin Marietta Materials Inc.	1,514,377	334,738
	Masco Corp.	7,576,469	332,910
	Textron Inc.	5,711,165	323,195
	Ball Corp.	8,440,963	319,490
	Cintas Corp.	2,047,277	319,027
	Total System Services Inc.	3,990,408	315,601
	TransDigm Group Inc.	1,126,182	309,272
	WW Grainger Inc.	1,304,515	308,192
	CH Robinson Worldwide Inc.	3,359,952	299,338
	Xylem Inc.	4,325,863	295,024
*	Vantiv Inc. Class A	3,916,054	288,026
	Alliance Data Systems Corp.	1,131,719	286,868
	Pentair plc	3,932,913	277,742
	Expeditors International of Washington Inc.	4,283,438	277,096
	Packaging Corp. of America	2,274,152	274,149
*	XPO Logistics Inc.	2,887,508	264,467
	Kansas City Southern	2,495,207	262,546
*	CoStar Group Inc.	870,431	258,474
	Huntington Ingalls Industries Inc.	1,091,639	257,299
	Broadridge Financial Solutions Inc.	2,806,852	254,245
	Fortune Brands Home & Security Inc.	3,658,428	250,383
*	Trimble Inc.	6,068,843	246,638
	Owens Corning	2,678,659	246,276
	Spirit AeroSystems Holdings Inc. Class A	2,787,969	243,250
	JB Hunt Transport Services Inc.	2,112,061	242,845
	IDEX Corp.	1,839,255	242,726
	Cognex Corp.	3,963,373	242,400
	Jack Henry & Associates Inc.	1,865,334	218,169
*	TransUnion	3,954,759	217,354
	AO Smith Corp.	3,521,825	215,817
	Sealed Air Corp.	4,349,290	214,420
*,^	Sensata Technologies Holding NV	4,127,448	210,954
	Old Dominion Freight Line Inc.	1,586,887	208,755
	ManpowerGroup Inc.	1,595,685	201,232
	Lennox International Inc.	956,904	199,285
	PerkinElmer Inc.	2,650,268	193,788
	Jacobs Engineering Group Inc.	2,902,495	191,449
*	Keysight Technologies Inc.	4,474,194	186,126
*	Berry Global Group Inc.	3,149,143	184,760
*	First Data Corp. Class A	10,993,694	183,705
	Graco Inc.	4,047,186	183,014
*	Crown Holdings Inc.	3,240,703	182,290
	Allegion plc	2,290,779	182,254
	Orbital ATK Inc.	1,384,518	182,064
*	IPG Photonics Corp.	841,351	180,158
	Acuity Brands Inc.	1,015,718	178,766
	Hubbell Inc. Class B	1,316,699	178,202
	Universal Display Corp.	1,020,094	176,119
	Fluor Corp.	3,370,850	174,104
	Nordson Corp.	1,181,053	172,906

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* HD Supply Holdings Inc.	4,273,199	171,056
* Arrow Electronics Inc.	2,118,537	170,352
Carlisle Cos. Inc.	1,495,195	169,929
Xerox Corp.	5,818,115	169,598
^ Wabtec Corp.	2,081,295	169,480
* Coherent Inc.	593,536	167,508
Oshkosh Corp.	1,810,329	164,541
Toro Co.	2,467,551	160,958
Robert Half International Inc.	2,867,086	159,238
FLIR Systems Inc.	3,338,256	155,629
Donaldson Co. Inc.	3,137,865	153,598
* WEX Inc.	1,033,355	145,941
* Quanta Services Inc.	3,726,308	145,736
BWX Technologies Inc.	2,392,046	144,695
* AECOM	3,783,684	140,564
Knight-Swift Transportation Holdings Inc.	3,207,881	140,249
Allison Transmission Holdings Inc.	3,247,712	139,879
* Stericycle Inc.	2,055,987	139,787
* Teledyne Technologies Inc.	766,133	138,785
Trinity Industries Inc.	3,648,245	136,663
Hexcel Corp.	2,156,872	133,403
* Zebra Technologies Corp.	1,279,642	132,827
Flowserve Corp.	3,146,605	132,566
Lincoln Electric Holdings Inc.	1,425,557	130,553
AptarGroup Inc.	1,510,252	130,305
Booz Allen Hamilton Holding Corp. Class A	3,339,731	127,344
Sonoco Products Co.	2,394,222	127,229
MDU Resources Group Inc.	4,709,927	126,603
Eagle Materials Inc.	1,110,787	125,852
Watsco Inc.	730,272	124,175
Macquarie Infrastructure Corp.	1,930,182	123,918
Genpact Ltd.	3,720,148	118,077
National Instruments Corp.	2,828,785	117,762
* Genesee & Wyoming Inc. Class A	1,483,836	116,822
Curtiss-Wright Corp.	955,752	116,458
EMCOR Group Inc.	1,422,528	116,292
AGCO Corp.	1,626,059	116,149
Avnet Inc.	2,912,707	115,401
Graphic Packaging Holding Co.	7,460,616	115,267
HEICO Corp. Class A	1,446,497	114,346
Air Lease Corp. Class A	2,359,583	113,472
ITT Inc.	2,115,956	112,929
MAXIMUS Inc.	1,562,714	111,859
Crane Co.	1,216,204	108,510
Littelfuse Inc.	547,197	108,247
Ryder System Inc.	1,273,493	107,190
Jabil Inc.	4,040,526	106,064
Landstar System Inc.	1,008,207	104,954
Bemis Co. Inc.	2,188,132	104,571
MSC Industrial Direct Co. Inc. Class A	1,073,720	103,786
Woodward Inc.	1,327,245	101,587
* Euronet Worldwide Inc.	1,201,865	101,281
Kennametal Inc.	1,949,098	94,356
Terex Corp.	1,929,361	93,034
* CoreLogic Inc.	1,990,822	91,996
* Louisiana-Pacific Corp.	3,485,162	91,520
Brink's Co.	1,155,159	90,911
Valmont Industries Inc.	544,235	90,261
Deluxe Corp.	1,165,341	89,545
* Owens-Illinois Inc.	3,927,693	87,077
Maxar Technologies Ltd.	1,349,291	86,786
* Kirby Corp.	1,294,932	86,501
* KLX Inc.	1,240,094	84,636
John Bean Technologies Corp.	761,024	84,321

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Summit Materials Inc. Class A	2,649,393	83,297
Timken Co.	1,691,837	83,154
Regal Beloit Corp.	1,072,940	82,187
* USG Corp.	2,044,283	78,828
Belden Inc.	1,019,975	78,711
* MasTec Inc.	1,594,998	78,075
* Conduent Inc.	4,815,713	77,822
Barnes Group Inc.	1,227,076	77,637
* WESCO International Inc.	1,132,695	77,193
* Trex Co. Inc.	708,951	76,843
* Colfax Corp.	1,931,464	76,525
* On Assignment Inc.	1,188,519	76,386
* Generac Holdings Inc.	1,496,965	74,130
Cimpress NV	597,043	71,574
* Rogers Corp.	437,929	70,909
EnerSys	1,016,561	70,783
* RBC Bearings Inc.	553,793	69,999
* Moog Inc. Class A	782,577	67,967
* Clean Harbors Inc.	1,243,399	67,392
KBR Inc.	3,372,893	66,884
Vishay Intertechnology Inc.	3,199,115	66,382
* Rexnord Corp.	2,497,970	64,997
* JELD-WEN Holding Inc.	1,649,123	64,926
* TopBuild Corp.	855,203	64,773
Tetra Tech Inc.	1,342,668	64,649
MSA Safety Inc.	829,459	64,300
Applied Industrial Technologies Inc.	938,089	63,884
* II-VI Inc.	1,352,133	63,483
UniFirst Corp.	376,282	62,049
* Armstrong World Industries Inc.	1,017,505	61,610
Granite Construction Inc.	959,685	60,873
* Proto Labs Inc.	576,116	59,340
* WageWorks Inc.	956,027	59,274
* Builders FirstSource Inc.	2,710,915	59,071
ABM Industries Inc.	1,563,589	58,979
GATX Corp.	933,577	58,031
* AMN Healthcare Services Inc.	1,153,741	56,822
Simpson Manufacturing Co. Inc.	980,512	56,291
* Gardner Denver Holdings Inc.	1,657,913	56,253
Silgan Holdings Inc.	1,862,728	54,746
* Sanmina Corp.	1,655,580	54,634
* Itron Inc.	797,136	54,365
* Esterline Technologies Corp.	725,151	54,169
Convergys Corp.	2,243,535	52,723
Universal Forest Products Inc.	1,398,136	52,598
* Anixter International Inc.	685,533	52,101
Insperity Inc.	900,858	51,664
Korn/Ferry International	1,245,964	51,558
Watts Water Technologies Inc. Class A	672,556	51,081
* Masonite International Corp.	687,054	50,945
* Navistar International Corp.	1,185,647	50,841
* Aerojet Rocketdyne Holdings Inc.	1,626,062	50,733
* Meritor Inc.	2,126,809	49,895
* Plexus Corp.	815,317	49,506
Schneider National Inc. Class B	1,692,478	48,337
Covanta Holding Corp.	2,852,440	48,206
Mueller Water Products Inc. Class A	3,825,920	47,939
EnPro Industries Inc.	510,745	47,760
Mueller Industries Inc.	1,339,788	47,469
Triton International Ltd.	1,261,874	47,257
* ExlService Holdings Inc.	777,248	46,907
* SPX FLOW Inc.	976,771	46,445
* American Woodmark Corp.	351,315	45,759
Greif Inc. Class A	738,350	44,729

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Ambarella Inc.	758,853	44,583
*	TriNet Group Inc.	1,002,133	44,435
	Exponent Inc.	619,720	44,062
	World Fuel Services Corp.	1,562,192	43,960
	Franklin Electric Co. Inc.	957,075	43,930
*	Saia Inc.	613,013	43,371
	Albany International Corp.	698,544	42,926
	Otter Tail Corp.	950,681	42,258
	Forward Air Corp.	727,691	41,799
	Brady Corp. Class A	1,097,299	41,588
	Werner Enterprises Inc.	1,049,390	40,559
*	FTI Consulting Inc.	917,867	39,432
	Chicago Bridge & Iron Co. NV	2,442,655	39,424
	Kaman Corp.	664,118	39,077
	Comfort Systems USA Inc.	895,056	39,069
*	Floor & Decor Holdings Inc. Class A	802,455	39,064
	Sun Hydraulics Corp.	586,890	37,966
*	Patrick Industries Inc.	546,051	37,923
*	Installed Building Products Inc.	498,931	37,894
*	Novanta Inc.	749,492	37,475
	Mobile Mini Inc.	1,079,813	37,254
	Greenbrier Cos. Inc.	689,825	36,768
*	Hub Group Inc. Class A	766,680	36,724
	Boise Cascade Co.	920,301	36,720
*	BMC Stock Holdings Inc.	1,450,890	36,708
*	Harsco Corp.	1,940,372	36,188
*	Atlas Air Worldwide Holdings Inc.	611,000	35,835
	ESCO Technologies Inc.	588,999	35,487
*,^	MACOM Technology Solutions Holdings Inc.	1,086,024	35,339
*	Benchmark Electronics Inc.	1,207,534	35,139
	Cubic Corp.	591,950	34,895
	AAON Inc.	950,331	34,877
	Actuant Corp. Class A	1,377,093	34,840
*	TTM Technologies Inc.	2,203,431	34,528
*	Integer Holdings Corp.	756,393	34,265
	General Cable Corp.	1,145,338	33,902
	Altra Industrial Motion Corp.	668,346	33,685
	Methode Electronics Inc.	837,516	33,584
*	Paylocity Holding Corp.	695,568	32,803
	AZZ Inc.	634,737	32,435
*,^	Axon Enterprise Inc.	1,206,039	31,960
*	Milacron Holdings Corp.	1,667,259	31,911
*,^	US Concrete Inc.	380,680	31,844
	Badger Meter Inc.	665,365	31,804
*	Knowles Corp.	2,168,769	31,794
	Apogee Enterprises Inc.	691,842	31,638
	Triumph Group Inc.	1,150,862	31,303
	Standex International Corp.	307,237	31,292
	Aircastle Ltd.	1,337,840	31,292
	H&E Equipment Services Inc.	769,325	31,273
*	Air Transport Services Group Inc.	1,350,504	31,251
	ManTech International Corp. Class A	622,201	31,228
	Tennant Co.	429,276	31,187
	Matson Inc.	1,041,453	31,077
	AAR Corp.	788,784	30,991
*	Imperva Inc.	777,316	30,859
*	SPX Corp.	976,942	30,666
	Manitowoc Co. Inc.	761,563	29,960
	Raven Industries Inc.	871,712	29,943
	HEICO Corp.	315,608	29,778
*	GMS Inc.	790,273	29,746
*	TriMas Corp.	1,100,364	29,435
	Astec Industries Inc.	501,403	29,332
*	Sykes Enterprises Inc.	930,910	29,277

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Wabash National Corp.	1,346,324	29,215
*	Aerovironment Inc.	514,856	28,914
	Federal Signal Corp.	1,435,473	28,839
*	Cotiviti Holdings Inc.	885,618	28,526
*	Advanced Disposal Services Inc.	1,167,141	27,941
*	TrueBlue Inc.	1,012,112	27,833
*	OSI Systems Inc.	430,233	27,698
	Viad Corp.	491,116	27,208
	Primoris Services Corp.	990,968	26,944
	US Ecology Inc.	524,780	26,764
	Kadant Inc.	265,009	26,607
	McGrath RentCorp	558,942	26,259
*	Continental Building Products Inc.	925,683	26,058
	Heartland Express Inc.	1,102,774	25,739
	Multi-Color Corp.	343,021	25,675
	Alamo Group Inc.	224,304	25,317
*	Gibraltar Industries Inc.	762,949	25,177
*	MINDBODY Inc. Class A	814,120	24,790
*	Fabrinet	863,601	24,785
*	Tutor Perini Corp.	964,169	24,442
	Materion Corp.	485,810	23,610
	Encore Wire Corp.	476,438	23,179
^	Sturm Ruger & Co. Inc.	408,415	22,810
*	Kratos Defense & Security Solutions Inc.	2,150,379	22,773
*	ICF International Inc.	433,142	22,740
	Lindsay Corp.	254,384	22,437
	REV Group Inc.	688,769	22,406
	MTS Systems Corp.	409,704	22,001
*,^	Inovalon Holdings Inc. Class A	1,464,782	21,972
*	Huron Consulting Group Inc.	541,253	21,894
*	Casella Waste Systems Inc. Class A	936,223	21,552
*	NCI Building Systems Inc.	1,107,991	21,384
	ArcBest Corp.	593,713	21,225
	AVX Corp.	1,226,358	21,216
*	Navigant Consulting Inc.	1,091,110	21,178
*	Cardtronics plc Class A	1,116,997	20,687
	Schnitzer Steel Industries Inc.	611,360	20,481
*	Lydall Inc.	395,634	20,078
	Kelly Services Inc. Class A	729,203	19,885
	CIRCOR International Inc.	403,096	19,623
	Douglas Dynamics Inc.	514,598	19,452
	Advanced Drainage Systems Inc.	815,066	19,439
*	CBIZ Inc.	1,257,126	19,423
	Quanex Building Products Corp.	827,782	19,370
*	Aegion Corp. Class A	758,942	19,300
*	FARO Technologies Inc.	408,258	19,188
*	Thermon Group Holdings Inc.	807,516	19,114
	EVERTEC Inc.	1,399,164	19,099
	CTS Corp.	741,610	19,096
*	PGT Innovations Inc.	1,131,940	19,073
	Marten Transport Ltd.	920,343	18,683
	Columbus McKinnon Corp.	465,044	18,592
*	KEMET Corp.	1,219,625	18,368
*,^	Evolent Health Inc. Class A	1,462,317	17,987
	Hyster-Yale Materials Handling Inc.	211,033	17,972
*	Echo Global Logistics Inc.	641,236	17,955
*	Veeco Instruments Inc.	1,182,395	17,559
	Global Brass & Copper Holdings Inc.	529,261	17,519
	NN Inc.	623,688	17,214
	Griffon Corp.	843,908	17,174
*	Atkore International Group Inc.	787,494	16,892
*,^	American Outdoor Brands Corp.	1,306,526	16,776
*	Astronics Corp.	402,036	16,672
*	Electro Scientific Industries Inc.	759,449	16,275

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Quad/Graphics Inc.	716,975	16,204
	Argan Inc.	357,803	16,101
*	Control4 Corp.	538,156	16,016
*	Donnelley Financial Solutions Inc.	818,570	15,954
	RR Donnelley & Sons Co.	1,670,666	15,537
	RPX Corp.	1,131,311	15,205
	Kforce Inc.	583,846	14,742
	Cass Information Systems Inc.	237,503	13,825
*	MYR Group Inc.	385,799	13,785
	Myers Industries Inc.	685,134	13,360
	TeleTech Holdings Inc.	330,425	13,300
*	Engility Holdings Inc.	457,241	12,972
*	TimkenSteel Corp.	845,901	12,849
	Gorman-Rupp Co.	402,602	12,565
	Insteel Industries Inc.	440,921	12,487
	Ennis Inc.	596,227	12,372
	LSC Communications Inc.	813,579	12,326
*	Everi Holdings Inc.	1,602,306	12,081
	Spartan Motors Inc.	757,993	11,938
*	YRC Worldwide Inc.	803,439	11,553
*	InnerWorkings Inc.	1,121,052	11,244
*	Kimball Electronics Inc.	616,081	11,243
*	DXP Enterprises Inc.	379,566	11,224
*	CAI International Inc.	387,265	10,967
*	Cross Country Healthcare Inc.	848,420	10,826
*	NV5 Global Inc.	196,764	10,655
	Barrett Business Services Inc.	164,151	10,586
	Heidrick & Struggles International Inc.	430,237	10,562
	Resources Connection Inc.	679,452	10,498
*	Wesco Aircraft Holdings Inc.	1,380,159	10,213
	VSE Corp.	209,897	10,165
*	Sterling Construction Co. Inc.	623,087	10,144
*	Bazaarvoice Inc.	1,859,775	10,136
*,^	Team Inc.	679,853	10,130
	NVE Corp.	117,757	10,127
*	Mistras Group Inc.	414,524	9,729
*	International Seaways Inc.	525,846	9,707
	Mesa Laboratories Inc.	77,702	9,658
*	Ply Gem Holdings Inc.	507,740	9,393
	Park-Ohio Holdings Corp.	203,655	9,358
	B. Riley Financial Inc.	504,217	9,126
*	Vicor Corp.	433,513	9,060
	CRA International Inc.	191,041	8,587
*	Covenant Transportation Group Inc. Class A	297,596	8,550
	DMC Global Inc.	339,542	8,506
*,^	Energous Corp.	437,294	8,505
*	Daseke Inc.	594,202	8,491
*	Armstrong Flooring Inc.	500,135	8,462
	Park Electrochemical Corp.	429,759	8,445
*	Eagle Bulk Shipping Inc.	1,768,188	7,921
*	Landec Corp.	625,243	7,878
	Daktronics Inc.	855,295	7,809
*	Ducommun Inc.	274,102	7,798
*,^	Energy Recovery Inc.	883,064	7,727
*	Heritage-Crystal Clean Inc.	354,873	7,718
	Essendant Inc.	825,685	7,654
*	Great Lakes Dredge & Dock Corp.	1,408,260	7,605
	American Railcar Industries Inc.	182,508	7,600
*	Horizon Global Corp.	533,795	7,484
*	PHH Corp.	717,034	7,385
*	Roadrunner Transportation Systems Inc.	953,454	7,351
*	Commercial Vehicle Group Inc.	663,077	7,088
	Hurco Cos. Inc.	164,009	6,921
	Miller Industries Inc.	251,924	6,500

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Omega Flex Inc.	90,399	6,455
*	GP Strategies Corp.	276,939	6,425
*	Vishay Precision Group Inc.	255,423	6,424
	Allied Motion Technologies Inc.	185,435	6,136
*	Twin Disc Inc.	229,543	6,099
	Powell Industries Inc.	212,812	6,097
*,^	Babcock & Wilcox Enterprises Inc.	1,057,831	6,008
*	UFP Technologies Inc.	209,195	5,816
	Bel Fuse Inc. Class B	230,787	5,810
*	Hill International Inc.	1,029,286	5,610
*	Foundation Building Materials Inc.	378,239	5,594
*	CryoPort Inc.	651,193	5,594
*,^	Hudson Technologies Inc.	917,657	5,570
*	Iteris Inc.	798,613	5,566
*	ServiceSource International Inc.	1,764,150	5,451
*,^	Blue Bird Corp.	273,594	5,445
*	Sparton Corp.	234,956	5,418
	National Research Corp. Class A	142,878	5,329
*	LB Foster Co. Class A	195,628	5,311
	FreightCar America Inc.	308,772	5,274
*	Layne Christensen Co.	419,147	5,260
*,^	Forterra Inc.	458,345	5,088
*	Willdan Group Inc.	210,309	5,035
*	Franklin Covey Co.	241,937	5,020
*	Acacia Research Corp.	1,231,814	4,989
	Graham Corp.	237,610	4,973
	National Research Corp. Class B	87,371	4,969
^	Advanced Emissions Solutions Inc.	511,393	4,940
*	Orion Group Holdings Inc.	621,254	4,864
*	Era Group Inc.	445,659	4,791
	Hardinge Inc.	274,122	4,775
*	Overseas Shipholding Group Inc. Class A	1,699,431	4,656
*	Astronics Corp. Class B	111,320	4,636
	LSI Industries Inc.	669,774	4,608
^	Celadon Group Inc.	696,454	4,457
	Universal Logistics Holdings Inc.	184,031	4,371
^	EnviroStar Inc.	106,814	4,273
*,^	Maxwell Technologies Inc.	738,356	4,253
*	Northwest Pipe Co.	221,568	4,241
	Eastern Co.	154,082	4,029
*	Information Services Group Inc.	940,165	3,920
	CECO Environmental Corp.	752,337	3,859
*	Radiant Logistics Inc.	800,706	3,683
*	PRGX Global Inc.	518,653	3,682
	United States Lime & Minerals Inc.	46,332	3,572
*	IES Holdings Inc.	206,191	3,557
*	Intevac Inc.	518,049	3,549
	Crawford & Co. Class B	342,589	3,296
*	Huttig Building Products Inc.	492,582	3,276
	BG Staffing Inc.	203,010	3,236
*	Manitex International Inc.	336,259	3,228
*,^	Asure Software Inc.	226,261	3,195
*	Gencor Industries Inc.	192,869	3,192
*	USA Truck Inc.	175,321	3,179
*,^	MicroVision Inc.	1,875,205	3,057
*	StarTek Inc.	303,216	3,023
	NACCO Industries Inc. Class A	79,918	3,009
*	Ameresco Inc. Class A	347,654	2,990
	Crawford & Co. Class A	350,679	2,981
*,^	CyberOptics Corp.	193,613	2,904
*	Goldfield Corp.	590,960	2,896
*	IntriCon Corp.	129,608	2,566
*	Lawson Products Inc.	100,929	2,498
*	PFSweb Inc.	334,575	2,486

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Napco Security Technologies Inc.	277,803	2,431
*	Willis Lease Finance Corp.	97,102	2,425
*	General Finance Corp.	347,103	2,360
*,^	ExOne Co.	279,558	2,348
*	PAM Transportation Services Inc.	66,676	2,319
	Richardson Electronics Ltd.	336,052	2,265
*	Arotech Corp.	636,010	2,258
*	Transcat Inc.	147,758	2,106
*	BlueLinx Holdings Inc.	214,455	2,093
	Global Water Resources Inc.	222,045	2,074
*	ARC Document Solutions Inc.	808,195	2,061
*,^	Nuverra Environmental Solutions Inc.	111,848	2,033
*	Nuvectra Corp.	255,633	1,984
*	Aspen Aerogels Inc.	394,699	1,926
*	Perceptron Inc.	190,302	1,855
*	ModusLink Global Solutions Inc.	738,578	1,839
*	Frequency Electronics Inc.	191,069	1,788
*	DHI Group Inc.	932,175	1,771
*,^	CUI Global Inc.	643,279	1,769
*,^	ClearSign Combustion Corp.	464,971	1,674
*,^	Workhorse Group Inc.	652,080	1,669
*	Key Technology Inc.	85,625	1,578
*	American Superconductor Corp.	401,263	1,457
*	Sharps Compliance Corp.	341,266	1,396
*	ALJ Regional Holdings Inc.	433,960	1,367
*,^	Mattersight Corp.	535,988	1,367
*	Hudson Global Inc.	604,026	1,359
*	Ultralife Corp.	196,161	1,285
*,^	Revolution Lighting Technologies Inc.	388,578	1,278
*	CPI Aerostructures Inc.	141,504	1,266
*,^	UQM Technologies Inc.	883,506	1,228
*	Perma-Pipe International Holdings Inc.	136,141	1,225
*	Xerium Technologies Inc.	285,836	1,218
	Black Box Corp.	320,731	1,139
*	Ballantyne Strong Inc.	233,667	1,087
*	LightPath Technologies Inc. Class A	472,290	1,048
*,^	ShotSpotter Inc.	73,739	1,036
*,^	Aqua Metals Inc.	437,765	932
*	Taylor Devices Inc.	67,427	910
*	Luna Innovations Inc.	363,141	882
	Espey Manufacturing & Electronics Corp.	36,513	875
*,^	Digital Power Corp.	269,100	864
*	Lincoln Educational Services Corp.	411,937	832
*	IEC Electronics Corp.	192,084	791
*,^	Applied DNA Sciences Inc.	489,800	779
*,^	eMagin Corp.	461,171	761
	Issuer Direct Corp.	41,182	756
	Greif Inc. Class B	10,847	752
*	Volt Information Sciences Inc.	184,237	700
*	Perma-Fix Environmental Services	189,166	690
*	SigmaTron International Inc.	67,689	686
*,^	Capstone Turbine Corp.	884,853	681
*	Universal Technical Institute Inc.	253,672	609
*	Innovative Solutions & Support Inc.	206,801	608
*	Broadwind Energy Inc.	215,360	586
*	Houston Wire & Cable Co.	77,154	556
	AMCON Distributing Co.	5,948	540
*,^	Energy Focus Inc.	215,166	525
*	Wireless Telecom Group Inc.	207,343	504
*,^	Synthesis Energy Systems Inc.	167,199	478
*	Air T Inc.	19,270	475
*,^	Vertex Energy Inc.	440,810	414
*,^	Air Industries Group	218,563	369
	Chicago Rivet & Machine Co.	11,328	360

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Odyssey Marine Exploration Inc.	93,730	354
*	Orion Energy Systems Inc.	393,206	346
*	DLH Holdings Corp.	52,984	326
*,^	Research Frontiers Inc.	305,937	318
^	Cemtrex Inc.	120,430	310
*	ASV Holdings Inc.	29,943	304
*	AMREP Corp.	41,838	293
	RF Industries Ltd.	106,818	288
*,^	Polar Power Inc.	54,712	278
*,^	Digital Ally Inc.	99,249	268
*,^	Payment Data Systems Inc.	105,913	266
	Bel Fuse Inc. Class A	10,580	248
*,^	EnSync Inc.	618,294	245
*	Fuel Tech Inc.	210,278	236
*	Pioneer Power Solutions Inc.	30,547	234
*,^	GEE Group Inc.	81,570	227
	Ecology and Environment Inc.	21,480	226
*	Image Sensing Systems Inc.	74,588	224
*,^	Limbach Holdings Inc.	16,095	223
*	ENGlobal Corp.	210,413	185
*	Echelon Corp.	30,896	174
*	Sypris Solutions Inc.	127,117	174
*	Rubicon Technology Inc.	21,565	173
*	Continental Materials Corp.	8,941	170
*,^	Turtle Beach Corp.	360,823	163
*	Dorian LPG Ltd.	15,135	124
*	Astrotech Corp.	33,837	113
*	SIFCO Industries Inc.	16,533	110
*	AeroCentury Corp.	6,716	102
*	Tecogen Inc.	37,877	102
*,^	Quest Resource Holding Corp.	39,194	91
*,^	Industrial Services of America Inc.	55,088	90
*,^	American Electric Technologies Inc.	43,277	65
	Servotronics Inc.	4,914	55
*	Command Security Corp.	16,985	52
*,^	SG Blocks Inc.	8,584	51
*	Coda Octopus Group Inc.	3,731	18
*,^	Professional Diversity Network Inc.	2,485	10
*	Electro-Sensors Inc.	1,291	5
*,^	Patriot National Inc.	129,819	5
*	Jewett-Cameron Trading Co. Ltd.	185	3
*	JetPay Corp.	400	1
*,^	Meridian Waste Solutions Inc.	600	1
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			88,296,072
Oil & Gas (5.7%)
	Exxon Mobil Corp.	102,086,256	8,538,494
	Chevron Corp.	45,755,089	5,728,080
	Schlumberger Ltd.	33,387,013	2,249,951
	ConocoPhillips	28,814,212	1,581,612
	EOG Resources Inc.	13,928,566	1,503,032
	Occidental Petroleum Corp.	18,442,832	1,358,499
	Phillips 66	10,381,143	1,050,053
	Halliburton Co.	19,974,467	976,152
	Valero Energy Corp.	10,545,521	969,239
	Kinder Morgan Inc.	45,747,055	826,649
	Marathon Petroleum Corp.	11,770,910	776,645
	Pioneer Natural Resources Co.	4,100,963	708,851
	Anadarko Petroleum Corp.	13,188,137	707,412
	Williams Cos. Inc.	19,921,657	607,411
*	Concho Resources Inc.	3,583,383	538,296
	Devon Energy Corp.	12,033,211	498,175
	Andeavor	3,571,444	408,359
	Apache Corp.	9,181,552	387,645

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	EQT Corp.	6,209,275	353,432
	Marathon Oil Corp.	20,473,079	346,609
	Hess Corp.	7,274,376	345,315
	Noble Energy Inc.	11,722,525	341,594
	National Oilwell Varco Inc.	9,154,273	329,737
	Baker Hughes a GE Co.	10,314,331	326,345
	Cabot Oil & Gas Corp.	11,144,932	318,745
*	Diamondback Energy Inc.	2,364,603	298,531
	Cimarex Energy Co.	2,295,231	280,041
*	Cheniere Energy Inc.	4,868,674	262,129
	Targa Resources Corp.	5,195,099	251,547
	HollyFrontier Corp.	4,270,845	218,753
*	Parsley Energy Inc. Class A	5,719,101	168,370
	OGE Energy Corp.	4,797,862	157,898
	Helmerich & Payne Inc.	2,353,143	152,107
*	Newfield Exploration Co.	4,808,915	151,625
*	WPX Energy Inc.	9,587,258	134,893
*	Energen Corp.	2,340,919	134,767
*	First Solar Inc.	1,887,244	127,427
*	RSP Permian Inc.	3,054,561	124,260
	Patterson-UTI Energy Inc.	5,356,244	123,247
	Murphy Oil Corp.	3,953,135	122,745
*	Continental Resources Inc.	2,259,442	119,683
^	Core Laboratories NV	1,061,360	116,272
	Range Resources Corp.	5,973,443	101,907
*	Antero Resources Corp.	5,317,551	101,033
*,^	Transocean Ltd.	9,418,892	100,594
*,^	Weatherford International plc	23,906,744	99,691
	PBF Energy Inc. Class A	2,518,403	89,277
*,^	Chesapeake Energy Corp.	20,798,661	82,363
*	PDC Energy Inc.	1,585,484	81,716
*,^	Centennial Resource Development Inc. Class A	3,759,654	74,441
*	Matador Resources Co.	2,348,695	73,115
*	Southwestern Energy Co.	12,356,085	68,947
	Ensco plc Class A	10,495,047	62,026
	Delek US Holdings Inc.	1,764,351	61,646
	SM Energy Co.	2,689,715	59,389
*	Callon Petroleum Co.	4,863,292	59,089
*	Whiting Petroleum Corp.	2,183,674	57,824
	SemGroup Corp. Class A	1,898,042	57,321
*	QEP Resources Inc.	5,804,459	55,549
*	Oasis Petroleum Inc.	6,485,383	54,542
	CNX Resources Corp.	3,609,578	52,808
	Oceaneering International Inc.	2,362,511	49,943
*	Gulfport Energy Corp.	3,743,379	47,766
*	Rowan Cos. plc Class A	3,041,477	47,630
*	SRC Energy Inc.	5,517,615	47,065
	Nabors Industries Ltd.	6,868,655	46,913
*	C&J Energy Services Inc.	1,369,244	45,829
	Pattern Energy Group Inc. Class A	2,117,382	45,503
*	McDermott International Inc.	6,812,659	44,827
*	Dril-Quip Inc.	915,461	43,667
*	Ultra Petroleum Corp.	4,754,001	43,071
*	Laredo Petroleum Inc.	3,794,729	40,262
^	RPC Inc.	1,561,906	39,875
*	Carrizo Oil & Gas Inc.	1,866,992	39,730
*	MRC Global Inc.	2,177,242	36,839
*	Superior Energy Services Inc.	3,704,139	35,671
*,^	Extraction Oil & Gas Inc.	2,487,874	35,601
*	Chart Industries Inc.	751,777	35,228
*	Oil States International Inc.	1,243,681	35,196
*	ProPetro Holding Corp.	1,506,023	30,361
*	Forum Energy Technologies Inc.	1,952,327	30,359
*	NOW Inc.	2,641,172	29,132

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Unit Corp.	1,278,702	28,131
*,^	Diamond Offshore Drilling Inc.	1,496,452	27,819
*	Noble Corp. plc	5,919,774	26,757
*	Halcon Resources Corp.	3,428,555	25,954
*	Helix Energy Solutions Group Inc.	3,435,618	25,905
*	Exterran Corp.	816,869	25,682
*,^	California Resources Corp.	981,839	19,087
*,^	Tellurian Inc.	1,877,854	18,290
	Archrock Inc.	1,713,401	17,991
*	SEACOR Holdings Inc.	381,866	17,650
*	SandRidge Energy Inc.	826,926	17,423
*	Newpark Resources Inc.	2,012,850	17,311
*	Ring Energy Inc.	1,232,669	17,134
	CVR Energy Inc.	425,714	15,854
*	Select Energy Services Inc. Class A	866,961	15,813
	Green Plains Inc.	931,041	15,688
*	Denbury Resources Inc.	7,098,125	15,687
*,^	Keane Group Inc.	824,513	15,674
*	Stone Energy Corp.	481,333	15,480
*	Par Pacific Holdings Inc.	781,053	15,059
*,^	Resolute Energy Corp.	456,276	14,359
*	Penn Virginia Corp.	342,173	13,382
*,^	Plug Power Inc.	5,536,889	13,067
*	Jagged Peak Energy Inc.	808,395	12,756
*	Tidewater Inc.	503,602	12,288
*	Bill Barrett Corp.	2,369,452	12,155
*	Bonanza Creek Energy Inc.	430,522	11,878
*	REX American Resources Corp.	141,313	11,699
*,^	WildHorse Resource Development Corp.	622,539	11,461
*	TETRA Technologies Inc.	2,635,805	11,255
*,^	SunPower Corp. Class A	1,322,511	11,149
*	Basic Energy Services Inc.	458,710	10,766
*	Matrix Service Co.	603,769	10,747
*	Renewable Energy Group Inc.	896,699	10,581
*	Abraxas Petroleum Corp.	3,714,486	9,138
*,^	Sanchez Energy Corp.	1,684,114	8,943
*	Solaris Oilfield Infrastructure Inc. Class A	405,251	8,676
*	Natural Gas Services Group Inc.	314,957	8,252
	Panhandle Oil and Gas Inc. Class A	380,727	7,824
*	Midstates Petroleum Co. Inc.	465,115	7,712
*	W&T Offshore Inc.	2,256,797	7,470
	Bristow Group Inc.	553,860	7,461
*	Green Brick Partners Inc.	614,588	6,945
*	TPI Composites Inc.	329,262	6,737
*	Trecora Resources	455,031	6,143
*	Flotek Industries Inc.	1,307,956	6,095
*	Pioneer Energy Services Corp.	1,790,993	5,463
*	SilverBow Resources Inc.	171,072	5,084
*,^	CARBO Ceramics Inc.	477,697	4,863
	Gulf Island Fabrication Inc.	362,038	4,860
*	Earthstone Energy Inc. Class A	442,914	4,708
*	Mammoth Energy Services Inc.	237,668	4,665
*	SEACOR Marine Holdings Inc.	397,963	4,656
*,^	NextDecade Corp.	552,370	4,596
*	Eclipse Resources Corp.	1,887,556	4,530
	Evolution Petroleum Corp.	661,203	4,529
*	Pacific Ethanol Inc.	953,170	4,337
*	ION Geophysical Corp.	219,564	4,336
*	Smart Sand Inc.	488,888	4,234
*	Geospace Technologies Corp.	317,569	4,119
*,^	Enphase Energy Inc.	1,676,885	4,041
*,^	Gastar Exploration Inc.	3,552,286	3,730
*	Energy XXI Gulf Coast Inc.	607,779	3,489
*	PHI Inc.	301,216	3,485

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Lilis Energy Inc.	630,352	3,221
*	Parker Drilling Co.	3,198,041	3,198
*,^	NCS Multistage Holdings Inc.	216,831	3,196
*	Independence Contract Drilling Inc.	780,582	3,107
*,^	Key Energy Services Inc.	260,791	3,075
	Adams Resources & Energy Inc.	66,406	2,889
*,^	Approach Resources Inc.	924,596	2,737
*,^	Comstock Resources Inc.	322,507	2,728
*,^	FuelCell Energy Inc.	1,592,033	2,706
*,^	Zion Oil & Gas Inc.	1,211,646	2,617
*,^	Hornbeck Offshore Services Inc.	798,105	2,482
*,^	Jones Energy Inc. Class A	1,997,029	2,197
*	Contango Oil & Gas Co.	459,974	2,166
*,^	Northern Oil and Gas Inc.	1,056,723	2,166
*	Dawson Geophysical Co.	411,309	2,044
*	Willbros Group Inc.	1,408,037	1,999
*	Isramco Inc.	17,021	1,781
*	Goodrich Petroleum Corp.	160,000	1,746
*	Lonestar Resources US Inc. Class A	400,880	1,592
*,^	Amyris Inc.	419,220	1,572
*	Ranger Energy Services Inc.	170,100	1,570
*,^	EP Energy Corp. Class A	552,891	1,305
*,^	Torchlight Energy Resources Inc.	793,893	1,064
*,^	Erin Energy Corp.	345,889	951
*,^	Rosehill Resources Inc.	112,200	882
*	PetroQuest Energy Inc.	447,372	846
*	PHI Inc.	70,644	832
*	VAALCO Energy Inc.	1,074,850	749
*	Mitcham Industries Inc.	232,826	738
*,^	Eco-Stim Energy Solutions Inc.	476,542	600
*,^	Stone Energy Corp. Warrants Exp. 02/28/2021	116,107	581
*,^	Ocean Power Technologies Inc.	499,865	550
*,^	Enservco Corp.	553,228	356
*,^	Ideal Power Inc.	146,040	207
*	Superior Drilling Products Inc.	113,740	167
*,^	Yuma Energy Inc.	91,843	107
*,^	Aemetis Inc.	137,486	76
*,^	Houston American Energy Corp.	120,121	40
^	EXCO Resources Inc.	140,771	30
*,^	Tidewater Inc. Warrants	8,839	21
*,^	Tidewater Inc. Warrants	9,555	20
*,^	SAExploration Holdings Inc.	8,164	18
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	9
*,^	Rex Energy Corp.	4,401	6
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	5
2	Harvest Natural Resources Inc.	51,829	—
			37,758,375
Other (0.0%)[3]
*,2	Dyax Corp. CVR Exp. 12/31/2019	2,750,063	5,500
*,2	Herbalife Ltd. CVR	234,057	2,270
*,^,2	Tobira Therapeutics CVR Exp. 12/31/2028	201,001	911
*,2	NewStar Financial Inc	551,185	298
*,2	Ocera Therapeutics CVR Line	653,477	176
*,2	Ambit Biosciences Corp. CVR	201,330	121
*,2	Media General Inc. CVR	2,351,934	91
*,2	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Kadmon Warrants Exp. 09/29/2022	169,257	18
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,2	Achieve Life Sciences Inc. CVR	228,587	2
*,2	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,2	Clinical Data CVR	216,285	—
*,2	Chelsea Therapeutics International Ltd. CVR	1,157,305	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,2	Biosante Pharmaceutical Inc. CVR	253,823	—

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,2	NuPathe Inc. CVR	158,681	—
			9,473
Technology (18.5%)
	Apple Inc.	111,385,671	18,849,797
	Microsoft Corp.	185,889,867	15,901,019
*	Facebook Inc. Class A	57,482,974	10,143,446
*	Alphabet Inc. Class A	7,176,778	7,560,018
*	Alphabet Inc. Class C	7,172,896	7,505,718
	Intel Corp.	112,809,258	5,207,275
	Cisco Systems Inc.	119,127,654	4,562,589
	Oracle Corp.	75,440,549	3,566,829
	International Business Machines Corp.	21,200,610	3,252,598
	NVIDIA Corp.	13,146,656	2,543,878
	Broadcom Ltd.	9,833,581	2,526,247
	Texas Instruments Inc.	23,756,919	2,481,173
	QUALCOMM Inc.	35,533,167	2,274,833
*	Adobe Systems Inc.	11,881,467	2,082,108
*	salesforce.com Inc.	16,536,159	1,690,492
	Applied Materials Inc.	25,705,993	1,314,090
*	Micron Technology Inc.	26,407,543	1,085,878
	Cognizant Technology Solutions Corp. Class A	14,212,329	1,009,360
	Intuit Inc.	5,854,912	923,788
	HP Inc.	40,251,647	845,687
	Analog Devices Inc.	8,884,057	790,948
	Lam Research Corp.	3,903,308	718,482
	Corning Inc.	20,944,373	670,010
	DXC Technology Co.	6,875,667	652,501
	Western Digital Corp.	7,128,390	566,921
*	Autodesk Inc.	5,282,821	553,798
	Hewlett Packard Enterprise Co.	38,432,692	551,893
*	ServiceNow Inc.	4,160,711	542,515
*	Cerner Corp.	7,611,433	512,934
*	Red Hat Inc.	4,267,396	512,514
	Microchip Technology Inc.	5,636,059	495,297
	Skyworks Solutions Inc.	4,418,548	419,541
	Symantec Corp.	14,938,333	419,170
	Xilinx Inc.	6,048,215	407,771
	Harris Corp.	2,873,777	407,071
*	Dell Technologies Inc. Class V	4,895,901	397,939
	KLA-Tencor Corp.	3,777,538	396,906
*	Twitter Inc.	15,216,200	365,341
	NetApp Inc.	6,500,754	359,622
	Maxim Integrated Products Inc.	6,785,362	354,739
	Motorola Solutions Inc.	3,904,238	352,709
*	Workday Inc. Class A	3,300,915	335,835
*	Synopsys Inc.	3,617,146	308,326
*	Palo Alto Networks Inc.	2,102,869	304,790
*	Citrix Systems Inc.	3,457,862	304,292
*	ANSYS Inc.	2,042,039	301,385
	Seagate Technology plc	6,971,660	291,694
*	Cadence Design Systems Inc.	6,800,655	284,403
*	Splunk Inc.	3,372,579	279,384
*	Arista Networks Inc.	1,145,002	269,740
	Juniper Networks Inc.	9,033,570	257,457
	CDW Corp.	3,689,832	256,406
*	Gartner Inc.	2,073,639	255,369
*	Akamai Technologies Inc.	3,871,811	251,823
	CA Inc.	7,565,034	251,764
	CDK Global Inc.	3,315,793	236,350
	Leidos Holdings Inc.	3,641,929	235,159
*,^	VeriSign Inc.	2,021,572	231,349
*,^	VMware Inc. Class A	1,837,158	230,233
*,^	Advanced Micro Devices Inc.	22,088,853	227,073
*	IAC/InterActiveCorp	1,835,007	224,385

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	ON Semiconductor Corp.	10,215,836	213,920
*	Square Inc.	6,154,292	213,369
*	Qorvo Inc.	3,063,539	204,032
	Marvell Technology Group Ltd.	9,465,627	203,227
	Teradyne Inc.	4,746,824	198,750
*	F5 Networks Inc.	1,508,748	197,978
*	CommScope Holding Co. Inc.	4,598,490	173,961
	SS&C Technologies Holdings Inc.	4,203,742	170,167
*	PTC Inc.	2,784,040	169,186
*	Fortinet Inc.	3,565,770	155,788
*	Tyler Technologies Inc.	859,012	152,088
*,^	Snap Inc.	10,399,441	151,936
*	Ultimate Software Group Inc.	683,514	149,163
*	Microsemi Corp.	2,827,288	146,029
	LogMeIn Inc.	1,267,299	145,106
*	Veeva Systems Inc. Class A	2,622,471	144,970
*	GoDaddy Inc. Class A	2,859,394	143,770
	Garmin Ltd.	2,263,598	134,843
*	Guidewire Software Inc.	1,814,859	134,771
*	Cavium Inc.	1,583,037	132,706
*	EPAM Systems Inc.	1,209,019	129,885
*	athenahealth Inc.	962,702	128,078
	MKS Instruments Inc.	1,306,567	123,471
	CSRA Inc.	3,944,771	118,028
	Cypress Semiconductor Corp.	7,627,066	116,236
*	Aspen Technology Inc.	1,755,550	116,217
*	Nuance Communications Inc.	6,948,196	113,603
*	Teradata Corp.	2,917,716	112,215
	Fair Isaac Corp.	724,363	110,972
*	ARRIS International plc	4,282,938	110,029
	Blackbaud Inc.	1,155,825	109,214
*	Tableau Software Inc. Class A	1,545,950	106,980
	Monolithic Power Systems Inc.	950,128	106,756
	Entegris Inc.	3,403,858	103,647
*	NCR Corp.	2,928,410	99,537
*,^	ViaSat Inc.	1,328,944	99,471
	SYNNEX Corp.	720,751	97,986
*,^	Paycom Software Inc.	1,142,319	91,762
*	Proofpoint Inc.	1,027,919	91,289
*	Integrated Device Technology Inc.	3,049,524	90,662
*	Silicon Laboratories Inc.	1,024,038	90,423
	DST Systems Inc.	1,454,659	90,291
*	Tech Data Corp.	917,900	89,927
*	Cree Inc.	2,357,609	87,562
*	Medidata Solutions Inc.	1,336,756	84,710
	j2 Global Inc.	1,104,708	82,886
*	Nutanix Inc.	2,339,453	82,536
*	Manhattan Associates Inc.	1,661,129	82,292
	Science Applications International Corp.	1,040,267	79,653
*	Cirrus Logic Inc.	1,534,033	79,555
*	Dycom Industries Inc.	710,647	79,187
*	Zendesk Inc.	2,322,432	78,591
*	CACI International Inc. Class A	590,810	78,194
*,^	2U Inc.	1,194,661	77,068
*	HubSpot Inc.	814,107	71,967
*	RingCentral Inc. Class A	1,486,458	71,945
*	Ciena Corp.	3,436,495	71,926
*	Ellie Mae Inc.	787,263	70,381
*,^	Lumentum Holdings Inc.	1,418,883	69,383
*	RealPage Inc.	1,495,610	66,256
*	Advanced Energy Industries Inc.	957,868	64,637
*	ACI Worldwide Inc.	2,849,908	64,607
*	Verint Systems Inc.	1,533,465	64,175
	InterDigital Inc.	835,913	63,655

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Allscripts Healthcare Solutions Inc.	4,336,528	63,096
*	NetScout Systems Inc.	1,995,330	60,758
*	FireEye Inc.	4,224,773	59,992
*	New Relic Inc.	994,616	57,459
	Cabot Microelectronics Corp.	607,200	57,125
*	Mercury Systems Inc.	1,097,422	56,353
*	Finisar Corp.	2,752,971	56,023
*	Semtech Corp.	1,587,486	54,292
*	CommVault Systems Inc.	1,000,384	52,520
*	EchoStar Corp. Class A	872,607	52,269
*	Box Inc.	2,421,067	51,133
	Pitney Bowes Inc.	4,520,242	50,536
*	Envestnet Inc.	1,006,225	50,160
	Power Integrations Inc.	680,638	50,061
*	Viavi Solutions Inc.	5,470,880	47,815
*	VeriFone Systems Inc.	2,691,365	47,664
*	Callidus Software Inc.	1,627,969	46,641
	Progress Software Corp.	1,091,367	46,459
	Cogent Communications Holdings Inc.	991,348	44,908
*	Cornerstone OnDemand Inc.	1,253,881	44,300
	Pegasystems Inc.	933,368	44,008
	TiVo Corp.	2,802,155	43,714
*	Qualys Inc.	735,182	43,633
*	NETGEAR Inc.	723,167	42,486
	Ebix Inc.	531,704	42,138
*	BroadSoft Inc.	759,324	41,687
*	Premier Inc. Class A	1,377,011	40,195
	Plantronics Inc.	795,942	40,100
*,^	Ubiquiti Networks Inc.	563,211	39,999
*	Cloudera Inc.	2,346,091	38,757
*,^	Match Group Inc.	1,217,512	38,120
	Brooks Automation Inc.	1,597,990	38,112
*	MaxLinear Inc.	1,439,687	38,037
*	Rambus Inc.	2,638,373	37,518
*,^	Twilio Inc. Class A	1,571,579	37,089
*	Pure Storage Inc. Class A	2,249,360	35,675
	CSG Systems International Inc.	809,669	35,480
*	Extreme Networks Inc.	2,732,502	34,211
*,^	Inphi Corp.	921,989	33,745
*	Synaptics Inc.	831,901	33,226
*	Electronics For Imaging Inc.	1,123,996	33,192
*	Insight Enterprises Inc.	863,232	33,053
*	Bottomline Technologies de Inc.	919,043	31,872
*	Q2 Holdings Inc.	853,472	31,450
*	MuleSoft Inc. Class A	1,350,718	31,418
*	Five9 Inc.	1,259,595	31,339
*	MicroStrategy Inc. Class A	227,560	29,879
	Xperi Corp.	1,206,278	29,433
*	Coupa Software Inc.	894,268	27,919
*	Virtusa Corp.	632,683	27,889
*	FormFactor Inc.	1,742,612	27,272
*	Diodes Inc.	948,854	27,204
^	Diebold Nixdorf Inc.	1,626,309	26,590
*	Barracuda Networks Inc.	960,174	26,405
*,^	Oclaro Inc.	3,871,951	26,097
*	Alarm.com Holdings Inc.	681,563	25,729
	NIC Inc.	1,515,971	25,165
*	CEVA Inc.	530,526	24,484
*	Web.com Group Inc.	1,122,452	24,469
*	ePlus Inc.	324,165	24,377
*	Varonis Systems Inc.	495,996	24,081
*	Cray Inc.	986,690	23,878
*	Blucora Inc.	1,069,013	23,625
	Monotype Imaging Holdings Inc.	951,276	22,926

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	3D Systems Corp.	2,644,399	22,848
	ADTRAN Inc.	1,151,171	22,275
*	Hortonworks Inc.	1,104,900	22,220
*	ScanSource Inc.	615,711	22,042
*	Infinera Corp.	3,423,753	21,672
*	Axcelis Technologies Inc.	748,981	21,496
*	Boingo Wireless Inc.	916,913	20,631
*	Amkor Technology Inc.	2,051,245	20,615
*	SPS Commerce Inc.	420,385	20,426
*	Super Micro Computer Inc.	935,893	19,584
*	Vocera Communications Inc.	632,241	19,106
*	Blackline Inc.	573,642	18,815
*,^	Acacia Communications Inc.	519,110	18,807
*,^	Shutterstock Inc.	426,884	18,369
*	Syntel Inc.	788,053	18,117
*	CalAmp Corp.	829,859	17,784
*	Quality Systems Inc.	1,304,439	17,714
*	Rudolph Technologies Inc.	729,927	17,445
*	PROS Holdings Inc.	658,801	17,425
*	Ultra Clean Holdings Inc.	728,105	16,812
*,^	Applied Optoelectronics Inc.	442,758	16,745
*	Instructure Inc.	505,344	16,727
*	Lattice Semiconductor Corp.	2,841,450	16,424
*	Everbridge Inc.	545,195	16,203
	Switch Inc.	863,308	15,704
*	Silver Spring Networks Inc.	965,110	15,673
*	Perficient Inc.	816,243	15,566
*,^	Gogo Inc.	1,353,990	15,273
*	IXYS Corp.	624,610	14,959
*	Presidio Inc.	770,194	14,765
*	LivePerson Inc.	1,275,511	14,668
*	Nanometrics Inc.	578,598	14,419
*	Photronics Inc.	1,685,495	14,369
*	Carbonite Inc.	569,511	14,295
*	CommerceHub Inc.	689,768	14,202
*	Loral Space & Communications Inc.	318,395	14,025
	Cohu Inc.	635,767	13,955
*	Alteryx Inc. Class A	548,142	13,852
*	Endurance International Group Holdings Inc.	1,582,880	13,296
*	Ichor Holdings Ltd.	524,723	12,908
*	Apptio Inc. Class A	544,002	12,795
*	Appfolio Inc.	301,244	12,502
*,^	Benefitfocus Inc.	456,855	12,335
*	Xcerra Corp.	1,225,987	12,002
	Comtech Telecommunications Corp.	539,424	11,932
	Systemax Inc.	358,602	11,931
*	Workiva Inc.	556,856	11,917
*	Okta Inc.	464,541	11,897
*	Actua Corp.	732,679	11,430
*	USA Technologies Inc.	1,159,054	11,301
	Forrester Research Inc.	241,640	10,680
*	PDF Solutions Inc.	664,802	10,437
*	VASCO Data Security International Inc.	746,986	10,383
*,^	Unisys Corp.	1,250,613	10,192
*	Rapid7 Inc.	533,585	9,957
*	Limelight Networks Inc.	2,179,176	9,610
*	Ribbon Communications Inc.	1,234,102	9,540
	Computer Programs & Systems Inc.	310,377	9,327
*	A10 Networks Inc.	1,194,980	9,225
*,^	Yext Inc.	762,440	9,172
*,^	Digimarc Corp.	248,714	8,991
*	Cision Ltd.	748,531	8,885
*	Model N Inc.	562,667	8,862
	Hackett Group Inc.	561,201	8,816

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Impinj Inc.	384,840	8,670
*	Vectrus Inc.	279,921	8,636
*	Altair Engineering Inc. Class A	352,308	8,427
*	Tabula Rasa HealthCare Inc.	299,685	8,406
*	AXT Inc.	936,752	8,150
	QAD Inc. Class A	204,398	7,941
*	DSP Group Inc.	624,669	7,808
	PC Connection Inc.	296,219	7,764
	American Software Inc. Class A	665,611	7,741
*	Harmonic Inc.	1,837,196	7,716
*	Alpha & Omega Semiconductor Ltd.	468,197	7,660
*	Internap Corp.	485,900	7,633
*	SailPoint Technologies Holding Inc.	514,106	7,455
*	Synchronoss Technologies Inc.	827,293	7,396
*	Rosetta Stone Inc.	555,219	6,924
*,^	KeyW Holding Corp.	1,173,682	6,890
*,^	TransEnterix Inc.	3,548,501	6,849
*	Mitek Systems Inc.	745,162	6,669
*	CommerceHub Inc. Class A	300,716	6,613
*	Upland Software Inc.	302,989	6,563
*	Calix Inc.	1,080,814	6,431
*	Sigma Designs Inc.	907,801	6,309
*	WideOpenWest Inc.	584,296	6,176
*	Zix Corp.	1,387,768	6,078
*,^	NeoPhotonics Corp.	916,719	6,032
*	Digi International Inc.	620,377	5,925
*	Brightcove Inc.	821,372	5,832
*,^	Castlight Health Inc. Class B	1,545,683	5,796
*	MongoDB Inc.	192,371	5,710
*	Quantenna Communications Inc.	462,416	5,641
*,^	Appian Corp. Class A	171,111	5,387
*	ChannelAdvisor Corp.	593,254	5,339
*	MobileIron Inc.	1,362,373	5,313
*	Agilysys Inc.	431,850	5,303
*,^	Immersion Corp.	718,877	5,075
	Preformed Line Products Co.	70,580	5,015
*,^	Kopin Corp.	1,528,590	4,891
*	Aerohive Networks Inc.	837,762	4,884
*	RigNet Inc.	319,157	4,771
*,^	VirnetX Holding Corp.	1,263,963	4,677
*	Pixelworks Inc.	738,793	4,677
*	Meet Group Inc.	1,644,944	4,639
*	Ooma Inc.	384,271	4,592
*	Amber Road Inc.	596,529	4,379
*,^	ForeScout Technologies Inc.	134,683	4,295
	Simulations Plus Inc.	260,718	4,198
*	Telenav Inc.	756,451	4,160
*	EMCORE Corp.	628,293	4,052
*	Quantum Corp.	719,397	4,050
*	KVH Industries Inc.	385,252	3,987
*,^	Exela Technologies Inc.	733,206	3,776
*,^	QuickLogic Corp.	2,064,240	3,592
*	Clearfield Inc.	279,441	3,423
*	Seachange International Inc.	860,467	3,382
*,^	Park City Group Inc.	332,173	3,172
*	Telaria Inc.	781,324	3,149
*,^	Veritone Inc.	133,400	3,095
*,^	SITO Mobile Ltd.	447,601	3,008
	TESSCO Technologies Inc.	147,714	2,976
	PC-Tel Inc.	403,760	2,976
	AstroNova Inc.	206,261	2,888
*	ID Systems Inc.	414,467	2,876
*	Datawatch Corp.	300,838	2,858
*	Amtech Systems Inc.	280,709	2,827

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	VOXX International Corp. Class A	492,421	2,758
*	PAR Technology Corp.	289,316	2,705
*	eGain Corp.	461,647	2,424
*	GSI Technology Inc.	291,749	2,322
*	Adesto Technologies Corp.	360,043	2,322
*	Data I/O Corp.	188,803	2,273
*	Computer Task Group Inc.	439,802	2,243
*	Aquantia Corp.	191,176	2,166
*,^	SecureWorks Corp. Class A	234,363	2,079
*	Key Tronic Corp.	301,701	2,061
	TransAct Technologies Inc.	150,302	1,991
*,^	Airgain Inc.	219,697	1,975
*	Aware Inc.	432,908	1,948
*	Fusion Telecommunications International Inc.	502,642	1,885
*	Casa Systems Inc.	104,787	1,861
*	inTEST Corp.	208,952	1,807
*	Edgewater Technology Inc.	285,696	1,783
*	Great Elm Capital Group Inc.	414,611	1,679
*,^	Resonant Inc.	222,043	1,659
	RCM Technologies Inc.	255,019	1,604
*	BSQUARE Corp.	337,101	1,568
*	Bandwidth Inc. Class A	67,765	1,567
*,^	Synacor Inc.	677,563	1,558
*,^	CVD Equipment Corp.	130,667	1,518
*,^	Neurotrope Inc.	212,046	1,493
*	LRAD Corp.	590,732	1,471
	GlobalSCAPE Inc.	408,661	1,451
	Concurrent Computer Corp.	241,743	1,395
	ClearOne Inc.	155,448	1,391
*	Aviat Networks Inc.	79,979	1,213
	QAD Inc. Class B	38,958	1,188
*,^	Ominto Inc.	339,216	1,150
*	Support.com Inc.	473,810	1,147
*,^	Aehr Test Systems	414,457	1,123
*,^	Inseego Corp.	673,718	1,085
*,^	Rimini Street Inc.	134,806	1,066
*,^	Atomera Inc.	219,062	949
*	SendGrid Inc.	39,523	947
*,^	NXT-ID Inc.	270,315	946
*,^	Everspin Technologies Inc.	123,476	926
*	Icad Inc.	265,114	912
*	GSE Systems Inc.	275,429	895
*	Innodata Inc.	643,214	875
*	iPass Inc.	1,597,520	831
	Pendrell Corp.	1,391	828
*	Xplore Technologies Corp.	292,147	827
*	Identiv Inc.	241,980	808
*	Marin Software Inc.	72,462	797
*	WidePoint Corp.	1,138,832	741
	Network-1 Technologies Inc.	304,119	730
*,^	Tintri Inc.	138,412	706
*	DASAN Zhone Solutions Inc.	71,691	664
*	Evolving Systems Inc.	137,615	647
*	Finjan Holdings Inc.	298,075	644
*,^	Neonode Inc.	843,592	627
*	NetSol Technologies Inc.	131,905	627
*	Intermolecular Inc.	388,778	533
	CSP Inc.	30,760	489
*	Radisys Corp.	481,423	484
	RELM Wireless Corp.	129,063	458
*	Westell Technologies Inc. Class A	121,863	457
*	SharpSpring Inc.	101,651	447
*,^	Intellicheck Inc.	161,682	414
*	Smith Micro Software Inc.	127,545	362

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	ParkerVision Inc.	331,909	352
*	Streamline Health Solutions Inc.	206,127	348
*,^	Netlist Inc.	1,089,336	335
*,^	Sunworks Inc.	317,501	333
*	Lantronix Inc.	164,876	333
	Communications Systems Inc.	73,726	268
*,^	Inuvo Inc.	315,731	256
*	ARC Group Worldwide Inc.	117,147	246
*	Qumu Corp.	105,861	242
*	Majesco	41,159	221
*,^	FORM Holdings Corp.	149,947	205
*	Determine Inc.	95,026	172
*	RumbleON Inc. Class B	27,561	142
*,^	CynergisTek Inc.	34,796	141
*	Cinedigm Corp. Class A	81,007	122
*	BroadVision Inc.	33,284	120
*	Xcel Brands Inc.	31,471	104
*,^	xG Technology Inc.	63,270	102
*	Trio-Tech International	14,020	98
*	Socket Mobile Inc.	20,235	72
*	Sonic Foundry Inc.	17,328	52
*	ADDvantage Technologies Group Inc.	29,519	44
*,2	Gerber Scientific Inc. CVR	388,581	44
*	Mastech Digital Inc.	4,280	43
	SilverSun Technologies Inc.	2,301	10
*	Intelligent Systems Corp.	1,683	8
*	CMTSU Liquidation Inc.	401,000	7
*,^	MYnd Analytics Inc.	1,200	4
			122,336,304
Telecommunications (1.9%)
	AT&T Inc.	147,965,786	5,752,910
	Verizon Communications Inc.	98,328,595	5,204,532
*	T-Mobile US Inc.	7,013,723	445,442
	CenturyLink Inc.	23,178,893	386,624
*	Zayo Group Holdings Inc.	4,762,715	175,268
*,^	Sprint Corp.	14,432,244	85,006
	Telephone & Data Systems Inc.	2,375,624	66,042
*	Vonage Holdings Corp.	4,949,328	50,335
	Shenandoah Telecommunications Co.	1,125,985	38,058
*	GTT Communications Inc.	783,442	36,783
*	Straight Path Communications Inc. Class B	172,349	31,331
*	8x8 Inc.	2,101,621	29,633
*,^	Iridium Communications Inc.	2,032,370	23,982
*	General Communication Inc. Class A	567,903	22,160
*	Cincinnati Bell Inc.	1,029,560	21,466
	Consolidated Communications Holdings Inc.	1,736,498	21,168
*	ORBCOMM Inc.	1,720,830	17,518
*,^	Globalstar Inc.	13,335,304	17,469
	ATN International Inc.	259,333	14,331
^	Frontier Communications Corp.	1,880,980	12,715
*	United States Cellular Corp.	323,542	12,175
*	pdvWireless Inc.	289,293	9,286
	Spok Holdings Inc.	479,524	7,505
	Windstream Holdings Inc.	3,595,524	6,652
*	HC2 Holdings Inc.	888,607	5,287
	IDT Corp. Class B	422,763	4,481
*	Hawaiian Telcom Holdco Inc.	138,772	4,282
*	Intelsat SA	1,240,306	4,205
*	Alaska Communications Systems Group Inc.	1,191,425	3,193
*	Otelco Inc. Class A	22,756	304
*	CPS Technologies Corp.	7,700	13
			12,510,156
Utilities (3.0%)
	NextEra Energy Inc.	11,335,995	1,770,569

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Duke Energy Corp.	16,879,505	1,419,735
Dominion Energy Inc.	15,517,935	1,257,884
Southern Co.	24,091,022	1,158,537
Exelon Corp.	23,141,122	911,992
American Electric Power Co. Inc.	11,865,174	872,921
Sempra Energy	6,051,112	646,985
Consolidated Edison Inc.	7,468,058	634,411
Public Service Enterprise Group Inc.	12,196,133	628,101
Xcel Energy Inc.	12,237,162	588,730
PG&E Corp.	12,395,257	555,679
PPL Corp.	16,581,804	513,207
WEC Energy Group Inc.	7,604,095	505,140
Edison International	7,851,108	496,504
ONEOK Inc.	9,241,301	493,947
Eversource Energy	7,627,792	481,924
DTE Energy Co.	4,322,806	473,174
American Water Works Co. Inc.	4,289,671	392,462
Entergy Corp.	4,341,402	353,347
Ameren Corp.	5,843,955	344,735
FirstEnergy Corp.	10,717,039	328,156
CMS Energy Corp.	6,778,680	320,632
CenterPoint Energy Inc.	10,381,390	294,416
Alliant Energy Corp.	5,571,603	237,406
Atmos Energy Corp.	2,688,477	230,913
Pinnacle West Capital Corp.	2,689,709	229,109
NiSource Inc.	8,110,087	208,186
NRG Energy Inc.	7,244,625	206,327
UGI Corp.	4,192,761	196,850
Westar Energy Inc. Class A	3,421,025	180,630
AES Corp.	15,976,279	173,023
Aqua America Inc.	4,283,649	168,048
Great Plains Energy Inc.	5,190,671	167,347
* Calpine Corp.	8,679,383	131,319
SCANA Corp.	3,275,959	130,318
Vectren Corp.	1,993,882	129,642
* Vistra Energy Corp.	6,186,084	113,329
IDACORP Inc.	1,218,203	111,295
WGL Holdings Inc.	1,244,064	106,790
National Fuel Gas Co.	1,856,721	101,953
Portland General Electric Co.	2,149,782	97,987
Hawaiian Electric Industries Inc.	2,624,005	94,858
ONE Gas Inc.	1,268,001	92,894
ALLETE Inc.	1,224,120	91,026
New Jersey Resources Corp.	2,097,308	84,312
Southwest Gas Holdings Inc.	1,038,570	83,584
Spire Inc.	1,109,437	83,374
Avista Corp.	1,556,270	80,132
PNM Resources Inc.	1,914,667	77,448
Black Hills Corp.	1,286,782	77,348
Avangrid Inc.	1,521,404	76,953
NorthWestern Corp.	1,165,355	69,572
South Jersey Industries Inc.	1,933,085	60,370
Ormat Technologies Inc.	907,823	58,064
El Paso Electric Co.	977,242	54,090
MGE Energy Inc.	846,276	53,400
California Water Service Group	1,164,113	52,792
American States Water Co.	889,791	51,528
Northwest Natural Gas Co.	695,252	41,472
* Dynegy Inc.	2,687,226	31,844
Chesapeake Utilities Corp.	377,427	29,647
SJW Group	398,840	25,458
Unitil Corp.	370,498	16,902
Connecticut Water Service Inc.	283,981	16,303
* Evoqua Water Technologies Corp.	680,900	16,144

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
				Shares	($000)
	Middlesex Water Co.			378,961	15,124
*	Sunrun Inc.			1,988,059	11,730
	York Water Co.			336,580	11,410
*	TerraForm Power Inc. Class A			735,151	8,792
	Artesian Resources Corp. Class A			204,533	7,887
*,^	Cadiz Inc.			548,251	7,813
*	Atlantic Power Corp.			2,932,572	6,892
*,^	AquaVenture Holdings Ltd.			266,094	4,130
*	Pure Cycle Corp.			490,531	4,096
^	Spark Energy Inc. Class A			279,655	3,468
*,^	Vivint Solar Inc.			705,847	2,859
	Genie Energy Ltd. Class B			379,378	1,654
*	US Geothermal Inc.			406,921	1,404

					19,870,434

Total Common Stocks (Cost $409,537,038)					661,465,480

		Coupon

Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
4,5	Vanguard Market Liquidity Fund	1.458%		45,238,970	4,524,349

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.008%	1/4/18	800	800
	United States Treasury Bill	1.075%	2/22/18	60,000	59,894
6	United States Treasury Bill	1.169%	3/22/18	109,050	108,728

					169,422

Total Temporary Cash Investments (Cost $4,693,602)					4,693,771

Total Investments (100.5%) (Cost $414,230,640)					666,159,251
Other Assets and Liabilities—Net (-0.5%)[6]					(3,582,080)

Net Assets (100%)					662,577,171

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,033,653,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,211,757,000 of collateral received for securities on loan.
6 Securities with a value of $91,669,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

58

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018
VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file
Number 33-32216, Incorporated by Reference.